UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	15.7%
United Kingdom	10.7%
France	6.9%
Canada	6.8%
Germany	5.9%
Switzerland	5.9%
Cayman Islands	5.0%
Australia	4.5%
Korea (South)	3.3%
Other*	35.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.4
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
10.0

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.8
Industrials	11.6
Consumer Discretionary	11.4
Consumer Staples	9.6
Information Technology	8.5
Health Care	7.9
Materials	7.3
Energy	7.2
Communication Services	6.9
Real Estate	3.3

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		226,469	$3,549,004
Alumina Ltd.		922,422	1,456,586
Amcor Ltd.		379,526	4,288,776
AMP Ltd.		967,412	1,548,088
APA Group unit		386,112	2,618,464
Aristocrat Leisure Ltd.		200,517	3,686,524
ASX Ltd.		66,475	3,491,186
Aurizon Holdings Ltd.		648,615	2,176,468
Australia & New Zealand Banking Group Ltd.		972,787	18,652,841
Bank of Queensland Ltd.		135,255	883,876
Bendigo & Adelaide Bank Ltd.		163,357	1,186,133
BHP Billiton Ltd.		998,966	26,434,979
BlueScope Steel Ltd.		189,446	1,796,247
Boral Ltd.		423,805	1,448,992
Brambles Ltd.		551,689	4,686,404
Caltex Australia Ltd.		87,065	1,670,054
Challenger Ltd.		182,279	1,056,250
Cimic Group Ltd.		31,127	1,110,095
Coca-Cola Amatil Ltd.		161,325	1,000,789
Cochlear Ltd.		19,003	2,509,504
Coles Group Ltd. (a)		373,408	3,319,380
Commonwealth Bank of Australia		598,570	31,444,602
Computershare Ltd.		152,615	1,918,257
Crown Ltd.		120,663	1,130,466
CSL Ltd.		153,977	21,553,996
DEXUS Property Group unit		332,527	2,930,186
Dominos Pizza Enterprises Ltd.		21,382	648,149
Flight Centre Travel Group Ltd.		19,241	520,855
Fortescue Metals Group Ltd.		511,690	2,579,118
Goodman Group unit		561,954	5,213,327
Harvey Norman Holdings Ltd. (b)		199,880	587,576
Incitec Pivot Ltd.		603,268	1,433,173
Insurance Australia Group Ltd.		797,656	4,430,984
Lendlease Group unit		188,871	1,770,823
Macquarie Group Ltd.		108,591	10,311,450
Medibank Private Ltd.		913,274	1,841,304
Mirvac Group unit		1,199,095	2,392,205
National Australia Bank Ltd.		924,423	16,505,610
Newcrest Mining Ltd.		265,342	4,678,192
Orica Ltd.		126,115	1,653,629
Origin Energy Ltd.		609,639	3,167,368
QBE Insurance Group Ltd.		463,873	4,228,204
Ramsay Health Care Ltd.		46,672	2,149,121
realestate.com.au Ltd.		17,697	996,792
Rio Tinto Ltd.		126,612	8,512,262
Santos Ltd.		613,160	3,107,857
Scentre Group unit		1,827,699	4,921,827
SEEK Ltd.		109,958	1,411,546
Sonic Healthcare Ltd.		150,106	2,714,212
South32 Ltd.		1,784,522	4,201,716
SP AusNet		536,657	671,512
Stockland Corp. Ltd. unit		789,797	2,099,013
Suncorp Group Ltd.		449,959	4,209,225
Sydney Airport unit		359,065	1,928,796
Tabcorp Holdings Ltd.		689,344	2,327,715
Telstra Corp. Ltd.		1,358,258	3,236,363
The GPT Group unit		645,067	2,605,660
TPG Telecom Ltd.		133,141	632,601
Transurban Group unit		906,042	8,584,320
Treasury Wine Estates Ltd.		238,141	2,887,493
Vicinity Centres unit		1,071,871	1,919,263
Washington H. Soul Pattinson & Co. Ltd.		33,888	549,216
Wesfarmers Ltd.		385,998	9,798,656
Westpac Banking Corp.		1,163,173	22,596,258
Woodside Petroleum Ltd.		317,955	7,932,399
Woolworths Group Ltd.		449,011	10,081,490
WorleyParsons Ltd.		109,671	1,107,116

TOTAL AUSTRALIA			320,692,543

Austria - 0.2%
Andritz AG		26,465	1,261,534
Erste Group Bank AG		103,914	4,160,833
OMV AG		48,422	2,593,308
Raiffeisen International Bank-Holding AG		47,366	1,262,798
Verbund AG		23,580	1,169,501
Voestalpine AG		41,729	1,339,977

TOTAL AUSTRIA			11,787,951

Bailiwick of Jersey - 0.5%
Experian PLC		297,951	8,673,030
Ferguson PLC		76,007	5,391,754
Glencore Xstrata PLC		3,692,316	14,649,485
Polymetal International PLC		56,581	593,671
WPP PLC		413,532	5,159,969

TOTAL BAILIWICK OF JERSEY			34,467,909

Belgium - 0.7%
Ageas		59,777	3,151,157
Anheuser-Busch InBev SA NV		258,152	22,951,558
Colruyt NV		20,327	1,465,049
Groupe Bruxelles Lambert SA		25,792	2,465,270
KBC Groep NV		86,005	6,368,501
Proximus		54,539	1,526,215
Solvay SA Class A		26,380	3,170,334
Telenet Group Holding NV		17,944	952,362
UCB SA		44,987	3,568,349
Umicore SA		73,510	2,844,484

TOTAL BELGIUM			48,463,279

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		1,240,000	1,482,664
Alibaba Pictures Group Ltd. (a)		4,620,000	1,036,508
Beijing Enterprises Water Group Ltd.		1,786,000	1,108,737
Brilliance China Automotive Holdings Ltd.		1,002,000	1,102,292
Cheung Kong Infrastructure Holdings Ltd.		217,000	1,762,046
China Gas Holdings Ltd.		579,800	1,866,198
China Oriental Group Co. Ltd. (H Shares)		356,000	218,280
China Resource Gas Group Ltd.		286,000	1,323,399
Cosco Shipping Ports Ltd.		557,800	556,037
Credicorp Ltd. (United States)		24,211	5,735,586
Dairy Farm International Holdings Ltd.		113,330	887,374
GOME Electrical Appliances Holdings Ltd. (a)		3,070,418	352,256
Haier Electronics Group Co. Ltd.		469,000	1,342,169
Hanergy Thin Film Power Group Ltd. (a)(c)		1,902,000	2
HengTen Networks Group Ltd. (a)		5,680,000	162,910
Hongkong Land Holdings Ltd.		407,765	2,842,122
Jardine Matheson Holdings Ltd.		75,164	4,945,791
Jardine Strategic Holdings Ltd.		72,800	2,753,296
Kerry Properties Ltd.		222,000	948,017
Kunlun Energy Co. Ltd.		1,052,000	1,110,361
Luye Pharma Group Ltd. (d)		340,000	307,720
Nine Dragons Paper (Holdings) Ltd.		483,000	446,378
NWS Holdings Ltd.		518,515	1,077,375
Shangri-La Asia Ltd.		372,000	527,310
Shenzhen International Holdings Ltd.		292,000	629,798
Sihuan Pharmaceutical Holdings Group Ltd.		1,422,000	382,472
Yue Yuen Industrial (Holdings) Ltd.		251,500	812,707

TOTAL BERMUDA			35,719,805

Brazil - 1.1%
Ambev SA		1,509,830	7,111,923
Atacadao Distribuicao Comercio e Industria Ltda		133,800	723,409
B2W Companhia Global do Varejo (a)		56,700	553,104
Banco Bradesco SA		385,659	3,048,999
Banco do Brasil SA		296,200	3,752,829
Banco Santander SA (Brasil) unit		139,000	1,595,570
BB Seguridade Participacoes SA		234,000	1,686,476
BM&F BOVESPA SA		706,825	6,210,023
BR Malls Participacoes SA		275,330	863,676
Brasil Foods SA (a)		162,900	1,289,956
CCR SA		399,800	1,191,926
Centrais Eletricas Brasileiras SA (Electrobras) (a)		77,400	645,477
Cielo SA		391,314	766,441
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		117,700	1,410,803
Companhia Siderurgica Nacional SA (CSN)		208,100	771,665
Cosan SA Industria e Comercio		56,600	676,556
Drogasil SA		77,500	1,366,543
Embraer SA		212,700	1,065,371
ENGIE Brasil Energia SA		67,550	766,443
Equatorial Energia SA		56,000	1,172,528
Hypermarcas SA		113,800	814,951
IRB Brasil Resseguros SA		46,400	1,111,158
JBS SA		311,400	1,570,064
Klabin SA unit		218,500	925,021
Kroton Educacional SA		447,592	1,112,959
Localiza Rent A Car SA		191,454	1,767,523
Lojas Renner SA		236,930	2,832,695
M. Dias Branco SA		28,100	298,049
Magazine Luiza SA		25,300	1,234,061
Multiplan Empreendimentos Imobiliarios SA		90,356	552,123
Natura Cosmeticos SA		62,900	838,004
Petrobras Distribuidora SA		118,100	713,823
Petroleo Brasileiro SA - Petrobras (ON)		952,711	7,279,391
Porto Seguro SA		29,300	404,406
Rumo SA (a)		362,200	1,671,934
Sul America SA unit		72,037	573,195
Suzano Papel e Celulose SA		182,271	1,893,320
TIM Participacoes SA		259,403	773,360
Ultrapar Participacoes SA		238,800	1,278,927
Vale SA		1,007,286	12,870,120
Vale SA sponsored ADR		73,373	937,707
Weg SA		265,866	1,259,797

TOTAL BRAZIL			79,382,306

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		82,410	3,412,784
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		149,503	8,814,841
AltaGas Ltd.		92,986	1,236,158
ARC Resources Ltd.		117,096	743,814
ATCO Ltd. Class I (non-vtg.)		25,738	882,781
Bank of Montreal		217,944	17,214,924
Bank of Nova Scotia		416,967	22,963,220
Barrick Gold Corp. (Canada)		598,034	7,602,089
Bausch Health Cos., Inc. (Canada) (a)		112,279	2,593,052
BCE, Inc.		50,621	2,264,852
BlackBerry Ltd. (a)		172,518	1,582,628
Bombardier, Inc. Class B (sub. vtg.) (a)		684,070	1,169,307
Brookfield Asset Management, Inc. Class A		286,121	13,794,548
CAE, Inc.		89,196	2,074,604
Cameco Corp.		133,078	1,468,159
Canadian Imperial Bank of Commerce		152,567	12,846,968
Canadian National Railway Co.		246,930	22,936,455
Canadian Natural Resources Ltd.		411,851	12,364,445
Canadian Pacific Railway Ltd.		48,694	10,910,262
Canadian Tire Ltd. Class A (non-vtg.)		20,396	2,244,976
Canadian Utilities Ltd. Class A (non-vtg.)		48,413	1,334,547
CCL Industries, Inc. Class B		49,976	2,131,916
Cenovus Energy, Inc. (Canada)		361,854	3,586,938
CGI Group, Inc. Class A (sub. vtg.) (a)		86,456	6,222,999
CI Financial Corp.		87,956	1,265,143
Constellation Software, Inc.		6,942	6,125,200
Dollarama, Inc.		106,125	3,187,632
Emera, Inc.		20,697	777,238
Empire Co. Ltd. Class A (non-vtg.)		57,291	1,274,369
Enbridge, Inc.		685,512	25,323,572
Encana Corp. (Toronto)		517,229	3,582,806
Fairfax Financial Holdings Ltd. (sub. vtg.)		9,799	4,672,975
Finning International, Inc.		68,984	1,238,386
First Capital Realty, Inc.		64,415	1,026,543
First Quantum Minerals Ltd.		227,360	2,401,391
Fortis, Inc.		148,594	5,492,554
Franco-Nevada Corp.		65,119	4,665,800
George Weston Ltd.		26,461	1,975,736
Gildan Activewear, Inc.		73,891	2,724,651
Great-West Lifeco, Inc.		97,737	2,456,374
H&R (REIT) unit		52,054	889,390
Husky Energy, Inc.		122,263	1,326,942
Hydro One Ltd. (d)		110,845	1,793,774
iA Financial Corp, Inc.		38,320	1,525,706
IGM Financial, Inc.		30,645	846,357
Imperial Oil Ltd.		96,159	2,793,542
Intact Financial Corp.		49,528	4,052,224
Inter Pipeline Ltd.		143,170	2,331,843
Keyera Corp.		69,898	1,615,318
Kinross Gold Corp. (a)		403,495	1,283,040
Loblaw Companies Ltd.		66,699	3,267,489
Lundin Mining Corp.		217,185	1,165,604
Magna International, Inc. Class A (sub. vtg.)		108,895	6,061,282
Manulife Financial Corp.		679,515	12,512,977
Methanex Corp.		21,095	1,156,391
Metro, Inc. Class A (sub. vtg.)		87,328	3,161,460
National Bank of Canada		118,910	5,664,579
Nutrien Ltd.		209,511	11,363,043
Onex Corp. (sub. vtg.)		29,149	1,690,803
Open Text Corp.		97,718	3,756,421
Pembina Pipeline Corp.		173,867	6,216,488
Power Corp. of Canada (sub. vtg.)		118,008	2,707,745
Power Financial Corp.		97,011	2,312,131
PrairieSky Royalty Ltd.		69,612	1,003,365
Restaurant Brands International, Inc.		81,880	5,344,172
RioCan (REIT)		66,983	1,287,962
Rogers Communications, Inc. Class B (non-vtg.)		127,642	6,426,404
Royal Bank of Canada		485,457	38,689,441
Saputo, Inc.		83,237	2,846,225
Seven Generations Energy Ltd. (a)		90,938	712,733
Shaw Communications, Inc. Class B		166,921	3,380,284
Shopify, Inc. Class A (a)		30,775	7,482,986
Smart (REIT)		42,017	1,062,578
SNC-Lavalin Group, Inc.		58,584	1,460,555
Sun Life Financial, Inc.		210,036	8,726,285
Suncor Energy, Inc.		547,658	18,060,409
Teck Resources Ltd. Class B (sub. vtg.)		176,485	4,173,356
TELUS Corp. (a)		69,454	2,557,413
The Stars Group, Inc. (a)		61,674	1,163,782
The Toronto-Dominion Bank		620,809	35,412,573
Thomson Reuters Corp.		69,742	4,309,875
Tourmaline Oil Corp.		95,156	1,422,688
TransCanada Corp.		309,845	14,788,004
Turquoise Hill Resources Ltd. (a)		356,330	531,955
Vermilion Energy, Inc.		50,826	1,297,871
West Fraser Timber Co. Ltd.		17,615	906,850
Wheaton Precious Metals Corp.		155,207	3,357,393
WSP Global, Inc.		39,789	2,148,493

TOTAL CANADA			478,635,838

Cayman Islands - 5.0%
3SBio, Inc. (d)		435,500	804,960
51job, Inc. sponsored ADR (a)		8,753	808,252
58.com, Inc. ADR (a)		30,897	2,218,096
AAC Technology Holdings, Inc.		245,000	1,591,559
Agile Property Holdings Ltd.		530,000	801,270
Airtac International Group		41,000	546,631
Alibaba Group Holding Ltd. sponsored ADR (a)		439,381	81,535,932
Anta Sports Products Ltd.		351,000	2,474,289
ASM Pacific Technology Ltd.		98,200	1,137,246
Autohome, Inc. ADR Class A (a)(b)		19,743	2,280,119
Baidu.com, Inc. sponsored ADR (a)		94,189	15,657,037
Baozun, Inc. sponsored ADR (a)(b)		13,394	649,609
BeiGene Ltd. ADR (a)(b)		10,895	1,353,486
Car, Inc. (a)		188,000	152,177
Chailease Holding Co. Ltd.		398,316	1,694,989
Cheung Kong Property Holdings Ltd.		881,616	7,080,080
China Conch Venture Holdings Ltd.		536,000	1,810,626
China First Capital Group Ltd. (a)		1,166,000	490,491
China Hongqiao Group Ltd.		675,000	555,846
China Huishan Dairy Holdings Co. Ltd. (a)(c)		894,000	23,932
China Investment Fund International Holdings Co. Ltd. (c)		288,000	848,052
China Literature Ltd. (a)(b)(d)		84,000	381,195
China Medical System Holdings Ltd.		499,000	442,083
China Mengniu Dairy Co. Ltd.		951,000	3,515,577
China Resources Cement Holdings Ltd.		788,000	788,522
China Resources Land Ltd.		944,465	4,111,447
China State Construction International Holdings Ltd.		677,750	702,390
China Zhongwang Holdings Ltd.		504,000	274,975
CIFI Holdings Group Co. Ltd.		1,162,000	771,724
CK Hutchison Holdings Ltd.		923,116	9,696,201
Country Garden Holdings Co. Ltd.		2,588,537	4,170,802
Country Garden Services Holdings Co. Ltd.		393,000	726,405
Ctrip.com International Ltd. ADR (a)		139,418	6,141,363
Dali Foods Group Co. Ltd. (d)		597,500	425,001
ENN Energy Holdings Ltd.		279,000	2,635,364
Evergrande Real Estate Group Ltd.		900,000	2,885,351
Fang Holdings Ltd. ADR (a)		54,396	82,682
Fullshare Holdings Ltd. (b)		2,040,000	228,839
Future Land Development Holding Ltd.		542,000	645,995
GDS Holdings Ltd. ADR (a)(b)		19,979	781,778
Geely Automobile Holdings Ltd.		1,694,000	3,398,883
Genscript Biotech Corp. (a)		286,000	729,145
Greentown China Holdings Ltd.		218,500	197,755
Greentown Service Group Co. Ltd.		304,000	262,350
Haitian International Holdings Ltd.		182,000	455,650
Hengan International Group Co. Ltd.		239,000	2,106,727
Huazhu Group Ltd. ADR (b)		45,349	1,922,798
Hutchison China Meditech Ltd. sponsored ADR (a)(b)		16,500	496,320
iQIYI, Inc. ADR (a)(b)		42,971	950,089
JD.com, Inc. sponsored ADR (a)		249,441	7,550,579
Jiayuan International Group Ltd.		291,496	130,424
Kaisa Group Holdings Ltd.		835,000	354,445
Kingboard Chemical Holdings Ltd.		226,000	736,067
Kingboard Laminates Holdings Ltd.		315,500	330,992
Kingdee International Software Group Co. Ltd.		756,000	925,148
Kingsoft Corp. Ltd.		273,000	697,742
KWG Property Holding Ltd.		449,000	525,421
Lee & Man Paper Manufacturing Ltd.		441,000	357,531
Lijun International Pharmaceutical Holding Ltd.		560,000	528,962
Logan Property Holdings Co. Ltd.		476,000	758,464
Longfor Properties Co. Ltd.		493,000	1,816,197
Meitu, Inc. (a)(d)		497,500	182,643
Meituan Dianping Class B		103,890	754,861
Melco Crown Entertainment Ltd. sponsored ADR		82,745	2,076,900
MGM China Holdings Ltd.		367,200	756,419
Minth Group Ltd.		248,000	782,429
Momo, Inc. ADR		50,843	1,783,064
NetEase, Inc. ADR		26,420	7,517,283
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		48,856	4,663,794
Nexteer Auto Group Ltd.		313,000	489,960
Noah Holdings Ltd. sponsored ADR (a)(b)		8,664	470,802
Pinduoduo, Inc. ADR (b)		62,991	1,400,290
Sands China Ltd.		838,400	4,606,241
Semiconductor Manufacturing International Corp. (a)(b)		987,000	1,056,790
Shenzhou International Group Holdings Ltd.		260,600	3,498,009
Shimao Property Holdings Ltd.		397,000	1,209,502
Shui On Land Ltd.		908,000	221,074
SINA Corp. (a)		21,890	1,377,757
Sino Biopharmaceutical Ltd.		2,298,000	2,208,714
SOHO China Ltd.		537,500	194,588
Sunac China Holdings Ltd.		831,000	4,284,870
Sunny Optical Technology Group Co. Ltd.		234,300	2,856,771
TAL Education Group ADR (a)		122,161	4,699,534
Tencent Holdings Ltd.		1,934,900	95,366,698
Tencent Music Entertainment Group ADR (a)(b)		28,376	488,067
Tingyi (Cayman Islands) Holding Corp.		652,000	1,072,150
Towngas China Co. Ltd.		248,922	198,000
Uni-President China Holdings Ltd.		388,000	355,119
Vipshop Holdings Ltd. ADR (a)(b)		139,721	1,202,998
Want Want China Holdings Ltd.		1,612,000	1,278,126
Weibo Corp. sponsored ADR (a)(b)		17,232	1,180,392
WH Group Ltd. (d)		3,041,000	3,605,101
Wharf Real Estate Investment Co. Ltd.		421,000	3,225,334
Wuxi Biologics (Cayman), Inc. (a)(d)		165,500	1,664,536
Wynn Macau Ltd.		508,000	1,457,016
Xiaomi Corp. Class B (d)		1,139,800	1,746,430
Xinyi Solar Holdings Ltd.		1,001,254	570,519
Yihai International Holding Ltd.		148,000	730,114
Yuzhou Properties Co.		440,284	232,355
YY, Inc. ADR (a)		15,961	1,350,460
Zhen Ding Technology Holding Ltd.		160,230	572,954
Zhongsheng Group Holdings Ltd. Class H		198,500	521,250
ZTO Express (Cayman), Inc. sponsored ADR (b)		104,738	2,087,428

TOTAL CAYMAN ISLANDS			355,151,404

Chile - 0.2%
Aguas Andinas SA		833,467	479,911
Banco de Chile (a)		9,974,513	1,463,410
Banco de Credito e Inversiones (a)		15,631	1,040,744
Banco Santander Chile		21,652,883	1,521,744
Cencosud SA		457,886	868,719
Colbun SA (a)		2,507,517	560,517
Compania Cervecerias Unidas SA		49,099	678,527
Compania de Petroleos de Chile SA (COPEC)		127,802	1,603,893
CorpBanca SA		52,714,873	470,877
Empresa Nacional de Telecomunicaciones SA (ENTEL)		51,823	542,699
Empresas CMPC SA		411,257	1,384,296
Enel Chile SA		8,722,515	878,948
Enersis SA		9,488,817	1,665,061
LATAM Airlines Group SA		97,296	964,915
S.A.C.I. Falabella		243,746	1,799,359

TOTAL CHILE			15,923,620

China - 2.8%
Agricultural Bank of China Ltd.:
(A Shares)		458,200	255,807
(H Shares)		9,535,000	4,399,946
Air China Ltd. (H Shares)		742,000	884,369
Aisino Co. Ltd. (A Shares)		20,200	76,422
Aluminum Corp. of China Ltd.:
(A shares) (a)		208,600	129,157
(H Shares) (a)		1,098,000	429,694
Angang Steel Co. Ltd. (H Shares)		326,000	219,001
Anhui Conch Cement Co. Ltd. (H Shares)		450,500	2,747,862
Anxin Trust Co. Ltd. (A Shares)		38,000	31,258
AVIC Aviation Engine Corp. PLC (A Shares)		12,952	46,751
AVIC Capital Co. Ltd. (A Shares)		60,100	51,579
AviChina Industry & Technology Co. Ltd. (H Shares)		689,000	404,891
Baic Motor Corp. Ltd. (H Shares) (d)		503,500	353,005
Bank Communications Co. Ltd. (H Shares)		3,185,200	2,683,838
Bank of Beijing Co. Ltd. (A Shares)		149,400	141,305
Bank of China Ltd.:
(A Shares)		150,000	86,638
(H Shares)		26,566,024	12,665,324
Bank of Hangzhou Co. Ltd. (A Shares)		176,031	232,098
Bank of Jiangsu Co. Ltd. (A Shares)		75,500	82,283
Bank of Nanjing Co. Ltd. (A Shares)		38,800	49,948
Bank of Ningbo Co. Ltd. (A Shares)		18,500	62,904
Bank of Shanghai Co. Ltd. (A Shares)		125,000	235,156
Baoshan Iron & Steel Co. Ltd. (A Shares)		132,500	141,060
BBMG Corp. (H Shares)		1,154,000	406,007
Beijing Capital International Airport Co. Ltd. (H Shares)		582,000	517,841
Beijing Tongrentang Co. Ltd. (A Shares)		34,900	161,522
BOE Technology Group Co. Ltd. (A Shares)		280,900	150,149
BYD Co. Ltd. (H Shares) (b)		221,500	1,507,763
CGN Power Co. Ltd. (H Shares) (d)		3,136,000	827,493
Changjiang Securities Co. Ltd. (A Shares)		47,800	55,927
China Cinda Asset Management Co. Ltd. (H Shares)		2,819,000	751,034
China CITIC Bank Corp. Ltd. (H Shares)		2,885,293	1,850,018
China Coal Energy Co. Ltd. (H Shares)		688,000	303,447
China Communications Construction Co. Ltd. (H Shares)		1,585,000	1,525,437
China Communications Services Corp. Ltd. (H Shares)		826,000	665,450
China Construction Bank Corp. (H Shares)		32,352,649	28,520,987
China Eastern Airlines Corp. Ltd. (H Shares)		452,000	320,931
China Everbright Bank Co. Ltd. (H Shares)		967,000	477,041
China Fortune Land Development Co. Ltd. (A Shares)		11,300	52,717
China Galaxy Securities Co. Ltd. (H Shares)		1,295,500	847,175
China Gezhouba Group Co. Ltd. (A Shares)		76,500	77,353
China Huarong Asset Management Co. Ltd. (d)		3,362,000	719,988
China International Capital Corp. Ltd. (H Shares) (d)		467,600	1,003,771
China International Marine Containers Group Co. Ltd.:
(H Shares)		153,900	194,023
rights (a)(c)		1,387	1,457
China International Travel Service Corp. Ltd. (A Shares)		6,600	75,938
China Life Insurance Co. Ltd. (H Shares)		2,574,000	7,314,305
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,032,000	710,381
China Merchants Bank Co. Ltd. (H Shares)		1,418,691	7,021,111
China Merchants Securities Co. Ltd. (A Shares)		21,400	55,701
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		54,700	178,681
China Minsheng Banking Corp. Ltd. (H Shares)		2,241,832	1,683,203
China Molybdenum Co. Ltd. (H Shares)		1,287,000	483,970
China National Building Materials Co. Ltd. (H Shares)		1,250,000	1,161,597
China National Chemical Engineering Co. Ltd. (A Shares)		87,400	80,588
China National Nuclear Power Co. Ltd. (A Shares)		198,800	175,041
China Northern Rare Earth Group High-Tech Co. Ltd.		108,600	165,603
China Oilfield Services Ltd. (H Shares)		528,000	565,368
China Pacific Insurance (Group) Co. Ltd. (H Shares)		948,800	3,888,425
China Petroleum & Chemical Corp.:
(A Shares)		425,000	358,431
(H Shares)		8,265,800	6,353,999
China Railway Construction Corp. Ltd. (H Shares)		857,000	1,011,603
China Railway Group Ltd. (H Shares)		1,153,000	908,314
China Railway Signal & Communications Corp. (H Shares) (d)		416,000	305,446
China Reinsurance Group Corp. (H Shares)		1,524,000	310,830
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		30,700	134,471
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	90,631
(H Shares)		1,133,500	2,505,467
China Shipbuilding Industry Group Power Co. Ltd.		13,400	47,353
China Shipping Container Lines Co. Ltd. (H Shares) (a)		1,337,000	180,657
China Shipping Development Co. Ltd. (H Shares)		364,000	235,249
China Southern Airlines Ltd. (H Shares)		814,000	709,739
China State Construction Engineering Corp. Ltd. (A Shares)		261,840	238,323
China Telecom Corp. Ltd. (H Shares)		4,490,000	2,323,756
China Tower Corp. Ltd. (H Shares) (d)		13,482,000	3,643,412
China United Network Communications Ltd. (A Shares)		209,200	207,184
China Vanke Co. Ltd. (H Shares)		467,800	1,809,827
China Yangtze Power Co. Ltd. (A Shares)		68,700	172,084
Chongqing Changan Automobile Co. Ltd. (B Shares)		277,800	145,543
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		796,000	464,726
CITIC Securities Co. Ltd. (H Shares)		906,500	1,959,800
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		926,500	431,079
CRRC Corp. Ltd. (H Shares)		1,501,800	1,311,357
Daqin Railway Co. Ltd. (A Shares)		72,100	91,210
Datang International Power Generation Co. Ltd. (H Shares)		934,000	241,691
Dong E-E-Jiao Co. Ltd. (A Shares)		18,800	122,237
Dongfeng Motor Group Co. Ltd. (H Shares)		872,000	845,900
Everbright Securities Co. Ltd. (A Shares)		26,300	48,579
Fangda Carbon New Material Co. Ltd. (A Shares)		35,200	109,652
Focus Media Information Technology Co. Ltd. (A Shares)		32,640	29,563
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		8,200	108,702
Founder Securities Co. Ltd. (A Shares)		52,800	54,722
Future Land Holdings Co. Ltd. (A Shares)		23,100	135,892
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)		198,000	695,352
GD Power Development Co. Ltd. (A Shares)		451,300	181,595
Gemdale Corp. (A Shares)		30,000	54,032
GF Securities Co. Ltd. (H Shares)		517,400	699,118
Great Wall Motor Co. Ltd. (H Shares) (b)		1,033,500	839,205
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		24,200	199,711
Greenland Holdings Corp. Ltd. (A Shares)		45,500	50,466
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,053,526	1,132,116
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		19,000	128,333
Guangzhou R&F Properties Co. Ltd. (H Shares)		326,000	647,445
Guotai Junan Securities Co. Ltd. (H Shares) (d)		331,800	708,873
Haitong Securities Co. Ltd.:
rights (a)(c)		41,328	11,801
(H Shares)		1,157,200	1,489,868
Han's Laser Technology Industry Group Co. Ltd. (A Shares)		5,800	33,672
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		50,900	246,984
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		12,000	49,586
Hengli Petrochemical Co. Ltd. (A Shares)		34,400	90,815
Hengtong Optic-electric Co. Ltd. (A Shares)		23,400	69,767
Huadian Power International Corp. Ltd. (H Shares)		526,000	224,620
Huadong Medicine Co. Ltd. (A Shares)		6,300	32,646
Huaneng Power International, Inc. (H Shares)		1,456,000	931,715
Huaneng Renewables Corp. Ltd. (H Shares)		1,374,000	395,834
Huatai Securities Co. Ltd.:
(A Shares)		42,700	129,338
(H Shares) (d)		543,000	1,021,655
Huaxia Bank Co. Ltd. (A Shares)		236,200	281,270
Huayu Automotive Systems Co. Ltd. (A Shares)		12,700	44,371
iFlytek Co. Ltd. (A Shares)		8,700	41,737
Industrial & Commercial Bank of China Ltd. (H Shares)		23,636,008	17,746,289
Industrial Bank Co. Ltd. (A Shares)		145,200	429,462
Industrial Securities Co. Ltd. (A Shares)		51,400	51,439
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		35,500	163,403
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		176,600	44,577
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		387,400	463,718
Jiangsu Expressway Co. Ltd. (H Shares)		374,000	532,052
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		22,560	220,244
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		9,100	158,979
Jiangxi Copper Co. Ltd. (H Shares)		419,000	555,476
Jinke Properties Group Co. Ltd. (A Shares)		152,000	171,750
Kangmei Pharmaceutical Co. Ltd. (A Shares)		42,400	60,060
Kweichow Moutai Co. Ltd. (A Shares)		6,000	867,719
Legend Holdings Corp. (H Shares) (d)		122,800	334,206
LONGi Green Energy Technology Co. Ltd.		11,830	39,873
Luxshare Precision Industry Co. Ltd. (A Shares)		17,550	67,986
Luzhou Laojiao Co. Ltd. (A Shares)		4,700	54,349
Maanshan Iron & Steel Co. Ltd. (A Shares)		606,200	313,230
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		12,720	28,916
Metallurgical Corp. China Ltd. (H Shares)		1,056,000	292,107
Midea Group Co. Ltd. (A Shares)		37,800	294,098
Muyuan Foodstuff Co. Ltd. (A Shares)		12,300	117,066
NARI Technology Co. Ltd. (A Shares)		70,200	207,737
New China Life Insurance Co. Ltd. (H Shares)		294,800	1,632,809
Orient Securities Co. Ltd. (A Shares)		27,500	45,609
People's Insurance Co. of China Group (H Shares)		2,720,000	1,112,992
PetroChina Co. Ltd. (H Shares)		6,924,000	4,389,080
PICC Property & Casualty Co. Ltd. (H Shares)		2,250,001	2,526,834
Ping An Bank Co. Ltd. (A Shares)		135,300	278,238
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,827,500	22,121,276
Poly Developments & Holdings (A Shares)		77,200	154,632
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		2,515,000	1,529,236
Power Construction Corp. of China Ltd. (A Shares)		52,346	41,504
Qingdao Haier Co. Ltd. (A Shares)		59,700	152,288
Rongsheng Petrochemical Co. Ltd. (A Shares)		48,000	94,148
SAIC Motor Corp. Ltd. (A Shares)		51,800	210,587
Sanan Optoelectronics Co. Ltd. (A Shares)		15,300	29,669
Sany Heavy Industry Co. Ltd. (A Shares)		38,500	70,027
SDIC Power Holdings Co. Ltd. (A Shares)		46,600	55,976
Shaanxi Coal Industry Co. Ltd. (A Shares)		40,100	53,706
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,900	117,976
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		700,000	687,079
Shanghai Construction Group Co. Ltd. (A Shares)		192,600	109,242
Shanghai Electric Group Co. Ltd. (H Shares)		820,000	319,855
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		200,000	687,079
Shanghai International Airport Co. Ltd. (A Shares)		6,272	65,775
Shanghai International Port Group Co. Ltd. (A Shares)		48,000	57,515
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		334,210	505,994
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		303,700	635,676
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		175,800	312,451
Shanghaioriental Pearl Media Co. Ltd.		22,490	37,901
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		11,900	101,474
Shenergy Co. Ltd. (A Shares)		85,171	70,819
Shenwan Hongyuan Group Co. Ltd. (A Shares)		322,100	245,823
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		40,200	47,453
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		30,200	107,888
Sichuan Chuantou Energy Co. Ltd. (A Shares)		59,800	78,669
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		28,500	121,449
Sinopec Engineering Group Co. Ltd. (H Shares)		371,500	358,960
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		874,000	395,510
Sinopharm Group Co. Ltd. (H Shares)		389,600	1,529,635
Sinotrans Ltd. (H Shares)		754,000	309,489
Suning.com Co. Ltd. (A Shares)		26,000	48,719
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	129,399
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		32,200	104,801
TBEA Co. Ltd. (A Shares)		39,900	45,795
TCL Corp. (A Shares)		339,900	181,182
Tong Ren Tang Technologies Co. Ltd. (H Shares)		193,000	267,673
TravelSky Technology Ltd. (H Shares)		292,000	750,025
Tsingtao Brewery Co. Ltd. (H Shares)		132,000	841,322
Weichai Power Co. Ltd. (H Shares)		748,800	1,223,692
Wuliangye Yibin Co. Ltd. (A Shares)		22,300	338,925
XCMG Construction Machinery Co. Ltd. (A Shares)		180,500	122,747
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (b)		390,364	425,953
Yanzhou Coal Mining Co. Ltd. (H Shares)		634,000	675,637
Yonghui Superstores Co. Ltd. (A Shares)		36,600	53,094
Yunnan Baiyao Group Co. Ltd. (A Shares)		11,900	156,372
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,200	157,502
Zhaojin Mining Industry Co. Ltd. (H Shares)		340,500	292,981
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		14,560	42,265
Zhejiang Chint Electric Co. Ltd. (A Shares)		11,400	42,909
Zhejiang Dahua Technology Co. Ltd. (A Shares)		13,200	32,378
Zhejiang Expressway Co. Ltd. (H Shares)		488,000	523,159
Zhejiang Longsheng Group Co. Ltd. (A Shares)		69,200	208,682
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)		83,500	58,767
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		14,600	31,000
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		74,600	269,118
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		173,600	880,746
Zijin Mng Group Co. Ltd. (H Shares)		2,505,000	977,119
ZTE Corp. (H Shares)		282,536	896,791

TOTAL CHINA			203,382,905

Colombia - 0.1%
Bancolombia SA		74,733	910,687
Cementos Argos SA		136,748	341,315
Ecopetrol SA		1,649,260	1,522,629
Grupo de Inversiones Suramerica SA		81,905	911,955
Interconexion Electrica SA ESP		154,539	756,145
Inversiones Argos SA		112,794	641,896

TOTAL COLOMBIA			5,084,627

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		50,988	1,185,749
Komercni Banka A/S		24,430	925,684
MONETA Money Bank A/S (d)		160,897	515,324

TOTAL CZECH REPUBLIC			2,626,757

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		1,409	1,716,718
Series B		2,099	2,705,809
Carlsberg A/S Series B		36,089	4,661,647
Christian Hansen Holding A/S		34,507	3,520,012
Coloplast A/S Series B		41,088	4,433,304
Danske Bank A/S		247,518	4,389,751
DONG Energy A/S (d)		65,185	4,990,502
DSV de Sammensluttede Vognmaend A/S		64,424	5,952,370
Genmab A/S (a)		21,425	3,556,724
H Lundbeck A/S		22,877	962,330
ISS Holdings A/S		54,811	1,704,532
Novo Nordisk A/S Series B		618,647	30,310,334
Novozymes A/S Series B		76,171	3,549,757
Pandora A/S		36,232	1,519,759
Tryg A/S		38,444	1,174,753
Vestas Wind Systems A/S		66,560	6,019,729
William Demant Holding A/S (a)		32,764	1,033,673

TOTAL DENMARK			82,201,704

Egypt - 0.0%
Commercial International Bank SAE (a)		354,498	1,586,673
Commercial International Bank SAE sponsored GDR		77,461	338,892
Eastern Tobacco Co.		246,485	261,128
Elsewedy Electric Co.		266,250	241,749

TOTAL EGYPT			2,428,442

Finland - 0.8%
Elisa Corp. (A Shares)		46,364	1,967,230
Fortum Corp.		153,923	3,252,538
Kone Oyj (B Shares)		113,489	6,219,353
Metso Corp.		34,382	1,280,672
Neste Oyj		129,843	4,287,403
Nokia Corp.		1,918,613	10,081,565
Nokian Tyres PLC		37,277	1,246,771
Nordea Bank ABP (Stockholm Stock Exchange)		1,035,637	8,147,723
Orion Oyj (B Shares)		36,307	1,206,591
Sampo Oyj (A Shares)		150,224	6,878,471
Stora Enso Oyj (R Shares)		201,215	2,497,180
UPM-Kymmene Corp.		188,250	5,301,756
Wartsila Corp.		145,524	2,320,984

TOTAL FINLAND			54,688,237

France - 6.8%
Accor SA		62,304	2,624,699
Aeroports de Paris		9,743	1,984,479
Air Liquide SA		108,076	14,377,547
Alstom SA		51,329	2,256,768
Amundi SA (d)		19,617	1,409,255
Arkema SA		22,781	2,336,910
Atos Origin SA		31,596	3,252,506
AXA SA (b)		654,160	17,444,182
BIC SA		8,245	710,677
bioMerieux SA		13,233	1,050,081
BNP Paribas SA		382,947	20,385,449
Bollore SA		310,308	1,474,304
Bouygues SA		72,054	2,710,561
Bureau Veritas SA		86,744	2,196,855
Capgemini SA		55,121	6,683,143
Carrefour SA		206,117	4,015,611
Casino Guichard Perrachon SA (b)		17,132	701,357
CNP Assurances		54,411	1,284,016
Compagnie de St. Gobain		171,006	7,011,235
Covivio		15,012	1,624,815
Credit Agricole SA		394,071	5,405,538
Danone SA		207,678	16,796,481
Dassault Aviation SA		960	1,452,517
Dassault Systemes SA		44,775	7,083,480
Edenred SA		83,106	3,915,823
EDF SA		175,627	2,529,265
EDF SA (a)		23,260	334,975
Eiffage SA		25,234	2,634,959
ENGIE		617,260	9,142,070
Essilor International SA		97,991	11,939,081
Eurazeo SA		18,333	1,438,332
Eutelsat Communications		55,597	1,003,334
Faurecia SA		24,466	1,242,531
Gecina SA		14,949	2,231,661
Groupe Eurotunnel SA		153,024	2,462,915
Hermes International SCA		10,700	7,527,102
ICADE		11,107	949,270
Iliad SA		8,656	880,567
Imerys SA		12,685	675,522
Ingenico SA		20,201	1,702,933
Ipsen SA		12,738	1,487,271
JCDecaux SA		26,267	860,263
Kering SA		25,777	15,236,352
Klepierre SA		67,145	2,385,062
L'Oreal SA		61,462	16,896,160
L'Oreal SA (a)		23,031	6,331,318
Legrand SA		91,325	6,711,221
LVMH Moet Hennessy - Louis Vuitton SA		94,057	36,928,401
Michelin CGDE Series B		58,218	7,528,198
Natixis SA		316,121	1,860,738
Orange SA		674,925	10,548,102
Pernod Ricard SA		71,700	12,493,048
Peugeot Citroen SA		202,333	5,301,241
Publicis Groupe SA		73,220	4,351,926
Remy Cointreau SA		7,636	1,017,467
Renault SA		65,728	4,483,682
Rexel SA		104,259	1,400,904
Safran SA		113,952	16,609,772
Sanofi SA		383,286	33,441,436
Sartorius Stedim Biotech		9,326	1,265,665
Schneider Electric SA		186,544	15,788,326
SCOR SE		53,715	2,190,572
SEB SA		7,252	1,327,443
Societe Generale Series A		263,596	8,359,025
Sodexo SA		22,720	2,605,611
Sodexo SA (a)		7,786	892,927
SR Teleperformance SA		20,344	3,908,694
Suez Environnement SA		123,850	1,739,850
Thales SA		37,443	4,470,482
Total SA		814,655	45,287,282
Ubisoft Entertainment SA (a)		27,642	2,640,867
Valeo SA		79,272	2,878,064
Veolia Environnement SA		176,937	4,179,410
VINCI SA		171,662	17,337,218
Vivendi SA		356,286	10,341,501
Wendel SA		8,766	1,213,262

TOTAL FRANCE			489,181,567

Germany - 5.5%
adidas AG		61,183	15,721,496
Allianz SE		142,562	34,459,254
Axel Springer Verlag AG		15,981	905,177
BASF AG		311,804	25,455,979
Bayer AG		317,753	21,148,287
Bayerische Motoren Werke AG (BMW)		112,170	9,548,969
Beiersdorf AG		33,754	3,688,931
Brenntag AG		56,298	3,034,693
Commerzbank AG		348,639	3,132,960
Continental AG		37,875	6,259,941
Covestro AG (d)		66,551	3,638,876
Daimler AG (Germany)		309,103	20,225,890
Delivery Hero AG (a)(d)		29,469	1,358,124
Deutsche Bank AG		674,432	5,574,228
Deutsche Borse AG		64,428	8,609,021
Deutsche Lufthansa AG		79,023	1,907,365
Deutsche Post AG		335,213	11,652,149
Deutsche Telekom AG		1,121,800	18,795,651
Deutsche Wohnen AG (Bearer)		122,960	5,526,131
Drillisch AG (b)		18,473	688,710
E.ON AG		746,017	8,020,969
Evonik Industries AG		53,904	1,605,784
Fraport AG Frankfurt Airport Services Worldwide		13,178	1,091,388
Fresenius Medical Care AG & Co. KGaA		70,260	5,921,756
Fresenius Medical Care AG & Co. KGaA sponsored ADR		7,868	331,872
Fresenius SE & Co. KGaA		142,248	8,069,804
GEA Group AG		54,439	1,521,585
Hannover Reuck SE		19,757	2,978,230
HeidelbergCement Finance AG		51,162	4,131,598
Henkel AG & Co. KGaA		32,890	3,133,757
Hochtief AG		9,074	1,353,594
Hugo Boss AG		21,375	1,490,236
Infineon Technologies AG		386,745	9,168,017
innogy SE (d)		43,630	2,025,437
KION Group AG		24,209	1,657,408
Lanxess AG		28,888	1,668,640
Merck KGaA		45,312	4,821,986
Metro Wholesale & Food Specialist AG		60,498	1,024,604
MTU Aero Engines Holdings AG		17,931	4,217,363
Muenchener Rueckversicherungs AG		50,509	12,633,149
OSRAM Licht AG (b)		31,969	1,093,263
ProSiebenSat.1 Media AG		78,432	1,239,896
Puma AG		2,645	1,636,098
RWE AG		179,307	4,579,291
SAP SE		333,509	42,992,061
Siemens AG		258,792	31,029,728
Siemens Healthineers AG (d)		52,560	2,241,328
Symrise AG		42,529	4,087,935
Telefonica Deutschland Holding AG		250,260	812,883
Thyssenkrupp AG		144,283	2,028,512
TUI AG		21,520	240,596
TUI AG (GB)		124,126	1,381,963
Uniper SE		65,820	1,993,978
United Internet AG		40,754	1,633,207
Volkswagen AG		11,522	2,059,938
Vonovia SE		167,373	8,348,156
Wirecard AG (b)		40,010	5,999,816
Zalando SE (a)(d)		36,382	1,711,406

TOTAL GERMANY			393,309,064

Greece - 0.1%
Alpha Bank AE (a)		476,056	737,911
Ff Group (a)(c)		7,090	19,085
Greek Organization of Football Prognostics SA		72,149	776,854
Hellenic Telecommunications Organization SA		81,208	1,127,606
Jumbo SA		36,791	668,490
Motor Oil (HELLAS) Corinth Refineries SA		19,546	498,524
Titan Cement Co. SA (Reg.)		12,970	281,633

TOTAL GREECE			4,110,103

Hong Kong - 2.8%
AIA Group Ltd.		4,103,600	42,018,548
Bank of East Asia Ltd.		440,669	1,390,291
Beijing Enterprises Holdings Ltd.		160,000	851,519
BOC Hong Kong (Holdings) Ltd.		1,261,000	5,642,094
BYD Electronic International Co. Ltd.		190,000	339,563
China Agri-Industries Holdings Ltd.		486,000	156,738
China Everbright International Ltd.		1,112,629	1,089,255
China Everbright Ltd.		280,000	509,688
China Jinmao Holdings Group Ltd.		1,712,000	1,108,627
China Merchants Holdings International Co. Ltd.		397,250	802,116
China Mobile Ltd.		2,080,000	19,846,116
China Overseas Land and Investment Ltd.		1,300,000	4,863,731
China Power International Development Ltd. (b)		1,391,000	370,588
China Resources Beer Holdings Co. Ltd.		478,989	2,188,935
China Resources Pharmaceutical Group Ltd. (d)		525,000	746,864
China Resources Power Holdings Co. Ltd.		645,780	903,868
China Taiping Insurance Group Ltd.		536,265	1,626,951
China Travel International Investment HK Ltd.		566,000	130,591
China Unicom Ltd.		2,128,000	2,526,731
CITIC Pacific Ltd.		1,865,000	2,714,958
CLP Holdings Ltd.		563,000	6,383,700
CNOOC Ltd.		6,025,000	10,943,415
CSPC Pharmaceutical Group Ltd.		1,624,000	3,130,084
Far East Horizon Ltd.		640,000	710,585
Fosun International Ltd.		851,500	1,319,886
Galaxy Entertainment Group Ltd.		818,000	6,115,605
Guangdong Investment Ltd.		974,000	1,825,133
Hang Lung Group Ltd.		287,000	854,254
Hang Lung Properties Ltd.		669,000	1,572,553
Hang Seng Bank Ltd.		259,000	6,801,193
Henderson Land Development Co. Ltd.		435,724	2,682,729
Hong Kong & China Gas Co. Ltd.		3,189,359	7,613,826
Hong Kong Exchanges and Clearing Ltd.		407,973	14,145,505
Hua Hong Semiconductor Ltd. (d)		166,000	392,316
Hysan Development Co. Ltd.		201,434	1,127,237
Lenovo Group Ltd.		2,360,000	2,187,079
Link (REIT)		715,230	8,342,283
MMG Ltd. (a)		704,000	304,222
MTR Corp. Ltd.		517,117	3,078,391
New World Development Co. Ltd.		2,103,497	3,480,445
PCCW Ltd.		1,389,627	837,872
Power Assets Holdings Ltd.		472,000	3,291,148
Shanghai Industrial Holdings Ltd.		128,000	300,877
Shenzhen Investment Ltd.		1,034,000	411,238
Sino Land Ltd.		1,178,225	2,072,647
Sino-Ocean Group Holding Ltd.		951,913	427,128
Sinotruk Hong Kong Ltd.		224,500	485,928
SJM Holdings Ltd.		670,000	808,803
Sun Art Retail Group Ltd.		770,917	673,157
Sun Hung Kai Properties Ltd.		537,583	9,278,597
Swire Pacific Ltd. (A Shares)		163,000	2,063,265
Swire Properties Ltd.		386,000	1,567,166
Techtronic Industries Co. Ltd.		477,500	3,451,235
Wharf Holdings Ltd.		458,000	1,316,528
Wheelock and Co. Ltd.		289,000	2,057,497
Winteam Pharmaceutical Group Ltd.		720,000	408,423
Yuexiu Property Co. Ltd.		2,224,000	515,970

TOTAL HONG KONG			202,805,692

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		116,401	1,336,446
OTP Bank PLC		78,732	3,489,324
Richter Gedeon PLC		48,076	951,316

TOTAL HUNGARY			5,777,086

India - 2.3%
Adani Ports & Special Economic Zone Ltd. (a)		167,839	946,590
Ambuja Cements Ltd.		182,145	576,665
Ashok Leyland Ltd.		421,648	526,402
Asian Paints Ltd.		94,424	1,983,667
Aurobindo Pharma Ltd.		105,498	1,240,658
Avenue Supermarts Ltd. (a)(d)		40,801	758,937
Axis Bank Ltd. (a)		649,205	7,148,088
Bajaj Auto Ltd.		27,080	1,160,271
Bajaj Finance Ltd.		60,710	2,698,682
Bajaj Finserv Ltd.		12,173	1,314,435
Bharat Forge Ltd.		88,739	601,706
Bharat Petroleum Corp. Ltd.		245,290	1,337,795
Bharti Airtel Ltd.		486,403	2,236,922
Bharti Airtel Ltd. rights 5/17/19 (a)		129,372	186,311
Bharti Infratel Ltd.		152,647	575,437
Bosch Ltd. (a)		2,491	644,467
Britannia Industries Ltd.		18,814	782,321
Cadila Healthcare Ltd.		69,489	324,712
Cipla Ltd. (a)		117,985	957,134
Coal India Ltd.		406,562	1,471,917
Container Corp. of India Ltd.		71,156	503,886
Dabur India Ltd.		173,058	989,194
Divi's Laboratories Ltd.		25,049	628,266
Dr. Reddy's Laboratories Ltd.		39,081	1,642,726
Eicher Motors Ltd.		4,499	1,315,735
GAIL India Ltd. (a)		257,345	1,315,232
Glenmark Pharmaceuticals Ltd.		68,277	625,842
Godrej Consumer Products Ltd.		114,712	1,073,546
Grasim Industries Ltd. (a)		115,977	1,500,689
Havells India Ltd. (a)		82,472	917,296
HCL Technologies Ltd.		179,026	3,041,774
Hero Motocorp Ltd.		17,242	621,840
Hindalco Industries Ltd.		372,638	1,102,446
Hindustan Petroleum Corp. Ltd.		206,176	862,187
Hindustan Unilever Ltd.		218,185	5,506,393
Housing Development Finance Corp. Ltd.		554,167	15,874,207
ICICI Bank Ltd.		820,989	4,778,763
Indiabulls Housing Finance Ltd.		91,050	909,167
Indian Oil Corp. Ltd.		613,621	1,392,491
Infosys Ltd.		1,186,237	12,759,821
InterGlobe Aviation Ltd. (d)		32,552	709,024
ITC Ltd.		1,152,002	4,984,505
JSW Steel Ltd.		308,407	1,365,418
Larsen & Toubro Ltd.		166,274	3,219,504
LIC Housing Finance Ltd.		95,678	682,413
Lupin Ltd. (a)		75,925	950,657
Mahindra & Mahindra Financial Services Ltd.		93,524	538,004
Mahindra & Mahindra Ltd.		261,007	2,418,307
Marico Ltd.		151,373	781,131
Maruti Suzuki India Ltd.		36,320	3,476,440
Motherson Sumi Systems Ltd.		317,971	668,841
Nestle India Ltd.		7,953	1,245,278
NTPC Ltd.		842,830	1,622,200
Oil & Natural Gas Corp. Ltd.		852,513	2,071,090
Page Industries Ltd.		1,931	640,234
Petronet LNG Ltd.		197,916	685,276
Pidilite Industries Ltd.		39,634	702,545
Piramal Enterprises Ltd.		27,358	927,816
Power Grid Corp. of India Ltd.		589,160	1,576,800
Rec Ltd.		247,842	525,063
Reliance Industries Ltd.		966,041	19,318,878
Shree Cement Ltd.		2,850	809,799
Shriram Transport Finance Co. Ltd.		48,554	774,492
State Bank of India (a)		616,942	2,745,577
Sun Pharmaceutical Industries Ltd.		278,193	1,828,004
Tata Consultancy Services Ltd.		305,528	9,915,721
Tata Motors Ltd. (a)		553,389	1,703,874
Tata Power Co. Ltd.		403,575	392,872
Tata Steel Ltd.		119,675	957,441
Tech Mahindra Ltd. (a)		164,409	1,973,701
Titan Co. Ltd.		104,000	1,729,998
Ultratech Cemco Ltd. (a)		31,832	2,110,098
United Spirits Ltd. (a)		97,937	789,014
UPL Ltd. (a)		126,263	1,756,971
Vedanta Ltd.		424,373	1,016,650
Vodafone Idea Ltd. (a)		2,481,335	550,442
Wipro Ltd.		493,930	2,119,765
Yes Bank Ltd.		562,953	1,357,935
Zee Entertainment Enterprises Ltd.		151,756	942,606

TOTAL INDIA			167,419,002

Indonesia - 0.5%
PT Adaro Energy Tbk		4,314,600	395,127
PT Astra International Tbk		6,987,800	3,739,086
PT Bank Central Asia Tbk		3,339,500	6,737,588
PT Bank Mandiri (Persero) Tbk		6,483,100	3,532,020
PT Bank Negara Indonesia (Persero) Tbk		2,496,889	1,682,115
PT Bank Rakyat Indonesia Tbk		18,917,100	5,801,244
PT Bank Tabungan Negara Tbk		1,333,900	236,826
PT Bumi Serpong Damai Tbk (a)		2,115,300	213,014
PT Charoen Pokphand Indonesia Tbk		2,394,100	886,237
PT Gudang Garam Tbk		156,800	929,521
PT Hanjaya Mandala Sampoerna Tbk		3,087,900	758,432
PT Indah Kiat Pulp & Paper Tbk		910,400	472,769
PT Indocement Tunggal Prakarsa Tbk		613,500	947,158
PT Indofood CBP Sukses Makmur Tbk		815,900	556,816
PT Indofood Sukses Makmur Tbk		1,443,500	704,023
PT Jasa Marga Tbk		636,453	272,447
PT Kalbe Farma Tbk		7,159,100	776,197
PT Pabrik Kertas Tjiwi Kimia Tbk		439,200	310,522
PT Pakuwon Jati Tbk		5,371,500	269,517
PT Perusahaan Gas Negara Tbk Series B		3,817,800	621,565
PT Semen Gresik (Persero) Tbk		1,003,600	950,779
PT Surya Citra Media Tbk		1,503,100	196,194
PT Tambang Batubara Bukit Asam Tbk		915,900	254,524
PT Telekomunikasi Indonesia Tbk Series B		17,010,500	4,529,680
PT Tower Bersama Infrastructure Tbk		801,900	222,281
PT Unilever Indonesia Tbk		512,900	1,637,681
PT United Tractors Tbk		577,112	1,100,563

TOTAL INDONESIA			38,733,926

Ireland - 0.4%
AIB Group PLC		290,000	1,345,942
Bank Ireland Group PLC		320,117	2,042,956
CRH PLC		268,724	9,040,064
DCC PLC (United Kingdom)		32,703	2,920,310
James Hardie Industries PLC CDI		145,867	1,982,542
Kerry Group PLC Class A		53,793	6,021,356
Kingspan Group PLC (Ireland)		50,249	2,642,123
Paddy Power Betfair PLC (Ireland)		27,934	2,339,782
Ryanair Holdings PLC (a)		4,983	66,712
Ryanair Holdings PLC sponsored ADR (a)		9,339	725,080
Smurfit Kappa Group PLC		74,004	2,168,865

TOTAL IRELAND			31,295,732

Isle of Man - 0.1%
Gaming VC Holdings SA		183,061	1,558,309
Genting Singapore Ltd.		2,046,800	1,482,316
NEPI Rockcastle PLC		123,669	1,030,762

TOTAL ISLE OF MAN			4,071,387

Israel - 0.4%
Azrieli Group		14,217	809,250
Bank Hapoalim BM (Reg.)		347,351	2,553,519
Bank Leumi le-Israel BM		500,147	3,421,009
Bezeq The Israel Telecommunication Corp. Ltd.		637,184	435,657
Check Point Software Technologies Ltd. (a)		43,444	5,246,297
Elbit Systems Ltd. (Israel)		7,772	1,081,788
Israel Chemicals Ltd.		239,556	1,268,373
Mizrahi Tefahot Bank Ltd.		46,447	1,004,214
NICE Systems Ltd. (a)		20,237	2,792,047
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		332,995	5,068,184
Wix.com Ltd. (a)		14,914	2,000,862

TOTAL ISRAEL			25,681,200

Italy - 1.3%
Assicurazioni Generali SpA		381,386	7,400,292
Atlantia SpA		171,576	4,680,132
Davide Campari-Milano SpA		193,239	1,947,381
Enel SpA		2,739,284	17,345,595
Eni SpA		851,996	14,518,986
Intesa Sanpaolo SpA		5,087,779	13,330,065
Leonardo SpA		137,383	1,586,344
Mediobanca SpA		203,290	2,154,695
Moncler SpA		59,035	2,421,433
Pirelli & C. SpA (d)		134,662	982,948
Poste Italiane SpA (d)		166,208	1,772,844
Prysmian SpA		80,685	1,555,631
Recordati SpA		39,767	1,605,250
Snam Rete Gas SpA		758,057	3,857,524
Telecom Italia SpA (a)		4,001,821	2,240,121
Terna SpA		458,951	2,747,786
UniCredit SpA		688,193	9,517,247

TOTAL ITALY			89,664,274

Japan - 15.7%
ABC-MART, Inc.		10,800	670,910
ACOM Co. Ltd.		139,200	487,347
AEON Co. Ltd.		213,100	3,930,284
AEON Financial Service Co. Ltd.		33,800	697,574
AEON MALL Co. Ltd.		33,620	514,282
Agc, Inc.		66,100	2,245,958
Air Water, Inc.		49,000	744,270
Aisin Seiki Co. Ltd.		53,000	2,048,252
Ajinomoto Co., Inc.		145,200	2,336,469
Alfresa Holdings Corp.		62,100	1,725,387
All Nippon Airways Ltd.		37,000	1,291,404
Alps Electric Co. Ltd.		71,300	1,502,232
Amada Holdings Co. Ltd.		109,500	1,214,974
Aozora Bank Ltd.		46,300	1,125,963
Asahi Group Holdings		123,800	5,366,760
ASAHI INTECC Co. Ltd.		32,400	1,631,707
Asahi Kasei Corp.		435,800	4,471,650
Asics Corp.		54,500	667,826
Astellas Pharma, Inc.		649,300	8,794,038
Bandai Namco Holdings, Inc.		70,300	3,344,764
Bank of Kyoto Ltd.		17,300	745,455
Benesse Holdings, Inc.		24,800	682,365
Bridgestone Corp.		203,300	8,041,113
Brother Industries Ltd.		75,800	1,485,447
Calbee, Inc.		27,900	766,408
Canon, Inc.		321,200	8,912,682
Canon, Inc. sponsored ADR (b)		17,468	483,514
Casio Computer Co. Ltd.		63,000	792,343
Central Japan Railway Co.		48,700	10,446,488
Chiba Bank Ltd.		201,400	1,050,437
Chubu Electric Power Co., Inc.		210,000	3,046,456
Chugai Pharmaceutical Co. Ltd.		78,000	4,929,485
Chugoku Electric Power Co., Inc.		87,700	1,044,732
Coca-Cola West Co. Ltd.		43,000	1,056,520
Concordia Financial Group Ltd.		365,200	1,416,279
Credit Saison Co. Ltd.		60,900	774,132
CyberAgent, Inc.		34,800	1,383,940
Dai Nippon Printing Co. Ltd.		79,600	1,881,474
Dai-ichi Mutual Life Insurance Co.		371,600	5,320,724
Daicel Chemical Industries Ltd.		87,900	980,042
Daifuku Co. Ltd.		33,900	2,063,306
Daiichi Sankyo Kabushiki Kaisha		193,000	9,496,234
Daikin Industries Ltd.		84,700	10,783,960
Dainippon Sumitomo Pharma Co. Ltd.		54,600	1,200,862
Daito Trust Construction Co. Ltd.		24,900	3,322,757
Daiwa House Industry Co. Ltd.		196,000	5,473,818
Daiwa House REIT Investment Corp.		609	1,396,827
Daiwa Securities Group, Inc.		561,900	2,615,552
DeNA Co. Ltd.		34,400	535,787
DENSO Corp.		145,400	6,334,451
Dentsu, Inc.		75,200	3,061,466
Disco Corp.		9,900	1,695,696
East Japan Railway Co.		102,800	9,657,543
Eisai Co. Ltd.		86,300	5,000,047
Electric Power Development Co. Ltd.		45,900	1,063,082
FamilyMart Co. Ltd.		84,800	2,259,405
Fanuc Corp.		65,800	12,362,212
Fast Retailing Co. Ltd.		19,800	11,421,949
Fuji Electric Co. Ltd.		43,300	1,525,674
Fujifilm Holdings Corp.		130,500	6,073,091
Fujitsu Ltd.		67,400	4,922,115
Fukuoka Financial Group, Inc.		57,600	1,331,995
Hakuhodo DY Holdings, Inc.		76,700	1,289,637
Hamamatsu Photonics K.K.		46,800	1,892,670
Hankyu Hanshin Holdings, Inc.		75,000	2,794,111
Hikari Tsushin, Inc.		6,800	1,253,844
Hino Motors Ltd.		89,300	840,131
Hirose Electric Co. Ltd.		10,516	1,214,020
Hisamitsu Pharmaceutical Co., Inc.		20,400	862,552
Hitachi Chemical Co. Ltd.		36,400	963,957
Hitachi Construction Machinery Co. Ltd.		35,300	934,827
Hitachi High-Technologies Corp.		23,000	1,022,039
Hitachi Ltd.		329,200	10,901,915
Hitachi Metals Ltd.		72,300	831,422
Honda Motor Co. Ltd.		549,000	15,318,720
Hoshizaki Corp.		17,200	1,111,720
Hoya Corp.		129,700	9,099,201
Hulic Co. Ltd.		112,100	964,063
Idemitsu Kosan Co. Ltd.		70,684	2,287,498
IHI Corp.		50,400	1,193,095
Iida Group Holdings Co. Ltd.		48,000	809,659
INPEX Corp.		351,400	3,410,058
Isetan Mitsukoshi Holdings Ltd.		124,300	1,181,684
Isuzu Motors Ltd.		182,300	2,611,066
Itochu Corp.		454,300	8,156,560
J. Front Retailing Co. Ltd.		77,700	945,137
Japan Airlines Co. Ltd.		36,600	1,225,202
Japan Airport Terminal Co. Ltd.		16,600	698,155
Japan Exchange Group, Inc.		177,300	2,877,673
Japan Post Bank Co. Ltd.		127,600	1,400,914
Japan Post Holdings Co. Ltd.		525,000	5,858,207
Japan Prime Realty Investment Corp.		259	1,034,651
Japan Real Estate Investment Corp.		434	2,403,860
Japan Retail Fund Investment Corp.		848	1,621,473
Japan Tobacco, Inc.		368,700	8,519,781
JFE Holdings, Inc.		160,600	2,746,470
JGC Corp.		66,200	943,719
JSR Corp.		62,900	953,142
JTEKT Corp.		67,100	860,774
JX Holdings, Inc.		1,098,310	5,331,085
Kajima Corp.		160,900	2,376,054
Kakaku.com, Inc.		44,900	919,000
Kamigumi Co. Ltd.		35,500	845,155
Kaneka Corp.		16,700	641,645
Kansai Electric Power Co., Inc.		241,600	2,918,199
Kansai Paint Co. Ltd.		57,600	1,093,622
Kao Corp.		165,500	12,713,169
Kawasaki Heavy Industries Ltd.		55,400	1,286,094
KDDI Corp.		601,300	13,858,490
Keihan Electric Railway Co., Ltd.		30,400	1,289,465
Keihin Electric Express Railway Co. Ltd.		71,000	1,208,456
Keio Corp.		36,500	2,195,341
Keisei Electric Railway Co.		47,000	1,641,277
Keyence Corp.		33,040	20,501,143
Kikkoman Corp.		48,000	2,223,439
Kintetsu Group Holdings Co. Ltd.		59,300	2,627,097
Kirin Holdings Co. Ltd.		281,400	6,364,624
Kobayashi Pharmaceutical Co. Ltd.		16,100	1,280,542
Kobe Steel Ltd.		107,100	816,266
Koito Manufacturing Co. Ltd.		34,400	2,044,329
Komatsu Ltd.		315,000	8,136,579
Konami Holdings Corp.		30,100	1,367,261
Konica Minolta, Inc.		145,100	1,451,065
Kose Corp.		10,100	1,890,435
Kubota Corp.		336,400	5,082,465
Kuraray Co. Ltd.		107,300	1,432,336
Kurita Water Industries Ltd.		32,600	844,594
Kyocera Corp.		109,100	7,041,869
Kyowa Hakko Kirin Co., Ltd.		96,200	1,861,908
Kyushu Electric Power Co., Inc.		138,300	1,337,126
Kyushu Railway Co.		51,500	1,673,594
Lawson, Inc.		19,500	908,524
LINE Corp. (a)(b)		24,600	824,209
Lion Corp.		78,200	1,606,191
LIXIL Group Corp.		85,100	1,105,433
M3, Inc.		139,500	2,465,779
Makita Corp.		73,600	2,675,883
Marubeni Corp.		545,700	3,895,023
Marui Group Co. Ltd.		60,700	1,229,857
Maruichi Steel Tube Ltd.		16,700	460,245
Mazda Motor Corp.		188,000	2,220,154
McDonald's Holdings Co. (Japan) Ltd.		19,800	915,391
Mebuki Financial Group, Inc.		260,610	662,082
Medipal Holdings Corp.		58,700	1,314,749
Meiji Holdings Co. Ltd.		40,000	3,141,972
Minebea Mitsumi, Inc.		127,400	2,253,045
Misumi Group, Inc.		93,500	2,415,665
Mitsubishi Chemical Holdings Corp.		447,500	3,170,001
Mitsubishi Corp.		459,200	12,597,650
Mitsubishi Electric Corp.		618,200	8,779,500
Mitsubishi Estate Co. Ltd.		406,200	6,838,979
Mitsubishi Gas Chemical Co., Inc.		54,200	807,684
Mitsubishi Heavy Industries Ltd.		102,100	4,235,415
Mitsubishi Materials Corp.		33,600	869,899
Mitsubishi Motors Corp. of Japan		230,000	1,286,323
Mitsubishi Tanabe Pharma Corp.		88,500	1,110,669
Mitsubishi UFJ Financial Group, Inc.		3,942,500	19,560,817
Mitsubishi UFJ Lease & Finance Co. Ltd.		123,000	622,757
Mitsui & Co. Ltd.		562,400	9,057,369
Mitsui Chemicals, Inc.		61,200	1,493,259
Mitsui Fudosan Co. Ltd.		306,200	7,056,110
Mitsui OSK Lines Ltd.		38,600	977,171
Mizuho Financial Group, Inc.		8,012,460	12,513,281
MonotaRO Co. Ltd.		43,500	1,000,467
MS&AD Insurance Group Holdings, Inc.		156,890	4,842,119
Murata Manufacturing Co. Ltd.		183,600	9,219,228
Nabtesco Corp.		36,500	1,110,777
Nagoya Railroad Co. Ltd.		60,100	1,623,960
NEC Corp.		90,100	3,029,081
New Hampshire Foods Ltd.		31,900	1,280,066
Nexon Co. Ltd. (a)		147,300	2,110,425
NGK Insulators Ltd.		96,100	1,418,272
NGK Spark Plug Co. Ltd.		52,400	1,014,649
Nidec Corp.		75,900	10,755,254
Nikon Corp.		106,900	1,487,455
Nintendo Co. Ltd.		38,700	13,328,890
Nippon Building Fund, Inc.		466	2,999,434
Nippon Electric Glass Co. Ltd.		28,400	777,593
Nippon Express Co. Ltd.		25,500	1,396,382
Nippon Paint Holdings Co. Ltd. (b)		48,500	1,835,159
Nippon Prologis REIT, Inc.		543	1,165,016
Nippon Steel & Sumitomo Metal Corp.		269,917	4,798,874
Nippon Telegraph & Telephone Corp.		215,500	8,966,617
Nippon Yusen KK		53,100	903,789
Nissan Chemical Corp.		41,900	1,854,365
Nissan Motor Co. Ltd.		764,400	6,136,637
Nisshin Seifun Group, Inc.		72,245	1,675,848
Nissin Food Holdings Co. Ltd.		22,700	1,493,703
Nitori Holdings Co. Ltd.		28,000	3,330,491
Nitto Denko Corp.		57,100	3,070,416
NKSJ Holdings, Inc.		105,000	3,922,124
Nomura Holdings, Inc.		1,180,600	4,470,010
Nomura Real Estate Holdings, Inc.		41,200	871,009
Nomura Real Estate Master Fund, Inc.		1,261	1,846,305
Nomura Research Institute Ltd.		37,240	1,815,281
NSK Ltd.		115,100	1,188,249
NTT Data Corp.		207,600	2,411,548
NTT DOCOMO, Inc.		426,100	9,253,011
NTT DOCOMO, Inc. sponsored ADR		26,497	578,032
Obayashi Corp.		231,400	2,262,172
OBIC Co. Ltd.		21,300	2,458,979
Odakyu Electric Railway Co. Ltd.		103,500	2,428,736
Oji Holdings Corp.		285,700	1,708,122
Olympus Corp.		397,300	4,436,835
OMRON Corp.		66,200	3,535,976
Ono Pharmaceutical Co. Ltd.		145,600	2,718,032
Oracle Corp. Japan		12,700	867,606
Oriental Land Co. Ltd.		67,800	7,468,073
ORIX Corp.		446,400	6,297,568
Osaka Gas Co. Ltd.		136,800	2,523,668
Otsuka Corp.		34,000	1,333,812
Otsuka Holdings Co. Ltd.		138,500	4,934,750
Pan Pacific International Hold		38,900	2,503,820
Panasonic Corp.		764,000	7,035,065
Park24 Co. Ltd.		39,000	816,796
Persol Holdings Co., Ltd.		57,100	1,068,238
Pigeon Corp.		38,500	1,629,584
Pola Orbis Holdings, Inc.		31,300	983,437
Rakuten, Inc.		297,300	3,296,068
Recruit Holdings Co. Ltd.		375,100	11,209,730
Renesas Electronics Corp. (a)		265,600	1,413,895
Resona Holdings, Inc.		726,200	3,062,042
Ricoh Co. Ltd.		218,200	2,199,727
Rinnai Corp.		10,800	725,203
ROHM Co. Ltd.		31,100	2,275,371
Ryohin Keikaku Co. Ltd.		7,900	1,499,223
Sankyo Co. Ltd. (Gunma)		13,000	511,738
Santen Pharmaceutical Co. Ltd.		135,300	2,057,527
SBI Holdings, Inc. Japan		78,580	1,673,956
Secom Co. Ltd.		71,400	5,985,306
Sega Sammy Holdings, Inc.		52,800	665,481
Seibu Holdings, Inc.		75,900	1,231,216
Seiko Epson Corp.		92,300	1,474,049
Sekisui Chemical Co. Ltd.		141,900	2,268,719
Sekisui House Ltd.		222,000	3,571,291
Seven & i Holdings Co. Ltd.		259,000	8,963,293
Seven Bank Ltd.		242,600	657,706
SG Holdings Co. Ltd.		31,500	841,263
Sharp Corp.		74,400	825,516
Shimadzu Corp.		73,600	1,964,957
Shimamura Co. Ltd.		7,800	580,475
SHIMANO, Inc.		25,800	3,772,898
SHIMIZU Corp.		199,100	1,696,179
Shin-Etsu Chemical Co. Ltd.		123,200	11,670,062
Shinsei Bank Ltd.		51,700	715,664
Shionogi & Co. Ltd.		96,000	5,581,005
Shiseido Co. Ltd.		128,800	10,080,151
Shizuoka Bank Ltd.		145,400	1,109,475
Showa Denko K.K.		45,500	1,537,838
SMC Corp.		19,500	8,062,929
SoftBank Corp.		280,000	29,688,788
SoftBank Corp.		569,600	6,708,696
Sohgo Security Services Co., Ltd.		23,300	1,036,415
Sony Corp.		432,000	21,759,023
Sony Financial Holdings, Inc.		55,800	1,135,586
Stanley Electric Co. Ltd.		41,800	1,129,476
Subaru Corp.		209,900	5,126,199
Sumco Corp.		76,700	1,005,270
Sumitomo Chemical Co. Ltd.		491,400	2,435,054
Sumitomo Corp.		385,700	5,503,570
Sumitomo Electric Industries Ltd.		255,500	3,381,972
Sumitomo Heavy Industries Ltd.		35,600	1,254,365
Sumitomo Metal Mining Co. Ltd.		76,500	2,389,187
Sumitomo Mitsui Financial Group, Inc.		446,400	16,224,959
Sumitomo Mitsui Trust Holdings, Inc.		112,725	3,933,107
Sumitomo Realty & Development Co. Ltd.		123,500	4,548,862
Sumitomo Rubber Industries Ltd.		57,500	705,620
Sundrug Co. Ltd.		23,800	635,835
Suntory Beverage & Food Ltd.		45,700	2,010,234
Suzuken Co. Ltd.		23,410	1,344,980
Suzuki Motor Corp.		117,600	5,347,134
Sysmex Corp.		57,700	3,290,187
T&D Holdings, Inc.		184,900	1,986,021
Taiheiyo Cement Corp.		42,900	1,374,864
Taisei Corp.		74,500	3,260,357
Taisho Pharmaceutical Holdings Co. Ltd.		12,700	1,172,010
Taiyo Nippon Sanso Corp.		40,300	668,923
Takashimaya Co. Ltd.		48,200	540,435
Takeda Pharmaceutical Co. Ltd.		504,315	18,610,094
TDK Corp.		44,700	3,888,352
Teijin Ltd.		55,900	956,967
Terumo Corp.		208,100	6,252,621
THK Co. Ltd.		45,100	1,176,539
Tobu Railway Co. Ltd.		62,800	1,770,205
Toho Co. Ltd.		40,200	1,679,887
Toho Gas Co. Ltd.		25,000	1,027,874
Tohoku Electric Power Co., Inc.		138,900	1,586,075
Tokio Marine Holdings, Inc.		219,000	11,013,403
Tokyo Century Corp.		13,100	602,110
Tokyo Electric Power Co., Inc. (a)		475,200	2,678,986
Tokyo Electron Ltd.		53,300	8,442,735
Tokyo Gas Co. Ltd.		135,900	3,448,892
Tokyu Corp.		175,100	2,848,254
Tokyu Fudosan Holdings Corp.		207,800	1,167,762
Toppan Printing Co. Ltd.		78,300	1,265,930
Toray Industries, Inc.		478,900	3,277,149
Toshiba Corp.		221,400	7,353,831
Tosoh Corp.		84,500	1,354,033
Toto Ltd.		47,100	1,983,024
Toyo Seikan Group Holdings Ltd.		50,000	996,005
Toyo Suisan Kaisha Ltd.		28,800	1,094,914
Toyoda Gosei Co. Ltd.		23,200	481,099
Toyota Industries Corp.		47,300	2,675,075
Toyota Motor Corp.		767,972	47,545,496
Toyota Tsusho Corp.		75,300	2,487,580
Trend Micro, Inc.		39,600	1,976,534
Tsuruha Holdings, Inc.		11,900	1,011,652
Unicharm Corp.		138,700	4,543,438
United Urban Investment Corp.		963	1,537,065
USS Co. Ltd.		71,100	1,356,960
Welcia Holdings Co. Ltd.		14,700	577,337
West Japan Railway Co.		54,800	4,064,434
Yahoo! Japan Corp.		932,900	2,478,912
Yakult Honsha Co. Ltd.		41,700	2,826,294
Yamada Denki Co. Ltd.		207,400	981,191
Yamaguchi Financial Group, Inc.		93,000	684,591
Yamaha Corp.		44,800	2,312,492
Yamaha Motor Co. Ltd.		92,600	1,901,960
Yamato Holdings Co. Ltd.		108,400	2,347,637
Yamazaki Baking Co. Ltd.		41,300	612,484
Yaskawa Electric Corp.		83,600	3,073,226
Yokogawa Electric Corp.		81,500	1,695,920
Yokohama Rubber Co. Ltd.		38,800	729,013
Zozo, Inc.		69,400	1,224,211

TOTAL JAPAN			1,124,417,463

Korea (South) - 3.1%
AMOREPACIFIC Corp.		10,463	1,869,661
AMOREPACIFIC Group, Inc.		8,769	566,515
BGF Retail Co. Ltd.		2,524	473,788
BS Financial Group, Inc.		84,720	510,208
Celltrion Healthcare Co. Ltd.		17,166	1,114,896
Celltrion Pharm, Inc.		5,250	267,910
Celltrion, Inc. (a)		28,448	5,181,206
Cheil Industries, Inc.		25,247	2,223,192
Cheil Worldwide, Inc.		24,843	543,169
CJ CheilJedang Corp.		2,691	728,228
CJ Corp.		4,333	444,836
CJ O Shopping Co. Ltd.		4,207	791,155
Daelim Industrial Co.		9,380	780,048
Daewoo Engineering & Construction Co. Ltd. (a)		49,122	212,691
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		11,828	295,189
Db Insurance Co. Ltd. (a)		16,652	978,511
DGB Financial Group Co. Ltd.		53,333	385,790
Doosan Bobcat, Inc.		13,451	369,206
E-Mart Co. Ltd.		7,757	1,146,214
EUSU Holdings Co. Ltd. (a)		6	46
Fila Korea Ltd.		17,346	1,227,919
GS Engineering & Construction Corp.		21,018	733,096
GS Holdings Corp.		16,934	756,495
GS Retail Co. Ltd.		7,314	245,997
Hana Financial Group, Inc.		103,182	3,262,083
Hanjin Shipping Co. Ltd. (a)(c)		12	0
Hankook Tire Co. Ltd.		23,963	818,317
Hanmi Pharm Co. Ltd.		2,168	809,268
Hanmi Science Co. Ltd.		5,235	338,203
Hanon Systems		65,202	702,988
Hanwha Chemical Corp.		35,086	620,932
Hanwha Corp.		14,827	377,041
Hanwha Life Insurance Co. Ltd.		87,126	298,651
HDC Hyundai Development Co.		10,979	439,534
HLB, Inc. (a)		10,419	750,985
Hotel Shilla Co.		10,687	1,055,837
Hyundai Department Store Co. Ltd.		4,235	369,286
Hyundai Engineering & Construction Co. Ltd.		26,853	1,211,143
Hyundai Fire & Marine Insurance Co. Ltd.		21,445	704,694
Hyundai Glovis Co. Ltd.		6,268	858,881
Hyundai Heavy Industries Co. Ltd. (a)		12,828	1,372,055
Hyundai Mobis		23,217	4,637,376
Hyundai Motor Co.		47,146	5,609,678
Hyundai Robotics Co. Ltd.		3,132	920,219
Hyundai Steel Co.		25,520	1,015,091
Industrial Bank of Korea		81,480	990,491
ING Life Insurance Korea Ltd. (d)		9,227	282,198
Kakao Corp.		16,405	1,691,223
Kangwon Land, Inc.		39,137	1,143,167
KB Financial Group, Inc.		135,978	5,388,239
KCC Corp.		1,794	547,134
Kia Motors Corp.		89,913	3,495,299
Korea Aerospace Industries Ltd.		24,629	740,556
Korea Electric Power Corp.		83,893	2,038,150
Korea Express Co. Ltd. (a)		2,778	375,886
Korea Gas Corp. (a)		8,260	327,488
Korea Investment Holdings Co. Ltd.		14,293	839,891
Korea Zinc Co. Ltd.		2,762	1,073,706
Korean Air Lines Co. Ltd.		16,664	474,576
KT Corp.		6,424	150,891
KT&G Corp.		40,235	3,525,717
Kumho Petro Chemical Co. Ltd. (a)		5,785	456,236
LG Chemical Ltd.		15,734	4,879,661
LG Corp.		33,825	2,121,309
LG Display Co. Ltd.		78,142	1,333,513
LG Electronics, Inc.		38,198	2,487,443
LG Household & Health Care Ltd.		3,175	3,878,704
LG Innotek Co. Ltd.		4,465	469,895
LG Telecom Ltd.		62,120	763,152
Lotte Chemical Corp.		6,095	1,405,922
Lotte Confectionery Co. Ltd. (a)		9,375	395,051
Lotte Shopping Co. Ltd.		3,284	502,188
Medy-Tox, Inc.		1,523	731,531
Mirae Asset Daewoo Co. Ltd.		129,534	868,004
NAVER Corp.		48,298	4,958,386
NCSOFT Corp.		6,142	2,775,485
Netmarble Corp. (d)		8,173	895,231
Oci Co. Ltd.		5,564	445,021
Orion Corp./Republic of Korea		7,469	621,770
Ottogi Corp.		360	224,534
Pearl Abyss Corp. (a)		1,722	257,854
POSCO		26,991	5,928,901
POSCO Chemtech Co. Ltd.		7,506	369,493
Posco International Corp.		14,945	234,958
S-Oil Corp.		15,402	1,219,976
S1 Corp.		5,845	492,101
Samsung Biologics Co. Ltd. (a)(d)		5,500	1,606,515
Samsung Card Co. Ltd.		7,471	238,120
Samsung Electro-Mechanics Co. Ltd.		18,646	1,738,036
Samsung Electronics Co. Ltd.		1,626,969	64,085,814
Samsung Engineering Co. Ltd. (a)		53,676	786,227
Samsung Fire & Marine Insurance Co. Ltd.		10,841	2,831,302
Samsung Heavy Industries Co. Ltd. (a)		144,262	1,018,749
Samsung Life Insurance Co. Ltd.		23,088	1,683,981
Samsung SDI Co. Ltd.		18,929	3,845,936
Samsung SDS Co. Ltd.		12,354	2,303,088
Samsung Securities Co. Ltd.		21,519	659,060
Shinhan Financial Group Co. Ltd.		145,428	5,515,984
Shinsegae Co. Ltd.		2,290	668,895
SillaJen, Inc. (a)		20,422	1,147,412
SK C&C Co. Ltd.		11,125	2,451,493
SK Energy Co. Ltd.		22,314	3,498,514
SK Hynix, Inc.		197,495	13,403,755
SK Telecom Co. Ltd.		6,654	1,416,372
STX Pan Ocean Co. Ltd. (Korea) (a)		68,952	282,262
ViroMed Co. Ltd. (a)		4,504	1,007,200
Woongjin Coway Co. Ltd.		16,505	1,244,954
Woori Financial Group, Inc. (a)		165,748	1,972,156
Woori Investment & Securities Co. Ltd.		42,184	498,303
Yuhan Corp.		3,120	658,036

TOTAL KOREA (SOUTH)			224,381,323

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		231,973	5,028,777
Aroundtown SA		257,420	2,086,307
Eurofins Scientific SA (b)		3,805	1,741,217
Millicom International Cellular SA (depository receipt)		22,255	1,301,739
Reinet Investments SCA		48,665	819,770
RTL Group SA		15,911	894,073
SES SA (France) (depositary receipt)		120,259	2,046,167
Tenaris SA		154,893	2,147,101

TOTAL LUXEMBOURG			16,065,151

Malaysia - 0.5%
AirAsia Group BHD		458,800	302,944
Alliance Bank Malaysia Bhd		362,900	356,361
AMMB Holdings Bhd		564,600	610,415
Axiata Group Bhd		917,190	880,698
British American Tobacco (Malaysia) Bhd		44,500	375,201
Bumiputra-Commerce Holdings Bhd		1,617,170	2,061,310
Dialog Group Bhd		1,195,122	930,776
DiGi.com Bhd		1,018,000	1,132,616
Fraser & Neave Holdings BHD		44,700	377,320
Gamuda Bhd		582,075	492,747
Genting Bhd		721,200	1,228,020
Genting Malaysia Bhd		972,400	747,910
Genting Plantations Bhd		163,800	416,780
Hap Seng Consolidated Bhd		228,400	545,796
Hartalega Holdings Bhd		485,900	591,142
Hong Leong Bank Bhd		211,100	1,020,142
Hong Leong Credit Bhd		81,900	380,728
IHH Healthcare Bhd		801,900	1,078,380
IJM Corp. Bhd		865,100	489,620
IOI Corp. Bhd		629,700	686,890
IOI Properties Group Bhd		524,000	173,632
Kuala Lumpur Kepong Bhd		139,300	833,543
Malayan Banking Bhd		1,265,465	2,831,189
Malaysia Airports Holdings Bhd		403,698	745,003
Maxis Bhd		970,600	1,258,294
MISC Bhd		370,100	617,654
Nestle (Malaysia) BHD		17,000	600,726
Petronas Chemicals Group Bhd		792,300	1,724,683
Petronas Dagangan Bhd		63,400	370,785
Petronas Gas Bhd		219,400	938,201
PPB Group Bhd		187,120	849,044
Press Metal Bhd		424,800	488,040
Public Bank Bhd		997,100	5,426,231
QL Resources Bhd		216,300	356,794
RHB Capital Bhd		329,157	474,489
Sime Darby Bhd		833,007	467,427
Sime Darby Plantation Bhd		813,207	1,014,911
Sime Darby Property Bhd		979,607	262,998
SP Setia Bhd		500,955	275,044
Telekom Malaysia Bhd		312,874	220,211
Tenaga Nasional Bhd		1,098,925	3,263,949
Top Glove Corp. Bhd		439,000	517,095
Westports Holdings Bhd		306,100	281,335
YTL Corp. Bhd		1,033,812	282,551

TOTAL MALAYSIA			38,979,625

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	395,181
Mexico - 0.7%
Alfa SA de CV Series A		980,200	990,657
Alsea S.A.B. de CV		180,500	403,507
America Movil S.A.B. de CV Series L		11,503,146	8,567,706
Banco Santander Mexico SA		630,750	1,059,360
CEMEX S.A.B. de CV unit (a)		5,310,740	2,456,789
Coca-Cola FEMSA S.A.B. de CV unit		184,100	1,174,359
El Puerto de Liverpool S.A.B. de CV Class C		60,155	389,404
Embotelladoras Arca S.A.B. de CV		143,462	814,334
Fibra Uno Administracion SA de CV		1,191,200	1,775,702
Fomento Economico Mexicano S.A.B. de CV unit		656,400	6,403,083
Gruma S.A.B. de CV Series B		73,135	731,012
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		117,300	1,192,692
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		68,105	1,121,746
Grupo Bimbo S.A.B. de CV Series A		524,200	1,167,424
Grupo Carso SA de CV Series A1		140,500	544,799
Grupo Financiero Banorte S.A.B. de CV Series O		883,700	5,585,777
Grupo Financiero Inbursa S.A.B. de CV Series O		839,200	1,284,624
Grupo Mexico SA de CV Series B		1,205,023	3,533,501
Grupo Televisa SA de CV		808,800	1,645,096
Industrias Penoles SA de CV		42,165	483,910
Infraestructura Energetica Nova S.A.B. de CV		180,600	789,457
Kimberly-Clark de Mexico SA de CV Series A		522,900	903,875
Megacable Holdings S.A.B. de CV unit		94,700	417,159
Mexichem S.A.B. de CV		338,316	785,393
Promotora y Operadora de Infraestructura S.A.B. de CV		77,745	790,829
Wal-Mart de Mexico SA de CV Series V		1,791,000	5,263,104

TOTAL MEXICO			50,275,299

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		784,000	767,530
HKT Trust/HKT Ltd. unit		1,242,640	1,926,181

TOTAL MULTI-NATIONAL			2,693,711

Netherlands - 3.2%
ABN AMRO Group NV GDR (d)		139,811	3,288,348
Adyen BV (d)		3,562	2,898,873
AEGON NV		651,006	3,398,348
AerCap Holdings NV (a)		42,055	2,087,610
Airbus Group NV		198,079	27,122,888
Akzo Nobel NV		77,976	6,620,562
ASML Holding NV (Netherlands)		138,217	28,763,188
CNH Industrial NV		350,209	3,797,536
EXOR NV		38,796	2,582,967
Ferrari NV		41,813	5,662,868
Fiat Chrysler Automobiles NV		372,247	5,734,113
Heineken Holding NV		37,506	3,809,142
Heineken NV (Bearer)		86,874	9,377,421
ING Groep NV (Certificaten Van Aandelen)		1,324,487	16,900,492
Koninklijke Ahold Delhaize NV		405,283	9,767,966
Koninklijke DSM NV		62,257	7,120,434
Koninklijke KPN NV		1,161,429	3,569,484
Koninklijke Philips Electronics NV		316,461	13,590,016
NN Group NV		100,143	4,360,278
NXP Semiconductors NV		117,052	12,363,032
QIAGEN NV (Germany) (a)		81,538	3,148,728
Randstad NV		39,273	2,242,955
STMicroelectronics NV (France)		233,907	4,295,637
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		47,618	8,184,829
Unilever NV (Certificaten Van Aandelen) (Bearer)		517,403	31,305,253
Vopak NV		22,534	1,004,647
Wolters Kluwer NV		92,368	6,441,845
X5 Retail Group NV GDR		39,614	1,202,703

TOTAL NETHERLANDS			230,642,163

New Zealand - 0.2%
Auckland International Airport Ltd.		319,209	1,699,202
Fisher & Paykel Healthcare Corp.		189,937	2,005,640
Fletcher Building Ltd.		280,028	965,078
Meridian Energy Ltd.		426,073	1,155,371
Ryman Healthcare Group Ltd.		130,671	1,060,393
Spark New Zealand Ltd.		612,998	1,502,576
The a2 Milk Co. Ltd. (a)		241,791	2,708,224

TOTAL NEW ZEALAND			11,096,484

Norway - 0.5%
Aker Bp ASA		35,598	1,173,885
DNB ASA		328,065	6,298,961
Equinor ASA		380,678	8,491,673
Equinor ASA sponsored ADR		9,395	208,475
Gjensidige Forsikring ASA		64,944	1,261,250
Marine Harvest ASA		153,133	3,317,383
Norsk Hydro ASA		442,247	1,904,796
Orkla ASA		265,519	2,081,693
Schibsted ASA (B Shares)		32,215	770,700
Telenor ASA		253,978	5,098,724
Yara International ASA		62,600	2,823,275

TOTAL NORWAY			33,430,815

Pakistan - 0.0%
Habib Bank Ltd.		164,100	147,864
Lucky Cement Ltd.		15,411	42,361
MCB Bank Ltd.		121,500	163,350
Oil & Gas Development Co. Ltd.		186,600	185,913

TOTAL PAKISTAN			539,488

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		480,473	2,635,159
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		57,649	934,490
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		665,060	714,400
Aboitiz Power Corp.		541,200	394,189
Alliance Global Group, Inc.		1,226,500	354,491
Ayala Corp.		80,415	1,404,466
Ayala Land, Inc.		2,436,500	2,304,225
Bank of the Philippine Islands (BPI)		266,023	436,091
BDO Unibank, Inc.		653,588	1,692,055
DMCI Holdings, Inc.		1,494,300	322,187
Globe Telecom, Inc.		9,790	336,673
GT Capital Holdings, Inc.		31,342	523,780
International Container Terminal Services, Inc.		299,930	733,021
JG Summit Holdings, Inc.		904,530	1,153,381
Jollibee Food Corp.		144,710	851,597
Manila Electric Co.		74,020	550,574
Megaworld Corp.		3,918,600	423,960
Metro Pacific Investments Corp.		4,981,700	439,845
Metropolitan Bank & Trust Co.		512,825	735,650
Philippine Long Distance Telephone Co.		29,955	711,487
Robinsons Land Corp.		783,742	370,975
Security Bank Corp.		64,610	224,687
SM Investments Corp.		81,260	1,491,441
SM Prime Holdings, Inc.		3,561,375	2,851,990
Universal Robina Corp.		299,180	880,315

TOTAL PHILIPPINES			19,901,480

Poland - 0.3%
Alior Bank SA (a)		28,596	438,879
Bank Handlowy w Warszawie SA		8,748	142,387
Bank Millennium SA (a)		216,545	546,540
Bank Polska Kasa Opieki SA		62,329	1,854,481
Bank Zachodni WBK SA		13,549	1,406,859
BRE Bank SA		4,500	521,661
CD Projekt RED SA		22,299	1,253,989
Cyfrowy Polsat SA (a)		87,828	609,047
Dino Polska SA (a)(d)		14,869	494,148
Grupa Lotos SA		28,814	627,032
Jastrzebska Spolka Weglowa SA (a)		14,632	222,268
KGHM Polska Miedz SA (Bearer) (a)		46,092	1,240,514
LPP SA		433	970,481
NG2 SA		9,127	495,346
Polish Oil & Gas Co. SA		584,286	886,799
Polska Grupa Energetyczna SA (a)		284,263	708,156
Polski Koncern Naftowy Orlen SA		98,464	2,523,020
Powszechna Kasa Oszczednosci Bank SA		288,711	2,964,587
Powszechny Zaklad Ubezpieczen SA		200,652	2,205,284
Telekomunikacja Polska SA (a)		242,754	313,555

TOTAL POLAND			20,425,033

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)		319,729	4
Energias de Portugal SA		914,050	3,464,146
Galp Energia SGPS SA Class B		180,311	3,027,485
Jeronimo Martins SGPS SA		81,837	1,332,767

TOTAL PORTUGAL			7,824,402

Qatar - 0.2%
Barwa Real Estate Co. (a)		58,012	553,072
Ezdan Holding Group (a)		261,836	770,243
Industries Qatar QSC (a)		59,775	1,986,617
Masraf al Rayan (a)		123,564	1,231,992
Qatar Electricity & Water Co. (a)		15,391	705,938
Qatar Insurance Co. SAQ (a)		55,451	583,791
Qatar Islamic Bank (a)		38,399	1,758,185
Qatar National Bank SAQ (a)		153,384	8,257,016
Qatar Telecom (Qtel) Q.S.C. (a)		30,609	546,477
The Commercial Bank of Qatar (a)		66,423	928,636

TOTAL QATAR			17,321,967

Russia - 0.9%
Alrosa Co. Ltd.		874,990	1,275,210
Gazprom OAO		1,530,494	3,889,336
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,280,646
Inter Rao Ues JSC		12,422,000	753,125
Lukoil PJSC		76,712	6,546,411
Lukoil PJSC sponsored ADR		89,585	7,595,016
Magnit OJSC GDR (Reg. S)		119,110	1,698,509
Magnitogorsk Iron & Steel Works PJSC		878,000	600,214
MMC Norilsk Nickel PJSC		11,902	2,640,093
MMC Norilsk Nickel PJSC sponsored ADR		98,554	2,187,899
Mobile TeleSystems OJSC sponsored ADR		162,753	1,282,494
Moscow Exchange MICEX-RTS OAO		462,400	651,159
NOVATEK OAO GDR (Reg. S)		29,948	5,770,980
Novolipetsk Steel OJSC		393,380	1,041,003
PhosAgro OJSC GDR (Reg. S)		35,331	444,817
Polyus PJSC		8,381	652,981
Rosneft Oil Co. OJSC		171,996	1,140,677
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,446,225
RusHydro PJSC rights (a)		299,402	0
Sberbank of Russia		3,675,773	12,877,537
Severstal PAO		27,699	447,768
Severstal PAO GDR (Reg. S)		39,925	646,386
Surgutneftegas OJSC		89,200	33,890
Surgutneftegas OJSC sponsored ADR		201,700	754,761
Tatneft PAO		269,480	3,157,175
Tatneft PAO sponsored ADR		42,623	2,994,692
VTB Bank OJSC (a)		1,260,278,000	691,965

TOTAL RUSSIA			66,500,969

Singapore - 0.9%
Ascendas Real Estate Investment Trust		869,200	1,917,212
BOC Aviation Ltd. Class A (d)		72,200	621,240
CapitaCommercial Trust (REIT)		1,042,050	1,486,344
CapitaLand Ltd.		929,700	2,412,941
CapitaMall Trust		1,023,600	1,821,272
City Developments Ltd.		134,500	884,075
ComfortDelgro Corp. Ltd.		800,000	1,582,237
DBS Group Holdings Ltd.		605,541	12,577,408
Jardine Cycle & Carriage Ltd.		37,293	973,934
Keppel Corp. Ltd.		475,300	2,365,841
Oversea-Chinese Banking Corp. Ltd.		1,081,232	9,619,077
Sembcorp Industries Ltd.		308,900	604,128
Singapore Airlines Ltd.		182,500	1,298,875
Singapore Airport Terminal Service Ltd.		218,800	841,353
Singapore Exchange Ltd.		300,400	1,629,992
Singapore Press Holdings Ltd.		531,100	980,120
Singapore Technologies Engineering Ltd.		519,900	1,513,715
Singapore Telecommunications Ltd.		2,737,500	6,380,321
Suntec (REIT)		938,900	1,277,086
United Overseas Bank Ltd.		453,989	9,289,401
UOL Group Ltd.		172,921	963,709
Venture Corp. Ltd.		89,500	1,116,694
Wilmar International Ltd.		634,100	1,697,025
Yangzijiang Shipbuilding Holdings Ltd.		799,800	923,231

TOTAL SINGAPORE			64,777,231

South Africa - 1.6%
Anglo American Platinum Ltd.		16,712	843,451
AngloGold Ashanti Ltd.		139,170	1,655,826
Aspen Pharmacare Holdings Ltd.		136,837	984,308
Barclays Africa Group Ltd.		253,781	2,914,091
Bidcorp Ltd.		119,273	2,518,616
Bidvest Group Ltd.		112,903	1,713,474
Capitec Bank Holdings Ltd.		13,047	1,219,140
Clicks Group Ltd.		92,624	1,266,887
Discovery Ltd.		119,784	1,206,297
Exxaro Resources Ltd.		81,905	935,166
FirstRand Ltd.		1,150,967	5,463,975
Fortress (REIT) Ltd.:
Class A		311,745	419,946
Class B		379,698	288,257
Foschini Ltd.		76,163	983,703
Gold Fields Ltd.		269,838	1,016,943
Growthpoint Properties Ltd.		966,248	1,680,549
Hyprop Investments Ltd.		75,290	368,424
Investec Ltd.		110,386	704,912
Kumba Iron Ore Ltd.		19,504	584,438
Liberty Holdings Ltd.		35,604	257,603
Life Healthcare Group Holdings Ltd.		413,623	753,225
MMI Holdings Ltd. (a)		255,346	318,625
Mondi Ltd.		39,321	866,656
Mr Price Group Ltd.		92,212	1,396,427
MTN Group Ltd.		582,105	4,206,375
MultiChoice Group Ltd. (a)		150,381	1,350,328
Naspers Ltd. Class N		148,759	38,268,333
Nedbank Group Ltd.		140,128	2,606,253
Netcare Ltd.		389,404	652,772
Oceana Group Ltd.		16,042	78,500
Old Mutual Ltd.		1,719,810	2,763,959
Pick 'n Pay Stores Ltd.		123,279	597,823
PSG Group Ltd.		49,157	910,908
Rand Merchant Insurance Holdings Ltd.		210,853	510,440
Redefine Properties Ltd.		1,757,866	1,210,415
Remgro Ltd.		189,356	2,569,973
Resilient Property Income Fund Ltd.		98,440	390,732
RMB Holdings Ltd.		238,461	1,391,592
Sanlam Ltd.		623,663	3,335,213
Sappi Ltd.		175,406	836,014
Sasol Ltd.		191,662	6,358,663
Shoprite Holdings Ltd.		145,468	1,752,531
Spar Group Ltd.		76,263	1,034,255
Standard Bank Group Ltd.		444,634	6,185,401
Telkom SA Ltd.		99,625	590,507
Tiger Brands Ltd.		62,015	1,077,080
Truworths International Ltd.		154,287	815,278
Vodacom Group Ltd.		208,451	1,680,431
Woolworths Holdings Ltd.		376,968	1,257,263

TOTAL SOUTH AFRICA			112,791,978

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA		88,445	4,067,250
Aena Sme SA (d)		23,506	4,359,342
Amadeus IT Holding SA Class A		149,582	11,898,331
Banco Bilbao Vizcaya Argentaria SA		2,287,578	13,910,418
Banco de Sabadell SA		1,856,789	2,157,547
Banco Santander SA (Spain)		5,526,289	27,963,566
Banco Santander SA (Spain) sponsored ADR (b)		13,477	67,250
Bankia SA		480,473	1,328,385
Bankinter SA		222,299	1,774,735
CaixaBank SA		1,251,012	3,987,594
Enagas SA		74,115	2,111,436
Endesa SA		104,327	2,598,862
Ferrovial SA		169,589	4,177,034
Gas Natural SDG SA		114,388	3,248,495
Grifols SA		103,690	2,877,230
Iberdrola SA		2,095,916	19,046,412
Inditex SA		372,172	11,258,036
MAPFRE SA (Reg.)		353,641	1,061,022
Red Electrica Corporacion SA		153,649	3,188,810
Repsol SA		472,099	8,010,904
Siemens Gamesa Renewable Energy SA		76,747	1,376,410
Telefonica SA		1,591,380	13,267,889

TOTAL SPAIN			143,736,958

Sweden - 1.7%
Alfa Laval AB		96,516	2,240,297
ASSA ABLOY AB (B Shares)		343,088	7,334,387
Atlas Copco AB:
(A Shares)		227,888	7,113,366
(B Shares)		133,178	3,793,200
Boliden AB		90,123	2,682,054
Electrolux AB (B Shares)		79,683	1,952,897
Epiroc AB:
Class A		225,044	2,326,415
Class B		134,340	1,329,397
Essity AB Class B		206,990	6,137,443
H&M Hennes & Mauritz AB (B Shares)		300,285	5,239,657
Hexagon AB (B Shares)		89,233	4,874,998
Husqvarna AB (B Shares)		133,758	1,221,263
ICA Gruppen AB		25,765	932,293
Industrivarden AB (C Shares)		55,503	1,249,076
Investor AB (B Shares)		150,047	7,155,999
Kinnevik AB (B Shares)		86,862	2,531,277
Lundbergfoeretagen AB		22,979	785,930
Lundin Petroleum AB		66,421	2,163,081
Sandvik AB		385,417	7,137,300
Securitas AB (B Shares)		104,134	1,820,943
Skandinaviska Enskilda Banken AB (A Shares)		558,561	5,332,919
Skanska AB (B Shares)		111,192	1,936,318
SKF AB (B Shares)		136,304	2,530,072
Svenska Handelsbanken AB (A Shares)		521,345	5,694,702
Swedbank AB (A Shares)		309,546	5,057,741
Swedish Match Co. AB		57,920	2,824,156
Tele2 AB (B Shares)		163,454	2,183,671
Telefonaktiebolaget LM Ericsson (B Shares)		1,045,341	10,340,699
TeliaSonera AB		958,038	4,081,748
Volvo AB (B Shares)		532,053	8,526,912

TOTAL SWEDEN			118,530,211

Switzerland - 5.9%
ABB Ltd. (Reg.)		626,499	12,886,283
Adecco SA (Reg.)		58,565	3,363,486
Alcon, Inc. (a)		150,788	8,683,684
Baloise Holdings AG		18,134	3,107,313
Barry Callebaut AG		697	1,276,414
Clariant AG (Reg.)		65,477	1,345,589
Coca-Cola HBC AG		67,390	2,408,697
Compagnie Financiere Richemont SA Series A		178,856	13,074,793
Credit Suisse Group AG		840,253	11,174,438
Credit Suisse Group AG sponsored ADR		32,062	426,425
Dufry AG		10,645	1,039,897
Ems-Chemie Holding AG		2,671	1,617,358
Galenica AG		17,012	2,223,856
Geberit AG (Reg.)		12,750	5,346,754
Givaudan SA		3,123	8,088,323
Julius Baer Group Ltd.		78,559	3,794,785
Kuehne & Nagel International AG		17,569	2,552,716
Lafargeholcim Ltd. (Reg.)		165,527	8,509,058
Lindt & Spruengli AG		37	2,806,909
Lindt & Spruengli AG (participation certificate)		344	2,287,256
Lonza Group AG		25,618	7,911,589
Nestle SA (Reg. S)		1,035,626	99,707,643
Novartis AG		736,669	60,362,731
Pargesa Holding SA		12,855	1,011,797
Partners Group Holding AG		5,961	4,490,567
Roche Holding AG (participation certificate)		238,482	62,926,663
Schindler Holding AG:
(participation certificate)		14,071	3,035,287
(Reg.)		6,889	1,463,055
SGS SA (Reg.)		1,898	5,007,970
Sika AG		43,572	6,670,820
Sonova Holding AG Class B		19,211	3,874,440
Straumann Holding AG		3,619	2,921,625
Swatch Group AG (Bearer)		10,141	3,097,188
Swatch Group AG (Bearer) (Reg.)		23,669	1,389,083
Swiss Life Holding AG		11,245	5,287,285
Swiss Prime Site AG		23,996	1,926,368
Swiss Re Ltd.		103,329	9,944,003
Swisscom AG		9,020	4,202,163
Temenos Group AG		21,160	3,517,841
UBS Group AG		1,259,164	16,886,477
UBS Group AG		51,869	697,119
Zurich Insurance Group Ltd.		51,329	16,366,644

TOTAL SWITZERLAND			418,712,392

Taiwan - 2.9%
Acer, Inc.		1,047,060	709,854
Advantech Co. Ltd.		119,465	966,483
ASE Technology Holding Co. Ltd.		1,173,943	2,726,896
Asia Cement Corp.		740,785	1,000,834
ASUSTeK Computer, Inc.		233,422	1,782,655
AU Optronics Corp.		2,889,000	1,033,185
Catcher Technology Co. Ltd.		220,000	1,740,664
Cathay Financial Holding Co. Ltd.		2,830,227	4,093,947
Chang Hwa Commercial Bank		1,767,188	1,057,957
Cheng Shin Rubber Industry Co. Ltd.		633,513	845,654
Chicony Electronics Co. Ltd.		211,870	521,756
China Airlines Ltd.		1,020,835	323,739
China Development Finance Holding Corp.		4,872,819	1,568,978
China Life Insurance Co. Ltd.		837,327	696,373
China Steel Corp.		4,262,421	3,441,441
Chinatrust Financial Holding Co. Ltd.		6,086,255	4,165,565
Chunghwa Picture Tubes, Ltd. (a)		551	3
Chunghwa Telecom Co. Ltd.		1,276,400	4,597,724
Compal Electronics, Inc.		1,312,394	847,268
Delta Electronics, Inc.		719,383	3,782,918
E.SUN Financial Holdings Co. Ltd.		3,396,772	2,786,492
ECLAT Textile Co. Ltd.		61,420	874,532
EVA Airways Corp.		859,636	421,445
Evergreen Marine Corp. (Taiwan)		861,728	377,853
Far Eastern Textile Ltd.		1,076,032	1,173,461
Far EasTone Telecommunications Co. Ltd.		532,000	1,304,951
Feng Tay Enterprise Co. Ltd.		103,760	841,107
First Financial Holding Co. Ltd.		3,175,720	2,266,022
Formosa Chemicals & Fibre Corp.		1,195,620	4,294,668
Formosa Petrochemical Corp.		416,000	1,541,389
Formosa Plastics Corp.		1,516,640	5,496,851
Formosa Taffeta Co. Ltd.		247,000	297,740
Foxconn Technology Co. Ltd.		361,811	810,217
Fubon Financial Holding Co. Ltd.		2,297,487	3,390,247
Giant Manufacturing Co. Ltd.		111,042	846,236
GlobalWafers Co. Ltd.		74,000	807,003
Highwealth Construction Corp.		398,400	637,528
HIWIN Technologies Corp.		79,908	758,948
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,472,593	12,577,449
Hotai Motor Co. Ltd.		93,000	1,405,443
Hua Nan Financial Holdings Co. Ltd.		2,322,552	1,518,204
Innolux Corp.		2,992,819	958,802
Inventec Corp.		885,209	710,413
Largan Precision Co. Ltd.		34,000	5,116,174
Lite-On Technology Corp.		712,053	1,003,492
MediaTek, Inc.		519,989	4,972,389
Mega Financial Holding Co. Ltd.		3,545,833	3,402,173
Micro-Star International Co. Ltd.		240,000	664,811
Nan Ya Plastics Corp.		1,743,980	4,407,638
Nanya Technology Corp.		359,000	759,776
Nien Made Enterprise Co. Ltd.		56,000	438,548
Novatek Microelectronics Corp.		189,000	1,232,396
Pegatron Corp.		618,652	1,167,155
Phison Electronics Corp.		44,199	415,501
Pou Chen Corp.		746,240	906,780
Powertech Technology, Inc.		258,700	644,615
President Chain Store Corp.		189,000	1,761,439
Quanta Computer, Inc.		983,000	1,883,166
Realtek Semiconductor Corp.		156,744	1,060,109
Ruentex Development Co. Ltd.		198,948	272,972
Ruentex Industries Ltd.		110,690	264,349
Shin Kong Financial Holding Co. Ltd.		3,437,268	972,161
Sinopac Holdings Co.		3,357,250	1,292,838
Standard Foods Corp.		225,981	400,012
Synnex Technology International Corp.		422,920	526,905
TaiMed Biologics, Inc. (a)		55,000	279,432
Taishin Financial Holdings Co. Ltd.		3,073,934	1,392,631
Taiwan Business Bank		1,186,547	489,563
Taiwan Cement Corp.		1,518,221	2,063,468
Taiwan Cooperative Financial Holding Co. Ltd.		2,730,119	1,811,127
Taiwan High Speed Rail Corp.		670,000	815,222
Taiwan Mobile Co. Ltd.		518,400	1,895,644
Taiwan Semiconductor Manufacturing Co. Ltd.		8,330,000	69,936,685
Tatung Co. Ltd. (a)		589,000	453,634
The Shanghai Commercial & Savings Bank Ltd.		1,029,000	1,658,281
Unified-President Enterprises Corp.		1,653,620	3,927,762
United Microelectronics Corp.		3,773,000	1,645,156
Vanguard International Semiconductor Corp.		278,000	616,238
Walsin Technology Corp.		109,000	666,656
Win Semiconductors Corp.		107,000	716,750
Winbond Electronics Corp.		1,075,000	558,338
Wistron Corp.		1,105,291	915,651
WPG Holding Co. Ltd.		445,378	587,313
Yageo Corp.		84,292	830,591
Yuanta Financial Holding Co. Ltd.		3,484,085	2,018,158

TOTAL TAIWAN			208,844,594

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		338,500	2,015,039
Airports of Thailand PCL (For. Reg.)		1,413,100	3,032,736
Bangkok Bank PCL (For. Reg.)		77,300	506,171
Bangkok Dusit Medical Services PCL (For. Reg.)		1,255,800	1,003,302
Bangkok Expressway and Metro PCL		3,050,300	1,041,694
Banpu PCL (For. Reg.)		767,200	394,206
Berli Jucker PCL (For. Reg)		361,300	582,970
BTS Group Holdings PCL		1,906,000	704,654
Bumrungrad Hospital PCL (For. Reg.)		123,600	685,430
C.P. ALL PCL (For. Reg.)		1,644,100	3,992,097
Central Pattana PCL (For. Reg.)		447,100	1,057,603
Charoen Pokphand Foods PCL (For. Reg.)		1,134,340	968,458
Delta Electronics PCL (For. Reg.)		92,700	217,101
Electricity Generating PCL (For. Reg.)		47,000	435,874
Energy Absolute PCL		464,000	810,464
Glow Energy PCL (For. Reg.)		182,500	523,185
Gulf Energy Development PCL		194,800	637,788
Home Product Center PCL (For. Reg.)		1,332,947	655,668
Indorama Ventures PCL (For. Reg.)		546,700	783,630
IRPC PCL (For. Reg.)		3,548,400	628,134
Kasikornbank PCL		65,200	390,168
Kasikornbank PCL (For. Reg.)		548,100	3,271,342
Krung Thai Bank PCL (For. Reg.)		1,119,675	663,017
Land & House PCL (For. Reg.)		958,900	336,482
Minor International PCL (For. Reg.)		905,270	1,063,605
Muangthai Leasing PCL		237,000	382,408
PTT Exploration and Production PCL (For. Reg.)		458,851	1,919,217
PTT Global Chemical PCL (For. Reg.)		741,686	1,597,585
PTT PCL (For. Reg.)		3,534,800	5,398,966
Robinsons Department Store PCL (For. Reg.)		221,500	404,241
Siam Cement PCL (For. Reg.)		125,650	1,818,761
Siam Commercial Bank PCL (For. Reg.)		640,900	2,630,466
Thai Oil PCL (For. Reg.)		380,200	824,903
Thai Union Frozen Products PCL (For. Reg.)		576,600	341,435
TMB PCL (For. Reg.)		3,467,300	219,439
True Corp. PCL (For. Reg.)		3,587,735	578,894

TOTAL THAILAND			42,517,133

Turkey - 0.1%
Akbank TAS		941,876	966,043
Anadolu Efes Biracilik Ve Malt Sanayii A/S		78,387	260,375
Arcelik A/S (a)		64,562	198,439
Aselsan A/S		124,284	425,743
Bim Birlesik Magazalar A/S JSC		68,353	951,368
Eregli Demir ve Celik Fabrikalari T.A.S.		469,739	721,113
Ford Otomotiv Sanayi A/S		18,668	164,877
Haci Omer Sabanci Holding A/S		310,495	400,679
Koc Holding A/S		222,693	604,607
Petkim Petrokimya Holding A/S		258,296	193,498
TAV Havalimanlari Holding A/S		59,615	252,771
Tupras Turkiye Petrol Rafinerileri A/S		41,854	864,871
Turk Hava Yollari AO (a)		207,704	498,122
Turk Sise ve Cam Fabrikalari A/S		197,616	202,024
Turkcell Iletisim Hizmet A/S		358,943	751,946
Turkiye Garanti Bankasi A/S		764,748	1,047,108
Turkiye Halk Bankasi A/S		249,828	244,934
Turkiye Is Bankasi A/S Series C		623,971	560,506

TOTAL TURKEY			9,309,024

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		697,228	1,875,397
Aldar Properties PJSC		1,316,689	638,064
Damac Properties Dubai Co. PJSC		554,289	187,120
DP World Ltd.		52,607	1,052,140
Dubai Islamic Bank Pakistan Ltd. (a)		502,602	707,418
Emaar Development PJSC (a)		234,311	250,058
Emaar Malls Group PJSC (a)		687,495	325,672
Emaar Properties PJSC		1,167,393	1,525,526
Emirates Telecommunications Corp.		559,343	2,543,057
National Bank of Abu Dhabi PJSC (a)		933,219	4,065,041

TOTAL UNITED ARAB EMIRATES			13,169,493

United Kingdom - 10.7%
3i Group PLC		319,962	4,466,452
Admiral Group PLC		67,563	1,941,771
Anglo American PLC (United Kingdom)		345,713	8,932,344
Antofagasta PLC		126,049	1,492,460
Ashtead Group PLC		158,371	4,382,265
Associated British Foods PLC		117,174	3,910,021
AstraZeneca PLC (United Kingdom)		434,671	32,382,906
Auto Trader Group PLC (d)		296,412	2,191,185
Aviva PLC		1,281,759	7,198,523
Babcock International Group PLC		77,398	529,867
BAE Systems PLC		1,049,126	6,743,029
Barclays PLC		5,621,625	12,064,043
Barratt Developments PLC		333,013	2,613,310
Berkeley Group Holdings PLC		39,507	1,934,983
BHP Billiton PLC		692,199	16,339,063
BP PLC		6,897,499	50,156,569
British American Tobacco PLC (United Kingdom)		788,756	30,878,966
British Land Co. PLC		298,989	2,315,897
BT Group PLC		2,763,124	8,245,202
Bunzl PLC		110,168	3,317,088
Burberry Group PLC		135,475	3,563,220
Carnival PLC		55,416	2,937,858
Centrica PLC		1,879,166	2,612,356
Coca-Cola European Partners PLC		74,292	3,981,308
Compass Group PLC		519,737	11,826,023
ConvaTec Group PLC (d)		468,460	846,363
Croda International PLC		42,212	2,851,853
Diageo PLC		854,419	36,020,352
Direct Line Insurance Group PLC		447,005	1,920,055
easyJet PLC		54,871	832,505
Fresnillo PLC		76,511	747,080
G4S PLC (United Kingdom)		494,381	1,393,783
GlaxoSmithKline PLC		1,722,950	35,394,947
Hammerson PLC		250,914	1,053,231
Hargreaves Lansdown PLC		93,710	2,758,005
HSBC Holdings PLC (United Kingdom)		6,932,463	60,402,295
Imperial Tobacco Group PLC		313,477	9,957,735
Informa PLC		409,761	4,162,418
InterContinental Hotel Group PLC		56,312	3,648,045
Intertek Group PLC		53,141	3,707,329
Investec PLC		229,443	1,451,089
ITV PLC		1,191,480	2,123,117
J Sainsbury PLC		584,154	1,694,864
John Wood Group PLC		224,239	1,375,778
Johnson Matthey PLC		64,438	2,803,986
Kingfisher PLC		700,435	2,415,232
Land Securities Group PLC		242,678	2,920,853
Legal & General Group PLC		1,959,215	7,107,499
Lloyds Banking Group PLC		23,341,886	19,089,821
London Stock Exchange Group PLC		103,002	6,753,151
Marks & Spencer Group PLC		538,228	2,007,730
Meggitt PLC		255,228	1,811,857
Melrose Industries PLC		1,594,786	4,204,953
Merlin Entertainments PLC (d)		233,903	1,116,945
Micro Focus International PLC		115,459	2,917,523
Mondi PLC		121,516	2,662,868
National Grid PLC		1,114,521	12,151,337
Next PLC		45,893	3,450,632
NMC Health PLC		35,675	1,312,800
Pearson PLC		252,997	2,740,689
Pearson PLC sponsored ADR (b)		4,952	53,680
Persimmon PLC		103,958	3,031,149
Prudential PLC		927,788	21,080,625
Reckitt Benckiser Group PLC		220,617	17,849,334
RELX PLC (London Stock Exchange)		646,374	14,826,113
Rio Tinto PLC		405,358	23,648,208
Rolls-Royce Holdings PLC		557,390	6,675,043
Royal Bank of Scotland Group PLC		1,582,315	4,954,759
Royal Dutch Shell PLC:
Class A		75,363	2,398,122
Class A (United Kingdom)		1,530,584	48,766,581
Class B (United Kingdom)		1,228,681	39,653,665
Royal Mail PLC		291,243	960,086
RSA Insurance Group PLC		343,706	2,429,204
Sage Group PLC		356,220	3,369,562
Schroders PLC		42,383	1,750,320
Scottish & Southern Energy PLC		344,540	5,155,223
Segro PLC		354,396	3,135,106
Severn Trent PLC		77,144	2,048,130
Smith & Nephew PLC		286,804	5,544,635
Smiths Group PLC		130,400	2,588,883
St. James's Place Capital PLC		170,949	2,500,020
Standard Chartered PLC (United Kingdom)		922,263	8,418,417
Standard Life PLC		828,369	3,012,659
Taylor Wimpey PLC		1,053,799	2,492,715
Tesco PLC		3,215,908	10,492,349
The Weir Group PLC		81,335	1,760,080
Unilever PLC		396,518	24,034,974
United Utilities Group PLC		222,053	2,399,849
Vodafone Group PLC		8,762,539	16,253,407
Whitbread PLC		60,122	3,496,599
WM Morrison Supermarkets PLC		747,237	2,103,723

TOTAL UNITED KINGDOM			761,648,649

United States of America - 0.1%
Southern Copper Corp.		31,545	1,211,959
Yum China Holdings, Inc.		122,952	5,845,138

TOTAL UNITED STATES OF AMERICA			7,057,097

TOTAL COMMON STOCKS
(Cost $6,360,777,692)			6,952,241,323

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		96,079	452,532
Banco Bradesco SA:
(PN)		1,300,347	11,799,328
(PN) sponsored ADR		97,539	883,707
Brasil Foods SA sponsored ADR (a)		5,717	44,764
Braskem SA (PN-A)		57,100	695,784
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		71,900	635,366
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		51,201	1,260,079
Companhia Energetica de Minas Gerais (CEMIG) (PN)		318,865	1,198,661
Gerdau SA		348,050	1,256,002
Itau Unibanco Holding SA		1,570,661	13,551,162
Itau Unibanco Holding SA sponsored ADR		86,160	745,284
Itausa-Investimentos Itau SA (PN)		1,517,407	4,608,992
Lojas Americanas SA (PN)		283,037	1,134,718
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,227,340	8,485,677
(PN) sponsored ADR (non-vtg.)		35,440	489,072
sponsored ADR		49,157	748,661
Telefonica Brasil SA		145,940	1,733,296

TOTAL BRAZIL			49,723,085

Chile - 0.0%
Embotelladora Andina SA Class B		110,619	394,916
Sociedad Quimica y Minera de Chile SA (PN-B)		40,880	1,457,568

TOTAL CHILE			1,852,484

Colombia - 0.0%
Bancolombia SA (PN)		159,177	2,013,559
Grupo Aval Acciones y Valores SA		1,324,660	510,076
Grupo de Inversiones Suramerica SA		31,028	334,535

TOTAL COLOMBIA			2,858,170

France - 0.1%
Air Liquide SA (a)		36,543	4,861,382
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		18,695	1,379,715
Fuchs Petrolub AG		22,710	987,786
Henkel AG & Co. KGaA		62,769	6,353,050
Porsche Automobil Holding SE (Germany)		52,651	3,660,173
Sartorius AG (non-vtg.)		11,855	2,170,000
Volkswagen AG		62,549	10,876,825

TOTAL GERMANY			25,427,549

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,990,393	1,039,330
Korea (South) - 0.2%
AMOREPACIFIC Corp.		4,232	425,378
CJ Corp. (a)(c)		649	20,444
Hyundai Motor Co.		9,454	657,876
Hyundai Motor Co. Series 2		11,227	843,947
LG Chemical Ltd.		2,748	473,341
LG Household & Health Care Ltd.		764	530,989
Samsung Electronics Co. Ltd.		269,903	8,625,692

TOTAL KOREA (SOUTH)			11,577,667

Russia - 0.0%
AK Transneft OAO		131	340,385
Surgutneftegas OJSC		2,398,117	1,452,640

TOTAL RUSSIA			1,793,025

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)		39,574,690	51,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $92,508,824)			99,184,297
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	41,912
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.49% (e)		141,889,982	141,918,360
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)		45,835,393	45,839,977
TOTAL MONEY MARKET FUNDS
(Cost $187,757,929)			187,758,337
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $6,641,091,126)			7,239,225,869
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(85,556,091)
NET ASSETS - 100%			$7,153,669,778

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	722	June 2019	$69,203,700	$2,968,907	$2,968,907
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	501	June 2019	27,059,010	1,149,817	1,149,817
TME S&P/TSX 60 Index Contracts (Canada)	48	June 2019	7,118,489	313,411	313,411
TOTAL FUTURES CONTRACTS					$4,432,135

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,176,488 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,871,591
Fidelity Securities Lending Cash Central Fund	344,931
Total	$3,216,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$491,076,667	$175,632,275	$315,444,392	$--
Consumer Discretionary	815,082,374	576,564,835	238,498,454	19,085
Consumer Staples	686,925,771	359,719,997	327,181,842	23,932
Energy	515,602,532	270,378,000	245,224,532	--
Financials	1,557,610,047	989,080,442	567,669,748	859,857
Health Care	565,137,766	248,303,895	316,833,871	--
Industrials	832,338,284	597,356,909	234,959,474	21,901
Information Technology	607,759,915	413,671,656	194,088,257	2
Materials	525,207,415	348,785,880	176,421,535	--
Real Estate	234,362,824	234,362,824	--	--
Utilities	220,322,025	155,300,684	65,021,341	--
Corporate Bonds	41,912	--	41,912	--
Money Market Funds	187,758,337	187,758,337	--	--
Total Investments in Securities:	$7,239,225,869	$4,556,915,734	$2,681,385,358	$924,777
Derivative Instruments:
Assets
Futures Contracts	$4,432,135	$4,432,135	$--	$--
Total Assets	$4,432,135	$4,432,135	$--	$--
Total Derivative Instruments:	$4,432,135	$4,432,135	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,432,135	$0
Total Equity Risk	4,432,135	0
Total Value of Derivatives	$4,432,135	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,006,096) — See accompanying schedule: Unaffiliated issuers (cost $6,453,333,197)	$7,051,467,532
Fidelity Central Funds (cost $187,757,929)	187,758,337
Total Investment in Securities (cost $6,641,091,126)		$7,239,225,869
Segregated cash with brokers for derivative instruments		10,066,224
Cash		8,028
Foreign currency held at value (cost $33,036,763)		33,160,715
Receivable for fund shares sold		25,830
Dividends receivable		32,177,410
Distributions receivable from Fidelity Central Funds		624,210
Other receivables		6,209
Total assets		7,315,294,495
Liabilities
Payable for investments purchased	$517,886
Payable for fund shares redeemed	113,600,041
Accrued management fee	358,785
Payable for daily variation margin on futures contracts	82,496
Other payables and accrued expenses	1,212,634
Collateral on securities loaned	45,852,875
Total liabilities		161,624,717
Net Assets		$7,153,669,778
Net Assets consist of:
Paid in capital		$6,588,712,766
Total distributable earnings (loss)		564,957,012
Net Assets, for 569,213,492 shares outstanding		$7,153,669,778
Net Asset Value, offering price and redemption price per share ($7,153,669,778 ÷ 569,213,492 shares)		$12.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$99,876,077
Interest		169,524
Income from Fidelity Central Funds		3,216,522
Income before foreign taxes withheld		103,262,123
Less foreign taxes withheld		(9,350,257)
Total income		93,911,866
Expenses
Management fee	$1,934,490
Independent trustees' fees and expenses	13,716
Legal	1,360
Commitment fees	8,945
Total expenses before reductions	1,958,511
Expense reductions	(1,657)
Total expenses after reductions		1,956,854
Net investment income (loss)		91,955,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,572,495)
Fidelity Central Funds	(980)
Foreign currency transactions	(67,025)
Futures contracts	16,329,691
Total net realized gain (loss)		(3,310,809)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $631,275)	501,165,141
Fidelity Central Funds	407
Assets and liabilities in foreign currencies	27,252
Futures contracts	13,200,163
Total change in net unrealized appreciation (depreciation)		514,392,963
Net gain (loss)		511,082,154
Net increase (decrease) in net assets resulting from operations		$603,037,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,955,012	$159,681,284
Net realized gain (loss)	(3,310,809)	(11,188,546)
Change in net unrealized appreciation (depreciation)	514,392,963	(687,868,669)
Net increase (decrease) in net assets resulting from operations	603,037,166	(539,375,931)
Distributions to shareholders	(162,270,722)	(128,402,196)
Share transactions
Proceeds from sales of shares	940,340,954	1,917,429,917
Reinvestment of distributions	162,270,722	128,402,196
Cost of shares redeemed	(336,433,304)	(428,336,990)
Net increase (decrease) in net assets resulting from share transactions	766,178,372	1,617,495,123
Total increase (decrease) in net assets	1,206,944,816	949,716,996
Net Assets
Beginning of period	5,946,724,962	4,997,007,966
End of period	$7,153,669,778	$5,946,724,962
Other Information
Shares
Sold	79,116,607	148,225,327
Issued in reinvestment of distributions	14,436,897	9,922,890
Redeemed	(28,177,113)	(32,286,725)
Net increase (decrease)	65,376,391	125,861,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$13.22	$10.95	$11.15	$12.16	$12.35
Income from Investment Operations
Net investment income (loss)A	.17	.37	.33	.30	.31	.39
Net realized and unrealized gain (loss)	.92	(1.46)	2.21	(.23)	(.96)	(.33)
Total from investment operations	1.09	(1.09)	2.54	.07	(.65)	.06
Distributions from net investment income	(.32)	(.31)	(.27)	(.27)	(.35)	(.24)
Distributions from net realized gain	–	(.02)	(.01)	–	(.01)	(.01)
Total distributions	(.32)	(.33)	(.27)B	(.27)	(.36)	(.25)
Net asset value, end of period	$12.57	$11.80	$13.22	$10.95	$11.15	$12.16
Total ReturnC,D	9.53%	(8.48)%	23.84%	.71%	(5.53)%	.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%	.06%	.16%	.20%	.20%
Expenses net of fee waivers, if any	.06%G	.06%	.06%	.16%	.20%	.20%
Expenses net of all reductions	.06%G	.06%	.06%	.16%	.20%	.20%
Net investment income (loss)	2.85%G	2.82%	2.74%	2.84%	2.68%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$7,153,670	$5,946,725	$4,997,008	$3,638,463	$2,998,297	$2,478,198
Portfolio turnover rateH	1%G	2%	4%	1%	2%	2%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,219,694,589
Gross unrealized depreciation	(653,997,022)
Net unrealized appreciation (depreciation)	$565,697,567
Tax cost	$6,677,960,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(1,560,691)
Long-term	(55,315,962)
Total no expiration	(56,876,653)
Total capital loss carryforward	$(59,562,446)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,013,145,390 and $46,036,940, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

The Board approved a new management contract effective June 1, 2019. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,945 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $344,931, including $55 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,657.

Effective June 1, 2019 the investment adviser will contractually reimburse expenses of the Fund to the extent annual operating expenses exceed .014% of class level average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.06%	$1,000.00	$1,095.30	$.31-C
Hypothetical-D		$1,000.00	$1,024.50	$.30-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C If fees and changes to the Fund level expense contract and/ or expense cap, effective June 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .01% and the expenses paid in the actual and hypothetical examples above would have been $.05 and $.05, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

In January 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the amended and restated management contract with Fidelity Management & Research Company (FMR) and an amended sub-advisory agreement with an affiliate of FMR (together, the Amended Advisory Contracts) for the fund. FMR and the sub-adviser are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board noted the amended and restated management contract implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreement for the fund to ensure consistency in the sub-advisory fee paid under the new fee structure compared to the sub-advisory fees paid under the current fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, or quality of services provided to the fund. The Board also noted that no changes were being made to the sub-advisory agreement with Geode Capital Management, LLC for the fund.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.014%, through February 28, 2022.

Because the Board was approving an arrangement under which the management fee was being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Advisory Contracts. Because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Amended Advisory Contracts.

In connection with its consideration of future renewals of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the fund's Amended Advisory Contracts should be approved.

SGX-SANN-0619
1.899282.109

Fidelity® Emerging Markets Index Fund Fidelity® Global ex U.S. Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.3
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	2.0
China Construction Bank Corp. (H Shares) (China, Banks)	1.5
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.0
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	0.9
23.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.6
Information Technology	14.2
Consumer Discretionary	14.1
Communication Services	11.2
Energy	7.8
Materials	6.8
Consumer Staples	6.1
Industrials	4.4
Real Estate	2.8
Health Care	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	16.7%
Korea (South)	12.3%
Taiwan	10.9%
China	10.5%
India	8.7%
Brazil	6.8%
South Africa	5.8%
United States of America	4.7%
Russia	3.6%
Other*	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
		Shares	Value
Bailiwick of Jersey - 0.0%
Polymetal International PLC		78,305	$821,608
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)		1,592,000	1,903,549
Alibaba Pictures Group Ltd. (a)		6,420,000	1,440,343
Beijing Enterprises Water Group Ltd.		2,428,000	1,507,286
Brilliance China Automotive Holdings Ltd.		1,382,000	1,520,327
China Gas Holdings Ltd.		806,400	2,595,554
China Oriental Group Co. Ltd. (H Shares)		488,000	299,215
China Resource Gas Group Ltd.		404,000	1,869,417
Cosco Shipping Ports Ltd.		783,082	780,606
Credicorp Ltd.		6,502	1,541,949
Credicorp Ltd. (United States)		24,221	5,737,955
GOME Electrical Appliances Holdings Ltd. (a)(b)		4,630,802	531,272
Haier Electronics Group Co. Ltd.		575,000	1,645,517
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
HengTen Networks Group Ltd. (a)		9,644,000	276,604
Kunlun Energy Co. Ltd.		1,460,000	1,540,995
Luye Pharma Group Ltd. (d)		496,500	449,361
Nine Dragons Paper (Holdings) Ltd.		709,000	655,243
Shenzhen International Holdings Ltd.		428,500	924,207
Sihuan Pharmaceutical Holdings Group Ltd.		1,657,000	445,680

TOTAL BERMUDA			25,665,082

Brazil - 4.3%
Ambev SA		2,141,100	10,085,465
Atacadao Distribuicao Comercio e Industria Ltda		178,200	963,464
B2W Companhia Global do Varejo (a)		83,700	816,486
Banco Bradesco SA		547,238	4,326,433
Banco do Brasil SA		390,700	4,950,135
Banco Santander SA (Brasil) unit		188,000	2,158,037
BB Seguridade Participacoes SA		317,300	2,286,832
BM&F BOVESPA SA		934,614	8,211,332
BR Malls Participacoes SA		375,895	1,179,136
Brasil Foods SA (a)		240,300	1,902,863
CCR SA		552,300	1,646,575
Centrais Eletricas Brasileiras SA (Electrobras) (a)		91,800	765,566
Cielo SA		560,014	1,096,862
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		155,800	1,867,486
Companhia Siderurgica Nacional SA (CSN)		284,200	1,053,854
Cosan SA Industria e Comercio		71,200	851,073
Drogasil SA		105,300	1,856,735
Embraer SA		304,800	1,526,682
ENGIE Brasil Energia SA		92,350	1,047,831
Equatorial Energia SA		75,900	1,589,194
Hypermarcas SA		159,500	1,142,220
IRB Brasil Resseguros SA		63,200	1,513,473
Itausa-Investimentos Itau SA		21,512	75,710
JBS SA		433,700	2,186,695
Klabin SA unit		321,300	1,360,225
Kroton Educacional SA		637,748	1,585,790
Localiza Rent A Car SA		263,752	2,434,986
Lojas Renner SA		326,690	3,905,850
M. Dias Branco SA		43,600	462,453
Magazine Luiza SA		34,600	1,687,689
Multiplan Empreendimentos Imobiliarios SA		121,158	740,340
Natura Cosmeticos SA		88,300	1,176,403
Petrobras Distribuidora SA		159,800	965,867
Petroleo Brasileiro SA - Petrobras (ON)		1,380,000	10,544,184
Porto Seguro SA		42,400	585,215
Rumo SA (a)		496,800	2,293,254
Sul America SA unit		89,274	710,349
Suzano Papel e Celulose SA		247,355	2,569,373
TIM Participacoes SA		386,600	1,152,573
Ultrapar Participacoes SA		329,800	1,766,290
Vale SA		1,438,184	18,375,716
Weg SA		380,632	1,803,612

TOTAL BRAZIL			109,220,308

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,039
Cayman Islands - 16.7%
3SBio, Inc. (d)		583,500	1,078,517
51job, Inc. sponsored ADR (a)(b)		11,274	1,041,041
58.com, Inc. ADR (a)		42,684	3,064,284
AAC Technology Holdings, Inc.		332,500	2,159,974
Agile Property Holdings Ltd.		716,000	1,082,470
Airtac International Group		50,000	666,624
Alibaba Group Holding Ltd. sponsored ADR (a)		587,801	109,078,232
Anta Sports Products Ltd.		487,000	3,432,987
Autohome, Inc. ADR Class A (a)(b)		26,648	3,077,578
Baidu.com, Inc. sponsored ADR (a)		125,394	20,844,245
Baozun, Inc. sponsored ADR (a)(b)		16,074	779,589
Car, Inc. (a)		318,000	257,406
Chailease Holding Co. Ltd.		535,020	2,276,718
China Conch Venture Holdings Ltd.		734,500	2,481,166
China First Capital Group Ltd. (a)		1,422,000	598,180
China Hongqiao Group Ltd.		942,500	776,126
China Huishan Dairy Holdings Co. Ltd. (a)(c)		888,000	23,771
China Investment Fund International Holdings Co. Ltd. (c)		357,000	1,051,231
China Literature Ltd. (a)(b)(d)		112,000	508,260
China Medical System Holdings Ltd.		596,000	528,019
China Mengniu Dairy Co. Ltd.		1,246,000	4,606,109
China Resources Cement Holdings Ltd.		1,110,000	1,110,736
China Resources Land Ltd.		1,256,744	5,470,861
China State Construction International Holdings Ltd.		875,000	906,811
China Zhongwang Holdings Ltd.		699,200	381,473
CIFI Holdings Group Co. Ltd.		1,598,000	1,061,286
Country Garden Holdings Co. Ltd.		3,439,737	5,542,305
Country Garden Services Holdings Co. Ltd.		546,000	1,009,204
Ctrip.com International Ltd. ADR (a)		185,534	8,172,773
Dali Foods Group Co. Ltd. (d)		873,000	620,964
ENN Energy Holdings Ltd.		357,500	3,376,855
Evergrande Real Estate Group Ltd.		1,189,000	3,811,869
Fullshare Holdings Ltd.		3,037,500	340,735
Future Land Development Holding Ltd.		808,000	963,033
GDS Holdings Ltd. ADR (a)(b)		26,821	1,049,506
Geely Automobile Holdings Ltd.		2,243,000	4,500,410
Genscript Biotech Corp. (a)		398,000	1,014,685
Greentown China Holdings Ltd.		380,000	343,922
Greentown Service Group Co. Ltd.		416,000	359,005
Haitian International Holdings Ltd.		274,000	685,978
Hengan International Group Co. Ltd.		328,000	2,891,240
Huazhu Group Ltd. ADR (b)		59,520	2,523,648
Hutchison China Meditech Ltd. sponsored ADR (a)(b)		23,103	694,938
iQIYI, Inc. ADR (a)(b)		56,890	1,257,838
JD.com, Inc. sponsored ADR (a)		331,385	10,031,024
Jiayuan International Group Ltd.		439,818	196,788
Kaisa Group Holdings Ltd.		921,000	390,951
Kingboard Chemical Holdings Ltd.		320,000	1,042,219
Kingboard Laminates Holdings Ltd.		466,500	489,406
Kingdee International Software Group Co. Ltd.		1,052,000	1,287,375
Kingsoft Corp. Ltd.		376,000	960,993
KWG Property Holding Ltd.		550,000	643,611
Lee & Man Paper Manufacturing Ltd.		649,000	526,163
Lijun International Pharmaceutical Holding Ltd.		660,000	623,419
Logan Property Holdings Co. Ltd.		624,000	994,289
Longfor Properties Co. Ltd.		673,000	2,479,311
Meitu, Inc. (a)(d)		721,000	264,695
Meituan Dianping Class B		152,300	1,106,606
Momo, Inc. ADR		65,725	2,304,976
NetEase, Inc. ADR		35,227	10,023,138
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		64,765	6,182,467
Nexteer Auto Group Ltd.		380,000	594,840
Noah Holdings Ltd. sponsored ADR (a)(b)		12,374	672,403
Pinduoduo, Inc. ADR (b)		86,716	1,927,697
Semiconductor Manufacturing International Corp. (a)(b)		1,349,200	1,444,601
Shenzhou International Group Holdings Ltd.		340,700	4,573,184
Shimao Property Holdings Ltd.		525,000	1,599,467
Shui On Land Ltd.		1,529,000	372,271
SINA Corp. (a)		29,286	1,843,261
Sino Biopharmaceutical Ltd.		3,162,000	3,039,144
SOHO China Ltd.		856,000	309,892
Sunac China Holdings Ltd.		1,100,000	5,671,910
Sunny Optical Technology Group Co. Ltd.		323,700	3,946,806
TAL Education Group ADR (a)		161,232	6,202,595
Tencent Holdings Ltd.		2,590,000	127,655,038
Tencent Music Entertainment Group ADR (a)(b)		39,613	681,344
Tingyi (Cayman Islands) Holding Corp.		896,000	1,473,384
Towngas China Co. Ltd.		412,506	328,120
Uni-President China Holdings Ltd.		545,000	498,815
Vipshop Holdings Ltd. ADR (a)		198,579	1,709,765
Want Want China Holdings Ltd.		2,248,000	1,782,399
Weibo Corp. sponsored ADR (a)(b)		24,852	1,702,362
Wuxi Biologics (Cayman), Inc. (a)(d)		222,500	2,237,820
Xiaomi Corp. Class B (b)(d)		1,562,400	2,393,949
Xinyi Solar Holdings Ltd.		1,283,568	731,382
Yihai International Holding Ltd.		213,000	1,050,772
Yuzhou Properties Co.		691,613	364,991
YY, Inc. ADR (a)		22,317	1,888,241
Zhen Ding Technology Holding Ltd.		193,000	690,133
Zhongsheng Group Holdings Ltd. Class H		246,000	645,982
ZTO Express (Cayman), Inc. sponsored ADR (b)		145,056	2,890,966

TOTAL CAYMAN ISLANDS			427,973,567

Chile - 0.9%
Aguas Andinas SA		1,120,594	645,239
Banco de Chile (a)		11,311,155	1,659,515
Banco de Credito e Inversiones (a)		21,734	1,447,094
Banco Santander Chile		30,030,558	2,110,519
Cencosud SA		663,932	1,259,638
Colbun SA (a)		3,379,404	755,414
Compania Cervecerias Unidas SA		67,475	932,476
Compania de Petroleos de Chile SA (COPEC)		177,689	2,229,967
CorpBanca SA		68,629,315	613,033
Empresa Nacional de Telecomunicaciones SA (ENTEL)		65,847	689,561
Empresas CMPC SA		574,392	1,933,410
Enel Chile SA		12,827,278	1,292,576
Enersis SA		13,083,797	2,295,894
LATAM Airlines Group SA		113,372	1,124,346
LATAM Airlines Group SA sponsored ADR (b)		27,622	271,248
S.A.C.I. Falabella		341,992	2,524,621
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)		10,217	364,134

TOTAL CHILE			22,148,685

China - 10.5%
Agricultural Bank of China Ltd.:
(A Shares)		179,600	100,268
(H Shares)		13,540,000	6,248,062
Air China Ltd.:
(A Shares)		50,100	75,504
(H Shares)		810,000	965,417
Aisino Co. Ltd. (A Shares)		10,900	41,238
Aluminum Corp. of China Ltd.:
(A shares) (a)		199,000	123,213
(H Shares) (a)		1,418,000	554,923
Angang Steel Co. Ltd. (H Shares)		454,000	304,989
Anhui Conch Cement Co. Ltd. (H Shares)		584,500	3,565,206
Anxin Trust Co. Ltd. (A Shares)		34,500	28,379
AVIC Aircraft Co. Ltd. (A Shares)		4,800	11,346
AVIC Aviation Engine Corp. PLC (A Shares)		16,600	59,919
AVIC Capital Co. Ltd. (A Shares)		40,300	34,586
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)		7,600	34,643
AviChina Industry & Technology Co. Ltd. (H Shares)		895,000	525,947
Baic Motor Corp. Ltd. (H Shares) (d)		768,000	538,446
Bank Communications Co. Ltd.:
(H Shares)		4,090,000	3,446,219
Class A		140,000	130,128
Bank of Beijing Co. Ltd. (A Shares)		110,480	104,494
Bank of China Ltd.:
(A Shares)		197,500	114,074
(H Shares)		36,094,000	17,207,776
Bank of Guiyang Co. Ltd. (A Shares)		66,700	136,274
Bank of Hangzhou Co. Ltd. (A Shares)		59,420	78,346
Bank of Jiangsu Co. Ltd. (A Shares)		91,600	99,830
Bank of Nanjing Co. Ltd. (A Shares)		49,300	63,465
Bank of Ningbo Co. Ltd. (A Shares)		46,000	156,409
Bank of Shanghai Co. Ltd. (A Shares)		59,806	112,510
Baoshan Iron & Steel Co. Ltd. (A Shares)		127,400	135,631
BBMG Corp. (H Shares)		1,055,000	371,176
Beijing Capital Co. Ltd. (A Shares)		117,400	68,158
Beijing Capital International Airport Co. Ltd. (H Shares)		730,000	649,526
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		22,400	25,377
Beijing Shiji Information Technology Co. Ltd. (A Shares)		4,100	18,957
Beijing Tongrentang Co. Ltd. (A Shares)		21,400	99,042
BOE Technology Group Co. Ltd. (A Shares)		240,800	128,715
BYD Co. Ltd.:
(A Shares)		10,000	84,485
(H Shares) (b)		293,500	1,997,871
CGN Power Co. Ltd. (H Shares) (d)		4,678,000	1,234,379
Changjiang Securities Co. Ltd. (A Shares)		28,600	33,463
China Avionics Systems Co. Ltd. (A Shares)		1,600	3,635
China Cinda Asset Management Co. Ltd. (H Shares)		4,068,000	1,083,791
China CITIC Bank Corp. Ltd.:
(A Shares)		114,800	107,216
(H Shares)		3,937,000	2,524,361
China Coal Energy Co. Ltd. (H Shares)		800,000	352,845
China Communications Construction Co. Ltd. (H Shares)		2,044,000	1,967,188
China Communications Services Corp. Ltd. (H Shares)		1,040,000	837,854
China Construction Bank Corp. (H Shares)		43,606,000	38,441,555
China Eastern Airlines Corp. Ltd.:
(A Shares)		15,900	16,148
(H Shares)		706,000	501,277
China Everbright Bank Co. Ltd.:
(A Shares)		244,000	151,076
(H Shares)		1,083,000	534,266
China Film Co. Ltd. (A Shares)		7,500	20,089
China Fortune Land Development Co. Ltd. (A Shares)		20,600	96,104
China Galaxy Securities Co. Ltd. (H Shares)		1,598,000	1,044,990
China Gezhouba Group Co. Ltd. (A Shares)		10,900	11,022
China Grand Automotive Services Co. Ltd. (A Shares)		27,400	20,138
China Huarong Asset Management Co. Ltd. (d)		4,638,000	993,249
China International Capital Corp. Ltd. (H Shares) (d)		473,600	1,016,651
China International Travel Service Corp. Ltd. (A Shares)		12,000	138,069
China Life Insurance Co. Ltd.		20,400	91,779
China Life Insurance Co. Ltd. (H Shares)		3,376,000	9,593,276
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,448,000	996,737
China Merchants Bank Co. Ltd.:
(A Shares)		26,700	136,574
(H Shares)		1,874,346	9,276,151
China Merchants Securities Co. Ltd. (A Shares)		35,500	92,402
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		47,700	155,815
China Minsheng Banking Corp. Ltd.:
(A Shares)		109,500	104,055
(H Shares)		2,944,540	2,210,807
China Molybdenum Co. Ltd.:
(H Shares)		1,791,000	673,497
Class A		64,700	40,444
China National Building Materials Co. Ltd. (H Shares)		1,766,000	1,641,105
China National Chemical Engineering Co. Ltd. (A Shares)		13,400	12,356
China National Nuclear Power Co. Ltd. (A Shares)		75,700	66,653
China Northern Rare Earth Group High-Tech Co. Ltd.		14,800	22,568
China Nuclear Engineering Corp. Ltd. (A Shares)		6,601	8,713
China Oilfield Services Ltd. (H Shares)		818,000	875,892
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,247,200	5,111,345
China Petroleum & Chemical Corp.:
(A Shares)		164,000	138,312
(H Shares)		11,563,000	8,888,588
China Railway Construction Corp. Ltd.:
(A Shares)		23,600	37,985
(H Shares)		964,500	1,138,496
China Railway Group Ltd. (H Shares)		1,684,000	1,326,627
China Railway Signal & Communications Corp. (H Shares) (d)		614,000	450,826
China Reinsurance Group Corp. (H Shares)		2,401,000	489,700
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		2,700	11,826
China Shenhua Energy Co. Ltd. (H Shares)		1,574,500	3,480,246
China Shipbuilding Industry Co. (A Shares)		139,100	117,106
China Shipbuilding Industry Group Power Co. Ltd.		2,300	8,128
China Shipping Development Co. Ltd. (H Shares)		524,000	338,655
China South Publishing & Media Group Co. Ltd. (A Shares)		8,200	15,207
China Southern Airlines Ltd.:
(A Shares)		14,300	18,005
(H Shares)		902,000	786,467
China Spacesat Co. Ltd. (A Shares)		24,100	82,517
China State Construction Engineering Corp. Ltd. (A Shares)		280,780	255,562
China Telecom Corp. Ltd. (H Shares)		6,292,000	3,256,363
China Tower Corp. Ltd. (H Shares) (d)		18,002,000	4,864,909
China United Network Communications Ltd. (A Shares)		202,900	200,945
China Vanke Co. Ltd.:
(A Shares)		34,200	146,653
(H Shares)		599,300	2,318,575
China Yangtze Power Co. Ltd. (A Shares)		84,800	212,412
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		5,700	11,984
Chongqing Changan Automobile Co. Ltd. (A Shares)		23,300	29,580
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,164,000	679,574
CITIC Guoan Information Industry Co. Ltd. (A Shares)		23,400	16,226
CITIC Securities Co. Ltd. (H Shares)		1,140,000	2,464,614
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		91,400	77,762
(H Shares) (a)		1,100,500	512,037
CRRC Corp. Ltd. (H Shares)		2,067,600	1,805,407
Daqin Railway Co. Ltd. (A Shares)		120,800	152,818
Datang International Power Generation Co. Ltd. (H Shares)		1,116,000	288,787
DHC Software Co. Ltd. (A Shares)		7,700	8,998
Dong E-E-Jiao Co. Ltd. (A Shares)		12,100	78,674
Dongfang Electric Corp. Ltd. (A Shares) (a)		10,100	17,936
Dongfeng Motor Group Co. Ltd. (H Shares)		1,236,000	1,199,006
Dongxing Securities Co. Ltd. (A Shares)		10,700	21,051
Dr. Peng Telcom & Media Group Ltd. (A Shares)		3,400	4,791
Everbright Securities Co. Ltd. (A Shares)		38,100	70,374
Fangda Carbon New Material Co. Ltd. (A Shares)		6,800	21,183
Financial Street Holdings Co. Ltd. (A Shares)		58,300	71,242
First Capital Securities Co. Ltd. (A Shares)		18,200	19,024
Focus Media Information Technology Co. Ltd. (A Shares)		77,220	69,940
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		13,800	182,937
Founder Securities Co. Ltd. (A Shares)		56,000	58,038
Foxconn Industrial Internet Co. Ltd. (A Shares) (a)		52,200	119,515
Future Land Holdings Co. Ltd. (A Shares)		17,800	104,714
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		34,200	127,560
(H Shares) (d)		186,000	653,210
GD Power Development Co. Ltd. (A Shares)		258,900	104,177
Gemdale Corp. (A Shares)		51,700	93,115
GF Securities Co. Ltd. (H Shares)		720,600	973,684
Giant Network Group Co. Ltd. (A Shares)		3,200	9,108
GoerTek, Inc. (A Shares)		12,800	20,260
Great Wall Motor Co. Ltd. (H Shares) (b)		1,413,500	1,147,766
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		19,500	160,924
Greenland Holdings Corp. Ltd. (A Shares)		130,233	144,448
Guangshen Railway Co. Ltd. (A Shares)		15,900	8,074
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,364,000	1,465,751
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		7,000	47,281
Guangzhou Haige Communications Group (A Shares)		5,800	7,992
Guangzhou R&F Properties Co. Ltd. (H Shares)		420,800	835,721
Guosen Securities Co. Ltd. (A Shares)		41,900	76,771
Guotai Junan Securities Co. Ltd.:
(A Shares)		35,200	98,415
(H Shares) (d)		300,000	640,934
Guoyuan Securities Co. Ltd. (A Shares)		16,300	23,718
Haitong Securities Co. Ltd.:
rights (a)(c)		55,814	15,937
(H Shares)		1,562,800	2,012,069
Han's Laser Technology Industry Group Co. Ltd. (A Shares)		2,500	14,514
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		56,700	275,127
Hangzhou Robam Appliances Co. Ltd. (A Shares)		4,800	20,797
Heilan Home Co. Ltd. (A Shares)		4,800	6,464
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		31,123	128,607
Hengli Petrochemical Co. Ltd. (A Shares)		25,100	66,263
Hengtong Optic-electric Co. Ltd. (A Shares)		7,680	22,898
Hesteel Co. Ltd. (A Shares)		95,700	45,471
Huaan Securities Co. Ltd. (A Shares)		53,700	53,183
Huadian Power International Corp. Ltd. (H Shares)		756,000	322,838
Huadong Medicine Co. Ltd. (A Shares)		9,400	48,710
Huaneng Power International, Inc. (H Shares)		1,974,000	1,263,191
Huaneng Renewables Corp. Ltd. (H Shares)		2,056,000	592,311
Huatai Securities Co. Ltd. (H Shares) (d)		815,800	1,534,929
HUAXI Securities Co. Ltd.		7,200	11,246
Huaxia Bank Co. Ltd. (A Shares)		89,600	106,697
Huayu Automotive Systems Co. Ltd. (A Shares)		23,200	81,055
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		98,400	101,104
Hubei Energy Group Co. Ltd. (A Shares)		155,500	92,586
Hundsun Technologies, Inc. (A Shares)		3,300	40,693
iFlytek Co. Ltd. (A Shares)		22,700	108,901
Industrial & Commercial Bank of China Ltd.:
(A Shares)		108,400	93,513
(H Shares)		31,732,000	23,824,888
Industrial Bank Co. Ltd. (A Shares)		163,600	483,884
Industrial Securities Co. Ltd. (A Shares)		64,400	64,449
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		37,100	170,767
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		306,900	77,467
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		609,199	729,211
Jiangsu Expressway Co. Ltd. (H Shares)		540,000	768,203
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		28,080	274,133
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		9,400	164,220
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	68,286
(H Shares)		542,000	718,540
Jiangxi Ganfeng Lithium Co. Ltd.		5,700	20,854
Jinduicheng Molybdenum Co. Ltd. (A Shares)		8,900	8,788
Jinke Properties Group Co. Ltd. (A Shares)		94,000	106,214
Jointown Pharmaceutical Group (A Shares)		4,400	10,257
Kangmei Pharmaceutical Co. Ltd. (A Shares)		40,900	57,935
Kweichow Moutai Co. Ltd. (A Shares)		8,100	1,171,421
Legend Holdings Corp. (H Shares) (d)		159,100	432,998
Liaoning Chengda Co. Ltd. (A Shares)		25,500	53,613
LONGi Green Energy Technology Co. Ltd.		32,500	109,541
Luxshare Precision Industry Co. Ltd. (A Shares)		29,050	112,535
Luzhou Laojiao Co. Ltd. (A Shares)		13,800	159,578
Maanshan Iron & Steel Co. Ltd.:
(A Shares)		603,100	311,629
(H Shares)		48,000	22,089
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		17,200	39,100
Metallurgical Corp. China Ltd.:
(A Shares)		441,800	217,787
(H Shares)		982,000	271,637
Midea Group Co. Ltd. (A Shares)		35,600	276,981
Muyuan Foodstuff Co. Ltd. (A Shares)		12,600	119,922
NARI Technology Co. Ltd. (A Shares)		37,500	110,970
New China Life Insurance Co. Ltd. (H Shares)		397,600	2,202,187
O-film Tech Co. Ltd. (A Shares) (c)		10,900	19,535
Offshore Oil Enginering Co. Ltd. (A Shares)		11,500	9,784
Oppein Home Group, Inc. (A Shares)		1,500	26,735
Orient Securities Co. Ltd. (A Shares)		44,200	73,307
People's Insurance Co. of China Group (H Shares)		3,764,000	1,540,185
Perfect World Co. Ltd. (A Shares)		4,300	18,043
PetroChina Co. Ltd.:
(A Shares)		208,000	228,850
(H Shares)		9,308,000	5,900,283
PICC Property & Casualty Co. Ltd. (H Shares)		3,131,840	3,517,172
Ping An Bank Co. Ltd. (A Shares)		113,800	234,024
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)		59,100	755,544
(H Shares)		2,376,500	28,766,737
Poly Developments & Holdings (A Shares)		71,400	143,014
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		3,597,000	2,187,142
Power Construction Corp. of China Ltd. (A Shares)		93,000	73,738
Qihoo 360 Technology Co. Ltd. (A Shares)		5,400	18,321
Qingdao Haier Co. Ltd. (A Shares)		43,800	111,729
Risesun Real Estate Development Co. Ltd. (A Shares)		21,100	32,426
Rongsheng Petrochemical Co. Ltd. (A Shares)		5,700	11,180
SAIC Motor Corp. Ltd. (A Shares)		47,800	194,326
Sanan Optoelectronics Co. Ltd. (A Shares)		35,800	69,422
Sany Heavy Industry Co. Ltd. (A Shares)		78,400	142,600
SDIC Capital Co. Ltd.		21,300	43,929
SDIC Power Holdings Co. Ltd. (A Shares)		71,500	85,886
SF Holding Co. Ltd. (A Shares)		9,700	47,629
Shaanxi Coal Industry Co. Ltd. (A Shares)		83,100	111,295
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		2,210	10,471
Shandong Gold Mining Co. Ltd. (A Shares)		13,600	58,904
Shandong Linglong Tyre Co. Ltd. (A Shares)		15,500	39,539
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		876,000	859,831
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		9,750	8,093
Shanghai Construction Group Co. Ltd. (A Shares)		50,200	28,473
Shanghai Electric Group Co. Ltd. (H Shares)		1,184,000	461,840
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		19,400	83,823
(H Shares)		246,500	846,825
Shanghai International Airport Co. Ltd. (A Shares)		4,900	51,387
Shanghai International Port Group Co. Ltd. (A Shares)		60,500	72,493
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		465,124	704,198
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		28,100	82,111
(H Shares)		376,600	788,264
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		196,200	348,708
Shanghai Tunnel Engineering Co. Ltd.		18,600	19,056
Shanghaioriental Pearl Media Co. Ltd.		32,990	55,596
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		5,900	7,227
Shanxi Securities Co. Ltd. (A Shares)		7,100	9,161
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		4,300	36,667
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		6,400	6,538
Shenergy Co. Ltd. (A Shares)		138,900	115,494
Shenwan Hongyuan Group Co. Ltd. (A Shares)		122,100	93,185
Shenzhen Energy Group Co. Ltd. (A Shares)		100,000	89,534
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		59,700	70,471
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		2,000	7,145
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		10,500	7,920
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		21,400	19,605
Sichuan Chuantou Energy Co. Ltd. (A Shares)		72,000	94,719
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		6,500	27,699
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		44,300	113,860
Sinolink Securities Co. Ltd. (A Shares)		14,500	22,111
Sinopec Engineering Group Co. Ltd. (H Shares)		567,500	548,344
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		257,800	196,367
(H Shares)		1,081,000	489,184
Sinopharm Group Co. Ltd. (H Shares)		543,600	2,134,265
Sinotrans Ltd. (H Shares)		858,000	352,177
Soochow Securities Co. Ltd. (A Shares)		16,800	28,038
Southwest Securities Co. Ltd. (A Shares)		20,200	15,716
Spring Airlines Co. Ltd. (A Shares)		3,287	20,503
Suning.com Co. Ltd. (A Shares)		54,500	102,123
Suzhou Gold Mantis Consolidated Co. Ltd.		7,800	12,369
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		5,600	18,226
TBEA Co. Ltd. (A Shares)		57,200	65,651
TCL Corp. (A Shares)		199,100	106,129
Tianma Microelectronics Co. Ltd. (A Shares)		11,800	24,634
Tianqi Lithium Corp. (A Shares)		9,200	40,475
Tong Ren Tang Technologies Co. Ltd. (H Shares)		238,000	330,084
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		11,000	25,806
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		42,400	15,739
Tongwei Co. Ltd. (A Shares)		23,400	49,580
TravelSky Technology Ltd. (H Shares)		426,000	1,094,215
Tsingtao Brewery Co. Ltd.:
(A Shares)		15,400	116,616
(H Shares)		146,000	930,553
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		3,200	5,341
Unisplendour Corp. Ltd. (A Shares)		1,260	7,300
Wanxiang Qianchao Co. Ltd. (A Shares)		71,800	68,123
Weichai Power Co. Ltd.:
(A Shares)		128,700	236,001
(H Shares)		779,200	1,273,371
Weifu High-Technology Group Co. Ltd. (A Shares)		26,600	81,164
Western Securities Co. Ltd. (A Shares)		15,700	24,780
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. (A Shares)		22,200	45,093
Wuliangye Yibin Co. Ltd. (A Shares)		24,500	372,362
XCMG Construction Machinery Co. Ltd. (A Shares)		17,500	11,901
Xiamen C&D, Inc. (A Shares)		83,700	119,680
Xinhu Zhongbao Co. Ltd. (A Shares)		14,800	7,779
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (b)		432,010	471,396
Yanzhou Coal Mining Co. Ltd. (H Shares)		846,000	901,560
Yonghui Superstores Co. Ltd. (A Shares)		85,700	124,321
Yonyou Network Technology Co. Ltd. (A Shares)		12,200	57,188
Youngor Group Co. Ltd. (A Shares)		66,600	94,339
Yunnan Baiyao Group Co. Ltd. (A Shares)		6,200	81,471
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		6,100	104,431
Zhaojin Mining Industry Co. Ltd. (H Shares)		453,500	390,211
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		2,560	7,431
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		144,800	92,450
Zhejiang Chint Electric Co. Ltd. (A Shares)		28,800	108,403
Zhejiang Dahua Technology Co. Ltd. (A Shares)		13,900	34,095
Zhejiang Expressway Co. Ltd. (H Shares)		612,000	656,093
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		4,420	19,085
Zhejiang Longsheng Group Co. Ltd. (A Shares)		8,400	25,331
Zhejiang Semir Garment Co. Ltd. (A Shares)		7,500	12,394
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)		59,900	42,157
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		5,100	10,829
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		102,600	370,128
Zhongjin Gold Co. Ltd. (A Shares)		15,500	18,273
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		1,200	4,659
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		248,000	1,258,209
Zijin Mng Group Co. Ltd. (H Shares)		2,738,000	1,068,004
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		113,200	83,199
ZTE Corp.:
(A Shares) (a)		18,000	85,926
(H Shares)		352,480	1,118,799

TOTAL CHINA			270,022,358

Colombia - 0.3%
Bancolombia SA		89,045	1,085,092
Bancolombia SA sponsored ADR		14,409	730,824
Cementos Argos SA		205,917	513,957
Ecopetrol SA		2,244,292	2,071,975
Grupo de Inversiones Suramerica SA		110,316	1,228,292
Interconexion Electrica SA ESP		201,134	984,130
Inversiones Argos SA		132,331	753,078

TOTAL COLOMBIA			7,367,348

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		73,299	1,704,602
Komercni Banka A/S		35,525	1,346,088
MONETA Money Bank A/S (d)		210,267	673,448

TOTAL CZECH REPUBLIC			3,724,138

Egypt - 0.1%
Commercial International Bank SAE (a)		561,937	2,515,134
Commercial International Bank SAE sponsored GDR		42,342	185,246
Eastern Tobacco Co.		384,418	407,255
Elsewedy Electric Co.		334,210	303,456

TOTAL EGYPT			3,411,091

Greece - 0.2%
Alpha Bank AE (a)		644,584	999,138
Ff Group (a)(c)		10,260	27,618
Greek Organization of Football Prognostics SA		97,237	1,046,986
Hellenic Telecommunications Organization SA		112,948	1,568,329
Jumbo SA		47,658	865,942
Motor Oil (HELLAS) Corinth Refineries SA		26,651	679,739
Titan Cement Co. SA (Reg.)		20,603	447,377

TOTAL GREECE			5,635,129

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.		227,500	1,210,754
BYD Electronic International Co. Ltd.		294,000	525,428
China Agri-Industries Holdings Ltd.		871,000	280,903
China Everbright International Ltd.		1,551,333	1,518,743
China Everbright Ltd.		426,000	775,454
China Jinmao Holdings Group Ltd.		2,360,000	1,528,248
China Merchants Holdings International Co. Ltd.		598,105	1,207,677
China Mobile Ltd.		2,783,000	26,553,721
China Overseas Land and Investment Ltd.		1,736,000	6,494,952
China Power International Development Ltd. (b)		1,861,000	495,805
China Resources Beer Holdings Co. Ltd.		664,878	3,038,430
China Resources Pharmaceutical Group Ltd. (d)		721,000	1,025,693
China Resources Power Holdings Co. Ltd.		873,691	1,222,864
China Taiping Insurance Group Ltd.		737,777	2,238,310
China Travel International Investment HK Ltd.		906,000	209,038
China Unicom Ltd.		2,778,000	3,298,524
CITIC Pacific Ltd.		2,610,000	3,799,485
CNOOC Ltd.		7,733,000	14,045,714
CNOOC Ltd. sponsored ADR		3,661	665,130
CSPC Pharmaceutical Group Ltd.		2,126,000	4,097,634
Far East Horizon Ltd.		993,000	1,102,518
Fosun International Ltd.		1,176,000	1,822,884
Guangdong Investment Ltd.		1,326,000	2,484,729
Hua Hong Semiconductor Ltd. (d)		188,000	444,310
Lenovo Group Ltd.		3,262,000	3,022,988
MMG Ltd. (a)		1,056,000	456,333
Shanghai Industrial Holdings Ltd.		223,000	524,184
Shenzhen Investment Ltd.		1,384,000	550,439
Sino-Ocean Group Holding Ltd.		1,322,979	593,627
Sinotruk Hong Kong Ltd.		301,000	651,512
Sun Art Retail Group Ltd.		1,091,966	953,494
Winteam Pharmaceutical Group Ltd.		986,000	559,313
Yuexiu Property Co. Ltd.		3,092,000	717,347

TOTAL HONG KONG			88,116,185

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		166,956	1,916,887
OTP Bank PLC		101,737	4,508,883
Richter Gedeon PLC		64,820	1,282,642

TOTAL HUNGARY			7,708,412

India - 8.7%
Adani Ports & Special Economic Zone Ltd. (a)		236,998	1,336,638
Ambuja Cements Ltd.		274,777	869,935
Ashok Leyland Ltd.		510,378	637,176
Asian Paints Ltd.		129,517	2,720,904
Aurobindo Pharma Ltd.		121,049	1,423,538
Avenue Supermarts Ltd. (a)(d)		56,945	1,059,231
Axis Bank Ltd. (a)		862,155	9,492,779
Bajaj Auto Ltd.		37,896	1,623,695
Bajaj Finance Ltd.		78,677	3,497,352
Bajaj Finserv Ltd.		17,279	1,865,778
Bharat Forge Ltd.		97,048	658,046
Bharat Petroleum Corp. Ltd.		346,237	1,888,353
Bharti Airtel Ltd.		635,696	2,923,506
Bharti Airtel Ltd. rights 5/17/19 (a)		180,272	259,613
Bharti Infratel Ltd.		146,314	551,563
Bosch Ltd. (a)		3,144	813,410
Britannia Industries Ltd.		26,057	1,083,498
Cadila Healthcare Ltd.		87,956	411,005
Cipla Ltd. (a)		157,802	1,280,143
Coal India Ltd.		560,866	2,030,559
Container Corp. of India Ltd.		90,472	640,671
Dabur India Ltd.		240,598	1,375,250
Divi's Laboratories Ltd.		34,624	868,421
Dr. Reddy's Laboratories Ltd.		52,156	2,192,319
Eicher Motors Ltd.		6,090	1,781,024
GAIL India Ltd. (a)		360,341	1,841,621
Glenmark Pharmaceuticals Ltd.		60,340	553,090
Godrej Consumer Products Ltd.		163,247	1,527,767
Grasim Industries Ltd. (a)		150,430	1,946,495
Havells India Ltd. (a)		113,714	1,264,786
HCL Technologies Ltd.		246,417	4,186,793
Hero Motocorp Ltd.		21,856	788,246
Hindalco Industries Ltd.		535,543	1,584,399
Hindustan Petroleum Corp. Ltd.		278,142	1,163,135
Hindustan Unilever Ltd.		293,717	7,412,615
Housing Development Finance Corp. Ltd.		740,256	21,204,757
ICICI Bank Ltd.		1,080,887	6,291,562
Indiabulls Housing Finance Ltd.		126,153	1,259,682
Indian Oil Corp. Ltd.		857,425	1,945,755
Infosys Ltd.		1,584,153	17,040,025
InterGlobe Aviation Ltd. (d)		40,320	878,221
ITC Ltd.		1,554,602	6,726,482
JSW Steel Ltd.		387,597	1,716,018
Larsen & Toubro Ltd.		216,331	4,188,740
LIC Housing Finance Ltd.		136,870	976,211
Lupin Ltd. (a)		102,070	1,278,018
Mahindra & Mahindra Financial Services Ltd.		132,242	760,733
Mahindra & Mahindra Ltd.		338,940	3,140,379
Marico Ltd.		203,988	1,052,641
Maruti Suzuki India Ltd.		47,979	4,592,405
Motherson Sumi Systems Ltd.		433,922	912,740
Nestle India Ltd.		10,471	1,639,545
NTPC Ltd.		1,080,385	2,079,424
Oil & Natural Gas Corp. Ltd.		1,139,932	2,769,344
Page Industries Ltd.		2,385	790,760
Petronet LNG Ltd.		274,985	952,125
Pidilite Industries Ltd.		55,102	976,728
Piramal Enterprises Ltd.		37,830	1,282,962
Power Grid Corp. of India Ltd.		830,118	2,221,689
Rec Ltd.		302,406	640,659
Reliance Industries Ltd.		1,293,440	25,866,200
Shree Cement Ltd.		3,831	1,088,540
Shriram Transport Finance Co. Ltd.		67,812	1,081,680
State Bank of India (a)		810,757	3,608,111
Sun Pharmaceutical Industries Ltd.		382,718	2,514,838
Tata Consultancy Services Ltd.		408,331	13,252,128
Tata Motors Ltd. (a)		723,494	2,227,624
Tata Power Co. Ltd.		480,482	467,740
Tata Steel Ltd.		160,857	1,286,911
Tech Mahindra Ltd. (a)		206,092	2,474,098
Titan Co. Ltd.		140,549	2,337,976
Ultratech Cemco Ltd. (a)		43,810	2,904,102
United Spirits Ltd. (a)		133,807	1,077,995
UPL Ltd. (a)		161,379	2,245,617
Vedanta Ltd.		596,398	1,428,762
Vodafone Idea Ltd. (a)		3,154,332	699,735
Wipro Ltd.		686,601	2,946,638
Yes Bank Ltd.		777,186	1,874,700
Zee Entertainment Enterprises Ltd.		220,218	1,367,845

TOTAL INDIA			223,622,199

Indonesia - 2.0%
PT Adaro Energy Tbk		6,299,800	576,929
PT Astra International Tbk		9,207,100	4,926,606
PT Bank Central Asia Tbk		4,474,000	9,026,491
PT Bank Danamon Indonesia Tbk Series A		230,300	143,028
PT Bank Mandiri (Persero) Tbk		8,512,500	4,637,645
PT Bank Negara Indonesia (Persero) Tbk		3,422,600	2,305,752
PT Bank Rakyat Indonesia Tbk		25,214,900	7,732,569
PT Bank Tabungan Negara Tbk		1,914,900	339,979
PT Bumi Serpong Damai Tbk (a)		3,439,900	346,404
PT Charoen Pokphand Indonesia Tbk		3,362,700	1,244,789
PT Gudang Garam Tbk		221,800	1,314,846
PT Hanjaya Mandala Sampoerna Tbk		4,278,100	1,050,761
PT Indah Kiat Pulp & Paper Tbk		1,199,500	622,898
PT Indocement Tunggal Prakarsa Tbk		844,100	1,303,172
PT Indofood CBP Sukses Makmur Tbk		1,001,400	683,412
PT Indofood Sukses Makmur Tbk		1,914,500	933,739
PT Jasa Marga Tbk		954,537	408,609
PT Kalbe Farma Tbk		9,701,700	1,051,869
PT Pabrik Kertas Tjiwi Kimia Tbk		616,300	435,735
PT Pakuwon Jati Tbk		7,431,000	372,854
PT Perusahaan Gas Negara Tbk Series B		4,791,700	780,122
PT Semen Gresik (Persero) Tbk		1,359,300	1,287,758
PT Surya Citra Media Tbk		2,568,600	335,270
PT Tambang Batubara Bukit Asam Tbk		1,259,400	349,981
PT Telekomunikasi Indonesia Tbk Series B		22,508,000	5,993,595
PT Tower Bersama Infrastructure Tbk		885,700	245,510
PT Unilever Indonesia Tbk		696,800	2,224,870
PT United Tractors Tbk		772,300	1,472,790

TOTAL INDONESIA			52,147,983

Isle of Man - 0.1%
NEPI Rockcastle PLC		177,115	1,476,227
Korea (South) - 11.7%
AMOREPACIFIC Corp.		14,780	2,641,077
AMOREPACIFIC Group, Inc.		13,388	864,922
BGF Retail Co. Ltd.		3,377	633,907
BS Financial Group, Inc.		113,709	684,788
Celltrion Healthcare Co. Ltd.		22,870	1,485,358
Celltrion Pharm, Inc.		6,675	340,629
Celltrion, Inc. (a)		37,805	6,885,388
Cheil Industries, Inc.		34,557	3,043,009
Cheil Worldwide, Inc.		30,123	658,611
CJ CheilJedang Corp.		3,759	1,017,246
CJ Corp.		6,353	652,214
CJ O Shopping Co. Ltd.		4,955	931,821
Daelim Industrial Co.		12,862	1,069,614
Daewoo Engineering & Construction Co. Ltd. (a)		73,121	316,604
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		16,540	412,786
Db Insurance Co. Ltd. (a)		22,637	1,330,204
DGB Financial Group Co. Ltd.		73,278	530,065
Doosan Bobcat, Inc.		19,695	540,593
E-Mart Co. Ltd.		9,612	1,420,318
Fila Korea Ltd.		22,216	1,572,666
GS Engineering & Construction Corp.		26,073	909,411
GS Holdings Corp.		23,405	1,045,575
GS Retail Co. Ltd.		11,671	392,539
Hana Financial Group, Inc.		136,685	4,321,276
Hankook Tire Co. Ltd.		34,156	1,166,400
Hanmi Pharm Co. Ltd.		2,957	1,103,785
Hanmi Science Co. Ltd.		5,525	356,939
Hanon Systems		81,424	877,889
Hanwha Chemical Corp.		48,877	864,998
Hanwha Corp.		18,454	469,273
Hanwha Life Insurance Co. Ltd.		128,176	439,362
HDC Hyundai Development Co.		11,555	462,593
HLB, Inc. (a)		15,182	1,094,295
Hotel Shilla Co.		14,343	1,417,037
Hyundai Department Store Co. Ltd.		5,955	519,267
Hyundai Engineering & Construction Co. Ltd.		35,615	1,606,333
Hyundai Fire & Marine Insurance Co. Ltd.		28,710	943,426
Hyundai Glovis Co. Ltd.		8,663	1,187,059
Hyundai Heavy Industries Co. Ltd. (a)		17,355	1,856,253
Hyundai Mobis		30,942	6,180,372
Hyundai Motor Co.		62,914	7,485,837
Hyundai Robotics Co. Ltd.		4,482	1,316,865
Hyundai Steel Co.		36,739	1,461,341
Industrial Bank of Korea		116,262	1,413,310
ING Life Insurance Korea Ltd. (d)		14,162	433,130
Kakao Corp.		22,825	2,353,073
Kangwon Land, Inc.		53,570	1,564,746
KB Financial Group, Inc.		180,668	7,159,117
KCC Corp.		2,528	770,990
Kia Motors Corp.		119,727	4,654,296
Korea Aerospace Industries Ltd.		33,972	1,021,486
Korea Electric Power Corp.		116,937	2,840,942
Korea Express Co. Ltd. (a)		3,452	467,084
Korea Gas Corp. (a)		12,180	482,906
Korea Investment Holdings Co. Ltd.		19,337	1,136,288
Korea Zinc Co. Ltd.		3,876	1,506,765
Korean Air Lines Co. Ltd.		20,795	592,224
KT Corp.		216	5,074
KT&G Corp.		53,131	4,655,769
Kumho Petro Chemical Co. Ltd. (a)		8,444	665,939
LG Chemical Ltd.		20,867	6,471,583
LG Corp.		43,427	2,723,491
LG Display Co. Ltd.		106,178	1,811,955
LG Electronics, Inc.		48,473	3,156,548
LG Household & Health Care Ltd.		4,275	5,222,507
LG Innotek Co. Ltd.		6,132	645,330
LG Telecom Ltd.		47,800	587,229
Lotte Chemical Corp.		7,827	1,805,439
Lotte Confectionery Co. Ltd. (a)		12,533	528,126
Lotte Shopping Co. Ltd.		4,913	751,294
Medy-Tox, Inc.		2,015	967,850
Mirae Asset Daewoo Co. Ltd.		183,320	1,228,422
NAVER Corp.		63,645	6,533,945
NCSOFT Corp.		7,975	3,603,792
Netmarble Corp. (d)		11,675	1,278,823
Oci Co. Ltd.		7,816	625,140
Orion Corp./Republic of Korea		9,501	790,927
Ottogi Corp.		533	332,435
Pearl Abyss Corp. (a)		2,565	384,086
POSCO		35,687	7,839,083
POSCO Chemtech Co. Ltd.		10,342	509,099
Posco International Corp.		21,722	341,503
S-Oil Corp.		20,608	1,632,338
S1 Corp.		7,435	625,965
Samsung Biologics Co. Ltd. (a)(d)		7,523	2,197,421
Samsung Card Co. Ltd.		12,635	402,710
Samsung Electro-Mechanics Co. Ltd.		25,492	2,376,167
Samsung Electronics Co. Ltd.		2,162,282	85,171,631
Samsung Engineering Co. Ltd. (a)		71,989	1,054,469
Samsung Fire & Marine Insurance Co. Ltd.		14,008	3,658,415
Samsung Heavy Industries Co. Ltd. (a)		201,775	1,424,894
Samsung Life Insurance Co. Ltd.		31,890	2,325,977
Samsung SDI Co. Ltd.		24,972	5,073,735
Samsung SDS Co. Ltd.		15,859	2,956,506
Samsung Securities Co. Ltd.		29,313	897,766
Shinhan Financial Group Co. Ltd.		193,934	7,355,784
Shinsegae Co. Ltd.		3,397	992,242
SillaJen, Inc. (a)		27,162	1,526,099
SK C&C Co. Ltd.		14,441	3,182,203
SK Energy Co. Ltd.		29,448	4,617,022
SK Hynix, Inc.		263,874	17,908,820
SK Telecom Co. Ltd.		9,155	1,948,736
STX Pan Ocean Co. Ltd. (Korea) (a)		105,506	431,900
ViroMed Co. Ltd. (a)		6,234	1,394,069
Woongjin Coway Co. Ltd.		23,486	1,771,523
Woori Financial Group, Inc. (a)		215,860	2,568,415
Woori Investment & Securities Co. Ltd.		62,018	732,595
Yuhan Corp.		3,895	821,490

TOTAL KOREA (SOUTH)			299,420,583

Luxembourg - 0.0%
Reinet Investments SCA		67,761	1,141,445
Malaysia - 2.0%
AirAsia Group BHD		669,900	442,333
Alliance Bank Malaysia Bhd		469,800	461,335
AMMB Holdings Bhd		728,400	787,507
Axiata Group Bhd		1,256,971	1,206,960
British American Tobacco (Malaysia) Bhd		63,000	531,184
Bumiputra-Commerce Holdings Bhd		2,258,664	2,878,984
Dialog Group Bhd		1,680,000	1,308,405
DiGi.com Bhd		1,429,100	1,590,001
Fraser & Neave Holdings BHD		55,600	469,329
Gamuda Bhd		864,600	731,914
Genting Bhd		984,800	1,676,863
Genting Malaysia Bhd		1,361,300	1,047,027
Genting Plantations Bhd		103,500	263,350
Hap Seng Consolidated Bhd		271,200	648,073
Hartalega Holdings Bhd		587,700	714,991
Hong Leong Bank Bhd		302,000	1,459,417
Hong Leong Credit Bhd		101,600	472,307
IHH Healthcare Bhd		1,010,700	1,359,171
IJM Corp. Bhd		1,270,700	719,177
IOI Corp. Bhd		824,100	898,946
IOI Properties Group Bhd		672,875	222,963
Kuala Lumpur Kepong Bhd		196,900	1,178,209
Malayan Banking Bhd		1,760,967	3,939,762
Malaysia Airports Holdings Bhd		400,706	739,482
Maxis Bhd		1,093,200	1,417,234
MISC Bhd		493,800	824,095
Nestle (Malaysia) BHD		26,800	947,026
Petronas Chemicals Group Bhd		1,099,200	2,392,744
Petronas Dagangan Bhd		87,900	514,070
Petronas Gas Bhd		316,700	1,354,276
PPB Group Bhd		260,520	1,182,091
Press Metal Bhd		611,000	701,959
Public Bank Bhd		1,325,400	7,212,843
QL Resources Bhd		281,100	463,684
RHB Capital Bhd		437,689	630,941
Sime Darby Bhd		1,055,849	592,471
Sime Darby Plantation Bhd		1,046,149	1,305,630
Sime Darby Property Bhd		1,350,749	362,639
SP Setia Bhd		686,153	376,724
Telekom Malaysia Bhd		494,480	348,032
Tenaga Nasional Bhd		1,426,200	4,235,999
Top Glove Corp. Bhd		620,500	730,883
Westports Holdings Bhd		430,000	395,211
YTL Corp. Bhd		1,406,043	384,286

TOTAL MALAYSIA			52,120,528

Mexico - 2.6%
Alfa SA de CV Series A		1,389,100	1,403,920
Alsea S.A.B. de CV		219,200	490,021
America Movil S.A.B. de CV Series L		15,275,900	11,377,706
Banco Santander Mexico SA		841,595	1,413,479
CEMEX S.A.B. de CV unit (a)		6,890,718	3,187,699
Coca-Cola FEMSA S.A.B. de CV unit		240,500	1,534,131
El Puerto de Liverpool S.A.B. de CV Class C		82,240	532,368
Embotelladoras Arca S.A.B. de CV		201,300	1,142,641
Fibra Uno Administracion SA de CV		1,539,400	2,294,758
Fomento Economico Mexicano S.A.B. de CV unit		879,900	8,583,292
Gruma S.A.B. de CV Series B		92,355	923,124
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		163,100	1,658,380
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		94,745	1,560,529
Grupo Bimbo S.A.B. de CV Series A		745,300	1,659,826
Grupo Carso SA de CV Series A1		208,900	810,024
Grupo Financiero Banorte S.A.B. de CV Series O		1,178,000	7,446,018
Grupo Financiero Inbursa S.A.B. de CV Series O		1,065,300	1,630,732
Grupo Mexico SA de CV Series B		1,592,107	4,668,551
Grupo Televisa SA de CV		1,116,100	2,270,144
Industrias Penoles SA de CV		61,085	701,046
Infraestructura Energetica Nova S.A.B. de CV		245,100	1,071,405
Kimberly-Clark de Mexico SA de CV Series A		699,300	1,208,796
Megacable Holdings S.A.B. de CV unit		130,400	574,420
Mexichem S.A.B. de CV		479,255	1,112,580
Promotora y Operadora de Infraestructura S.A.B. de CV		104,970	1,067,765
Wal-Mart de Mexico SA de CV Series V		2,375,500	6,980,739

TOTAL MEXICO			67,304,094

Netherlands - 0.1%
X5 Retail Group NV:
GDR		51,269	1,556,556
GDR (Reg. S)		4,732	143,616

TOTAL NETHERLANDS			1,700,172

Pakistan - 0.0%
Habib Bank Ltd.		236,000	212,651
MCB Bank Ltd.		155,000	208,389
Oil & Gas Development Co. Ltd.		254,800	253,862

TOTAL PAKISTAN			674,902

Peru - 0.1%
Compania de Minas Buenaventura SA (c)		6,329	101,448
Compania de Minas Buenaventura SA sponsored ADR		75,254	1,219,867

TOTAL PERU			1,321,315

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.		913,030	980,766
Aboitiz Power Corp.		673,800	490,770
Alliance Global Group, Inc.		1,763,700	509,756
Ayala Corp.		115,995	2,025,879
Ayala Land, Inc.		3,368,200	3,185,344
Bank of the Philippine Islands (BPI)		401,317	657,878
BDO Unibank, Inc.		905,336	2,343,799
DMCI Holdings, Inc.		1,693,250	365,083
Globe Telecom, Inc.		14,250	490,050
GT Capital Holdings, Inc.		39,621	662,136
International Container Terminal Services, Inc.		397,890	972,432
JG Summit Holdings, Inc.		1,317,430	1,679,876
Jollibee Food Corp.		199,730	1,175,382
Manila Electric Co.		97,620	726,115
Megaworld Corp.		4,890,600	529,122
Metro Pacific Investments Corp.		6,277,800	554,280
Metropolitan Bank & Trust Co.		704,174	1,010,141
Philippine Long Distance Telephone Co.		38,085	904,589
Robinsons Land Corp.		914,251	432,750
Security Bank Corp.		101,960	354,575
SM Investments Corp.		111,080	2,038,756
SM Prime Holdings, Inc.		4,580,200	3,667,877
Universal Robina Corp.		405,690	1,193,713

TOTAL PHILIPPINES			26,951,069

Poland - 1.1%
Alior Bank SA (a)		39,759	610,204
Bank Handlowy w Warszawie SA		13,365	217,536
Bank Millennium SA (a)		285,854	721,470
Bank Polska Kasa Opieki SA		78,076	2,323,003
Bank Zachodni WBK SA		16,432	1,706,216
BRE Bank SA		6,458	748,641
CD Projekt RED SA		30,625	1,722,203
Cyfrowy Polsat SA (a)		111,144	770,733
Dino Polska SA (a)(d)		21,217	705,114
Grupa Lotos SA		40,232	875,504
Jastrzebska Spolka Weglowa SA (a)		23,735	360,548
KGHM Polska Miedz SA (Bearer) (a)		64,045	1,723,699
LPP SA		593	1,329,088
NG2 SA		13,160	714,227
Polish Oil & Gas Co. SA		795,237	1,206,970
Polska Grupa Energetyczna SA (a)		368,718	918,551
Polski Koncern Naftowy Orlen SA		136,061	3,486,397
Powszechna Kasa Oszczednosci Bank SA		398,878	4,095,820
Powszechny Zaklad Ubezpieczen SA		273,991	3,011,323
Telekomunikacja Polska SA (a)		284,179	367,062

TOTAL POLAND			27,614,309

Qatar - 0.9%
Barwa Real Estate Co. (a)		85,708	817,119
Ezdan Holding Group (a)		364,766	1,073,033
Industries Qatar QSC (a)		82,705	2,748,693
Masraf al Rayan (a)		168,295	1,677,981
Qatar Electricity & Water Co. (a)		22,474	1,030,813
Qatar Insurance Co. SAQ (a)		71,554	753,324
Qatar Islamic Bank (a)		52,076	2,384,418
Qatar National Bank SAQ (a)		204,724	11,020,767
Qatar Telecom (Qtel) Q.S.C. (a)		39,010	696,464
The Commercial Bank of Qatar (a)		87,344	1,221,125

TOTAL QATAR			23,423,737

Russia - 3.5%
Alrosa Co. Ltd.		1,167,173	1,701,038
Gazprom OAO		2,647,016	6,726,673
Gazprom OAO sponsored ADR (Reg. S)		1,115,252	5,569,568
Inter Rao Ues JSC		13,199,744	800,278
Lukoil PJSC		145,064	12,379,400
Lukoil PJSC sponsored ADR		77,175	6,542,897
Magnit OJSC GDR (Reg. S)		162,010	2,310,263
Magnitogorsk Iron & Steel Works PJSC		893,200	610,605
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)		5,400	47,844
MMC Norilsk Nickel PJSC		17,756	3,938,622
MMC Norilsk Nickel PJSC sponsored ADR		106,819	2,371,382
Mobile TeleSystems OJSC sponsored ADR		227,851	1,795,466
Moscow Exchange MICEX-RTS OAO		622,291	876,320
NOVATEK OAO GDR (Reg. S)		41,209	7,940,974
Novolipetsk Steel OJSC		508,812	1,346,471
Novolipetsk Steel OJSC GDR (Reg. S)		3,400	89,556
PhosAgro OJSC GDR (Reg. S)		46,027	579,480
Polyus PJSC		11,431	890,612
Polyus PJSC unit		1,400	54,880
Rosneft Oil Co. OJSC		341,204	2,262,864
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,273,838
RusHydro PJSC		325,695	2,720
RusHydro PJSC rights (a)		382,863	0
Sberbank of Russia		4,647,686	16,282,494
Sberbank of Russia sponsored ADR		64,000	914,880
Severstal PAO		51,524	832,911
Severstal PAO GDR (Reg. S)		44,232	716,116
Surgutneftegas OJSC		1,900,849	722,194
Surgutneftegas OJSC sponsored ADR		157,497	589,354
Tatneft PAO		417,095	4,886,604
Tatneft PAO sponsored ADR		46,473	3,265,193
VTB Bank OJSC (a)		1,252,065,800	687,456
VTB Bank OJSC sponsored GDR (Reg. S)		70,330	78,488

TOTAL RUSSIA			89,087,441

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)		90,200	776,119
South Africa - 5.8%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	23
Anglo American Platinum Ltd.		24,390	1,230,958
AngloGold Ashanti Ltd.		187,227	2,227,602
Aspen Pharmacare Holdings Ltd.		178,093	1,281,074
Barclays Africa Group Ltd.		328,323	3,770,034
Bidcorp Ltd.		151,960	3,208,847
Bidvest Group Ltd.		153,905	2,335,741
Capitec Bank Holdings Ltd.		18,209	1,701,488
Clicks Group Ltd.		116,225	1,589,695
Discovery Ltd.		165,030	1,661,952
Exxaro Resources Ltd.		114,349	1,305,601
FirstRand Ltd.		1,525,181	7,240,478
Fortress (REIT) Ltd.:
Class A		488,584	658,162
Class B		261,906	198,833
Foschini Ltd.		103,519	1,337,027
Gold Fields Ltd.		374,589	1,411,719
Growthpoint Properties Ltd.		1,354,150	2,355,208
Hyprop Investments Ltd.		112,286	549,460
Investec Ltd.		127,038	811,249
Kumba Iron Ore Ltd.		29,284	877,496
Liberty Holdings Ltd.		56,012	405,260
Life Healthcare Group Holdings Ltd.		602,591	1,097,343
MMI Holdings Ltd. (a)		385,841	481,458
Mondi Ltd.		54,345	1,197,793
Mr Price Group Ltd.		117,305	1,776,427
MTN Group Ltd.		769,972	5,563,929
MultiChoice Group Ltd. (a)		199,212	1,788,800
Naspers Ltd. Class N		198,954	51,181,023
Nedbank Group Ltd.		182,176	3,388,308
Netcare Ltd.		510,382	855,572
Oceana Group Ltd.		19,090	93,415
Old Mutual Ltd.		2,243,701	3,605,920
Pick 'n Pay Stores Ltd.		159,627	774,088
PSG Group Ltd.		68,203	1,263,841
Rand Merchant Insurance Holdings Ltd.		304,409	736,923
Redefine Properties Ltd.		2,508,123	1,727,019
Remgro Ltd.		240,635	3,265,941
Resilient Property Income Fund Ltd.		119,986	476,253
RMB Holdings Ltd.		321,440	1,875,834
Sanlam Ltd.		810,553	4,334,660
Sappi Ltd.		243,945	1,162,682
Sasol Ltd.		254,974	8,459,130
Shoprite Holdings Ltd.		202,751	2,442,650
Spar Group Ltd.		88,677	1,202,610
Standard Bank Group Ltd.		588,059	8,180,618
Telkom SA Ltd.		122,359	725,258
Tiger Brands Ltd.		73,795	1,281,675
Truworths International Ltd.		204,860	1,082,514
Vodacom Group Ltd.		293,510	2,366,136
Woolworths Holdings Ltd.		458,915	1,530,572

TOTAL SOUTH AFRICA			150,076,299

Taiwan - 10.9%
Acer, Inc.		1,278,994	867,094
Advantech Co. Ltd.		159,459	1,290,038
ASE Technology Holding Co. Ltd.		1,554,927	3,611,866
Asia Cement Corp.		1,005,153	1,358,007
ASUSTeK Computer, Inc.		323,000	2,466,766
AU Optronics Corp.		3,975,000	1,421,568
Catcher Technology Co. Ltd.		299,000	2,365,721
Cathay Financial Holding Co. Ltd.		3,719,641	5,380,492
Chang Hwa Commercial Bank		2,495,288	1,493,846
Cheng Shin Rubber Industry Co. Ltd.		890,937	1,189,281
Chicony Electronics Co. Ltd.		247,766	610,154
China Airlines Ltd.		1,185,043	375,815
China Development Finance Holding Corp.		6,210,800	1,999,788
China Life Insurance Co. Ltd.		1,215,728	1,011,074
China Steel Corp.		5,715,204	4,614,405
Chinatrust Financial Holding Co. Ltd.		8,002,826	5,477,308
Chunghwa Telecom Co. Ltd.		1,723,000	6,206,424
Compal Electronics, Inc.		1,894,000	1,222,746
Delta Electronics, Inc.		944,381	4,966,084
E.SUN Financial Holdings Co. Ltd.		4,431,224	3,635,089
ECLAT Textile Co. Ltd.		81,613	1,162,052
EVA Airways Corp.		987,347	484,056
Evergreen Marine Corp. (Taiwan)		1,036,775	454,608
Far Eastern Textile Ltd.		1,483,705	1,618,046
Far EasTone Telecommunications Co. Ltd.		723,000	1,773,458
Feng Tay Enterprise Co. Ltd.		152,520	1,236,369
First Financial Holding Co. Ltd.		4,479,443	3,196,289
Formosa Chemicals & Fibre Corp.		1,597,760	5,739,155
Formosa Petrochemical Corp.		568,000	2,104,589
Formosa Plastics Corp.		2,023,520	7,333,967
Formosa Taffeta Co. Ltd.		375,000	452,034
Foxconn Technology Co. Ltd.		430,587	964,230
Fubon Financial Holding Co. Ltd.		3,026,334	4,465,757
Giant Manufacturing Co. Ltd.		147,000	1,120,267
GlobalWafers Co. Ltd.		99,000	1,079,639
Highwealth Construction Corp.		356,000	569,678
HIWIN Technologies Corp.		99,570	945,693
Hon Hai Precision Industry Co. Ltd. (Foxconn)		5,977,869	16,810,459
Hotai Motor Co. Ltd.		126,000	1,904,149
Hua Nan Financial Holdings Co. Ltd.		3,416,181	2,233,087
Innolux Corp.		4,135,347	1,324,831
Inventec Corp.		1,089,865	874,657
Largan Precision Co. Ltd.		46,000	6,921,882
Lite-On Technology Corp.		970,279	1,367,408
MediaTek, Inc.		682,292	6,524,409
Mega Financial Holding Co. Ltd.		4,946,413	4,746,008
Micro-Star International Co. Ltd.		310,000	858,715
Nan Ya Plastics Corp.		2,341,860	5,918,687
Nanya Technology Corp.		487,000	1,030,671
Nien Made Enterprise Co. Ltd.		71,000	556,016
Novatek Microelectronics Corp.		259,000	1,688,839
Pegatron Corp.		897,000	1,692,289
Phison Electronics Corp.		65,000	611,045
Pou Chen Corp.		1,027,000	1,247,940
Powertech Technology, Inc.		301,000	750,016
President Chain Store Corp.		262,000	2,441,784
Quanta Computer, Inc.		1,230,000	2,356,352
Realtek Semiconductor Corp.		204,401	1,382,429
Ruentex Development Co. Ltd.		252,480	346,423
Ruentex Industries Ltd.		165,200	394,530
Shin Kong Financial Holding Co. Ltd.		4,794,142	1,355,925
Sinopac Holdings Co.		4,939,591	1,902,179
Standard Foods Corp.		179,812	318,287
Synnex Technology International Corp.		615,500	766,835
TaiMed Biologics, Inc. (a)		77,000	391,204
Taishin Financial Holdings Co. Ltd.		4,541,707	2,057,598
Taiwan Business Bank		1,671,771	689,764
Taiwan Cement Corp.		2,096,400	2,849,291
Taiwan Cooperative Financial Holding Co. Ltd.		3,987,818	2,645,469
Taiwan High Speed Rail Corp.		904,000	1,099,942
Taiwan Mobile Co. Ltd.		728,900	2,665,384
Taiwan Semiconductor Manufacturing Co. Ltd.		11,162,000	93,713,479
Tatung Co. Ltd. (a)		822,000	633,085
The Shanghai Commercial & Savings Bank Ltd.		1,411,000	2,273,892
Unified-President Enterprises Corp.		2,191,983	5,206,509
United Microelectronics Corp.		5,296,000	2,309,235
Vanguard International Semiconductor Corp.		384,000	851,207
Walsin Technology Corp.		138,000	844,023
Win Semiconductors Corp.		154,000	1,031,584
Winbond Electronics Corp.		1,225,000	636,245
Wistron Corp.		1,297,008	1,074,474
WPG Holding Co. Ltd.		685,200	903,563
Yageo Corp.		116,085	1,143,870
Yuanta Financial Holding Co. Ltd.		4,556,952	2,639,617

TOTAL TAIWAN			280,248,740

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)		484,900	2,886,536
Airports of Thailand PCL (For. Reg.)		1,950,500	4,186,081
Bangkok Bank PCL (For. Reg.)		107,300	702,615
Bangkok Dusit Medical Services PCL (For. Reg.)		1,804,500	1,441,678
Bangkok Expressway and Metro PCL		3,836,500	1,310,186
Banpu PCL (For. Reg.)		989,500	508,430
Berli Jucker PCL (For. Reg)		546,600	881,958
BTS Group Holdings PCL		2,682,200	991,618
Bumrungrad Hospital PCL (For. Reg.)		153,100	849,023
C.P. ALL PCL (For. Reg.)		2,292,300	5,566,014
Central Pattana PCL (For. Reg.)		609,700	1,442,229
Charoen Pokphand Foods PCL (For. Reg.)		1,643,420	1,403,092
Delta Electronics PCL (For. Reg.)		88,500	207,265
Electricity Generating PCL (For. Reg.)		54,000	500,791
Energy Absolute PCL		554,700	968,889
Glow Energy PCL (For. Reg.)		245,800	704,651
Gulf Energy Development PCL		256,900	841,108
Home Product Center PCL (For. Reg.)		1,820,606	895,544
Indorama Ventures PCL (For. Reg.)		849,900	1,218,232
IRPC PCL (For. Reg.)		4,251,900	752,667
Kasikornbank PCL		232,500	1,391,321
Kasikornbank PCL (For. Reg.)		583,100	3,480,240
Krung Thai Bank PCL (For. Reg.)		1,486,070	879,979
Land & House PCL (For. Reg.)		1,317,200	462,212
Minor International PCL (For. Reg.)		1,083,780	1,273,338
Muangthai Leasing PCL		261,600	422,101
PTT Exploration and Production PCL (For. Reg.)		620,839	2,596,757
PTT Global Chemical PCL (For. Reg.)		1,020,539	2,198,232
PTT PCL (For. Reg.)		4,747,300	7,250,909
Robinsons Department Store PCL (For. Reg.)		214,100	390,736
Siam Cement PCL (For. Reg.)		173,050	2,504,867
Siam Commercial Bank PCL (For. Reg.)		850,600	3,491,144
Thai Oil PCL (For. Reg.)		467,500	1,014,314
Thai Union Frozen Products PCL (For. Reg.)		906,020	536,501
TMB PCL (For. Reg.)		4,744,400	300,264
True Corp. PCL (For. Reg.)		4,447,019	717,542

TOTAL THAILAND			57,169,064

Turkey - 0.5%
Akbank TAS		1,314,246	1,347,967
Anadolu Efes Biracilik Ve Malt Sanayii A/S		89,859	298,481
Arcelik A/S (a)		86,516	265,918
Aselsan A/S		146,803	502,883
Bim Birlesik Magazalar A/S JSC		97,697	1,359,791
Eregli Demir ve Celik Fabrikalari T.A.S.		646,715	992,795
Ford Otomotiv Sanayi A/S		30,812	272,133
Haci Omer Sabanci Holding A/S		402,583	519,514
Koc Holding A/S		358,586	973,553
Petkim Petrokimya Holding A/S		358,832	268,813
TAV Havalimanlari Holding A/S		79,468	336,949
Tupras Turkiye Petrol Rafinerileri A/S		57,509	1,188,366
Turk Hava Yollari AO (a)		241,435	579,017
Turk Sise ve Cam Fabrikalari A/S		294,577	301,148
Turkcell Iletisim Hizmet A/S		505,820	1,059,637
Turkiye Garanti Bankasi A/S		1,060,703	1,452,336
Turkiye Halk Bankasi A/S		275,771	270,368
Turkiye Is Bankasi A/S Series C		689,116	619,025

TOTAL TURKEY			12,608,694

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		1,261,025	3,391,892
Aldar Properties PJSC		1,782,270	863,684
Damac Properties Dubai Co. PJSC		810,055	273,462
DP World Ltd.		76,493	1,529,860
Dubai Islamic Bank Pakistan Ltd. (a)		723,227	1,017,950
Emaar Development PJSC (a)		351,344	374,956
Emaar Malls Group PJSC (a)		853,941	404,519
Emaar Properties PJSC		1,604,703	2,096,994
Emirates Telecommunications Corp.		785,545	3,571,485
National Bank of Abu Dhabi PJSC (a)		1,235,730	5,382,759

TOTAL UNITED ARAB EMIRATES			18,907,561

United States of America - 0.4%
Southern Copper Corp.		39,245	1,507,793
Yum China Holdings, Inc.		163,055	7,751,635

TOTAL UNITED STATES OF AMERICA			9,259,428

TOTAL COMMON STOCKS
(Cost $2,109,776,736)			2,368,893,859

Nonconvertible Preferred Stocks - 3.4%
Brazil - 2.5%
Banco Bradesco SA (PN)		1,830,175	16,606,979
Braskem SA (PN-A)		78,200	952,895
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		110,000	972,049
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		72,000	1,771,952
Companhia Energetica de Minas Gerais (CEMIG) (PN)		394,433	1,482,733
Gerdau SA		469,700	1,694,998
Itau Unibanco Holding SA		2,198,931	18,971,675
Itausa-Investimentos Itau SA (PN)		1,980,028	6,014,163
Lojas Americanas SA (PN)		339,184	1,359,815
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,744,200	12,059,183
Telefonica Brasil SA		202,900	2,409,796

TOTAL BRAZIL			64,296,238

Chile - 0.1%
Embotelladora Andina SA Class B		154,132	550,260
Sociedad Quimica y Minera de Chile SA (PN-B)		45,187	1,611,134

TOTAL CHILE			2,161,394

Colombia - 0.1%
Bancolombia SA (PN)		164,612	2,082,311
Grupo Aval Acciones y Valores SA		1,737,758	669,144
Grupo de Inversiones Suramerica SA		48,475	522,644

TOTAL COLOMBIA			3,274,099

Korea (South) - 0.6%
AMOREPACIFIC Corp.		3,817	383,664
CJ Corp. (a)(c)		802	25,263
Hyundai Motor Co.		9,594	667,618
Hyundai Motor Co. Series 2		17,650	1,326,771
LG Chemical Ltd.		3,404	586,337
LG Household & Health Care Ltd.		918	638,020
Samsung Electronics Co. Ltd.		377,580	12,066,886

TOTAL KOREA (SOUTH)			15,694,559

Russia - 0.1%
AK Transneft OAO		204	530,065
Surgutneftegas OJSC		3,007,140	1,821,551

TOTAL RUSSIA			2,351,616

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $78,791,473)			87,777,906
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	47,503
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.49% (e)		94,741,645	94,760,593
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)		23,075,567	23,077,875
TOTAL MONEY MARKET FUNDS
(Cost $117,838,056)			117,838,468
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,306,459,174)			2,574,557,736
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(6,635,409)
NET ASSETS - 100%			$2,567,922,327

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,076	June 2019	$112,124,760	$1,238,010	$1,238,010

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,970,916 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,388,544
Fidelity Securities Lending Cash Central Fund	101,799
Total	$1,490,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$295,093,979	$122,268,665	$172,825,314	$--
Consumer Discretionary	348,376,794	294,940,529	53,408,647	27,618
Consumer Staples	155,720,154	155,696,383	--	23,771
Energy	195,189,890	147,249,232	47,940,658	--
Financials	597,220,528	468,320,660	127,832,700	1,067,168
Health Care	64,846,237	62,653,918	2,192,319	--
Industrials	124,208,293	124,183,030	--	25,263
Information Technology	364,994,785	238,515,907	126,459,341	19,537
Materials	175,020,508	154,953,487	19,937,534	129,487
Real Estate	76,383,960	76,383,960	--	--
Utilities	59,616,637	56,775,695	2,840,942	--
Corporate Bonds	47,503	--	47,503	--
Money Market Funds	117,838,468	117,838,468	--	--
Total Investments in Securities:	$2,574,557,736	$2,019,779,934	$553,484,958	$1,292,844
Derivative Instruments:
Assets
Futures Contracts	$1,238,010	$1,238,010	$--	$--
Total Assets	$1,238,010	$1,238,010	$--	$--
Total Derivative Instruments:	$1,238,010	$1,238,010	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,238,010	$0
Total Equity Risk	1,238,010	0
Total Value of Derivatives	$1,238,010	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,287,338) — See accompanying schedule: Unaffiliated issuers (cost $2,188,621,118)	$2,456,719,268
Fidelity Central Funds (cost $117,838,056)	117,838,468
Total Investment in Securities (cost $2,306,459,174)		$2,574,557,736
Segregated cash with brokers for derivative instruments		5,158,400
Foreign currency held at value (cost $7,553,524)		7,466,128
Receivable for investments sold		1,154
Receivable for fund shares sold		8,104,267
Dividends receivable		2,448,898
Interest receivable		33
Distributions receivable from Fidelity Central Funds		159,943
Other receivables		3,349
Total assets		2,597,899,908
Liabilities
Payable for investments purchased	$843,325
Payable for fund shares redeemed	4,098,747
Accrued management fee	156,774
Payable for daily variation margin on futures contracts	146,964
Other payables and accrued expenses	1,656,910
Collateral on securities loaned	23,074,861
Total liabilities		29,977,581
Net Assets		$2,567,922,327
Net Assets consist of:
Paid in capital		$2,378,627,121
Total distributable earnings (loss)		189,295,206
Net Assets		$2,567,922,327
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,567,922,327 ÷ 239,876,422 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$17,536,871
Interest		70,533
Income from Fidelity Central Funds		1,490,343
Income before foreign taxes withheld		19,097,747
Less foreign taxes withheld		(1,915,116)
Total income		17,182,631
Expenses
Management fee	$816,074
Independent trustees' fees and expenses	4,152
Commitment fees	2,781
Total expenses before reductions	823,007
Expense reductions	(14,248)
Total expenses after reductions		808,759
Net investment income (loss)		16,373,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $161)	(9,397,135)
Fidelity Central Funds	(451)
Foreign currency transactions	(535,165)
Futures contracts	5,818,357
Total net realized gain (loss)		(4,114,394)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,008,118)	243,560,262
Fidelity Central Funds	412
Assets and liabilities in foreign currencies	(59,587)
Futures contracts	7,472,230
Total change in net unrealized appreciation (depreciation)		250,973,317
Net gain (loss)		246,858,923
Net increase (decrease) in net assets resulting from operations		$263,232,795

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,373,872	$38,611,827
Net realized gain (loss)	(4,114,394)	(15,520,773)
Change in net unrealized appreciation (depreciation)	250,973,317	(249,379,729)
Net increase (decrease) in net assets resulting from operations	263,232,795	(226,288,675)
Distributions to shareholders	(37,459,724)	(26,736,653)
Share transactions - net increase (decrease)	732,434,984	470,526,076
Redemption fees	–	26,623
Total increase (decrease) in net assets	958,208,055	217,527,371
Net Assets
Beginning of period	1,609,714,272	1,392,186,901
End of period	$2,567,922,327	$1,609,714,272

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$11.23	$9.04	$8.43	$10.18	$10.06
Income from Investment Operations
Net investment income (loss)A	.08	.27	.24	.19	.26	.27
Net realized and unrealized gain (loss)	1.22	(1.66)	2.09	.61	(1.82)	.06
Total from investment operations	1.30	(1.39)	2.33	.80	(1.56)	.33
Distributions from net investment income	(.21)	(.20)	(.14)	(.19)	(.19)	(.21)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	(.21)	(.22)B	(.14)	(.19)	(.19)	(.21)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.71	$9.62	$11.23	$9.04	$8.43	$10.18
Total ReturnD,E	13.77%	(12.65)%	26.29%	9.98%	(15.46)%	3.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.09%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.08%H	.08%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.08%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.56%H	2.46%	2.36%	2.26%	2.76%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,567,922	$593,466	$192,681	$269	$243	$111
Portfolio turnover rateI	2%H	4%	4%	25%	1%	8%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.4

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.3
Industrials	11.1
Consumer Discretionary	10.9
Consumer Staples	8.9
Information Technology	8.5
Health Care	7.0
Materials	7.0
Energy	7.0
Communication Services	6.7
Real Estate	2.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	15.0%
United Kingdom	10.2%
Canada	6.8%
France	6.6%
Germany	5.7%
Switzerland	5.6%
United States of America	5.4%
Cayman Islands	4.7%
Australia	4.3%
Other*	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
		Shares	Value
Australia - 4.3%
AGL Energy Ltd.		172,640	$2,705,448
Alumina Ltd.		620,505	979,832
Amcor Ltd.		289,991	3,276,999
AMP Ltd.		726,556	1,162,661
APA Group unit		293,449	1,990,059
Aristocrat Leisure Ltd.		146,018	2,684,555
ASX Ltd.		48,502	2,547,266
Aurizon Holdings Ltd.		506,930	1,701,035
Australia & New Zealand Banking Group Ltd.		741,373	14,215,560
Bank of Queensland Ltd.		100,419	656,227
Bendigo & Adelaide Bank Ltd.		126,165	916,082
BHP Billiton Ltd.		763,029	20,191,534
BlueScope Steel Ltd.		131,739	1,249,094
Boral Ltd.		325,871	1,114,155
Brambles Ltd.		422,299	3,587,281
Caltex Australia Ltd.		66,593	1,277,366
Challenger Ltd.		142,421	825,285
Cimic Group Ltd.		24,005	856,100
Coca-Cola Amatil Ltd.		131,761	817,387
Cochlear Ltd.		14,538	1,919,863
Coles Group Ltd. (a)		287,155	2,552,641
Commonwealth Bank of Australia		456,229	23,967,021
Computershare Ltd.		125,672	1,579,604
Crown Ltd.		89,637	839,790
CSL Ltd.		117,899	16,503,729
DEXUS Property Group unit		259,475	2,286,461
Dominos Pizza Enterprises Ltd.		16,764	508,165
Flight Centre Travel Group Ltd.		15,599	422,266
Fortescue Metals Group Ltd.		394,315	1,987,502
Goodman Group unit		430,414	3,993,012
Harvey Norman Holdings Ltd. (b)		153,635	451,632
Incitec Pivot Ltd.		416,956	990,555
Insurance Australia Group Ltd.		609,315	3,384,748
Lendlease Group unit		139,110	1,304,272
Macquarie Group Ltd.		82,919	7,873,720
Medibank Private Ltd.		707,223	1,425,873
Mirvac Group unit		931,252	1,857,856
National Australia Bank Ltd.		704,127	12,572,216
Newcrest Mining Ltd.		203,017	3,579,352
Orica Ltd.		104,814	1,374,329
Origin Energy Ltd.		442,776	2,300,435
QBE Insurance Group Ltd.		354,604	3,232,217
Ramsay Health Care Ltd.		37,407	1,722,493
realestate.com.au Ltd.		13,124	739,216
Rio Tinto Ltd.		96,981	6,520,138
Santos Ltd.		470,953	2,387,068
Scentre Group unit		1,398,167	3,765,137
SEEK Ltd.		83,590	1,073,056
Sonic Healthcare Ltd.		108,045	1,953,666
South32 Ltd.		1,368,093	3,221,220
SP AusNet		392,574	491,222
Stockland Corp. Ltd. unit		616,605	1,638,727
Suncorp Group Ltd.		327,036	3,059,319
Sydney Airport unit		294,357	1,581,203
Tabcorp Holdings Ltd.		527,048	1,779,689
Telstra Corp. Ltd.		1,056,532	2,517,432
The GPT Group unit		459,769	1,857,174
TPG Telecom Ltd.		90,670	430,806
Transurban Group unit		688,832	6,526,358
Treasury Wine Estates Ltd.		190,137	2,305,438
Vicinity Centres unit		812,481	1,454,807
Washington H. Soul Pattinson & Co. Ltd.		28,023	454,163
Wesfarmers Ltd.		296,266	7,520,786
Westpac Banking Corp.		886,424	17,220,023
Woodside Petroleum Ltd.		243,802	6,082,416
Woolworths Group Ltd.		343,504	7,712,578
WorleyParsons Ltd.		81,943	827,205

TOTAL AUSTRALIA			244,502,525

Austria - 0.2%
Andritz AG		19,095	910,220
Erste Group Bank AG		76,326	3,056,179
OMV AG		37,515	2,009,168
Raiffeisen International Bank-Holding AG		35,663	950,791
Verbund AG		17,676	876,679
Voestalpine AG		29,530	948,250

TOTAL AUSTRIA			8,751,287

Bailiwick of Jersey - 0.5%
Experian PLC		229,424	6,678,283
Ferguson PLC		58,010	4,115,090
Glencore Xstrata PLC		2,827,674	11,218,966
Polymetal International PLC		50,035	524,988
WPP PLC		317,242	3,958,481

TOTAL BAILIWICK OF JERSEY			26,495,808

Belgium - 0.6%
Ageas		45,743	2,411,351
Anheuser-Busch InBev SA NV		196,804	17,497,282
Colruyt NV		15,169	1,093,291
Groupe Bruxelles Lambert SA		20,034	1,914,905
KBC Groep NV		65,700	4,864,956
Proximus		42,259	1,182,572
Solvay SA Class A		20,203	2,427,985
Telenet Group Holding NV		13,701	727,168
UCB SA		34,547	2,740,253
Umicore SA		56,155	2,172,929

TOTAL BELGIUM			37,032,692

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		906,000	1,083,301
Alibaba Pictures Group Ltd. (a)		3,630,000	814,399
Beijing Enterprises Water Group Ltd.		1,408,000	874,077
Brilliance China Automotive Holdings Ltd.		766,000	842,670
Cheung Kong Infrastructure Holdings Ltd.		161,500	1,311,385
China Gas Holdings Ltd.		450,800	1,450,987
China Oriental Group Co. Ltd. (H Shares)		264,000	161,870
China Resource Gas Group Ltd.		218,000	1,008,745
Cosco Shipping Ports Ltd.		369,129	367,962
Credicorp Ltd. (United States)		18,674	4,423,871
Dairy Farm International Holdings Ltd.		81,400	637,362
GOME Electrical Appliances Holdings Ltd. (a)		3,110,104	356,809
Haier Electronics Group Co. Ltd.		307,000	878,563
Hanergy Thin Film Power Group Ltd. (a)(c)		576,000	1
HengTen Networks Group Ltd. (a)		4,492,000	128,837
Hongkong Land Holdings Ltd.		292,936	2,041,764
Jardine Matheson Holdings Ltd.		57,498	3,783,368
Jardine Strategic Holdings Ltd.		56,500	2,136,830
Kerry Properties Ltd.		166,000	708,877
Kunlun Energy Co. Ltd.		794,000	838,048
Luye Pharma Group Ltd. (d)		364,500	329,894
Nine Dragons Paper (Holdings) Ltd.		440,000	406,639
NWS Holdings Ltd.		412,871	857,867
Shangri-La Asia Ltd.		334,000	473,445
Shenzhen International Holdings Ltd.		255,000	549,995
Sihuan Pharmaceutical Holdings Group Ltd.		1,197,000	321,955
Yue Yuen Industrial (Holdings) Ltd.		171,500	554,192

TOTAL BERMUDA			27,343,713

Brazil - 1.1%
Ambev SA		1,223,800	5,764,603
Atacadao Distribuicao Comercio e Industria Ltda		102,400	553,641
B2W Companhia Global do Varejo (a)		48,300	471,162
Banco Bradesco SA		307,958	2,434,699
Banco do Brasil SA		228,300	2,892,541
Banco Santander SA (Brasil) unit		106,500	1,222,505
BB Seguridade Participacoes SA		181,000	1,304,496
BM&F BOVESPA SA		544,266	4,781,812
BR Malls Participacoes SA		213,440	669,535
Brasil Foods SA (a)		132,100	1,046,060
CCR SA		294,000	876,504
Centrais Eletricas Brasileiras SA (Electrobras) (a)		103,500	863,138
Cielo SA		302,971	593,409
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		88,400	1,059,601
Companhia Siderurgica Nacional SA (CSN)		158,400	587,370
Cosan SA Industria e Comercio		44,700	534,312
Drogasil SA		56,600	998,017
Embraer SA		162,800	815,432
ENGIE Brasil Energia SA		52,650	597,383
Equatorial Energia SA		41,500	868,927
HRT Participacoes em Petroleo SA (a)		22,000	103,517
Hypermarcas SA		93,600	670,294
IRB Brasil Resseguros SA		35,300	845,342
JBS SA		235,300	1,186,371
Klabin SA unit		173,300	733,667
Kroton Educacional SA		348,352	866,194
Localiza Rent A Car SA		143,767	1,327,272
Lojas Renner SA		182,380	2,180,504
M. Dias Branco SA		23,000	243,955
Magazine Luiza SA		19,000	926,765
Multiplan Empreendimentos Imobiliarios SA		68,166	416,530
Natura Cosmeticos SA		50,300	670,136
Petrobras Distribuidora SA		92,000	556,068
Petroleo Brasileiro SA - Petrobras (ON)		790,800	6,042,276
Porto Seguro SA		21,700	299,509
Rumo SA (a)		280,200	1,293,418
Sul America SA unit		53,747	427,662
Suzano Papel e Celulose SA		138,517	1,438,830
TIM Participacoes SA		222,200	662,446
Ultrapar Participacoes SA		184,200	986,509
Vale SA		821,445	10,495,625
Weg SA		200,850	951,721

TOTAL BRAZIL			62,259,758

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		59,804	2,476,619
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		114,468	6,749,143
AltaGas Ltd.		67,078	891,736
ARC Resources Ltd.		90,372	574,058
ATCO Ltd. Class I (non-vtg.)		23,520	806,706
Bank of Montreal		166,484	13,150,210
Bank of Nova Scotia		318,299	17,529,372
Barrick Gold Corp. (Canada)		456,701	5,805,492
Bausch Health Cos., Inc. (Canada) (a)		85,735	1,980,026
BCE, Inc.		39,072	1,748,134
BlackBerry Ltd. (a)		145,464	1,334,442
Bombardier, Inc. Class B (sub. vtg.) (a)		552,800	944,922
Brookfield Asset Management, Inc. Class A		218,563	10,537,422
CAE, Inc.		69,568	1,618,078
Cameco Corp.		99,887	1,101,985
Canadian Imperial Bank of Commerce		116,706	9,827,278
Canadian National Railway Co.		188,478	17,507,056
Canadian Natural Resources Ltd.		314,447	9,440,217
Canadian Pacific Railway Ltd.		37,186	8,331,807
Canadian Tire Ltd. Class A (non-vtg.)		17,115	1,883,838
Canadian Utilities Ltd. Class A (non-vtg.)		35,183	969,850
CCL Industries, Inc. Class B		38,610	1,647,056
Cenovus Energy, Inc. (Canada)		265,180	2,628,641
CGI Group, Inc. Class A (sub. vtg.) (a)		66,175	4,763,197
CI Financial Corp.		63,367	911,459
Constellation Software, Inc.		5,295	4,671,987
Dollarama, Inc.		77,113	2,316,210
Emera, Inc.		17,105	642,347
Empire Co. Ltd. Class A (non-vtg.)		46,458	1,033,402
Enbridge, Inc.		523,491	19,338,337
Encana Corp. (Toronto)		395,219	2,737,652
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,483	3,568,515
Finning International, Inc.		44,326	795,731
First Capital Realty, Inc.		50,410	803,354
First Quantum Minerals Ltd.		175,019	1,848,562
Fortis, Inc.		114,096	4,217,387
Franco-Nevada Corp.		49,987	3,581,587
George Weston Ltd.		22,143	1,653,329
Gildan Activewear, Inc.		56,616	2,087,654
Great-West Lifeco, Inc.		76,400	1,920,122
H&R (REIT) unit		41,168	703,393
Husky Energy, Inc.		90,691	984,285
Hydro One Ltd. (d)		82,751	1,339,137
iA Financial Corp, Inc.		27,932	1,112,109
IGM Financial, Inc.		22,212	613,454
Imperial Oil Ltd.		71,013	2,063,019
Intact Financial Corp.		35,732	2,923,479
Inter Pipeline Ltd.		111,579	1,817,313
Keyera Corp.		57,819	1,336,177
Kinross Gold Corp. (a)		330,102	1,049,664
Loblaw Companies Ltd.		48,541	2,377,955
Lundin Mining Corp.		164,885	884,917
Magna International, Inc. Class A (sub. vtg.)		83,122	4,626,713
Manulife Financial Corp.		518,781	9,553,129
Methanex Corp.		15,995	876,818
Metro, Inc. Class A (sub. vtg.)		62,434	2,260,244
National Bank of Canada		91,936	4,379,604
Nutrien Ltd.		159,861	8,670,225
Onex Corp. (sub. vtg.)		24,094	1,397,585
Open Text Corp.		74,640	2,869,269
Pembina Pipeline Corp.		134,151	4,796,472
Power Corp. of Canada (sub. vtg.)		93,726	2,150,584
Power Financial Corp.		74,985	1,787,170
PrairieSky Royalty Ltd.		56,972	821,176
Restaurant Brands International, Inc.		2,718	177,322
Restaurant Brands International, Inc.		60,023	3,917,602
RioCan (REIT)		40,027	769,647
Rogers Communications, Inc. Class B (non-vtg.)		96,123	4,839,514
Royal Bank of Canada		370,796	29,551,309
Saputo, Inc.		64,078	2,191,097
Seven Generations Energy Ltd. (a)		73,873	578,985
Shaw Communications, Inc. Class B		128,105	2,594,229
Shopify, Inc. Class A (a)		23,493	5,712,357
Smart (REIT)		22,221	561,952
SNC-Lavalin Group, Inc.		49,837	1,242,484
Sun Life Financial, Inc.		160,987	6,688,465
Suncor Energy, Inc.		418,592	13,804,131
Teck Resources Ltd. Class B (sub. vtg.)		130,149	3,077,644
TELUS Corp. (a)		52,630	1,937,925
The Stars Group, Inc. (a)		46,193	871,657
The Toronto-Dominion Bank		473,899	27,032,441
Thomson Reuters Corp.		51,276	3,168,724
Tourmaline Oil Corp.		67,378	1,007,376
TransCanada Corp.		237,571	11,338,576
Turquoise Hill Resources Ltd. (a)		265,408	396,220
Vermilion Energy, Inc.		38,142	973,978
West Fraser Timber Co. Ltd.		14,586	750,912
Wheaton Precious Metals Corp.		118,889	2,571,772
WSP Global, Inc.		30,742	1,659,981

TOTAL CANADA			365,185,111

Cayman Islands - 4.7%
3SBio, Inc. (d)		334,000	617,352
51job, Inc. sponsored ADR (a)(b)		6,521	602,149
58.com, Inc. ADR (a)		23,361	1,677,086
AAC Technology Holdings, Inc.		178,500	1,159,565
Agile Property Holdings Ltd.		402,000	607,755
Airtac International Group		31,000	413,307
Alibaba Group Holding Ltd. sponsored ADR (a)		335,261	62,214,384
Anta Sports Products Ltd.		272,000	1,917,398
ASM Pacific Technology Ltd.		75,200	870,885
Autohome, Inc. ADR Class A (a)(b)		14,931	1,724,381
Baidu.com, Inc. sponsored ADR (a)		71,941	11,958,752
Baozun, Inc. sponsored ADR (a)(b)		10,184	493,924
BeiGene Ltd. ADR (a)(b)		8,009	994,958
Car, Inc. (a)		148,000	119,799
Chailease Holding Co. Ltd.		294,432	1,252,922
Cheung Kong Property Holdings Ltd.		673,216	5,406,461
China Conch Venture Holdings Ltd.		438,500	1,481,268
China First Capital Group Ltd. (a)		726,000	305,400
China Hongqiao Group Ltd.		483,500	398,150
China Huishan Dairy Holdings Co. Ltd. (a)(c)		461,000	12,341
China Investment Fund International Holdings Co. Ltd. (c)		232,000	683,153
China Literature Ltd. (a)(b)(d)		61,600	279,543
China Medical System Holdings Ltd.		370,000	327,797
China Mengniu Dairy Co. Ltd.		733,000	2,709,693
China Resources Cement Holdings Ltd.		632,000	632,419
China Resources Land Ltd.		724,634	3,154,478
China State Construction International Holdings Ltd.		515,250	533,982
China Zhongwang Holdings Ltd.		324,800	177,206
CIFI Holdings Group Co. Ltd.		912,000	605,690
CK Hutchison Holdings Ltd.		706,216	7,417,933
Country Garden Holdings Co. Ltd.		1,984,644	3,197,774
Country Garden Services Holdings Co. Ltd.		291,000	537,872
Ctrip.com International Ltd. ADR (a)		106,597	4,695,598
Dali Foods Group Co. Ltd. (d)		558,000	396,905
ENN Energy Holdings Ltd.		214,200	2,023,279
Evergrande Real Estate Group Ltd.		659,000	2,112,718
Fang Holdings Ltd. ADR (a)(b)		42,173	64,103
Fullshare Holdings Ltd.		1,525,000	171,069
Future Land Development Holding Ltd.		470,000	560,180
GDS Holdings Ltd. ADR (a)(b)		15,106	591,098
Geely Automobile Holdings Ltd.		1,252,000	2,512,044
Genscript Biotech Corp. (a)		214,000	545,584
Greentown China Holdings Ltd.		174,000	157,480
Greentown Service Group Co. Ltd.		204,000	176,050
Haitian International Holdings Ltd.		151,000	378,039
Hengan International Group Co. Ltd.		188,500	1,661,582
Huazhu Group Ltd. ADR (b)		31,976	1,355,782
Hutchison China Meditech Ltd. sponsored ADR (a)(b)		14,208	427,377
iQIYI, Inc. ADR (a)(b)		30,416	672,498
JD.com, Inc. sponsored ADR (a)		190,829	5,776,394
Jiayuan International Group Ltd.		222,662	99,626
Kaisa Group Holdings Ltd.		586,000	248,748
Kingboard Chemical Holdings Ltd.		164,000	534,137
Kingboard Laminates Holdings Ltd.		293,000	307,387
Kingdee International Software Group Co. Ltd.		577,000	706,098
Kingsoft Corp. Ltd.		216,000	552,060
KWG Property Holding Ltd.		356,500	417,177
Lee & Man Paper Manufacturing Ltd.		303,000	245,651
Lijun International Pharmaceutical Holding Ltd.		422,000	398,611
Logan Property Holdings Co. Ltd.		354,000	564,068
Longfor Properties Co. Ltd.		366,500	1,350,175
Meitu, Inc. (a)(d)		489,500	179,706
Meituan Dianping Class B		80,300	583,457
Melco Crown Entertainment Ltd. sponsored ADR		62,445	1,567,370
MGM China Holdings Ltd.		244,000	502,631
Minth Group Ltd.		188,000	593,132
Momo, Inc. ADR		37,133	1,302,254
NetEase, Inc. ADR		20,182	5,742,384
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		36,143	3,450,211
Nexteer Auto Group Ltd.		192,000	300,551
Noah Holdings Ltd. sponsored ADR (a)(b)		7,500	407,550
Pinduoduo, Inc. ADR (b)		49,347	1,096,984
Sands China Ltd.		640,400	3,518,412
Semiconductor Manufacturing International Corp. (a)		745,100	797,786
Shenzhou International Group Holdings Ltd.		201,000	2,698,004
Shimao Property Holdings Ltd.		298,500	909,411
Shui On Land Ltd.		723,500	176,153
SINA Corp. (a)		15,773	992,753
Sino Biopharmaceutical Ltd.		1,752,500	1,684,409
SOHO China Ltd.		400,000	144,809
Sunac China Holdings Ltd.		616,000	3,176,270
Sunny Optical Technology Group Co. Ltd.		181,600	2,214,211
TAL Education Group ADR (a)		89,869	3,457,260
Tencent Holdings Ltd.		1,476,000	72,748,590
Tencent Music Entertainment Group ADR (a)(b)		22,419	385,607
Tingyi (Cayman Islands) Holding Corp.		502,000	825,490
Towngas China Co. Ltd.		194,852	154,991
Uni-President China Holdings Ltd.		302,000	276,407
Vipshop Holdings Ltd. ADR (a)		110,182	948,667
Want Want China Holdings Ltd.		1,196,000	948,287
Weibo Corp. sponsored ADR (a)(b)		13,349	914,407
WH Group Ltd. (d)		2,321,500	2,752,135
Wharf Real Estate Investment Co. Ltd.		322,000	2,466,883
Wuxi Biologics (Cayman), Inc. (a)(d)		120,000	1,206,914
Wynn Macau Ltd.		400,000	1,147,257
Xiaomi Corp. Class B (d)		833,400	1,276,956
Xinyi Solar Holdings Ltd.		821,372	468,021
Yihai International Holding Ltd.		125,000	616,651
Yuzhou Properties Co.		348,688	184,016
YY, Inc. ADR (a)		12,228	1,034,611
Zhen Ding Technology Holding Ltd.		131,302	469,512
Zhongsheng Group Holdings Ltd. Class H		155,500	408,334
ZTO Express (Cayman), Inc. sponsored ADR		81,361	1,621,525

TOTAL CAYMAN ISLANDS			270,538,264

Chile - 0.2%
Aguas Andinas SA		607,913	350,037
Banco de Chile (a)		6,907,900	1,013,492
Banco de Credito e Inversiones (a)		11,371	757,104
Banco Santander Chile		16,739,528	1,176,438
Cencosud SA		363,716	690,056
Colbun SA (a)		1,983,351	443,348
Compania Cervecerias Unidas SA		38,737	535,329
Compania de Petroleos de Chile SA (COPEC)		98,840	1,240,425
CorpBanca SA		39,633,085	354,024
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,074	377,773
Empresas CMPC SA		348,387	1,172,675
Enel Chile SA		6,976,412	702,997
Enersis SA		7,420,208	1,302,070
LATAM Airlines Group SA		75,418	747,944
S.A.C.I. Falabella		185,047	1,366,036

TOTAL CHILE			12,229,748

China - 2.7%
Agricultural Bank of China Ltd. (H Shares)		7,566,000	3,491,347
Air China Ltd. (H Shares)		480,000	572,099
Aluminum Corp. of China Ltd.:
(A shares) (a)		274,700	170,084
(H Shares) (a)		978,000	382,733
Angang Steel Co. Ltd. (H Shares)		222,000	149,136
Anhui Conch Cement Co. Ltd. (H Shares)		331,500	2,022,011
Anxin Trust Co. Ltd. (A Shares)		38,000	31,258
AVIC Capital Co. Ltd. (A Shares)		60,100	51,579
AviChina Industry & Technology Co. Ltd. (H Shares)		456,000	267,969
Baic Motor Corp. Ltd. (H Shares) (d)		475,000	333,023
Bank Communications Co. Ltd. (H Shares)		2,376,000	2,002,009
Bank of Beijing Co. Ltd. (A Shares)		219,216	207,339
Bank of China Ltd. (H Shares)		20,538,000	9,791,470
Bank of Guiyang Co. Ltd. (A Shares)		68,300	139,543
Bank of Hangzhou Co. Ltd. (A Shares)		38,780	51,132
Bank of Jiangsu Co. Ltd. (A Shares)		210,000	228,868
Bank of Nanjing Co. Ltd. (A Shares)		38,800	49,948
Bank of Ningbo Co. Ltd. (A Shares)		18,500	62,904
Bank of Shanghai Co. Ltd. (A Shares)		108,400	203,927
Baoshan Iron & Steel Co. Ltd. (A Shares)		38,500	40,987
BBMG Corp. (H Shares)		678,000	238,538
Beijing Capital International Airport Co. Ltd. (H Shares)		460,000	409,290
Beijing Tongrentang Co. Ltd. (A Shares)		7,500	34,711
BOE Technology Group Co. Ltd. (A Shares)		80,900	43,243
BYD Co. Ltd. (H Shares) (b)		166,500	1,133,375
CGN Power Co. Ltd. (H Shares) (d)		2,887,000	761,790
Changjiang Securities Co. Ltd. (A Shares)		53,700	62,830
China Cinda Asset Management Co. Ltd. (H Shares)		2,122,000	565,340
China CITIC Bank Corp. Ltd. (H Shares)		2,198,000	1,409,334
China Coal Energy Co. Ltd. (H Shares)		387,000	170,689
China Communications Construction Co. Ltd. (H Shares)		1,093,000	1,051,926
China Communications Services Corp. Ltd. (H Shares)		624,000	502,713
China Construction Bank Corp. (H Shares)		24,765,000	21,831,975
China Eastern Airlines Corp. Ltd. (H Shares)		394,000	279,750
China Everbright Bank Co. Ltd. (H Shares)		1,033,000	509,600
China Fortune Land Development Co. Ltd. (A Shares)		11,300	52,717
China Galaxy Securities Co. Ltd. (H Shares)		934,500	611,104
China Huarong Asset Management Co. Ltd. (d)		2,473,000	529,604
China International Capital Corp. Ltd. (H Shares) (d)		368,000	789,965
China International Marine Containers (Group) Ltd.:
(H Shares)		87,000	109,682
rights (a)(c)		844	887
China International Travel Service Corp. Ltd. (A Shares)		5,200	59,830
China Life Insurance Co. Ltd. (H Shares)		1,972,000	5,603,655
China Longyuan Power Grid Corp. Ltd. (H Shares)		796,000	547,930
China Merchants Bank Co. Ltd. (H Shares)		1,088,251	5,385,761
China Merchants Securities Co. Ltd. (A Shares)		22,100	57,523
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		14,900	48,672
China Minsheng Banking Corp. Ltd. (H Shares)		1,573,800	1,181,634
China Molybdenum Co. Ltd. (H Shares)		1,053,000	395,976
China National Building Materials Co. Ltd. (H Shares)		969,000	900,470
China National Nuclear Power Co. Ltd. (A Shares)		65,000	57,232
China Oilfield Services Ltd. (H Shares)		532,000	569,651
China Pacific Insurance (Group) Co. Ltd. (H Shares)		731,400	2,997,465
China Petroleum & Chemical Corp. (H Shares)		6,712,000	5,159,578
China Railway Construction Corp. Ltd. (H Shares)		561,000	662,204
China Railway Group Ltd. (H Shares)		924,000	727,911
China Railway Signal & Communications Corp. (H Shares) (d)		375,000	275,342
China Reinsurance Group Corp. (H Shares)		1,550,000	316,133
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		32,400	141,917
China Shenhua Energy Co. Ltd. (H Shares)		918,500	2,030,235
China Shipping Development Co. Ltd. (H Shares)		242,000	156,402
China Southern Airlines Ltd. (H Shares)		518,000	451,652
China State Construction Engineering Corp. Ltd. (A Shares)		240,860	219,227
China Telecom Corp. Ltd. (H Shares)		3,432,000	1,776,198
China Tower Corp. Ltd. (H Shares) (d)		9,964,000	2,692,698
China United Network Communications Ltd. (A Shares)		100,000	99,036
China Vanke Co. Ltd. (H Shares)		363,300	1,405,537
China Yangtze Power Co. Ltd. (A Shares)		78,000	195,379
Chongqing Changan Automobile Co. Ltd. (B Shares)		189,300	99,177
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		760,000	443,708
CITIC Securities Co. Ltd. (H Shares)		637,000	1,377,157
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		867,500	403,627
CRRC Corp. Ltd. (H Shares)		1,248,950	1,090,571
Daqin Railway Co. Ltd. (A Shares)		50,700	64,138
Datang International Power Generation Co. Ltd. (H Shares)		558,000	144,394
Dong E-E-Jiao Co. Ltd. (A Shares)		25,100	163,199
Dongfeng Motor Group Co. Ltd. (H Shares)		652,000	632,485
Everbright Securities Co. Ltd. (A Shares)		30,900	57,075
Focus Media Information Technology Co. Ltd. (A Shares)		32,640	29,563
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		4,800	63,630
Founder Securities Co. Ltd. (A Shares)		52,800	54,722
Foxconn Industrial Internet Co. Ltd. (A Shares) (a)		47,900	109,670
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)		131,200	460,759
GD Power Development Co. Ltd. (A Shares)		302,700	121,801
Gemdale Corp. (A Shares)		97,900	176,324
GF Securities Co. Ltd. (H Shares)		404,800	546,971
Great Wall Motor Co. Ltd. (H Shares)		763,000	619,558
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		6,900	56,942
Greenland Holdings Corp. Ltd. (A Shares)		152,300	168,923
Guanghui Energy Co. Ltd. (A Shares)		204,500	122,975
Guangzhou Automobile Group Co. Ltd. (H Shares)		716,000	769,412
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)		19,200	129,684
Guangzhou R&F Properties Co. Ltd. (H Shares)		262,000	520,340
Guosen Securities Co. Ltd. (A Shares)		123,100	225,550
Guotai Junan Securities Co. Ltd.:
(A Shares)		18,000	50,326
(H Shares) (d)		156,800	334,995
Haitong Securities Co. Ltd.:
rights (a)(c)		31,057	8,868
(H Shares)		869,600	1,119,590
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		44,400	215,444
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		11,600	47,934
Huaan Securities Co. Ltd. (A Shares)		217,800	215,701
Huadian Power International Corp. Ltd. (H Shares)		554,000	236,577
Huadong Medicine Co. Ltd. (A Shares)		6,300	32,646
Huaneng Power International, Inc. (H Shares)		1,108,000	709,025
Huaneng Renewables Corp. Ltd. (H Shares)		1,058,000	304,798
Huatai Securities Co. Ltd. (H Shares) (d)		468,800	882,048
HUAXI Securities Co. Ltd.		59,100	92,315
Huaxia Bank Co. Ltd. (A Shares)		190,800	227,207
Huayu Automotive Systems Co. Ltd. (A Shares)		12,631	44,129
Industrial & Commercial Bank of China Ltd. (H Shares)		18,093,000	13,584,511
Industrial Bank Co. Ltd. (A Shares)		138,400	409,350
Industrial Securities Co. Ltd. (A Shares)		50,000	50,038
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,100	55,695
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		176,600	44,577
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		366,000	438,102
Jiangsu Expressway Co. Ltd. (H Shares)		306,000	435,315
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		18,600	181,584
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		2,700	47,170
Jiangxi Copper Co. Ltd. (H Shares)		385,000	510,402
Kangmei Pharmaceutical Co. Ltd. (A Shares)		12,200	17,281
Kweichow Moutai Co. Ltd. (A Shares)		4,900	708,637
Legend Holdings Corp. (H Shares) (d)		100,800	274,332
Luxshare Precision Industry Co. Ltd. (A Shares)		17,550	67,986
Luzhou Laojiao Co. Ltd. (A Shares)		4,700	54,349
Maanshan Iron & Steel Co. Ltd. (A Shares)		481,600	248,848
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		12,720	28,916
Metallurgical Corp. China Ltd. (H Shares)		833,000	230,421
Midea Group Co. Ltd. (A Shares)		33,700	262,198
NARI Technology Co. Ltd. (A Shares)		61,400	181,696
New China Life Insurance Co. Ltd. (H Shares)		251,600	1,393,537
Orient Securities Co. Ltd. (A Shares)		27,500	45,609
People's Insurance Co. of China Group (H Shares)		2,089,000	854,794
PetroChina Co. Ltd. (H Shares)		5,334,000	3,381,189
PICC Property & Casualty Co. Ltd. (H Shares)		1,890,933	2,123,588
Ping An Bank Co. Ltd. (A Shares)		113,400	233,202
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,398,000	16,922,322
Poly Developments & Holdings (A Shares)		25,400	50,876
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		1,870,000	1,137,046
Power Construction Corp. of China Ltd. (A Shares)		60,300	47,811
Qingdao Haier Co. Ltd. (A Shares)		17,100	43,620
SAIC Motor Corp. Ltd. (A Shares)		47,700	193,919
Sany Heavy Industry Co. Ltd. (A Shares)		38,500	70,027
SDIC Capital Co. Ltd.		52,400	108,069
SDIC Power Holdings Co. Ltd. (A Shares)		45,700	54,895
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		28,700	135,981
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		548,000	537,885
Shanghai Construction Group Co. Ltd. (A Shares)		100,000	56,719
Shanghai Electric Group Co. Ltd. (H Shares)		598,000	233,260
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		168,000	577,147
Shanghai International Airport Co. Ltd. (A Shares)		6,100	63,972
Shanghai International Port Group Co. Ltd. (A Shares)		48,000	57,515
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		276,040	417,925
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		229,000	479,321
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		152,300	270,684
Shanghaioriental Pearl Media Co. Ltd.		22,490	37,901
Shenwan Hongyuan Group Co. Ltd. (A Shares)		305,100	232,849
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		40,200	47,453
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		37,500	133,966
Sichuan Chuantou Energy Co. Ltd. (A Shares)		36,436	47,933
Sinopec Engineering Group Co. Ltd. (H Shares)		373,500	360,893
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	302,742
Sinopharm Group Co. Ltd. (H Shares)		322,000	1,264,226
Sinotrans Ltd. (H Shares)		612,000	251,203
Suning.com Co. Ltd. (A Shares)		20,800	38,975
Tong Ren Tang Technologies Co. Ltd. (H Shares)		190,000	263,512
TravelSky Technology Ltd. (H Shares)		229,000	588,205
Tsingtao Brewery Co. Ltd. (H Shares)		100,000	637,365
Weichai Power Co. Ltd. (H Shares)		529,600	865,474
Weifu High-Technology Group Co. Ltd. (A Shares)		60,800	185,517
Wuliangye Yibin Co. Ltd. (A Shares)		18,300	278,132
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		68,782	118,060
(H Shares) (b)		155,652	169,843
Yanzhou Coal Mining Co. Ltd. (H Shares)		492,000	524,312
Yonghui Superstores Co. Ltd. (A Shares)		34,200	49,612
Yunnan Baiyao Group Co. Ltd. (A Shares)		2,700	35,479
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		2,498	42,765
Zhaojin Mining Industry Co. Ltd. (H Shares)		272,500	234,471
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		14,560	42,265
Zhejiang Expressway Co. Ltd. (H Shares)		368,000	394,514
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)		60,802	42,792
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		56,900	205,266
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		132,500	672,229
Zijin Mng Group Co. Ltd. (H Shares)		2,058,000	802,759
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		288,100	211,747
ZTE Corp. (H Shares)		220,880	701,090

TOTAL CHINA			155,743,506

Colombia - 0.1%
Bancolombia SA		56,283	685,858
Cementos Argos SA		126,540	315,836
Ecopetrol SA		1,202,246	1,109,937
Grupo de Inversiones Suramerica SA		58,462	650,934
Interconexion Electrica SA ESP		121,541	594,689
Inversiones Argos SA		79,200	450,717

TOTAL COLOMBIA			3,807,971

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		41,223	958,660
Komercni Banka A/S		18,085	685,264
MONETA Money Bank A/S (d)		112,549	360,474

TOTAL CZECH REPUBLIC			2,004,398

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,056	1,286,625
Series B		1,622	2,090,911
Carlsberg A/S Series B		26,652	3,442,662
Christian Hansen Holding A/S		26,290	2,681,807
Coloplast A/S Series B		31,472	3,395,759
Danske Bank A/S		188,284	3,339,231
DONG Energy A/S (d)		49,728	3,807,128
DSV de Sammensluttede Vognmaend A/S		49,182	4,544,106
Genmab A/S (a)		15,662	2,600,020
H Lundbeck A/S		17,960	755,495
ISS Holdings A/S		42,806	1,331,196
Novo Nordisk A/S Series B		472,122	23,131,407
Novozymes A/S Series B		58,085	2,706,904
Pandora A/S		28,343	1,188,854
Tryg A/S		29,599	904,472
Vestas Wind Systems A/S		50,798	4,594,203
William Demant Holding A/S (a)		24,993	788,506

TOTAL DENMARK			62,589,286

Egypt - 0.0%
Commercial International Bank SAE (a)		220,087	985,072
Commercial International Bank SAE sponsored GDR		103,705	453,709
Eastern Tobacco Co.		224,915	238,276
Elsewedy Electric Co.		155,990	141,636

TOTAL EGYPT			1,818,693

Finland - 0.7%
Elisa Corp. (A Shares)		35,893	1,522,945
Fortum Corp.		112,983	2,387,437
Kone Oyj (B Shares)		87,095	4,772,926
Metso Corp.		25,863	963,354
Neste Oyj		99,694	3,291,886
Nokia Corp.		1,466,412	7,705,424
Nokian Tyres PLC		29,986	1,002,915
Nordea Bank ABP (Stockholm Stock Exchange)		787,815	6,198,020
Orion Oyj (B Shares)		26,915	894,466
Sampo Oyj (A Shares)		115,186	5,274,148
Stora Enso Oyj (R Shares)		152,024	1,886,694
UPM-Kymmene Corp.		142,670	4,018,069
Wartsila Corp.		112,092	1,787,772

TOTAL FINLAND			41,706,056

France - 6.6%
Accor SA		51,751	2,180,130
Aeroports de Paris		7,958	1,620,906
Air Liquide SA		102,027	13,572,837
Alstom SA		39,059	1,717,296
Amundi SA (d)		14,848	1,066,658
Arkema SA		17,420	1,786,970
Atos Origin SA		24,175	2,488,585
AXA SA		498,462	13,292,256
BIC SA		6,163	531,220
bioMerieux SA		10,756	853,523
BNP Paribas SA		291,619	15,523,778
Bollore SA		228,622	1,086,205
Bouygues SA		55,904	2,103,023
Bureau Veritas SA		67,544	1,710,601
Capgemini SA		41,928	5,083,559
Carrefour SA		149,670	2,915,900
Casino Guichard Perrachon SA (b)		14,062	575,676
CNP Assurances		42,666	1,006,852
Compagnie de St. Gobain		129,920	5,326,712
Covivio		11,179	1,209,952
Credit Agricole SA		299,025	4,101,776
Danone SA		158,306	12,803,396
Dassault Aviation SA		648	980,449
Dassault Systemes SA		34,088	5,392,779
Edenred SA		60,575	2,854,198
EDF SA (a)		5,248	75,578
EDF SA		149,721	2,156,184
Eiffage SA		19,438	2,029,735
ENGIE		469,556	6,954,466
Essilor International SA		74,643	9,094,395
Eurazeo SA		13,458	1,055,860
Eutelsat Communications		42,577	768,368
Faurecia SA		18,974	963,614
Gecina SA		11,497	1,716,329
Groupe Eurotunnel SA		118,467	1,906,722
Hermes International SCA		8,130	5,719,191
ICADE		8,396	717,572
Iliad SA		6,914	703,355
Imerys SA		9,388	499,945
Ingenico SA		15,184	1,280,003
Ipsen SA		9,883	1,153,925
JCDecaux SA		19,315	632,580
Kering SA		19,637	11,607,101
Klepierre SA		50,054	1,777,972
L'Oreal SA (a)		5,097	1,401,187
L'Oreal SA		59,324	16,308,414
Legrand SA		69,432	5,102,366
LVMH Moet Hennessy - Louis Vuitton SA		71,675	28,140,841
Michelin CGDE Series B		44,323	5,731,429
Natixis SA		232,837	1,370,515
Orange SA		514,638	8,043,048
Pernod Ricard SA		54,541	9,503,254
Peugeot Citroen SA		154,524	4,048,618
Publicis Groupe SA		55,753	3,313,752
Remy Cointreau SA		5,844	778,690
Renault SA		50,135	3,419,995
Rexel SA		79,517	1,068,451
Safran SA		87,121	12,698,855
Sanofi SA		292,224	25,496,340
Sartorius Stedim Biotech		6,950	943,210
Schneider Electric SA		142,073	12,024,481
SCOR SE		41,555	1,694,670
SEB SA		5,527	1,011,690
Societe Generale Series A		200,562	6,360,122
Sodexo SA		20,669	2,370,395
Sodexo SA (a)		2,580	295,884
SR Teleperformance SA		14,695	2,823,352
Suez Environnement SA		96,796	1,359,794
Thales SA		28,703	3,426,975
Total SA		621,651	34,558,045
Ubisoft Entertainment SA (a)		21,222	2,027,512
Valeo SA		60,409	2,193,221
Veolia Environnement SA		135,812	3,208,001
VINCI SA		130,890	13,219,399
Vivendi SA		271,476	7,879,819
Wendel SA		6,852	948,354

TOTAL FRANCE			375,368,811

Germany - 5.3%
adidas AG		46,671	11,992,513
Allianz SE		108,922	26,327,990
Axel Springer Verlag AG		12,108	685,807
BASF AG		237,680	19,404,424
Bayer AG		242,291	16,125,858
Bayerische Motoren Werke AG (BMW)		86,234	7,341,052
Beiersdorf AG		25,353	2,770,797
Brenntag AG		42,982	2,316,906
Commerzbank AG		265,694	2,387,595
Continental AG		28,841	4,766,811
Covestro AG (d)		48,899	2,673,700
Daimler AG (Germany)		236,008	15,442,982
Delivery Hero AG (a)(d)		23,017	1,060,774
Deutsche Bank AG		514,342	4,251,073
Deutsche Borse AG		49,224	6,577,427
Deutsche Lufthansa AG		61,628	1,487,505
Deutsche Post AG		255,232	8,871,974
Deutsche Telekom AG		857,642	14,369,709
Deutsche Wohnen AG (Bearer)		93,644	4,208,597
Drillisch AG (b)		14,165	528,099
E.ON AG		569,717	6,125,440
Evonik Industries AG		40,452	1,205,053
Fraport AG Frankfurt Airport Services Worldwide		10,301	853,118
Fresenius Medical Care AG & Co. KGaA		56,339	4,748,446
Fresenius SE & Co. KGaA		108,263	6,141,817
GEA Group AG		40,548	1,133,328
Hannover Reuck SE		15,192	2,290,088
HeidelbergCement Finance AG		39,378	3,179,978
Henkel AG & Co. KGaA		25,787	2,456,983
Hochtief AG		6,959	1,038,094
Hugo Boss AG		15,894	1,108,108
Infineon Technologies AG		296,509	7,028,919
innogy SE (d)		33,019	1,532,842
KION Group AG		17,925	1,227,190
Lanxess AG		24,615	1,421,821
Merck KGaA		34,666	3,689,066
Metro Wholesale & Food Specialist AG		46,574	788,785
MTU Aero Engines Holdings AG		13,151	3,093,109
Muenchener Rueckversicherungs AG		38,666	9,671,016
OSRAM Licht AG (b)		25,007	855,179
ProSiebenSat.1 Media AG		58,938	931,724
Puma AG		2,039	1,261,249
RWE AG		136,754	3,492,537
SAP SE		254,245	32,774,277
Siemens AG		197,452	23,674,928
Siemens Healthineers AG (d)		40,220	1,715,111
Symrise AG		32,458	3,119,899
Telefonica Deutschland Holding AG		182,919	594,149
Thyssenkrupp AG		119,133	1,674,921
TUI AG		7,441	83,191
TUI AG (GB)		101,245	1,127,216
Uniper SE		53,310	1,614,995
United Internet AG		33,743	1,352,243
Volkswagen AG		8,445	1,509,823
Vonovia SE		127,563	6,362,530
Wirecard AG (b)		30,504	4,574,316
Zalando SE (a)(b)(d)		29,124	1,369,990

TOTAL GERMANY			300,413,072

Greece - 0.1%
Alpha Bank AE (a)		369,831	573,257
Ff Group (a)(c)		6,325	17,026
Greek Organization of Football Prognostics SA		54,717	589,158
Hellenic Telecommunications Organization SA		63,542	882,307
Jumbo SA		29,422	534,595
Motor Oil (HELLAS) Corinth Refineries SA		13,401	341,795
Titan Cement Co. SA (Reg.)		8,915	193,582

TOTAL GREECE			3,131,720

Hong Kong - 2.7%
AIA Group Ltd.		3,131,000	32,059,673
Bank of East Asia Ltd.		332,388	1,048,670
Beijing Enterprises Holdings Ltd.		114,000	606,708
BOC Hong Kong (Holdings) Ltd.		964,000	4,313,227
BYD Electronic International Co. Ltd.		156,000	278,799
China Agri-Industries Holdings Ltd.		399,000	128,680
China Everbright International Ltd.		825,481	808,140
China Everbright Ltd.		210,000	382,266
China Jinmao Holdings Group Ltd.		1,378,000	892,341
China Merchants Holdings International Co. Ltd.		309,123	624,172
China Mobile Ltd.		1,585,500	15,127,893
China Overseas Land and Investment Ltd.		964,000	3,606,644
China Power International Development Ltd.		842,000	224,324
China Resources Beer Holdings Co. Ltd.		371,162	1,696,176
China Resources Pharmaceutical Group Ltd. (d)		381,000	542,010
China Resources Power Holdings Co. Ltd.		468,523	655,770
China Taiping Insurance Group Ltd.		413,377	1,254,127
China Travel International Investment HK Ltd.		430,000	99,212
China Unicom Ltd.		1,522,000	1,807,183
CITIC Pacific Ltd.		1,415,000	2,059,874
CLP Holdings Ltd.		430,500	4,881,319
CNOOC Ltd.		4,613,000	8,378,751
CSPC Pharmaceutical Group Ltd.		1,244,000	2,397,675
Far East Horizon Ltd.		526,000	584,012
Fosun International Ltd.		643,000	996,696
Galaxy Entertainment Group Ltd.		624,000	4,665,205
Guangdong Investment Ltd.		710,000	1,330,435
Hang Lung Group Ltd.		223,000	663,758
Hang Lung Properties Ltd.		511,000	1,201,157
Hang Seng Bank Ltd.		198,600	5,215,123
Henderson Land Development Co. Ltd.		318,750	1,962,526
Hong Kong & China Gas Co. Ltd.		2,433,891	5,810,328
Hong Kong Exchanges and Clearing Ltd.		311,876	10,813,567
Hua Hong Semiconductor Ltd. (d)		128,000	302,509
Hysan Development Co. Ltd.		155,020	867,502
Lenovo Group Ltd.		1,816,000	1,682,939
Link (REIT)		549,547	6,409,794
MMG Ltd. (a)		660,000	285,208
MTR Corp. Ltd.		382,476	2,276,875
New World Development Co. Ltd.		1,557,354	2,576,797
PCCW Ltd.		1,050,913	633,645
Power Assets Holdings Ltd.		364,000	2,538,089
Shanghai Industrial Holdings Ltd.		98,000	230,359
Shenzhen Investment Ltd.		610,000	242,607
Sino Land Ltd.		903,770	1,589,846
Sino-Ocean Group Holding Ltd.		847,591	380,318
Sinotruk Hong Kong Ltd.		191,000	413,418
SJM Holdings Ltd.		504,000	608,413
Sun Art Retail Group Ltd.		592,872	517,690
Sun Hung Kai Properties Ltd.		410,781	7,090,015
Swire Pacific Ltd. (A Shares)		133,500	1,689,852
Swire Properties Ltd.		292,600	1,187,960
Techtronic Industries Co. Ltd.		364,500	2,634,503
Wharf Holdings Ltd.		349,000	1,003,206
Wheelock and Co. Ltd.		221,000	1,573,380
Winteam Pharmaceutical Group Ltd.		670,000	380,061
Yuexiu Property Co. Ltd.		1,796,000	416,673

TOTAL HONG KONG			154,648,100

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		88,498	1,016,080
OTP Bank PLC		56,203	2,490,861
Richter Gedeon PLC		36,264	717,583

TOTAL HUNGARY			4,224,524

India - 2.2%
Adani Ports & Special Economic Zone Ltd. (a)		134,202	756,882
Ambuja Cements Ltd.		146,181	462,804
Ashok Leyland Ltd.		331,161	413,434
Asian Paints Ltd.		73,146	1,536,657
Aurobindo Pharma Ltd.		69,695	819,614
Avenue Supermarts Ltd. (a)(d)		31,951	594,319
Axis Bank Ltd. (a)		496,746	5,469,434
Bajaj Auto Ltd.		20,700	886,914
Bajaj Finance Ltd.		43,172	1,919,083
Bajaj Finserv Ltd.		9,425	1,017,707
Bharat Forge Ltd.		68,985	467,761
Bharat Petroleum Corp. Ltd.		184,915	1,008,514
Bharti Airtel Ltd.		349,568	1,607,630
Bharti Airtel Ltd. rights 5/17/19 (a)		99,131	142,760
Bharti Infratel Ltd.		90,828	342,397
Bosch Ltd. (a)		1,898	491,047
Britannia Industries Ltd.		14,287	594,080
Cadila Healthcare Ltd.		83,437	389,889
Cipla Ltd. (a)		90,960	737,898
Coal India Ltd.		303,619	1,099,222
Container Corp. of India Ltd.		54,752	387,722
Dabur India Ltd.		133,446	762,773
Divi's Laboratories Ltd.		21,928	549,987
Dr. Reddy's Laboratories Ltd.		30,739	1,292,080
Eicher Motors Ltd.		3,284	960,407
GAIL India Ltd. (a)		195,015	996,677
Glenmark Pharmaceuticals Ltd.		54,786	502,181
Godrej Consumer Products Ltd.		92,491	865,588
Grasim Industries Ltd. (a)		83,204	1,076,621
Havells India Ltd. (a)		75,345	838,026
HCL Technologies Ltd.		137,661	2,338,954
Hero Motocorp Ltd.		13,029	469,897
Hindalco Industries Ltd.		302,746	895,671
Hindustan Petroleum Corp. Ltd.		155,166	648,874
Hindustan Unilever Ltd.		167,044	4,215,734
Housing Development Finance Corp. Ltd.		423,299	12,125,471
ICICI Bank Ltd.		629,691	3,665,267
Indiabulls Housing Finance Ltd.		71,816	717,108
Indian Oil Corp. Ltd.		454,770	1,032,010
Infosys Ltd.		872,626	9,386,447
Infosys Ltd. sponsored ADR		36,337	390,986
InterGlobe Aviation Ltd. (d)		21,410	466,337
ITC Ltd.		880,867	3,811,353
JSW Steel Ltd.		209,972	929,615
Larsen & Toubro Ltd.		128,495	2,488,003
LIC Housing Finance Ltd.		78,133	557,276
Lupin Ltd. (a)		58,789	736,097
Mahindra & Mahindra Financial Services Ltd.		68,416	393,569
Mahindra & Mahindra Ltd.		186,150	1,724,735
Marico Ltd.		112,994	583,084
Maruti Suzuki India Ltd.		27,985	2,678,639
Motherson Sumi Systems Ltd.		240,998	506,931
Nestle India Ltd.		5,699	892,347
NTPC Ltd.		591,560	1,138,579
Oil & Natural Gas Corp. Ltd.		650,103	1,579,356
Page Industries Ltd.		1,513	501,644
Petronet LNG Ltd.		159,918	553,710
Pidilite Industries Ltd.		30,880	547,373
Piramal Enterprises Ltd.		21,241	720,365
Power Grid Corp. of India Ltd.		494,056	1,322,269
Rec Ltd.		157,752	334,204
Reliance Industries Ltd.		737,857	14,755,657
Shree Cement Ltd.		2,037	578,793
Shriram Transport Finance Co. Ltd.		39,211	625,461
State Bank of India (a)		446,135	1,985,434
Sun Pharmaceutical Industries Ltd.		215,581	1,416,581
Tata Consultancy Services Ltd.		233,436	7,576,020
Tata Motors Ltd. (a)		425,173	1,309,099
Tata Power Co. Ltd.		245,049	238,550
Tata Steel Ltd.		91,930	735,472
Tech Mahindra Ltd. (a)		115,094	1,381,683
Titan Co. Ltd.		85,202	1,417,301
Ultratech Cemco Ltd. (a)		23,966	1,588,672
United Spirits Ltd. (a)		77,468	624,109
UPL Ltd. (a)		97,810	1,361,043
Vedanta Ltd.		317,587	760,828
Vodafone Idea Ltd. (a)		1,980,963	439,443
Wipro Ltd.		385,463	1,654,265
Yes Bank Ltd.		438,367	1,057,413
Zee Entertainment Enterprises Ltd.		119,290	740,949

TOTAL INDIA			127,588,786

Indonesia - 0.5%
PT Adaro Energy Tbk		3,885,300	355,812
PT Astra International Tbk		5,327,700	2,850,787
PT Bank Central Asia Tbk		2,539,300	5,123,149
PT Bank Mandiri (Persero) Tbk		4,924,600	2,682,942
PT Bank Negara Indonesia (Persero) Tbk		2,011,800	1,355,318
PT Bank Rakyat Indonesia Tbk		14,387,400	4,412,136
PT Bank Tabungan Negara Tbk		811,400	144,059
PT Bumi Serpong Damai Tbk (a)		1,483,600	149,401
PT Charoen Pokphand Indonesia Tbk		1,861,100	688,934
PT Gudang Garam Tbk		119,300	707,219
PT Hanjaya Mandala Sampoerna Tbk		2,496,000	613,053
PT Indah Kiat Pulp & Paper Tbk		725,900	376,959
PT Indocement Tunggal Prakarsa Tbk		467,800	722,218
PT Indofood CBP Sukses Makmur Tbk		645,200	440,321
PT Indofood Sukses Makmur Tbk		1,123,800	548,099
PT Jasa Marga Tbk		504,596	216,003
PT Kalbe Farma Tbk		5,920,600	641,918
PT Pabrik Kertas Tjiwi Kimia Tbk		304,600	215,358
PT Pakuwon Jati Tbk		3,488,300	175,027
PT Perusahaan Gas Negara Tbk Series B		3,000,600	488,519
PT Semen Gresik (Persero) Tbk		772,400	731,747
PT Surya Citra Media Tbk		1,168,600	152,533
PT Tambang Batubara Bukit Asam Tbk		634,600	176,352
PT Telekomunikasi Indonesia Tbk Series B		12,957,700	3,450,471
PT Tower Bersama Infrastructure Tbk		509,900	141,341
PT Unilever Indonesia Tbk		384,000	1,226,105
PT United Tractors Tbk		420,300	801,519

TOTAL INDONESIA			29,587,300

Ireland - 0.4%
AIB Group PLC		212,970	988,432
Bank Ireland Group PLC		248,707	1,587,224
CRH PLC		205,565	6,915,351
CRH PLC sponsored ADR		15,347	516,427
DCC PLC (United Kingdom)		25,063	2,238,074
James Hardie Industries PLC CDI		113,758	1,546,135
Kerry Group PLC Class A		39,575	4,429,855
Kingspan Group PLC (Ireland)		38,163	2,006,634
Paddy Power Betfair PLC (Ireland)		19,739	1,653,360
Ryanair Holdings PLC (a)		13,206	176,801
Ryanair Holdings PLC sponsored ADR (a)		5,007	388,743
Smurfit Kappa Group PLC		57,179	1,675,768

TOTAL IRELAND			24,122,804

Isle of Man - 0.1%
Gaming VC Holdings SA		136,689	1,163,567
Genting Singapore Ltd.		1,521,400	1,101,815
NEPI Rockcastle PLC		96,352	803,079

TOTAL ISLE OF MAN			3,068,461

Israel - 0.3%
Azrieli Group		10,917	621,410
Bank Hapoalim BM (Reg.)		268,507	1,973,905
Bank Leumi le-Israel BM		369,273	2,525,830
Bezeq The Israel Telecommunication Corp. Ltd.		568,141	388,451
Check Point Software Technologies Ltd. (a)		33,246	4,014,787
Elbit Systems Ltd. (Israel)		5,576	776,126
Israel Chemicals Ltd.		176,696	935,549
Mizrahi Tefahot Bank Ltd.		34,773	751,815
NICE Systems Ltd. (a)		14,743	2,034,054
NICE Systems Ltd. sponsored ADR (a)		976	134,551
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		254,095	3,867,326
Wix.com Ltd. (a)		10,944	1,468,247

TOTAL ISRAEL			19,492,051

Italy - 1.2%
Assicurazioni Generali SpA		293,262	5,690,362
Atlantia SpA		124,653	3,400,199
Davide Campari-Milano SpA		148,938	1,500,934
Enel SpA		2,094,465	13,262,495
Eni SpA		655,152	11,164,539
Intesa Sanpaolo SpA		3,888,115	10,186,925
Leonardo SpA		103,564	1,195,840
Mediobanca SpA		158,314	1,677,989
Moncler SpA		45,404	1,862,332
Pirelli & C. SpA (d)		99,701	727,755
Poste Italiane SpA (d)		132,798	1,416,479
Prysmian SpA		60,454	1,165,572
Recordati SpA		27,205	1,098,167
Snam Rete Gas SpA		564,176	2,870,922
Telecom Italia SpA (a)		2,765,005	1,547,782
Terna SpA		382,107	2,287,713
UniCredit SpA		525,050	7,261,089

TOTAL ITALY			68,317,094

Japan - 15.0%
ABC-MART, Inc.		8,400	521,819
ACOM Co. Ltd.		98,900	346,254
AEON Co. Ltd.		163,800	3,021,025
AEON Financial Service Co. Ltd.		28,600	590,255
AEON MALL Co. Ltd.		27,870	426,325
Agc, Inc.		50,800	1,726,092
Air Water, Inc.		37,200	565,038
Aisin Seiki Co. Ltd.		41,300	1,596,090
Ajinomoto Co., Inc.		116,500	1,874,647
Alfresa Holdings Corp.		46,700	1,297,513
All Nippon Airways Ltd.		29,600	1,033,124
Alps Electric Co. Ltd.		60,800	1,281,005
Amada Holdings Co. Ltd.		86,800	963,102
Aozora Bank Ltd.		30,600	744,157
Asahi Group Holdings		94,600	4,100,933
ASAHI INTECC Co. Ltd.		23,700	1,193,563
Asahi Kasei Corp.		333,000	3,416,841
Asics Corp.		44,000	539,162
Astellas Pharma, Inc.		496,500	6,724,534
Bandai Namco Holdings, Inc.		53,600	2,550,204
Bank of Kyoto Ltd.		13,500	581,714
Benesse Holdings, Inc.		19,500	536,537
Bridgestone Corp.		155,700	6,158,393
Brother Industries Ltd.		57,800	1,132,703
Calbee, Inc.		21,100	579,613
Canon, Inc.		259,100	7,189,527
Casio Computer Co. Ltd.		47,000	591,113
Central Japan Railway Co.		37,200	7,979,658
Chiba Bank Ltd.		154,300	804,778
Chubu Electric Power Co., Inc.		151,800	2,202,153
Chugai Pharmaceutical Co. Ltd.		59,900	3,785,592
Chugoku Electric Power Co., Inc.		69,300	825,541
Coca-Cola West Co. Ltd.		33,200	815,731
Concordia Financial Group Ltd.		268,500	1,041,268
Credit Saison Co. Ltd.		41,200	523,715
CyberAgent, Inc.		26,800	1,065,793
Dai Nippon Printing Co. Ltd.		60,400	1,427,651
Dai-ichi Mutual Life Insurance Co.		285,100	4,082,181
Daicel Chemical Industries Ltd.		65,700	732,523
Daifuku Co. Ltd.		25,900	1,576,390
Daiichi Sankyo Kabushiki Kaisha		147,300	7,247,644
Daikin Industries Ltd.		64,700	8,237,570
Dainippon Sumitomo Pharma Co. Ltd.		40,900	899,547
Daito Trust Construction Co. Ltd.		18,300	2,442,026
Daiwa House Industry Co. Ltd.		149,600	4,177,976
Daiwa House REIT Investment Corp.		476	1,091,773
Daiwa Securities Group, Inc.		432,700	2,014,147
DeNA Co. Ltd.		36,000	560,707
DENSO Corp.		111,300	4,848,861
Dentsu, Inc.		54,700	2,226,891
Disco Corp.		7,100	1,216,105
East Japan Railway Co.		78,700	7,393,469
Eisai Co. Ltd.		65,900	3,818,112
Electric Power Development Co. Ltd.		34,900	808,313
FamilyMart Co. Ltd.		63,200	1,683,896
Fanuc Corp.		50,300	9,450,141
Fast Retailing Co. Ltd.		15,200	8,768,365
Fuji Electric Co. Ltd.		30,300	1,067,620
Fujifilm Holdings Corp.		100,000	4,653,710
Fujitsu Ltd.		51,700	3,775,569
Fukuoka Financial Group, Inc.		44,100	1,019,809
Hakuhodo DY Holdings, Inc.		59,500	1,000,435
Hamamatsu Photonics K.K.		38,400	1,552,960
Hankyu Hanshin Holdings, Inc.		60,600	2,257,642
Hikari Tsushin, Inc.		5,200	958,822
Hino Motors Ltd.		66,800	628,452
Hirose Electric Co. Ltd.		7,683	886,964
Hisamitsu Pharmaceutical Co., Inc.		15,300	646,914
Hitachi Chemical Co. Ltd.		28,500	754,747
Hitachi Construction Machinery Co. Ltd.		27,100	717,671
Hitachi High-Technologies Corp.		17,800	790,969
Hitachi Ltd.		251,400	8,325,460
Hitachi Metals Ltd.		54,600	627,879
Honda Motor Co. Ltd.		419,900	11,716,449
Hoshizaki Corp.		14,000	904,888
Hoya Corp.		99,100	6,952,435
Hulic Co. Ltd.		74,800	643,282
Idemitsu Kosan Co. Ltd.		52,593	1,702,031
IHI Corp.		37,500	887,719
Iida Group Holdings Co. Ltd.		35,600	600,497
INPEX Corp.		259,400	2,517,271
Isetan Mitsukoshi Holdings Ltd.		85,400	811,873
Isuzu Motors Ltd.		140,400	2,010,936
Itochu Corp.		348,300	6,253,423
J. Front Retailing Co. Ltd.		61,700	750,514
Japan Airlines Co. Ltd.		33,800	1,131,471
Japan Airport Terminal Co. Ltd.		12,700	534,131
Japan Exchange Group, Inc.		128,300	2,082,377
Japan Post Bank Co. Ltd.		95,100	1,044,098
Japan Post Holdings Co. Ltd.		403,100	4,497,987
Japan Prime Realty Investment Corp.		196	782,979
Japan Real Estate Investment Corp.		354	1,960,752
Japan Retail Fund Investment Corp.		627	1,198,896
Japan Tobacco, Inc.		281,000	6,493,242
JFE Holdings, Inc.		130,600	2,233,431
JGC Corp.		53,100	756,971
JSR Corp.		48,000	727,358
JTEKT Corp.		51,600	661,936
JX Holdings, Inc.		841,000	4,082,128
Kajima Corp.		112,900	1,667,225
Kakaku.com, Inc.		34,700	710,229
Kamigumi Co. Ltd.		26,700	635,652
Kaneka Corp.		12,800	491,799
Kansai Electric Power Co., Inc.		178,400	2,154,829
Kansai Paint Co. Ltd.		42,800	812,622
Kao Corp.		126,500	9,717,317
Kawasaki Heavy Industries Ltd.		37,600	872,872
KDDI Corp.		457,600	10,546,558
Keihan Electric Railway Co., Ltd.		23,100	979,824
Keihin Electric Express Railway Co. Ltd.		56,400	959,957
Keio Corp.		26,200	1,575,834
Keisei Electric Railway Co.		33,200	1,159,370
Keyence Corp.		25,220	15,648,875
Kikkoman Corp.		39,000	1,806,544
Kintetsu Group Holdings Co. Ltd.		45,800	2,029,023
Kirin Holdings Co. Ltd.		214,900	4,860,546
Kobayashi Pharmaceutical Co. Ltd.		12,600	1,002,163
Kobe Steel Ltd.		75,300	573,901
Koito Manufacturing Co. Ltd.		26,700	1,586,732
Komatsu Ltd.		240,800	6,219,963
Konami Holdings Corp.		23,500	1,067,463
Konica Minolta, Inc.		116,600	1,166,052
Kose Corp.		7,800	1,459,940
Kubota Corp.		257,200	3,885,880
Kuraray Co. Ltd.		78,800	1,051,893
Kurita Water Industries Ltd.		26,500	686,557
Kyocera Corp.		83,800	5,408,878
Kyowa Hakko Kirin Co., Ltd.		68,400	1,323,851
Kyushu Electric Power Co., Inc.		93,300	902,052
Kyushu Railway Co.		41,200	1,338,875
Lawson, Inc.		11,800	549,773
LINE Corp. (a)(b)		17,900	599,730
Lion Corp.		58,200	1,195,400
LIXIL Group Corp.		66,500	863,822
M3, Inc.		107,000	1,891,315
Makita Corp.		58,700	2,134,162
Marubeni Corp.		396,300	2,828,656
Marui Group Co. Ltd.		45,900	929,991
Maruichi Steel Tube Ltd.		14,500	399,614
Mazda Motor Corp.		147,000	1,735,971
McDonald's Holdings Co. (Japan) Ltd.		16,100	744,333
Mebuki Financial Group, Inc.		210,940	535,895
Medipal Holdings Corp.		47,200	1,057,175
Meiji Holdings Co. Ltd.		30,600	2,403,609
Minebea Mitsumi, Inc.		98,800	1,747,260
Misumi Group, Inc.		71,900	1,857,608
Mitsubishi Chemical Holdings Corp.		343,500	2,433,286
Mitsubishi Corp.		351,100	9,632,045
Mitsubishi Electric Corp.		472,800	6,714,571
Mitsubishi Estate Co. Ltd.		310,100	5,220,993
Mitsubishi Gas Chemical Co., Inc.		41,900	624,391
Mitsubishi Heavy Industries Ltd.		78,700	3,264,713
Mitsubishi Materials Corp.		25,900	670,547
Mitsubishi Motors Corp. of Japan		164,900	922,238
Mitsubishi Tanabe Pharma Corp.		67,300	844,611
Mitsubishi UFJ Financial Group, Inc.		3,012,700	14,947,590
Mitsubishi UFJ Lease & Finance Co. Ltd.		103,300	523,015
Mitsui & Co. Ltd.		430,800	6,937,970
Mitsui Chemicals, Inc.		46,200	1,127,264
Mitsui Fudosan Co. Ltd.		233,700	5,385,411
Mitsui OSK Lines Ltd.		29,100	736,676
Mizuho Financial Group, Inc.		6,137,300	9,584,791
MonotaRO Co. Ltd.		32,500	747,475
MS&AD Insurance Group Holdings, Inc.		117,800	3,635,678
Murata Manufacturing Co. Ltd.		140,200	7,039,955
Nabtesco Corp.		29,000	882,535
Nagoya Railroad Co. Ltd.		51,400	1,388,877
NEC Corp.		66,000	2,218,861
New Hampshire Foods Ltd.		21,900	878,792
Nexon Co. Ltd. (a)		114,200	1,636,188
NGK Insulators Ltd.		75,400	1,112,775
NGK Spark Plug Co. Ltd.		38,500	745,496
Nidec Corp.		58,000	8,218,771
Nikon Corp.		89,600	1,246,735
Nintendo Co. Ltd.		29,500	10,160,265
Nippon Building Fund, Inc.		361	2,323,596
Nippon Electric Glass Co. Ltd.		21,800	596,885
Nippon Express Co. Ltd.		18,900	1,034,966
Nippon Paint Holdings Co. Ltd.		36,700	1,388,666
Nippon Prologis REIT, Inc.		436	935,446
Nippon Steel & Sumitomo Metal Corp.		201,770	3,587,284
Nippon Telegraph & Telephone Corp.		165,900	6,902,839
Nippon Yusen KK		43,000	731,882
Nissan Chemical Corp.		34,800	1,540,141
Nissan Motor Co. Ltd.		590,900	4,743,771
Nisshin Seifun Group, Inc.		49,595	1,150,442
Nissin Food Holdings Co. Ltd.		17,600	1,158,113
Nitori Holdings Co. Ltd.		20,300	2,414,606
Nitto Denko Corp.		41,800	2,247,695
NKSJ Holdings, Inc.		79,650	2,975,211
Nomura Holdings, Inc.		903,000	3,418,956
Nomura Real Estate Holdings, Inc.		30,400	642,686
Nomura Real Estate Master Fund, Inc.		973	1,424,627
Nomura Research Institute Ltd.		28,902	1,408,841
NSK Ltd.		86,100	888,864
NTT Data Corp.		161,000	1,870,228
NTT DOCOMO, Inc.		343,500	7,459,304
Obayashi Corp.		164,400	1,607,178
OBIC Co. Ltd.		16,400	1,893,299
Odakyu Electric Railway Co. Ltd.		74,100	1,738,834
Oji Holdings Corp.		219,200	1,310,536
Olympus Corp.		293,200	3,274,301
OMRON Corp.		50,700	2,708,066
Ono Pharmaceutical Co. Ltd.		113,200	2,113,195
Oracle Corp. Japan		9,500	648,997
Oriental Land Co. Ltd.		52,000	5,727,726
ORIX Corp.		342,000	4,824,750
Osaka Gas Co. Ltd.		104,200	1,922,268
Otsuka Corp.		26,900	1,055,281
Otsuka Holdings Co. Ltd.		106,100	3,780,339
Pan Pacific International Hold		30,000	1,930,966
Panasonic Corp.		583,900	5,376,668
Park24 Co. Ltd.		30,300	634,588
Persol Holdings Co., Ltd.		46,600	871,802
Pigeon Corp.		30,000	1,269,806
Pola Orbis Holdings, Inc.		23,300	732,080
Rakuten, Inc.		218,200	2,419,112
Recruit Holdings Co. Ltd.		286,300	8,555,974
Renesas Electronics Corp. (a)		202,900	1,080,118
Resona Holdings, Inc.		559,100	2,357,460
Ricoh Co. Ltd.		166,500	1,678,527
Rinnai Corp.		8,400	564,047
ROHM Co. Ltd.		25,100	1,836,393
Ryohin Keikaku Co. Ltd.		6,100	1,157,628
Sankyo Co. Ltd. (Gunma)		10,400	409,390
Santen Pharmaceutical Co. Ltd.		96,900	1,473,572
SBI Holdings, Inc. Japan		61,330	1,306,487
Secom Co. Ltd.		54,900	4,602,147
Sega Sammy Holdings, Inc.		45,400	572,212
Seibu Holdings, Inc.		57,200	927,873
Seiko Epson Corp.		71,100	1,135,481
Sekisui Chemical Co. Ltd.		93,300	1,491,694
Sekisui House Ltd.		171,400	2,757,294
Seven & i Holdings Co. Ltd.		198,100	6,855,708
Seven Bank Ltd.		165,800	449,496
SG Holdings Co. Ltd.		24,000	640,962
Sharp Corp.		55,800	619,137
Shimadzu Corp.		55,300	1,476,388
Shimamura Co. Ltd.		5,800	431,635
SHIMANO, Inc.		19,700	2,880,856
SHIMIZU Corp.		136,100	1,159,468
Shin-Etsu Chemical Co. Ltd.		94,100	8,913,578
Shinsei Bank Ltd.		47,400	656,141
Shionogi & Co. Ltd.		73,600	4,278,770
Shiseido Co. Ltd.		98,500	7,708,811
Shizuoka Bank Ltd.		107,700	821,805
Showa Denko K.K.		36,700	1,240,410
SMC Corp.		14,900	6,160,905
SoftBank Corp.		213,500	22,637,701
SoftBank Corp.		432,600	5,095,123
Sohgo Security Services Co., Ltd.		17,400	773,975
Sony Corp.		329,600	16,601,329
Sony Financial Holdings, Inc.		46,100	938,181
Stanley Electric Co. Ltd.		33,300	899,798
Subaru Corp.		160,700	3,924,632
Sumco Corp.		59,400	778,527
Sumitomo Chemical Co. Ltd.		374,100	1,853,792
Sumitomo Corp.		297,200	4,240,759
Sumitomo Electric Industries Ltd.		187,700	2,484,525
Sumitomo Heavy Industries Ltd.		27,600	972,485
Sumitomo Metal Mining Co. Ltd.		59,200	1,848,887
Sumitomo Mitsui Financial Group, Inc.		341,400	12,408,604
Sumitomo Mitsui Trust Holdings, Inc.		86,800	3,028,553
Sumitomo Realty & Development Co. Ltd.		94,500	3,480,708
Sumitomo Rubber Industries Ltd.		42,800	525,226
Sundrug Co. Ltd.		19,100	510,271
Suntory Beverage & Food Ltd.		35,200	1,548,364
Suzuken Co. Ltd.		18,630	1,070,353
Suzuki Motor Corp.		90,000	4,092,194
Sysmex Corp.		42,400	2,417,746
T&D Holdings, Inc.		140,500	1,509,118
Taiheiyo Cement Corp.		30,300	971,058
Taisei Corp.		54,000	2,363,212
Taisho Pharmaceutical Holdings Co. Ltd.		11,000	1,015,126
Taiyo Nippon Sanso Corp.		35,300	585,930
Takashimaya Co. Ltd.		34,400	385,705
Takeda Pharmaceutical Co. Ltd.		384,696	14,195,946
TDK Corp.		33,000	2,870,596
Teijin Ltd.		43,800	749,824
Terumo Corp.		159,500	4,792,374
THK Co. Ltd.		30,600	798,273
Tobu Railway Co. Ltd.		54,500	1,536,245
Toho Co. Ltd.		28,200	1,178,428
Toho Gas Co. Ltd.		18,000	740,069
Tohoku Electric Power Co., Inc.		106,600	1,217,247
Tokio Marine Holdings, Inc.		167,700	8,433,551
Tokyo Century Corp.		11,200	514,781
Tokyo Electric Power Co., Inc. (a)		366,800	2,067,870
Tokyo Electron Ltd.		40,900	6,478,572
Tokyo Gas Co. Ltd.		103,600	2,629,177
Tokyu Corp.		125,800	2,046,318
Tokyu Fudosan Holdings Corp.		156,500	879,474
Toppan Printing Co. Ltd.		59,000	953,894
Toray Industries, Inc.		351,600	2,406,025
Toshiba Corp.		169,200	5,620,001
Tosoh Corp.		66,300	1,062,395
Toto Ltd.		35,000	1,473,585
Toyo Seikan Group Holdings Ltd.		38,700	770,908
Toyo Suisan Kaisha Ltd.		21,800	828,789
Toyoda Gosei Co. Ltd.		14,600	302,760
Toyota Industries Corp.		36,200	2,047,309
Toyota Motor Corp.		586,882	36,334,132
Toyota Tsusho Corp.		53,500	1,767,404
Trend Micro, Inc.		30,900	1,542,295
Tsuruha Holdings, Inc.		9,500	807,622
Unicharm Corp.		105,800	3,465,723
United Urban Investment Corp.		741	1,182,726
USS Co. Ltd.		53,600	1,022,969
Welcia Holdings Co. Ltd.		12,700	498,788
West Japan Railway Co.		41,000	3,040,908
Yahoo! Japan Corp.		715,900	1,902,297
Yakult Honsha Co. Ltd.		30,400	2,060,416
Yamada Denki Co. Ltd. (b)		160,600	759,785
Yamaguchi Financial Group, Inc.		54,000	397,504
Yamaha Corp.		33,600	1,734,369
Yamaha Motor Co. Ltd.		72,000	1,478,846
Yamato Holdings Co. Ltd.		82,900	1,795,379
Yamazaki Baking Co. Ltd.		30,000	444,903
Yaskawa Electric Corp.		61,700	2,268,158
Yokogawa Electric Corp.		57,300	1,192,346
Yokohama Rubber Co. Ltd.		32,100	603,127
Zozo, Inc.		50,100	883,760

TOTAL JAPAN			857,519,561

Korea (South) - 3.0%
AMOREPACIFIC Corp.		8,507	1,520,138
AMOREPACIFIC Group, Inc.		7,596	490,734
BGF Retail Co. Ltd.		2,055	385,751
BS Financial Group, Inc.		65,933	397,067
Celltrion Healthcare Co. Ltd.		12,381	804,120
Celltrion Pharm, Inc.		3,791	193,457
Celltrion, Inc. (a)		21,780	3,966,770
Cheil Industries, Inc.		18,949	1,668,605
Cheil Worldwide, Inc.		18,753	410,017
CJ CheilJedang Corp.		2,142	579,660
CJ Corp.		3,751	385,086
CJ O Shopping Co. Ltd.		2,741	515,464
Daelim Industrial Co.		7,020	583,789
Daewoo Engineering & Construction Co. Ltd. (a)		34,104	147,666
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		8,444	210,735
Db Insurance Co. Ltd. (a)		12,533	736,469
DGB Financial Group Co. Ltd.		37,264	269,553
Doosan Bobcat, Inc.		10,286	282,332
E-Mart Co. Ltd.		5,203	768,822
Fila Korea Ltd.		12,846	909,365
GS Engineering & Construction Corp.		15,551	542,410
GS Holdings Corp.		12,945	578,294
GS Retail Co. Ltd.		5,894	198,237
Hana Financial Group, Inc.		75,494	2,386,731
Hankook Tire Co. Ltd.		18,972	647,878
Hanmi Pharm Co. Ltd.		1,670	623,375
Hanmi Science Co. Ltd.		6,107	394,538
Hanon Systems		49,634	535,139
Hanwha Chemical Corp.		27,183	481,070
Hanwha Corp.		13,009	330,810
Hanwha Life Insurance Co. Ltd.		62,699	214,920
HDC Hyundai Development Co.		6,658	266,547
HLB, Inc. (a)		9,043	651,805
Hotel Shilla Co.		8,295	819,516
Hyundai Department Store Co. Ltd.		2,962	258,282
Hyundai Engineering & Construction Co. Ltd.		19,168	864,529
Hyundai Fire & Marine Insurance Co. Ltd.		14,536	477,661
Hyundai Glovis Co. Ltd.		4,745	650,190
Hyundai Heavy Industries Co. Ltd. (a)		9,904	1,059,310
Hyundai Mobis		17,229	3,441,330
Hyundai Motor Co.		35,247	4,193,872
Hyundai Robotics Co. Ltd.		2,439	716,607
Hyundai Steel Co.		19,873	790,474
Industrial Bank of Korea		62,533	760,167
ING Life Insurance Korea Ltd. (d)		7,750	237,025
Kakao Corp.		12,715	1,310,813
Kangwon Land, Inc.		29,393	858,551
KB Financial Group, Inc.		103,760	4,111,575
KCC Corp.		1,629	496,813
Kia Motors Corp.		68,919	2,679,174
Korea Aerospace Industries Ltd.		19,223	578,006
Korea Electric Power Corp.		67,753	1,646,035
Korea Express Co. Ltd. (a)		1,892	256,003
Korea Gas Corp. (a)		6,542	259,373
Korea Investment Holdings Co. Ltd.		10,906	640,863
Korea Zinc Co. Ltd.		2,109	819,858
Korean Air Lines Co. Ltd.		15,113	430,405
KT Corp.		2,367	55,597
KT Corp. sponsored ADR		19,313	232,335
KT&G Corp.		30,620	2,683,173
Kumho Petro Chemical Co. Ltd. (a)		4,822	380,288
LG Chemical Ltd.		11,595	3,596,013
LG Corp.		24,232	1,519,691
LG Display Co. Ltd.		57,107	974,546
LG Electronics, Inc.		29,147	1,898,044
LG Household & Health Care Ltd.		2,482	3,032,108
LG Innotek Co. Ltd.		3,241	341,082
LG Telecom Ltd.		24,650	302,828
Lotte Chemical Corp.		4,202	969,267
Lotte Confectionery Co. Ltd. (a)		6,424	270,700
Lotte Shopping Co. Ltd.		2,991	457,383
Medy-Tox, Inc.		1,201	576,867
Mirae Asset Daewoo Co. Ltd.		106,481	713,526
NAVER Corp.		36,808	3,778,796
NCSOFT Corp.		4,693	2,120,702
Netmarble Corp. (d)		6,532	715,484
Oci Co. Ltd.		4,821	385,594
Orion Corp./Republic of Korea		5,485	456,608
Ottogi Corp.		341	212,684
Pearl Abyss Corp. (a)		1,742	260,849
POSCO		20,671	4,540,636
POSCO Chemtech Co. Ltd.		6,573	323,565
Posco International Corp.		10,498	165,044
S-Oil Corp.		11,126	881,279
S1 Corp.		4,862	409,340
Samsung Biologics Co. Ltd. (a)(d)		4,078	1,191,158
Samsung Card Co. Ltd.		5,624	179,251
Samsung Electro-Mechanics Co. Ltd.		14,459	1,347,756
Samsung Electronics Co. Ltd.		1,232,224	48,536,929
Samsung Engineering Co. Ltd. (a)		41,688	610,631
Samsung Fire & Marine Insurance Co. Ltd.		8,301	2,167,940
Samsung Heavy Industries Co. Ltd. (a)		109,014	769,835
Samsung Life Insurance Co. Ltd.		17,621	1,285,232
Samsung SDI Co. Ltd.		14,022	2,848,947
Samsung SDS Co. Ltd.		9,441	1,760,034
Samsung Securities Co. Ltd.		16,509	505,619
Shinhan Financial Group Co. Ltd.		111,029	4,211,254
Shinsegae Co. Ltd.		1,949	569,291
SillaJen, Inc. (a)		14,789	830,921
SK C&C Co. Ltd.		8,513	1,875,916
SK Energy Co. Ltd.		17,106	2,681,974
SK Hynix, Inc.		150,822	10,236,113
SK Telecom Co. Ltd.		5,002	1,064,727
STX Pan Ocean Co. Ltd. (Korea) (a)		53,342	218,361
ViroMed Co. Ltd. (a)		3,427	766,358
Woongjin Coway Co. Ltd.		12,660	954,930
Woori Financial Group, Inc. (a)		119,595	1,423,004
Woori Investment & Securities Co. Ltd.		39,638	468,228
Yuhan Corp.		2,466	520,101

TOTAL KOREA (SOUTH)			170,712,325

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		177,125	3,839,766
Aroundtown SA		195,597	1,585,251
Eurofins Scientific SA (b)		2,951	1,350,415
Millicom International Cellular SA (depository receipt)		16,977	993,019
Reinet Investments SCA		38,527	648,993
RTL Group SA		12,216	686,443
SES SA (France) (depositary receipt)		90,353	1,537,327
Tenaris SA		119,328	1,654,105

TOTAL LUXEMBOURG			12,295,319

Malaysia - 0.5%
AirAsia Group BHD		433,400	286,173
Alliance Bank Malaysia Bhd		222,900	218,884
AMMB Holdings Bhd		410,200	443,486
Axiata Group Bhd		681,483	654,369
British American Tobacco (Malaysia) Bhd		42,700	360,025
Bumiputra-Commerce Holdings Bhd		1,300,713	1,657,941
Dialog Group Bhd		921,622	717,771
DiGi.com Bhd		771,400	858,251
Fraser & Neave Holdings BHD		38,300	323,297
Gamuda Bhd		541,700	458,568
Genting Bhd		548,200	933,445
Genting Malaysia Bhd		787,000	605,311
Genting Plantations Bhd		48,500	123,405
Hap Seng Consolidated Bhd		125,000	298,706
Hartalega Holdings Bhd		322,300	392,108
Hong Leong Bank Bhd		155,500	751,455
Hong Leong Credit Bhd		45,600	211,980
IHH Healthcare Bhd		584,600	786,159
IJM Corp. Bhd		653,100	369,635
IOI Corp. Bhd		509,200	555,446
IOI Properties Group Bhd		382,750	126,827
Kuala Lumpur Kepong Bhd		101,000	604,363
Malayan Banking Bhd		954,243	2,134,901
Malaysia Airports Holdings Bhd		258,802	477,605
Maxis Bhd		595,500	772,011
MISC Bhd		253,700	423,396
Nestle (Malaysia) BHD		13,000	459,378
Petronas Chemicals Group Bhd		640,800	1,394,897
Petronas Dagangan Bhd		55,700	325,753
Petronas Gas Bhd		175,600	750,903
PPB Group Bhd		142,980	648,762
Press Metal Bhd		336,000	386,020
Public Bank Bhd		754,700	4,107,087
QL Resources Bhd		161,700	266,730
RHB Capital Bhd		301,774	435,016
Sime Darby Bhd		523,685	293,856
Sime Darby Plantation Bhd		615,285	767,897
Sime Darby Property Bhd		885,685	237,782
SP Setia Bhd		478,935	262,954
Telekom Malaysia Bhd		342,426	241,011
Tenaga Nasional Bhd		829,700	2,464,316
Top Glove Corp. Bhd		403,100	474,809
Westports Holdings Bhd		234,100	215,160
YTL Corp. Bhd		917,622	250,795

TOTAL MALAYSIA			29,528,644

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,735,300	370,000
Mexico - 0.7%
Alfa SA de CV Series A		747,500	755,475
Alsea S.A.B. de CV		132,300	295,756
America Movil S.A.B. de CV Series L		8,783,100	6,541,777
Banco Santander Mexico SA		431,460	724,648
CEMEX S.A.B. de CV unit (a)		3,864,594	1,787,791
Coca-Cola FEMSA S.A.B. de CV unit		129,500	826,070
El Puerto de Liverpool S.A.B. de CV Class C		55,070	356,487
Embotelladoras Arca S.A.B. de CV		110,200	625,529
Fibra Uno Administracion SA de CV		869,900	1,296,745
Fomento Economico Mexicano S.A.B. de CV unit		509,600	4,971,071
Gruma S.A.B. de CV Series B		50,135	501,119
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		90,500	920,193
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		52,285	861,178
Grupo Bimbo S.A.B. de CV Series A		413,100	919,997
Grupo Carso SA de CV Series A1		125,400	486,247
Grupo Financiero Banorte S.A.B. de CV Series O		676,800	4,277,984
Grupo Financiero Inbursa S.A.B. de CV Series O		576,800	882,950
Grupo Mexico SA de CV Series B		885,224	2,595,751
Grupo Televisa SA de CV		666,200	1,355,049
Industrias Penoles SA de CV		31,955	366,734
Infraestructura Energetica Nova S.A.B. de CV		142,800	624,222
Kimberly-Clark de Mexico SA de CV Series A		452,500	782,183
Megacable Holdings S.A.B. de CV unit		67,800	298,663
Mexichem S.A.B. de CV		271,637	630,599
Promotora y Operadora de Infraestructura S.A.B. de CV		58,710	597,204
Wal-Mart de Mexico SA de CV Series V		1,383,000	4,064,139

TOTAL MEXICO			38,345,561

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		652,500	638,793
HKT Trust/HKT Ltd. unit		964,860	1,495,602

TOTAL MULTI-NATIONAL			2,134,395

Netherlands - 3.1%
ABN AMRO Group NV GDR (d)		108,260	2,546,270
Adyen BV (d)		2,619	2,131,429
AEGON NV		497,229	2,595,609
AerCap Holdings NV (a)		33,835	1,679,569
Airbus Group NV		151,194	20,702,942
Akzo Nobel NV		59,505	5,052,279
ASML Holding NV (Netherlands)		105,785	22,014,035
CNH Industrial NV		267,750	2,903,382
EXOR NV		29,745	1,980,368
Ferrari NV		32,021	4,336,707
Fiat Chrysler Automobiles NV		285,003	4,390,202
Heineken Holding NV		28,740	2,918,860
Heineken NV (Bearer)		66,160	7,141,495
ING Groep NV (Certificaten Van Aandelen)		1,009,532	12,881,657
Koninklijke Ahold Delhaize NV		310,140	7,474,868
Koninklijke DSM NV		47,501	5,432,766
Koninklijke KPN NV		887,784	2,728,476
Koninklijke Philips Electronics NV		241,849	10,385,898
NN Group NV		82,309	3,583,776
NXP Semiconductors NV		89,487	9,451,617
QIAGEN NV (Germany) (a)		62,638	2,418,872
Randstad NV		30,427	1,737,743
STMicroelectronics NV (France)		172,759	3,172,671
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		36,316	6,242,183
Unilever NV (Certificaten Van Aandelen) (Bearer)		394,973	23,897,677
Vopak NV		17,245	768,844
Wolters Kluwer NV		72,850	5,080,638
X5 Retail Group NV GDR		30,389	922,627

TOTAL NETHERLANDS			176,573,460

New Zealand - 0.2%
Auckland International Airport Ltd.		247,818	1,319,176
Fisher & Paykel Healthcare Corp.		146,645	1,548,498
Fletcher Building Ltd.		212,289	731,625
Meridian Energy Ltd.		362,405	982,724
Ryman Healthcare Group Ltd.		106,457	863,897
Spark New Zealand Ltd.		459,761	1,126,963
The a2 Milk Co. Ltd. (a)		186,736	2,091,571

TOTAL NEW ZEALAND			8,664,454

Norway - 0.4%
Aker Bp ASA		26,819	884,387
DNB ASA		249,249	4,785,666
Equinor ASA		298,582	6,660,381
Gjensidige Forsikring ASA		48,771	947,161
Marine Harvest ASA		116,773	2,529,702
Norsk Hydro ASA		345,602	1,488,537
Orkla ASA		206,274	1,617,207
Schibsted ASA (B Shares)		30,065	719,264
Telenor ASA		193,668	3,887,974
Yara International ASA		44,768	2,019,047

TOTAL NORWAY			25,539,326

Pakistan - 0.0%
Habib Bank Ltd.		129,900	117,048
MCB Bank Ltd.		74,000	99,489
Oil & Gas Development Co. Ltd.		126,500	126,034

TOTAL PAKISTAN			342,571

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		350,179	1,920,561
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		46,111	747,459
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		507,370	545,011
Aboitiz Power Corp.		359,100	261,555
Alliance Global Group, Inc.		1,155,000	333,825
Ayala Corp.		63,910	1,116,202
Ayala Land, Inc.		1,859,700	1,758,739
Bank of the Philippine Islands (BPI)		256,386	420,293
BDO Unibank, Inc.		541,214	1,401,134
DMCI Holdings, Inc.		844,450	182,072
Globe Telecom, Inc.		9,610	330,483
GT Capital Holdings, Inc.		24,862	415,487
International Container Terminal Services, Inc.		239,230	584,671
JG Summit Holdings, Inc.		716,030	913,021
Jollibee Food Corp.		108,420	638,036
Manila Electric Co.		50,570	376,149
Megaworld Corp.		3,320,400	359,240
Metro Pacific Investments Corp.		3,109,200	274,518
Metropolitan Bank & Trust Co.		429,410	615,991
Philippine Long Distance Telephone Co.		20,190	479,550
Robinsons Land Corp.		477,006	225,785
Security Bank Corp.		43,910	152,701
SM Investments Corp.		58,633	1,076,147
SM Prime Holdings, Inc.		2,544,000	2,037,264
Universal Robina Corp.		223,670	658,133

TOTAL PHILIPPINES			15,156,007

Poland - 0.3%
Alior Bank SA (a)		24,609	377,689
Bank Handlowy w Warszawie SA		6,306	102,640
Bank Millennium SA (a)		161,238	406,950
Bank Polska Kasa Opieki SA		43,990	1,308,839
Bank Zachodni WBK SA		8,897	923,819
BRE Bank SA		3,793	439,702
CD Projekt RED SA		17,215	968,089
Cyfrowy Polsat SA (a)		68,538	475,280
Dino Polska SA (a)(d)		13,333	443,102
Grupa Lotos SA		22,812	496,420
Jastrzebska Spolka Weglowa SA (a)		12,198	185,295
KGHM Polska Miedz SA (Bearer) (a)		34,876	938,648
LPP SA		335	750,834
NG2 SA		7,559	410,247
Polish Oil & Gas Co. SA		450,135	683,192
Polska Grupa Energetyczna SA (a)		219,954	547,950
Polski Koncern Naftowy Orlen SA		74,212	1,901,592
Powszechna Kasa Oszczednosci Bank SA		238,958	2,453,705
Powszechny Zaklad Ubezpieczen SA		152,181	1,672,559
Telekomunikacja Polska SA (a)		134,004	173,087

TOTAL POLAND			15,659,639

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)		82,039	1
Energias de Portugal SA		699,387	2,650,597
Galp Energia SGPS SA Class B		139,702	2,345,646
Jeronimo Martins SGPS SA		61,522	1,001,925

TOTAL PORTUGAL			5,998,169

Qatar - 0.2%
Barwa Real Estate Co. (a)		51,330	489,367
Ezdan Holding Group (a)		200,958	591,158
Industries Qatar QSC (a)		46,086	1,531,664
Masraf al Rayan (a)		89,170	889,067
Qatar Electricity & Water Co. (a)		13,049	598,517
Qatar Insurance Co. SAQ (a)		34,095	358,954
Qatar Islamic Bank (a)		29,538	1,352,464
Qatar National Bank SAQ (a)		117,791	6,340,962
Qatar Telecom (Qtel) Q.S.C. (a)		17,638	314,899
The Commercial Bank of Qatar (a)		49,382	690,392

TOTAL QATAR			13,157,444

Russia - 0.9%
Alrosa Co. Ltd.		635,641	926,383
Gazprom OAO		2,079,012	5,283,245
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,501,716
Inter Rao Ues JSC		8,441,000	511,764
Lukoil PJSC		95,693	8,166,202
Lukoil PJSC sponsored ADR		26,871	2,278,123
Magnit OJSC GDR (Reg. S)		92,395	1,317,553
Magnitogorsk Iron & Steel Works PJSC		583,500	398,890
MMC Norilsk Nickel PJSC		12,517	2,776,511
MMC Norilsk Nickel PJSC sponsored ADR		33,213	737,329
Mobile TeleSystems OJSC sponsored ADR		127,242	1,002,667
Moscow Exchange MICEX-RTS OAO		330,355	465,211
NOVATEK OAO GDR (Reg. S)		22,842	4,401,653
Novolipetsk Steel OJSC		304,950	806,990
PhosAgro OJSC GDR (Reg. S)		25,441	320,302
Polyus PJSC		6,911	538,450
Rosneft Oil Co. OJSC		232,803	1,543,949
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	384,951
RusHydro PJSC rights (a)		445,322	0
Sberbank of Russia		2,874,796	10,071,431
Severstal PAO		37,923	613,044
Severstal PAO GDR (Reg. S)		14,614	236,601
Surgutneftegas OJSC		977,700	371,460
Surgutneftegas OJSC sponsored ADR		72,932	272,912
Tatneft PAO		310,311	3,635,543
Tatneft PAO sponsored ADR		11,837	831,668
VTB Bank OJSC (a)		769,220,334	422,346

TOTAL RUSSIA			49,816,894

Singapore - 0.9%
Ascendas Real Estate Investment Trust		666,600	1,470,333
BOC Aviation Ltd. Class A (d)		53,800	462,918
CapitaCommercial Trust (REIT)		689,746	983,830
CapitaLand Ltd.		715,300	1,856,488
CapitaMall Trust		805,200	1,432,677
City Developments Ltd.		107,200	704,631
ComfortDelgro Corp. Ltd.		541,300	1,070,581
DBS Group Holdings Ltd.		463,229	9,621,513
Jardine Cycle & Carriage Ltd.		27,000	705,125
Keppel Corp. Ltd.		395,400	1,968,133
Oversea-Chinese Banking Corp. Ltd.		828,769	7,373,064
Sembcorp Industries Ltd.		260,900	510,252
Singapore Airlines Ltd.		136,800	973,623
Singapore Airport Terminal Service Ltd.		173,700	667,930
Singapore Exchange Ltd.		235,300	1,276,755
Singapore Press Holdings Ltd.		400,000	738,181
Singapore Technologies Engineering Ltd.		386,400	1,125,023
Singapore Telecommunications Ltd.		2,106,400	4,909,410
Suntec (REIT)		749,800	1,019,874
United Overseas Bank Ltd.		348,453	7,129,951
UOL Group Ltd.		128,777	717,690
Venture Corp. Ltd.		68,400	853,428
Wilmar International Ltd.		469,400	1,256,243
Yangzijiang Shipbuilding Holdings Ltd.		622,200	718,222

TOTAL SINGAPORE			49,545,875

South Africa - 1.5%
Anglo American Platinum Ltd.		13,748	693,858
AngloGold Ashanti Ltd.		104,677	1,245,433
Aspen Pharmacare Holdings Ltd.		95,411	686,319
Barclays Africa Group Ltd.		183,073	2,102,172
Bidcorp Ltd.		92,315	1,949,360
Bidvest Group Ltd.		93,824	1,423,921
Capitec Bank Holdings Ltd.		11,286	1,054,588
Clicks Group Ltd.		62,885	860,124
Discovery Ltd.		108,044	1,088,068
Exxaro Resources Ltd.		67,199	767,257
FirstRand Ltd.		880,565	4,180,298
Fortress (REIT) Ltd.:
Class A		214,018	288,300
Class B		257,413	195,422
Foschini Ltd.		57,370	740,977
Gold Fields Ltd.		208,561	786,007
Growthpoint Properties Ltd.		838,982	1,459,201
Hyprop Investments Ltd.		67,988	332,692
Investec Ltd.		66,409	424,080
Kumba Iron Ore Ltd.		17,131	513,331
Liberty Holdings Ltd.		29,955	216,731
Life Healthcare Group Holdings Ltd.		350,539	638,346
MMI Holdings Ltd. (a)		231,167	288,454
Mondi Ltd.		30,137	664,236
Mr Price Group Ltd.		64,103	970,754
MTN Group Ltd.		442,261	3,195,842
MultiChoice Group Ltd. (a)		114,679	1,029,746
Naspers Ltd. Class N		113,501	29,198,193
Nedbank Group Ltd.		101,953	1,896,233
Netcare Ltd.		309,787	519,307
Oceana Group Ltd.		10,446	51,116
Old Mutual Ltd.		1,254,463	2,016,086
Pick 'n Pay Stores Ltd.		98,191	476,163
PSG Group Ltd.		36,967	685,020
Rand Merchant Insurance Holdings Ltd.		188,182	455,557
Redefine Properties Ltd.		1,316,818	906,722
Remgro Ltd.		145,440	1,973,938
Resilient Property Income Fund Ltd.		100,137	397,468
RMB Holdings Ltd.		178,829	1,043,596
Sanlam Ltd.		451,942	2,416,887
Sappi Ltd.		133,404	635,826
Sasol Ltd.		146,252	4,852,121
Shoprite Holdings Ltd.		112,901	1,360,179
Spar Group Ltd.		59,819	811,247
Standard Bank Group Ltd.		339,855	4,727,798
Telkom SA Ltd.		64,830	384,267
Tiger Brands Ltd.		40,383	701,374
Truworths International Ltd.		115,537	610,517
Vodacom Group Ltd.		164,465	1,325,837
Woolworths Holdings Ltd.		239,422	798,520

TOTAL SOUTH AFRICA			86,039,489

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA		67,765	3,116,255
Aena Sme SA (d)		17,787	3,298,716
Amadeus IT Holding SA Class A		113,996	9,067,683
Banco Bilbao Vizcaya Argentaria SA		1,744,638	10,608,882
Banco de Sabadell SA		1,441,901	1,675,457
Banco Santander SA (Spain)		4,222,126	21,364,373
Bankia SA		312,936	865,188
Bankinter SA		189,684	1,514,351
CaixaBank SA		952,270	3,035,356
Enagas SA		57,063	1,625,647
Endesa SA		80,064	1,994,453
Ferrovial SA		123,140	3,032,980
Gas Natural SDG SA		88,581	2,515,604
Grifols SA		76,308	2,117,424
Iberdrola SA		1,597,983	14,521,499
Inditex SA		284,651	8,610,565
MAPFRE SA (Reg.)		263,405	790,289
Red Electrica Corporacion SA		110,423	2,291,704
Repsol SA		363,381	6,166,101
Siemens Gamesa Renewable Energy SA		59,405	1,065,392
Telefonica SA		1,214,475	10,125,501

TOTAL SPAIN			109,403,420

Sweden - 1.6%
Alfa Laval AB		77,456	1,797,883
ASSA ABLOY AB (B Shares)		260,732	5,573,816
Atlas Copco AB:
(A Shares)		174,554	5,448,582
(B Shares)		100,458	2,861,263
Boliden AB		69,763	2,076,142
Electrolux AB (B Shares)		61,328	1,503,047
Epiroc AB:
Class A		158,182	1,635,223
Class B		105,929	1,048,249
Essity AB Class B		157,085	4,657,714
H&M Hennes & Mauritz AB (B Shares)		229,527	4,005,005
Hexagon AB (B Shares)		68,073	3,718,980
Husqvarna AB (B Shares)		103,390	943,991
ICA Gruppen AB (b)		20,132	728,466
Industrivarden AB (C Shares)		42,305	952,060
Investor AB (B Shares)		114,694	5,469,953
Kinnevik AB (B Shares)		61,617	1,795,603
Lundbergfoeretagen AB		19,129	654,252
Lundin Petroleum AB		50,883	1,657,067
Sandvik AB		293,700	5,438,849
Securitas AB (B Shares)		77,967	1,363,373
Skandinaviska Enskilda Banken AB (A Shares)		424,992	4,057,655
Skanska AB (B Shares)		85,460	1,488,216
SKF AB (B Shares)		103,830	1,927,290
Svenska Handelsbanken AB (A Shares)		395,845	4,323,854
Swedbank AB (A Shares)		235,843	3,853,491
Swedish Match Co. AB		45,941	2,240,065
Tele2 AB (B Shares)		127,097	1,697,958
Telefonaktiebolaget LM Ericsson (B Shares)		799,398	7,907,787
TeliaSonera AB		708,623	3,019,108
Volvo AB (B Shares)		405,454	6,497,982

TOTAL SWEDEN			90,342,924

Switzerland - 5.6%
ABB Ltd. (Reg.)		477,294	9,817,327
Adecco SA (Reg.)		44,517	2,556,686
Alcon, Inc. (a)		115,302	6,640,092
Baloise Holdings AG		12,230	2,095,646
Barry Callebaut AG		566	1,036,514
Clariant AG (Reg.)		49,980	1,027,117
Coca-Cola HBC AG		51,888	1,854,614
Compagnie Financiere Richemont SA Series A		136,137	9,951,934
Credit Suisse Group AG		665,113	8,845,269
Dufry AG		8,402	820,781
Ems-Chemie Holding AG		2,251	1,363,037
Galenica AG		12,146	1,587,759
Geberit AG (Reg.)		9,703	4,068,985
Givaudan SA		2,382	6,169,192
Julius Baer Group Ltd.		59,926	2,894,720
Kuehne & Nagel International AG		13,732	1,995,213
Lafargeholcim Ltd. (Reg.)		126,406	6,498,009
Lindt & Spruengli AG		26	1,972,423
Lindt & Spruengli AG (participation certificate)		287	1,908,263
Lonza Group AG		19,536	6,033,289
Nestle SA (Reg. S)		789,679	76,028,424
Novartis AG		561,800	46,033,948
Pargesa Holding SA		9,154	720,497
Partners Group Holding AG		4,564	3,438,173
Roche Holding AG (participation certificate)		181,911	47,999,649
Schindler Holding AG:
(participation certificate)		9,995	2,156,044
(Reg.)		5,373	1,141,093
SGS SA (Reg.)		1,437	3,791,598
Sika AG		33,213	5,084,870
Sonova Holding AG Class B		14,102	2,844,066
Straumann Holding AG		2,599	2,098,177
Swatch Group AG (Bearer)		7,890	2,409,704
Swatch Group AG (Bearer) (Reg.)		17,183	1,008,434
Swiss Life Holding AG		8,584	4,036,110
Swiss Prime Site AG		21,781	1,748,551
Swiss Re Ltd.		78,992	7,601,900
Swisscom AG		6,926	3,226,628
Temenos Group AG		16,109	2,678,114
UBS Group AG		998,956	13,396,863
Zurich Insurance Group Ltd.		39,287	12,526,960

TOTAL SWITZERLAND			319,106,673

Taiwan - 2.8%
Acer, Inc.		795,288	539,165
Advantech Co. Ltd.		90,591	732,889
ASE Technology Holding Co. Ltd.		863,840	2,006,573
Asia Cement Corp.		566,466	765,321
ASUSTeK Computer, Inc.		180,000	1,374,668
AU Optronics Corp.		2,181,000	779,985
Catcher Technology Co. Ltd.		169,000	1,337,146
Cathay Financial Holding Co. Ltd.		2,177,285	3,149,461
Chang Hwa Commercial Bank		1,340,980	802,800
Cheng Shin Rubber Industry Co. Ltd.		450,899	601,889
Chicony Electronics Co. Ltd.		155,493	382,921
China Airlines Ltd.		590,490	187,263
China Development Finance Holding Corp.		3,297,800	1,061,844
China Life Insurance Co. Ltd.		682,995	568,021
China Steel Corp.		3,320,426	2,680,882
Chinatrust Financial Holding Co. Ltd.		4,692,579	3,211,703
Chunghwa Telecom Co. Ltd.		958,000	3,450,815
Compal Electronics, Inc.		1,041,000	672,058
Delta Electronics, Inc.		551,621	2,900,732
E.SUN Financial Holdings Co. Ltd.		2,464,804	2,021,966
ECLAT Textile Co. Ltd.		45,941	654,134
EVA Airways Corp.		503,403	246,798
Evergreen Marine Corp. (Taiwan)		481,048	210,931
Far Eastern Textile Ltd.		812,664	886,246
Far EasTone Telecommunications Co. Ltd.		394,000	966,449
Feng Tay Enterprise Co. Ltd.		89,436	724,992
First Financial Holding Co. Ltd.		2,474,197	1,765,453
Formosa Chemicals & Fibre Corp.		888,590	3,191,816
Formosa Petrochemical Corp.		305,000	1,130,105
Formosa Plastics Corp.		1,162,480	4,213,247
Formosa Taffeta Co. Ltd.		186,000	224,209
Foxconn Technology Co. Ltd.		230,535	516,246
Fubon Financial Holding Co. Ltd.		1,771,398	2,613,933
Giant Manufacturing Co. Ltd.		86,000	655,394
GlobalWafers Co. Ltd.		57,000	621,610
Highwealth Construction Corp.		176,480	282,407
HIWIN Technologies Corp.		61,362	582,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,415,990	9,606,159
Hotai Motor Co. Ltd.		68,000	1,027,636
Hua Nan Financial Holdings Co. Ltd.		1,813,909	1,185,715
Innolux Corp.		2,266,427	726,090
Inventec Corp.		616,280	494,588
Largan Precision Co. Ltd.		26,000	3,912,368
Lite-On Technology Corp.		566,910	798,943
MediaTek, Inc.		399,970	3,824,708
Mega Financial Holding Co. Ltd.		2,733,246	2,622,508
Micro-Star International Co. Ltd.		184,000	509,689
Nan Ya Plastics Corp.		1,300,780	3,287,519
Nanya Technology Corp.		286,000	605,281
Nien Made Enterprise Co. Ltd.		47,000	368,067
Novatek Microelectronics Corp.		147,000	958,530
Pegatron Corp.		511,000	964,057
Phison Electronics Corp.		38,000	357,226
Pou Chen Corp.		531,000	645,235
Powertech Technology, Inc.		190,000	473,432
President Chain Store Corp.		146,000	1,360,689
Quanta Computer, Inc.		763,000	1,461,705
Realtek Semiconductor Corp.		115,090	778,390
Ruentex Development Co. Ltd.		294,694	404,344
Ruentex Industries Ltd.		135,809	324,338
Shin Kong Financial Holding Co. Ltd.		2,621,659	741,483
Sinopac Holdings Co.		2,634,314	1,014,444
Standard Foods Corp.		80,986	143,354
Synnex Technology International Corp.		382,500	476,547
TaiMed Biologics, Inc. (a)		53,000	269,271
Taishin Financial Holdings Co. Ltd.		2,401,362	1,087,925
Taiwan Business Bank		897,089	370,134
Taiwan Cement Corp.		1,180,000	1,603,780
Taiwan Cooperative Financial Holding Co. Ltd.		2,125,223	1,409,846
Taiwan High Speed Rail Corp.		482,000	586,473
Taiwan Mobile Co. Ltd.		418,600	1,530,704
Taiwan Semiconductor Manufacturing Co. Ltd.		6,159,000	51,709,489
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		39,503	1,731,021
Tatung Co. Ltd. (a)		533,000	410,504
The Shanghai Commercial & Savings Bank Ltd.		802,000	1,292,460
Unified-President Enterprises Corp.		1,226,080	2,912,247
United Microelectronics Corp.		2,915,000	1,271,039
Vanguard International Semiconductor Corp.		240,000	532,004
Walsin Technology Corp.		85,000	519,869
Win Semiconductors Corp.		82,000	549,285
Winbond Electronics Corp.		801,000	416,026
Wistron Corp.		686,666	568,852
WPG Holding Co. Ltd.		373,320	492,291
Yageo Corp.		64,519	635,753
Yuanta Financial Holding Co. Ltd.		2,735,372	1,584,466

TOTAL TAIWAN			159,271,358

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		264,100	1,572,147
Airports of Thailand PCL (For. Reg.)		1,130,200	2,425,588
Bangkok Bank PCL (For. Reg.)		55,400	362,767
Bangkok Dusit Medical Services PCL (For. Reg.)		987,100	788,629
Bangkok Expressway and Metro PCL		2,487,300	849,426
Banpu PCL (For. Reg.)		464,700	238,774
Berli Jucker PCL (For. Reg)		320,600	517,299
BTS Group Holdings PCL		1,433,300	529,896
Bumrungrad Hospital PCL (For. Reg.)		93,500	518,509
C.P. ALL PCL (For. Reg.)		1,260,200	3,059,936
Central Pattana PCL (For. Reg.)		341,800	808,519
Charoen Pokphand Foods PCL (For. Reg.)		878,700	750,202
Delta Electronics PCL (For. Reg.)		78,900	184,782
Electricity Generating PCL (For. Reg.)		37,000	343,135
Energy Absolute PCL		355,000	620,075
Glow Energy PCL (For. Reg.)		113,900	326,525
Gulf Energy Development PCL		125,600	411,223
Home Product Center PCL (For. Reg.)		974,667	479,432
Indorama Ventures PCL (For. Reg.)		455,000	652,189
IRPC PCL (For. Reg.)		2,666,900	472,092
Kasikornbank PCL		100,800	603,205
Kasikornbank PCL (For. Reg.)		372,900	2,225,658
Krung Thai Bank PCL (For. Reg.)		841,255	498,151
Land & House PCL (For. Reg.)		590,900	207,350
Minor International PCL (For. Reg.)		721,370	847,541
Muangthai Leasing PCL		148,700	239,933
PTT Exploration and Production PCL (For. Reg.)		352,744	1,475,408
PTT Global Chemical PCL (For. Reg.)		566,139	1,219,458
PTT PCL (For. Reg.)		2,745,000	4,192,645
Robinsons Department Store PCL (For. Reg.)		112,300	204,949
Siam Cement PCL (For. Reg.)		94,500	1,367,870
Siam Commercial Bank PCL (For. Reg.)		466,900	1,916,312
Thai Oil PCL (For. Reg.)		291,800	633,106
Thai Union Frozen Products PCL (For. Reg.)		545,400	322,960
TMB PCL (For. Reg.)		2,093,400	132,487
True Corp. PCL (For. Reg.)		2,679,812	432,397

TOTAL THAILAND			32,430,575

Turkey - 0.1%
Akbank TAS		710,300	728,525
Anadolu Efes Biracilik Ve Malt Sanayii A/S		66,301	220,229
Arcelik A/S (a)		46,392	142,592
Aselsan A/S		83,265	285,230
Bim Birlesik Magazalar A/S JSC		53,126	739,432
Eregli Demir ve Celik Fabrikalari T.A.S.		374,461	574,848
Ford Otomotiv Sanayi A/S		14,785	130,582
Haci Omer Sabanci Holding A/S		301,012	388,442
Koc Holding A/S		181,675	493,244
Petkim Petrokimya Holding A/S		194,011	145,340
TAV Havalimanlari Holding A/S		41,171	174,567
Tupras Turkiye Petrol Rafinerileri A/S		31,444	649,759
Turk Hava Yollari AO (a)		156,925	376,342
Turk Sise ve Cam Fabrikalari A/S		142,895	146,082
Turkcell Iletisim Hizmet A/S		279,085	584,652
Turkiye Garanti Bankasi A/S		589,768	807,522
Turkiye Halk Bankasi A/S		190,053	186,330
Turkiye Is Bankasi A/S Series C		429,478	385,795

TOTAL TURKEY			7,159,513

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		504,478	1,356,940
Aldar Properties PJSC		1,008,831	488,877
Damac Properties Dubai Co. PJSC		504,673	170,370
DP World Ltd.		42,332	846,640
Dubai Islamic Bank Pakistan Ltd. (a)		436,217	613,980
Emaar Development PJSC (a)		230,209	245,680
Emaar Malls Group PJSC (a)		525,487	248,927
Emaar Properties PJSC		863,769	1,128,756
Emirates Telecommunications Corp.		432,673	1,967,151
National Bank of Abu Dhabi PJSC (a)		688,888	3,000,751

TOTAL UNITED ARAB EMIRATES			10,068,072

United Kingdom - 10.2%
3i Group PLC		244,056	3,406,856
Admiral Group PLC		51,509	1,480,377
Anglo American PLC (United Kingdom)		263,115	6,798,222
Antofagasta PLC		97,949	1,159,748
Ashtead Group PLC		121,541	3,363,146
Associated British Foods PLC		89,579	2,989,194
AstraZeneca PLC (United Kingdom)		330,937	24,654,743
Auto Trader Group PLC (d)		230,543	1,704,257
Aviva PLC		975,556	5,478,848
Babcock International Group PLC		66,618	456,067
BAE Systems PLC		799,540	5,138,869
Barclays PLC		4,302,068	9,232,265
Barratt Developments PLC		256,199	2,010,514
Berkeley Group Holdings PLC		31,481	1,541,884
BHP Billiton PLC		529,139	12,490,101
BP PLC		5,003,398	36,383,228
BP PLC sponsored ADR		41,420	1,811,297
British American Tobacco PLC (United Kingdom)		599,725	23,478,602
British Land Co. PLC		226,034	1,750,805
BT Group PLC		2,127,073	6,347,217
Bunzl PLC		84,905	2,556,435
Burberry Group PLC		105,123	2,764,911
Carnival PLC		41,866	2,219,510
Centrica PLC		1,443,125	2,006,186
Coca-Cola European Partners PLC		57,653	3,089,624
Compass Group PLC		397,442	9,043,340
ConvaTec Group PLC (d)		351,707	635,426
Croda International PLC		32,893	2,222,259
Diageo PLC		647,225	27,285,526
Direct Line Insurance Group PLC		346,646	1,488,975
easyJet PLC		39,924	605,729
Fresnillo PLC		55,518	542,097
G4S PLC (United Kingdom)		390,922	1,102,106
GlaxoSmithKline PLC		1,309,401	26,899,317
Hammerson PLC		198,304	832,396
Hargreaves Lansdown PLC		72,812	2,142,950
HSBC Holdings PLC (United Kingdom)		5,265,939	45,881,933
Imperial Tobacco Group PLC		239,973	7,622,848
Informa PLC		314,974	3,199,556
InterContinental Hotel Group PLC		43,117	2,793,237
Intertek Group PLC		41,017	2,861,510
Investec PLC		170,117	1,075,888
ITV PLC		927,667	1,653,025
J Sainsbury PLC		432,533	1,254,951
John Wood Group PLC		172,162	1,056,269
Johnson Matthey PLC		48,075	2,091,959
Kingfisher PLC		541,434	1,866,966
Land Securities Group PLC		183,902	2,213,430
Legal & General Group PLC		1,488,470	5,399,764
Lloyds Banking Group PLC		17,849,946	14,598,318
London Stock Exchange Group PLC		78,300	5,133,607
Marks & Spencer Group PLC		399,126	1,488,844
Meggitt PLC		202,689	1,438,884
Melrose Industries PLC		1,228,190	3,238,354
Merlin Entertainments PLC (d)		181,319	865,843
Micro Focus International PLC		88,613	2,239,154
Mondi PLC		90,442	1,981,921
National Grid PLC		851,618	9,284,973
Next PLC		34,545	2,597,392
NMC Health PLC		27,028	994,600
Pearson PLC		200,691	2,174,064
Persimmon PLC		79,884	2,329,213
Prudential PLC		650,082	14,770,761
Reckitt Benckiser Group PLC		168,813	13,658,058
RELX PLC (London Stock Exchange)		494,718	11,347,525
Rio Tinto PLC		307,979	17,967,208
Rolls-Royce Holdings PLC		424,996	5,089,554
Royal Bank of Scotland Group PLC		1,205,159	3,773,757
Royal Dutch Shell PLC:
Class A		14,363	457,044
Class A (United Kingdom)		1,197,083	38,140,765
Class A sponsored ADR		2,832	179,917
Class B (United Kingdom)		940,649	30,357,904
Royal Mail PLC		235,189	775,303
RSA Insurance Group PLC		254,531	1,798,944
Sage Group PLC		274,830	2,599,676
Schroders PLC		32,007	1,321,815
Scottish & Southern Energy PLC		263,085	3,936,443
Segro PLC		267,574	2,367,050
Severn Trent PLC		59,958	1,591,851
Smith & Nephew PLC		219,066	4,235,091
Smiths Group PLC		100,231	1,989,926
St. James's Place Capital PLC		132,104	1,931,936
Standard Chartered PLC (United Kingdom)		701,371	6,402,114
Standard Life PLC		636,879	2,316,237
Taylor Wimpey PLC		833,910	1,972,577
Tesco PLC		2,467,902	8,051,875
The Weir Group PLC		61,388	1,328,429
Unilever PLC		299,778	18,171,070
United Utilities Group PLC		173,879	1,879,206
Vodafone Group PLC		6,681,998	12,394,265
Vodafone Group PLC sponsored ADR		40,257	745,560
Whitbread PLC (b)		46,409	2,699,073
WM Morrison Supermarkets PLC		550,629	1,550,206

TOTAL UNITED KINGDOM			580,250,670

United States of America - 0.1%
Southern Copper Corp.		21,576	828,950
Yum China Holdings, Inc.		94,344	4,485,114

TOTAL UNITED STATES OF AMERICA			5,314,064

TOTAL COMMON STOCKS
(Cost $5,030,775,508)			5,305,385,961

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		1,054,508	9,568,589
Braskem SA (PN-A)		40,200	489,851
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		6,900	60,974
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		39,000	959,807
Companhia Energetica de Minas Gerais (CEMIG) (PN)		222,807	837,565
Gerdau SA		256,900	927,070
Itau Unibanco Holding SA		1,261,821	10,886,589
Itausa-Investimentos Itau SA (PN)		1,174,398	3,567,132
Lojas Americanas SA (PN)		180,136	722,179
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		999,900	6,913,185
Telefonica Brasil SA		109,000	1,294,568

TOTAL BRAZIL			36,227,509

Chile - 0.0%
Embotelladora Andina SA Class B		107,780	384,781
Sociedad Quimica y Minera de Chile SA (PN-B)		31,066	1,107,652

TOTAL CHILE			1,492,433

Colombia - 0.1%
Bancolombia SA (PN)		125,151	1,583,136
Grupo Aval Acciones y Valores SA		909,732	350,303
Grupo de Inversiones Suramerica SA		25,955	279,840

TOTAL COLOMBIA			2,213,279

France - 0.0%
Air Liquide SA (a)		8,120	1,080,218
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		13,783	1,017,203
Fuchs Petrolub AG		17,444	758,738
Henkel AG & Co. KGaA		47,067	4,763,801
Porsche Automobil Holding SE (Germany)		38,723	2,691,932
Sartorius AG (non-vtg.)		8,853	1,620,498
Volkswagen AG		48,178	8,377,810

TOTAL GERMANY			19,229,982

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,672,838	873,511
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	172,383
CJ Corp. (a)(c)		468	14,742
Hyundai Motor Co.		4,726	328,868
Hyundai Motor Co. Series 2		11,872	892,432
LG Chemical Ltd.		2,863	493,150
LG Household & Health Care Ltd.		486	337,775
Samsung Electronics Co. Ltd.		215,983	6,902,490

TOTAL KOREA (SOUTH)			9,141,840

Russia - 0.0%
AK Transneft OAO		116	301,409
Surgutneftegas OJSC		1,745,533	1,057,342

TOTAL RUSSIA			1,358,751

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)		30,174,716	39,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $67,125,198)			71,656,871
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	12,533
		Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.49% (e)		111,879,351	111,901,727
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)		23,451,055	23,453,401
TOTAL MONEY MARKET FUNDS
(Cost $135,354,493)			135,355,128
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $5,233,269,158)			5,512,410,493
NET OTHER ASSETS (LIABILITIES) - 3.3%			189,381,733
NET ASSETS - 100%			$5,701,792,226

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,241	June 2019	$214,799,850	$3,631,019	$3,631,019
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,543	June 2019	83,337,430	1,311,029	1,311,029
TME S&P/TSX 60 Index Contracts (Canada)	148	June 2019	21,948,675	408,358	408,359
TOTAL FUTURES CONTRACTS					$5,350,407

The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,923,124 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,188,887
Fidelity Securities Lending Cash Central Fund	260,739
Total	$2,449,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$375,042,249	$134,279,063	$240,763,186	$--
Consumer Discretionary	621,230,131	439,252,230	181,960,875	17,026
Consumer Staples	523,609,026	274,274,712	249,321,973	12,341
Energy	392,830,404	201,922,641	190,907,763	--
Financials	1,187,696,719	754,654,188	432,350,509	692,022
Health Care	430,868,386	189,037,698	241,830,688	--
Industrials	634,220,903	454,822,466	179,382,808	15,629
Information Technology	464,290,115	318,012,879	146,277,235	1
Materials	400,705,913	266,124,029	134,581,884	--
Real Estate	178,529,584	178,529,584	--	--
Utilities	168,019,402	118,419,272	49,600,130	--
Corporate Bonds	12,533	--	12,533	--
Money Market Funds	135,355,128	135,355,128	--	--
Total Investments in Securities:	$5,512,410,493	$3,464,683,890	$2,046,989,584	$737,019
Derivative Instruments:
Assets
Futures Contracts	$5,350,407	$5,350,407	$--	$--
Total Assets	$5,350,407	$5,350,407	$--	$--
Total Derivative Instruments:	$5,350,407	$5,350,407	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,350,407	$0
Total Equity Risk	5,350,407	0
Total Value of Derivatives	$5,350,407	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,344,242) — See accompanying schedule: Unaffiliated issuers (cost $5,097,914,665)	$5,377,055,365
Fidelity Central Funds (cost $135,354,493)	135,355,128
Total Investment in Securities (cost $5,233,269,158)		$5,512,410,493
Segregated cash with brokers for derivative instruments		7,698,506
Foreign currency held at value (cost $24,989,157)		25,097,215
Receivable for fund shares sold		168,598,384
Dividends receivable		24,206,408
Interest receivable		9
Distributions receivable from Fidelity Central Funds		455,920
Other receivables		61
Total assets		5,738,466,996
Liabilities
Payable to custodian bank	$36,604
Payable for investments purchased	1,405,926
Payable for fund shares redeemed	10,492,456
Accrued management fee	250,775
Payable for daily variation margin on futures contracts	57,077
Other payables and accrued expenses	979,824
Collateral on securities loaned	23,452,108
Total liabilities		36,674,770
Net Assets		$5,701,792,226
Net Assets consist of:
Paid in capital		$5,413,771,894
Total distributable earnings (loss)		288,020,332
Net Assets		$5,701,792,226
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($5,701,792,226 ÷ 442,944,362 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$74,804,472
Interest		122,537
Income from Fidelity Central Funds		2,449,626
Income before foreign taxes withheld		77,376,635
Less foreign taxes withheld		(7,005,522)
Total income		70,371,113
Expenses
Management fee	$1,386,998
Independent trustees' fees and expenses	9,921
Commitment fees	6,521
Total expenses before reductions	1,403,440
Expense reductions	(13,352)
Total expenses after reductions		1,390,088
Net investment income (loss)		68,981,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,116)	(8,647,175)
Fidelity Central Funds	(1,177)
Foreign currency transactions	(64,309)
Futures contracts	10,753,260
Total net realized gain (loss)		2,040,599
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $633,474)	372,266,990
Fidelity Central Funds	635
Assets and liabilities in foreign currencies	60,259
Futures contracts	11,719,113
Total change in net unrealized appreciation (depreciation)		384,046,997
Net gain (loss)		386,087,596
Net increase (decrease) in net assets resulting from operations		$455,068,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,981,025	$118,287,721
Net realized gain (loss)	2,040,599	40,283,064
Change in net unrealized appreciation (depreciation)	384,046,997	(583,087,059)
Net increase (decrease) in net assets resulting from operations	455,068,621	(424,516,274)
Distributions to shareholders	(108,403,471)	(72,436,849)
Share transactions - net increase (decrease)	1,261,425,255	1,402,582,678
Total increase (decrease) in net assets	1,608,090,405	905,629,555
Net Assets
Beginning of period	4,093,701,821	3,188,072,266
End of period	$5,701,792,226	$4,093,701,821

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$13.50	$11.13	$11.33	$12.30	$12.45
Income from Investment Operations
Net investment income (loss)A	.18	.38	.33	.32	.33	.39B
Net realized and unrealized gain (loss)	.92	(1.50)	2.27	(.26)C	(1.00)	(.31)
Total from investment operations	1.10	(1.12)	2.60	.06	(.67)	.08
Distributions from net investment income	(.30)	(.28)	(.22)	(.26)	(.29)	(.20)
Distributions from net realized gain	–	(.03)	(.01)	–	(.01)	(.03)
Total distributions	(.30)	(.31)	(.23)	(.26)	(.30)	(.23)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$12.87	$12.07	$13.50	$11.13	$11.33	$12.30
Total ReturnE,F	9.41%	(8.47)%	23.83%	.68%	(5.45)%	.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.06%	.06%	.14%	.20%	.20%
Expenses net of fee waivers, if any	.06%I	.06%	.06%	.08%	.10%	.10%
Expenses net of all reductions	.06%I	.06%	.06%	.08%	.10%	.10%
Net investment income (loss)	2.89%I	2.91%	2.75%	2.99%	2.78%	3.12%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,701,792	$2,879,110	$952,883	$644,884	$87,972	$74,259
Portfolio turnover rateJ	1%I,K	19%K	9%	1%K	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (formerly Institutional Premium Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$2,315,087,125	$428,395,830	$(167,687,209)	$260,708,621
Fidelity Global ex U.S. Index Fund	5,248,275,864	703,945,000	(434,459,964)	269,485,036

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(25,405,497)	$(55,181,165)	$(80,586,662)	$(80,586,662)
Fidelity Global ex U.S. Index Fund	(9,718,545)	(24,838,512)	(34,557,057)	(34,557,057)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	770,941,677	19,036,767
Fidelity Global ex U.S. Index Fund	1,071,921,079	33,464,057
Unaffiliated Exchanges In-Kind. During the period, the Fidelity Global ex U.S. Index Fund received investments and cash valued at $136,253,459 in exchange for 11,159,169 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .08% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .08% and .06% of each class' average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively, on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 13,347,660 shares of Fidelity Global ex U.S. Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $181,394,705. Fidelity Global ex U.S. Index Fund had a net realized gain of $62,615,780 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fidelity Global ex U.S. Index Fund redeemed 14,197,390 shares of Fidelity International Index Fund in exchange for investments with a value of $621,987,635. Fidelity Global ex U.S. Index Fund had net realized gains of $1,987,635 on the Fund's redemptions of Fidelity International Index Fund shares. Fidelity Global ex U.S. Index Fund recognized net gains on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$2,781
Fidelity Global ex U.S. Index Fund	6,521

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$101,799
Fidelity Global ex U.S. Index Fund	$260,739

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$14,248
Fidelity Global ex U.S. Index Fund	13,352

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Fidelity Emerging Markets Index Fund
Distributions to shareholders
Investor Class	$–	$584,644
Premium Class	–	17,448,862
Institutional Class	–	4,938,500
Fidelity Emerging Markets Index Fund	37,459,724	3,764,647
Total	$37,459,724	$26,736,653
Fidelity Global ex U.S. Index Fund
Distributions to shareholders
Investor Class	$–	$1,033,799
Premium Class	–	36,798,374
Institutional Class	–	13,853,612
Fidelity Global ex U.S. Index Fund	108,403,471	20,751,064
Total	$108,403,471	$72,436,849

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	47,688	3,949,532	$474,950	$44,525,954
Reinvestment of distributions	–	50,953	–	556,918
Shares redeemed	(3,819,336)	(3,140,244)	(37,362,011)	(35,639,073)
Net increase (decrease)	(3,771,648)	860,241	$(36,887,061)	$9,443,799
Premium Class
Shares sold	689,194	47,176,175	$6,903,964	$526,814,352
Reinvestment of distributions	–	1,420,087	–	15,521,554
Shares redeemed	(77,401,257)	(53,356,103)	(757,631,697)	(567,082,522)
Net increase (decrease)	(76,712,063)	(4,759,841)	$(750,727,733)	$(24,746,616)
Institutional Class
Shares sold	582,859	30,780,889	$5,809,747	$339,663,997
Reinvestment of distributions	–	419,348	–	4,587,665
Shares redeemed	(25,820,348)	(28,524,001)	(253,143,825)	(301,071,387)
Net increase (decrease)	(25,237,489)	2,676,236	$(247,334,078)	$43,180,275
Fidelity Emerging Markets Index Fund
Shares sold	201,120,023	47,004,672	$1,999,931,373	$469,943,013
Reinvestment of distributions	3,427,984	344,433	32,805,804	3,764,647
Shares redeemed	(26,361,385)	(2,821,883)	(265,353,321)	(31,059,042)
Net increase (decrease)	178,186,622	44,527,222	$1,767,383,856	$442,648,618
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	83,392	2,986,798	$1,024,236	$39,620,437
Reinvestment of distributions	–	77,311	–	1,020,503
Shares redeemed	(3,869,135)	(2,649,187)	(47,325,730)	(35,779,157)
Net increase (decrease)	(3,785,743)	414,922	$(46,301,494)	$4,861,783
Premium Class
Shares sold	433,950	67,776,633	$5,335,819	$905,063,963
Reinvestment of distributions	–	2,335,974	–	30,834,860
Shares redeemed	(72,629,331)	(113,973,150)(a)	(888,620,605)	(1,471,681,761)(a)
Net increase (decrease)	(72,195,381)	(43,860,543)	$(883,284,786)	$(535,782,938)
Institutional Class
Shares sold	238,558	48,173,115	$2,941,634	$638,131,655
Reinvestment of distributions	–	1,037,349	–	13,693,009
Shares redeemed	(24,965,818)	(70,782,481)	(305,562,280)	(900,018,289)
Net increase (decrease)	(24,727,260)	(21,572,017)	$(302,620,646)	$(248,193,625)
Fidelity Global ex U.S. Index Fund
Shares sold	238,724,875(b)	206,012,670	$2,912,423,955(b)	$2,685,932,281
Reinvestment of distributions	9,016,767	1,572,050	104,233,831	20,751,064
Shares redeemed	(43,349,470)	(39,624,216)	(523,025,605)	(524,985,887)
Net increase (decrease)	204,392,172	167,960,504	$2,493,632,181	$2,181,697,458

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Unaffiliated Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Emerging Markets Index Fund	.08%
Actual		$1,000.00	$1,137.70	$.42
Hypothetical-C		$1,000.00	$1,024.40	$.40
Fidelity Global ex U.S. Index Fund	.06%
Actual		$1,000.00	$1,094.10	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

EMX-I-GUX-I-SANN-0619
1.929371.107

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2019

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	23.5%
United Kingdom	15.9%
France	10.3%
Germany	8.7%
Switzerland	8.7%
Australia	6.7%
Netherlands	4.8%
Spain	3.0%
Hong Kong	2.9%
Other*	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
SAP SE (Germany, Software)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
11.7

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	18.8
Industrials	14.4
Consumer Staples	11.5
Consumer Discretionary	11.2
Health Care	10.6
Materials	7.2
Information Technology	6.5
Energy	5.9
Communication Services	4.9
Real Estate	3.9

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	334,451	$5,241,195
Alumina Ltd.	1,240,244	1,958,454
Amcor Ltd.	594,874	6,722,284
AMP Ltd.	1,492,717	2,388,700
APA Group unit	612,713	4,155,186
Aristocrat Leisure Ltd.	299,736	5,510,675
ASX Ltd.	98,429	5,169,371
Aurizon Holdings Ltd.	1,032,090	3,463,242
Australia & New Zealand Banking Group Ltd.	1,474,962	28,281,865
Bank of Queensland Ltd.	213,918	1,397,930
Bendigo & Adelaide Bank Ltd.	258,766	1,878,896
BHP Billiton Ltd.	1,516,428	40,128,235
BlueScope Steel Ltd.	278,810	2,643,559
Boral Ltd.	592,346	2,025,235
Brambles Ltd.	817,281	6,942,514
Caltex Australia Ltd.	133,917	2,568,754
Challenger Ltd.	292,892	1,697,218
Cimic Group Ltd.	50,832	1,812,843
Coca-Cola Amatil Ltd.	265,623	1,647,808
Cochlear Ltd.	30,022	3,964,654
Coles Group Ltd. (a)	590,841	5,252,234
Commonwealth Bank of Australia	911,399	47,878,409
Computershare Ltd.	238,943	3,003,336
Crown Ltd.	180,549	1,691,525
CSL Ltd.	232,941	32,607,529
DEXUS Property Group unit	531,017	4,679,255
Dominos Pizza Enterprises Ltd.	31,973	969,193
Flight Centre Travel Group Ltd.	28,635	775,152
Fortescue Metals Group Ltd.	800,031	4,032,470
Goodman Group unit	838,195	7,776,054
Harvey Norman Holdings Ltd. (b)	323,519	951,030
Incitec Pivot Ltd.	814,020	1,933,852
Insurance Australia Group Ltd.	1,182,492	6,568,750
Lendlease Group unit	289,394	2,713,310
Macquarie Group Ltd.	166,424	15,803,085
Medibank Private Ltd.	1,414,964	2,852,790
Mirvac Group unit	1,857,227	3,705,184
National Australia Bank Ltd.	1,405,427	25,093,956
Newcrest Mining Ltd.	393,476	6,937,296
Orica Ltd.	194,252	2,547,046
Origin Energy Ltd.	917,540	4,767,062
QBE Insurance Group Ltd.	680,714	6,204,711
Ramsay Health Care Ltd.	73,609	3,389,498
realestate.com.au Ltd.	28,114	1,583,535
Rio Tinto Ltd.	190,849	12,830,985
Santos Ltd.	920,760	4,666,955
Scentre Group unit	2,715,467	7,312,506
SEEK Ltd.	167,934	2,155,792
Sonic Healthcare Ltd.	220,840	3,993,222
South32 Ltd.	2,604,804	6,133,097
SP AusNet	924,634	1,156,982
Stockland Corp. Ltd. unit	1,263,456	3,357,838
Suncorp Group Ltd.	661,546	6,188,555
Sydney Airport unit	568,612	3,054,424
Tabcorp Holdings Ltd.	992,004	3,349,710
Telstra Corp. Ltd.	2,169,019	5,168,189
The GPT Group unit	939,461	3,794,824
TPG Telecom Ltd.	193,945	921,503
Transurban Group unit	1,373,069	13,009,181
Treasury Wine Estates Ltd.	374,333	4,538,840
Vicinity Centres unit	1,702,759	3,048,914
Washington H. Soul Pattinson & Co. Ltd.	57,471	931,421
Wesfarmers Ltd.	582,436	14,785,283
Westpac Banking Corp.	1,767,079	34,327,975
Woodside Petroleum Ltd.	477,588	11,914,952
Woolworths Group Ltd.	675,589	15,168,768
WorleyParsons Ltd.	170,952	1,725,741

TOTAL AUSTRALIA		486,850,537

Austria - 0.2%
Andritz AG	38,816	1,850,281
Erste Group Bank AG	156,698	6,274,363
OMV AG	76,613	4,103,116
Raiffeisen International Bank-Holding AG	75,252	2,006,251
Verbund AG	35,823	1,776,719
Voestalpine AG	61,121	1,962,681

TOTAL AUSTRIA		17,973,411

Bailiwick of Jersey - 0.7%
Experian PLC	468,419	13,635,168
Ferguson PLC	119,009	8,442,213
Glencore Xstrata PLC	5,781,913	22,940,086
WPP PLC	645,884	8,059,210

TOTAL BAILIWICK OF JERSEY		53,076,677

Belgium - 1.0%
Ageas	94,934	5,004,465
Anheuser-Busch InBev SA NV	391,904	34,843,066
Colruyt NV	30,167	2,174,257
Groupe Bruxelles Lambert SA	41,880	4,003,006
KBC Groep NV	127,638	9,451,343
Proximus	74,965	2,097,815
Solvay SA Class A	38,535	4,631,115
Telenet Group Holding NV	27,946	1,483,209
UCB SA	64,444	5,111,669
Umicore SA	108,851	4,212,011

TOTAL BELGIUM		73,011,956

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	340,000	2,760,810
Dairy Farm International Holdings Ltd.	180,113	1,410,285
Hongkong Land Holdings Ltd.	608,223	4,239,314
Jardine Matheson Holdings Ltd.	113,191	7,447,968
Jardine Strategic Holdings Ltd.	115,120	4,353,838
Kerry Properties Ltd.	332,000	1,417,754
NWS Holdings Ltd.	829,856	1,724,283
Shangri-La Asia Ltd.	644,000	912,870
Yue Yuen Industrial (Holdings) Ltd.	373,500	1,206,943

TOTAL BERMUDA		25,474,065

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	161,800	1,873,793
BeiGene Ltd. ADR (a)(b)	16,697	2,074,268
Cheung Kong Property Holdings Ltd.	1,323,000	10,624,745
CK Hutchison Holdings Ltd.	1,383,500	14,531,970
Melco Crown Entertainment Ltd. sponsored ADR	130,062	3,264,556
MGM China Holdings Ltd.	487,600	1,004,438
Minth Group Ltd.	392,000	1,236,743
Sands China Ltd.	1,239,600	6,810,468
WH Group Ltd. (c)	4,573,000	5,421,285
Wharf Real Estate Investment Co. Ltd.	631,000	4,834,170
Wynn Macau Ltd.	788,800	2,262,390

TOTAL CAYMAN ISLANDS		53,938,826

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,912	2,329,570
Series B	3,344	4,310,731
Carlsberg A/S Series B	54,751	7,072,234
Christian Hansen Holding A/S	51,515	5,254,974
Coloplast A/S Series B	61,065	6,588,778
Danske Bank A/S	366,938	6,507,674
DONG Energy A/S (c)	96,514	7,389,020
DSV de Sammensluttede Vognmaend A/S	96,382	8,905,087
Genmab A/S (a)	31,531	5,234,403
H Lundbeck A/S	37,166	1,563,403
ISS Holdings A/S	86,048	2,675,952
Novo Nordisk A/S Series B	934,950	45,807,459
Novozymes A/S Series B	114,080	5,316,409
Pandora A/S	56,327	2,362,649
Tryg A/S	60,334	1,843,657
Vestas Wind Systems A/S	100,352	9,075,899
William Demant Holding A/S (a)	53,935	1,701,598

TOTAL DENMARK		123,939,497

Finland - 1.1%
Elisa Corp. (A Shares)	73,595	3,122,645
Fortum Corp.	231,734	4,896,758
Kone Oyj (B Shares)	174,413	9,558,072
Metso Corp.	54,880	2,044,189
Neste Oyj	196,845	6,499,803
Nokia Corp.	2,896,205	15,218,430
Nokian Tyres PLC	59,537	1,991,281
Nordea Bank ABP (Stockholm Stock Exchange)	1,560,992	12,280,878
Orion Oyj (B Shares)	52,706	1,751,579
Sampo Oyj (A Shares)	228,186	10,448,203
Stora Enso Oyj (R Shares)	285,743	3,546,215
UPM-Kymmene Corp.	273,076	7,690,742
Wartsila Corp.	228,632	3,646,487

TOTAL FINLAND		82,695,282

France - 10.3%
Accor SA	98,243	4,138,712
Aeroports de Paris	15,456	3,148,118
Air Liquide SA	220,452	29,327,130
Alstom SA	80,261	3,528,813
Amundi SA (c)	30,664	2,202,855
Arkema SA	35,615	3,653,441
Atos Origin SA	49,923	5,139,096
AXA SA	1,000,868	26,689,684
BIC SA	13,111	1,130,102
bioMerieux SA	21,361	1,695,064
BNP Paribas SA	578,099	30,773,991
Bollore SA	445,987	2,118,928
Bouygues SA	113,722	4,278,047
Bureau Veritas SA	136,606	3,459,646
Capgemini SA	82,172	9,962,941
Carrefour SA	308,224	6,004,879
Casino Guichard Perrachon SA (b)	29,229	1,196,589
CNP Assurances	91,117	2,150,221
Compagnie de St. Gobain	254,745	10,444,529
Covivio	23,336	2,525,758
Credit Agricole SA	586,675	8,047,520
Danone SA	317,267	25,659,767
Dassault Aviation SA	1,325	2,004,776
Dassault Systemes SA	67,177	10,627,514
Edenred SA	124,755	5,878,258
EDF SA	313,743	4,518,321
Eiffage SA	40,522	4,231,346
ENGIE	936,172	13,865,389
Essilor International SA	148,209	18,057,570
Eurazeo SA	24,527	1,924,288
Eutelsat Communications	92,939	1,677,228
Faurecia SA	40,454	2,054,499
Gecina SA	23,662	3,532,381
Groupe Eurotunnel SA	242,353	3,900,662
Hermes International SCA	16,326	11,484,811
ICADE	18,000	1,538,387
Iliad SA	14,129	1,437,331
Imerys SA	17,525	933,269
Ingenico SA	31,542	2,658,973
Ipsen SA	19,300	2,253,440
JCDecaux SA	39,151	1,282,223
Kering SA	38,991	23,046,925
Klepierre SA	105,989	3,764,843
L'Oreal SA	129,963	35,727,369
Legrand SA	136,880	10,058,932
LVMH Moet Hennessy - Louis Vuitton SA	143,036	56,158,401
Michelin CGDE Series B	87,724	11,343,633
Natixis SA	485,582	2,858,212
Orange SA	1,021,495	15,964,489
Pernod Ricard SA	109,114	19,012,085
Peugeot Citroen SA	301,611	7,902,382
Publicis Groupe SA	110,099	6,543,878
Remy Cointreau SA	12,145	1,618,274
Renault SA	98,319	6,706,901
Rexel SA	151,750	2,039,030
Safran SA	171,513	24,999,928
Sanofi SA	579,846	50,591,159
Sartorius Stedim Biotech	14,359	1,948,712
Schneider Electric SA	283,057	23,956,794
SCOR SE	84,642	3,451,817
SEB SA	11,803	2,160,482
Societe Generale Series A	393,075	12,464,998
Sodexo SA	45,089	5,170,969
SR Teleperformance SA	29,484	5,664,763
Suez Environnement SA	185,885	2,611,320
Thales SA	54,283	6,481,082
Total SA	1,241,976	69,042,377
Ubisoft Entertainment SA (a)	41,327	3,948,308
Valeo SA	124,643	4,525,313
Veolia Environnement SA	279,216	6,595,332
VINCI SA	261,466	26,407,085
Vivendi SA	535,418	15,540,957
Wendel SA	14,487	2,005,080

TOTAL FRANCE		751,448,327

Germany - 8.2%
adidas AG	92,811	23,848,581
Allianz SE	219,004	52,936,368
Axel Springer Verlag AG	25,890	1,466,430
BASF AG	472,351	38,563,191
Bayer AG	479,726	31,928,521
Bayerische Motoren Werke AG (BMW)	169,754	14,451,063
Beiersdorf AG	52,546	5,742,684
Brenntag AG	78,269	4,219,020
Commerzbank AG	520,983	4,681,688
Continental AG	56,382	9,318,759
Covestro AG (c)	98,372	5,378,784
Daimler AG (Germany)	467,457	30,587,649
Delivery Hero AG (a)(c)	49,501	2,281,330
Deutsche Bank AG	1,005,623	8,311,545
Deutsche Borse AG	97,445	13,020,831
Deutsche Lufthansa AG	124,763	3,011,384
Deutsche Post AG	508,112	17,662,192
Deutsche Telekom AG	1,714,411	28,724,791
Deutsche Wohnen AG (Bearer)	182,902	8,220,075
Drillisch AG (b)	27,810	1,036,812
E.ON AG	1,126,359	12,110,302
Evonik Industries AG	83,450	2,485,950
Fraport AG Frankfurt Airport Services Worldwide	20,444	1,693,151
Fresenius Medical Care AG & Co. KGaA	111,169	9,369,708
Fresenius SE & Co. KGaA	214,427	12,164,557
GEA Group AG	83,024	2,320,543
Hannover Reuck SE	31,408	4,734,537
HeidelbergCement Finance AG	77,528	6,260,789
Henkel AG & Co. KGaA	51,764	4,932,070
Hochtief AG	11,022	1,644,183
Hugo Boss AG	31,853	2,220,748
Infineon Technologies AG	584,228	13,849,467
innogy SE (c)	71,625	3,325,049
KION Group AG	35,953	2,461,431
Lanxess AG	44,677	2,580,651
Merck KGaA	66,116	7,035,893
Metro Wholesale & Food Specialist AG	95,984	1,625,600
MTU Aero Engines Holdings AG	27,082	6,369,673
Muenchener Rueckversicherungs AG	77,027	19,265,747
OSRAM Licht AG (b)	50,732	1,734,912
ProSiebenSat.1 Media AG	118,777	1,877,692
Puma AG	4,237	2,620,849
RWE AG	265,173	6,772,209
SAP SE	505,982	65,225,253
Siemens AG	393,922	47,232,112
Siemens Healthineers AG (c)	77,051	3,285,704
Symrise AG	64,298	6,180,396
Telefonica Deutschland Holding AG	387,201	1,257,688
Thyssenkrupp AG	226,485	3,184,211
TUI AG (GB)	227,363	2,531,358
Uniper SE	103,726	3,142,319
United Internet AG	64,830	2,598,047
Volkswagen AG	16,845	3,011,600
Vonovia SE	252,992	12,618,622
Wirecard AG (b)	60,323	9,045,912
Zalando SE (a)(b)(c)	58,894	2,770,368

TOTAL GERMANY		596,930,999

Hong Kong - 2.9%
AIA Group Ltd.	6,216,000	63,648,332
Bank of East Asia Ltd.	672,136	2,120,560
BOC Hong Kong (Holdings) Ltd.	1,894,500	8,476,564
CLP Holdings Ltd.	841,000	9,535,865
Galaxy Entertainment Group Ltd.	1,219,000	9,113,598
Hang Lung Group Ltd.	473,000	1,407,882
Hang Lung Properties Ltd.	1,069,000	2,512,793
Hang Seng Bank Ltd.	392,400	10,304,202
Henderson Land Development Co. Ltd.	684,565	4,214,829
Hong Kong & China Gas Co. Ltd.	4,731,273	11,294,774
Hong Kong Exchanges and Clearing Ltd.	617,806	21,420,971
Hysan Development Co. Ltd.	328,000	1,835,509
Link (REIT)	1,085,000	12,655,198
MTR Corp. Ltd.	794,903	4,732,048
New World Development Co. Ltd.	3,193,380	5,283,764
PCCW Ltd.	2,254,584	1,359,395
Power Assets Holdings Ltd.	723,500	5,044,800
Sino Land Ltd.	1,720,697	3,026,925
SJM Holdings Ltd.	998,000	1,204,755
Sun Hung Kai Properties Ltd.	815,500	14,075,400
Swire Pacific Ltd. (A Shares)	256,500	3,246,794
Swire Properties Ltd.	592,400	2,405,152
Techtronic Industries Co. Ltd.	714,000	5,160,590
Wharf Holdings Ltd.	649,000	1,865,561
Wheelock and Co. Ltd.	420,000	2,990,134

TOTAL HONG KONG		208,936,395

Ireland - 0.7%
AIB Group PLC	426,735	1,980,554
Bank Ireland Group PLC	502,368	3,206,064
CRH PLC	420,844	14,157,488
DCC PLC (United Kingdom)	50,970	4,551,515
James Hardie Industries PLC CDI	225,944	3,070,903
Kerry Group PLC Class A	81,203	9,089,513
Kingspan Group PLC (Ireland)	79,279	4,168,538
Paddy Power Betfair PLC (Ireland)	40,525	3,394,418
Ryanair Holdings PLC sponsored ADR (a)	14,552	1,129,817
Smurfit Kappa Group PLC	116,672	3,419,354

TOTAL IRELAND		48,168,164

Isle of Man - 0.1%
Gaming VC Holdings SA	281,158	2,393,361
Genting Singapore Ltd.	3,103,800	2,247,808

TOTAL ISLE OF MAN		4,641,169

Israel - 0.5%
Azrieli Group	22,195	1,263,368
Bank Hapoalim BM (Reg.)	553,956	4,072,357
Bank Leumi le-Israel BM	759,648	5,195,997
Bezeq The Israel Telecommunication Corp. Ltd.	1,061,219	725,579
Check Point Software Technologies Ltd. (a)	64,115	7,742,527
Elbit Systems Ltd. (Israel)	12,561	1,748,370
Israel Chemicals Ltd.	373,397	1,977,018
Mizrahi Tefahot Bank Ltd.	73,514	1,589,420
NICE Systems Ltd. (a)	31,810	4,388,745
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	496,547	7,557,445
Wix.com Ltd. (a)	21,587	2,896,112

TOTAL ISRAEL		39,156,938

Italy - 1.9%
Assicurazioni Generali SpA	609,766	11,831,704
Atlantia SpA	253,783	6,922,518
Davide Campari-Milano SpA	296,816	2,991,186
Enel SpA	4,188,382	26,521,520
Eni SpA	1,304,681	22,233,255
Intesa Sanpaolo SpA	7,651,110	20,046,034
Leonardo SpA	201,912	2,331,452
Mediobanca SpA	315,595	3,345,029
Moncler SpA	92,462	3,792,506
Pirelli & C. SpA (c)	206,141	1,504,700
Poste Italiane SpA (c)	266,003	2,837,299
Prysmian SpA	124,003	2,390,816
Recordati SpA	52,855	2,133,565
Snam Rete Gas SpA	1,173,308	5,970,612
Telecom Italia SpA (a)	5,845,626	3,272,238
Terna SpA	732,138	4,383,384
UniCredit SpA	1,031,220	14,261,080

TOTAL ITALY		136,768,898

Japan - 23.5%
ABC-MART, Inc.	16,400	1,018,789
ACOM Co. Ltd.	218,900	766,381
AEON Co. Ltd.	310,700	5,730,357
AEON Financial Service Co. Ltd.	60,100	1,240,360
AEON MALL Co. Ltd.	50,600	774,024
Agc, Inc.	91,500	3,109,004
Air Water, Inc.	76,000	1,154,379
Aisin Seiki Co. Ltd.	83,800	3,238,556
Ajinomoto Co., Inc.	222,500	3,580,334
Alfresa Holdings Corp.	95,000	2,639,481
All Nippon Airways Ltd.	58,900	2,055,776
Alps Electric Co. Ltd.	106,100	2,235,439
Amada Holdings Co. Ltd.	178,200	1,977,245
Aozora Bank Ltd.	62,850	1,528,441
Asahi Group Holdings	185,500	8,041,470
ASAHI INTECC Co. Ltd.	50,000	2,518,066
Asahi Kasei Corp.	645,800	6,626,414
Asics Corp.	84,000	1,029,310
Astellas Pharma, Inc.	964,700	13,065,776
Bandai Namco Holdings, Inc.	104,100	4,952,915
Bank of Kyoto Ltd.	27,100	1,167,736
Benesse Holdings, Inc.	39,000	1,073,073
Bridgestone Corp.	312,700	12,368,205
Brother Industries Ltd.	112,500	2,204,655
Calbee, Inc.	42,600	1,170,214
Canon, Inc.	513,300	14,243,088
Casio Computer Co. Ltd.	103,600	1,302,963
Central Japan Railway Co.	74,200	15,916,415
Chiba Bank Ltd.	318,500	1,661,192
Chubu Electric Power Co., Inc.	316,200	4,587,093
Chugai Pharmaceutical Co. Ltd.	114,900	7,261,511
Chugoku Electric Power Co., Inc.	148,600	1,770,207
Coca-Cola West Co. Ltd.	71,500	1,756,771
Concordia Financial Group Ltd.	549,600	2,131,399
Credit Saison Co. Ltd.	86,000	1,093,191
CyberAgent, Inc.	54,000	2,147,493
Dai Nippon Printing Co. Ltd.	125,900	2,975,849
Dai-ichi Mutual Life Insurance Co.	550,600	7,883,720
Daicel Chemical Industries Ltd.	135,500	1,510,759
Daifuku Co. Ltd.	52,000	3,164,954
Daiichi Sankyo Kabushiki Kaisha	290,800	14,308,315
Daikin Industries Ltd.	127,900	16,284,161
Dainippon Sumitomo Pharma Co. Ltd.	81,600	1,794,695
Daito Trust Construction Co. Ltd.	36,700	4,897,397
Daiwa House Industry Co. Ltd.	289,600	8,087,846
Daiwa House REIT Investment Corp.	909	2,084,919
Daiwa Securities Group, Inc.	842,700	3,922,630
DeNA Co. Ltd.	60,500	942,300
DENSO Corp.	221,300	9,641,087
Dentsu, Inc.	112,600	4,584,057
Disco Corp.	14,500	2,483,594
East Japan Railway Co.	157,100	14,758,755
Eisai Co. Ltd.	129,100	7,479,792
Electric Power Development Co. Ltd.	78,000	1,806,544
FamilyMart Co. Ltd.	131,200	3,495,683
Fanuc Corp.	99,500	18,693,619
Fast Retailing Co. Ltd.	30,000	17,305,983
Fuji Electric Co. Ltd.	59,600	2,100,004
Fujifilm Holdings Corp.	198,200	9,223,653
Fujitsu Ltd.	100,400	7,332,053
Fukuoka Financial Group, Inc.	90,300	2,088,180
Hakuhodo DY Holdings, Inc.	124,600	2,095,029
Hamamatsu Photonics K.K.	71,900	2,907,756
Hankyu Hanshin Holdings, Inc.	119,200	4,440,774
Hikari Tsushin, Inc.	10,500	1,936,083
Hino Motors Ltd.	138,100	1,299,240
Hirose Electric Co. Ltd.	16,430	1,896,762
Hisamitsu Pharmaceutical Co., Inc.	30,300	1,281,144
Hitachi Chemical Co. Ltd.	53,400	1,414,157
Hitachi Construction Machinery Co. Ltd.	56,900	1,506,845
Hitachi High-Technologies Corp.	36,200	1,608,600
Hitachi Ltd.	496,100	16,429,040
Hitachi Metals Ltd.	113,500	1,305,207
Honda Motor Co. Ltd.	837,800	23,377,092
Hoshizaki Corp.	28,900	1,867,947
Hoya Corp.	195,900	13,743,512
Hulic Co. Ltd.	159,800	1,374,284
Idemitsu Kosan Co. Ltd.	110,223	3,567,071
IHI Corp.	75,100	1,777,806
Iida Group Holdings Co. Ltd.	76,600	1,292,081
INPEX Corp.	533,500	5,177,194
Isetan Mitsukoshi Holdings Ltd.	179,000	1,701,701
Isuzu Motors Ltd.	287,000	4,110,674
Itochu Corp.	691,500	12,415,279
J. Front Retailing Co. Ltd.	122,600	1,491,297
Japan Airlines Co. Ltd.	58,800	1,968,358
Japan Airport Terminal Co. Ltd.	23,700	996,764
Japan Exchange Group, Inc.	265,800	4,314,075
Japan Post Bank Co. Ltd.	205,100	2,251,782
Japan Post Holdings Co. Ltd.	811,700	9,057,346
Japan Prime Realty Investment Corp.	446	1,781,678
Japan Real Estate Investment Corp.	684	3,788,572
Japan Retail Fund Investment Corp.	1,348	2,577,530
Japan Tobacco, Inc.	564,700	13,048,875
JFE Holdings, Inc.	255,800	4,374,514
JGC Corp.	110,700	1,578,092
JSR Corp.	102,600	1,554,727
JTEKT Corp.	107,400	1,377,751
JX Holdings, Inc.	1,638,800	7,954,569
Kajima Corp.	233,000	3,440,774
Kakaku.com, Inc.	71,900	1,471,628
Kamigumi Co. Ltd.	55,700	1,326,060
Kaneka Corp.	24,600	945,177
Kansai Electric Power Co., Inc.	367,200	4,435,276
Kansai Paint Co. Ltd.	92,500	1,756,250
Kao Corp.	251,200	19,296,363
Kawasaki Heavy Industries Ltd.	74,700	1,734,137
KDDI Corp.	912,100	21,021,668
Keihan Electric Railway Co., Ltd.	48,100	2,040,240
Keihin Electric Express Railway Co. Ltd.	109,000	1,855,236
Keio Corp.	53,700	3,229,858
Keisei Electric Railway Co.	68,300	2,385,089
Keyence Corp.	50,100	31,086,781
Kikkoman Corp.	75,500	3,497,284
Kintetsu Group Holdings Co. Ltd.	87,200	3,863,118
Kirin Holdings Co. Ltd.	420,000	9,499,439
Kobayashi Pharmaceutical Co. Ltd.	25,700	2,044,095
Kobe Steel Ltd.	161,900	1,233,925
Koito Manufacturing Co. Ltd.	54,700	3,250,720
Komatsu Ltd.	473,000	12,217,784
Konami Holdings Corp.	47,000	2,134,925
Konica Minolta, Inc.	228,400	2,284,103
Kose Corp.	15,500	2,901,163
Kubota Corp.	502,700	7,594,992
Kuraray Co. Ltd.	160,100	2,137,158
Kurita Water Industries Ltd.	52,100	1,349,797
Kyocera Corp.	164,500	10,617,667
Kyowa Hakko Kirin Co., Ltd.	133,000	2,574,155
Kyushu Electric Power Co., Inc.	195,500	1,890,152
Kyushu Railway Co.	82,500	2,681,000
Lawson, Inc.	26,800	1,248,638
LINE Corp. (a)(b)	36,900	1,236,314
Lion Corp.	114,400	2,349,721
LIXIL Group Corp.	141,800	1,841,955
M3, Inc.	217,500	3,844,495
Makita Corp.	116,400	4,231,967
Marubeni Corp.	814,600	5,814,341
Marui Group Co. Ltd.	101,200	2,050,437
Maruichi Steel Tube Ltd.	29,000	799,228
Mazda Motor Corp.	294,800	3,481,390
McDonald's Holdings Co. (Japan) Ltd.	35,700	1,650,478
Mebuki Financial Group, Inc.	422,990	1,074,610
Medipal Holdings Corp.	88,000	1,971,004
Meiji Holdings Co. Ltd.	63,700	5,003,591
Minebea Mitsumi, Inc.	199,300	3,524,584
Misumi Group, Inc.	147,700	3,815,976
Mitsubishi Chemical Holdings Corp.	667,100	4,725,604
Mitsubishi Corp.	694,200	19,044,618
Mitsubishi Electric Corp.	933,500	13,257,301
Mitsubishi Estate Co. Ltd.	605,000	10,186,072
Mitsubishi Gas Chemical Co., Inc.	82,900	1,235,370
Mitsubishi Heavy Industries Ltd.	155,600	6,454,757
Mitsubishi Materials Corp.	52,700	1,364,395
Mitsubishi Motors Corp. of Japan	341,900	1,912,148
Mitsubishi Tanabe Pharma Corp.	129,100	1,620,197
Mitsubishi UFJ Financial Group, Inc.	6,039,200	29,963,649
Mitsubishi UFJ Lease & Finance Co. Ltd.	203,700	1,031,346
Mitsui & Co. Ltd.	845,900	13,623,094
Mitsui Chemicals, Inc.	94,200	2,298,448
Mitsui Fudosan Co. Ltd.	456,800	10,526,555
Mitsui OSK Lines Ltd.	61,100	1,546,766
Mizuho Financial Group, Inc.	12,376,700	19,329,035
MonotaRO Co. Ltd.	63,500	1,460,452
MS&AD Insurance Group Holdings, Inc.	243,000	7,499,744
Murata Manufacturing Co. Ltd.	277,800	13,949,355
Nabtesco Corp.	59,900	1,822,892
Nagoya Railroad Co. Ltd.	90,400	2,442,695
NEC Corp.	135,400	4,552,027
New Hampshire Foods Ltd.	46,500	1,865,928
Nexon Co. Ltd. (a)	229,600	3,289,570
NGK Insulators Ltd.	126,900	1,872,827
NGK Spark Plug Co. Ltd.	83,500	1,616,854
Nidec Corp.	114,700	16,253,328
Nikon Corp.	165,300	2,300,058
Nintendo Co. Ltd.	58,200	20,044,998
Nippon Building Fund, Inc.	699	4,499,152
Nippon Electric Glass Co. Ltd.	44,400	1,215,674
Nippon Express Co. Ltd.	37,600	2,058,979
Nippon Paint Holdings Co. Ltd.	74,500	2,818,955
Nippon Prologis REIT, Inc.	890	1,909,511
Nippon Steel & Sumitomo Metal Corp.	408,700	7,266,308
Nippon Telegraph & Telephone Corp.	331,000	13,772,391
Nippon Yusen KK	77,700	1,322,494
Nissan Chemical Corp.	65,500	2,898,828
Nissan Motor Co. Ltd.	1,193,800	9,583,879
Nisshin Seifun Group, Inc.	97,200	2,254,722
Nissin Food Holdings Co. Ltd.	32,200	2,118,820
Nitori Holdings Co. Ltd.	41,700	4,960,052
Nitto Denko Corp.	86,000	4,624,445
NKSJ Holdings, Inc.	161,700	6,040,071
Nomura Holdings, Inc.	1,754,400	6,642,543
Nomura Real Estate Holdings, Inc.	66,200	1,399,533
Nomura Real Estate Master Fund, Inc.	2,007	2,938,567
Nomura Research Institute Ltd.	58,040	2,829,186
NSK Ltd.	191,800	1,980,071
NTT Data Corp.	328,500	3,815,961
NTT DOCOMO, Inc.	686,500	14,907,749
Obayashi Corp.	339,800	3,321,892
OBIC Co. Ltd.	33,300	3,844,320
Odakyu Electric Railway Co. Ltd.	152,800	3,585,612
Oji Holdings Corp.	437,400	2,615,094
Olympus Corp.	598,400	6,682,612
OMRON Corp.	100,100	5,346,694
Ono Pharmaceutical Co. Ltd.	198,200	3,699,959
Oracle Corp. Japan	19,900	1,359,478
Oriental Land Co. Ltd.	102,600	11,301,243
ORIX Corp.	676,800	9,547,926
Osaka Gas Co. Ltd.	194,700	3,591,799
Otsuka Corp.	53,000	2,079,178
Otsuka Holdings Co. Ltd.	199,300	7,101,052
Pan Pacific International Hold	61,300	3,945,608
Panasonic Corp.	1,123,000	10,340,809
Park24 Co. Ltd.	55,500	1,162,364
Persol Holdings Co., Ltd.	95,000	1,777,279
Pigeon Corp.	59,300	2,509,982
Pola Orbis Holdings, Inc.	48,100	1,511,289
Rakuten, Inc.	445,700	4,941,330
Recruit Holdings Co. Ltd.	566,800	16,938,617
Renesas Electronics Corp. (a)	435,000	2,315,678
Resona Holdings, Inc.	1,088,700	4,590,533
Ricoh Co. Ltd.	348,800	3,516,337
Rinnai Corp.	18,000	1,208,672
ROHM Co. Ltd.	49,000	3,584,990
Ryohin Keikaku Co. Ltd.	12,300	2,334,234
Sankyo Co. Ltd. (Gunma)	23,300	917,191
Santen Pharmaceutical Co. Ltd.	188,400	2,865,026
SBI Holdings, Inc. Japan	119,700	2,549,918
Secom Co. Ltd.	107,500	9,011,491
Sega Sammy Holdings, Inc.	88,700	1,117,957
Seibu Holdings, Inc.	118,500	1,922,254
Seiko Epson Corp.	142,700	2,278,947
Sekisui Chemical Co. Ltd.	190,900	3,052,138
Sekisui House Ltd.	323,800	5,208,938
Seven & i Holdings Co. Ltd.	386,600	13,379,186
Seven Bank Ltd.	308,100	835,282
SG Holdings Co. Ltd.	49,200	1,313,973
Sharp Corp.	113,700	1,261,575
Shimadzu Corp.	114,000	3,043,548
Shimamura Co. Ltd.	11,300	840,944
SHIMANO, Inc.	37,800	5,527,735
SHIMIZU Corp.	283,900	2,418,610
Shin-Etsu Chemical Co. Ltd.	186,700	17,685,070
Shinsei Bank Ltd.	83,300	1,153,091
Shionogi & Co. Ltd.	141,000	8,197,100
Shiseido Co. Ltd.	195,100	15,268,924
Shizuoka Bank Ltd.	230,100	1,755,779
Showa Denko K.K.	69,500	2,349,006
SMC Corp.	29,400	12,156,416
SoftBank Corp.	424,900	45,052,736
SoftBank Corp.	860,000	10,129,000
Sohgo Security Services Co., Ltd.	37,200	1,654,706
Sony Corp.	652,800	32,880,302
Sony Financial Holdings, Inc.	92,800	1,888,573
Stanley Electric Co. Ltd.	69,700	1,883,361
Subaru Corp.	316,000	7,717,384
Sumco Corp.	123,700	1,621,276
Sumitomo Chemical Co. Ltd.	775,500	3,842,865
Sumitomo Corp.	567,500	8,097,682
Sumitomo Electric Industries Ltd.	391,300	5,179,513
Sumitomo Heavy Industries Ltd.	58,200	2,050,676
Sumitomo Metal Mining Co. Ltd.	120,400	3,760,237
Sumitomo Mitsui Financial Group, Inc.	681,900	24,784,497
Sumitomo Mitsui Trust Holdings, Inc.	172,700	6,025,704
Sumitomo Realty & Development Co. Ltd.	181,800	6,696,220
Sumitomo Rubber Industries Ltd.	90,700	1,113,038
Sundrug Co. Ltd.	38,400	1,025,884
Suntory Beverage & Food Ltd.	71,900	3,162,709
Suzuken Co. Ltd.	37,400	2,148,750
Suzuki Motor Corp.	176,200	8,011,607
Sysmex Corp.	87,200	4,972,345
T&D Holdings, Inc.	288,800	3,102,017
Taiheiyo Cement Corp.	60,500	1,938,911
Taisei Corp.	111,200	4,866,466
Taisho Pharmaceutical Holdings Co. Ltd.	19,300	1,781,085
Taiyo Nippon Sanso Corp.	68,500	1,137,003
Takashimaya Co. Ltd.	71,100	797,198
Takeda Pharmaceutical Co. Ltd.	763,503	28,174,578
TDK Corp.	66,300	5,767,288
Teijin Ltd.	95,300	1,631,466
Terumo Corp.	312,000	9,374,424
THK Co. Ltd.	63,700	1,661,764
Tobu Railway Co. Ltd.	98,700	2,782,154
Toho Co. Ltd.	56,000	2,340,141
Toho Gas Co. Ltd.	39,700	1,632,264
Tohoku Electric Power Co., Inc.	220,500	2,517,851
Tokio Marine Holdings, Inc.	332,900	16,741,378
Tokyo Century Corp.	21,300	979,003
Tokyo Electric Power Co., Inc. (a)	754,400	4,253,002
Tokyo Electron Ltd.	80,500	12,751,223
Tokyo Gas Co. Ltd.	199,900	5,073,094
Tokyu Corp.	260,500	4,237,407
Tokyu Fudosan Holdings Corp.	298,800	1,679,149
Toppan Printing Co. Ltd.	129,800	2,098,566
Toray Industries, Inc.	722,600	4,944,806
Toshiba Corp.	334,900	11,123,749
Tosoh Corp.	129,800	2,079,923
Toto Ltd.	72,800	3,065,057
Toyo Seikan Group Holdings Ltd.	80,700	1,607,552
Toyo Suisan Kaisha Ltd.	47,600	1,809,650
Toyoda Gosei Co. Ltd.	36,100	748,606
Toyota Industries Corp.	76,000	4,298,218
Toyota Motor Corp.	1,176,450	72,834,555
Toyota Tsusho Corp.	110,100	3,637,219
Trend Micro, Inc.	61,400	3,064,626
Tsuruha Holdings, Inc.	19,700	1,674,752
Unicharm Corp.	206,400	6,761,108
United Urban Investment Corp.	1,488	2,375,029
USS Co. Ltd.	106,900	2,040,212
Welcia Holdings Co. Ltd.	22,000	864,042
West Japan Railway Co.	83,800	6,215,320
Yahoo! Japan Corp.	1,479,600	3,931,609
Yakult Honsha Co. Ltd.	62,300	4,222,497
Yamada Denki Co. Ltd.	335,600	1,587,694
Yamaguchi Financial Group, Inc.	103,900	764,828
Yamaha Corp.	70,200	3,623,592
Yamaha Motor Co. Ltd.	141,400	2,904,288
Yamato Holdings Co. Ltd.	160,600	3,478,141
Yamazaki Baking Co. Ltd.	61,400	910,569
Yaskawa Electric Corp.	124,400	4,573,078
Yokogawa Electric Corp.	114,300	2,378,450
Yokohama Rubber Co. Ltd.	63,500	1,193,101
Zozo, Inc.	102,500	1,808,093

TOTAL JAPAN		1,707,713,738

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	339,257	7,354,510
Aroundtown SA	399,025	3,233,971
Eurofins Scientific SA	5,865	2,683,899
Millicom International Cellular SA (depository receipt)	33,531	1,961,295
RTL Group SA	20,058	1,127,102
SES SA (France) (depositary receipt)	189,020	3,216,113
Tenaris SA	245,107	3,397,632

TOTAL LUXEMBOURG		22,974,522

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,181,800	678,422
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,410,500	1,380,869
HKT Trust/HKT Ltd. unit	1,950,000	3,022,639

TOTAL MULTI-NATIONAL		4,403,508

Netherlands - 4.8%
ABN AMRO Group NV GDR (c)	220,220	5,179,564
Adyen BV (c)	5,324	4,332,847
AEGON NV	927,945	4,844,011
AerCap Holdings NV (a)	65,149	3,233,996
Airbus Group NV	299,556	41,018,098
Akzo Nobel NV	115,047	9,768,079
ASML Holding NV (Netherlands)	210,978	43,904,873
CNH Industrial NV	528,321	5,728,917
EXOR NV	56,263	3,745,888
Ferrari NV	63,092	8,544,751
Fiat Chrysler Automobiles NV	556,416	8,571,062
Heineken Holding NV	58,817	5,973,506
Heineken NV (Bearer)	133,232	14,381,433
ING Groep NV (Certificaten Van Aandelen)	2,000,411	25,525,302
Koninklijke Ahold Delhaize NV	607,473	14,641,068
Koninklijke DSM NV	93,121	10,650,400
Koninklijke KPN NV	1,750,785	5,380,785
Koninklijke Philips Electronics NV	476,259	20,452,338
NN Group NV	158,761	6,912,535
NXP Semiconductors NV	176,946	18,689,037
QIAGEN NV (Germany) (a)	118,085	4,560,052
Randstad NV	61,613	3,518,834
STMicroelectronics NV (France)	349,761	6,423,263
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	70,699	12,152,112
Unilever NV (Certificaten Van Aandelen) (Bearer)	794,324	48,060,243
Vopak NV	37,478	1,670,904
Wolters Kluwer NV	143,677	10,020,190

TOTAL NETHERLANDS		347,884,088

New Zealand - 0.2%
Auckland International Airport Ltd.	519,679	2,766,336
Fisher & Paykel Healthcare Corp.	293,443	3,098,611
Fletcher Building Ltd.	438,246	1,510,355
Meridian Energy Ltd.	677,032	1,835,890
Ryman Healthcare Group Ltd.	214,286	1,738,928
Spark New Zealand Ltd.	940,121	2,304,418
The a2 Milk Co. Ltd. (a)	379,333	4,248,789

TOTAL NEW ZEALAND		17,503,327

Norway - 0.7%
Aker Bp ASA	56,323	1,857,315
DNB ASA	495,589	9,515,479
Equinor ASA	599,181	13,365,755
Gjensidige Forsikring ASA	106,787	2,073,864
Marine Harvest ASA	225,291	4,880,572
Norsk Hydro ASA	693,463	2,986,805
Orkla ASA	423,099	3,317,135
Schibsted ASA (B Shares)	49,668	1,188,239
Telenor ASA	377,529	7,579,067
Yara International ASA	92,084	4,153,010

TOTAL NORWAY		50,917,241

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	713,199	3,911,548
Portugal - 0.2%
Energias de Portugal SA	1,329,276	5,037,805
Galp Energia SGPS SA Class B	259,997	4,365,441
Jeronimo Martins SGPS SA	126,246	2,055,996

TOTAL PORTUGAL		11,459,242

Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,371,700	3,025,586
CapitaCommercial Trust (REIT)	1,308,458	1,866,340
CapitaLand Ltd.	1,329,900	3,451,619
CapitaMall Trust	1,332,900	2,371,604
City Developments Ltd.	213,500	1,403,345
ComfortDelgro Corp. Ltd.	1,098,800	2,173,202
DBS Group Holdings Ltd.	923,777	19,187,339
Jardine Cycle & Carriage Ltd.	49,900	1,303,175
Keppel Corp. Ltd.	760,100	3,783,455
Oversea-Chinese Banking Corp. Ltd.	1,636,210	14,556,386
Sembcorp Industries Ltd.	514,600	1,006,423
Singapore Airlines Ltd.	276,600	1,968,596
Singapore Airport Terminal Service Ltd.	359,000	1,380,465
Singapore Exchange Ltd.	403,200	2,187,792
Singapore Press Holdings Ltd.	859,000	1,585,244
Singapore Technologies Engineering Ltd.	824,400	2,400,282
Singapore Telecommunications Ltd.	4,185,000	9,754,025
Suntec (REIT)	1,118,900	1,521,921
United Overseas Bank Ltd.	688,672	14,091,421
UOL Group Ltd.	271,091	1,510,823
Venture Corp. Ltd.	142,000	1,771,737
Wilmar International Ltd.	967,500	2,589,295
Yangzijiang Shipbuilding Holdings Ltd.	1,260,600	1,455,144

TOTAL SINGAPORE		96,345,219

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	130,488	6,000,648
Aena Sme SA (c)	34,596	6,416,055
Amadeus IT Holding SA Class A	225,341	17,924,496
Banco Bilbao Vizcaya Argentaria SA	3,428,117	20,845,865
Banco de Sabadell SA	2,912,850	3,384,666
Banco Santander SA (Spain)	8,350,444	42,254,068
Bankia SA	657,308	1,817,288
Bankinter SA	346,933	2,769,757
CaixaBank SA	1,839,625	5,863,795
Enagas SA	117,882	3,358,298
Endesa SA	164,529	4,098,538
Ferrovial SA	252,048	6,208,027
Gas Natural SDG SA	182,138	5,172,521
Grifols SA	155,140	4,304,884
Iberdrola SA	3,194,439	29,029,121
Inditex SA	561,397	16,982,008
MAPFRE SA (Reg.)	572,882	1,718,806
Red Electrica Corporacion SA	225,607	4,682,217
Repsol SA	710,780	12,061,009
Siemens Gamesa Renewable Energy SA	126,924	2,276,304
Telefonica SA	2,397,989	19,992,870

TOTAL SPAIN		217,161,241

Sweden - 2.5%
Alfa Laval AB	151,903	3,525,922
ASSA ABLOY AB (B Shares)	516,207	11,035,250
Atlas Copco AB:
(A Shares)	351,774	10,980,382
(B Shares)	193,488	5,510,960
Boliden AB	142,816	4,250,194
Electrolux AB (B Shares)	124,712	3,056,482
Epiroc AB:
Class A	348,655	3,604,257
Class B	188,905	1,869,360
Essity AB Class B	311,999	9,251,056
H&M Hennes & Mauritz AB (B Shares)	449,667	7,846,216
Hexagon AB (B Shares)	135,078	7,379,613
Husqvarna AB (B Shares)	217,903	1,989,539
ICA Gruppen AB (b)	42,955	1,554,304
Industrivarden AB (C Shares)	82,408	1,854,564
Investor AB (B Shares)	235,246	11,219,285
Kinnevik AB (B Shares)	125,153	3,647,129
Lundbergfoeretagen AB	40,751	1,393,769
Lundin Petroleum AB	96,395	3,139,221
Sandvik AB	579,911	10,739,014
Securitas AB (B Shares)	161,616	2,826,104
Skandinaviska Enskilda Banken AB (A Shares)	833,386	7,956,838
Skanska AB (B Shares)	176,306	3,070,225
SKF AB (B Shares)	196,393	3,645,442
Svenska Handelsbanken AB (A Shares)	784,034	8,564,080
Swedbank AB (A Shares)	464,933	7,596,644
Swedish Match Co. AB	91,425	4,457,847
Tele2 AB (B Shares)	258,307	3,450,864
Telefonaktiebolaget LM Ericsson (B Shares)	1,578,999	15,619,738
TeliaSonera AB	1,430,934	6,096,535
Volvo AB (B Shares)	806,344	12,922,819

TOTAL SWEDEN		180,053,653

Switzerland - 8.7%
ABB Ltd. (Reg.)	946,148	19,461,054
Adecco SA (Reg.)	80,863	4,644,097
Alcon, Inc. (a)	223,359	12,862,953
Baloise Holdings AG	25,337	4,341,568
Barry Callebaut AG	1,153	2,111,485
Clariant AG (Reg.)	99,098	2,036,520
Coca-Cola HBC AG	105,273	3,762,735
Compagnie Financiere Richemont SA Series A	268,320	19,614,821
Credit Suisse Group AG	1,309,801	17,418,908
Dufry AG	17,278	1,687,867
Ems-Chemie Holding AG	4,166	2,522,618
Galenica AG	23,496	3,071,463
Geberit AG (Reg.)	18,978	7,958,486
Givaudan SA	4,741	12,278,815
Julius Baer Group Ltd.	116,801	5,642,061
Kuehne & Nagel International AG	28,135	4,087,921
Lafargeholcim Ltd. (Reg.)	249,216	12,811,163
Lindt & Spruengli AG	52	3,944,845
Lindt & Spruengli AG (participation certificate)	552	3,670,249
Lonza Group AG	38,228	11,805,927
Nestle SA (Reg. S)	1,578,033	151,929,308
Novartis AG	1,116,796	91,510,375
Pargesa Holding SA	18,570	1,461,616
Partners Group Holding AG	8,888	6,695,548
Roche Holding AG (participation certificate)	361,916	95,496,374
Schindler Holding AG:
(participation certificate)	22,567	4,867,978
(Reg.)	8,598	1,826,004
SGS SA (Reg.)	2,742	7,234,907
Sika AG	65,257	9,990,767
Sonova Holding AG Class B	28,444	5,736,535
Straumann Holding AG	5,387	4,348,934
Swatch Group AG (Bearer)	16,531	5,048,773
Swatch Group AG (Bearer) (Reg.)	24,271	1,424,413
Swiss Life Holding AG	17,499	8,227,853
Swiss Prime Site AG	39,381	3,161,456
Swiss Re Ltd.	156,808	15,090,625
Swisscom AG	13,443	6,262,714
Temenos Group AG	31,418	5,223,229
UBS Group AG	1,980,193	26,556,099
Zurich Insurance Group Ltd.	78,200	24,934,668

TOTAL SWITZERLAND		632,763,732

United Kingdom - 15.9%
3i Group PLC	498,981	6,965,435
Admiral Group PLC	102,275	2,939,400
Anglo American PLC (United Kingdom)	541,285	13,985,427
Antofagasta PLC	207,726	2,459,542
Ashtead Group PLC	245,834	6,802,443
Associated British Foods PLC	182,279	6,082,534
AstraZeneca PLC (United Kingdom)	652,218	48,590,116
Auto Trader Group PLC (c)	489,473	3,618,361
Aviva PLC	2,002,617	11,246,954
Babcock International Group PLC	130,354	892,403
BAE Systems PLC	1,638,092	10,528,479
Barclays PLC	8,808,411	18,902,906
Barratt Developments PLC	526,972	4,135,398
Berkeley Group Holdings PLC	62,263	3,049,532
BHP Billiton PLC	1,085,976	25,634,002
BP PLC	10,322,155	75,059,652
British American Tobacco PLC (United Kingdom)	1,180,542	46,216,975
British Land Co. PLC	475,320	3,681,715
BT Group PLC	4,329,160	12,918,276
Bunzl PLC	171,954	5,177,425
Burberry Group PLC	210,630	5,539,923
Carnival PLC	86,243	4,572,140
Centrica PLC	2,944,921	4,093,935
Coca-Cola European Partners PLC	109,770	5,882,574
Compass Group PLC	815,974	18,566,558
ConvaTec Group PLC (c)	732,987	1,324,282
Croda International PLC	65,145	4,401,212
Diageo PLC	1,250,185	52,704,942
Direct Line Insurance Group PLC	713,966	3,066,752
easyJet PLC	82,160	1,246,535
Fresnillo PLC	118,263	1,154,762
G4S PLC (United Kingdom)	812,582	2,290,870
GlaxoSmithKline PLC	2,554,453	52,476,699
Hammerson PLC	384,686	1,614,749
Hargreaves Lansdown PLC	147,905	4,353,033
HSBC Holdings PLC (United Kingdom)	10,315,680	89,880,140
Imperial Tobacco Group PLC	489,766	15,557,632
Informa PLC	635,266	6,453,134
InterContinental Hotel Group PLC	89,723	5,812,500
Intertek Group PLC	82,469	5,753,367
Investec PLC	349,969	2,213,344
ITV PLC	1,873,965	3,339,248
J Sainsbury PLC	913,909	2,651,616
John Wood Group PLC	346,370	2,125,091
Johnson Matthey PLC	100,989	4,394,484
Kingfisher PLC	1,109,485	3,825,713
Land Securities Group PLC	377,726	4,546,280
Legal & General Group PLC	3,071,844	11,143,814
Lloyds Banking Group PLC	36,626,940	29,954,809
London Stock Exchange Group PLC	161,091	10,561,658
Marks & Spencer Group PLC	840,680	3,135,955
Meggitt PLC	399,995	2,839,555
Melrose Industries PLC	2,489,130	6,563,059
Merlin Entertainments PLC (c)	371,227	1,772,701
Micro Focus International PLC	180,590	4,563,313
Mondi PLC	191,699	4,200,838
National Grid PLC	1,746,917	19,046,189
Next PLC	72,784	5,472,530
NMC Health PLC	54,489	2,005,134
Pearson PLC	406,932	4,408,250
Persimmon PLC	163,193	4,758,290
Prudential PLC	1,334,291	30,316,935
Reckitt Benckiser Group PLC	345,834	27,980,195
RELX PLC (London Stock Exchange)	1,013,127	23,238,459
Rio Tinto PLC	594,733	34,696,169
Rolls-Royce Holdings PLC	876,981	10,502,316
Royal Bank of Scotland Group PLC	2,478,323	7,760,460
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,320,888	73,946,789
Class B (United Kingdom)	1,926,681	62,180,470
Royal Mail PLC	479,923	1,582,072
RSA Insurance Group PLC	534,491	3,777,611
Sage Group PLC	566,393	5,357,634
Schroders PLC	61,745	2,549,925
Scottish & Southern Energy PLC	544,438	8,146,222
Segro PLC	552,342	4,886,203
Severn Trent PLC	122,750	3,258,944
Smith & Nephew PLC	449,063	8,681,505
Smiths Group PLC	205,881	4,087,438
St. James's Place Capital PLC	273,002	3,992,480
Standard Chartered PLC (United Kingdom)	1,440,530	13,149,158
Standard Life PLC	1,270,537	4,620,760
Taylor Wimpey PLC	1,671,406	3,953,637
Tesco PLC	5,032,636	16,419,678
The Weir Group PLC	126,277	2,732,619
Unilever PLC	571,674	34,652,071
United Utilities Group PLC	354,574	3,832,077
Vodafone Group PLC	13,742,712	25,491,001
Whitbread PLC (b)	93,433	5,433,914
WM Morrison Supermarkets PLC	1,170,394	3,295,052

TOTAL UNITED KINGDOM		1,159,676,379

TOTAL COMMON STOCKS
(Cost $6,691,372,539)		7,156,457,001

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	29,854	2,203,263
Fuchs Petrolub AG	37,129	1,614,950
Henkel AG & Co. KGaA	93,194	9,432,461
Porsche Automobil Holding SE (Germany)	79,789	5,546,743
Sartorius AG (non-vtg.)	18,185	3,328,676
Volkswagen AG	95,345	16,579,815

TOTAL GERMANY		38,705,908

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,248,030	1,696,034
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	62,265,651	81,194
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,405,828)		40,483,136

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.49% (d)	22,339,616	22,344,084
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	28,030,255	28,033,058
TOTAL MONEY MARKET FUNDS
(Cost $50,377,142)		50,377,142
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $6,782,155,509)		7,247,317,279
NET OTHER ASSETS (LIABILITIES) - 0.5%		33,370,853
NET ASSETS - 100%		$7,280,688,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	877	June 2019	$84,060,450	$2,343,308	$2,343,308

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,040,204 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$381,916
Fidelity Securities Lending Cash Central Fund	438,802
Total	$820,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$391,097,014	$106,115,324	$284,981,690	$--
Consumer Discretionary	813,296,198	510,565,790	302,730,408	--
Consumer Staples	835,516,871	340,718,290	494,798,581	--
Energy	411,562,007	90,501,602	321,060,405	--
Financials	1,401,751,583	688,356,162	713,395,421	--
Health Care	770,928,587	294,906,573	476,022,014	--
Industrials	1,054,122,868	697,760,322	356,362,546	--
Information Technology	471,262,384	319,354,177	151,908,207	--
Materials	533,110,124	287,146,548	245,963,576	--
Real Estate	262,491,005	262,491,005	--	--
Utilities	251,801,496	155,923,405	95,878,091	--
Money Market Funds	50,377,142	50,377,142	--	--
Total Investments in Securities:	$7,247,317,279	$3,804,216,340	$3,443,100,939	$--
Derivative Instruments:
Assets
Futures Contracts	$2,343,308	$2,343,308	$--	$--
Total Assets	$2,343,308	$2,343,308	$--	$--
Total Derivative Instruments:	$2,343,308	$2,343,308	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,343,308	$0
Total Equity Risk	2,343,308	0
Total Value of Derivatives	$2,343,308	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,229,310) — See accompanying schedule: Unaffiliated issuers (cost $6,731,778,367)	$7,196,940,137
Fidelity Central Funds (cost $50,377,142)	50,377,142
Total Investment in Securities (cost $6,782,155,509)		$7,247,317,279
Segregated cash with brokers for derivative instruments		3,924,000
Foreign currency held at value (cost $13,499,008)		13,476,298
Receivable for investments sold		585
Receivable for fund shares sold		3,478,903
Dividends receivable		46,169,915
Distributions receivable from Fidelity Central Funds		185,869
Receivable for daily variation margin on futures contracts		12,977
Receivable from investment adviser for expense reductions		482,665
Total assets		7,315,048,491
Liabilities
Payable for fund shares redeemed	5,573,288
Accrued management fee	301,414
Other affiliated payables	452,128
Collateral on securities loaned	28,033,529
Total liabilities		34,360,359
Net Assets		$7,280,688,132
Net Assets consist of:
Paid in capital		$6,932,226,580
Total distributable earnings (loss)		348,461,552
Net Assets, for 616,313,875 shares outstanding		$7,280,688,132
Net Asset Value, offering price and redemption price per share ($7,280,688,132 ÷ 616,313,875 shares)		$11.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$129,969,913
Interest		680
Income from Fidelity Central Funds		820,718
Income before foreign taxes withheld		130,791,311
Less foreign taxes withheld		(9,589,600)
Total income		121,201,711
Expenses
Management fee	$1,834,007
Transfer agent fees	2,751,011
Independent trustees' fees and expenses	16,881
Interest	35,035
Commitment fees	10,720
Total expenses before reductions	4,647,654
Expense reductions	(2,933,056)
Total expenses after reductions		1,714,598
Net investment income (loss)		119,487,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,051,151)
Fidelity Central Funds	(1,038)
Foreign currency transactions	(1,139,786)
Futures contracts	(4,033,564)
Total net realized gain (loss)		(185,225,539)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	587,994,757
Assets and liabilities in foreign currencies	664,182
Futures contracts	7,999,829
Total change in net unrealized appreciation (depreciation)		596,658,768
Net gain (loss)		411,433,229
Net increase (decrease) in net assets resulting from operations		$530,920,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,487,113	$232,870,854
Net realized gain (loss)	(185,225,539)	(11,015,510)
Change in net unrealized appreciation (depreciation)	596,658,768	(836,442,925)
Net increase (decrease) in net assets resulting from operations	530,920,342	(614,587,581)
Distributions to shareholders	(216,059,751)	(154,716,977)
Share transactions
Proceeds from sales of shares	646,518,062	4,661,162,350
Reinvestment of distributions	90,028,249	63,596,711
Cost of shares redeemed	(1,655,213,667)	(2,436,826,674)
Net increase (decrease) in net assets resulting from share transactions	(918,667,356)	2,287,932,387
Total increase (decrease) in net assets	(603,806,765)	1,518,627,829
Net Assets
Beginning of period	7,884,494,897	6,365,867,068
End of period	$7,280,688,132	$7,884,494,897
Other Information
Shares
Sold	58,790,012	377,997,451
Issued in reinvestment of distributions	8,501,251	5,217,121
Redeemed	(150,382,928)	(196,982,550)
Net increase (decrease)	(83,091,665)	186,232,022

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$12.40	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.37	.33	.25
Net realized and unrealized gain (loss)	.67	(1.24)	2.02	(.06)
Total from investment operations	.85	(.87)	2.35	.19
Distributions from net investment income	(.31)	(.20)	(.12)	–
Distributions from net realized gain	–	(.06)	(.03)	–
Total distributions	(.31)	(.26)	(.14)C	–
Net asset value, end of period	$11.81	$11.27	$12.40	$10.19
Total ReturnD,E	7.89%	(7.14)%	23.41%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.13%	.12%	.21%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.07%H
Expenses net of all reductions	.05%H	.05%	.05%	.07%H
Net investment income (loss)	3.26%H	2.98%	2.89%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,280,688	$7,884,495	$6,365,867	$1,623,150
Portfolio turnover rateI	3%H	7%	2%	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$979,942,418
Gross unrealized depreciation	(520,776,315)
Net unrealized appreciation (depreciation)	$459,166,103
Tax cost	$6,790,494,484

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $117,472,676 and $1,062,352,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$31,178,812	2.53%	$35,035

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,720 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $438,802. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .045% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,933,047.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.05%	$1,000.00	$1,078.90	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SV7-SANN-0619
1.9870291.103

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	17.1%
Korea (South)	12.7%
Taiwan	11.2%
China	10.9%
India	9.0%
Brazil	7.0%
South Africa	6.0%
Russia	3.7%
Hong Kong	3.5%
Other*	18.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	2.1
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.0
24.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	24.6
Information Technology	14.6
Consumer Discretionary	14.5
Communication Services	12.0
Energy	8.0
Materials	6.9
Consumer Staples	6.1
Industrials	4.5
Real Estate	2.6
Health Care	2.4

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Bailiwick of Jersey - 0.0%
Polymetal International PLC	128,628	$1,349,618
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)	2,476,000	2,960,545
Alibaba Pictures Group Ltd. (a)(b)	9,910,000	2,223,333
Beijing Enterprises Water Group Ltd.	3,998,000	2,481,932
Brilliance China Automotive Holdings Ltd.	2,146,000	2,360,797
China Gas Holdings Ltd.	1,250,000	4,023,366
China Oriental Group Co. Ltd. (H Shares)	807,000	494,808
China Resource Gas Group Ltd.	624,000	2,887,416
Cosco Shipping Ports Ltd.	1,084,752	1,081,323
Credicorp Ltd. (United States)	47,386	11,225,743
GOME Electrical Appliances Holdings Ltd. (a)	8,070,000	925,836
Haier Electronics Group Co. Ltd.	891,000	2,549,836
HengTen Networks Group Ltd. (a)	15,928,000	456,838
Kunlun Energy Co. Ltd.	2,292,000	2,419,152
Luye Pharma Group Ltd. (b)(c)	821,500	743,505
Nine Dragons Paper (Holdings) Ltd.	1,070,000	988,872
Shenzhen International Holdings Ltd.	577,500	1,245,577
Sihuan Pharmaceutical Holdings Group Ltd.	2,788,000	749,883

TOTAL BERMUDA		39,818,762

Brazil - 4.4%
Ambev SA	3,343,798	15,750,669
Atacadao Distribuicao Comercio e Industria Ltda	266,500	1,440,871
B2W Companhia Global do Varejo (a)	130,200	1,270,090
Banco Bradesco SA	763,506	6,036,236
Banco do Brasil SA	609,405	7,721,109
Banco Santander SA (Brasil) unit	291,100	3,341,514
BB Seguridade Participacoes SA	491,458	3,542,017
BM&F BOVESPA SA	1,461,880	12,843,785
BR Malls Participacoes SA	598,516	1,877,470
Brasil Foods SA (a)	377,869	2,992,230
CCR SA	867,612	2,586,617
Centrais Eletricas Brasileiras SA (Electrobras) (a)	143,500	1,196,718
Cielo SA	870,031	1,704,072
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	242,200	2,903,114
Companhia Siderurgica Nacional SA (CSN)	403,100	1,494,752
Cosan SA Industria e Comercio	118,700	1,418,854
Drogasil SA	160,100	2,823,012
Embraer SA	460,500	2,306,552
ENGIE Brasil Energia SA	148,920	1,689,692
Equatorial Energia SA	120,800	2,529,311
Hypermarcas SA	250,900	1,796,759
IRB Brasil Resseguros SA	99,200	2,375,578
JBS SA	679,400	3,425,503
Klabin SA unit	504,000	2,133,687
Kroton Educacional SA	1,000,682	2,488,243
Localiza Rent A Car SA	409,220	3,777,961
Lojas Renner SA	497,540	5,948,503
M. Dias Branco SA	72,600	770,048
Magazine Luiza SA	54,200	2,643,720
Multiplan Empreendimentos Imobiliarios SA	164,419	1,004,687
Natura Cosmeticos SA	138,900	1,850,536
Petrobras Distribuidora SA	248,700	1,503,198
Petroleo Brasileiro SA - Petrobras (ON)	2,200,565	16,813,886
Porto Seguro SA	70,200	968,918
Rumo SA (a)	750,600	3,464,808
Sul America SA unit	138,352	1,100,860
Suzano Papel e Celulose SA	386,619	4,015,963
TIM Participacoes SA	607,300	1,810,547
Ultrapar Participacoes SA	506,738	2,713,906
Vale SA	2,242,506	28,652,559
Vale SA sponsored ADR	3,842	49,101
Weg SA	588,740	2,789,725

TOTAL BRAZIL		169,567,381

Cayman Islands - 17.1%
3SBio, Inc. (c)	846,500	1,564,635
51job, Inc. sponsored ADR (a)(b)	16,798	1,551,127
58.com, Inc. ADR (a)	65,811	4,724,572
AAC Technology Holdings, Inc.	507,433	3,296,367
Agile Property Holdings Ltd.	1,128,000	1,705,344
Airtac International Group	81,000	1,079,930
Alibaba Group Holding Ltd. sponsored ADR (a)	917,029	170,173,072
Anta Sports Products Ltd.	749,000	5,279,892
Autohome, Inc. ADR Class A (a)(b)	41,427	4,784,404
Baidu.com, Inc. sponsored ADR (a)	196,752	32,706,085
Baozun, Inc. sponsored ADR (a)(b)	26,055	1,263,668
Car, Inc. (a)	551,000	446,009
Chailease Holding Co. Ltd.	830,060	3,532,227
China Conch Venture Holdings Ltd.	1,119,000	3,780,020
China First Capital Group Ltd. (a)	2,200,000	925,454
China Hongqiao Group Ltd.	1,546,000	1,273,093
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,623
China Investment Fund International Holdings Co. Ltd. (d)	660,000	1,943,453
China Literature Ltd. (a)(b)(c)	149,400	677,983
China Medical System Holdings Ltd.	974,000	862,903
China Mengniu Dairy Co. Ltd.	1,923,000	7,108,785
China Resources Cement Holdings Ltd.	1,738,000	1,739,152
China Resources Land Ltd.	1,954,812	8,509,692
China State Construction International Holdings Ltd.	1,364,500	1,414,107
China Zhongwang Holdings Ltd.	1,160,800	633,314
CIFI Holdings Group Co. Ltd.	2,324,000	1,543,448
Country Garden Holdings Co. Ltd.	5,352,000	8,623,455
Country Garden Services Holdings Co. Ltd.	757,000	1,399,207
Ctrip.com International Ltd. ADR (a)	289,672	12,760,052
Dali Foods Group Co. Ltd. (c)	1,276,000	907,618
ENN Energy Holdings Ltd.	555,243	5,244,685
Evergrande Real Estate Group Ltd. (b)	1,850,000	5,930,999
Fullshare Holdings Ltd.	5,027,500	563,966
Future Land Development Holding Ltd.	1,252,000	1,492,224
GDS Holdings Ltd. ADR (a)(b)	40,719	1,593,334
Geely Automobile Holdings Ltd.	3,481,517	6,985,401
Genscript Biotech Corp. (a)	626,000	1,595,962
Greentown China Holdings Ltd.	642,500	581,500
Greentown Service Group Co. Ltd.	686,000	592,013
Haitian International Holdings Ltd.	409,000	1,023,960
Hengan International Group Co. Ltd.	503,000	4,433,822
Huazhu Group Ltd. ADR (b)	91,475	3,878,540
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	36,447	1,096,326
iQIYI, Inc. ADR (a)(b)	82,906	1,833,052
JD.com, Inc. sponsored ADR (a)	516,584	15,636,998
Jiayuan International Group Ltd.	697,224	311,959
Kaisa Group Holdings Ltd.	1,562,000	663,046
Kingboard Chemical Holdings Ltd.	494,000	1,608,926
Kingboard Laminates Holdings Ltd.	769,500	807,284
Kingdee International Software Group Co. Ltd.	1,635,000	2,000,816
Kingsoft Corp. Ltd.	584,000	1,492,607
KWG Property Holding Ltd.	900,000	1,053,182
Lee & Man Paper Manufacturing Ltd.	1,089,000	882,883
Lijun International Pharmaceutical Holding Ltd.	1,076,000	1,016,362
Logan Property Holdings Co. Ltd.	880,000	1,402,203
Longfor Properties Co. Ltd.	1,028,500	3,788,962
Meitu, Inc. (a)(c)	1,204,500	442,199
Meituan Dianping Class B	220,600	1,602,871
Momo, Inc. ADR	101,584	3,562,551
NetEase, Inc. ADR	54,937	15,631,225
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100,561	9,599,553
Nexteer Auto Group Ltd.	624,000	976,790
Noah Holdings Ltd. sponsored ADR (a)(b)	20,107	1,092,614
Pinduoduo, Inc. ADR (b)	132,425	2,943,808
Semiconductor Manufacturing International Corp. (a)(b)	2,150,900	2,302,989
Shenzhou International Group Holdings Ltd.	523,000	7,020,179
Shimao Property Holdings Ltd.	820,500	2,499,739
Shui On Land Ltd.	2,541,500	618,788
SINA Corp. (a)	45,502	2,863,896
Sino Biopharmaceutical Ltd.	4,883,500	4,693,758
SOHO China Ltd.	1,491,000	539,777
Sunac China Holdings Ltd.	1,709,000	8,812,086
Sunny Optical Technology Group Co. Ltd.	502,800	6,130,535
TAL Education Group ADR (a)	251,451	9,673,320
Tencent Holdings Ltd.	4,041,900	199,215,797
Tencent Music Entertainment Group ADR (a)(b)	55,685	957,782
Tingyi (Cayman Islands) Holding Corp.	1,388,000	2,282,429
Towngas China Co. Ltd.	678,414	539,632
Uni-President China Holdings Ltd.	907,000	830,137
Vipshop Holdings Ltd. ADR (a)	307,246	2,645,388
Want Want China Holdings Ltd.	3,503,418	2,777,797
Weibo Corp. sponsored ADR (a)(b)	38,647	2,647,320
Wuxi Biologics (Cayman), Inc. (a)(c)	345,000	3,469,878
Xiaomi Corp. Class B (b)(c)	2,279,800	3,493,167
Xinyi Solar Holdings Ltd.	2,103,176	1,198,399
Yihai International Holding Ltd.	331,000	1,632,891
Yuzhou Properties Co.	1,152,343	608,135
YY, Inc. ADR (a)	34,552	2,923,445
Zhen Ding Technology Holding Ltd.	285,000	1,019,109
Zhongsheng Group Holdings Ltd. Class H	403,500	1,059,568
ZTO Express (Cayman), Inc. sponsored ADR (b)	213,438	4,253,819

TOTAL CAYMAN ISLANDS		666,343,074

Chile - 0.9%
Aguas Andinas SA	1,905,025	1,096,915
Banco de Chile (a)	18,332,260	2,689,616
Banco de Credito e Inversiones (a)	33,647	2,240,285
Banco Santander Chile	46,864,426	3,293,587
Cencosud SA	1,033,615	1,961,015
Colbun SA (a)	5,201,280	1,162,666
Compania Cervecerias Unidas SA	107,061	1,479,538
Compania de Petroleos de Chile SA (COPEC)	274,565	3,445,744
CorpBanca SA	105,799,584	945,058
Empresa Nacional de Telecomunicaciones SA (ENTEL)	109,782	1,149,656
Empresas CMPC SA	877,005	2,952,009
Enel Chile SA	20,263,976	2,041,955
Enersis SA	20,114,497	3,529,615
LATAM Airlines Group SA	217,134	2,153,387
S.A.C.I. Falabella	511,511	3,776,028

TOTAL CHILE		33,917,074

China - 10.9%
Agricultural Bank of China Ltd. (H Shares)	21,489,297	9,916,283
Air China Ltd. (H Shares)	1,234,000	1,470,770
Aisino Co. Ltd. (A Shares)	27,100	102,527
Aluminum Corp. of China Ltd.:
(A shares) (a)	120,200	74,423
(H Shares) (a)	2,206,000	863,301
Angang Steel Co. Ltd. (H Shares)	822,000	552,205
Anhui Conch Cement Co. Ltd. (H Shares)	897,000	5,471,325
Anxin Trust Co. Ltd. (A Shares)	91,000	74,855
AVIC Aircraft Co. Ltd. (A Shares)	39,400	93,134
AVIC Aviation Engine Corp. PLC (A Shares)	33,600	121,281
AVIC Capital Co. Ltd. (A Shares)	175,700	150,789
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)	13,300	60,626
AviChina Industry & Technology Co. Ltd. (H Shares)	1,475,000	866,784
Baic Motor Corp. Ltd. (H Shares) (c)	1,253,500	878,831
Bank Communications Co. Ltd. (H Shares)	6,538,176	5,509,043
Bank of Beijing Co. Ltd. (A Shares)	565,325	534,695
Bank of China Ltd. (H Shares)	56,685,464	27,024,734
Bank of Guiyang Co. Ltd. (A Shares)	71,700	146,489
Bank of Hangzhou Co. Ltd. (A Shares)	145,200	191,447
Bank of Jiangsu Co. Ltd. (A Shares)	115,203	125,553
Bank of Nanjing Co. Ltd. (A Shares)	168,700	217,172
Bank of Ningbo Co. Ltd. (A Shares)	82,200	279,496
Bank of Shanghai Co. Ltd. (A Shares)	83,685	157,432
Baoshan Iron & Steel Co. Ltd. (A Shares)	263,100	280,097
BBMG Corp. (H Shares)	1,838,000	646,655
Beijing Capital Co. Ltd. (A Shares)	180,900	105,023
Beijing Capital International Airport Co. Ltd. (H Shares)	1,130,000	1,005,430
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	92,200	104,454
Beijing Shiji Information Technology Co. Ltd. (A Shares)	12,900	59,645
Beijing Tongrentang Co. Ltd. (A Shares)	22,200	102,745
BOE Technology Group Co. Ltd. (A Shares)	474,500	253,634
BYD Co. Ltd. (H Shares) (b)	469,500	3,195,913
CGN Power Co. Ltd. (H Shares) (c)	7,312,447	1,929,529
China Avionics Systems Co. Ltd. (A Shares)	22,400	50,887
China Cinda Asset Management Co. Ltd. (H Shares)	5,945,000	1,583,858
China CITIC Bank Corp. Ltd. (H Shares)	6,291,051	4,033,753
China Coal Energy Co. Ltd. (H Shares)	1,470,000	648,353
China Communications Construction Co. Ltd. (H Shares)	3,149,000	3,030,664
China Communications Services Corp. Ltd. (H Shares)	1,690,000	1,361,513
China Construction Bank Corp. (H Shares)	68,103,000	60,037,271
China Eastern Airlines Corp. Ltd. (H Shares)	1,096,000	778,187
China Everbright Bank Co. Ltd. (H Shares)	2,194,000	1,082,345
China Film Co. Ltd. (A Shares)	40,400	108,215
China Fortune Land Development Co. Ltd. (A Shares)	43,900	204,805
China Galaxy Securities Co. Ltd. (H Shares)	2,478,000	1,620,454
China Gezhouba Group Co. Ltd. (A Shares)	87,200	88,172
China Grand Automotive Services Co. Ltd. (A Shares)	83,100	61,077
China Huarong Asset Management Co. Ltd. (c)	6,728,000	1,440,832
China International Capital Corp. Ltd. (H Shares) (c)	729,200	1,565,333
China International Travel Service Corp. Ltd. (A Shares)	26,200	301,450
China Life Insurance Co. Ltd. (H Shares)	5,269,747	14,974,567
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,243,000	1,543,978
China Merchants Bank Co. Ltd. (H Shares)	2,971,421	14,705,582
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	96,100	313,917
China Minsheng Banking Corp. Ltd. (H Shares)	4,795,861	3,600,808
China Molybdenum Co. Ltd. (H Shares)	2,700,000	1,015,322
China National Building Materials Co. Ltd. (H Shares)	2,768,000	2,572,241
China National Chemical Engineering Co. Ltd. (A Shares)	99,408	91,660
China National Nuclear Power Co. Ltd. (A Shares)	229,800	202,336
China Northern Rare Earth Group High-Tech Co. Ltd.	74,400	113,452
China Oilfield Services Ltd. (H Shares)	1,158,000	1,239,955
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,935,528	7,932,290
China Petroleum & Chemical Corp. (H Shares)	18,346,704	14,103,287
China Railway Construction Corp. Ltd. (H Shares)	1,536,000	1,813,094
China Railway Group Ltd. (H Shares)	2,655,000	2,091,564
China Railway Signal & Communications Corp. (H Shares) (c)	1,030,000	756,272
China Reinsurance Group Corp. (H Shares)	3,927,000	800,938
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	22,900	100,306
China Shenhua Energy Co. Ltd.:
(A Shares)	385,485	1,126,995
(H Shares)	1,992,602	4,404,410
China Shipbuilding Industry Group Power Co. Ltd.	24,600	86,932
China Shipping Development Co. Ltd. (H Shares)	882,000	570,026
China South Publishing & Media Group Co. Ltd. (A Shares)	37,600	69,730
China Southern Airlines Ltd. (H Shares)	1,454,000	1,267,765
China Spacesat Co. Ltd. (A Shares)	24,600	84,229
China State Construction Engineering Corp. Ltd. (A Shares)	602,640	548,513
China Telecom Corp. Ltd. (H Shares)	9,779,689	5,061,383
China Tower Corp. Ltd. (H Shares) (c)	28,038,000	7,577,065
China United Network Communications Ltd. (A Shares)	427,000	422,885
China Vanke Co. Ltd. (H Shares)	964,700	3,732,236
China Yangtze Power Co. Ltd. (A Shares)	62,900	157,556
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	32,200	67,700
Chongqing Changan Automobile Co. Ltd. (B Shares)	119,300	62,503
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,766,646	1,031,414
CITIC Guoan Information Industry Co. Ltd. (A Shares)	69,100	47,914
CITIC Securities Co. Ltd. (H Shares)	1,735,000	3,750,969
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	1,899,500	883,792
CRRC Corp. Ltd. (H Shares)	3,177,000	2,774,124
Daqin Railway Co. Ltd. (A Shares)	226,100	286,028
Datang International Power Generation Co. Ltd. (H Shares)	616,000	159,402
DHC Software Co. Ltd. (A Shares)	49,400	57,726
Dong E-E-Jiao Co. Ltd. (A Shares)	13,500	87,776
Dongfeng Motor Group Co. Ltd. (H Shares)	1,910,000	1,852,832
Dongxing Securities Co. Ltd. (A Shares)	43,500	85,580
Everbright Securities Co. Ltd. (A Shares)	85,458	157,849
Fangda Carbon New Material Co. Ltd. (A Shares)	26,600	82,862
Financial Street Holdings Co. Ltd. (A Shares)	149,800	183,055
First Capital Securities Co. Ltd. (A Shares)	86,000	89,896
Focus Media Information Technology Co. Ltd. (A Shares)	166,740	151,021
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	31,100	412,272
Founder Securities Co. Ltd. (A Shares)	148,300	153,697
Future Land Holdings Co. Ltd. (A Shares)	32,300	190,014
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	332,000	1,165,944
GD Power Development Co. Ltd. (A Shares)	424,700	170,891
Gemdale Corp. (A Shares)	113,400	204,241
GF Securities Co. Ltd. (H Shares)	1,093,628	1,477,725
Giant Network Group Co. Ltd. (A Shares)	19,900	56,643
GoerTek, Inc. (A Shares)	56,100	88,795
Great Wall Motor Co. Ltd. (H Shares) (b)	2,184,000	1,773,414
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	44,000	363,112
Greenland Holdings Corp. Ltd. (A Shares)	183,000	202,974
Guangshen Railway Co. Ltd. (A Shares)	170,024	86,339
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,079,200	2,234,302
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (A Shares)	20,000	135,087
Guangzhou Haige Communications Group (A Shares)	38,400	52,911
Guangzhou R&F Properties Co. Ltd. (H Shares)	681,600	1,353,677
Guotai Junan Securities Co. Ltd.:
(A Shares)	33,700	94,221
(H Shares) (c)	384,800	822,105
Guoyuan Securities Co. Ltd. (A Shares)	98,900	143,910
Haitong Securities Co. Ltd.:
rights (a)(d)	86,157	24,601
(H Shares)	2,412,400	3,105,910
Han's Laser Technology Industry Group Co. Ltd. (A Shares)	16,800	97,534
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	120,400	584,221
Hangzhou Robam Appliances Co. Ltd. (A Shares)	15,500	67,156
Heilan Home Co. Ltd. (A Shares)	42,300	56,966
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	41,500	171,487
Hengli Petrochemical Co. Ltd. (A Shares)	41,400	109,295
Hengtong Optic-electric Co. Ltd. (A Shares)	28,908	86,189
Hesteel Co. Ltd. (A Shares)	270,400	128,477
Huaan Securities Co. Ltd. (A Shares)	76,493	75,756
Huadian Power International Corp. Ltd. (H Shares)	1,268,000	541,480
Huadong Medicine Co. Ltd. (A Shares)	21,750	112,708
Huaneng Power International, Inc. (H Shares)	3,066,186	1,962,096
Huaneng Renewables Corp. Ltd. (H Shares)	3,048,000	878,095
Huatai Securities Co. Ltd. (H Shares) (c)	1,266,200	2,382,357
Huaxia Bank Co. Ltd. (A Shares)	418,958	498,900
Huayu Automotive Systems Co. Ltd. (A Shares)	48,300	168,748
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	115,700	118,880
Hubei Energy Group Co. Ltd. (A Shares)	442,500	263,467
Hundsun Technologies, Inc. (A Shares)	9,200	113,448
iFlytek Co. Ltd. (A Shares)	29,600	142,003
Industrial & Commercial Bank of China Ltd. (H Shares)	49,678,000	37,299,029
Industrial Bank Co. Ltd. (A Shares)	161,500	477,673
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	79,700	366,850
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	576,500	145,518
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	811,729	971,640
Jiangsu Expressway Co. Ltd. (H Shares)	846,000	1,203,518
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	56,760	554,124
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	20,000	349,404
Jiangxi Copper Co. Ltd.:
(A Shares)	24,200	55,084
(H Shares)	651,000	863,043
Jiangxi Ganfeng Lithium Co. Ltd.	16,000	58,537
Jinduicheng Molybdenum Co. Ltd. (A Shares)	93,600	92,420
Jinke Properties Group Co. Ltd. (A Shares)	126,800	143,276
Jointown Pharmaceutical Group (A Shares)	38,400	89,516
Kangmei Pharmaceutical Co. Ltd. (A Shares)	72,200	102,271
Kweichow Moutai Co. Ltd. (A Shares)	17,700	2,559,771
Legend Holdings Corp. (H Shares) (c)	212,300	577,785
Liaoning Chengda Co. Ltd. (A Shares)	36,800	77,371
LONGi Green Energy Technology Co. Ltd.	49,920	168,256
Luxshare Precision Industry Co. Ltd. (A Shares)	57,380	222,282
Luzhou Laojiao Co. Ltd. (A Shares)	22,000	254,400
Maanshan Iron & Steel Co. Ltd.:
(A Shares)	128,600	66,449
(H Shares)	1,165,000	536,107
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	45,440	103,296
Metallurgical Corp. China Ltd. (H Shares)	2,248,000	621,834
Midea Group Co. Ltd. (A Shares)	81,900	637,212
Muyuan Foodstuff Co. Ltd. (A Shares)	25,560	243,270
NARI Technology Co. Ltd. (A Shares)	78,500	232,298
New China Life Insurance Co. Ltd. (H Shares)	613,300	3,396,885
O-film Tech Co. Ltd. (A Shares) (d)	40,000	71,686
Offshore Oil Enginering Co. Ltd. (A Shares)	70,900	60,321
Orient Securities Co. Ltd. (A Shares)	107,618	178,487
People's Insurance Co. of China Group (H Shares)	5,853,552	2,395,205
Perfect World Co. Ltd. (A Shares)	13,600	57,066
PetroChina Co. Ltd. (H Shares)	15,226,790	9,652,167
PICC Property & Casualty Co. Ltd. (H Shares)	4,878,568	5,478,812
Ping An Bank Co. Ltd. (A Shares)	242,300	498,278
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,798,541	45,980,068
Poly Developments & Holdings (A Shares)	161,000	322,483
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	4,935,000	3,000,707
Power Construction Corp. of China Ltd. (A Shares)	214,500	170,074
Qingdao Haier Co. Ltd. (A Shares)	92,600	236,213
Risesun Real Estate Development Co. Ltd. (A Shares)	81,100	124,632
Rongsheng Petrochemical Co. Ltd. (A Shares)	59,500	116,705
SAIC Motor Corp. Ltd. (A Shares)	38,800	157,737
Sanan Optoelectronics Co. Ltd. (A Shares)	57,200	110,920
Sany Heavy Industry Co. Ltd. (A Shares)	128,600	233,908
SDIC Power Holdings Co. Ltd. (A Shares)	125,200	150,391
Shaanxi Coal Industry Co. Ltd. (A Shares)	113,700	152,278
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	15,760	74,671
Shandong Gold Mining Co. Ltd. (A Shares)	27,600	119,540
Shandong Linglong Tyre Co. Ltd. (A Shares)	22,700	57,905
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,460,000	1,433,051
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	74,230	61,611
Shanghai Construction Group Co. Ltd. (A Shares)	121,300	68,801
Shanghai Electric Group Co. Ltd. (H Shares)	2,018,000	787,156
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	378,500	1,300,298
Shanghai International Airport Co. Ltd. (A Shares)	15,400	161,502
Shanghai International Port Group Co. Ltd. (A Shares)	185,843	222,684
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	674,458	1,021,129
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	587,409	1,229,509
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	247,909	440,611
Shanghai Tunnel Engineering Co. Ltd.	100,000	102,451
Shanghaioriental Pearl Media Co. Ltd.	64,670	108,985
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	53,500	65,535
Shanxi Securities Co. Ltd. (A Shares)	73,400	94,708
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	13,100	111,707
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	57,900	59,147
Shenergy Co. Ltd. (A Shares)	224,300	186,503
Shenzhen Energy Group Co. Ltd. (A Shares)	126,800	113,529
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	176,100	207,872
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	16,000	57,159
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)	117,500	88,628
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)	100,900	92,437
Sichuan Chuantou Energy Co. Ltd. (A Shares)	102,300	134,579
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	22,400	95,455
Sinolink Securities Co. Ltd. (A Shares)	74,400	113,452
Sinopec Engineering Group Co. Ltd. (H Shares)	926,500	895,226
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,102,000	951,216
Sinopharm Group Co. Ltd. (H Shares)	820,800	3,222,598
Sinotrans Ltd. (H Shares)	1,438,000	590,246
Soochow Securities Co. Ltd. (A Shares)	104,200	173,901
Southwest Securities Co. Ltd. (A Shares)	48,700	37,890
Spring Airlines Co. Ltd. (A Shares)	18,000	112,278
Suning.com Co. Ltd. (A Shares)	124,700	233,666
Suzhou Gold Mantis Consolidated Co. Ltd.	67,900	107,674
Tasly Pharmaceutical Group Co. Ltd. (A Shares)	23,760	77,331
TBEA Co. Ltd. (A Shares)	177,000	203,152
TCL Corp. (A Shares)	327,800	174,732
Tianma Microelectronics Co. Ltd. (A Shares)	36,600	76,407
Tianqi Lithium Corp. (A Shares)	16,400	72,151
Tong Ren Tang Technologies Co. Ltd. (H Shares)	405,000	561,697
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	27,700	64,984
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	329,200	122,199
Tongwei Co. Ltd. (A Shares)	56,000	118,654
TravelSky Technology Ltd. (H Shares)	657,000	1,687,557
Tsingtao Brewery Co. Ltd. (H Shares)	232,000	1,478,687
Tus-Sound Environmental Resources Co. Ltd. (A Shares)	30,100	50,234
Unisplendour Corp. Ltd. (A Shares)	10,740	62,224
Wanxiang Qianchao Co. Ltd. (A Shares)	78,300	74,290
Weichai Power Co. Ltd. (H Shares)	1,375,000	2,247,030
Weifu High-Technology Group Co. Ltd. (A Shares)	30,500	93,064
Western Securities Co. Ltd. (A Shares)	61,500	97,068
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. (A Shares)	33,800	68,655
Wuliangye Yibin Co. Ltd. (A Shares)	51,100	776,640
XCMG Construction Machinery Co. Ltd. (A Shares)	152,300	103,570
Xiamen C&D, Inc. (A Shares)	82,225	117,571
Xinhu Zhongbao Co. Ltd. (A Shares)	191,000	100,393
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (b)	589,764	643,532
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,172,000	1,248,970
Yonghui Superstores Co. Ltd. (A Shares)	155,000	224,851
Yonyou Network Technology Co. Ltd. (A Shares)	26,000	121,876
Youngor Group Co. Ltd. (A Shares)	124,600	176,496
Yunnan Baiyao Group Co. Ltd. (A Shares)	14,700	193,165
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	8,400	143,806
Zhaojin Mining Industry Co. Ltd. (H Shares)	727,500	625,972
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	48,320	140,263
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	160,100	102,218
Zhejiang Chint Electric Co. Ltd. (A Shares)	33,200	124,964
Zhejiang Dahua Technology Co. Ltd. (A Shares)	40,000	98,116
Zhejiang Expressway Co. Ltd. (H Shares)	1,008,000	1,080,624
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	11,400	49,223
Zhejiang Longsheng Group Co. Ltd. (A Shares)	62,200	187,573
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	170,000	119,645
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	43,000	91,301
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	168,900	609,304
Zhongjin Gold Co. Ltd. (A Shares)	64,700	76,277
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	11,500	44,652
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	385,827	1,957,464
Zijin Mng Group Co. Ltd. (H Shares)	4,200,000	1,638,283
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	229,300	168,530
ZTE Corp. (H Shares)	600,400	1,905,716

TOTAL CHINA		425,082,952

Colombia - 0.3%
Bancolombia SA	151,842	1,850,329
Cementos Argos SA	354,913	885,842
Ecopetrol SA	3,476,650	3,209,712
Grupo de Inversiones Suramerica SA	169,174	1,883,635
Interconexion Electrica SA ESP	316,158	1,546,933
Inversiones Argos SA	182,385	1,037,929

TOTAL COLOMBIA		10,414,380

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	110,742	2,575,356
Komercni Banka A/S	55,826	2,115,320
MONETA Money Bank A/S (c)	331,785	1,062,648

TOTAL CZECH REPUBLIC		5,753,324

Egypt - 0.1%
Commercial International Bank SAE (a)	930,722	4,165,753
Eastern Tobacco Co.	643,655	681,892
Elsewedy Electric Co.	539,984	490,294

TOTAL EGYPT		5,337,939

Greece - 0.2%
Alpha Bank AE (a)	1,012,756	1,569,824
Ff Group (a)(d)	23,462	63,156
Greek Organization of Football Prognostics SA	151,009	1,625,968
Hellenic Telecommunications Organization SA	177,326	2,462,244
Jumbo SA	73,741	1,339,868
Motor Oil (HELLAS) Corinth Refineries SA	42,611	1,086,801
Titan Cement Co. SA (Reg.)	34,037	739,085

TOTAL GREECE		8,886,946

Hong Kong - 3.5%
Beijing Enterprises Holdings Ltd.	353,927	1,883,598
BYD Electronic International Co. Ltd.	483,500	864,097
China Agri-Industries Holdings Ltd.	1,472,000	474,730
China Everbright International Ltd.	2,378,814	2,328,841
China Everbright Ltd.	502,000	913,798
China Jinmao Holdings Group Ltd.	3,686,000	2,386,916
China Merchants Holdings International Co. Ltd.	840,880	1,697,881
China Mobile Ltd.	4,343,571	41,443,756
China Overseas Land and Investment Ltd.	2,695,202	10,083,645
China Power International Development Ltd.	3,066,000	816,839
China Resources Beer Holdings Co. Ltd.	1,010,144	4,616,263
China Resources Pharmaceutical Group Ltd. (c)	1,105,500	1,572,683
China Resources Power Holdings Co. Ltd.	1,347,940	1,886,649
China Taiping Insurance Group Ltd.	1,147,255	3,480,607
China Travel International Investment HK Ltd.	1,520,000	350,704
China Unicom Ltd.	4,242,814	5,037,805
CITIC Pacific Ltd.	4,100,941	5,969,910
CNOOC Ltd.	12,644,584	22,966,793
CSPC Pharmaceutical Group Ltd.	3,297,963	6,356,466
Far East Horizon Ltd.	1,508,000	1,674,317
Fosun International Ltd.	1,827,754	2,833,149
Guangdong Investment Ltd.	2,067,126	3,873,490
Hua Hong Semiconductor Ltd. (c)	320,000	756,272
Lenovo Group Ltd.	5,046,000	4,676,272
MMG Ltd. (a)	1,724,000	744,998
Shanghai Industrial Holdings Ltd.	339,241	797,420
Shenzhen Investment Ltd.	2,262,000	899,633
Sino-Ocean Group Holding Ltd.	2,159,000	968,754
Sinotruk Hong Kong Ltd.	489,500	1,059,518
Sun Art Retail Group Ltd.	1,678,471	1,465,624
Winteam Pharmaceutical Group Ltd.	1,408,000	798,695
Yuexiu Property Co. Ltd.	4,660,000	1,081,124

TOTAL HONG KONG		136,761,247

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	256,896	2,949,524
OTP Bank PLC	158,892	7,041,935
Richter Gedeon PLC	100,959	1,997,751

TOTAL HUNGARY		11,989,210

India - 9.0%
Adani Ports & Special Economic Zone Ltd. (a)	374,493	2,112,092
Ambuja Cements Ltd.	392,164	1,241,578
Ashok Leyland Ltd.	845,585	1,055,661
Asian Paints Ltd.	202,247	4,248,822
Aurobindo Pharma Ltd.	188,993	2,222,561
Avenue Supermarts Ltd. (a)(c)	88,944	1,654,442
Axis Bank Ltd. (a)	1,333,649	14,684,175
Bajaj Auto Ltd.	58,993	2,527,618
Bajaj Finance Ltd.	122,638	5,451,507
Bajaj Finserv Ltd.	27,174	2,934,236
Bharat Forge Ltd.	150,516	1,020,592
Bharat Petroleum Corp. Ltd.	535,537	2,920,782
Bharti Airtel Ltd.	987,334	4,540,656
Bharti Airtel Ltd. rights 5/17/19 (a)	279,990	403,219
Bharti Infratel Ltd.	237,527	895,411
Bosch Ltd. (a)	5,047	1,305,751
Britannia Industries Ltd.	41,073	1,707,891
Cadila Healthcare Ltd.	149,586	698,993
Cipla Ltd. (a)	248,450	2,015,510
Coal India Ltd.	884,925	3,203,782
Container Corp. of India Ltd.	138,961	984,042
Dabur India Ltd.	378,226	2,161,928
Divi's Laboratories Ltd.	55,665	1,396,161
Dr. Reddy's Laboratories Ltd.	81,545	3,427,653
Eicher Motors Ltd.	9,351	2,734,705
GAIL India Ltd. (a)	554,899	2,835,963
Glenmark Pharmaceuticals Ltd.	83,226	762,868
Godrej Consumer Products Ltd.	251,340	2,352,196
Grasim Industries Ltd. (a)	237,478	3,072,856
Havells India Ltd. (a)	179,968	2,001,697
HCL Technologies Ltd.	396,550	6,737,655
Hero Motocorp Ltd.	35,927	1,295,723
Hindalco Industries Ltd.	811,950	2,402,147
Hindustan Petroleum Corp. Ltd.	433,392	1,812,360
Hindustan Unilever Ltd.	460,611	11,624,563
Housing Development Finance Corp. Ltd.	1,149,592	32,930,256
ICICI Bank Ltd.	1,688,793	9,830,024
Indiabulls Housing Finance Ltd.	196,905	1,966,166
Indian Oil Corp. Ltd.	1,315,062	2,984,271
Infosys Ltd.	2,475,834	26,631,439
InterGlobe Aviation Ltd. (c)	65,897	1,435,320
ITC Ltd.	2,425,492	10,494,666
JSW Steel Ltd.	593,566	2,627,910
Larsen & Toubro Ltd.	338,728	6,558,669
LIC Housing Finance Ltd.	212,649	1,516,697
Lupin Ltd. (a)	158,959	1,990,325
Mahindra & Mahindra Financial Services Ltd.	204,494	1,176,368
Mahindra & Mahindra Ltd.	525,677	4,870,552
Marico Ltd.	323,667	1,670,222
Maruti Suzuki India Ltd.	75,130	7,191,216
Motherson Sumi Systems Ltd.	677,147	1,424,355
Nestle India Ltd.	16,208	2,537,842
NTPC Ltd.	1,671,508	3,217,162
Oil & Natural Gas Corp. Ltd.	1,778,650	4,321,042
Page Industries Ltd.	3,926	1,301,687
Petronet LNG Ltd.	404,921	1,402,023
Pidilite Industries Ltd.	88,331	1,565,739
Piramal Enterprises Ltd.	57,855	1,962,088
Power Grid Corp. of India Ltd.	1,249,919	3,345,225
Rec Ltd.	495,834	1,050,444
Reliance Industries Ltd.	2,020,092	40,397,779
Shree Cement Ltd.	5,624	1,598,003
Shriram Transport Finance Co. Ltd.	105,156	1,677,360
State Bank of India (a)	1,269,609	5,650,140
Sun Pharmaceutical Industries Ltd.	588,044	3,864,033
Tata Consultancy Services Ltd.	638,123	20,709,884
Tata Motors Ltd. (a)	1,111,858	3,423,388
Tata Power Co. Ltd.	742,080	722,400
Tata Steel Ltd.	255,419	2,043,440
Tech Mahindra Ltd. (a)	319,001	3,829,551
Titan Co. Ltd.	215,957	3,592,358
Ultratech Cemco Ltd. (a)	66,715	4,422,442
United Spirits Ltd. (a)	208,047	1,676,098
UPL Ltd. (a)	248,976	3,464,544
Vedanta Ltd.	906,222	2,170,993
Vodafone Idea Ltd. (a)	4,960,592	1,100,423
Wipro Ltd.	1,073,472	4,606,945
Yes Bank Ltd.	1,205,950	2,908,949
Zee Entertainment Enterprises Ltd.	344,613	2,140,503

TOTAL INDIA		348,448,737

Indonesia - 2.1%
PT Adaro Energy Tbk	10,332,700	946,258
PT Astra International Tbk	14,347,459	7,677,149
PT Bank Central Asia Tbk	6,985,370	14,093,290
PT Bank Mandiri (Persero) Tbk	13,250,898	7,219,144
PT Bank Negara Indonesia (Persero) Tbk	5,187,700	3,494,872
PT Bank Rakyat Indonesia Tbk	39,338,905	12,063,931
PT Bank Tabungan Negara Tbk	3,069,600	544,989
PT Bumi Serpong Damai Tbk (a)	5,567,700	560,677
PT Charoen Pokphand Indonesia Tbk	5,210,800	1,928,910
PT Gudang Garam Tbk	340,600	2,019,101
PT Hanjaya Mandala Sampoerna Tbk	6,588,100	1,618,130
PT Indah Kiat Pulp & Paper Tbk	1,941,500	1,008,218
PT Indocement Tunggal Prakarsa Tbk	1,320,300	2,038,358
PT Indofood CBP Sukses Makmur Tbk	1,538,300	1,049,822
PT Indofood Sukses Makmur Tbk	3,105,600	1,514,661
PT Jasa Marga Tbk	1,621,897	694,286
PT Kalbe Farma Tbk	15,029,600	1,629,525
PT Pabrik Kertas Tjiwi Kimia Tbk	995,800	704,048
PT Pakuwon Jati Tbk	12,026,400	603,430
PT Perusahaan Gas Negara Tbk Series B	7,475,100	1,216,999
PT Semen Gresik (Persero) Tbk	2,115,748	2,004,393
PT Surya Citra Media Tbk	4,264,000	556,564
PT Tambang Batubara Bukit Asam Tbk	2,065,600	574,019
PT Telekomunikasi Indonesia Tbk Series B	35,716,465	9,510,842
PT Tower Bersama Infrastructure Tbk	1,568,900	434,888
PT Unilever Indonesia Tbk	1,066,239	3,404,482
PT United Tractors Tbk	1,201,300	2,290,900

TOTAL INDONESIA		81,401,886

Isle of Man - 0.1%
NEPI Rockcastle PLC	275,772	2,298,518
Korea (South) - 12.1%
AMOREPACIFIC Corp.	23,559	4,209,820
AMOREPACIFIC Group, Inc.	19,485	1,258,814
BGF Retail Co. Ltd.	5,511	1,034,487
BS Financial Group, Inc.	170,566	1,027,197
Celltrion Healthcare Co. Ltd.	35,639	2,314,678
Celltrion Pharm, Inc.	10,991	560,876
Celltrion, Inc. (a)	58,925	10,731,952
Cheil Industries, Inc.	53,691	4,727,904
Cheil Worldwide, Inc.	44,006	962,150
CJ CheilJedang Corp.	5,878	1,590,682
CJ Corp.	9,600	985,559
CJ O Shopping Co. Ltd.	7,692	1,446,533
Daelim Industrial Co.	19,943	1,658,476
Daewoo Engineering & Construction Co. Ltd. (a)	120,554	521,982
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	26,954	672,686
Db Insurance Co. Ltd. (a)	35,158	2,065,968
DGB Financial Group Co. Ltd.	122,894	888,968
Doosan Bobcat, Inc.	32,725	898,243
E-Mart Co. Ltd.	14,851	2,194,459
Fila Korea Ltd.	34,817	2,464,687
GS Engineering & Construction Corp.	41,916	1,462,006
GS Holdings Corp.	37,414	1,671,401
GS Retail Co. Ltd.	19,189	645,398
Hana Financial Group, Inc.	213,082	6,736,555
Hankook Tire Co. Ltd.	53,273	1,819,230
Hanmi Pharm Co. Ltd.	4,561	1,702,524
Hanmi Science Co. Ltd.	9,308	601,336
Hanon Systems	126,261	1,361,308
Hanwha Chemical Corp.	77,200	1,366,243
Hanwha Corp.	17,932	455,999
Hanwha Life Insurance Co. Ltd.	224,416	769,254
HDC Hyundai Development Co.	18,819	753,400
HLB, Inc. (a)	23,201	1,672,291
Hotel Shilla Co.	22,506	2,223,512
Hyundai Department Store Co. Ltd.	10,350	902,505
Hyundai Engineering & Construction Co. Ltd.	54,402	2,453,677
Hyundai Fire & Marine Insurance Co. Ltd.	44,555	1,464,101
Hyundai Glovis Co. Ltd.	13,339	1,827,794
Hyundai Heavy Industries Co. Ltd. (a)	26,930	2,880,375
Hyundai Mobis	48,266	9,640,677
Hyundai Motor Co.	110,230	13,115,742
Hyundai Robotics Co. Ltd.	6,993	2,054,627
Hyundai Steel Co.	57,823	2,299,984
Industrial Bank of Korea	181,243	2,203,236
ING Life Insurance Korea Ltd. (c)	24,047	735,452
Kakao Corp.	35,091	3,617,598
Kangwon Land, Inc.	83,589	2,441,582
KB Financial Group, Inc.	281,632	11,159,898
KCC Corp.	3,538	1,079,020
Kia Motors Corp.	186,935	7,266,955
Korea Aerospace Industries Ltd.	51,880	1,559,952
Korea Electric Power Corp.	182,229	4,427,188
Korea Express Co. Ltd. (a)	5,734	775,857
Korea Gas Corp. (a)	20,109	797,270
Korea Investment Holdings Co. Ltd.	30,386	1,785,554
Korea Zinc Co. Ltd.	6,052	2,352,669
Korean Air Lines Co. Ltd.	34,501	982,559
KT Corp.	2,064	48,480
KT&G Corp.	82,527	7,231,685
Kumho Petro Chemical Co. Ltd. (a)	12,145	957,819
LG Chemical Ltd.	33,997	10,543,653
LG Corp.	66,906	4,195,959
LG Display Co. Ltd.	162,015	2,764,827
LG Electronics, Inc.	74,630	4,859,884
LG Household & Health Care Ltd.	6,663	8,139,781
LG Innotek Co. Ltd.	9,095	957,155
LG Telecom Ltd.	74,348	913,374
Lotte Chemical Corp.	12,066	2,783,242
Lotte Confectionery Co. Ltd. (a)	19,702	830,219
Lotte Shopping Co. Ltd.	8,307	1,270,304
Medy-Tox, Inc.	3,121	1,499,086
Mirae Asset Daewoo Co. Ltd.	284,947	1,909,422
NAVER Corp.	99,239	10,188,109
NCSOFT Corp.	12,415	5,610,167
Netmarble Corp. (c)	18,185	1,991,897
Oci Co. Ltd.	13,055	1,044,167
Orion Corp./Republic of Korea	15,409	1,282,749
Ottogi Corp.	850	530,150
Pearl Abyss Corp. (a)	4,127	617,981
POSCO	55,812	12,259,784
POSCO Chemtech Co. Ltd.	16,003	787,770
Posco International Corp.	36,188	568,930
S-Oil Corp.	31,527	2,497,220
S1 Corp.	11,546	972,078
Samsung Biologics Co. Ltd. (a)(c)	11,718	3,422,754
Samsung Card Co. Ltd.	20,835	664,065
Samsung Electro-Mechanics Co. Ltd.	39,150	3,649,260
Samsung Electronics Co. Ltd.	3,414,737	134,505,452
Samsung Engineering Co. Ltd. (a)	111,894	1,638,983
Samsung Fire & Marine Insurance Co. Ltd.	21,858	5,708,570
Samsung Heavy Industries Co. Ltd. (a)	314,372	2,220,031
Samsung Life Insurance Co. Ltd.	49,627	3,619,670
Samsung SDI Co. Ltd.	39,068	7,937,717
Samsung SDS Co. Ltd.	24,590	4,584,179
Samsung Securities Co. Ltd.	39,617	1,213,345
Shinhan Financial Group Co. Ltd.	302,789	11,484,579
Shinsegae Co. Ltd.	4,985	1,456,087
SillaJen, Inc. (a)	41,671	2,341,289
SK C&C Co. Ltd.	22,485	4,954,771
SK Energy Co. Ltd.	45,949	7,204,141
SK Hynix, Inc.	412,570	28,000,644
SK Telecom Co. Ltd.	14,264	3,036,239
STX Pan Ocean Co. Ltd. (Korea) (a)	79,716	326,326
ViroMed Co. Ltd. (a)	9,640	2,155,731
Woongjin Coway Co. Ltd.	36,687	2,767,260
Woori Financial Group, Inc. (a)	336,136	3,999,522
Woori Investment & Securities Co. Ltd.	90,992	1,074,853
Yuhan Corp.	6,081	1,282,537

TOTAL KOREA (SOUTH)		469,784,747

Luxembourg - 0.0%
Reinet Investments SCA	105,378	1,775,109
Malaysia - 2.1%
AirAsia Group BHD	1,091,100	720,451
Alliance Bank Malaysia Bhd	741,200	727,844
AMMB Holdings Bhd	1,105,800	1,195,532
Axiata Group Bhd	1,945,551	1,868,143
British American Tobacco (Malaysia) Bhd	102,700	865,914
Bumiputra-Commerce Holdings Bhd	3,366,217	4,290,716
Dialog Group Bhd	2,644,665	2,059,698
DiGi.com Bhd	2,219,500	2,469,392
Fraser & Neave Holdings BHD	93,200	786,717
Gamuda Bhd	1,418,400	1,200,726
Genting Bhd	1,542,700	2,626,825
Genting Malaysia Bhd	2,114,640	1,626,449
Genting Plantations Bhd	186,700	475,048
Hap Seng Consolidated Bhd	447,400	1,069,129
Hartalega Holdings Bhd	959,100	1,166,833
Hong Leong Bank Bhd	441,300	2,132,585
Hong Leong Credit Bhd	170,900	794,461
IHH Healthcare Bhd	1,479,587	1,989,722
IJM Corp. Bhd	2,122,400	1,201,213
IOI Corp. Bhd	1,338,500	1,460,064
IOI Properties Group Bhd	1,231,125	407,943
Kuala Lumpur Kepong Bhd	304,600	1,822,664
Malayan Banking Bhd	2,694,124	6,027,487
Malaysia Airports Holdings Bhd	584,200	1,078,110
Maxis Bhd	1,689,200	2,189,893
MISC Bhd	812,900	1,356,636
Nestle (Malaysia) BHD	41,900	1,480,612
Petronas Chemicals Group Bhd	1,671,100	3,637,659
Petronas Dagangan Bhd	119,726	700,199
Petronas Gas Bhd	497,600	2,127,843
PPB Group Bhd	408,140	1,851,906
Press Metal Bhd	989,500	1,136,806
Public Bank Bhd	2,065,657	11,241,331
QL Resources Bhd	484,000	798,375
RHB Capital Bhd	605,860	873,365
Sime Darby Bhd	1,490,949	836,619
Sime Darby Plantation Bhd	1,711,449	2,135,948
Sime Darby Property Bhd	2,352,349	631,541
SP Setia Bhd	1,165,459	639,882
Telekom Malaysia Bhd	822,400	578,833
Tenaga Nasional Bhd	2,200,972	6,537,172
Top Glove Corp. Bhd	1,016,100	1,196,857
Westports Holdings Bhd	771,300	708,898
YTL Corp. Bhd	2,381,996	651,023

TOTAL MALAYSIA		81,375,064

Mexico - 2.7%
Alfa SA de CV Series A	2,168,300	2,191,432
Alsea S.A.B. de CV	372,700	833,170
America Movil S.A.B. de CV Series L	23,869,947	17,778,674
Banco Santander Mexico SA	1,325,545	2,226,285
CEMEX S.A.B. de CV unit (a)	10,358,386	4,791,869
Coca-Cola FEMSA S.A.B. de CV unit	382,469	2,439,740
El Puerto de Liverpool S.A.B. de CV Class C	137,910	892,739
Embotelladoras Arca S.A.B. de CV	318,900	1,810,174
Fibra Uno Administracion SA de CV	2,413,483	3,597,739
Fomento Economico Mexicano S.A.B. de CV unit	1,364,391	13,309,429
Gruma S.A.B. de CV Series B	154,745	1,546,736
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	257,527	2,618,502
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	149,195	2,457,366
Grupo Bimbo S.A.B. de CV Series A	1,018,770	2,268,859
Grupo Carso SA de CV Series A1	307,700	1,193,128
Grupo Financiero Banorte S.A.B. de CV Series O	1,842,781	11,648,030
Grupo Financiero Inbursa S.A.B. de CV Series O	1,674,900	2,563,891
Grupo Mexico SA de CV Series B	2,440,954	7,157,634
Grupo Televisa SA de CV	1,688,093	3,433,576
Industrias Penoles SA de CV	100,180	1,149,723
Infraestructura Energetica Nova S.A.B. de CV	387,700	1,694,753
Kimberly-Clark de Mexico SA de CV Series A	1,096,727	1,895,781
Megacable Holdings S.A.B. de CV unit	220,500	971,315
Mexichem S.A.B. de CV	758,320	1,760,423
Promotora y Operadora de Infraestructura S.A.B. de CV	140,980	1,434,062
Wal-Mart de Mexico SA de CV Series V	3,709,956	10,902,225

TOTAL MEXICO		104,567,255

Netherlands - 0.1%
X5 Retail Group NV GDR	86,550	2,627,707
Pakistan - 0.0%
Habib Bank Ltd.	427,000	384,753
MCB Bank Ltd.	286,100	384,646
Oil & Gas Development Co. Ltd.	499,700	497,861

TOTAL PAKISTAN		1,267,260

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	126,913	2,057,260
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,411,920	1,516,668
Aboitiz Power Corp.	1,035,555	754,259
Alliance Global Group, Inc.	3,021,700	873,351
Ayala Corp.	173,436	3,029,099
Ayala Land, Inc.	5,073,643	4,798,200
Bank of the Philippine Islands (BPI)	611,188	1,001,919
BDO Unibank, Inc.	1,371,861	3,551,572
DMCI Holdings, Inc.	2,932,700	632,321
Globe Telecom, Inc.	24,135	829,990
GT Capital Holdings, Inc.	60,747	1,015,188
International Container Terminal Services, Inc.	539,070	1,317,472
JG Summit Holdings, Inc.	2,042,560	2,604,501
Jollibee Food Corp.	313,843	1,846,920
Manila Electric Co.	162,680	1,210,043
Megaworld Corp.	8,266,100	894,323
Metro Pacific Investments Corp.	10,383,200	916,755
Metropolitan Bank & Trust Co.	1,158,127	1,661,339
Philippine Long Distance Telephone Co.	63,280	1,503,017
Robinsons Land Corp.	1,547,897	732,679
Security Bank Corp.	173,340	602,805
SM Investments Corp.	166,705	3,059,694
SM Prime Holdings, Inc.	6,998,700	5,604,639
Universal Robina Corp.	632,558	1,861,255

TOTAL PHILIPPINES		41,818,009

Poland - 1.1%
Alior Bank SA (a)	65,880	1,011,098
Bank Handlowy w Warszawie SA	23,941	389,677
Bank Millennium SA (a)	411,812	1,039,377
Bank Polska Kasa Opieki SA	119,829	3,565,285
Bank Zachodni WBK SA	24,862	2,581,544
BRE Bank SA	9,958	1,154,377
CD Projekt RED SA	47,743	2,684,837
Cyfrowy Polsat SA (a)	161,941	1,122,986
Dino Polska SA (a)(c)	35,090	1,166,162
Grupa Lotos SA	66,285	1,442,453
Jastrzebska Spolka Weglowa SA (a)	38,550	585,596
KGHM Polska Miedz SA (Bearer) (a)	101,104	2,721,100
LPP SA	931	2,086,646
NG2 SA	19,616	1,064,611
Polish Oil & Gas Co. SA	1,242,428	1,885,693
Polska Grupa Energetyczna SA (a)	604,055	1,504,822
Polski Koncern Naftowy Orlen SA	212,927	5,455,995
Powszechna Kasa Oszczednosci Bank SA	621,114	6,377,818
Powszechny Zaklad Ubezpieczen SA	427,976	4,703,710
Telekomunikacja Polska SA (a)	479,769	619,697

TOTAL POLAND		43,163,484

Qatar - 0.9%
Barwa Real Estate Co. (a)	138,779	1,323,084
Ezdan Holding Group (a)	566,528	1,666,556
Industries Qatar QSC (a)	128,905	4,284,146
Masraf al Rayan (a)	263,466	2,626,881
Qatar Electricity & Water Co. (a)	35,538	1,630,019
Qatar Insurance Co. SAQ (a)	103,372	1,088,306
Qatar Islamic Bank (a)	81,146	3,715,454
Qatar National Bank SAQ (a)	320,967	17,278,397
Qatar Telecom (Qtel) Q.S.C. (a)	51,239	914,794
The Commercial Bank of Qatar (a)	143,882	2,011,562

TOTAL QATAR		36,539,199

Russia - 3.6%
Alrosa Co. Ltd.	1,828,941	2,665,498
Gazprom OAO	5,653,726	14,367,412
Gazprom OAO sponsored ADR (Reg. S)	960,885	4,798,660
Inter Rao Ues JSC	21,801,158	1,321,768
Lukoil PJSC	294,592	25,139,747
Lukoil PJSC sponsored ADR	51,180	4,339,040
Magnit OJSC GDR (Reg. S)	248,614	3,545,236
Magnitogorsk Iron & Steel Works PJSC	1,545,700	1,056,664
MMC Norilsk Nickel PJSC	33,729	7,481,741
MMC Norilsk Nickel PJSC sponsored ADR	110,628	2,455,942
Mobile TeleSystems OJSC sponsored ADR	348,882	2,749,190
Moscow Exchange MICEX-RTS OAO	895,257	1,260,716
NOVATEK OAO GDR (Reg. S)	64,530	12,434,931
Novolipetsk Steel OJSC	858,896	2,272,899
PhosAgro OJSC GDR (Reg. S)	84,216	1,060,279
Polyus PJSC	18,725	1,458,903
Rosneft Oil Co. OJSC	623,771	4,136,847
Rosneft Oil Co. OJSC GDR (Reg. S)	211,063	1,403,991
RusHydro PJSC rights (a)	955,851	0
Sberbank of Russia	7,641,765	26,771,815
Severstal PAO	108,539	1,754,586
Severstal PAO GDR (Reg. S)	16,916	273,870
Surgutneftegas OJSC	4,265,462	1,620,587
Tatneft PAO	866,256	10,148,886
Tatneft PAO sponsored ADR	36,690	2,577,839
VTB Bank OJSC (a)	2,254,499,962	1,237,850

TOTAL RUSSIA		138,334,897

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	147,100	1,265,711
South Africa - 6.0%
Anglo American Platinum Ltd.	38,396	1,937,837
AngloGold Ashanti Ltd.	291,237	3,465,099
Aspen Pharmacare Holdings Ltd.	273,269	1,965,703
Barclays Africa Group Ltd.	510,571	5,862,733
Bidcorp Ltd.	234,834	4,958,847
Bidvest Group Ltd.	236,946	3,596,014
Capitec Bank Holdings Ltd.	28,710	2,682,724
Clicks Group Ltd.	181,119	2,477,298
Discovery Ltd.	250,526	2,522,948
Exxaro Resources Ltd.	180,066	2,055,937
FirstRand Ltd.	2,393,264	11,361,521
Fortress (REIT) Ltd.:
Class A	768,352	1,035,033
Class B	524,936	398,518
Foschini Ltd.	162,411	2,097,662
Gold Fields Ltd.	582,734	2,196,159
Growthpoint Properties Ltd.	2,071,251	3,602,427
Hyprop Investments Ltd.	162,791	796,600
Investec Ltd.	197,336	1,260,164
Kumba Iron Ore Ltd.	46,517	1,393,884
Liberty Holdings Ltd.	94,320	682,427
Life Healthcare Group Holdings Ltd.	953,399	1,736,179
MMI Holdings Ltd. (a)	683,854	853,324
Mondi Ltd.	85,695	1,888,765
Mr Price Group Ltd.	177,499	2,687,984
MTN Group Ltd.	1,201,060	8,679,033
MultiChoice Group Ltd. (a)	310,487	2,787,980
Naspers Ltd. Class N	310,487	79,872,948
Nedbank Group Ltd.	283,700	5,276,562
Netcare Ltd.	848,539	1,422,437
Oceana Group Ltd.	29,682	145,246
Old Mutual Ltd.	3,514,027	5,647,500
Pick 'n Pay Stores Ltd.	241,000	1,168,694
PSG Group Ltd.	109,705	2,032,898
Rand Merchant Insurance Holdings Ltd.	452,637	1,095,758
Redefine Properties Ltd.	3,942,082	2,714,401
Remgro Ltd.	374,442	5,081,993
Resilient Property Income Fund Ltd.	201,800	800,993
RMB Holdings Ltd.	497,018	2,900,459
Sanlam Ltd.	1,269,083	6,786,777
Sappi Ltd.	377,943	1,801,339
Sasol Ltd.	397,885	13,200,408
Shoprite Holdings Ltd.	312,095	3,759,976
Spar Group Ltd.	137,782	1,868,557
Standard Bank Group Ltd.	919,547	12,792,020
Telkom SA Ltd.	201,148	1,192,264
Tiger Brands Ltd.	114,742	1,992,845
Truworths International Ltd.	317,264	1,676,476
Vodacom Group Ltd.	428,085	3,451,014
Woolworths Holdings Ltd.	681,376	2,272,524

TOTAL SOUTH AFRICA		233,936,889

Taiwan - 11.2%
Acer, Inc.	2,095,000	1,420,305
Advantech Co. Ltd.	250,993	2,030,556
ASE Technology Holding Co. Ltd.	2,430,592	5,645,906
Asia Cement Corp.	1,569,000	2,119,790
ASUSTeK Computer, Inc.	493,502	3,768,898
AU Optronics Corp.	5,989,000	2,141,829
Catcher Technology Co. Ltd.	457,095	3,616,586
Cathay Financial Holding Co. Ltd.	5,804,033	8,395,582
Chang Hwa Commercial Bank	3,859,632	2,310,633
Cheng Shin Rubber Industry Co. Ltd.	1,394,000	1,860,802
Chicony Electronics Co. Ltd.	335,008	824,999
China Airlines Ltd.	1,965,000	623,164
China Development Finance Holding Corp.	9,779,000	3,148,698
China Life Insurance Co. Ltd.	1,863,053	1,549,429
China Steel Corp.	8,950,289	7,226,384
Chinatrust Financial Holding Co. Ltd.	12,463,778	8,530,480
Chunghwa Telecom Co. Ltd.	2,691,129	9,693,724
Compal Electronics, Inc.	2,354,000	1,519,717
Delta Electronics, Inc.	1,472,717	7,744,370
E.SUN Financial Holdings Co. Ltd.	6,906,186	5,665,388
ECLAT Textile Co. Ltd.	127,129	1,810,134
EVA Airways Corp.	1,750,067	857,987
Evergreen Marine Corp. (Taiwan)	1,657,472	726,773
Far Eastern Textile Ltd.	2,289,000	2,496,256
Far EasTone Telecommunications Co. Ltd.	1,122,348	2,753,025
Feng Tay Enterprise Co. Ltd.	237,720	1,927,023
First Financial Holding Co. Ltd.	6,988,181	4,986,389
Formosa Chemicals & Fibre Corp.	2,501,149	8,984,129
Formosa Petrochemical Corp.	878,347	3,254,506
Formosa Plastics Corp.	3,166,085	11,475,035
Formosa Taffeta Co. Ltd.	614,000	740,130
Foxconn Technology Co. Ltd.	526,710	1,179,481
Fubon Financial Holding Co. Ltd.	4,730,846	6,980,991
Giant Manufacturing Co. Ltd.	214,000	1,630,865
GlobalWafers Co. Ltd.	156,000	1,701,249
Highwealth Construction Corp.	585,000	936,129
HIWIN Technologies Corp.	163,917	1,556,846
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,334,465	26,249,596
Hotai Motor Co. Ltd.	184,000	2,780,661
Hua Nan Financial Holdings Co. Ltd.	5,370,871	3,510,828
Innolux Corp.	6,457,000	2,068,614
Inventec Corp.	1,804,000	1,447,777
Largan Precision Co. Ltd.	71,451	10,751,639
Lite-On Technology Corp.	1,517,044	2,137,961
MediaTek, Inc.	1,063,615	10,170,806
Mega Financial Holding Co. Ltd.	7,714,289	7,401,743
Micro-Star International Co. Ltd.	448,000	1,240,981
Nan Ya Plastics Corp.	3,662,358	9,256,040
Nanya Technology Corp.	770,000	1,629,603
Nien Made Enterprise Co. Ltd.	115,000	900,589
Novatek Microelectronics Corp.	411,000	2,679,972
Pegatron Corp.	1,407,000	2,654,459
Phison Electronics Corp.	87,000	817,860
Pou Chen Corp.	1,611,391	1,958,052
Powertech Technology, Inc.	529,981	1,320,579
President Chain Store Corp.	404,000	3,765,193
Quanta Computer, Inc.	1,823,000	3,492,382
Realtek Semiconductor Corp.	326,000	2,204,841
Ruentex Development Co. Ltd.	413,600	567,492
Ruentex Industries Ltd.	276,000	659,142
Shin Kong Financial Holding Co. Ltd.	7,462,361	2,110,577
Sinopac Holdings Co.	7,666,302	2,952,204
Standard Foods Corp.	293,016	518,671
Synnex Technology International Corp.	1,023,700	1,275,401
TaiMed Biologics, Inc. (a)	126,000	640,153
Taishin Financial Holdings Co. Ltd.	7,144,349	3,236,712
Taiwan Business Bank	2,755,329	1,136,834
Taiwan Cement Corp.	3,215,850	4,370,775
Taiwan Cooperative Financial Holding Co. Ltd.	6,229,129	4,132,326
Taiwan High Speed Rail Corp.	1,319,000	1,604,893
Taiwan Mobile Co. Ltd.	1,134,000	4,146,722
Taiwan Semiconductor Manufacturing Co. Ltd.	17,434,740	146,377,901
Tatung Co. Ltd. (a)	1,336,000	1,028,956
The Shanghai Commercial & Savings Bank Ltd.	2,000,000	3,223,092
Unified-President Enterprises Corp.	3,420,332	8,124,146
United Microelectronics Corp.	8,393,000	3,659,632
Vanguard International Semiconductor Corp.	646,000	1,431,979
Walsin Technology Corp.	226,000	1,382,241
Win Semiconductors Corp.	256,000	1,714,840
Winbond Electronics Corp.	1,893,000	983,194
Wistron Corp.	2,037,251	1,687,710
WPG Holding Co. Ltd.	1,080,880	1,425,340
Yageo Corp.	181,321	1,786,688
Yuanta Financial Holding Co. Ltd.	6,977,284	4,041,595

TOTAL TAIWAN		436,493,580

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	737,200	4,388,439
Airports of Thailand PCL (For. Reg.)	2,955,000	6,341,897
Bangkok Bank PCL (For. Reg.)	184,300	1,206,821
Bangkok Dusit Medical Services PCL (For. Reg.)	2,672,800	2,135,393
Bangkok Expressway and Metro PCL	5,382,200	1,838,051
Banpu PCL (For. Reg.)	1,466,700	753,627
Berli Jucker PCL (For. Reg)	808,800	1,305,027
BTS Group Holdings PCL	4,258,900	1,574,529
Bumrungrad Hospital PCL (For. Reg.)	248,700	1,379,178
C.P. ALL PCL (For. Reg.)	3,627,300	8,807,574
Central Pattana PCL (For. Reg.)	952,700	2,253,587
Charoen Pokphand Foods PCL (For. Reg.)	2,312,700	1,974,499
Electricity Generating PCL (For. Reg.)	80,700	748,404
Energy Absolute PCL	932,400	1,628,614
Glow Energy PCL (For. Reg.)	411,300	1,179,101
Gulf Energy Development PCL	342,000	1,119,731
Home Product Center PCL (For. Reg.)	3,027,200	1,489,059
Indorama Ventures PCL (For. Reg.)	1,341,700	1,923,170
IRPC PCL (For. Reg.)	7,410,300	1,311,763
Kasikornbank PCL	92,500	553,536
Kasikornbank PCL (For. Reg.)	1,204,800	7,190,864
Krung Thai Bank PCL (For. Reg.)	2,483,700	1,470,727
Land & House PCL (For. Reg.)	2,114,000	741,812
Minor International PCL (For. Reg.)	1,580,000	1,856,348
Muangthai Leasing PCL	450,069	726,202
PTT Exploration and Production PCL (For. Reg.)	958,800	4,010,333
PTT Global Chemical PCL (For. Reg.)	1,540,100	3,317,361
PTT PCL (For. Reg.)	7,332,200	11,199,021
Robinsons Department Store PCL (For. Reg.)	347,600	634,376
Siam Cement PCL (For. Reg.)	268,000	3,879,251
Siam Commercial Bank PCL (For. Reg.)	1,315,800	5,400,479
Thai Oil PCL (For. Reg.)	698,200	1,514,854
Thai Union Frozen Products PCL (For. Reg.)	1,493,800	884,556
TMB PCL (For. Reg.)	7,813,600	494,508
True Corp. PCL (For. Reg.)	6,812,237	1,099,178

TOTAL THAILAND		88,331,870

Turkey - 0.5%
Akbank TAS	1,836,374	1,883,492
Anadolu Efes Biracilik Ve Malt Sanayii A/S	161,598	536,773
Arcelik A/S (a)	158,182	486,192
Aselsan A/S	241,653	827,798
Bim Birlesik Magazalar A/S JSC	156,256	2,174,841
Eregli Demir ve Celik Fabrikalari T.A.S.	1,026,332	1,575,559
Ford Otomotiv Sanayi A/S	54,722	483,308
Haci Omer Sabanci Holding A/S	500,990	646,504
Koc Holding A/S	557,969	1,514,873
Petkim Petrokimya Holding A/S	648,440	485,768
TAV Havalimanlari Holding A/S	142,088	602,461
Tupras Turkiye Petrol Rafinerileri A/S	92,842	1,918,487
Turk Hava Yollari AO (a)	327,626	785,723
Turk Sise ve Cam Fabrikalari A/S	531,879	543,743
Turkcell Iletisim Hizmet A/S	810,487	1,697,881
Turkiye Garanti Bankasi A/S	1,690,609	2,314,816
Turkiye Halk Bankasi A/S	481,388	471,957
Turkiye Is Bankasi A/S Series C	925,538	831,401

TOTAL TURKEY		19,781,577

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	1,967,445	5,292,013
Aldar Properties PJSC	2,453,666	1,189,041
Damac Properties Dubai Co. PJSC	1,413,618	477,216
DP World Ltd.	119,709	2,394,180
Dubai Islamic Bank Pakistan Ltd. (a)	1,182,117	1,663,843
Emaar Development PJSC (a)	583,290	622,489
Emaar Malls Group PJSC (a)	1,433,480	679,051
Emaar Properties PJSC	2,530,267	3,306,503
Emirates Telecommunications Corp.	1,221,006	5,551,312
National Bank of Abu Dhabi PJSC (a)	1,936,894	8,436,983

TOTAL UNITED ARAB EMIRATES		29,612,631

United Kingdom - 0.0%
Mediclinic International PLC	1	4
United States of America - 0.4%
Southern Copper Corp.	62,532	2,402,479
Yum China Holdings, Inc.	257,483	12,240,742

TOTAL UNITED STATES OF AMERICA		14,643,221

TOTAL COMMON STOCKS
(Cost $3,020,528,353)		3,694,746,522

Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.6%
Ambev SA sponsored ADR	21	99
Banco Bradesco SA:
(PN)	2,938,860	26,667,170
(PN) sponsored ADR	338	3,062
Braskem SA (PN-A)	124,700	1,519,514
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	169,700	1,499,606
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	113,700	2,798,207
Companhia Energetica de Minas Gerais (CEMIG) (PN)	620,129	2,331,157
Gerdau SA	710,600	2,564,329
Itau Unibanco Holding SA	3,435,771	29,642,736
Itau Unibanco Holding SA sponsored ADR	1	9
Itausa-Investimentos Itau SA (PN)	3,148,612	9,563,635
Lojas Americanas SA (PN)	530,632	2,127,346
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,681,200	18,537,485
Telefonica Brasil SA	316,425	3,758,107

TOTAL BRAZIL		101,012,462

Chile - 0.1%
Embotelladora Andina SA Class B	251,417	897,573
Sociedad Quimica y Minera de Chile SA (PN-B)	83,461	2,975,786

TOTAL CHILE		3,873,359

Colombia - 0.1%
Bancolombia SA (PN)	327,427	4,141,890
Grupo Aval Acciones y Valores SA	2,874,647	1,106,916
Grupo de Inversiones Suramerica SA	85,147	918,031

TOTAL COLOMBIA		6,166,837

Korea (South) - 0.6%
AMOREPACIFIC Corp.	4,754	477,846
CJ Corp. (a)(d)	1,440	45,360
Hyundai Motor Co. Series 2	21,549	1,619,864
LG Chemical Ltd.	2,734	470,930
LG Household & Health Care Ltd.	1,480	1,028,617
Samsung Electronics Co. Ltd.	598,886	19,139,491

TOTAL KOREA (SOUTH)		22,782,108

Russia - 0.1%
AK Transneft OAO	343	891,236
Surgutneftegas OJSC	5,463,922	3,309,727

TOTAL RUSSIA		4,200,963

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $99,215,109)		138,035,729

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.49% (e)	40,972,121	40,980,315
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	43,227,697	43,232,019
TOTAL MONEY MARKET FUNDS
(Cost $84,212,334)		84,212,334
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,203,955,796)		3,916,994,585
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(28,607,240)
NET ASSETS - 100%		$3,888,387,345

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,075	June 2019	$58,060,750	$2,395,605	$2,395,605

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,068,390 or 1.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$681,133
Fidelity Securities Lending Cash Central Fund	254,413
Total	$935,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$460,479,060	$190,586,181	$269,892,879	$--
Consumer Discretionary	543,225,773	459,866,281	83,296,336	63,156
Consumer Staples	243,900,763	243,839,140	--	61,623
Energy	304,750,223	218,520,817	86,229,406	--
Financials	930,009,697	725,803,840	202,237,803	1,968,054
Health Care	101,332,603	97,904,950	3,427,653	--
Industrials	193,055,315	193,009,955	--	45,360
Information Technology	571,161,775	373,662,254	197,427,835	71,686
Materials	272,676,448	241,554,998	31,121,450	--
Real Estate	119,203,645	119,203,645	--	--
Utilities	92,986,949	88,559,761	4,427,188	--
Money Market Funds	84,212,334	84,212,334	--	--
Total Investments in Securities:	$3,916,994,585	$3,036,724,156	$878,060,550	$2,209,879
Derivative Instruments:
Assets
Futures Contracts	$2,395,605	$2,395,605	$--	$--
Total Assets	$2,395,605	$2,395,605	$--	$--
Total Derivative Instruments:	$2,395,605	$2,395,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,395,605	$0
Total Equity Risk	2,395,605	0
Total Value of Derivatives	$2,395,605	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,540,078) — See accompanying schedule: Unaffiliated issuers (cost $3,119,743,462)	$3,832,782,251
Fidelity Central Funds (cost $84,212,334)	84,212,334
Total Investment in Securities (cost $3,203,955,796)		$3,916,994,585
Segregated cash with brokers for derivative instruments		2,852,200
Foreign currency held at value (cost $14,695,165)		14,524,638
Receivable for investments sold		1,729
Receivable for fund shares sold		2,174,759
Dividends receivable		4,331,418
Distributions receivable from Fidelity Central Funds		153,849
Receivable from investment adviser for expense reductions		278,434
Other receivables		10,388
Total assets		3,941,322,000
Liabilities
Payable for investments purchased	$1,416,806
Payable for fund shares redeemed	4,909,543
Accrued management fee	294,446
Payable for daily variation margin on futures contracts	80,264
Other affiliated payables	245,372
Other payables and accrued expenses	2,744,361
Collateral on securities loaned	43,243,863
Total liabilities		52,934,655
Net Assets		$3,888,387,345
Net Assets consist of:
Paid in capital		$3,379,440,375
Total distributable earnings (loss)		508,946,970
Net Assets, for 277,531,212 shares outstanding		$3,888,387,345
Net Asset Value, offering price and redemption price per share ($3,888,387,345 ÷ 277,531,212 shares)		$14.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$32,836,337
Interest		61,746
Income from Fidelity Central Funds		935,546
Income before foreign taxes withheld		33,833,629
Less foreign taxes withheld		(3,933,251)
Total income		29,900,378
Expenses
Management fee	$1,742,873
Transfer agent fees	1,452,394
Independent trustees' fees and expenses	8,865
Interest	69,721
Commitment fees	5,635
Total expenses before reductions	3,279,488
Expense reductions	(1,694,239)
Total expenses after reductions		1,585,249
Net investment income (loss)		28,315,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $15,364)	(190,121,421)
Fidelity Central Funds	(177)
Foreign currency transactions	(163,774)
Futures contracts	6,921,689
Total net realized gain (loss)		(183,363,683)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,107,877)	643,406,758
Assets and liabilities in foreign currencies	(87,107)
Futures contracts	7,990,062
Total change in net unrealized appreciation (depreciation)		651,309,713
Net gain (loss)		467,946,030
Net increase (decrease) in net assets resulting from operations		$496,261,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,315,129	$95,166,940
Net realized gain (loss)	(183,363,683)	(22,190,337)
Change in net unrealized appreciation (depreciation)	651,309,713	(645,966,260)
Net increase (decrease) in net assets resulting from operations	496,261,159	(572,989,657)
Distributions to shareholders	(95,358,527)	(82,362,292)
Share transactions
Proceeds from sales of shares	932,914,786	2,215,008,539
Reinvestment of distributions	76,253,303	65,006,032
Cost of shares redeemed	(1,779,377,365)	(576,697,558)
Net increase (decrease) in net assets resulting from share transactions	(770,209,276)	1,703,317,013
Total increase (decrease) in net assets	(369,306,644)	1,047,965,064
Net Assets
Beginning of period	4,257,693,989	3,209,728,925
End of period	$3,888,387,345	$4,257,693,989
Other Information
Shares
Sold	70,699,953	155,713,369
Issued in reinvestment of distributions	6,105,149	4,495,578
Redeemed	(136,692,522)	(39,711,303)
Net increase (decrease)	(59,887,420)	120,497,644

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$14.80	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.36	.31	.25
Net realized and unrealized gain (loss)	1.61	(2.18)	2.76	1.69
Total from investment operations	1.71	(1.82)	3.07	1.94
Distributions from net investment income	(.32)	(.27)	(.13)	–
Distributions from net realized gain	–	(.09)	(.08)	–
Total distributions	(.32)	(.36)	(.21)	–
Net asset value, end of period	$14.01	$12.62	$14.80	$11.94
Total ReturnC,D	13.88%	(12.61)%	26.24%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.17%	.17%	.33%G
Expenses net of fee waivers, if any	.08%G	.08%	.09%	.11%G
Expenses net of all reductions	.08%G	.08%	.09%	.11%G
Net investment income (loss)	1.46%G	2.48%	2.36%	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,888,387	$4,257,694	$3,209,729	$1,461,386
Portfolio turnover rateH	5%G	3%	2%	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$898,484,360
Gross unrealized depreciation	(188,695,690)
Net unrealized appreciation (depreciation)	$709,788,670
Tax cost	$3,209,601,520

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,976,832)
Long-term	(15,640,212)
Total no expiration	$(23,617,044)
Total capital loss carryforward	$(23,617,044)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,921,075 and $823,653,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,888,296	2.51%	$22,372

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,635 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $254,413. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $63,220,500. The weighted average interest rate was 2.70%. The interest expense amounted to $47,349 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,644,527.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $49,712.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Emerging Markets Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.08%	$1,000.00	$1,138.80	$.42
Hypothetical-C		$1,000.00	$1,024.40	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SV6-SANN-0619
1.9870287.103

Fidelity Flex℠ Funds Fidelity Flex℠ International Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
9.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.4
Industrials	11.3
Consumer Discretionary	11.1
Consumer Staples	9.3
Information Technology	8.2
Health Care	7.7
Materials	7.2
Energy	7.0
Communication Services	6.6
Real Estate	3.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	15.3%
United Kingdom	10.4%
Canada	6.8%
France	6.8%
Germany	5.8%
Switzerland	5.7%
Cayman Islands	4.8%
Australia	4.4%
United States of America*	3.6%
Other	36.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	9,625	$150,834
Alumina Ltd.	40,135	63,377
Amcor Ltd.	17,406	196,694
AMP Ltd.	44,133	70,623
APA Group unit	17,256	117,024
Aristocrat Leisure Ltd.	8,936	164,289
ASX Ltd.	3,011	158,134
Aurizon Holdings Ltd.	29,774	99,909
Australia & New Zealand Banking Group Ltd.	43,264	829,572
Bank of Queensland Ltd.	6,393	41,778
Bendigo & Adelaide Bank Ltd.	8,073	58,618
BHP Billiton Ltd.	44,295	1,172,149
BlueScope Steel Ltd.	8,390	79,550
Boral Ltd.	19,641	67,153
Brambles Ltd.	24,634	209,257
Caltex Australia Ltd.	3,993	76,592
Challenger Ltd.	7,563	43,825
Cimic Group Ltd.	1,615	57,596
Coca-Cola Amatil Ltd.	7,113	44,126
Cochlear Ltd.	851	112,382
Coles Group Ltd. (a)	16,631	147,840
Commonwealth Bank of Australia	26,592	1,396,954
Computershare Ltd.	7,300	91,756
Crown Ltd.	5,216	48,868
CSL Ltd.	6,871	961,816
DEXUS Property Group unit	14,741	129,896
Dominos Pizza Enterprises Ltd.	911	27,615
Flight Centre Travel Group Ltd.	749	20,275
Fortescue Metals Group Ltd.	22,448	113,147
Goodman Group unit	24,863	230,658
Harvey Norman Holdings Ltd.	8,770	25,781
Incitec Pivot Ltd.	22,647	53,802
Insurance Australia Group Ltd.	35,603	197,775
Lendlease Group unit	8,799	82,498
Macquarie Group Ltd.	4,862	461,680
Medibank Private Ltd.	42,036	84,751
Mirvac Group unit	57,197	114,109
National Australia Bank Ltd.	40,950	731,164
Newcrest Mining Ltd.	11,754	207,232
Orica Ltd.	5,598	73,401
Origin Energy Ltd.	25,513	132,552
QBE Insurance Group Ltd.	20,701	188,690
Ramsay Health Care Ltd.	2,108	97,068
realestate.com.au Ltd.	865	48,722
Rio Tinto Ltd.	5,602	376,629
Santos Ltd.	25,714	130,334
Scentre Group unit	80,785	217,547
SEEK Ltd.	4,633	59,474
Sonic Healthcare Ltd.	6,389	115,526
South32 Ltd.	78,213	184,155
SP AusNet	25,051	31,346
Stockland Corp. Ltd. unit	37,297	99,123
Suncorp Group Ltd.	20,235	189,292
Sydney Airport unit	17,545	94,247
Tabcorp Holdings Ltd.	28,447	96,057
Telstra Corp. Ltd.	63,305	150,839
The GPT Group unit	26,422	106,728
TPG Telecom Ltd.	5,039	23,942
Transurban Group unit	39,869	377,740
Treasury Wine Estates Ltd.	10,549	127,908
Vicinity Centres unit	51,563	92,327
Washington H. Soul Pattinson & Co. Ltd.	1,407	22,803
Wesfarmers Ltd.	17,092	433,885
Westpac Banking Corp.	51,681	1,003,976
Woodside Petroleum Ltd.	14,487	361,424
Woolworths Group Ltd.	19,909	447,010
WorleyParsons Ltd.	5,230	52,796

TOTAL AUSTRALIA		14,276,640

Austria - 0.2%
Andritz AG	963	45,904
Erste Group Bank AG	4,672	187,072
OMV AG	2,187	117,128
Raiffeisen International Bank-Holding AG	1,987	52,974
Verbund AG	1,126	55,846
Voestalpine AG	1,769	56,805

TOTAL AUSTRIA		515,729

Bailiwick of Jersey - 0.5%
Experian PLC	13,880	404,032
Ferguson PLC	3,577	253,744
Glencore Xstrata PLC	170,137	675,029
Polymetal International PLC	2,301	24,143
WPP PLC	19,256	240,272

TOTAL BAILIWICK OF JERSEY		1,597,220

Belgium - 0.7%
Ageas	2,659	140,170
Anheuser-Busch InBev SA NV	11,525	1,024,655
Colruyt NV	838	60,398
Groupe Bruxelles Lambert SA	1,167	111,545
KBC Groep NV	3,845	284,715
Proximus	2,351	65,790
Solvay SA Class A	1,098	131,957
Telenet Group Holding NV	690	36,621
UCB SA	2,008	159,274
Umicore SA	3,279	126,882

TOTAL BELGIUM		2,142,007

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	50,000	59,785
Alibaba Pictures Group Ltd. (a)	210,000	47,114
Beijing Enterprises Water Group Ltd.	72,000	44,697
Brilliance China Automotive Holdings Ltd.	44,000	48,404
Cheung Kong Infrastructure Holdings Ltd.	10,500	85,260
China Gas Holdings Ltd.	28,200	90,767
China Oriental Group Co. Ltd. (H Shares)	16,000	9,810
China Resource Gas Group Ltd.	12,000	55,527
Cosco Shipping Ports Ltd.	28,413	28,323
Credicorp Ltd. (United States)	1,050	248,745
Dairy Farm International Holdings Ltd.	4,700	36,801
GOME Electrical Appliances Holdings Ltd. (a)	148,000	16,979
Haier Electronics Group Co. Ltd.	18,000	51,512
HengTen Networks Group Ltd. (a)	216,000	6,195
Hongkong Land Holdings Ltd.	16,900	117,793
Jardine Matheson Holdings Ltd.	3,356	220,825
Jardine Strategic Holdings Ltd.	3,262	123,369
Kerry Properties Ltd.	9,000	38,433
Kunlun Energy Co. Ltd.	48,000	50,663
Luye Pharma Group Ltd. (b)	23,500	21,269
Nine Dragons Paper (Holdings) Ltd.	21,000	19,408
NWS Holdings Ltd.	26,000	54,023
Shangri-La Asia Ltd.	18,000	25,515
Shenzhen International Holdings Ltd.	14,000	30,196
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	20,442
Yue Yuen Industrial (Holdings) Ltd.	12,000	38,777

TOTAL BERMUDA		1,590,632

Brazil - 1.1%
Ambev SA	71,600	337,266
Atacadao Distribuicao Comercio e Industria Ltda	5,500	29,737
B2W Companhia Global do Varejo (a)	2,300	22,436
Banco Bradesco SA	16,837	133,112
Banco do Brasil SA	13,400	169,777
Banco Santander SA (Brasil) unit	6,000	68,874
BB Seguridade Participacoes SA	9,400	67,747
BM&F BOVESPA SA	31,700	278,510
BR Malls Participacoes SA	11,900	37,329
Brasil Foods SA (a)	7,500	59,390
CCR SA	16,400	48,893
Centrais Eletricas Brasileiras SA (Electrobras) (a)	3,600	30,022
Cielo SA	19,140	37,488
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,900	58,734
Companhia Siderurgica Nacional SA (CSN)	10,100	37,452
Cosan SA Industria e Comercio	2,400	28,688
Drogasil SA	3,600	63,478
Embraer SA	8,700	43,577
ENGIE Brasil Energia SA	3,250	36,875
Equatorial Energia SA	2,600	54,439
Hypermarcas SA	5,000	35,806
IRB Brasil Resseguros SA	2,100	50,289
JBS SA	13,100	66,050
Klabin SA unit	9,400	39,795
Kroton Educacional SA	21,700	53,958
Localiza Rent A Car SA	8,800	81,243
Lojas Renner SA	10,300	123,145
M. Dias Branco SA	1,700	18,031
Magazine Luiza SA	1,200	58,533
Multiplan Empreendimentos Imobiliarios SA	3,900	23,831
Natura Cosmeticos SA	2,900	38,636
Petrobras Distribuidora SA	5,000	30,221
Petroleo Brasileiro SA - Petrobras (ON)	42,800	327,023
Porto Seguro SA	1,300	17,943
Rumo SA (a)	18,000	83,089
Sul America SA unit	2,900	23,075
Suzano Papel e Celulose SA	8,330	86,527
TIM Participacoes SA	10,800	32,198
Ultrapar Participacoes SA	11,800	63,197
Vale SA	47,873	611,675
Weg SA	11,680	55,345

TOTAL BRAZIL		3,563,434

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	3,640	150,741
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,680	393,859
AltaGas Ltd.	4,077	54,200
ARC Resources Ltd.	4,917	31,234
ATCO Ltd. Class I (non-vtg.)	1,273	43,662
Bank of Montreal	9,719	767,683
Bank of Nova Scotia	18,545	1,021,311
Barrick Gold Corp. (Canada)	26,608	338,236
Bausch Health Cos., Inc. (Canada) (a)	4,665	107,737
BCE, Inc.	2,316	103,621
BlackBerry Ltd. (a)	8,565	78,573
Bombardier, Inc. Class B (sub. vtg.) (a)	29,702	50,771
Brookfield Asset Management, Inc. Class A	12,804	617,310
CAE, Inc.	4,127	95,990
Cameco Corp.	6,146	67,805
Canadian Imperial Bank of Commerce	6,804	572,934
Canadian National Railway Co.	11,039	1,025,374
Canadian Natural Resources Ltd.	18,476	554,680
Canadian Pacific Railway Ltd.	2,183	489,118
Canadian Tire Ltd. Class A (non-vtg.)	929	102,254
Canadian Utilities Ltd. Class A (non-vtg.)	1,863	51,355
CCL Industries, Inc. Class B	2,295	97,902
Cenovus Energy, Inc. (Canada)	15,263	151,297
CGI Group, Inc. Class A (sub. vtg.) (a)	3,838	276,255
CI Financial Corp.	3,784	54,428
Constellation Software, Inc.	310	273,525
Dollarama, Inc.	4,510	135,465
Emera, Inc.	1,041	39,093
Empire Co. Ltd. Class A (non-vtg.)	2,769	61,593
Enbridge, Inc.	30,659	1,132,577
Encana Corp. (Toronto)	23,144	160,317
Fairfax Financial Holdings Ltd. (sub. vtg.)	438	208,875
Finning International, Inc.	2,412	43,300
First Capital Realty, Inc.	3,348	53,355
First Quantum Minerals Ltd.	10,202	107,754
Fortis, Inc.	6,800	251,352
Franco-Nevada Corp.	2,891	207,141
George Weston Ltd.	1,164	86,911
Gildan Activewear, Inc.	3,138	115,710
Great-West Lifeco, Inc.	4,698	118,072
H&R (REIT) unit	2,168	37,042
Husky Energy, Inc.	4,898	53,159
Hydro One Ltd. (b)	5,551	89,830
iA Financial Corp, Inc.	1,927	76,723
IGM Financial, Inc.	1,276	35,241
Imperial Oil Ltd.	4,513	131,108
Intact Financial Corp.	2,203	180,242
Inter Pipeline Ltd.	6,015	97,968
Keyera Corp.	3,506	81,022
Kinross Gold Corp. (a)	17,619	56,025
Loblaw Companies Ltd.	2,988	146,378
Lundin Mining Corp.	9,070	48,678
Magna International, Inc. Class A (sub. vtg.)	4,911	273,355
Manulife Financial Corp.	30,222	556,525
Methanex Corp.	1,037	56,847
Metro, Inc. Class A (sub. vtg.)	3,912	141,623
National Bank of Canada	5,328	253,813
Nutrien Ltd.	9,348	506,998
Onex Corp. (sub. vtg.)	1,353	78,481
Open Text Corp.	4,369	167,951
Pembina Pipeline Corp.	8,006	286,249
Power Corp. of Canada (sub. vtg.)	5,429	124,571
Power Financial Corp.	3,810	90,806
PrairieSky Royalty Ltd.	3,191	45,994
Restaurant Brands International, Inc.	3,451	225,241
Restaurant Brands International, Inc.	241	15,723
RioCan (REIT)	2,375	45,667
Rogers Communications, Inc. Class B (non-vtg.)	5,664	285,166
Royal Bank of Canada	21,590	1,720,657
Saputo, Inc.	3,453	118,073
Seven Generations Energy Ltd. (a)	3,828	30,002
Shaw Communications, Inc. Class B	7,468	151,233
Shopify, Inc. Class A (a)	1,374	334,090
Smart (REIT)	1,386	35,051
SNC-Lavalin Group, Inc.	2,662	66,366
Sun Life Financial, Inc.	9,387	389,998
Suncor Energy, Inc.	24,558	809,862
Teck Resources Ltd. Class B (sub. vtg.)	7,860	185,866
TELUS Corp.	3,195	117,645
The Stars Group, Inc. (a)	2,873	54,213
The Toronto-Dominion Bank	27,648	1,577,114
Thomson Reuters Corp.	3,090	190,954
Tourmaline Oil Corp.	3,999	59,789
TransCanada Corp.	13,980	667,225
Turquoise Hill Resources Ltd. (a)	14,720	21,975
Vermilion Energy, Inc.	2,053	52,425
West Fraser Timber Co. Ltd.	775	39,898
Wheaton Precious Metals Corp.	6,471	139,979
WSP Global, Inc.	1,607	86,773

TOTAL CANADA		21,330,984

Cayman Islands - 4.8%
3SBio, Inc. (b)	19,500	36,043
51job, Inc. sponsored ADR (a)	354	32,688
58.com, Inc. ADR (a)	1,364	97,922
AAC Technology Holdings, Inc.	11,500	74,706
Agile Property Holdings Ltd.	26,000	39,308
Airtac International Group	2,000	26,665
Alibaba Group Holding Ltd. sponsored ADR (a)	19,556	3,629,007
Anta Sports Products Ltd.	16,000	112,788
ASM Pacific Technology Ltd.	4,200	48,640
Autohome, Inc. ADR Class A (a)(c)	901	104,056
Baidu.com, Inc. sponsored ADR (a)	4,187	696,005
Baozun, Inc. sponsored ADR (a)(c)	658	31,913
BeiGene Ltd. ADR (a)(c)	495	61,494
Car, Inc. (a)	7,000	5,666
Chailease Holding Co. Ltd.	20,260	86,214
Cheung Kong Property Holdings Ltd.	39,000	313,201
China Conch Venture Holdings Ltd.	25,500	86,140
China First Capital Group Ltd. (a)	44,000	18,509
China Hongqiao Group Ltd.	29,500	24,293
China Investment Fund International Holdings Co. Ltd. (d)	16,000	47,114
China Literature Ltd. (a)(b)	3,800	17,245
China Medical System Holdings Ltd.	22,000	19,491
China Mengniu Dairy Co. Ltd.	40,000	147,869
China Resources Cement Holdings Ltd.	38,000	38,025
China Resources Land Ltd.	42,000	182,834
China State Construction International Holdings Ltd.	32,000	33,163
China Zhongwang Holdings Ltd.	15,600	8,511
CIFI Holdings Group Co. Ltd.	52,000	34,535
CK Hutchison Holdings Ltd.	41,000	430,655
Country Garden Holdings Co. Ltd.	116,000	186,906
Country Garden Services Holdings Co. Ltd.	18,000	33,270
Ctrip.com International Ltd. ADR (a)	6,222	274,079
Dali Foods Group Co. Ltd. (b)	33,000	23,473
ENN Energy Holdings Ltd.	11,300	106,737
Evergrande Real Estate Group Ltd.	38,000	121,826
Fullshare Holdings Ltd.	85,000	9,535
Future Land Development Holding Ltd.	26,000	30,989
GDS Holdings Ltd. ADR (a)(c)	795	31,108
Geely Automobile Holdings Ltd.	76,000	152,488
Genscript Biotech Corp. (a)	14,000	35,692
Greentown China Holdings Ltd.	8,500	7,693
Greentown Service Group Co. Ltd.	12,000	10,356
Haitian International Holdings Ltd.	7,000	17,525
Hengan International Group Co. Ltd.	11,000	96,962
Huazhu Group Ltd. ADR	2,030	86,072
Hutchison China Meditech Ltd. sponsored ADR (a)	699	21,026
iQIYI, Inc. ADR (a)(c)	1,681	37,167
JD.com, Inc. sponsored ADR (a)	11,133	336,996
Jiayuan International Group Ltd.	16,134	7,219
Kaisa Group Holdings Ltd.	20,000	8,490
Kingboard Chemical Holdings Ltd.	11,500	37,455
Kingboard Laminates Holdings Ltd.	18,500	19,408
Kingdee International Software Group Co. Ltd.	33,000	40,383
Kingsoft Corp. Ltd.	12,000	30,670
KWG Property Holding Ltd.	18,500	21,649
Lee & Man Paper Manufacturing Ltd.	23,000	18,647
Lijun International Pharmaceutical Holding Ltd.	24,000	22,670
Logan Property Holdings Co. Ltd.	18,000	28,681
Longfor Properties Co. Ltd.	23,000	84,731
Meitu, Inc. (a)(b)	16,500	6,058
Meituan Dianping Class B	4,500	32,697
Melco Crown Entertainment Ltd. sponsored ADR	3,770	94,627
MGM China Holdings Ltd.	12,000	24,720
Minth Group Ltd.	12,000	37,859
Momo, Inc. ADR	2,252	78,978
NetEase, Inc. ADR	1,177	334,892
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,186	208,676
Nexteer Auto Group Ltd.	11,000	17,219
Noah Holdings Ltd. sponsored ADR (a)	388	21,084
Pinduoduo, Inc. ADR (c)	2,896	64,378
Sands China Ltd.	37,200	204,380
Semiconductor Manufacturing International Corp. (a)	42,000	44,970
Shenzhou International Group Holdings Ltd.	11,700	157,048
Shimao Property Holdings Ltd.	18,000	54,839
Shui On Land Ltd.	34,500	8,400
SINA Corp. (a)	995	62,625
Sino Biopharmaceutical Ltd.	108,500	104,284
SOHO China Ltd.	31,000	11,223
Sunac China Holdings Ltd.	37,000	190,782
Sunny Optical Technology Group Co. Ltd.	10,500	128,024
TAL Education Group ADR (a)	5,452	209,738
Tencent Holdings Ltd.	86,100	4,243,668
Tencent Music Entertainment Group ADR (a)	1,222	21,018
Tingyi (Cayman Islands) Holding Corp.	28,000	46,043
Towngas China Co. Ltd.	9,181	7,303
Uni-President China Holdings Ltd.	13,000	11,898
Vipshop Holdings Ltd. ADR (a)	6,982	60,115
Want Want China Holdings Ltd.	72,000	57,088
Weibo Corp. sponsored ADR (a)	860	58,910
WH Group Ltd. (b)	131,000	155,300
Wharf Real Estate Investment Co. Ltd.	18,000	137,900
Wuxi Biologics (Cayman), Inc. (a)(b)	7,000	70,403
Wynn Macau Ltd.	22,000	63,099
Xiaomi Corp. Class B (b)	53,600	82,127
Xinyi Solar Holdings Ltd.	45,098	25,697
Yihai International Holding Ltd.	6,000	29,599
Yuzhou Properties Co.	16,653	8,788
YY, Inc. ADR (a)	752	63,627
Zhen Ding Technology Holding Ltd.	6,000	21,455
Zhongsheng Group Holdings Ltd. Class H	8,500	22,321
ZTO Express (Cayman), Inc. sponsored ADR	4,791	95,485

TOTAL CAYMAN ISLANDS		15,803,948

Chile - 0.2%
Aguas Andinas SA	45,960	26,464
Banco de Chile (a)	377,485	55,383
Banco de Credito e Inversiones (a)	625	41,614
Banco Santander Chile	895,867	62,961
Cencosud SA	20,403	38,709
Colbun SA (a)	131,544	29,405
Compania Cervecerias Unidas SA	2,280	31,509
Compania de Petroleos de Chile SA (COPEC)	5,375	67,455
CorpBanca SA	1,664,747	14,870
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,550	26,704
Empresas CMPC SA	20,893	70,326
Enel Chile SA	408,328	41,146
Enersis SA	435,699	76,455
LATAM Airlines Group SA	4,328	42,922
S.A.C.I. Falabella	11,329	83,632

TOTAL CHILE		709,555

China - 2.8%
Agricultural Bank of China Ltd.:
(A Shares)	21,800	12,171
(H Shares)	423,000	195,194
Air China Ltd. (H Shares)	28,000	33,372
Aluminum Corp. of China Ltd. (H Shares) (a)	68,000	26,611
Angang Steel Co. Ltd. (H Shares)	22,000	14,779
Anhui Conch Cement Co. Ltd. (H Shares)	19,500	118,942
AviChina Industry & Technology Co. Ltd. (H Shares)	38,000	22,331
Baic Motor Corp. Ltd. (H Shares) (b)	28,000	19,631
Bank Communications Co. Ltd. (H Shares)	135,000	113,751
Bank of Beijing Co. Ltd. (A Shares)	22,200	20,997
Bank of China Ltd.:
(A Shares)	6,000	3,466
(H Shares)	1,189,000	566,854
Bank of Jiangsu Co. Ltd. (A Shares)	24,700	26,919
Bank of Nanjing Co. Ltd. (A Shares)	6,000	7,724
Bank of Shanghai Co. Ltd. (A Shares)	6,860	12,905
Baoshan Iron & Steel Co. Ltd. (A Shares)	7,300	7,772
BBMG Corp. (H Shares)	60,000	21,110
Beijing Capital International Airport Co. Ltd. (H Shares)	26,000	23,134
BOE Technology Group Co. Ltd. (A Shares)	18,600	9,942
BYD Co. Ltd. (H Shares)	11,000	74,878
CGN Power Co. Ltd. (H Shares) (b)	132,000	34,831
China Cinda Asset Management Co. Ltd. (H Shares)	114,000	30,372
China CITIC Bank Corp. Ltd. (H Shares)	130,000	83,355
China Coal Energy Co. Ltd. (H Shares)	18,000	7,939
China Communications Construction Co. Ltd. (H Shares)	63,000	60,633
China Communications Services Corp. Ltd. (H Shares)	32,000	25,780
China Construction Bank Corp. (H Shares)	1,441,000	1,270,336
China Eastern Airlines Corp. Ltd. (H Shares)	30,000	21,301
China Everbright Bank Co. Ltd. (H Shares)	48,000	23,679
China Fortune Land Development Co. Ltd. (A Shares)	2,300	10,730
China Galaxy Securities Co. Ltd. (H Shares)	59,000	38,582
China Huarong Asset Management Co. Ltd. (b)	141,000	30,196
China International Capital Corp. Ltd. (H Shares) (b)	14,400	30,912
China International Marine Containers Group Co. Ltd.:
(H Shares)	4,400	5,547
rights (a)(d)	42	44
China International Travel Service Corp. Ltd. (A Shares)	900	10,355
China Life Insurance Co. Ltd. (H Shares)	115,000	326,785
China Longyuan Power Grid Corp. Ltd. (H Shares)	41,000	28,223
China Merchants Bank Co. Ltd. (H Shares)	63,500	314,262
China Merchants Securities Co. Ltd. (A Shares)	3,800	9,891
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	3,500	11,433
China Minsheng Banking Corp. Ltd. (H Shares)	104,900	78,761
China Molybdenum Co. Ltd.:
(H Shares)	48,000	18,050
Class A	19,000	11,877
China National Building Materials Co. Ltd. (H Shares)	57,000	52,969
China National Nuclear Power Co. Ltd. (A Shares)	11,400	10,038
China Oilfield Services Ltd. (H Shares)	30,000	32,123
China Pacific Insurance (Group) Co. Ltd. (H Shares)	43,000	176,225
China Petroleum & Chemical Corp.:
(A Shares)	18,500	15,602
(H Shares)	374,000	287,497
China Railway Construction Corp. Ltd. (H Shares)	38,500	45,445
China Railway Group Ltd. (H Shares)	51,000	40,177
China Railway Signal & Communications Corp. (H Shares) (b)	22,000	16,153
China Reinsurance Group Corp. (H Shares)	82,000	16,724
China Shenhua Energy Co. Ltd.:
(A Shares)	5,800	16,957
(H Shares)	43,000	95,046
China Shipping Container Lines Co. Ltd. (H Shares) (a)	37,000	4,999
China Shipping Development Co. Ltd. (H Shares)	12,000	7,755
China Southern Airlines Ltd. (H Shares)	32,000	27,901
China State Construction Engineering Corp. Ltd. (A Shares)	5,600	5,097
China Telecom Corp. Ltd. (H Shares)	214,000	110,754
China Tower Corp. Ltd. (H Shares) (b)	584,000	157,822
China United Network Communications Ltd. (A Shares)	13,100	12,974
China Vanke Co. Ltd. (H Shares)	22,200	85,887
China Yangtze Power Co. Ltd. (A Shares)	2,000	5,010
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,000	4,191
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	15,179
CITIC Securities Co. Ltd.:
(A Shares)	5,100	17,447
(H Shares)	31,000	67,020
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	40,500	18,844
CRRC Corp. Ltd. (H Shares)	62,000	54,138
Daqin Railway Co. Ltd. (A Shares)	6,400	8,096
Datang International Power Generation Co. Ltd. (H Shares)	26,000	6,728
Dongfeng Motor Group Co. Ltd. (H Shares)	40,000	38,803
Focus Media Information Technology Co. Ltd. (A Shares)	7,100	6,431
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	900	11,931
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	7,600	26,690
GF Securities Co. Ltd. (H Shares)	22,400	30,267
Great Wall Motor Co. Ltd. (H Shares)	44,500	36,134
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,800	14,855
Guangzhou Automobile Group Co. Ltd. (H Shares)	46,000	49,431
Guangzhou R&F Properties Co. Ltd. (H Shares)	16,400	32,571
Guotai Junan Securities Co. Ltd. (H Shares) (b)	11,200	23,928
Haitong Securities Co. Ltd.:
rights (a)(d)	1,971	563
(H Shares)	55,200	71,069
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	1,400	6,793
Huadian Power International Corp. Ltd. (H Shares)	16,000	6,833
Huaneng Power International, Inc. (H Shares)	68,000	43,514
Huaneng Renewables Corp. Ltd. (H Shares)	72,000	20,742
Huatai Securities Co. Ltd. (H Shares) (b)	27,000	50,801
Huaxia Bank Co. Ltd. (A Shares)	10,400	12,384
Industrial & Commercial Bank of China Ltd. (H Shares)	1,054,000	791,360
Industrial Bank Co. Ltd. (A Shares)	11,500	34,014
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,000	9,206
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	18,000	21,546
Jiangsu Expressway Co. Ltd. (H Shares)	18,000	25,607
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	600	5,858
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	300	5,241
Jiangxi Copper Co. Ltd. (H Shares)	23,000	30,492
Kangmei Pharmaceutical Co. Ltd. (A Shares)	3,200	4,533
Kweichow Moutai Co. Ltd. (A Shares)	300	43,386
Legend Holdings Corp. (H Shares) (b)	5,700	15,513
Maanshan Iron & Steel Co. Ltd. (A Shares)	26,900	13,900
Metallurgical Corp. China Ltd. (H Shares)	62,000	17,150
Midea Group Co. Ltd. (A Shares)	1,100	8,558
New China Life Insurance Co. Ltd. (H Shares)	14,600	80,865
Orient Securities Co. Ltd. (A Shares)	4,800	7,961
People's Insurance Co. of China Group (H Shares)	124,000	50,739
PetroChina Co. Ltd.:
(A Shares)	10,000	11,002
(H Shares)	304,000	192,704
PICC Property & Casualty Co. Ltd. (H Shares)	102,000	114,550
Ping An Bank Co. Ltd. (A Shares)	9,800	20,153
Ping An Insurance (Group) Co. of China Ltd.:
(A Shares)	2,000	25,568
(H Shares)	79,500	962,321
Poly Developments & Holdings (A Shares)	4,400	8,813
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	113,000	68,709
Power Construction Corp. of China Ltd. (A Shares)	10,500	8,325
Qingdao Haier Co. Ltd. (A Shares)	4,200	10,714
SAIC Motor Corp. Ltd. (A Shares)	1,000	4,065
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	36,000	35,336
Shanghai Electric Group Co. Ltd. (H Shares)	42,000	16,383
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	9,000	30,919
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	12,300	18,622
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	17,400	36,420
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	12,200	21,683
Shenwan Hongyuan Group Co. Ltd. (A Shares)	14,000	10,685
Sinopec Engineering Group Co. Ltd. (H Shares)	23,500	22,707
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	68,000	30,772
Sinopharm Group Co. Ltd. (H Shares)	19,200	75,382
Sinotrans Ltd. (H Shares)	41,000	16,829
Suning.com Co. Ltd. (A Shares)	4,400	8,245
Tong Ren Tang Technologies Co. Ltd. (H Shares)	15,000	20,804
TravelSky Technology Ltd. (H Shares)	14,000	35,960
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	38,242
Weichai Power Co. Ltd. (H Shares)	33,000	53,929
Wuliangye Yibin Co. Ltd. (A Shares)	1,000	15,198
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	5,236	8,987
(H Shares)	7,616	8,310
Yanzhou Coal Mining Co. Ltd. (H Shares)	26,000	27,708
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,000	13,141
Zhaojin Mining Industry Co. Ltd. (H Shares)	16,000	13,767
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	17,153
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	4,000	14,430
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,900	45,153
Zijin Mng Group Co. Ltd. (H Shares)	112,000	43,688
ZTE Corp. (H Shares)	11,800	37,454

TOTAL CHINA		9,025,655

Colombia - 0.1%
Bancolombia SA	3,265	39,787
Cementos Argos SA	10,851	27,083
Ecopetrol SA	76,348	70,486
Grupo de Inversiones Suramerica SA	3,355	37,356
Interconexion Electrica SA ESP	5,555	27,180
Inversiones Argos SA	3,671	20,891

TOTAL COLOMBIA		222,783

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	2,158	50,185
Komercni Banka A/S	1,308	49,562
MONETA Money Bank A/S (b)	6,836	21,894

TOTAL CZECH REPUBLIC		121,641

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	65	79,196
Series B	92	118,597
Carlsberg A/S Series B	1,635	211,194
Christian Hansen Holding A/S	1,519	154,951
Coloplast A/S Series B	1,806	194,863
Danske Bank A/S	10,972	194,589
DONG Energy A/S (b)	2,895	221,638
DSV de Sammensluttede Vognmaend A/S	2,867	264,893
Genmab A/S (a)	901	149,573
H Lundbeck A/S	1,029	43,285
ISS Holdings A/S	2,528	78,617
Novo Nordisk A/S Series B	27,545	1,349,555
Novozymes A/S Series B	3,161	147,310
Pandora A/S	1,655	69,419
Tryg A/S	1,795	54,851
Vestas Wind Systems A/S	2,969	268,518
William Demant Holding A/S (a)	1,389	43,822

TOTAL DENMARK		3,644,871

Egypt - 0.0%
Commercial International Bank SAE (a)	16,862	75,471
Commercial International Bank SAE sponsored GDR	4,202	18,384
Eastern Tobacco Co.	12,960	13,730
Elsewedy Electric Co.	7,370	6,692

TOTAL EGYPT		114,277

Finland - 0.7%
Elisa Corp. (A Shares)	2,069	87,788
Fortum Corp.	6,505	137,457
Kone Oyj (B Shares)	5,053	276,911
Metso Corp.	1,515	56,431
Neste Oyj	5,853	193,266
Nokia Corp.	85,546	449,511
Nokian Tyres PLC	1,862	62,277
Nordea Bank ABP (Stockholm Stock Exchange)	45,836	360,608
Orion Oyj (B Shares)	1,635	54,336
Sampo Oyj (A Shares)	6,583	301,423
Stora Enso Oyj (R Shares)	8,070	100,153
UPM-Kymmene Corp.	8,148	229,475
Wartsila Corp.	6,618	105,551

TOTAL FINLAND		2,415,187

France - 6.8%
Accor SA	2,756	116,103
Aeroports de Paris	435	88,602
Air Liquide SA	6,417	853,665
Alstom SA	2,453	107,850
Amundi SA (b)	858	61,637
Arkema SA	1,016	104,223
Atos Origin SA	1,380	142,058
AXA SA	28,866	769,756
BIC SA	374	32,237
bioMerieux SA	639	50,707
BNP Paribas SA	17,080	909,221
Bollore SA	13,525	64,259
Bouygues SA	3,270	123,012
Bureau Veritas SA	4,225	107,001
Capgemini SA	2,452	297,293
Carrefour SA	9,123	177,736
Casino Guichard Perrachon SA	805	32,955
CNP Assurances	2,700	63,716
Compagnie de St. Gobain	7,608	311,928
Covivio	683	73,924
Credit Agricole SA	17,679	242,506
Danone SA	9,273	749,977
Dassault Aviation SA	42	63,548
Dassault Systemes SA	1,993	315,296
Edenred SA	3,476	163,784
EDF SA	8,786	126,530
Eiffage SA	1,140	119,040
ENGIE	27,627	409,176
Essilor International SA	4,359	531,094
Eurazeo SA	801	62,843
Eutelsat Communications	2,763	49,863
Faurecia SA	1,176	59,724
Gecina SA	706	105,395
Groupe Eurotunnel SA	6,909	111,200
Hermes International SCA	468	329,223
ICADE	493	42,135
Iliad SA	379	38,555
Imerys SA	503	26,787
Ingenico SA	827	69,716
Ipsen SA	612	71,456
JCDecaux SA	1,002	32,816
Kering SA	1,142	675,017
Klepierre SA	3,126	111,039
L'Oreal SA	3,784	1,040,237
Legrand SA	4,096	301,004
LVMH Moet Hennessy - Louis Vuitton SA	4,175	1,639,177
Michelin CGDE Series B	2,588	334,656
Natixis SA	14,571	85,767
Orange SA	29,843	466,403
Pernod Ricard SA	3,203	558,093
Peugeot Citroen SA	9,033	236,670
Publicis Groupe SA	3,252	193,287
Remy Cointreau SA	331	44,104
Renault SA	2,943	200,759
Rexel SA	4,290	57,644
Safran SA	5,029	733,033
Sanofi SA	17,049	1,487,513
Sartorius Stedim Biotech	377	51,164
Schneider Electric SA	8,340	705,864
SCOR SE	2,415	98,487
SEB SA	356	65,164
Societe Generale Series A	11,783	373,657
Sodexo SA	1,280	146,795
SR Teleperformance SA	901	173,109
Suez Environnement SA	6,113	85,876
Thales SA	1,641	195,926
Total SA	36,360	2,021,280
Ubisoft Entertainment SA (a)	1,219	116,461
Valeo SA	3,554	129,032
Veolia Environnement SA	8,458	199,786
VINCI SA	7,598	767,369
Vivendi SA	15,711	456,025
Wendel SA	469	64,912

TOTAL FRANCE		22,023,857

Germany - 5.4%
adidas AG	2,730	701,497
Allianz SE	6,324	1,528,600
Axel Springer Verlag AG	678	38,402
BASF AG	13,907	1,135,381
Bayer AG	14,174	943,361
Bayerische Motoren Werke AG (BMW)	5,048	429,733
Beiersdorf AG	1,462	159,780
Brenntag AG	2,443	131,688
Commerzbank AG	14,528	130,552
Continental AG	1,689	279,156
Covestro AG (b)	2,985	163,214
Daimler AG (Germany)	13,778	901,552
Delivery Hero AG (a)(b)	1,311	60,419
Deutsche Bank AG	30,345	250,804
Deutsche Borse AG	2,883	385,233
Deutsche Lufthansa AG	3,505	84,600
Deutsche Post AG	14,954	519,808
Deutsche Telekom AG	49,899	836,053
Deutsche Wohnen AG (Bearer)	5,385	242,015
Drillisch AG	695	25,911
E.ON AG	33,799	363,398
Evonik Industries AG	2,657	79,151
Fraport AG Frankfurt Airport Services Worldwide	571	47,290
Fresenius Medical Care AG & Co. KGaA	3,276	276,113
Fresenius SE & Co. KGaA	6,319	358,480
GEA Group AG	2,513	70,239
Hannover Reuck SE	867	130,694
HeidelbergCement Finance AG	2,169	175,158
Henkel AG & Co. KGaA	1,386	132,058
Hochtief AG	401	59,818
Hugo Boss AG	1,049	73,135
Infineon Technologies AG	17,507	415,014
innogy SE (b)	1,800	83,561
KION Group AG	1,082	74,076
Lanxess AG	1,346	77,748
Merck KGaA	2,019	214,857
Metro Wholesale & Food Specialist AG	2,376	40,240
MTU Aero Engines Holdings AG	756	177,811
Muenchener Rueckversicherungs AG	2,237	559,511
OSRAM Licht AG	1,390	47,535
ProSiebenSat.1 Media AG	3,843	60,752
Puma AG	113	69,898
RWE AG	8,080	206,354
SAP SE	14,802	1,908,100
Siemens AG	11,531	1,382,592
Siemens Healthineers AG (b)	2,248	95,862
Symrise AG	1,791	172,153
Telefonica Deutschland Holding AG	10,478	34,034
Thyssenkrupp AG	6,539	91,933
TUI AG	302	3,376
TUI AG (GB)	5,775	64,296
Uniper SE	3,094	93,731
United Internet AG	1,903	76,262
Volkswagen AG	446	79,737
Vonovia SE	7,403	369,244
Wirecard AG	1,785	267,675
Zalando SE (a)(b)	1,573	73,994

TOTAL GERMANY		17,453,639

Greece - 0.1%
Alpha Bank AE (a)	18,308	28,378
Ff Group (a)(d)	256	689
Greek Organization of Football Prognostics SA	2,686	28,921
Hellenic Telecommunications Organization SA	3,813	52,945
Jumbo SA	1,418	25,765
Motor Oil (HELLAS) Corinth Refineries SA	1,107	28,234
Titan Cement Co. SA (Reg.)	726	15,764

TOTAL GREECE		180,696

Hong Kong - 2.8%
AIA Group Ltd.	182,600	1,869,721
Bank of East Asia Ltd.	20,137	63,531
Beijing Enterprises Holdings Ltd.	6,500	34,593
BOC Hong Kong (Holdings) Ltd.	56,000	250,561
BYD Electronic International Co. Ltd.	11,500	20,552
China Agri-Industries Holdings Ltd.	21,000	6,773
China Everbright International Ltd.	47,888	46,882
China Everbright Ltd.	12,000	21,844
China Jinmao Holdings Group Ltd.	74,000	47,920
China Merchants Holdings International Co. Ltd.	16,131	32,571
China Mobile Ltd.	92,500	882,580
China Overseas Land and Investment Ltd.	58,000	216,997
China Power International Development Ltd.	84,000	22,379
China Resources Beer Holdings Co. Ltd.	22,000	100,538
China Resources Pharmaceutical Group Ltd. (b)	27,000	38,410
China Resources Power Holdings Co. Ltd.	28,000	39,190
China Taiping Insurance Group Ltd.	26,400	80,094
China Travel International Investment HK Ltd.	22,000	5,076
China Unicom Ltd.	96,000	113,988
CITIC Pacific Ltd.	83,000	120,827
CLP Holdings Ltd.	25,000	283,468
CNOOC Ltd.	271,000	492,227
CSPC Pharmaceutical Group Ltd.	68,000	131,063
Far East Horizon Ltd.	30,000	33,309
Fosun International Ltd.	35,500	55,028
Galaxy Entertainment Group Ltd.	36,000	269,146
Guangdong Investment Ltd.	40,000	74,954
Hang Lung Group Ltd.	12,000	35,718
Hang Lung Properties Ltd.	33,000	77,570
Hang Seng Bank Ltd.	11,400	299,358
Henderson Land Development Co. Ltd.	19,100	117,598
Hong Kong & China Gas Co. Ltd.	140,110	334,479
Hong Kong Exchanges and Clearing Ltd.	18,318	635,134
Hua Hong Semiconductor Ltd. (b)	5,000	11,817
Hysan Development Co. Ltd.	9,000	50,365
i-CABLE Communications Ltd. (a)	531	7
i-CABLE Communications Ltd. rights 5/24/19 (a)	398	0
Lenovo Group Ltd.	108,000	100,087
Link (REIT)	32,000	373,241
MMG Ltd. (a)	40,000	17,285
MTR Corp. Ltd.	22,104	131,585
New World Development Co. Ltd.	89,070	147,375
PCCW Ltd.	61,000	36,780
Power Assets Holdings Ltd.	21,500	149,915
Shanghai Industrial Holdings Ltd.	5,000	11,753
Shenzhen Investment Ltd.	58,000	23,068
Sino Land Ltd.	53,666	94,405
Sino-Ocean Group Holding Ltd.	53,500	24,006
Sinotruk Hong Kong Ltd.	10,000	21,645
SJM Holdings Ltd.	28,000	33,801
Sun Art Retail Group Ltd.	34,500	30,125
Sun Hung Kai Properties Ltd.	24,000	414,236
Swire Pacific Ltd. (A Shares)	7,500	94,936
Swire Properties Ltd.	18,600	75,516
Techtronic Industries Co. Ltd.	20,000	144,554
Wharf Holdings Ltd.	19,000	54,616
Wheelock and Co. Ltd.	12,000	85,432
Winteam Pharmaceutical Group Ltd.	36,000	20,421
Yuexiu Property Co. Ltd.	110,000	25,520

TOTAL HONG KONG		9,026,570

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	5,595	64,238
OTP Bank PLC	3,452	152,989
Richter Gedeon PLC	2,410	47,688

TOTAL HUNGARY		264,915

India - 2.3%
Adani Ports & Special Economic Zone Ltd. (a)	6,557	36,981
Ambuja Cements Ltd.	7,478	23,675
Ashok Leyland Ltd.	14,204	17,733
Asian Paints Ltd.	4,330	90,965
Aurobindo Pharma Ltd.	5,283	62,128
Avenue Supermarts Ltd. (a)(b)	1,982	36,867
Axis Bank Ltd. (a)	29,374	323,423
Bajaj Auto Ltd.	1,142	48,930
Bajaj Finance Ltd.	2,759	122,643
Bajaj Finserv Ltd.	511	55,178
Bharat Forge Ltd.	3,016	20,450
Bharat Petroleum Corp. Ltd.	11,370	62,011
Bharti Airtel Ltd.	22,034	101,332
Bharti Airtel Ltd. rights 5/17/19 (a)	6,248	8,998
Bharti Infratel Ltd.	4,557	17,179
Bosch Ltd. (a)	89	23,026
Britannia Industries Ltd.	756	31,436
Cadila Healthcare Ltd.	2,768	12,934
Cipla Ltd. (a)	5,668	45,981
Coal India Ltd.	17,300	62,633
Container Corp. of India Ltd.	2,700	19,120
Dabur India Ltd.	7,142	40,823
Divi's Laboratories Ltd.	1,132	28,392
Dr. Reddy's Laboratories Ltd.	1,847	77,637
Eicher Motors Ltd.	188	54,981
GAIL India Ltd. (a)	10,948	55,953
Glenmark Pharmaceuticals Ltd.	3,803	34,859
Godrej Consumer Products Ltd.	5,472	51,210
Grasim Industries Ltd. (a)	4,648	60,143
Havells India Ltd. (a)	3,395	37,761
HCL Technologies Ltd.	8,065	137,030
Hero Motocorp Ltd.	1,023	36,895
Hindalco Industries Ltd.	15,616	46,200
Hindustan Petroleum Corp. Ltd.	8,365	34,981
Hindustan Unilever Ltd.	10,106	255,048
Housing Development Finance Corp. Ltd.	24,770	709,541
ICICI Bank Ltd.	34,815	202,649
Indiabulls Housing Finance Ltd.	3,899	38,933
Indian Oil Corp. Ltd.	27,552	62,524
Infosys Ltd.	52,831	568,279
Infosys Ltd. sponsored ADR	186	2,001
InterGlobe Aviation Ltd. (b)	1,229	26,769
ITC Ltd.	49,975	216,233
JSW Steel Ltd.	11,404	50,489
Larsen & Toubro Ltd.	7,057	136,642
LIC Housing Finance Ltd.	5,727	40,847
Lupin Ltd. (a)	4,583	57,384
Mahindra & Mahindra Financial Services Ltd.	3,699	21,279
Mahindra & Mahindra Ltd.	11,216	103,920
Marico Ltd.	6,091	31,431
Maruti Suzuki India Ltd.	1,545	147,883
Motherson Sumi Systems Ltd.	12,475	26,241
Nestle India Ltd.	319	49,949
NTPC Ltd.	36,688	70,614
Oil & Natural Gas Corp. Ltd.	37,909	92,096
Page Industries Ltd.	79	26,193
Petronet LNG Ltd.	8,132	28,157
Pidilite Industries Ltd.	1,685	29,868
Piramal Enterprises Ltd.	1,451	49,209
Power Grid Corp. of India Ltd.	27,520	73,653
Rec Ltd.	8,804	18,652
Reliance Industries Ltd.	43,335	866,613
Shree Cement Ltd.	165	46,883
Shriram Transport Finance Co. Ltd.	1,964	31,328
State Bank of India (a)	26,490	117,888
Sun Pharmaceutical Industries Ltd.	12,566	82,571
Tata Consultancy Services Ltd.	13,717	445,177
Tata Motors Ltd. (a)	25,706	79,148
Tata Power Co. Ltd.	12,640	12,305
Tata Steel Ltd.	6,621	52,970
Tech Mahindra Ltd. (a)	7,443	89,352
Titan Co. Ltd.	4,641	77,201
Ultratech Cemco Ltd. (a)	1,472	97,577
United Spirits Ltd. (a)	4,092	32,967
UPL Ltd. (a)	5,425	75,490
Vedanta Ltd.	17,450	41,804
Vodafone Idea Ltd. (a)	88,782	19,695
Wipro Ltd.	24,514	105,205
Yes Bank Ltd.	26,543	64,026
Zee Entertainment Enterprises Ltd.	6,540	40,622

TOTAL INDIA		7,435,794

Indonesia - 0.5%
PT Adaro Energy Tbk	208,200	19,067
PT Astra International Tbk	318,100	170,211
PT Bank Central Asia Tbk	151,700	306,061
PT Bank Mandiri (Persero) Tbk	292,700	159,464
PT Bank Negara Indonesia (Persero) Tbk	103,700	69,861
PT Bank Rakyat Indonesia Tbk	855,700	262,415
PT Bank Tabungan Negara Tbk	60,700	10,777
PT Bumi Serpong Damai Tbk (a)	121,200	12,205
PT Charoen Pokphand Indonesia Tbk	99,400	36,795
PT Gudang Garam Tbk	6,700	39,718
PT Hanjaya Mandala Sampoerna Tbk	129,200	31,733
PT Indah Kiat Pulp & Paper Tbk	39,100	20,305
PT Indocement Tunggal Prakarsa Tbk	30,000	46,316
PT Indofood CBP Sukses Makmur Tbk	40,100	27,366
PT Indofood Sukses Makmur Tbk	59,000	28,775
PT Jasa Marga Tbk	20,400	8,733
PT Kalbe Farma Tbk	362,600	39,313
PT Pabrik Kertas Tjiwi Kimia Tbk	18,200	12,868
PT Pakuwon Jati Tbk	192,000	9,634
PT Perusahaan Gas Negara Tbk Series B	150,600	24,519
PT Semen Gresik (Persero) Tbk	40,400	38,274
PT Surya Citra Media Tbk	93,600	12,217
PT Tambang Batubara Bukit Asam Tbk	41,200	11,449
PT Telekomunikasi Indonesia Tbk Series B	766,200	204,029
PT Tower Bersama Infrastructure Tbk	14,900	4,130
PT Unilever Indonesia Tbk	21,100	67,372
PT United Tractors Tbk	22,000	41,954

TOTAL INDONESIA		1,715,561

Ireland - 0.4%
AIB Group PLC	11,448	53,132
Bank Ireland Group PLC	14,705	93,846
CRH PLC	12,437	418,389
CRH PLC sponsored ADR	31	1,043
DCC PLC (United Kingdom)	1,535	137,072
James Hardie Industries PLC CDI	6,518	88,589
Kerry Group PLC Class A	2,432	272,228
Kingspan Group PLC (Ireland)	2,299	120,883
Paddy Power Betfair PLC (Ireland)	1,209	101,267
Ryanair Holdings PLC (a)	493	6,600
Ryanair Holdings PLC sponsored ADR (a)	290	22,516
Smurfit Kappa Group PLC	3,286	96,304

TOTAL IRELAND		1,411,869

Isle of Man - 0.1%
Gaming VC Holdings SA	8,500	72,356
Genting Singapore Ltd.	84,100	60,906
NEPI Rockcastle PLC	5,366	44,725

TOTAL ISLE OF MAN		177,987

Israel - 0.3%
Azrieli Group	571	32,502
Bank Hapoalim BM (Reg.)	16,759	123,202
Bank Leumi le-Israel BM	21,985	150,378
Bezeq The Israel Telecommunication Corp. Ltd.	28,466	19,463
Check Point Software Technologies Ltd. (a)	1,956	236,207
Elbit Systems Ltd. (Israel)	312	43,427
Israel Chemicals Ltd.	9,602	50,840
Mizrahi Tefahot Bank Ltd.	1,808	39,090
NICE Systems Ltd. (a)	871	120,170
NICE Systems Ltd. sponsored ADR (a)	40	5,514
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	14,894	226,687
Wix.com Ltd. (a)	671	90,021

TOTAL ISRAEL		1,137,501

Italy - 1.2%
Assicurazioni Generali SpA	17,003	329,921
Atlantia SpA	7,602	207,362
Davide Campari-Milano SpA	9,036	91,061
Enel SpA	121,922	772,030
Eni SpA	38,364	653,766
Intesa Sanpaolo SpA	226,280	592,857
Leonardo SpA	5,702	65,840
Mediobanca SpA	9,283	98,392
Moncler SpA	2,660	109,105
Pirelli & C. SpA (b)	5,430	39,636
Poste Italiane SpA (b)	7,129	76,041
Prysmian SpA	3,709	71,511
Recordati SpA	1,657	66,887
Snam Rete Gas SpA	32,554	165,658
Telecom Italia SpA (a)	152,731	85,495
Terna SpA	20,591	123,280
UniCredit SpA	30,714	424,754

TOTAL ITALY		3,973,596

Japan - 15.3%
ABC-MART, Inc.	400	24,849
ACOM Co. Ltd.	4,300	15,055
AEON Co. Ltd.	9,500	175,212
AEON Financial Service Co. Ltd.	1,600	33,021
AEON MALL Co. Ltd.	1,500	22,945
Agc, Inc.	2,900	98,537
Air Water, Inc.	2,000	30,378
Aisin Seiki Co. Ltd.	2,600	100,480
Ajinomoto Co., Inc.	6,900	111,031
Alfresa Holdings Corp.	3,000	83,352
All Nippon Airways Ltd.	1,600	55,845
Alps Electric Co. Ltd.	3,700	77,956
Amada Holdings Co. Ltd.	4,700	52,150
Aozora Bank Ltd.	2,100	51,070
Asahi Group Holdings	5,600	242,761
ASAHI INTECC Co. Ltd.	1,500	75,542
Asahi Kasei Corp.	19,500	200,085
Asics Corp.	2,200	26,958
Astellas Pharma, Inc.	29,100	394,127
Bandai Namco Holdings, Inc.	2,900	137,977
Bank of Kyoto Ltd.	700	30,163
Benesse Holdings, Inc.	900	24,763
Bridgestone Corp.	9,200	363,887
Brother Industries Ltd.	3,500	68,589
Calbee, Inc.	1,100	30,217
Canon, Inc.	15,000	416,221
Casio Computer Co. Ltd.	2,800	35,215
Central Japan Railway Co.	2,200	471,915
Chiba Bank Ltd.	8,400	43,812
Chubu Electric Power Co., Inc.	8,700	126,210
Chugai Pharmaceutical Co. Ltd.	3,500	221,195
Chugoku Electric Power Co., Inc.	3,800	45,268
Coca-Cola West Co. Ltd.	1,800	44,226
Concordia Financial Group Ltd.	14,900	57,784
Credit Saison Co. Ltd.	2,600	33,050
CyberAgent, Inc.	1,600	63,629
Dai Nippon Printing Co. Ltd.	4,100	96,910
Dai-ichi Mutual Life Insurance Co.	16,800	240,549
Daicel Chemical Industries Ltd.	3,700	41,253
Daifuku Co. Ltd.	1,500	91,297
Daiichi Sankyo Kabushiki Kaisha	8,600	423,148
Daikin Industries Ltd.	3,800	483,814
Dainippon Sumitomo Pharma Co. Ltd.	2,200	48,386
Daito Trust Construction Co. Ltd.	1,100	146,788
Daiwa House Industry Co. Ltd.	8,600	240,178
Daiwa House REIT Investment Corp.	28	64,222
Daiwa Securities Group, Inc.	24,100	112,182
DeNA Co. Ltd.	1,600	24,920
DENSO Corp.	6,600	287,534
Dentsu, Inc.	3,200	130,275
Disco Corp.	400	68,513
East Japan Railway Co.	4,600	432,147
Eisai Co. Ltd.	3,900	225,958
Electric Power Development Co. Ltd.	2,000	46,322
FamilyMart Co. Ltd.	3,600	95,918
Fanuc Corp.	2,900	544,839
Fast Retailing Co. Ltd.	900	519,180
Fuji Electric Co. Ltd.	1,700	59,899
Fujifilm Holdings Corp.	5,800	269,915
Fujitsu Ltd.	3,000	219,085
Fukuoka Financial Group, Inc.	2,500	57,812
Hakuhodo DY Holdings, Inc.	3,700	62,212
Hamamatsu Photonics K.K.	2,300	93,016
Hankyu Hanshin Holdings, Inc.	3,300	122,941
Hikari Tsushin, Inc.	300	55,317
Hino Motors Ltd.	3,400	31,987
Hirose Electric Co. Ltd.	500	57,723
Hisamitsu Pharmaceutical Co., Inc.	800	33,826
Hitachi Chemical Co. Ltd.	1,400	37,075
Hitachi Construction Machinery Co. Ltd.	1,600	42,372
Hitachi High-Technologies Corp.	900	39,993
Hitachi Ltd.	14,700	486,811
Hitachi Metals Ltd.	2,900	33,349
Honda Motor Co. Ltd.	24,500	683,622
Hoshizaki Corp.	900	58,171
Hoya Corp.	5,800	406,903
Hulic Co. Ltd.	4,000	34,400
Idemitsu Kosan Co. Ltd.	2,966	95,987
IHI Corp.	2,000	47,345
Iida Group Holdings Co. Ltd.	2,600	43,857
INPEX Corp.	14,900	144,593
Isetan Mitsukoshi Holdings Ltd.	5,300	50,386
Isuzu Motors Ltd.	8,100	116,016
Itochu Corp.	20,200	362,673
J. Front Retailing Co. Ltd.	3,700	45,007
Japan Airlines Co. Ltd.	1,900	63,603
Japan Airport Terminal Co. Ltd.	700	29,440
Japan Exchange Group, Inc.	7,400	120,106
Japan Post Bank Co. Ltd.	5,100	55,993
Japan Post Holdings Co. Ltd.	23,200	258,877
Japan Prime Realty Investment Corp.	12	47,938
Japan Real Estate Investment Corp.	20	110,777
Japan Retail Fund Investment Corp.	41	78,397
Japan Tobacco, Inc.	16,600	383,587
JFE Holdings, Inc.	7,100	121,419
JGC Corp.	2,800	39,916
JSR Corp.	2,700	40,914
JTEKT Corp.	2,700	34,636
JX Holdings, Inc.	49,700	241,239
Kajima Corp.	6,700	98,941
Kakaku.com, Inc.	2,200	45,029
Kamigumi Co. Ltd.	1,400	33,330
Kaneka Corp.	600	23,053
Kansai Electric Power Co., Inc.	10,200	123,202
Kansai Paint Co. Ltd.	2,600	49,365
Kao Corp.	7,400	568,444
Kawasaki Heavy Industries Ltd.	2,200	51,072
KDDI Corp.	26,800	617,674
Keihan Electric Railway Co., Ltd.	1,300	55,142
Keihin Electric Express Railway Co. Ltd.	3,000	51,062
Keio Corp.	1,600	96,234
Keisei Electric Railway Co.	1,800	62,857
Keyence Corp.	1,500	930,742
Kikkoman Corp.	2,100	97,275
Kintetsu Group Holdings Co. Ltd.	2,500	110,755
Kirin Holdings Co. Ltd.	12,600	284,983
Kobayashi Pharmaceutical Co. Ltd.	700	55,676
Kobe Steel Ltd.	4,300	32,773
Koito Manufacturing Co. Ltd.	1,600	95,085
Komatsu Ltd.	14,200	366,792
Konami Holdings Corp.	1,400	63,594
Konica Minolta, Inc.	6,300	63,003
Kose Corp.	500	93,586
Kubota Corp.	15,100	228,137
Kuraray Co. Ltd.	4,900	65,410
Kurita Water Industries Ltd.	1,300	33,680
Kyocera Corp.	4,900	316,271
Kyowa Hakko Kirin Co., Ltd.	4,100	79,354
Kyushu Electric Power Co., Inc.	5,000	48,341
Kyushu Railway Co.	2,400	77,993
Lawson, Inc.	700	32,614
LINE Corp. (a)	900	30,154
Lion Corp.	3,500	71,888
LIXIL Group Corp.	3,800	49,361
M3, Inc.	6,300	111,358
Makita Corp.	3,300	119,978
Marubeni Corp.	24,400	174,159
Marui Group Co. Ltd.	3,000	60,784
Maruichi Steel Tube Ltd.	700	19,292
Mazda Motor Corp.	8,500	100,379
McDonald's Holdings Co. (Japan) Ltd.	900	41,609
Mebuki Financial Group, Inc.	11,100	28,200
Medipal Holdings Corp.	2,400	53,755
Meiji Holdings Co. Ltd.	1,900	149,244
Minebea Mitsumi, Inc.	6,200	109,646
Misumi Group, Inc.	4,500	116,262
Mitsubishi Chemical Holdings Corp.	18,700	132,467
Mitsubishi Corp.	20,300	556,908
Mitsubishi Electric Corp.	27,900	396,228
Mitsubishi Estate Co. Ltd.	18,000	303,057
Mitsubishi Gas Chemical Co., Inc.	2,400	35,765
Mitsubishi Heavy Industries Ltd.	4,400	182,525
Mitsubishi Materials Corp.	1,700	44,013
Mitsubishi Motors Corp. of Japan	9,400	52,571
Mitsubishi Tanabe Pharma Corp.	4,200	52,710
Mitsubishi UFJ Financial Group, Inc.	176,100	873,725
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	33,923
Mitsui & Co. Ltd.	25,100	404,232
Mitsui Chemicals, Inc.	2,800	68,319
Mitsui Fudosan Co. Ltd.	13,600	313,400
Mitsui OSK Lines Ltd.	1,900	48,099
Mizuho Financial Group, Inc.	357,900	558,942
MonotaRO Co. Ltd.	2,000	45,998
MS&AD Insurance Group Holdings, Inc.	7,000	216,042
Murata Manufacturing Co. Ltd.	8,200	411,752
Nabtesco Corp.	1,800	54,778
Nagoya Railroad Co. Ltd.	2,800	75,659
NEC Corp.	3,800	127,753
New Hampshire Foods Ltd.	1,200	48,153
Nexon Co. Ltd. (a)	6,500	93,128
NGK Insulators Ltd.	3,600	53,130
NGK Spark Plug Co. Ltd.	2,100	40,663
Nidec Corp.	3,400	481,790
Nikon Corp.	5,300	73,747
Nintendo Co. Ltd.	1,700	585,507
Nippon Building Fund, Inc.	20	128,731
Nippon Electric Glass Co. Ltd.	1,200	32,856
Nippon Express Co. Ltd.	1,200	65,712
Nippon Paint Holdings Co. Ltd.	2,300	87,028
Nippon Prologis REIT, Inc.	27	57,929
Nippon Steel & Sumitomo Metal Corp.	12,100	215,127
Nippon Telegraph & Telephone Corp.	9,700	403,602
Nippon Yusen KK	2,200	37,445
Nissan Chemical Corp.	1,900	84,088
Nissan Motor Co. Ltd.	34,300	275,362
Nisshin Seifun Group, Inc.	3,500	81,189
Nissin Food Holdings Co. Ltd.	900	59,222
Nitori Holdings Co. Ltd.	1,200	142,735
Nitto Denko Corp.	2,400	129,054
NKSJ Holdings, Inc.	4,900	183,032
Nomura Holdings, Inc.	54,600	206,728
Nomura Real Estate Holdings, Inc.	2,000	42,282
Nomura Real Estate Master Fund, Inc.	60	87,850
Nomura Research Institute Ltd.	1,600	77,993
NSK Ltd.	4,900	50,586
NTT Data Corp.	9,900	115,002
NTT DOCOMO, Inc.	20,100	436,483
Obayashi Corp.	10,400	101,671
OBIC Co. Ltd.	1,000	115,445
Odakyu Electric Railway Co. Ltd.	4,300	100,904
Oji Holdings Corp.	13,500	80,713
Olympus Corp.	17,700	197,664
OMRON Corp.	3,000	160,241
Ono Pharmaceutical Co. Ltd.	6,700	125,074
Oracle Corp. Japan	500	34,158
Oriental Land Co. Ltd.	3,000	330,446
ORIX Corp.	20,200	284,971
Osaka Gas Co. Ltd.	5,600	103,308
Otsuka Corp.	1,400	54,922
Otsuka Holdings Co. Ltd.	6,200	220,906
Pan Pacific International Hold	1,800	115,858
Panasonic Corp.	34,200	314,920
Park24 Co. Ltd.	1,700	35,604
Persol Holdings Co., Ltd.	2,600	48,641
Pigeon Corp.	1,800	76,188
Pola Orbis Holdings, Inc.	1,300	40,846
Rakuten, Inc.	13,400	148,561
Recruit Holdings Co. Ltd.	16,700	499,074
Renesas Electronics Corp. (a)	11,600	61,751
Resona Holdings, Inc.	30,500	128,604
Ricoh Co. Ltd.	9,900	99,804
Rinnai Corp.	600	40,289
ROHM Co. Ltd.	1,500	109,745
Ryohin Keikaku Co. Ltd.	400	75,910
Sankyo Co. Ltd. (Gunma)	600	23,619
Santen Pharmaceutical Co. Ltd.	5,800	88,201
SBI Holdings, Inc. Japan	3,500	74,559
Secom Co. Ltd.	3,200	268,249
Sega Sammy Holdings, Inc.	2,300	28,989
Seibu Holdings, Inc.	3,800	61,642
Seiko Epson Corp.	4,400	70,269
Sekisui Chemical Co. Ltd.	5,500	87,935
Sekisui House Ltd.	9,000	144,782
Seven & i Holdings Co. Ltd.	11,500	397,984
Seven Bank Ltd.	9,200	24,942
SG Holdings Co. Ltd.	1,500	40,060
Sharp Corp.	2,800	31,068
Shimadzu Corp.	3,500	93,442
Shimamura Co. Ltd.	300	22,326
SHIMANO, Inc.	1,100	160,860
SHIMIZU Corp.	7,600	64,746
Shin-Etsu Chemical Co. Ltd.	5,500	520,985
Shinsei Bank Ltd.	2,900	40,144
Shionogi & Co. Ltd.	4,300	249,982
Shiseido Co. Ltd.	5,800	453,920
Shizuoka Bank Ltd.	5,800	44,257
Showa Denko K.K.	2,200	74,357
SMC Corp.	900	372,135
SoftBank Corp.	12,500	1,325,392
SoftBank Corp.	25,500	300,337
Sohgo Security Services Co., Ltd.	1,100	48,929
Sony Corp.	19,300	972,105
Sony Financial Holdings, Inc.	2,500	50,878
Stanley Electric Co. Ltd.	1,800	48,638
Subaru Corp.	9,400	229,568
Sumco Corp.	3,300	43,251
Sumitomo Chemical Co. Ltd.	22,300	110,504
Sumitomo Corp.	17,500	249,708
Sumitomo Electric Industries Ltd.	10,900	144,280
Sumitomo Heavy Industries Ltd.	1,500	52,852
Sumitomo Metal Mining Co. Ltd.	3,700	115,555
Sumitomo Mitsui Financial Group, Inc.	19,900	723,290
Sumitomo Mitsui Trust Holdings, Inc.	5,100	177,945
Sumitomo Realty & Development Co. Ltd.	5,400	198,898
Sumitomo Rubber Industries Ltd.	3,200	39,269
Sundrug Co. Ltd.	900	24,044
Suntory Beverage & Food Ltd.	2,200	96,773
Suzuken Co. Ltd.	1,000	57,453
Suzuki Motor Corp.	5,300	240,985
Sysmex Corp.	2,600	148,258
T&D Holdings, Inc.	8,300	89,151
Taiheiyo Cement Corp.	1,700	54,482
Taisei Corp.	3,100	135,666
Taisho Pharmaceutical Holdings Co. Ltd.	600	55,371
Taiyo Nippon Sanso Corp.	1,900	31,537
Takashimaya Co. Ltd.	2,200	24,667
Takeda Pharmaceutical Co. Ltd.	22,477	829,440
TDK Corp.	1,900	165,277
Teijin Ltd.	2,400	41,086
Terumo Corp.	9,300	279,430
THK Co. Ltd.	1,700	44,348
Tobu Railway Co. Ltd.	3,200	90,202
Toho Co. Ltd.	1,800	75,219
Toho Gas Co. Ltd.	1,100	45,226
Tohoku Electric Power Co., Inc.	6,400	73,080
Tokio Marine Holdings, Inc.	9,800	492,837
Tokyo Century Corp.	700	32,174
Tokyo Electric Power Co., Inc. (a)	20,800	117,262
Tokyo Electron Ltd.	2,400	380,161
Tokyo Gas Co. Ltd.	5,500	139,580
Tokyu Corp.	7,200	117,118
Tokyu Fudosan Holdings Corp.	10,400	58,444
Toppan Printing Co. Ltd.	3,400	54,970
Toray Industries, Inc.	20,300	138,914
Toshiba Corp.	9,900	328,830
Tosoh Corp.	3,700	59,289
Toto Ltd.	2,200	92,625
Toyo Seikan Group Holdings Ltd.	2,000	39,840
Toyo Suisan Kaisha Ltd.	1,400	53,225
Toyoda Gosei Co. Ltd.	1,000	20,737
Toyota Industries Corp.	2,100	118,767
Toyota Motor Corp.	34,200	2,117,338
Toyota Tsusho Corp.	3,100	102,410
Trend Micro, Inc.	1,800	89,842
Tsuruha Holdings, Inc.	600	51,008
Unicharm Corp.	6,300	206,371
United Urban Investment Corp.	39	62,249
USS Co. Ltd.	3,000	57,256
Welcia Holdings Co. Ltd.	600	23,565
West Japan Railway Co.	2,500	185,421
Yahoo! Japan Corp.	43,900	116,652
Yakult Honsha Co. Ltd.	1,800	121,998
Yamada Denki Co. Ltd.	10,200	48,255
Yamaguchi Financial Group, Inc.	2,600	19,139
Yamaha Corp.	2,000	103,236
Yamaha Motor Co. Ltd.	4,200	86,266
Yamato Holdings Co. Ltd.	4,500	97,457
Yamazaki Baking Co. Ltd.	1,700	25,211
Yaskawa Electric Corp.	3,600	132,340
Yokogawa Electric Corp.	3,200	66,588
Yokohama Rubber Co. Ltd.	1,600	30,062
Zozo, Inc.	2,800	49,392

TOTAL JAPAN		50,037,095

Korea (South) - 3.0%
AMOREPACIFIC Corp.	499	89,168
AMOREPACIFIC Group, Inc.	373	24,097
BGF Retail Co. Ltd.	113	21,212
BS Financial Group, Inc.	3,301	19,880
Celltrion Healthcare Co. Ltd.	659	42,801
Celltrion Pharm, Inc.	261	13,319
Celltrion, Inc. (a)	1,283	233,672
Cheil Industries, Inc.	1,214	106,902
Cheil Worldwide, Inc.	1,027	22,454
CJ CheilJedang Corp.	137	37,074
CJ Corp.	198	20,327
CJ O Shopping Co. Ltd.	154	28,961
Daelim Industrial Co.	380	31,601
Daewoo Engineering & Construction Co. Ltd. (a)	2,565	11,106
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	518	12,928
Db Insurance Co. Ltd. (a)	654	38,431
DGB Financial Group Co. Ltd.	1,816	13,136
Doosan Bobcat, Inc.	495	13,587
E-Mart Co. Ltd.	363	53,639
Fila Korea Ltd.	646	45,730
GS Engineering & Construction Corp.	814	28,392
GS Holdings Corp.	640	28,591
GS Retail Co. Ltd.	369	12,411
Hana Financial Group, Inc.	4,669	147,610
Hankook Tire Co. Ltd.	1,203	41,081
Hanmi Pharm Co. Ltd.	107	39,941
Hanmi Science Co. Ltd.	204	13,179
Hanon Systems	2,484	26,782
Hanwha Chemical Corp.	1,727	30,563
Hanwha Corp.	731	18,589
Hanwha Life Insurance Co. Ltd.	2,972	10,187
HDC Hyundai Development Co.	456	18,256
HLB, Inc. (a)	474	34,165
Hotel Shilla Co.	466	46,039
Hyundai Department Store Co. Ltd.	150	13,080
Hyundai Engineering & Construction Co. Ltd.	1,093	49,297
Hyundai Fire & Marine Insurance Co. Ltd.	900	29,574
Hyundai Glovis Co. Ltd.	317	43,437
Hyundai Heavy Industries Co. Ltd. (a)	592	63,319
Hyundai Mobis	1,045	208,729
Hyundai Motor Co.	1,061	126,243
Hyundai Robotics Co. Ltd.	135	39,665
Hyundai Steel Co.	1,066	42,402
Industrial Bank of Korea	3,595	43,702
ING Life Insurance Korea Ltd. (b)	466	14,252
Kakao Corp.	826	85,154
Kangwon Land, Inc.	1,580	46,151
KB Financial Group, Inc.	6,135	243,104
KCC Corp.	82	25,008
Kia Motors Corp.	3,901	151,648
Korea Aerospace Industries Ltd.	1,194	35,902
Korea Electric Power Corp.	3,788	92,028
Korea Express Co. Ltd. (a)	114	15,425
Korea Gas Corp. (a)	377	14,947
Korea Investment Holdings Co. Ltd.	744	43,719
Korea Zinc Co. Ltd.	142	55,201
Korean Air Lines Co. Ltd.	866	24,663
KT Corp. sponsored ADR	185	2,226
KT&G Corp.	1,844	161,586
Kumho Petro Chemical Co. Ltd. (a)	268	21,136
LG Chemical Ltd.	720	223,297
LG Corp.	1,427	89,493
LG Display Co. Ltd.	3,237	55,240
LG Electronics, Inc.	1,552	101,066
LG Household & Health Care Ltd.	145	177,138
LG Innotek Co. Ltd.	250	26,310
LG Telecom Ltd.	2,479	30,455
Lotte Chemical Corp.	279	64,356
Lotte Confectionery Co. Ltd. (a)	319	13,442
Lotte Shopping Co. Ltd.	145	22,173
Medy-Tox, Inc.	62	29,780
Mirae Asset Daewoo Co. Ltd.	7,337	49,165
NAVER Corp.	2,157	221,443
NCSOFT Corp.	264	119,298
Netmarble Corp. (b)	327	35,818
Oci Co. Ltd.	238	19,036
Orion Corp./Republic of Korea	309	25,723
Ottogi Corp.	18	11,227
Pearl Abyss Corp. (a)	89	13,327
POSCO	1,212	266,231
POSCO Chemtech Co. Ltd.	330	16,245
Posco International Corp.	544	8,553
S-Oil Corp.	608	48,159
S1 Corp.	306	25,763
Samsung Biologics Co. Ltd. (a)(b)	244	71,271
Samsung Card Co. Ltd.	466	14,853
Samsung Electro-Mechanics Co. Ltd.	863	80,442
Samsung Electronics Co. Ltd.	72,464	2,854,335
Samsung Engineering Co. Ltd. (a)	2,035	29,808
Samsung Fire & Marine Insurance Co. Ltd.	445	116,219
Samsung Heavy Industries Co. Ltd. (a)	5,973	42,180
Samsung Life Insurance Co. Ltd.	957	69,801
Samsung SDI Co. Ltd.	803	163,151
Samsung SDS Co. Ltd.	512	95,449
Samsung Securities Co. Ltd.	877	26,860
Shinhan Financial Group Co. Ltd.	6,566	249,044
Shinsegae Co. Ltd.	98	28,625
SillaJen, Inc. (a)	1,021	57,365
SK C&C Co. Ltd.	459	101,145
SK Energy Co. Ltd.	939	147,222
SK Hynix, Inc.	8,844	600,232
SK Telecom Co. Ltd.	330	70,244
STX Pan Ocean Co. Ltd. (Korea) (a)	2,748	11,249
ViroMed Co. Ltd. (a)	194	43,383
Woongjin Coway Co. Ltd.	831	62,681
Woori Financial Group, Inc. (a)	6,762	80,458
Woori Investment & Securities Co. Ltd.	2,248	26,555
Yuhan Corp.	142	29,949

TOTAL KOREA (SOUTH)		9,832,668

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	10,198	221,075
Aroundtown SA	11,167	90,505
Eurofins Scientific SA	177	80,997
Millicom International Cellular SA (depository receipt)	1,018	59,545
Reinet Investments SCA	2,394	40,327
RTL Group SA	532	29,894
SES SA (France) (depositary receipt)	5,465	92,985
Tenaris SA	7,252	100,526

TOTAL LUXEMBOURG		715,854

Malaysia - 0.5%
AirAsia Group BHD	23,400	15,451
Alliance Bank Malaysia Bhd	16,600	16,301
AMMB Holdings Bhd	27,600	29,840
Axiata Group Bhd	36,385	34,937
British American Tobacco (Malaysia) Bhd	2,200	18,549
Bumiputra-Commerce Holdings Bhd	70,540	89,913
Dialog Group Bhd	51,900	40,420
DiGi.com Bhd	42,600	47,396
Fraser & Neave Holdings BHD	2,500	21,103
Gamuda Bhd	31,100	26,327
Genting Bhd	29,900	50,912
Genting Malaysia Bhd	38,400	29,535
Genting Plantations Bhd	1,900	4,834
Hap Seng Consolidated Bhd	8,000	19,117
Hartalega Holdings Bhd	20,300	24,697
Hong Leong Bank Bhd	10,900	52,674
Hong Leong Credit Bhd	3,600	16,735
IHH Healthcare Bhd	34,400	46,260
IJM Corp. Bhd	42,700	24,167
IOI Corp. Bhd	25,600	27,925
IOI Properties Group Bhd	15,700	5,202
Kuala Lumpur Kepong Bhd	5,500	32,911
Malayan Banking Bhd	55,030	123,117
Malaysia Airports Holdings Bhd	12,700	23,437
Maxis Bhd	32,300	41,874
MISC Bhd	18,900	31,542
Nestle (Malaysia) BHD	1,100	38,870
Petronas Chemicals Group Bhd	39,100	85,113
Petronas Dagangan Bhd	2,700	15,791
Petronas Gas Bhd	9,500	40,624
PPB Group Bhd	7,640	34,666
Press Metal Bhd	19,800	22,748
Public Bank Bhd	44,700	243,258
QL Resources Bhd	9,800	16,165
RHB Capital Bhd	17,900	25,803
Sime Darby Bhd	31,300	17,563
Sime Darby Plantation Bhd	32,200	40,187
Sime Darby Property Bhd	35,100	9,423
SP Setia Bhd	21,277	11,682
Telekom Malaysia Bhd	19,300	13,584
Tenaga Nasional Bhd	49,000	145,536
Top Glove Corp. Bhd	20,200	23,793
Westports Holdings Bhd	20,400	18,750
YTL Corp. Bhd	34,500	9,429

TOTAL MALAYSIA		1,708,161

Mauritius - 0.0%
Golden Agri-Resources Ltd.	99,100	21,130
Mexico - 0.7%
Alfa SA de CV Series A	43,200	43,661
Alsea S.A.B. de CV	6,900	15,425
America Movil S.A.B. de CV Series L	515,100	383,654
Banco Santander Mexico SA	28,285	47,505
CEMEX S.A.B. de CV unit (a)	220,780	102,135
Coca-Cola FEMSA S.A.B. de CV unit	9,300	59,324
El Puerto de Liverpool S.A.B. de CV Class C	2,500	16,183
Embotelladoras Arca S.A.B. de CV	6,100	34,625
Fibra Uno Administracion SA de CV	49,800	74,236
Fomento Economico Mexicano S.A.B. de CV unit	30,100	293,621
Gruma S.A.B. de CV Series B	2,975	29,736
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,600	56,940
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,545	58,389
Grupo Bimbo S.A.B. de CV Series A	25,400	56,567
Grupo Carso SA de CV Series A1	6,600	25,592
Grupo Financiero Banorte S.A.B. de CV Series O	39,600	250,308
Grupo Financiero Inbursa S.A.B. de CV Series O	31,400	48,066
Grupo Mexico SA de CV Series B	51,500	151,014
Grupo Televisa SA de CV	36,500	74,241
Industrias Penoles SA de CV	1,815	20,830
Infraestructura Energetica Nova S.A.B. de CV	7,000	30,599
Kimberly-Clark de Mexico SA de CV Series A	21,000	36,300
Megacable Holdings S.A.B. de CV unit	4,100	18,061
Mexichem S.A.B. de CV	17,800	41,322
Promotora y Operadora de Infraestructura S.A.B. de CV	3,475	35,348
Wal-Mart de Mexico SA de CV Series V	80,500	236,561

TOTAL MEXICO		2,240,243

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	46,500	45,523
HKT Trust/HKT Ltd. unit	59,000	91,454

TOTAL MULTI-NATIONAL		136,977

Netherlands - 3.2%
ABN AMRO Group NV GDR (b)	6,148	144,601
Adyen BV (b)	152	123,703
AEGON NV	26,227	136,909
AerCap Holdings NV (a)	1,964	97,493
Airbus Group NV	8,785	1,202,927
Akzo Nobel NV	3,453	293,177
ASML Holding NV (Netherlands)	6,195	1,289,190
CNH Industrial NV	15,782	171,134
EXOR NV	1,611	107,257
Ferrari NV	1,856	251,364
Fiat Chrysler Automobiles NV	16,597	255,661
Heineken Holding NV	1,740	176,716
Heineken NV (Bearer)	3,893	420,221
ING Groep NV (Certificaten Van Aandelen)	58,992	752,740
Koninklijke Ahold Delhaize NV	17,865	430,575
Koninklijke DSM NV	2,770	316,809
Koninklijke KPN NV	51,739	159,012
Koninklijke Philips Electronics NV	14,036	602,758
NN Group NV	4,720	205,511
NXP Semiconductors NV	5,249	554,399
QIAGEN NV (Germany) (a)	3,669	141,685
Randstad NV	1,731	98,861
STMicroelectronics NV (France)	10,013	183,886
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	2,094	359,928
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,164	1,401,528
Vopak NV	1,082	48,239
Wolters Kluwer NV	4,225	294,656
X5 Retail Group NV GDR	1,707	51,825

TOTAL NETHERLANDS		10,272,765

New Zealand - 0.2%
Auckland International Airport Ltd.	13,496	71,841
Fisher & Paykel Healthcare Corp.	8,684	91,699
Fletcher Building Ltd.	10,899	37,562
Meridian Energy Ltd.	17,677	47,934
Ryman Healthcare Group Ltd.	6,424	52,131
Spark New Zealand Ltd.	27,995	68,621
The a2 Milk Co. Ltd. (a)	10,882	121,886

TOTAL NEW ZEALAND		491,674

Norway - 0.5%
Aker Bp ASA	1,606	52,960
DNB ASA	14,350	275,525
Equinor ASA	17,520	390,814
Gjensidige Forsikring ASA	2,536	49,251
Marine Harvest ASA	6,841	148,199
Norsk Hydro ASA	20,893	89,988
Orkla ASA	12,173	95,437
Schibsted ASA (B Shares)	1,580	37,799
Telenor ASA	11,093	222,697
Yara International ASA	2,635	118,839

TOTAL NORWAY		1,481,509

Pakistan - 0.0%
Habib Bank Ltd.	5,100	4,595
MCB Bank Ltd.	2,900	3,899
Oil & Gas Development Co. Ltd.	7,600	7,572

TOTAL PAKISTAN		16,066

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	20,037	109,893
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,530	41,011
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	27,490	29,529
Aboitiz Power Corp.	23,800	17,335
Alliance Global Group, Inc.	65,700	18,989
Ayala Corp.	3,410	59,556
Ayala Land, Inc.	110,300	104,312
Bank of the Philippine Islands (BPI)	13,010	21,327
BDO Unibank, Inc.	29,510	76,398
DMCI Holdings, Inc.	56,200	12,117
Globe Telecom, Inc.	475	16,335
GT Capital Holdings, Inc.	1,433	23,948
International Container Terminal Services, Inc.	15,330	37,466
JG Summit Holdings, Inc.	47,720	60,849
Jollibee Food Corp.	7,860	46,255
Manila Electric Co.	2,540	18,893
Megaworld Corp.	204,000	22,071
Metro Pacific Investments Corp.	171,400	15,133
Metropolitan Bank & Trust Co.	21,090	30,254
Philippine Long Distance Telephone Co.	1,045	24,821
Robinsons Land Corp.	40,000	18,934
Security Bank Corp.	3,710	12,902
SM Investments Corp.	3,270	60,017
SM Prime Holdings, Inc.	152,000	121,723
Universal Robina Corp.	15,300	45,019

TOTAL PHILIPPINES		894,183

Poland - 0.3%
Alior Bank SA (a)	1,294	19,860
Bank Handlowy w Warszawie SA	256	4,167
Bank Millennium SA (a)	7,335	18,513
Bank Polska Kasa Opieki SA	2,743	81,613
Bank Zachodni WBK SA	473	49,114
BRE Bank SA	212	24,576
CD Projekt RED SA	1,007	56,629
Cyfrowy Polsat SA (a)	4,286	29,721
Dino Polska SA (a)(b)	553	18,378
Grupa Lotos SA	1,292	28,116
Jastrzebska Spolka Weglowa SA (a)	644	9,783
KGHM Polska Miedz SA (Bearer) (a)	2,278	61,310
LPP SA	21	47,067
NG2 SA	383	20,786
Polish Oil & Gas Co. SA	22,984	34,884
Polska Grupa Energetyczna SA (a)	13,686	34,095
Polski Koncern Naftowy Orlen SA	4,480	114,795
Powszechna Kasa Oszczednosci Bank SA	12,690	130,305
Powszechny Zaklad Ubezpieczen SA	9,524	104,674
Telekomunikacja Polska SA (a)	9,824	12,689

TOTAL POLAND		901,075

Portugal - 0.1%
Energias de Portugal SA	39,387	149,272
Galp Energia SGPS SA Class B	7,289	122,385
Jeronimo Martins SGPS SA	4,080	66,445

TOTAL PORTUGAL		338,102

Qatar - 0.2%
Barwa Real Estate Co. (a)	2,604	24,826
Ezdan Holding Group (a)	11,326	33,318
Industries Qatar QSC (a)	2,703	89,834
Masraf al Rayan (a)	6,206	61,877
Qatar Electricity & Water Co. (a)	637	29,217
Qatar Insurance Co. SAQ (a)	2,048	21,561
Qatar Islamic Bank (a)	1,826	83,608
Qatar National Bank SAQ (a)	6,863	369,451
Qatar Telecom (Qtel) Q.S.C. (a)	1,160	20,710
The Commercial Bank of Qatar (a)	2,929	40,949

TOTAL QATAR		775,351

Russia - 0.9%
Alrosa Co. Ltd.	39,460	57,509
Gazprom OAO	137,060	348,301
Gazprom OAO sponsored ADR (Reg. S)	12,184	60,847
Inter Rao Ues JSC	426,000	25,828
Lukoil PJSC	6,290	536,773
Lukoil PJSC sponsored ADR	1,089	92,325
Magnit OJSC GDR (Reg. S)	5,537	78,958
Magnitogorsk Iron & Steel Works PJSC	32,900	22,491
MMC Norilsk Nickel PJSC	828	183,666
MMC Norilsk Nickel PJSC sponsored ADR	1,346	29,881
Mobile TeleSystems OJSC sponsored ADR	7,166	56,468
Moscow Exchange MICEX-RTS OAO	24,180	34,051
NOVATEK OAO GDR (Reg. S)	1,398	269,395
Novolipetsk Steel OJSC	15,320	40,541
PhosAgro OJSC GDR (Reg. S)	1,882	23,694
Polyus PJSC	375	29,217
Rosneft Oil Co. OJSC	14,830	98,353
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	15,599
RusHydro PJSC rights (a)	35,762	0
Sberbank of Russia	162,965	570,924
Severstal PAO	2,250	36,372
Severstal PAO GDR (Reg. S)	592	9,584
Surgutneftegas OJSC	46,800	17,781
Tatneft PAO	20,480	239,940
Tatneft PAO sponsored ADR	513	36,043
VTB Bank OJSC (a)	50,370,000	27,656

TOTAL RUSSIA		2,942,197

Singapore - 0.9%
Ascendas Real Estate Investment Trust	43,800	96,611
BOC Aviation Ltd. Class A (b)	3,000	25,813
CapitaCommercial Trust (REIT)	41,200	58,766
CapitaLand Ltd.	38,400	99,663
CapitaMall Trust	39,300	69,926
City Developments Ltd.	7,500	49,298
ComfortDelgro Corp. Ltd.	30,500	60,323
DBS Group Holdings Ltd.	27,002	560,846
Jardine Cycle & Carriage Ltd.	1,400	36,562
Keppel Corp. Ltd.	21,800	108,511
Oversea-Chinese Banking Corp. Ltd.	48,252	429,269
Sembcorp Industries Ltd.	13,300	26,011
Singapore Airlines Ltd.	7,700	54,802
Singapore Airport Terminal Service Ltd.	9,800	37,684
Singapore Exchange Ltd.	12,400	67,283
Singapore Press Holdings Ltd.	28,100	51,857
Singapore Technologies Engineering Ltd.	24,400	71,042
Singapore Telecommunications Ltd.	122,900	286,444
Suntec (REIT)	40,300	54,816
United Overseas Bank Ltd.	20,303	415,435
UOL Group Ltd.	9,600	53,502
Venture Corp. Ltd.	4,000	49,908
Wilmar International Ltd.	25,800	69,048
Yangzijiang Shipbuilding Holdings Ltd.	32,000	36,938

TOTAL SINGAPORE		2,870,358

South Africa - 1.5%
Anglo American Platinum Ltd.	760	38,357
AngloGold Ashanti Ltd.	6,289	74,826
Aspen Pharmacare Holdings Ltd.	5,390	38,772
Barclays Africa Group Ltd.	10,420	119,650
Bidcorp Ltd.	4,965	104,843
Bidvest Group Ltd.	5,485	83,243
Capitec Bank Holdings Ltd.	626	58,495
Clicks Group Ltd.	3,652	49,951
Discovery Ltd.	5,510	55,489
Exxaro Resources Ltd.	4,104	46,858
FirstRand Ltd.	51,292	243,498
Fortress (REIT) Ltd.:
Class A	15,083	20,318
Class B	8,037	6,101
Foschini Ltd.	3,407	44,004
Gold Fields Ltd.	11,778	44,388
Growthpoint Properties Ltd.	43,147	75,044
Hyprop Investments Ltd.	3,649	17,856
Investec Ltd.	4,433	28,309
Kumba Iron Ore Ltd.	1,106	33,141
Liberty Holdings Ltd.	1,267	9,167
Life Healthcare Group Holdings Ltd.	18,414	33,533
MMI Holdings Ltd. (a)	10,640	13,277
Mondi Ltd.	1,964	43,288
Mr Price Group Ltd.	4,153	62,892
MTN Group Ltd.	25,974	187,692
MultiChoice Group Ltd. (a)	6,852	61,527
Naspers Ltd. Class N	6,618	1,702,484
Nedbank Group Ltd.	5,904	109,809
Netcare Ltd.	22,090	37,030
Oceana Group Ltd.	586	2,868
Old Mutual Ltd.	73,204	117,648
Pick 'n Pay Stores Ltd.	5,574	27,030
PSG Group Ltd.	2,540	47,068
Rand Merchant Insurance Holdings Ltd.	9,698	23,477
Redefine Properties Ltd.	81,192	55,906
Remgro Ltd.	7,831	106,284
Resilient Property Income Fund Ltd.	4,540	18,020
RMB Holdings Ltd.	11,778	68,733
Sanlam Ltd.	27,690	148,080
Sappi Ltd.	8,587	40,927
Sasol Ltd.	8,527	282,896
Shoprite Holdings Ltd.	6,747	81,285
Spar Group Ltd.	2,603	35,301
Standard Bank Group Ltd.	19,735	274,538
Telkom SA Ltd.	4,772	28,285
Tiger Brands Ltd.	2,268	39,391
Truworths International Ltd.	7,343	38,802
Vodacom Group Ltd.	9,413	75,883
Woolworths Holdings Ltd.	13,508	45,052

TOTAL SOUTH AFRICA		5,001,316

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	3,901	179,392
Aena Sme SA (b)	1,029	190,835
Amadeus IT Holding SA Class A	6,620	526,580
Banco Bilbao Vizcaya Argentaria SA	101,064	614,555
Banco de Sabadell SA	85,425	99,262
Banco Santander SA (Spain)	245,079	1,240,124
Bankia SA	16,975	46,932
Bankinter SA	10,294	82,183
CaixaBank SA	55,212	175,988
Enagas SA	3,614	102,958
Endesa SA	4,578	114,041
Ferrovial SA	7,387	181,944
Gas Natural SDG SA	4,944	140,404
Grifols SA	4,699	130,390
Iberdrola SA	93,271	847,590
Inditex SA	16,485	498,664
MAPFRE SA (Reg.)	15,130	45,394
Red Electrica Corporacion SA	6,296	130,666
Repsol SA	21,231	360,262
Siemens Gamesa Renewable Energy SA	3,392	60,833
Telefonica SA	70,603	588,642

TOTAL SPAIN		6,357,639

Sweden - 1.6%
Alfa Laval AB	4,317	100,205
ASSA ABLOY AB (B Shares)	15,171	324,319
Atlas Copco AB:
(A Shares)	9,958	310,832
(B Shares)	6,121	174,339
Boliden AB	4,062	120,885
Electrolux AB (B Shares)	3,811	93,401
Epiroc AB:
Class A	10,272	106,188
Class B	5,744	56,841
Essity AB Class B	9,219	273,352
H&M Hennes & Mauritz AB (B Shares)	13,309	232,228
Hexagon AB (B Shares)	4,004	218,747
Husqvarna AB (B Shares)	5,817	53,111
ICA Gruppen AB	1,043	37,740
Industrivarden AB (C Shares)	2,303	51,828
Investor AB (B Shares)	6,523	311,093
Kinnevik AB (B Shares)	3,868	112,719
Lundbergfoeretagen AB	1,103	37,725
Lundin Petroleum AB	2,757	89,785
Sandvik AB	17,196	318,442
Securitas AB (B Shares)	4,778	83,551
Skandinaviska Enskilda Banken AB (A Shares)	24,820	236,972
Skanska AB (B Shares)	4,976	86,653
SKF AB (B Shares)	5,737	106,490
Svenska Handelsbanken AB (A Shares)	22,948	250,663
Swedbank AB (A Shares)	13,771	225,007
Swedish Match Co. AB	2,546	124,142
Tele2 AB (B Shares)	7,737	103,363
Telefonaktiebolaget LM Ericsson (B Shares)	46,670	461,668
TeliaSonera AB	42,427	180,761
Volvo AB (B Shares)	23,663	379,234

TOTAL SWEDEN		5,262,284

Switzerland - 5.7%
ABB Ltd. (Reg.)	28,051	576,973
Adecco SA (Reg.)	2,324	133,471
Alcon, Inc. (a)	6,227	358,605
Baloise Holdings AG	711	121,832
Barry Callebaut AG	29	53,108
Clariant AG (Reg.)	3,577	73,509
Coca-Cola HBC AG	3,074	109,873
Compagnie Financiere Richemont SA Series A	7,926	579,409
Credit Suisse Group AG	39,253	522,022
Dufry AG	463	45,230
Ems-Chemie Holding AG	114	69,030
Galenica AG	715	93,467
Geberit AG (Reg.)	567	237,773
Givaudan SA	139	359,999
Julius Baer Group Ltd.	3,330	160,855
Kuehne & Nagel International AG	825	119,870
Lafargeholcim Ltd. (Reg.)	7,393	380,044
Lindt & Spruengli AG	2	151,725
Lindt & Spruengli AG (participation certificate)	16	106,384
Lonza Group AG	1,140	352,065
Nestle SA (Reg. S)	46,046	4,433,182
Novartis AG	32,730	2,681,899
Pargesa Holding SA	505	39,748
Partners Group Holding AG	266	200,384
Roche Holding AG (participation certificate)	10,603	2,797,743
Schindler Holding AG:
(participation certificate)	669	144,312
(Reg.)	274	58,191
SGS SA (Reg.)	82	216,361
Sika AG	1,951	298,696
Sonova Holding AG Class B	857	172,838
Straumann Holding AG	151	121,903
Swatch Group AG (Bearer)	460	140,490
Swatch Group AG (Bearer) (Reg.)	1,020	59,862
Swiss Life Holding AG	521	244,969
Swiss Prime Site AG	1,115	89,511
Swiss Re Ltd.	4,505	433,545
Swisscom AG	399	185,883
Temenos Group AG	873	145,136
UBS Group AG	58,475	784,200
Zurich Insurance Group Ltd.	2,226	709,777

TOTAL SWITZERLAND		18,563,874

Taiwan - 2.8%
Acer, Inc.	39,000	26,440
Advantech Co. Ltd.	5,000	40,450
ASE Technology Holding Co. Ltd.	51,500	119,627
Asia Cement Corp.	29,000	39,180
ASUSTeK Computer, Inc.	10,000	76,370
AU Optronics Corp.	118,000	42,200
Catcher Technology Co. Ltd.	10,000	79,121
Cathay Financial Holding Co. Ltd.	128,000	185,153
Chang Hwa Commercial Bank	96,080	57,520
Cheng Shin Rubber Industry Co. Ltd.	25,000	33,372
Chicony Electronics Co. Ltd.	10,030	24,700
China Airlines Ltd.	40,000	12,685
China Development Finance Holding Corp.	229,000	73,735
China Life Insurance Co. Ltd.	49,726	41,355
China Steel Corp.	184,000	148,560
Chinatrust Financial Holding Co. Ltd.	255,000	174,528
Chunghwa Telecom Co. Ltd.	55,000	198,116
Compal Electronics, Inc.	53,000	34,216
Delta Electronics, Inc.	33,000	173,532
E.SUN Financial Holdings Co. Ltd.	143,879	118,029
ECLAT Textile Co. Ltd.	3,000	42,716
EVA Airways Corp.	31,010	15,203
Evergreen Marine Corp. (Taiwan)	46,866	20,550
Far Eastern Textile Ltd.	48,000	52,346
Far EasTone Telecommunications Co. Ltd.	22,000	53,964
Feng Tay Enterprise Co. Ltd.	6,000	48,638
First Financial Holding Co. Ltd.	145,171	103,586
Formosa Chemicals & Fibre Corp.	51,000	183,192
Formosa Petrochemical Corp.	21,000	77,811
Formosa Plastics Corp.	69,000	250,081
Formosa Taffeta Co. Ltd.	13,000	15,671
Foxconn Technology Co. Ltd.	12,000	26,872
Fubon Financial Holding Co. Ltd.	97,000	143,136
Giant Manufacturing Co. Ltd.	5,000	38,104
GlobalWafers Co. Ltd.	3,000	32,716
Highwealth Construction Corp.	12,000	19,203
HIWIN Technologies Corp.	3,128	29,709
Hon Hai Precision Industry Co. Ltd. (Foxconn)	199,800	561,861
Hotai Motor Co. Ltd.	4,000	60,449
Hua Nan Financial Holdings Co. Ltd.	98,366	64,300
Innolux Corp.	126,000	40,366
Inventec Corp.	34,000	27,286
Largan Precision Co. Ltd.	1,000	150,476
Lite-On Technology Corp.	30,000	42,279
MediaTek, Inc.	24,000	229,500
Mega Financial Holding Co. Ltd.	159,000	152,558
Micro-Star International Co. Ltd.	9,000	24,930
Nan Ya Plastics Corp.	75,000	189,551
Nanya Technology Corp.	14,000	29,629
Nien Made Enterprise Co. Ltd.	2,000	15,662
Novatek Microelectronics Corp.	8,000	52,165
Pegatron Corp.	28,000	52,825
Phison Electronics Corp.	2,000	18,801
Pou Chen Corp.	41,000	49,820
Powertech Technology, Inc.	11,000	27,409
President Chain Store Corp.	9,000	83,878
Quanta Computer, Inc.	46,000	88,124
Realtek Semiconductor Corp.	8,000	54,107
Ruentex Development Co. Ltd.	9,000	12,349
Ruentex Industries Ltd.	4,800	11,463
Shin Kong Financial Holding Co. Ltd.	146,454	41,422
Sinopac Holdings Co.	145,100	55,876
Standard Foods Corp.	7,000	12,391
Synnex Technology International Corp.	19,000	23,672
TaiMed Biologics, Inc. (a)	2,000	10,161
Taishin Financial Holdings Co. Ltd.	164,879	74,698
Taiwan Business Bank	53,040	21,884
Taiwan Cement Corp.	74,700	101,527
Taiwan Cooperative Financial Holding Co. Ltd.	129,975	86,224
Taiwan High Speed Rail Corp.	29,000	35,286
Taiwan Mobile Co. Ltd.	24,000	87,761
Taiwan Semiconductor Manufacturing Co. Ltd.	371,000	3,114,827
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	202	8,852
Tatung Co. Ltd. (a)	25,000	19,254
The Shanghai Commercial & Savings Bank Ltd.	48,000	77,354
Unified-President Enterprises Corp.	70,000	166,268
United Microelectronics Corp.	161,000	70,201
Vanguard International Semiconductor Corp.	13,000	28,817
Walsin Technology Corp.	4,000	24,464
Win Semiconductors Corp.	6,000	40,192
Winbond Electronics Corp.	41,000	21,295
Wistron Corp.	38,763	32,112
WPG Holding Co. Ltd.	18,400	24,264
Yageo Corp.	3,396	33,463
Yuanta Financial Holding Co. Ltd.	169,000	97,893

TOTAL TAIWAN		9,202,333

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	15,700	93,460
Airports of Thailand PCL (For. Reg.)	61,800	132,633
Bangkok Bank PCL (For. Reg.)	3,300	21,609
Bangkok Dusit Medical Services PCL (For. Reg.)	56,200	44,900
Bangkok Expressway and Metro PCL	100,900	34,458
Banpu PCL (For. Reg.)	23,600	12,126
Berli Jucker PCL (For. Reg)	16,500	26,623
BTS Group Holdings PCL	75,100	27,765
Bumrungrad Hospital PCL (For. Reg.)	4,700	26,064
C.P. ALL PCL (For. Reg.)	72,300	175,554
Central Pattana PCL (For. Reg.)	21,700	51,331
Charoen Pokphand Foods PCL (For. Reg.)	44,700	38,163
Electricity Generating PCL (For. Reg.)	1,800	16,693
Energy Absolute PCL	18,400	32,139
Glow Energy PCL (For. Reg.)	6,500	18,634
Gulf Energy Development PCL	5,700	18,662
Home Product Center PCL (For. Reg.)	54,000	26,562
Indorama Ventures PCL (For. Reg.)	21,100	30,244
IRPC PCL (For. Reg.)	159,300	28,199
Kasikornbank PCL	3,000	17,953
Kasikornbank PCL (For. Reg.)	22,500	134,292
Krung Thai Bank PCL (For. Reg.)	46,300	27,417
Land & House PCL (For. Reg.)	60,500	21,230
Minor International PCL (For. Reg.)	35,000	41,122
Muangthai Leasing PCL	9,000	14,522
PTT Exploration and Production PCL (For. Reg.)	21,400	89,509
PTT Global Chemical PCL (For. Reg.)	30,500	65,697
PTT PCL (For. Reg.)	151,700	231,703
Robinsons Department Store PCL (For. Reg.)	7,400	13,505
Siam Cement PCL (For. Reg.)	5,200	75,269
Siam Commercial Bank PCL (For. Reg.)	26,900	110,407
Thai Oil PCL (For. Reg.)	14,400	31,243
Thai Union Frozen Products PCL (For. Reg.)	28,300	16,758
TMB PCL (For. Reg.)	231,100	14,626
True Corp. PCL (For. Reg.)	156,300	25,220

TOTAL THAILAND		1,786,292

Turkey - 0.1%
Akbank TAS	42,122	43,203
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,349	11,124
Arcelik A/S (a)	2,523	7,755
Aselsan A/S	4,548	15,579
Bim Birlesik Magazalar A/S JSC	2,933	40,823
Eregli Demir ve Celik Fabrikalari T.A.S.	22,334	34,286
Ford Otomotiv Sanayi A/S	599	5,290
Haci Omer Sabanci Holding A/S	12,020	15,511
Koc Holding A/S	11,610	31,521
Petkim Petrokimya Holding A/S	13,444	10,071
TAV Havalimanlari Holding A/S	2,449	10,384
Tupras Turkiye Petrol Rafinerileri A/S	1,758	36,327
Turk Hava Yollari AO (a)	10,802	25,906
Turk Sise ve Cam Fabrikalari A/S	5,790	5,919
Turkcell Iletisim Hizmet A/S	15,568	32,613
Turkiye Garanti Bankasi A/S	38,856	53,202
Turkiye Halk Bankasi A/S	12,295	12,054
Turkiye Is Bankasi A/S Series C	29,351	26,366

TOTAL TURKEY		417,934

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	32,931	88,577
Aldar Properties PJSC	53,244	25,802
Damac Properties Dubai Co. PJSC	22,847	7,713
DP World Ltd.	2,719	54,380
Dubai Islamic Bank Pakistan Ltd. (a)	29,752	41,876
Emaar Development PJSC (a)	12,943	13,813
Emaar Malls Group PJSC (a)	25,104	11,892
Emaar Properties PJSC	55,776	72,887
Emirates Telecommunications Corp.	25,309	115,068
National Bank of Abu Dhabi PJSC (a)	39,468	171,920

TOTAL UNITED ARAB EMIRATES		603,928

United Kingdom - 10.4%
3i Group PLC	14,859	207,422
Admiral Group PLC	3,102	89,152
Anglo American PLC (United Kingdom)	15,955	412,237
Antofagasta PLC	6,263	74,156
Ashtead Group PLC	7,440	205,871
Associated British Foods PLC	5,162	172,253
AstraZeneca PLC (United Kingdom)	19,162	1,427,565
Auto Trader Group PLC (b)	14,343	106,029
Aviva PLC	60,008	337,013
Babcock International Group PLC	3,106	21,264
BAE Systems PLC	48,741	313,272
Barclays PLC	260,121	558,221
Barratt Developments PLC	14,943	117,265
Berkeley Group Holdings PLC	1,958	95,899
BHP Billiton PLC	31,814	750,956
BP PLC	301,004	2,188,812
BP PLC sponsored ADR	219	9,577
British American Tobacco PLC (United Kingdom)	34,647	1,356,394
British Land Co. PLC	14,271	110,540
BT Group PLC	127,581	380,704
Bunzl PLC	5,224	157,291
Burberry Group PLC	6,375	167,673
Carnival PLC	2,617	138,739
Centrica PLC	81,973	113,956
Coca-Cola European Partners PLC	3,190	170,952
Compass Group PLC	23,909	544,022
ConvaTec Group PLC (b)	18,548	33,511
Croda International PLC	1,889	127,621
Diageo PLC	36,613	1,543,520
Direct Line Insurance Group PLC	20,619	88,566
easyJet PLC	2,064	31,315
Fresnillo PLC	2,963	28,932
G4S PLC (United Kingdom)	21,794	61,443
GlaxoSmithKline PLC	75,029	1,541,338
Hammerson PLC	12,090	50,749
Hargreaves Lansdown PLC	4,264	125,495
HSBC Holdings PLC (United Kingdom)	301,295	2,625,172
Imperial Tobacco Group PLC	14,565	462,664
Informa PLC	19,298	196,032
InterContinental Hotel Group PLC	2,717	176,015
Intertek Group PLC	2,370	165,341
Investec PLC	11,776	74,476
ITV PLC	54,608	97,307
J Sainsbury PLC	26,030	75,523
John Wood Group PLC	10,493	64,378
Johnson Matthey PLC	2,856	124,277
Kingfisher PLC	32,120	110,756
Land Securities Group PLC	10,644	128,110
Legal & General Group PLC	90,850	329,579
Lloyds Banking Group PLC	1,074,232	878,545
London Stock Exchange Group PLC	4,752	311,557
Marks & Spencer Group PLC	24,467	91,268
Meggitt PLC	12,675	89,980
Melrose Industries PLC	74,741	197,069
Merlin Entertainments PLC (b)	10,149	48,464
Micro Focus International PLC	5,093	128,695
Mondi PLC	5,329	116,778
National Grid PLC	51,570	562,255
Next PLC	2,133	160,377
NMC Health PLC	1,601	58,915
Pearson PLC	11,403	123,527
Persimmon PLC	4,647	135,495
Prudential PLC	39,170	889,997
Reckitt Benckiser Group PLC	10,169	822,738
RELX PLC (London Stock Exchange)	29,852	684,726
Rio Tinto PLC	17,396	1,014,866
Rolls-Royce Holdings PLC	25,917	310,370
Royal Bank of Scotland Group PLC	73,185	229,167
Royal Dutch Shell PLC:
Class A	582	18,520
Class A (United Kingdom)	69,247	2,206,308
Class A sponsored ADR	115	7,306
Class B (United Kingdom)	54,227	1,750,088
Royal Mail PLC	12,703	41,876
RSA Insurance Group PLC	16,748	118,370
Sage Group PLC	15,775	149,219
Schroders PLC	1,734	71,610
Scottish & Southern Energy PLC	15,064	225,397
Segro PLC	15,643	138,383
Severn Trent PLC	3,547	94,171
Smith & Nephew PLC	13,305	257,219
Smiths Group PLC	6,289	124,858
St. James's Place Capital PLC	7,888	115,357
Standard Chartered PLC (United Kingdom)	42,728	390,021
Standard Life PLC	36,270	131,909
Taylor Wimpey PLC	48,785	115,399
Tesco PLC	148,404	484,189
The Weir Group PLC	3,727	80,652
Unilever PLC	16,746	1,015,060
United Utilities Group PLC	9,672	104,531
Vodafone Group PLC	403,079	747,661
Vodafone Group PLC sponsored ADR	110	2,037
Whitbread PLC	2,859	166,275
WM Morrison Supermarkets PLC	33,040	93,019

TOTAL UNITED KINGDOM		33,993,579

United States of America - 0.1%
Southern Copper Corp.	1,347	51,752
Yum China Holdings, Inc.	5,511	261,993

TOTAL UNITED STATES OF AMERICA		313,745

TOTAL COMMON STOCKS
(Cost $318,602,138)		309,205,784

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)	62,490	567,033
Braskem SA (PN-A)	2,500	30,463
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	3,200	28,278
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,400	59,065
Companhia Energetica de Minas Gerais (CEMIG) (PN)	14,800	55,635
Gerdau SA	16,200	58,461
Itau Unibanco Holding SA	73,550	634,566
Itausa-Investimentos Itau SA (PN)	68,147	206,991
Lojas Americanas SA (PN)	12,400	49,713
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	62,000	428,660
Telefonica Brasil SA	6,200	73,636

TOTAL BRAZIL		2,192,501

Chile - 0.0%
Embotelladora Andina SA Class B	4,764	17,008
Sociedad Quimica y Minera de Chile SA (PN-B)	1,954	69,669

TOTAL CHILE		86,677

Colombia - 0.1%
Bancolombia SA (PN)	6,628	83,843
Grupo Aval Acciones y Valores SA	57,647	22,198
Grupo de Inversiones Suramerica SA	1,893	20,410

TOTAL COLOMBIA		126,451

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	800	59,041
Fuchs Petrolub AG	960	41,756
Henkel AG & Co. KGaA	2,894	292,911
Porsche Automobil Holding SE (Germany)	2,243	155,928
Sartorius AG (non-vtg.)	538	98,478
Volkswagen AG	2,870	499,073

TOTAL GERMANY		1,147,187

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	102,423	53,483
Korea (South) - 0.2%
AMOREPACIFIC Corp.	110	11,057
CJ Corp. (a)(d)	29	914
Hyundai Motor Co.	2,510	174,663
Hyundai Motor Co. Series 2	341	25,633
LG Chemical Ltd.	99	17,053
LG Household & Health Care Ltd.	33	22,935
Samsung Electronics Co. Ltd.	11,989	383,150

TOTAL KOREA (SOUTH)		635,405

Russia - 0.0%
AK Transneft OAO	7	18,189
Surgutneftegas OJSC	144,900	87,772

TOTAL RUSSIA		105,961

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	1,840,107	2,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,532,513)		4,350,065

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.49% (e)	8,970,937	8,972,731
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	262,278	262,304
TOTAL MONEY MARKET FUNDS
(Cost $9,234,984)		9,235,035
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $332,369,635)		322,790,884
NET OTHER ASSETS (LIABILITIES) - 1.0%		3,376,889
NET ASSETS - 100%		$326,167,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	88	June 2019	$8,434,800	$125,162	$125,162
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	61	June 2019	3,294,610	34,808	34,808
TME S&P/TSX 60 Index Contracts (Canada)	6	June 2019	889,811	9,468	9,468
TOTAL FUTURES CONTRACTS					$169,438

The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,815,798 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,551
Fidelity Securities Lending Cash Central Fund	1,218
Total	$129,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$21,925,766	$7,823,035	$14,102,731	$--
Consumer Discretionary	36,280,808	25,631,351	10,648,768	689
Consumer Staples	30,521,491	16,042,868	14,478,623	--
Energy	22,896,066	11,649,217	11,246,849	--
Financials	69,332,703	44,088,361	25,196,665	47,677
Health Care	25,107,581	11,032,609	14,074,972	--
Industrials	37,008,798	26,522,047	10,485,793	958
Information Technology	26,993,995	18,333,841	8,660,154	--
Materials	23,358,908	15,482,551	7,876,357	--
Real Estate	10,415,564	10,415,564	--	--
Utilities	9,714,169	6,834,625	2,879,544	--
Money Market Funds	9,235,035	9,235,035	--	--
Total Investments in Securities:	$322,790,884	$203,091,104	$119,650,456	$49,324
Derivative Instruments:
Assets
Futures Contracts	$169,438	$169,438	$--	$--
Total Assets	$169,438	$169,438	$--	$--
Total Derivative Instruments:	$169,438	$169,438	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$169,438	$0
Total Equity Risk	169,438	0
Total Value of Derivatives	$169,438	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $255,571) — See accompanying schedule: Unaffiliated issuers (cost $323,134,650)	$313,555,849
Fidelity Central Funds (cost $9,234,985)	9,235,035
Total Investment in Securities (cost $332,369,635)		$322,790,884
Segregated cash with brokers for derivative instruments		554,705
Foreign currency held at value (cost $1,242,673)		1,236,606
Receivable for fund shares sold		952,899
Dividends receivable		1,211,968
Distributions receivable from Fidelity Central Funds		17,548
Total assets		326,764,610
Liabilities
Payable for fund shares redeemed	$260,803
Payable for daily variation margin on futures contracts	4,326
Other payables and accrued expenses	69,628
Collateral on securities loaned	262,080
Total liabilities		596,837
Net Assets		$326,167,773
Net Assets consist of:
Paid in capital		$332,615,123
Total distributable earnings (loss)		(6,447,350)
Net Assets, for 28,635,241 shares outstanding		$326,167,773
Net Asset Value, offering price and redemption price per share ($326,167,773 ÷ 28,635,241 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$4,318,100
Interest		7,130
Income from Fidelity Central Funds		129,769
Income before foreign taxes withheld		4,454,999
Less foreign taxes withheld		(403,646)
Total income		4,051,353
Expenses
Independent trustees' fees and expenses	$578
Commitment fees	380
Total expenses before reductions	958
Expense reductions	(184)
Total expenses after reductions		774
Net investment income (loss)		4,050,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(370,792)
Fidelity Central Funds	(53)
Foreign currency transactions	(34,917)
Futures contracts	134,622
Total net realized gain (loss)		(271,140)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $69,416)	21,255,705
Fidelity Central Funds	51
Assets and liabilities in foreign currencies	(2,727)
Futures contracts	1,005,675
Total change in net unrealized appreciation (depreciation)		22,258,704
Net gain (loss)		21,987,564
Net increase (decrease) in net assets resulting from operations		$26,038,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,050,579	$4,069,385
Net realized gain (loss)	(271,140)	230,182
Change in net unrealized appreciation (depreciation)	22,258,704	(32,247,806)
Net increase (decrease) in net assets resulting from operations	26,038,143	(27,948,239)
Distributions to shareholders	(4,638,877)	(129,938)
Share transactions
Proceeds from sales of shares	101,737,652	304,258,299
Reinvestment of distributions	493,244	129,938
Cost of shares redeemed	(42,333,614)	(39,431,399)
Net increase (decrease) in net assets resulting from share transactions	59,897,282	264,956,838
Total increase (decrease) in net assets	81,296,548	236,878,661
Net Assets
Beginning of period	244,871,225	7,992,564
End of period	$326,167,773	$244,871,225
Other Information
Shares
Sold	9,433,834	25,836,592
Issued in reinvestment of distributions	48,215	11,202
Redeemed	(3,942,730)	(3,429,802)
Net increase (decrease)	5,539,319	22,417,992

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.36	.19
Net realized and unrealized gain (loss)	.82	(1.35)	1.60
Total from investment operations	.98	(.99)	1.79
Distributions from net investment income	(.19)	(.15)	–
Distributions from net realized gain	–	(.05)	–
Total distributions	(.19)	(.20)	–
Net asset value, end of period	$11.39	$10.60	$11.79
Total ReturnC,D	9.48%	(8.53)%	17.90%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.93%H	3.13%	2.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$326,168	$244,871	$7,993
Portfolio turnover rateI	2%H	4%J	18%H

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,074,820
Gross unrealized depreciation	(26,503,727)
Net unrealized appreciation (depreciation)	$(9,428,907)
Tax cost	$332,389,229

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(211,725)
Long-term	(340,659)
Total no expiration	$(552,384)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,191,027 and $2,010,397, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $181,394,706 in exchange for 15,179,473 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $380 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,218. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's expenses by $184.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %C	$1,000.00	$1,094.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZEI-SANN-0619
1.9881634.102

Fidelity® Total International Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
8.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.8
Industrials	12.2
Consumer Discretionary	11.6
Consumer Staples	8.9
Information Technology	8.2
Health Care	7.5
Materials	7.2
Energy	7.0
Communication Services	6.3
Real Estate	3.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	15.9%
United Kingdom	10.5%
Canada	6.8%
France	6.0%
Germany	5.4%
Switzerland	5.2%
United States of America*	5.1%
Australia	4.4%
Cayman Islands	4.4%
Other	36.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 4.4%
Abacus Property Group unit	51,829	$137,744
Accent Group Ltd.	32,302	36,776
Adelaide Brighton Ltd.	42,842	130,772
Afterpay Touch Group Ltd. (a)	12,426	224,161
AGL Energy Ltd.	65,126	1,020,592
ALS Ltd.	73,570	411,794
Altium Ltd.	11,073	263,840
Alumina Ltd.	255,284	403,116
Amcor Ltd.	108,537	1,226,506
AMP Ltd.	312,212	499,613
Ansell Ltd.	17,770	338,228
APA Group unit	117,873	799,370
APN News & Media Ltd.	14,469	17,646
Appen Ltd.	12,670	226,151
ARB Corp. Ltd.	7,658	97,875
Ardent Leisure Group Ltd.	13,116	11,835
Aristocrat Leisure Ltd.	61,623	1,132,945
ASX Ltd.	20,351	1,068,810
Atlas Arteria Ltd. unit	83,614	412,606
Aurizon Holdings Ltd.	230,014	771,826
Ausdrill Ltd.	58,319	67,424
Australia & New Zealand Banking Group Ltd.	291,300	5,585,573
Australian Agricultural Co. Ltd. (a)	71,591	59,552
Australian Pharmaceutical Industries Ltd.	31,076	31,546
Automotive Holdings Group Ltd.	2,148	3,634
Babcock & Brown Wind Partners (a)	22,022	7,141
Bank of Queensland Ltd.	71,600	467,898
Bapcor Ltd.	53,203	213,406
Beach Energy Ltd.	210,274	315,736
Bega Cheese Ltd.	25,105	89,551
Bellamy's Australia Ltd. (a)	3,737	28,399
Bendigo & Adelaide Bank Ltd.	46,769	339,589
BHP Billiton Ltd.	290,103	7,676,804
Bingo Industries Ltd.	33,961	40,340
Blackmores Ltd.	665	43,382
BlueScope Steel Ltd.	58,194	551,771
Boral Ltd.	121,988	417,078
Brambles Ltd.	152,525	1,295,646
Bravura Solutions Ltd.	46,661	189,796
Breville Group Ltd.	15,579	211,302
Brickworks Ltd.	3,884	44,821
BT Investment Management Ltd.	21,895	140,920
BWP Trust	57,248	149,321
Caltex Australia Ltd.	25,962	497,995
Carsales.com Ltd.	32,878	311,967
Centuria Industrial REIT	1,014	2,159
Challenger Ltd.	50,748	294,069
Charter Hall Education Trust	58,374	153,492
Charter Hall Group unit	55,554	384,187
Charter Hall Long Wale REIT unit	5,867	19,025
Charter Hall Retail REIT	47,426	155,463
Cimic Group Ltd.	11,956	426,392
Coca-Cola Amatil Ltd.	50,126	310,960
Cochlear Ltd.	5,575	736,225
Coles Group Ltd. (a)	118,100	1,049,840
Commonwealth Bank of Australia	177,656	9,332,780
Computershare Ltd.	52,064	654,406
Cooper Energy Ltd. (a)	310,278	118,114
Corporate Travel Management Ltd.	6,485	121,833
Costa Group Holdings Ltd.	19,396	77,527
Credit Corp. Group Ltd.	3,751	63,066
Cromwell Property Group unit	273,904	217,225
Crown Ltd.	42,649	399,569
CSL Ltd.	46,600	6,523,158
CSR Ltd.	34,399	86,328
DEXUS Property Group unit	96,117	846,971
Domain Holdings Australia Ltd.	4,825	9,184
Dominos Pizza Enterprises Ltd.	7,917	239,987
Downer EDI Ltd.	84,960	463,568
DuluxGroup Ltd.	37,119	255,129
Eclipx Group Ltd.	20,670	14,790
Elders Ltd.	11,287	48,059
Estia Health Ltd.	5,345	10,889
Evolution Mining Ltd.	125,965	283,269
FKP Property Group unit	62,507	93,857
Flexigroup Ltd.	24,844	24,432
Flight Centre Travel Group Ltd.	4,521	122,384
Fortescue Metals Group Ltd.	156,899	790,833
G8 Education Ltd.	36,333	78,119
Galaxy Resources Ltd. (a)	17,639	18,155
GDI Property Group unit	5,098	4,995
Genworth Mortgage Insurance Ltd.	21,812	36,750
Goodman Group unit	159,604	1,480,669
GrainCorp Ltd.	22,622	143,526
Growthpoint Properties Australia Ltd.	1,348	4,001
GUD Holdings Ltd.	13,485	112,364
GWA Group Ltd.	15,587	37,030
Hansen Technologies Ltd.	12,222	25,934
Harvey Norman Holdings Ltd. (b)	79,400	233,408
Healius Ltd.	105,117	231,199
Healthscope Ltd.	150,599	260,104
HUB24 Ltd. (b)	10,115	106,959
IDP Education Ltd.	18,128	199,358
Iluka Resources Ltd.	56,446	343,799
Incitec Pivot Ltd.	177,677	422,104
Independence Group NL	88,499	278,248
Inghams Group Ltd.	8,510	26,696
Insurance Australia Group Ltd.	236,845	1,315,675
Invocare Ltd.	21,138	228,138
IOOF Holdings Ltd.	25,283	115,673
IPH Ltd.	12,190	61,271
Iress Ltd.	12,570	126,981
JB Hi-Fi Ltd.	18,990	344,983
Lendlease Group unit	63,370	594,147
Link Administration Holdings Ltd.	70,675	378,650
Lynas Corp. Ltd. (a)	66,714	93,119
Macquarie Group Ltd.	31,976	3,036,338
Magellan Financial Group Ltd.	12,366	388,884
Mayne Pharma Group Ltd. (a)	85,853	42,365
McMillan Shakespeare Ltd.	3,134	29,318
Medibank Private Ltd.	270,022	544,407
Mesoblast Ltd. (a)(b)	65,772	76,040
Metcash Ltd.	74,970	151,680
Mineral Resources Ltd.	16,681	183,327
Mirvac Group unit	374,246	746,624
Monadelphous Group Ltd.	7,750	103,531
Myer Holdings Ltd. (a)	14,173	7,094
MYOB Group Ltd.	32,308	77,437
Nanosonics Ltd. (a)	18,193	63,356
National Australia Bank Ltd.	272,592	4,867,141
National Storage (REIT) unit	78,561	99,133
Navitas Ltd.	20,533	83,809
New Hope Corp. Ltd.	32,624	61,865
Newcrest Mining Ltd.	79,317	1,398,422
NEXTDC Ltd. (a)	54,346	244,809
NIB Holdings Ltd.	34,573	140,140
Nine Entertainment Co. Holdings Ltd.	137,342	169,434
Northern Star Resources Ltd.	70,896	409,321
NRW Holdings Ltd.	77,175	159,949
Nufarm Ltd.	21,923	78,200
oOh!media Ltd.	32,368	86,023
Orica Ltd.	40,187	526,935
Origin Energy Ltd.	199,732	1,037,704
Orocobre Ltd. (a)	9,603	22,543
Orora Ltd.	148,623	317,459
OZ Minerals Ltd.	25,728	180,644
Pact Group Holdings Ltd.	17,118	31,737
Perpetual Trustees Australia Ltd.	3,769	108,723
Pilbara Minerals Ltd. (a)(b)	169,538	72,905
Platinum Asset Management Ltd.	61,829	217,060
Premier Investments Ltd.	11,629	140,020
Pro Medicus Ltd.	7,636	110,028
QBE Insurance Group Ltd.	144,581	1,317,856
Qube Holdings Ltd.	167,007	333,180
Quintis Ltd. (a)(c)	790	0
Ramsay Health Care Ltd.	14,874	684,908
realestate.com.au Ltd.	6,607	372,143
Regis Healthcare Ltd.	290	691
Regis Resources Ltd.	43,325	146,296
Reliance Worldwide Corp. Ltd.	118,062	406,152
Resolute Mng Ltd.	38,705	30,832
Rio Tinto Ltd.	36,075	2,425,361
Sandfire Resources NL	7,992	39,663
Santos Ltd.	193,848	982,536
Saracen Mineral Holdings Ltd. (a)	95,568	187,964
Scentre Group unit	534,177	1,438,490
SEEK Ltd.	33,475	429,723
Select Harvests Ltd.	5,638	25,437
Seven Group Holdings Ltd.	17,683	244,202
Shopping Centres Australasia Property Group unit	85,370	154,065
Sigma Healthcare Ltd.	31,213	11,552
Sims Metal Management Ltd.	18,028	131,155
Smartgroup Corp. Ltd.	2,759	16,493
Sonic Healthcare Ltd.	45,113	815,732
South32 Ltd.	502,754	1,183,751
Southern Cross Media Group Ltd.	34,197	30,375
SP AusNet	164,434	205,754
Spark Infrastructure Group unit	232,794	370,884
SpeedCast International Ltd.	9,792	26,783
St Barbara Ltd.	48,289	108,932
Steadfast Group Ltd.	74,037	177,976
Stockland Corp. Ltd. unit	235,736	626,506
Suncorp Group Ltd.	139,232	1,302,472
Super Retail Group Ltd.	6,031	36,818
Sydney Airport unit	111,323	597,996
Syrah Resources Ltd. (a)	14,130	11,057
Tabcorp Holdings Ltd.	190,314	642,635
Tassal Group Ltd.	26,831	96,842
Technology One Ltd.	15,556	96,393
Telstra Corp. Ltd.	412,905	983,842
The GPT Group unit	181,071	731,412
The Star Entertainment Group Ltd.	143,626	459,671
TPG Telecom Ltd.	44,979	213,712
Transpacific Industries Group Ltd.	238,844	378,839
Transurban Group unit	243,451	2,306,583
Treasury Wine Estates Ltd.	73,226	887,876
Vicinity Centres unit	345,268	618,228
Village Roadshow Ltd. (a)	338	858
Virtus Health Ltd.	1,474	4,125
Viva Energy Group Ltd. (d)	103,266	160,882
Viva Energy REIT unit	65,547	113,670
Vocus Group Ltd. (a)	52,460	144,598
Washington H. Soul Pattinson & Co. Ltd.	8,475	137,353
Webjet Ltd.	16,636	197,726
Wesfarmers Ltd.	112,711	2,861,197
West Australian Newspapers Holdings Ltd. (a)	77,891	31,024
Western Areas NL	25,883	41,236
Westgold Resources Ltd. (a)	33,822	35,407
Westpac Banking Corp.	346,873	6,738,492
Whitehaven Coal Ltd.	98,177	290,681
WiseTech Global Ltd.	8,601	135,696
Woodside Petroleum Ltd.	92,108	2,297,927
Woolworths Group Ltd.	130,893	2,938,896
WorleyParsons Ltd.	42,175	425,752

TOTAL AUSTRALIA		114,503,716

Austria - 0.3%
ams AG	9,501	400,852
Andritz AG	8,497	405,035
Austria Technologie & Systemtechnik AG	1,807	35,914
BAWAG Group AG (d)	7,165	347,810
CA Immobilien Anlagen AG	6,878	241,074
DO & CO Restaurants & Catering AG	329	27,786
Erste Group Bank AG	32,134	1,286,681
EVN AG	1,673	24,957
IMMOFINANZ Immobilien Anlagen AG	14,603	374,254
Lenzing AG	763	85,664
Oesterreichische Post AG	5,821	226,551
OMV AG	14,704	787,493
PORR AG	3,992	106,115
Raiffeisen International Bank-Holding AG	14,796	394,468
S IMMO AG	1,268	27,733
S&T AG	6,744	181,840
Schoeller-Bleckmann Oilfield Equipment AG	1,427	133,484
Telekom Austria AG	16,425	123,061
UNIQA Insurance Group AG	7,655	81,566
Verbund AG	6,593	326,994
Vienna Insurance Group AG	2,697	75,019
Voestalpine AG	12,734	408,907
Wienerberger AG	18,451	423,412
Zumtobel AG (a)	292	2,106

TOTAL AUSTRIA		6,528,776

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	18,194	387,903
Schroder (REIT) Ltd.	2,240	1,665
Sirius Real Estate Ltd.	166,401	137,787
Standard Life Investment Property Income Trust Ltd.	929	1,108
Stobart Group Ltd.	18,958	36,884

TOTAL BAILIWICK OF GUERNSEY		565,347

Bailiwick of Jersey - 0.4%
Boohoo.Com PLC (a)	71,246	228,267
Centamin PLC	102,570	118,370
Experian PLC	84,050	2,446,604
Ferguson PLC	22,655	1,607,091
Glencore Xstrata PLC	1,069,639	4,243,857
IWG PLC	78,776	349,159
Petrofac Ltd.	15,286	88,363
Polymetal International PLC	17,493	183,544
Sanne Group PLC	11,441	93,393
WPP PLC	124,051	1,547,883

TOTAL BAILIWICK OF JERSEY		10,906,531

Belgium - 0.7%
Ackermans & Van Haaren SA	3,878	623,728
Aedifica SA	1,968	176,585
Aedifica SA rights 5/2/19 (a)	1,968	8,609
Ageas	17,931	945,236
Agfa-Gevaert NV (a)	13,944	60,244
Anheuser-Busch InBev SA NV	76,719	6,820,867
Barco NV	1,385	246,061
Befimmo SCA Sicafi	2,341	134,172
Bekaert SA	2,466	67,321
Bpost SA	12,090	145,229
Cofinimmo SA	2,510	320,935
Colruyt NV	6,059	436,696
Compagnie D'entreprises CFE SA	465	46,261
D'ieteren SA	2,258	93,452
Econocom Group SA	8,036	33,385
Elia System Operator SA/NV	3,956	266,667
Euronav NV	18,114	171,066
Fagron NV	2,217	43,938
Galapagos Genomics NV (a)	5,725	657,590
Gimv NV	291	17,494
Groupe Bruxelles Lambert SA	6,694	639,831
Ion Beam Applications SA (a)	586	10,516
KBC Ancora	5,203	264,940
KBC Groep NV	24,127	1,786,557
Kinepolis Group NV	846	50,290
Melexis NV	2,513	201,529
Mithra Pharmaceuticals SA (a)	2,881	82,464
Montea SICAFI SCA	2,541	213,749
Ontex Group NV	8,318	208,980
Orange Belgium	576	12,068
Proximus	16,815	470,550
Sofina SA	1,736	357,098
Solvay SA Class A	7,931	953,143
Telenet Group Holding NV	5,712	303,159
Tessenderlo Group (a)	1,881	67,933
UCB SA	12,973	1,029,013
Umicore SA	21,579	835,004
Van de Velde	142	4,802
Warehouses de Pauw	1,809	271,477
Warehouses de Pauw rights (a)(e)	1,809	9,739

TOTAL BELGIUM		19,088,378

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	2,396
Alibaba Health Information Technology Ltd. (a)	400,000	478,279
Alibaba Pictures Group Ltd. (a)	1,790,000	401,591
Beijing Enterprises Water Group Ltd.	524,000	325,296
Borr Drilling Ltd. (a)	53,801	153,406
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	4,971
Brilliance China Automotive Holdings Ltd.	372,000	409,234
BW LPG Ltd. (a)(d)	25,038	114,634
BW Offshore Ltd. (a)	3,569	19,857
Cafe de Coral Holdings Ltd.	116,000	285,682
Carnival Group International Holdings Ltd. (a)	125,000	765
Cheung Kong Infrastructure Holdings Ltd.	69,000	560,282
China Foods Ltd.	188,000	73,812
China Gas Holdings Ltd.	166,800	536,878
China Grand Pharmaceutical and Healthcare Holdings Ltd. (a)	360,000	212,013
China Oil & Gas Group Ltd.	360,000	22,027
China Oriental Group Co. Ltd. (H Shares)	120,000	73,577
China Resource Gas Group Ltd.	98,000	453,472
China Water Affairs Group Ltd.	40,000	41,148
China Youzan Ltd. (a)	1,048,000	82,827
Chinese Estates Holdings Ltd.	93,000	97,211
Chow Sang Sang Holdings International Ltd.	61,000	101,242
CITIC Resources Holdings Ltd.	16,000	1,509
CMBC Capital Holdings Ltd.	600,000	20,268
Cosco Shipping Ports Ltd.	141,789	141,341
Credicorp Ltd. (United States)	7,304	1,730,318
Dairy Farm International Holdings Ltd.	30,489	238,729
Digital China Holdings Ltd. (H Shares)	21,261	10,136
Digital Domain Holdings Ltd. (a)	470,000	7,369
Emperor International Holding Ltd.	54,000	16,039
Esprit Holdings Ltd. (a)	52,400	10,621
Frontline Ltd. (a)	7,218	59,736
GCL New Energy Holdings Ltd. (a)	476,000	17,900
Giordano International Ltd.	56,000	26,627
Global Brands Group Holding Ltd.	14,200	1,738
Golden Ocean Group Ltd.	5,388	33,287
GOME Electrical Appliances Holdings Ltd. (a)	1,293,000	148,340
Gulf Keystone Petroleum Ltd. (a)	20,209	66,935
GZI Transport Ltd.	72,000	58,648
Haier Electronics Group Co. Ltd.	138,000	394,924
HengTen Networks Group Ltd. (a)	2,816,000	80,767
Hiscox Ltd.	26,137	570,544
Hoegh LNG Holdings Ltd.	550	2,505
Hongkong Land Holdings Ltd.	114,304	796,699
Huanxi Media Group Ltd. (a)	10,000	2,040
Jardine Matheson Holdings Ltd.	22,568	1,484,974
Jardine Strategic Holdings Ltd.	23,429	886,085
Johnson Electric Holdings Ltd.	31,000	72,869
K Wah International Holdings Ltd.	76,902	48,230
Kerry Logistics Network Ltd.	42,500	75,738
Kerry Properties Ltd.	94,000	401,412
Kunlun Energy Co. Ltd.	358,000	377,860
Lancashire Holdings Ltd.	30,597	274,302
Landing International Development Ltd. (a)	54,000	17,209
Li & Fung Ltd.	680,000	112,686
Luk Fook Holdings International Ltd.	87,000	311,633
Luye Pharma Group Ltd. (d)	78,500	71,047
Man Wah Holdings Ltd.	269,600	138,842
Mandarin Oriental International Ltd.	47,100	90,903
Neo-China Group (Holdings) Ltd.	8,000	1,601
Nine Dragons Paper (Holdings) Ltd.	210,000	194,078
Northern Drilling Ltd. (a)	58,298	358,811
NWS Holdings Ltd.	179,367	372,690
Pacific Basin Shipping Ltd.	565,000	115,956
Panda Green Energy Group Ltd. (a)	56,000	2,356
PAX Global Technology Ltd.	14,000	6,532
Petra Diamonds Ltd. (a)	43,437	11,498
Pou Sheng International (Holdings) Ltd.	181,000	42,454
Road King Infrastructure Ltd.	20,000	45,431
Shangri-La Asia Ltd.	156,000	221,130
Shenzhen International Holdings Ltd.	65,871	142,073
Sihuan Pharmaceutical Holdings Group Ltd.	675,000	181,553
Silverlake Axis Ltd. Class A	81,300	31,083
Skyfame Realty Holdings Ltd.	150,000	24,666
Skyworth Digital Holdings Ltd.	72,098	21,322
SmarTone Telecommunications Holdings Ltd.	2,643	2,753
SMI Corp. Ltd. (a)(c)	7,200	2,148
Stolt-Nielsen SA	172	2,153
Tai Fook Securities Group Ltd.	574,978	208,155
Texwinca Holdings Ltd.	200,000	79,543
Town Health International Holdings Co. Ltd. (a)(c)	114,000	10,027
Vtech Holdings Ltd.	16,500	150,491
Yue Yuen Industrial (Holdings) Ltd.	127,500	412,009

TOTAL BERMUDA		15,891,923

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	5,266
Aliansce Shopping Centers SA	600	2,907
Alupar Investimento SA unit	39,500	235,322
Ambev SA	474,863	2,236,801
Arezzo Industria e Comercio SA	13,900	180,791
Atacadao Distribuicao Comercio e Industria Ltda	43,700	236,270
B2W Companhia Global do Varejo (a)	15,504	151,240
Banco Bradesco SA	137,737	1,088,941
Banco do Brasil SA	84,200	1,066,807
Banco Santander SA (Brasil) unit	40,000	459,157
BB Seguridade Participacoes SA	82,200	592,429
BK Brasil Operacao e Assessoria a Restaurantes SA	13,300	76,962
BM&F BOVESPA SA	207,778	1,825,496
BR Malls Participacoes SA	104,005	326,251
Brasil Foods SA (a)	55,900	442,655
CCR SA	135,184	403,025
Centrais Eletricas Brasileiras SA (Electrobras) (a)	24,200	201,816
Cia. Hering SA	20,400	166,120
Cielo SA	147,660	289,212
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	40,600	486,649
Companhia de Saneamento de Minas Gerais	4,900	86,226
Companhia Siderurgica Nacional SA (CSN)	63,987	237,273
Cosan Logistica SA (a)	25,400	94,316
Cosan SA Industria e Comercio	14,300	170,932
CVC Brasil Operadora e Agencia de Viagens SA	12,400	179,591
Cyrela Brazil Realty SA	46,000	208,584
Dommo Energia SA (a)	102,300	12,523
Drogasil SA	25,600	451,400
Duratex SA	26,100	66,164
Ecorodovias Infraestrutura e Logistica SA	3,000	6,205
EDP Energias do Brasil SA	26,100	116,552
Embraer SA	79,788	399,642
ENGIE Brasil Energia SA	16,281	184,729
Equatorial Energia SA	19,200	402,010
Estacio Participacoes SA	22,500	155,964
Fleury SA	9,500	50,273
Grendene SA	31,100	58,217
Hypermarcas SA	44,700	320,108
Iguatemi Empresa de Shopping Centers SA	10,400	101,265
Iochpe-Maxion SA	3,830	19,418
IRB Brasil Resseguros SA	15,300	366,395
JBS SA	93,300	470,414
Klabin SA unit	87,600	370,855
Kroton Educacional SA	168,754	419,615
Light SA	3,100	16,753
Linx SA	10,800	88,607
Localiza Rent A Car SA	66,570	614,581
LOG Commercial Properties e Participacoes SA	591	2,644
Lojas Renner SA	78,477	938,258
M. Dias Branco SA	17,957	190,465
Magazine Luiza SA	8,600	419,483
Marfrig Global Foods SA (a)	4,500	8,401
Minerva SA (a)	600	1,285
MRV Engenharia e Participacoes SA	24,500	90,662
Multiplan Empreendimentos Imobiliarios SA	48,396	295,725
Natura Cosmeticos SA	16,700	222,491
Odontoprev SA	13,800	58,774
Petrobras Distribuidora SA	28,500	172,260
Petroleo Brasileiro SA - Petrobras (ON)	292,500	2,234,909
Porto Seguro SA	7,400	102,137
Qualicorp Consultoria E Corret	26,300	115,366
Rumo SA (a)	121,600	561,312
Sao Martinho SA	21,300	103,700
SLC Agricola SA	3,500	36,686
Smiles Fidelidade SA	6,600	82,477
Sul America SA unit	19,835	157,826
Suzano Papel e Celulose SA	54,188	562,872
Terna Participacoes SA unit	20,300	135,899
TIM Participacoes SA	95,280	284,059
Totvs SA	9,200	104,527
Ultrapar Participacoes SA	84,600	453,087
Vale SA	321,574	4,108,760
Valid Solucoes SA	660	2,988
Via Varejo SA	104,400	109,163
Weg SA	92,640	438,972

TOTAL BRAZIL		28,137,917

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	504,000	209,029
Canada - 6.4%
Advantage Oil & Gas Ltd. (a)	9,749	16,155
Aecon Group, Inc.	4,244	60,665
AG Growth International, Inc.	2,935	128,183
AGF Management Ltd. Class B (non-vtg.)	1,711	7,075
Agnico Eagle Mines Ltd. (Canada)	23,737	983,003
Alacer Gold Corp. (a)	30,195	80,012
Alamos Gold, Inc.	39,597	183,842
Alaris Royalty Corp.	1,959	26,511
Algonquin Power & Utilities Corp.	49,037	559,659
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	43,413	2,559,672
Allied Properties (REIT)	3,901	138,109
AltaGas Ltd.	30,467	405,029
Altius Minerals Corp.	306	2,921
Altus Group Ltd.	5,318	107,416
ARC Resources Ltd.	47,687	302,916
Aritzia LP (a)	14,288	207,222
Artis (REIT)	25,131	195,653
ATCO Ltd. Class I (non-vtg.)	10,224	350,670
Athabasca Oil Corp. (a)	19,008	14,188
ATS Automation Tooling System, Inc. (a)	9,107	145,813
B2Gold Corp. (a)	119,611	324,986
Badger Daylighting Ltd.	5,918	199,623
Ballard Power Systems, Inc. (a)	17,180	56,553
Bank of Montreal	63,814	5,040,530
Bank of Nova Scotia	122,764	6,760,863
Barrick Gold Corp. (Canada)	187,741	2,386,526
Bausch Health Cos., Inc. (Canada) (a)	33,147	765,521
Baytex Energy Corp. (a)	54,000	109,636
BCE, Inc.	11,141	498,463
Birchcliff Energy Ltd.	13,061	34,122
BlackBerry Ltd. (a)	58,062	532,643
Boardwalk (REIT)	579	16,808
Bombardier, Inc. Class B (sub. vtg.) (a)	201,165	343,859
Bonterra Energy Corp.	213	1,064
Boralex, Inc. Class A	3,344	45,653
Brookfield Asset Management, Inc. Class A	84,990	4,097,562
BRP, Inc.	2,924	90,883
CAE, Inc.	30,230	703,118
Cameco Corp.	37,865	417,739
Canaccord Capital, Inc.	4,468	19,043
Canacol Energy Ltd. (a)	1,213	3,622
Canada Goose Holdings, Inc. (a)	4,565	243,771
Canadian Apartment Properties (REIT) unit	5,366	191,978
Canadian Energy Services & Technology Corp.	8,231	16,036
Canadian Imperial Bank of Commerce	45,294	3,814,000
Canadian National Railway Co.	72,168	6,703,431
Canadian Natural Resources Ltd.	124,463	3,736,584
Canadian Pacific Railway Ltd.	14,486	3,245,699
Canadian Tire Ltd. Class A (non-vtg.)	5,961	656,124
Canadian Utilities Ltd. Class A (non-vtg.)	11,994	330,625
Canadian Western Bank, Edmonton	8,335	186,895
Canfor Corp.	6,226	65,109
Canfor Pulp Products, Inc.	673	7,369
Capital Power Corp.	16,157	364,217
Cardinal Energy Ltd.	630	1,467
Cascades, Inc.	4,191	25,120
CCL Industries, Inc. Class B	17,744	756,938
Celestica, Inc. (sub. vtg.) (a)	20,985	149,591
Cenovus Energy, Inc. (Canada)	108,126	1,071,817
Centerra Gold, Inc.(a)	26,850	136,685
CGI Group, Inc. Class A (sub. vtg.) (a)	24,559	1,767,727
China Gold International Resources Corp. Ltd. (a)	4,402	5,750
Choice Properties REIT	4,588	46,712
CI Financial Corp.	20,962	301,514
Cineplex, Inc.	5,228	99,979
Cogeco Communications, Inc.	956	63,488
Cogeco, Inc. (sub. vtg.)	155	9,522
Colliers International Group, Inc.	5,797	372,476
Cominar (REIT)	7,491	62,849
Computer Modelling Group Ltd.	610	2,686
Constellation Software, Inc.	2,116	1,867,030
Corby Spirit and Wine Ltd.	368	4,900
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	48,517
Cott Corp.	27,937	432,912
Crescent Point Energy Corp.	70,942	273,241
Crombie (REIT)	448	4,782
CT Real Estate Investment Trust	401	4,220
Descartes Systems Group, Inc. (Canada) (a)	17,449	696,814
Detour Gold Corp. (a)	25,705	228,327
Dirtt Environmental Solutions Ltd. (a)	12,972	89,372
Dollarama, Inc.	32,981	990,636
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	10,957
Dream Global REIT	37,064	381,513
Dream Industrial (REIT)	1,039	8,934
Dream Office (REIT)	386	6,713
DREAM Unlimited Corp.	489	2,730
ECN Capital Corp.	29,196	93,492
Eldorado Gold Corp. (a)	11,000	45,816
Element Financial Corp.	39,292	243,724
Emera, Inc.	4,497	168,877
Empire Co. Ltd. Class A (non-vtg.)	15,564	346,202
Enbridge, Inc.	203,892	7,531,996
Encana Corp. (Toronto)	152,911	1,059,203
Endeavour Silver Corp. (a)	544	1,186
Enerflex Ltd.	7,164	99,089
Enerplus Corp.	46,106	421,930
Enghouse Systems Ltd.	9,322	227,883
Ensign Energy Services, Inc.	10,557	44,365
Entertainment One Ltd.	24,559	152,631
Equitable Group, Inc.	333	18,153
Evertz Technologies Ltd.	415	5,254
Exco Technologies Ltd.	580	4,057
Extendicare, Inc.	24,719	150,746
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,862	1,364,839
Fiera Capital Corp.	751	6,985
Finning International, Inc.	25,373	455,491
First Capital Realty, Inc.	13,184	210,106
First Majestic Silver Corp. (a)	16,859	103,568
First National Financial Corp.	813	19,516
First Quantum Minerals Ltd.	69,866	737,929
FirstService Corp.	4,244	369,311
Fortis, Inc.	41,692	1,541,082
Fortuna Mines, Inc. (a)	8,792	26,907
Franco-Nevada Corp.	18,581	1,331,336
Freehold Royalties Ltd.	4,398	30,202
Genworth MI Canada, Inc.	3,705	115,130
George Weston Ltd.	8,917	665,796
Gibson Energy, Inc.	17,314	285,487
Gildan Activewear, Inc.	24,752	912,703
Granite Real Estate Investment Trust	3,081	140,263
Great Canadian Gaming Corp. (a)	6,587	253,165
Great-West Lifeco, Inc.	28,815	724,193
Guyana Goldfields, Inc. (a)	10,438	7,246
H&R (REIT) unit	23,980	409,720
Havilah Mining Corp. (a)	695	130
Home Capital Group, Inc. (a)	7,082	100,122
HudBay Minerals, Inc.	28,641	190,698
Hudson's Bay Co.	14,411	80,139
Husky Energy, Inc.	36,178	392,646
Hydro One Ltd. (d)	36,320	587,757
iA Financial Corp, Inc.	16,294	648,744
IAMGOLD Corp. (a)	45,413	136,608
IGM Financial, Inc.	5,756	158,970
Imperial Oil Ltd.	29,696	862,707
Innergex Renewable Energy, Inc.	6,435	68,015
Intact Financial Corp.	14,391	1,177,426
Inter Pipeline Ltd.	50,063	815,388
Interfor Corp. (a)	5,374	66,989
InterRent REIT	1,343	13,623
Intertape Polymer Group, Inc.	4,330	60,181
Ivanhoe Mines Ltd. (a)	55,365	134,724
Jamieson Wellness, Inc.	8,580	115,280
Just Energy Group, Inc.	14,385	52,506
Kelt Exploration Ltd. (a)	23,486	97,121
Keyera Corp.	26,134	603,948
Killam Apartment (REIT)	32,643	461,247
Kinaxis, Inc. (a)	2,261	123,556
Kinder Morgan Canada Ltd. (d)	2,636	29,494
Kinross Gold Corp. (a)	126,952	403,684
Kirkland Lake Gold Ltd.	18,147	586,659
Knight Therapeutics, Inc. (a)	30,762	167,622
Labrador Iron Ore Royalty Corp.	8,396	194,279
Largo Resources Ltd. (a)	26,828	33,843
Laurentian Bank of Canada	15,408	488,106
Linamar Corp.	5,243	198,887
Loblaw Companies Ltd.	17,902	876,994
Lucara Diamond Corp.	4,561	5,686
Lundin Mining Corp.	73,905	396,639
MAG Silver Corp. (a)	6,403	62,897
Magellan Aerospace Corp.	282	3,947
Magna International, Inc. Class A (sub. vtg.)	33,877	1,885,652
Major Drilling Group International, Inc. (a)	567	1,744
Manulife Financial Corp.	204,619	3,767,971
Maple Leaf Foods, Inc.	7,256	169,308
Martinrea International, Inc.	4,456	45,335
Medical Facilities Corp.	378	4,627
MEG Energy Corp. (a)	14,754	65,637
Methanex Corp.	7,478	409,931
Metro, Inc. Class A (sub. vtg.)	25,942	939,156
Morguard (REIT)	354	3,237
Morneau Shephell, Inc.	16,831	349,384
MTY Food Group, Inc.	4,526	186,993
Mullen Group Ltd.	11,037	82,549
National Bank of Canada	33,038	1,573,849
New Gold, Inc. (a)	29,054	24,940
NexGen Energy Ltd. (a)	39,734	62,877
Nfi Group, Inc.	5,689	143,871
Norbord, Inc.	7,035	179,170
North West Co., Inc.	18,286	386,276
Northland Power, Inc.	22,651	402,737
Northview Apartmemt (REIT)	252	5,301
Northwest Healthcare Properties REIT	930	7,955
Novagold Resources, Inc. (a)	25,999	103,631
Nutrien Ltd.	62,667	3,398,809
NuVista Energy Ltd. (a)	14,019	45,624
OceanaGold Corp.	63,475	178,149
Onex Corp. (sub. vtg.)	8,774	508,940
Open Text Corp.	25,819	992,520
Osisko Gold Royalties Ltd.	17,675	199,746
Osisko Mining, Inc. (a)	4,512	9,363
Pan American Silver Corp.	27,913	354,774
Pan American Silver Corp. rights (a)(c)	29,057	0
Paramount Resources Ltd. Class A (a)	2,068	13,769
Parex Resources, Inc. (a)	21,679	369,273
Parkland Fuel Corp.	14,862	458,052
Pason Systems, Inc.	8,839	131,625
Pembina Pipeline Corp.	51,076	1,826,185
Pengrowth Energy Corp. (a)	11,159	5,164
Peyto Exploration & Development Corp.	19,657	88,770
Power Corp. of Canada (sub. vtg.)	32,707	750,476
Power Financial Corp.	27,252	649,516
PrairieSky Royalty Ltd.	25,372	365,704
Precision Drilling Corp. (a)	18,987	46,628
Premier Gold Mines Ltd. (a)	3,779	4,739
Premium Brands Holdings Corp.	2,771	166,566
Pretium Resources, Inc. (a)	15,621	118,583
ProMetic Life Sciences, Inc. (a)(b)	22,496	840
Quebecor, Inc. Class B (sub. vtg.)	22,736	567,000
Recipe Unlimited Corp.	231	4,656
Restaurant Brands International, Inc.	23,761	1,550,841
Richelieu Hardware Ltd.	16,669	258,925
RioCan (REIT)	22,360	429,942
Ritchie Bros. Auctioneers, Inc.	10,902	379,377
Rogers Communications, Inc. Class B (non-vtg.)	36,238	1,824,478
Rogers Sugar, Inc.	24,244	111,294
Royal Bank of Canada	138,952	11,074,050
Russel Metals, Inc.	12,893	227,122
Sandstorm Gold Ltd. (a)	11,208	60,319
Saputo, Inc.	23,803	813,925
Seabridge Gold, Inc. (a)	1,636	19,661
Secure Energy Services, Inc.	12,279	73,507
SEMAFO, Inc. (a)	36,265	96,367
Seven Generations Energy Ltd. (a)	31,542	247,213
Shaw Communications, Inc. Class B	51,476	1,042,430
ShawCor Ltd. Class A	16,036	237,961
Shopify, Inc. Class A (a)	9,267	2,253,285
Sienna Senior Living, Inc.	9,508	131,155
Sierra Wireless, Inc. (a)	2,657	35,580
Silvercorp Metals, Inc.	5,014	11,265
Sleep Country Canada Holdings, Inc. (d)	1,260	17,475
Smart (REIT)	7,897	199,709
SNC-Lavalin Group, Inc.	21,801	543,520
Spin Master Corp. (a)(d)	1,979	65,780
Sprott, Inc.	1,346	3,014
SSR Mining, Inc. (a)	10,928	125,782
Stantec, Inc.	13,423	336,151
Stella-Jones, Inc.	10,393	354,915
Sun Life Financial, Inc.	59,085	2,454,782
Suncor Energy, Inc.	164,027	5,409,206
Superior Plus Corp.	15,710	136,966
Surge Energy, Inc.	1,678	1,816
Tamarack Valley Energy Ltd. (a)	52,756	107,898
Teck Resources Ltd. Class B (sub. vtg.)	51,340	1,214,041
TELUS Corp.	18,032	663,968
The Stars Group, Inc. (a)	15,929	300,579
The Toronto-Dominion Bank	181,763	10,368,238
Theratechnologies, Inc. (a)(b)	9,316	45,686
Thomson Reuters Corp.	19,126	1,181,937
Timbercreek Financial Corp.	3,121	21,759
TMAC Resources, Inc. (a)	1,050	3,041
TMX Group Ltd.	7,282	464,522
TORC Oil & Gas Ltd.	5,379	19,272
Torex Gold Resources, Inc. (a)	14,856	142,051
Toromont Industries Ltd.	9,104	473,446
Total Energy Services, Inc.	409	2,992
Tourmaline Oil Corp.	28,488	425,927
TransAlta Corp.	47,751	322,213
TransAlta Renewables, Inc.	35,409	366,592
TransCanada Corp.	89,994	4,295,153
Transcontinental, Inc. Class A	7,667	92,139
TransForce, Inc.	14,221	467,063
Trican Well Service Ltd. (a)	9,711	10,221
Tricon Capital Group, Inc.	42,746	339,811
Turquoise Hill Resources Ltd. (a)	119,799	178,845
Uni-Select, Inc.	1,404	14,986
Uranium Participation Corp. (a)	1,297	4,202
Valener, Inc.	4,187	81,790
Vermilion Energy, Inc.	19,767	504,762
Wajax Corp.	186	2,206
West Fraser Timber Co. Ltd.	5,271	271,360
Western Forest Products, Inc.	16,341	22,931
WestJet Airlines Ltd.	1,117	15,767
Westshore Terminals Investment Corp.	10,705	167,962
Wheaton Precious Metals Corp.	44,900	971,264
Whitecap Resources, Inc.	30,120	121,181
Winpak Ltd.	8,218	270,764
WSP Global, Inc.	10,925	589,919
Yamana Gold, Inc.	115,101	252,592

TOTAL CANADA		166,518,624

Cayman Islands - 4.4%
21Vianet Group, Inc. ADR (a)	4,992	39,237
3SBio, Inc. (d)	156,000	288,344
500.com Ltd. sponsored ADR Class A (a)	1,268	16,154
51job, Inc. sponsored ADR (a)	2,753	254,212
58.com, Inc. ADR (a)	9,969	715,675
AAC Technology Holdings, Inc.	76,500	496,956
Agile Property Holdings Ltd.	154,000	232,822
Airtac International Group	15,134	201,774
Alibaba Group Holding Ltd. sponsored ADR (a)	132,194	24,531,241
Anta Sports Products Ltd.	115,000	810,664
Asia Cement (China) Holdings Corp.	67,500	80,021
ASM Pacific Technology Ltd.	29,300	339,321
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	80,000	129,105
Autohome, Inc. ADR Class A (a)(b)	6,159	711,303
Baidu.com, Inc. sponsored ADR (a)	28,451	4,729,410
Baozun, Inc. sponsored ADR (a)(b)	2,719	131,872
BeiGene Ltd. ADR (a)(b)	3,776	469,092
Biostime International Holdings Ltd.	21,000	128,760
Bitauto Holdings Ltd. ADR (a)	1,372	17,616
BizLink Holding, Inc.	11,062	71,236
Bosideng International Holdings Ltd.	678,000	186,682
Camsing International Holding Ltd.	74,000	78,766
Car, Inc. (a)	92,000	74,470
Casetek Holdings	1,187	1,982
Chailease Holding Co. Ltd.	111,160	473,029
Changyou.com Ltd. (A Shares) ADR	517	10,056
Cheung Kong Property Holdings Ltd.	255,500	2,051,869
China Aoyuan Property Group Ltd.	227,000	275,185
China Conch Venture Holdings Ltd.	176,500	596,223
China Dongxiang Group Co. Ltd.	229,000	33,862
China First Capital Group Ltd. (a)	248,000	104,324
China Goldjoy Group Ltd.	248,000	9,800
China Harmony New Energy Auto	27,000	9,568
China High Speed Transmission Equipment Group Co. Ltd.	22,000	16,602
China Hongqiao Group Ltd.	197,500	162,636
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	1,365
China Investment Fund International Holdings Co. Ltd. (c)	72,000	212,013
China Literature Ltd. (a)(b)(d)	48,800	221,456
China LNG Group Ltd. (a)	60,000	8,031
China Logistics Property Holdings Co. Ltd. (a)(d)	109,000	41,267
China Maple Leaf Educational Systems Ltd.	150,000	69,983
China Medical System Holdings Ltd.	253,000	224,142
China Mengniu Dairy Co. Ltd.	294,000	1,086,835
China Modern Dairy Holdings Ltd. (a)	65,000	9,777
China Resources Cement Holdings Ltd.	222,000	222,147
China Resources Land Ltd.	276,000	1,201,484
China Resources Medical Holdin	29,500	21,435
China SCE Property Holdings Ltd.	114,000	53,768
China State Construction International Holdings Ltd.	267,750	277,484
China Wireless Technologies Ltd. (a)(c)	8,000	734
China Yuhua Education Corp. Ltd. (d)	250,000	111,539
China ZhengTong Auto Services Holdings Ltd.	68,000	37,620
China Zhongwang Holdings Ltd.	250,000	136,396
ChinaSoft International Ltd.	240,000	136,753
Chong Sing Holdings Fintech Group (a)	1,116,000	8,109
CIFI Holdings Group Co. Ltd.	392,000	260,341
Cimc Enric Holdings Ltd.	12,000	11,656
CK Hutchison Holdings Ltd.	271,000	2,846,523
COFCO Meat Holdings Ltd.(a)	92,000	37,645
Cogobuy Group (a)(d)	5,000	1,836
Country Garden Holdings Co. Ltd.	778,000	1,253,559
Country Garden Services Holdings Co. Ltd.	162,000	299,434
CT Environmental Group Ltd. (c)	26,000	1,127
Ctrip.com International Ltd. ADR (a)	42,255	1,861,333
Dali Foods Group Co. Ltd. (d)	164,500	117,009
Dongyue Group Co. Ltd.	100,000	72,787
Endeavour Mining Corp. (a)	13,072	185,586
ENN Energy Holdings Ltd.	89,800	848,228
Evergrande Real Estate Group Ltd.	261,190	837,361
Fang Holdings Ltd. ADR (a)	8,426	12,808
Fanhua, Inc. ADR (b)	2,582	67,080
Far East Consortium International Ltd.	96,475	45,748
FIH Mobile Ltd. (a)	298,000	44,445
Fu Shou Yuan International Group Ltd.	67,000	57,393
Fufeng Group Ltd.	319,000	168,755
Fullshare Holdings Ltd.	667,500	74,878
Future Land Development Holding Ltd.	174,000	207,386
GCL-Poly Energy Holdings Ltd. (a)	2,014,000	143,769
GDS Holdings Ltd. ADR (a)(b)	5,284	206,763
Geely Automobile Holdings Ltd.	524,000	1,051,367
General Interface Solution Holding Ltd.	27,000	104,411
Genscript Biotech Corp. (a)	124,000	316,133
Ginko International Co. Ltd.	1,000	6,844
Glorious Property Holdings Ltd. (a)	16,000	785
Goodbaby International Holdings Ltd.	56,000	15,919
Gourmet Master Co. Ltd.	5,630	35,891
Greatview Aseptic Pack Co. Ltd.	75,000	45,603
Greentown China Holdings Ltd.	106,500	96,389
Greentown Service Group Co. Ltd.	102,000	88,025
Haitian International Holdings Ltd.	43,000	107,653
HC International, Inc. (a)	4,000	2,040
Hengan International Group Co. Ltd.	80,000	705,181
HKBN Ltd.	65,000	116,332
Huazhu Group Ltd. ADR (b)	14,214	602,674
Hutchison China Meditech Ltd. sponsored ADR (a)	4,746	142,760
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	32,164
IGG, Inc.	97,000	123,154
Imax China Holding, Inc. (d)	1,700	4,681
iQIYI, Inc. ADR (a)(b)	14,150	312,857
JD.com, Inc. sponsored ADR (a)	75,728	2,292,287
Jiayuan International Group Ltd.	72,968	32,648
JinkoSolar Holdings Co. Ltd. ADR (a)	1,902	37,013
Kaisa Group Holdings Ltd.	299,000	126,921
Kasen International Holdings Ltd. (a)	131,000	106,372
Kingboard Chemical Holdings Ltd.	86,500	281,725
Kingboard Laminates Holdings Ltd.	180,000	188,838
Kingdee International Software Group Co. Ltd.	205,000	250,867
Kingsoft Corp. Ltd.	81,000	207,022
KWG Property Holding Ltd.	129,123	151,100
Lee & Man Paper Manufacturing Ltd.	97,000	78,641
Leyou Technologies Holdings Ltd. (a)	95,000	27,247
Li Ning Co. Ltd. (a)	173,000	314,473
Lifestyle International Holdings Ltd.	48,500	84,452
Lifetech Scientific Corp. (a)	140,000	29,446
Lijun International Pharmaceutical Holding Ltd.	108,000	102,014
Logan Property Holdings Co. Ltd.	158,000	251,759
Longfor Properties Co. Ltd.	139,500	513,914
Lonking Holdings Ltd.	89,000	30,178
Macau Legend Development Ltd.	9,000	1,457
Meitu, Inc. (a)(d)	130,500	47,909
Meituan Dianping Class B	34,900	253,582
Melco Crown Entertainment Ltd. sponsored ADR	24,322	610,482
MGM China Holdings Ltd.	93,200	191,989
Minth Group Ltd.	68,000	214,537
Momo, Inc. ADR	15,610	547,443
NetDragon WebSoft, Inc.	4,500	13,136
NetEase, Inc. ADR	7,959	2,264,574
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	14,444	1,378,824
Nexteer Auto Group Ltd.	90,000	140,883
Noah Holdings Ltd. sponsored ADR (a)	2,875	156,228
OP Financial Investments Ltd.	112,000	35,550
Pacific Textile Holdings Ltd.	56,000	47,400
Parade Technologies Ltd.	5,000	84,622
Pinduoduo, Inc. ADR (b)	21,434	476,478
Powerlong Real Estate Holding Ltd.	90,000	43,710
Q Technology (Group) Co. Ltd.	11,000	11,344
Regina Miracle International Holdings Ltd. (d)	2,000	1,611
Renhe Commercial Holdings Co. Ltd. (a)	3,022,000	100,158
Ronshine China Holdings Ltd. (a)	39,000	53,692
Sands China Ltd.	243,600	1,338,359
Sapiens International Corp. NV	128	1,974
Semiconductor Manufacturing International Corp. (a)	403,100	431,603
Shenzhou International Group Holdings Ltd.	74,000	993,295
Shimao Property Holdings Ltd.	115,500	351,883
Shui On Land Ltd.	152,000	37,008
Silergy Corp.	11,000	180,118
SINA Corp. (a)	6,110	384,563
Sino Biopharmaceutical Ltd.	749,000	719,899
SITC International Holdings Co. Ltd.	157,000	166,710
SOHO China Ltd.	96,500	34,935
Sohu.Com Ltd. ADR (a)	1,728	35,718
Sunac China Holdings Ltd.	245,000	1,263,289
Sunny Optical Technology Group Co. Ltd.	74,100	903,486
TAL Education Group ADR (a)	35,901	1,381,111
Tarena International, Inc. ADR	541	2,748
Tencent Holdings Ltd.	580,825	28,627,507
Tencent Music Entertainment Group ADR (a)(b)	12,449	214,123
Texhong Textile Group Ltd.	1,500	2,031
The United Laboratories International Holdings Ltd.	40,000	23,404
Tianneng Power International Ltd.	52,000	48,786
Tibet Water Resources Ltd. (a)	157,000	45,830
Tingyi (Cayman Islands) Holding Corp.	228,000	374,924
Tongda Group Holdings Ltd.	100,000	10,835
Towngas China Co. Ltd.	83,063	66,071
TPK Holding Co. Ltd.	9,000	16,601
Truly International Holdings Ltd. (a)	70,000	11,779
Tuniu Corp. Class A sponsored ADR (a)	220	1,012
Uni-President China Holdings Ltd.	139,000	127,221
Value Partners Group Ltd.	333,000	250,446
Vinda International Holdings Ltd.	26,000	49,847
Vipshop Holdings Ltd. ADR (a)	50,303	433,109
Want Want China Holdings Ltd.	525,000	416,263
Weibo Corp. sponsored ADR (a)(b)	6,145	420,933
WH Group Ltd. (d)	919,500	1,090,066
Wharf Real Estate Investment Co. Ltd.	121,000	926,996
Wuxi Biologics (Cayman), Inc. (a)(d)	55,000	553,169
Wynn Macau Ltd.	156,000	447,430
Xiaomi Corp. Class B (b)(d)	348,600	534,134
Xingda International Holdings Ltd.	12,674	4,023
Xinyi Glass Holdings Ltd.	184,000	210,157
Xinyi Solar Holdings Ltd.	441,050	251,312
XTEP International Holdings Ltd.	46,500	26,496
Yihai International Holding Ltd.	46,000	226,927
Yuzhou Properties Co.	316,410	166,982
YY, Inc. ADR (a)	5,665	479,316
Zai Lab Ltd. ADR (a)	2,957	78,804
Zhen Ding Technology Holding Ltd.	63,000	225,277
Zhongsheng Group Holdings Ltd. Class H	41,000	107,664
ZTO Express (Cayman), Inc. sponsored ADR (b)	34,087	679,354

TOTAL CAYMAN ISLANDS		113,294,574

Chile - 0.2%
AES Gener SA	171,111	46,483
Aguas Andinas SA	274,685	158,164
Banco de Chile (a)	1,878,572	275,615
Banco de Credito e Inversiones (a)	4,681	311,670
Banco Santander Chile	5,804,716	407,950
CAP SA	12,581	143,735
Cencosud SA	182,792	346,800
Colbun SA (a)	1,067,569	238,639
Compania Cervecerias Unidas SA	14,702	203,175
Compania de Petroleos de Chile SA (COPEC)	38,397	481,876
Compania Sud Americana de Vapores SA (a)	953,281	30,430
CorpBanca SA	29,118,503	260,102
E-CL SA	28,960	55,543
Empresa Nacional de Telecomunicaciones SA (ENTEL)	25,415	266,150
Empresas CMPC SA	125,292	421,734
Enel Chile SA	2,886,623	290,879
Enersis SA	2,960,221	519,448
Forus SA	3,734	9,769
Inversiones Aguas Metropolitanas SA	45,620	70,380
Inversiones La Construccion SA	1,901	33,229
LATAM Airlines Group SA	26,619	263,989
Parque Arauco SA	107,763	297,530
Ripley Corp. SA	21,855	18,822
S.A.C.I. Falabella	66,394	490,128
Salfacorp SA	18,503	24,232
SMU SA	1,001,293	264,626
Sonda SA	38,859	60,621
Vina Concha y Toro SA	11,812	24,869

TOTAL CHILE		6,016,588

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	2,796,000	1,290,220
Air China Ltd. (H Shares)	302,000	359,945
Aluminum Corp. of China Ltd. (H Shares) (a)	356,000	139,318
Angang Steel Co. Ltd. (H Shares)	108,000	72,553
Anhui Conch Cement Co. Ltd. (H Shares)	121,500	741,099
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)	15,400	70,199
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	77,570
Baic Motor Corp. Ltd. (H Shares) (d)	229,000	160,552
Bank Communications Co. Ltd. (H Shares)	880,000	741,485
Bank of China Ltd.:
(A Shares)	1,057,700	610,915
(H Shares)	6,561,000	3,127,950
BBMG Corp. (H Shares)	192,000	67,550
Beijing Capital International Airport Co. Ltd. (H Shares)	224,000	199,307
Beijing Capital Land Ltd. (H Shares)	74,000	31,035
BYD Co. Ltd. (H Shares) (b)	66,500	452,669
CGN Power Co. Ltd. (H Shares) (d)	1,576,000	415,858
China BlueChemical Ltd. (H Shares)	156,000	53,095
China Cinda Asset Management Co. Ltd. (H Shares)	1,362,000	362,862
China CITIC Bank Corp. Ltd. (H Shares)	1,010,000	647,601
China Coal Energy Co. Ltd. (H Shares)	183,000	80,713
China Communications Construction Co. Ltd. (H Shares)	394,000	379,194
China Communications Services Corp. Ltd. (H Shares)	216,000	174,016
China Construction Bank Corp. (H Shares)	9,534,000	8,404,848
China Eastern Airlines Corp. Ltd. (H Shares)	120,000	85,203
China Everbright Bank Co. Ltd. (H Shares)	516,000	254,553
China Galaxy Securities Co. Ltd. (H Shares)	420,500	274,980
China Huarong Asset Management Co. Ltd. (d)	951,000	203,661
China International Capital Corp. Ltd. (H Shares) (d)	96,000	206,078
China Life Insurance Co. Ltd. (H Shares)	790,000	2,244,872
China Longyuan Power Grid Corp. Ltd. (H Shares)	294,000	202,376
China Merchants Bank Co. Ltd. (H Shares)	414,000	2,048,889
China Minsheng Banking Corp. Ltd. (H Shares)	642,000	482,024
China Molybdenum Co. Ltd. (H Shares)	423,000	159,067
China National Building Materials Co. Ltd. (H Shares)	497,350	462,176
China Oilfield Services Ltd. (H Shares)	184,000	197,022
China Pacific Insurance (Group) Co. Ltd. (H Shares)	296,600	1,215,543
China Petroleum & Chemical Corp. (H Shares)	2,604,000	2,001,720
China Railway Construction Corp. Ltd. (H Shares)	252,500	298,051
China Railway Group Ltd. (H Shares)	366,000	288,329
China Railway Signal & Communications Corp. (H Shares) (d)	259,000	190,169
China Reinsurance Group Corp. (H Shares)	823,000	167,856
China Shenhua Energy Co. Ltd.:
(A Shares)	236,900	692,595
(H Shares)	67,500	149,201
China Shipbuilding Industry Co. (A Shares)	447,200	376,490
China Shipping Development Co. Ltd. (H Shares)	108,000	69,799
China Southern Airlines Ltd. (H Shares)	462,000	402,825
China Telecom Corp. Ltd. (H Shares)	1,396,000	722,486
China Tower Corp. Ltd. (H Shares) (d)	4,014,000	1,084,754
China United Network Communications Ltd. (A Shares)	178,200	176,483
China Vanke Co. Ltd. (H Shares)	136,200	526,931
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	555,000	324,024
CITIC Securities Co. Ltd. (H Shares)	283,500	612,910
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	230,000	107,014
CRRC Corp. Ltd. (H Shares)	398,000	347,530
Dongfeng Motor Group Co. Ltd. (H Shares)	252,000	244,457
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)	36,000	126,428
GD Power Development Co. Ltd. (A Shares)	1,011,700	407,089
GF Securities Co. Ltd. (H Shares)	190,600	257,541
Great Wall Motor Co. Ltd. (H Shares)	264,000	214,369
Guangzhou Automobile Group Co. Ltd. (H Shares)	365,600	392,873
Guangzhou R&F Properties Co. Ltd. (H Shares)	102,400	203,369
Guotai Junan Securities Co. Ltd. (H Shares) (d)	80,400	171,770
Haitong Securities Co. Ltd.:
rights (a)(c)	12,971	3,704
(H Shares)	363,200	467,612
Hengli Petrochemical Co. Ltd. (A Shares)	45,900	121,175
Huadian Power International Corp. Ltd. (H Shares)	206,000	87,969
Huaneng Power International, Inc. (H Shares)	488,000	312,278
Huaneng Renewables Corp. Ltd. (H Shares)	630,000	181,496
Huatai Securities Co. Ltd. (H Shares) (d)	198,800	374,042
Industrial & Commercial Bank of China Ltd. (H Shares)	6,978,000	5,239,193
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	13,766
Jiangsu Expressway Co. Ltd. (H Shares)	198,000	281,674
Jiangxi Copper Co. Ltd. (H Shares)	329,000	436,162
Kweichow Moutai Co. Ltd. (A Shares)	3,000	433,859
Legend Holdings Corp. (H Shares) (d)	21,100	57,425
Maanshan Iron & Steel Co. Ltd. (H Shares)	394,000	181,310
Metallurgical Corp. China Ltd. (H Shares)	435,000	120,328
NARI Technology Co. Ltd. (A Shares)	66,700	197,379
New China Life Insurance Co. Ltd. (H Shares)	115,500	639,720
People's Insurance Co. of China Group (H Shares)	829,000	339,217
PetroChina Co. Ltd. (H Shares)	1,908,000	1,209,469
PICC Property & Casualty Co. Ltd. (H Shares)	709,000	796,233
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	542,500	6,566,781
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	793,000	482,181
SF Holding Co. Ltd. (A Shares)	45,200	221,943
Shandong Linglong Tyre Co. Ltd. (A Shares)	57,300	146,166
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	153,121
Shanghai Electric Group Co. Ltd. (H Shares)	224,000	87,375
Shanghai Environment Group Co. Ltd.	239	524
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	44,000	151,157
Shanghai Fudan Microelectronics Group Co. Ltd. (H Shares) (a)	38,000	62,584
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	16,775
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	149,000	311,873
Shanghai SMI Holding Co. Ltd. (A Shares)	861	995
Sinopec Engineering Group Co. Ltd. (H Shares)	120,500	116,433
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	105,892
Sinopharm Group Co. Ltd. (H Shares)	135,200	530,818
Sinotrans Ltd. (H Shares)	123,000	50,487
TCL Corp. (A Shares)	580,700	309,539
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	56,863
TravelSky Technology Ltd. (H Shares)	92,000	236,309
Tsingtao Brewery Co. Ltd. (H Shares)	42,000	267,693
Weichai Power Co. Ltd. (H Shares)	265,000	433,064
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (b)	115,192	125,694
Yanzhou Coal Mining Co. Ltd. (H Shares)	376,000	400,693
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (H Shares) (d)	7,600	37,638
Yonyou Network Technology Co. Ltd. (A Shares)	11,100	52,032
Zhaojin Mining Industry Co. Ltd. (H Shares)	129,000	110,997
Zhejiang Expressway Co. Ltd. (H Shares)	184,000	197,257
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)	19,600	70,707
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	48,300	245,046
Zijin Mng Group Co. Ltd. (H Shares)	872,000	340,139
ZTE Corp. (H Shares)	76,000	241,230

TOTAL CHINA		60,878,078

Colombia - 0.1%
Almacenes Exito SA	14,313	64,189
Bancolombia SA	21,565	262,789
Cementos Argos SA	27,656	69,028
Corporacion Financiera Colombiana SA	2,051	15,960
Ecopetrol SA	467,338	431,456
Grupo de Inversiones Suramerica SA	23,187	258,171
Interconexion Electrica SA ESP	59,626	291,745
Inversiones Argos SA	23,892	135,966

TOTAL COLOMBIA		1,529,304

Cyprus - 0.0%
Ros Agro PLC unit	19,095	221,498
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	15,831	368,157
Komercni Banka A/S	5,759	218,216
MONETA Money Bank A/S (d)	63,118	202,156

TOTAL CZECH REPUBLIC		788,529

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	409	498,323
Series B	645	831,466
ALK-Abello A/S (a)	476	80,879
Alm. Brand A/S	2,452	23,373
Ambu A/S Series B	17,756	509,368
Bang & Olufsen A/S Series B (a)	1,191	10,378
Bavarian Nordic A/S (a)	2,538	53,209
Carlsberg A/S Series B	11,028	1,424,496
Christian Hansen Holding A/S	10,614	1,082,720
Coloplast A/S Series B	12,384	1,336,206
Dampskibsselskabet NORDEN A/S	849	13,456
Danske Bank A/S	72,413	1,284,250
Det Forenede Dampskibs-Selskab (DFDS) A/S	2,456	116,522
DONG Energy A/S (d)	18,707	1,432,190
DSV de Sammensluttede Vognmaend A/S	18,873	1,743,746
FLSmidth & Co. A/S	6,161	309,147
Genmab A/S (a)	6,467	1,073,575
GN Store Nord A/S	14,202	726,924
H Lundbeck A/S	6,413	269,765
ISS Holdings A/S	20,252	629,804
Jyske Bank A/S (Reg.)	7,797	314,045
Matas A/S	555	5,511
Netcompany Group A/S (d)	3,862	137,740
Nilfisk Holding A/S (a)	3,634	153,412
NKT Holding A/S (a)	895	16,485
NNIT A/S (d)	144	3,795
Novo Nordisk A/S Series B	185,956	9,110,831
Novozymes A/S Series B	22,600	1,053,216
Pandora A/S	12,786	536,312
Per Aarsleff Holding A/S	5,789	191,769
Rockwool International A/S Series B	820	219,035
Royal Unibrew A/S	4,982	357,017
Scandinavian Tobacco Group A/S (d)	21,023	250,300
Schouw & Co.	759	53,958
SimCorp A/S	3,827	375,151
Spar Nord Bank A/S	3,353	28,814
Sydbank A/S	6,192	133,676
The Drilling Co. of 1972 A/S (a)	2,108	161,830
Topdanmark A/S	6,497	350,018
Tryg A/S	14,794	452,068
Vestas Wind Systems A/S	19,908	1,800,492
William Demant Holding A/S (a)	10,290	324,640
Zealand Pharma A/S (a)	2,658	54,747

TOTAL DENMARK		29,534,659

Egypt - 0.0%
Commercial International Bank SAE (a)	174,492	780,997
Eastern Tobacco Co.	102,240	108,314
EFG-Hermes Holding SAE (a)	48,401	44,821
Elsewedy Electric Co.	122,375	111,114
Global Telecom Holding (a)	150,711	39,587
Talaat Moustafa Group Holding	60,089	40,071

TOTAL EGYPT		1,124,904

Faroe Islands - 0.0%
Bakkafrost	3,867	198,562
Finland - 0.8%
Cargotec Corp. (B Shares)	4,319	176,910
Caverion Corp.	13,709	99,790
Citycon Oyj	5,700	58,241
Cramo Oyj (B Shares)	1,158	24,353
DNA Oyj	7,463	177,622
Elisa Corp. (A Shares)	15,915	675,275
F-Secure Oyj	5,468	16,835
Finnair Oyj	1,883	15,734
Fortum Corp.	43,878	927,184
Huhtamaki Oyj	10,521	401,330
KCI Konecranes Oyj	6,493	270,328
Kemira Oyj	7,197	101,790
Kesko Oyj	5,941	308,517
Kone Oyj (B Shares)	31,792	1,742,245
M-real OYJ (B Shares)	20,192	112,693
Metso Corp.	14,994	558,502
Neste Oyj	36,951	1,220,118
Nokia Corp.	588,454	3,092,097
Nokian Tyres PLC	14,565	487,143
Nordea Bank ABP (Stockholm Stock Exchange)	309,609	2,435,804
Oriola-KD Oyj	973	2,510
Orion Oyj (B Shares)	11,025	366,394
Outokumpu Oyj (A Shares)	54,668	208,412
Outotec Oyj (a)	8,111	42,721
Ramirent Oyj	2,531	17,742
Sampo Oyj (A Shares)	45,307	2,074,521
Sanoma Corp.	9,374	95,571
Stora Enso Oyj (R Shares)	58,832	730,135
TietoEnator Oyj	4,303	122,201
Tikkurila Oyj	2,101	35,159
UPM-Kymmene Corp.	55,301	1,557,463
Uponor Oyj	2,335	27,892
Valmet Corp.	11,324	311,174
Wartsila Corp.	46,858	747,345
YIT-Yhtyma OY	33,439	204,966

TOTAL FINLAND		19,446,717

France - 6.0%
Accor SA	20,260	853,499
Aeroports de Paris	3,064	624,083
Air France KLM (Reg.) (a)	23,542	271,968
Air Liquide SA	42,737	5,685,381
Akka Technologies SA	1,401	102,767
Akwel	398	7,767
Albioma	2,504	58,838
ALD SA (d)	12,819	188,349
Alstom SA	16,531	726,814
ALTEN	2,453	267,700
Altran Technologies SA	27,071	352,361
Amundi SA (d)	5,764	414,077
Arkema SA	8,487	870,610
Atos Origin SA	9,604	988,640
AXA SA	194,145	5,177,175
Beneteau SA	896	11,366
BIC SA	2,448	211,005
bioMerieux SA	4,404	349,471
BNP Paribas SA	117,253	6,241,738
Boiron SA	904	48,212
Bollore SA	110,111	523,148
Bonduelle SCA	2,541	81,367
Bourbon Corp. (FR) (a)	123	288
Bouygues SA	22,496	846,265
Bureau Veritas SA	25,096	635,574
Capgemini SA	16,878	2,046,372
Carbone Lorraine	628	22,328
Carrefour SA	59,799	1,165,016
Casino Guichard Perrachon SA (b)	6,445	263,848
Cellectis SA (a)	7,070	140,622
CNP Assurances	19,363	456,937
Coface SA	7,564	76,354
Compagnie de St. Gobain	49,882	2,045,159
Compagnie Generale de Geophysique SA (a)	66,115	119,686
Compagnie Plastic Omnium	5,742	173,822
Covivio	5,149	557,299
Credit Agricole SA	113,720	1,559,916
Danone SA	61,166	4,946,954
Dassault Aviation SA	294	444,833
Dassault Systemes SA	13,664	2,161,668
DBV Technologies SA (a)	1,752	34,205
Derichebourg	8,793	38,265
Devoteam SA	336	39,344
Edenred SA	24,089	1,135,036
EDF SA	64,334	926,496
Eiffage SA	8,749	913,579
Elior SA (d)	11,494	159,083
Elis SA	22,196	395,831
ENGIE	180,407	2,671,959
Eramet SA	906	63,328
Essilor International SA	30,053	3,661,614
Etablissements Maurel & Prom	1,764	6,668
Eurazeo SA	3,521	276,243
Europcar Groupe SA (d)	6,506	54,254
Eutelsat Communications	22,175	400,182
Faurecia SA	9,318	473,224
Fonciere Financiere et Part SA	717	82,670
Gaztransport et Technigaz SA	1,527	138,128
Gecina SA	4,924	735,079
Genfit (a)(b)	2,027	51,062
Groupe Eurotunnel SA	48,536	781,185
Groupe FNAC SA (a)	1,519	133,486
Guerbet	529	31,565
Hermes International SCA	3,080	2,166,680
ICADE	3,036	259,475
ID Logistics Group (a)	578	103,337
Iliad SA	3,294	335,096
Imerys SA	6,126	326,231
Industrielle d'Aviation Latecoere SA (a)	2,438	8,901
Ingenico SA	5,655	476,713
Innate Pharma SA (a)	6,942	45,510
Interparfums SA	1,040	52,083
Ipsen SA	3,701	432,123
Ipsos SA	1,876	54,392
JCDecaux SA	5,391	176,559
Kaufman & Broad SA	2,082	83,039
Kering SA	7,662	4,528,879
Klepierre SA	21,559	765,799
Korian	3,887	156,337
L'Oreal SA	24,482	6,730,204
Lagardere S.C.A. (Reg.)	17,622	479,495
Legrand SA	26,347	1,936,168
LVMH Moet Hennessy - Louis Vuitton SA	27,950	10,973,652
M6 Metropole Television SA	1,456	28,889
Maisons du Monde SA (d)	2,980	64,107
Mercialys SA	6,406	84,208
Michelin CGDE Series B	17,757	2,296,166
Natixis SA	88,334	519,948
Neopost SA	1,872	45,898
Nexans SA	1,598	55,974
Nexity	5,303	247,906
Orange SA	198,422	3,101,049
Orpea	5,101	621,903
Pernod Ricard SA	20,521	3,575,591
Peugeot Citroen SA	58,656	1,536,821
Publicis Groupe SA	21,310	1,266,588
Rallye SA	2,857	33,262
Remy Cointreau SA	3,904	520,193
Renault SA	19,161	1,307,081
Rexel SA	44,651	599,965
Rubis	9,497	519,810
Safran SA	33,532	4,887,662
Sanofi SA	115,019	10,035,327
Sartorius Stedim Biotech	2,845	386,105
Schneider Electric SA	56,263	4,761,872
SCOR SE	17,206	701,684
SEB SA	2,660	486,900
Societe Generale Series A	76,595	2,428,942
Sodexo SA	8,813	1,010,707
Soitec SA (a)	2,491	251,871
Solocal Group SA (a)	52,028	55,320
Sopra Steria Group	1,972	251,702
SPIE SA	15,940	307,507
SR Teleperformance SA	6,349	1,219,834
Suez Environnement SA	43,704	613,956
Tarkett SA	4,839	117,232
Technicolor SA (a)	20,446	24,492
Television Francaise 1 SA	9,678	105,726
Thales SA	10,303	1,230,120
The Lisi Group	3,203	107,236
The Vicat Group	1,777	93,874
Total SA	241,683	13,435,339
Trigano SA	572	54,789
Ubisoft Entertainment SA (a)	8,831	843,698
Valeo SA	25,425	923,085
Vallourec SA (a)(b)	33,723	83,590
Veolia Environnement SA	55,373	1,307,960
VINCI SA	50,232	5,073,244
Virbac SA (a)	278	49,515
Vivendi SA	105,066	3,049,629
Wendel SA	3,809	527,186
Worldline SA (a)(d)	4,007	252,352

TOTAL FRANCE		156,116,251

Germany - 5.1%
Aareal Bank AG	4,189	146,167
adidas AG	18,325	4,708,766
ADLER Real Estate AG	2,189	31,426
ADVA Optical Networking SE (a)	851	7,273
Aixtron AG (a)	11,930	137,152
Allianz SE	41,233	9,966,600
alstria office REIT-AG	24,784	388,612
Amadeus Fire AG	1,632	217,458
AURELIUS AG (b)	5,119	254,117
Aurubis AG	4,285	208,679
Axel Springer Verlag AG	7,254	410,872
BASF AG	93,546	7,637,186
Bayer AG	96,888	6,448,453
Bayerische Motoren Werke AG (BMW)	33,112	2,818,806
BayWa AG	32	942
Bechtle AG	4,520	463,364
Beiersdorf AG	10,407	1,137,368
Bertrandt AG	366	28,530
Bilfinger Berger AG	2,584	95,351
Borussia Dortmund GmbH & Co. KGaA	5,961	57,264
Brenntag AG	17,773	958,038
CANCOM AG	2,996	151,080
Capital Stage AG	315	2,293
Carl Zeiss Meditec AG	4,247	417,039
CeWe Color Holding AG	417	39,381
Comdirect Bank AG	2,144	24,961
Commerzbank AG	110,223	990,492
CompuGroup Medical AG	1,498	99,129
Continental AG	11,748	1,941,697
Corestate Capital Holding SA	2,573	103,170
Covestro AG (d)	19,923	1,089,350
CTS Eventim AG	9,151	468,438
Daimler AG (Germany)	92,442	6,048,863
Delivery Hero AG (a)(d)	10,814	498,380
Deutsche Bank AG	196,705	1,625,781
Deutsche Beteiligungs AG	642	25,490
Deutsche Borse AG	19,662	2,627,283
Deutsche EuroShop AG	12,867	385,902
Deutsche Lufthansa AG	27,221	657,029
Deutsche Pfandbriefbank AG (d)	13,252	184,455
Deutsche Post AG	98,186	3,412,988
Deutsche Telekom AG	321,820	5,392,063
Deutsche Wohnen AG (Bearer)	35,828	1,610,200
Deutz AG	15,525	152,885
DIC Asset AG	3,887	42,594
Draegerwerk AG & Co. KGaA	391	18,265
Drillisch AG	4,920	183,427
Duerr AG	6,646	299,135
DWS Group GmbH & Co. KGaA (d)	6,228	228,839
E.ON AG	209,404	2,251,454
ElringKlinger AG	2,008	15,225
Evonik Industries AG	17,837	531,359
Evotec OAI AG (a)	13,501	334,351
Fraport AG Frankfurt Airport Services Worldwide	4,934	408,629
Freenet AG	18,378	430,807
Fresenius Medical Care AG & Co. KGaA	22,062	1,859,462
Fresenius SE & Co. KGaA	42,772	2,426,478
GEA Group AG	17,989	502,797
Gerresheimer AG	4,109	308,780
GFT Technologies AG	96	976
Gildemeister AG	444	22,883
Grenkeleasing AG	3,340	354,573
Hamborner (REIT) AG	941	9,875
Hamburger Hafen und Logistik AG	695	17,461
Hannover Reuck SE	5,516	831,499
Hapag-Lloyd AG (d)	4,145	127,616
HeidelbergCement Finance AG	13,934	1,125,243
Heidelberger Druckmaschinen AG (a)	8,478	15,832
HelloFresh AG (a)	6,038	60,950
Henkel AG & Co. KGaA	14,495	1,381,082
Hochtief AG	2,838	423,352
Hornbach Holding AG & Co. KGaA	1,586	86,008
Hugo Boss AG	8,010	558,446
Hypoport AG (a)	95	19,414
INDUS Holding AG	2,082	110,804
Infineon Technologies AG	114,227	2,707,818
innogy SE (d)	9,710	450,768
Isra Vision AG	710	28,429
Jenoptik AG	5,977	235,974
JOST Werke AG (d)	1,747	64,367
K&S AG	26,784	543,140
KION Group AG	8,084	553,451
Kloeckner & Co. AG	6,272	44,002
Koenig & Bauer AG	443	21,475
Krones AG	1,018	94,711
KWS Saat AG	795	53,946
Lanxess AG	12,219	705,799
LEG Immobilien AG	6,426	747,768
LEONI AG	3,228	74,366
Merck KGaA	13,240	1,408,966
Metro AG (a)	21,837	146,464
Metro Wholesale & Food Specialist AG	20,745	351,341
Morphosys AG (a)	3,259	323,128
MTU Aero Engines Holdings AG	5,248	1,234,327
Muenchener Rueckversicherungs AG	14,737	3,685,971
Nemetschek Se	1,784	329,154
Nordex Se (a)	3,712	60,119
NORMA Group AG	3,332	157,484
Open Business Club AG	589	218,996
OSRAM Licht AG	9,509	325,185
Patrizia Immobilien AG	7,349	153,066
Pfeiffer Vacuum Technology AG	438	73,542
ProSiebenSat.1 Media AG	23,504	371,564
Puma AG	899	556,088
Rational AG	302	203,911
Rheinmetall AG	5,229	599,974
Rhoen-Klinikum AG	1,417	41,799
RIB Software AG	2,429	47,676
Rocket Internet AG (a)(d)	14,797	390,013
RWE AG	50,821	1,297,909
Salzgitter AG	6,642	218,797
SAP SE	98,848	12,742,322
Scout24 AG (b)(d)	11,503	592,191
SGL Carbon AG (a)	4,281	38,220
Siemens AG	75,241	9,021,561
Siemens Healthineers AG (d)	16,333	696,492
Siltronic AG	2,691	263,672
Sixt AG	1,921	213,843
SLM Solutions Group AG (a)	214	2,472
SMA Solar Technology AG	508	11,555
Software AG (Bearer)	4,236	161,347
STRATEC Biomedical Systems AG	452	31,787
Stroer Out-of-Home Media AG	4,978	336,395
Suedzucker AG (Bearer)	7,196	110,573
SURTECO SE	60	1,686
Symrise AG	12,645	1,215,452
TAG Immobilien AG	18,105	406,944
Takkt AG	3,255	51,184
Telefonica Deutschland Holding AG	105,880	343,915
Thyssenkrupp AG	47,827	672,412
TLG Immobilien AG	8,617	253,702
TUI AG (GB)	48,645	541,592
Uniper SE	19,973	605,070
United Internet AG	11,585	464,266
Varta AG (a)	2,021	90,670
Volkswagen AG	4,667	834,380
Vonovia SE	48,981	2,443,052
Vossloh AG	228	10,485
Wacker Construction Equipment AG	1,721	47,678
WashTec AG	1,228	96,550
Wirecard AG (b)	12,186	1,827,387
Wustenrot & Wurttembergische AG	3,536	72,577
Zalando SE (a)(d)	11,865	558,128
Zooplus AG (a)	285	30,911

TOTAL GERMANY		132,370,348

Gibraltar - 0.0%
888 Holdings PLC	26,779	50,529
Greece - 0.1%
Aegean Airlines SA	3,180	30,067
Alpha Bank AE (a)	139,658	216,477
Athens Water Supply & Sewage Co. SA	7,606	50,759
EFG Eurobank Ergasias SA (a)	148,271	123,894
Ff Group (a)(c)	881	2,372
GEK Group of Companies SA (a)	14,236	82,071
Greek Organization of Football Prognostics SA	25,576	275,386
Grivalia Properties REIC	7,311	92,988
Hellenic Exchanges Holding SA	387	1,945
Hellenic Telecommunications Organization SA	23,103	320,795
Holding Co. ADMIE IPTO SA	26,627	51,248
Jumbo SA	13,307	241,787
Motor Oil (HELLAS) Corinth Refineries SA	5,716	145,788
Mytilineos Holdings SA	9,797	106,202
National Bank of Greece SA (a)	67,067	146,984
Piraeus Bank SA	11,866	24,023
Public Power Corp. of Greece (a)	8,918	12,603
Titan Cement Co. SA (Reg.)	6,530	141,794

TOTAL GREECE		2,067,183

Hong Kong - 2.5%
AIA Group Ltd.	1,230,200	12,596,554
Bank of East Asia Ltd.	166,503	525,310
Beijing Enterprises Holdings Ltd.	66,500	353,913
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,789
BOC Hong Kong (Holdings) Ltd.	366,000	1,637,594
BYD Electronic International Co. Ltd.	80,000	142,974
Champion (REIT)	208,000	176,055
China Agri-Industries Holdings Ltd.	225,000	72,564
China Everbright International Ltd.	291,370	285,249
China Everbright Ltd.	204,000	371,344
China Jinmao Holdings Group Ltd.	576,000	372,996
China Merchants Holdings International Co. Ltd.	111,671	225,483
China Mobile Ltd.	618,500	5,901,357
China Overseas Grand Oceans Group Ltd.	106,500	56,747
China Overseas Land and Investment Ltd.	386,000	1,444,154
China Power International Development Ltd.	915,666	243,950
China Resources Beer Holdings Co. Ltd.	170,666	779,928
China Resources Pharmaceutical Group Ltd. (d)	130,000	184,938
China Resources Power Holdings Co. Ltd.	214,000	299,526
China Taiping Insurance Group Ltd.	196,400	595,849
China Travel International Investment HK Ltd.	158,000	36,455
China Unicom Ltd.	650,000	771,793
CITIC 1616 Holdings Ltd.	211,000	87,415
CITIC Pacific Ltd.	509,000	740,972
CLP Holdings Ltd.	166,000	1,882,228
CNOOC Ltd.	1,798,000	3,265,769
CSPC Pharmaceutical Group Ltd.	504,000	971,405
Dah Sing Banking Group Ltd.	141,600	270,753
Dah Sing Financial Holdings Ltd.	19,200	100,714
Far East Horizon Ltd.	146,000	162,102
Fosun International Ltd.	277,500	430,145
Fushan International Energy Group Ltd.	94,000	22,767
Galaxy Entertainment Group Ltd.	241,000	1,801,786
Guangdong Investment Ltd.	304,000	569,651
Guotai Junan International Holdings Ltd.	205,000	41,289
GZI (REIT)	194,000	131,068
Hang Lung Group Ltd.	114,000	339,320
Hang Lung Properties Ltd.	221,000	519,483
Hang Seng Bank Ltd.	73,400	1,927,442
Henderson Land Development Co. Ltd.	119,950	738,526
Hong Kong & China Gas Co. Ltd.	856,493	2,044,671
Hong Kong Exchanges and Clearing Ltd.	124,376	4,312,445
Hopewell Holdings Ltd.	50,000	247,298
Hua Hong Semiconductor Ltd. (d)	50,000	118,167
Hysan Development Co. Ltd.	91,000	509,242
Lai Sun Development Co. Ltd.	7,800	12,170
Lenovo Group Ltd.	700,000	648,710
Link (REIT)	206,000	2,402,738
Melco International Development Ltd.	128,000	313,930
MMG Ltd. (a)	240,000	103,712
MTR Corp. Ltd.	122,047	726,544
New World Development Co. Ltd.	626,289	1,036,257
PCCW Ltd.	538,000	324,386
Poly Property Group Co. Ltd.	135,000	56,617
Power Assets Holdings Ltd.	151,000	1,052,889
Prosperity (REIT)	13,000	5,585
Shanghai Industrial Holdings Ltd.	148,000	347,889
Shenzhen Investment Ltd.	723,290	287,664
Shun Tak Holdings Ltd.	22,000	9,787
Sino Land Ltd.	369,232	649,526
Sino-Ocean Group Holding Ltd.	489,500	219,641
Sinotruk Hong Kong Ltd.	68,000	147,185
SJM Holdings Ltd.	268,000	323,521
Sun Art Retail Group Ltd.	353,555	308,721
Sun Hung Kai Properties Ltd.	151,500	2,614,866
Sunlight (REIT)	13,000	9,562
Swire Pacific Ltd. (A Shares)	44,000	556,955
Swire Properties Ltd.	108,800	441,730
Techtronic Industries Co. Ltd.	144,500	1,044,405
Television Broadcasts Ltd.	119,200	234,000
Universal Medical Financial & Technical Advisory Services Co. Ltd. (d)	338,500	269,685
Wharf Holdings Ltd.	128,000	367,938
Wheelock and Co. Ltd.	84,000	598,027
Winteam Pharmaceutical Group Ltd.	292,000	165,638
Yuexiu Property Co. Ltd.	1,548,000	359,137

TOTAL HONG KONG		63,952,595

Hungary - 0.1%
Magyar Telekom PLC	19,742	31,102
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	41,910	481,185
OTP Bank PLC	22,751	1,008,302
Richter Gedeon PLC	16,373	323,985

TOTAL HUNGARY		1,844,574

India - 2.3%
Aarti Industries Ltd.	7,880	183,590
Adani Ports & Special Economic Zone Ltd. (a)	48,185	271,757
Adani Power Ltd. (a)	61,306	39,523
Adani Transmissions Ltd. (a)	32,790	103,129
Aditya Birla Fashion and Retail Ltd. (a)	10,575	32,759
AIA Engineering Ltd.	1,908	49,714
Ajanta Pharma Ltd.	276	3,925
Alembic Pharmaceuticals Ltd.	7,019	56,159
Ambuja Cements Ltd.	128,711	407,495
Anveshan Heavy Engineering Ltd. (a)	493	3,294
Apollo Hospitals Enterprise Ltd. (a)	8,727	152,431
Apollo Tyres Ltd. (a)	8,706	25,757
Arvind Fashions Ltd. (a)	2,663	38,247
Arvind Mills Ltd. (a)	13,319	15,940
Ashok Leyland Ltd.	121,377	151,532
Asian Paints Ltd.	28,877	606,650
Astral Poly Technik Ltd.	11,254	199,163
Atul Ltd.	3,385	166,543
AU Small Finance Bank Ltd. (a)(d)	25,156	232,843
Aurobindo Pharma Ltd.	26,028	306,090
Avenue Supermarts Ltd. (a)(d)	11,413	212,293
Axis Bank Ltd. (a)	191,214	2,105,366
Bajaj Auto Ltd.	7,260	311,062
Bajaj Finance Ltd.	18,405	818,139
Bajaj Finserv Ltd.	4,649	501,997
Balkrishna Industries Ltd.	4,756	62,438
Bayer CropScience Ltd.	495	29,224
Bharat Forge Ltd.	22,543	152,856
Bharat Petroleum Corp. Ltd.	82,278	448,739
Bharti Airtel Ltd.	150,748	693,276
Bharti Airtel Ltd. rights 5/17/19 (a)	42,749	61,564
Bharti Infratel Ltd.	58,062	218,878
Blue Dart Express Ltd.	43	2,031
Bosch Ltd. (a)	677	175,152
Britannia Industries Ltd.	5,832	242,505
Cadila Healthcare Ltd.	75,289	351,814
Canara Bank Ltd. (a)	4,410	16,492
Care Ratings Ltd. (a)	132	1,864
CEAT Ltd. (a)	225	3,405
CESC Ltd. GDR	2,216	22,312
Cg Power & Industrial Soluti	2,315	1,250
Cipla Ltd. (a)	32,721	265,444
City Union Bank Ltd. (a)	54,149	157,673
Coal India Ltd.	131,586	476,394
Container Corp. of India Ltd.	22,838	161,726
CRISIL Ltd.	197	4,055
Crompton Greaves Consumer Electricals Ltd. (a)	24,968	85,196
Dabur India Ltd.	47,798	273,212
Dewan Housing Finance Corp. Ltd. (a)	17,328	33,625
Dish TV India Ltd. (a)	40,221	20,790
Divi's Laboratories Ltd.	8,446	211,838
Dr. Reddy's Laboratories Ltd.	11,796	495,832
eClerx Services Ltd. (a)	3,082	50,699
Edelweiss Financial Services Ltd.	47,278	100,975
Eicher Motors Ltd.	1,238	362,054
Endurance Technologies Ltd. (d)	10,166	171,779
Engineers India Ltd.	1,276	2,044
Escorts Ltd. (a)	1,831	19,425
Exide Industries Ltd.	4,874	14,987
Federal Bank Ltd.	209,596	279,122
Finolex Cables Ltd. (a)	6,357	40,184
Fortis Healthcare Ltd. (a)	23,747	47,240
GAIL India Ltd. (a)	79,237	404,962
Ge Power India Ltd.	330	4,291
Gillette India Ltd.	57	6,170
Glenmark Pharmaceuticals Ltd.	53,931	494,344
GMR Infrastructure Ltd. (a)	75,851	18,133
Godrej Consumer Products Ltd.	39,294	367,738
Godrej Industries Ltd.	19,503	144,032
Godrej Properties Ltd. (a)	9,029	107,588
Graphite India Ltd.	4,363	23,977
Grasim Industries Ltd. (a)	44,480	575,551
Great Eastern Shipping Co. Ltd.	242	1,003
Gruh Finance Ltd.	22,017	100,464
Havells India Ltd. (a)	27,493	305,791
HCL Technologies Ltd.	55,022	934,861
Hero Motocorp Ltd.	7,107	256,317
Hindalco Industries Ltd.	107,150	317,002
Hindustan Petroleum Corp. Ltd.	54,008	225,851
Hindustan Unilever Ltd.	72,452	1,828,491
Housing Development Finance Corp. Ltd.	170,541	4,885,176
ICICI Bank Ltd.	244,714	1,424,416
IDFC Bank Ltd.	206,105	147,816
Iifl Holdings Ltd. (a)	6,651	41,240
India Cements Ltd. (a)	5,046	7,760
Indiabulls Housing Finance Ltd.	31,150	311,044
Indiabulls Real Estate Ltd. (a)	6,400	10,572
Indiabulls Ventures Ltd.	10,489	44,699
Indian Oil Corp. Ltd.	202,794	460,201
Indraprastha Gas Ltd. (a)	24,344	109,334
Info Edge India Ltd.	5,169	143,480
Infosys Ltd.	361,696	3,890,602
InterGlobe Aviation Ltd. (d)	14,092	306,942
Ipca Laboratories Ltd.	338	4,623
IRB Infrastructure Developers Ltd.	3,943	6,907
ITC Ltd.	342,789	1,483,186
Jain Irrigation Systems Ltd. (a)	18,440	14,430
Jindal Steel & Power Ltd. (a)	48,419	123,816
JSW Steel Ltd.	91,512	405,153
Jubilant Foodworks Ltd.	4,834	92,207
Jubilant Life Sciences Ltd.	3,486	33,077
Kajaria Ceramics Ltd. (a)	1,102	9,415
Larsen & Toubro Ltd.	50,816	983,932
LIC Housing Finance Ltd.	47,433	338,311
Lupin Ltd. (a)	30,270	379,011
Mahindra & Mahindra Financial Services Ltd.	31,751	182,650
Mahindra & Mahindra Ltd.	85,874	795,648
Manappuram General Finance & Leasing Ltd.	13,651	23,119
Marico Ltd.	58,808	303,467
Maruti Suzuki India Ltd.	12,875	1,232,356
Max Financial Services Ltd. (a)	21,545	129,198
MindTree Consulting Ltd.	7,309	102,976
Motherson Sumi Systems Ltd.	111,817	235,203
Motilal Oswal Financial Services Ltd.	1,131	11,550
Mphasis BFL Ltd.	6,342	88,273
Multi Commodity Exchange of India Ltd. (a)	182	2,245
Muthoot Finance Ltd. (a)	3,598	30,841
Natco Pharma Ltd.	22,430	175,615
Ncc Ltd. (a)	54,238	77,253
Nestle India Ltd.	2,873	449,853
NIIT Technologies Ltd. (a)	7,887	146,479
NTPC Ltd.	297,966	573,497
Oberoi Realty Ltd.	3,854	28,072
Odisha Cement Ltd. (a)	6,388	105,326
Oil & Natural Gas Corp. Ltd.	256,927	624,177
Page Industries Ltd.	466	154,505
PC Jeweller Ltd. (a)	6,790	11,602
Persistent Systems Ltd.	3,130	28,594
Petronet LNG Ltd.	103,252	357,506
Pfizer Ltd.	1,331	60,063
PI Industries Ltd.	3,093	46,370
Pidilite Industries Ltd.	10,425	184,792
Piramal Enterprises Ltd.	7,649	259,407
PNB Housing Finance Ltd. (a)(d)	9,712	98,749
Power Finance Corp. Ltd. (a)	51,449	85,395
Power Grid Corp. of India Ltd.	215,251	576,088
Prestige Estates Projs. Ltd. (a)	4,180	15,679
PVR Ltd. (a)	9,689	246,159
Rajesh Exports Ltd. (a)	5,672	54,939
RBL Bank Ltd. (d)	32,205	313,902
Rec Ltd.	47,953	101,590
Redington India Ltd.	14,319	20,919
Reliance Capital Ltd. (a)	4,711	8,993
Reliance Communication Ltd. (a)	61,971	1,646
Reliance Industries Ltd.	293,780	5,875,009
Reliance Infrastructure Ltd. (a)	5,715	8,854
Repco Home Finance Ltd. (a)	83	497
RP-SG Business Process Services Ltd. (a)	443	3,130
RP-SG Retail Ltd. (a)	1,329	2,773
Sadbhav Engineering Ltd. (a)	12,879	43,835
Sanofi India Ltd.	25	2,014
Shree Cement Ltd.	1,208	343,241
Shriram Transport Finance Co. Ltd.	13,179	210,220
SKS Microfinance Ltd. (a)	16,677	241,330
State Bank of India (a)	164,978	734,201
Strides Shasun Ltd. (a)	1,270	8,745
Sun Pharmaceutical Industries Ltd.	81,429	535,069
Sundaram Finance Ltd.	2,407	49,905
Supreme Industries Ltd. (a)	13,545	222,282
Suzlon Energy Ltd. (a)	45,292	4,455
Symphony Ltd.	118	2,318
Tata Communications Ltd. (a)	3,714	29,924
Tata Consultancy Services Ltd.	94,273	3,059,571
Tata Global Beverages Ltd.	21,357	64,150
Tata Motors Ltd. (a)	199,351	613,798
Tata Power Co. Ltd.	125,220	121,899
Tata Steel Ltd.	47,035	376,296
Tech Mahindra Ltd. (a)	49,992	600,145
The Indian Hotels Co. Ltd. (a)	43,561	96,539
The Karur Vysya Bank Ltd.	3,746	4,163
The Ramco Cements Ltd. (a)	1,219	13,554
Thermax Ltd.	2,019	28,254
Titan Co. Ltd.	34,280	570,234
Tube Investments of India Ltd.	4,001	21,853
Tube Investments of India Ltd.	4,001	29,651
Ultratech Cemco Ltd. (a)	11,672	773,720
United Spirits Ltd. (a)	49,672	400,175
UPL Ltd. (a)	32,678	454,720
Varun Beverages Ltd.	12,565	157,994
Vedanta Ltd.	157,189	376,570
Vodafone Idea Ltd. (a)	660,605	146,544
Voltas Ltd. (a)	31,548	273,005
WABCO India Ltd.	355	31,894
Welspun India Ltd. (a)	12,290	9,397
Whirlpool of India Ltd.	3,668	73,347
Wipro Ltd.	142,530	611,686
Yes Bank Ltd.	187,101	451,318
Zee Entertainment Enterprises Ltd.	60,010	372,741

TOTAL INDIA		60,523,124

Indonesia - 0.5%
Inti Agriculture Resources Tbk PT (a)	1,180,800	7,623
Kresna Graha Investama PT Tbk (a)	910,500	37,059
PT ACE Hardware Indonesia Tbk	504,300	58,393
PT Adaro Energy Tbk	2,037,200	186,565
PT AKR Corporindo Tbk	192,600	60,145
PT Aneka Tambang Tbk	460,400	27,947
PT Astra International Tbk	2,067,100	1,106,080
PT Bank Central Asia Tbk	1,020,300	2,058,500
PT Bank Jabar Banten Tbk	70,600	10,057
PT Bank Mandiri (Persero) Tbk	2,053,900	1,118,973
PT Bank Negara Indonesia (Persero) Tbk	806,600	543,394
PT Bank Rakyat Indonesia Tbk	5,453,500	1,672,407
PT Bank Tabungan Negara Tbk	237,600	42,184
PT Bumi Resources Tbk (a)	3,868,300	33,390
PT Bumi Serpong Damai Tbk (a)	696,900	70,179
PT Charoen Pokphand Indonesia Tbk	718,700	266,045
PT Ciputra Development Tbk	790,100	62,654
PT Global Mediacom Tbk	14,600	412
PT Gudang Garam Tbk	57,100	338,493
PT Hanjaya Mandala Sampoerna Tbk	1,046,900	257,133
PT Hanson International Tbk (a)	3,268,900	22,710
PT Indah Kiat Pulp & Paper Tbk	359,200	186,532
PT Indocement Tunggal Prakarsa Tbk	208,600	322,049
PT Indofood CBP Sukses Makmur Tbk	201,000	137,174
PT Indofood Sukses Makmur Tbk	378,600	184,651
PT Japfa Comfeed Indonesia Tbk	445,500	48,771
PT Jasa Marga Tbk	339,196	145,200
PT Kalbe Farma Tbk	2,281,500	247,363
PT Link Net Tbk	30,500	9,311
PT Matahari Department Store Tbk	255,000	72,832
PT Medco Energi International Tbk (a)	424,200	26,196
PT Media Nusantara Citra Tbk	121,800	8,035
PT Mitra Adiperkasa Tbk	2,151,200	150,207
PT Pabrik Kertas Tjiwi Kimia Tbk	119,200	84,276
PT Pakuwon Jati Tbk	1,383,800	69,433
PT Panin Life Tbk (a)	3,417,100	96,878
PT Pembangunan Perumahan Persero Tbk	253,258	42,654
PT Perusahaan Gas Negara Tbk Series B	1,031,000	167,854
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,300
PT PP Properti Tbk	481,000	4,928
PT Semen Gresik (Persero) Tbk	361,400	342,379
PT Sitara Propertindo Tbk (a)	49,100	2,601
PT Sugih Energy Tbk (a)	40,500	142
PT Summarecon Agung Tbk	748,400	58,822
PT Surya Citra Media Tbk	295,600	38,584
PT Tambang Batubara Bukit Asam Tbk	331,300	92,067
PT Telekomunikasi Indonesia Tbk Series B	5,007,600	1,333,460
PT Tower Bersama Infrastructure Tbk	218,400	60,539
PT Unilever Indonesia Tbk	172,000	549,193
PT United Tractors Tbk	221,000	421,451
PT Waskita Karya Persero Tbk	530,900	78,983
PT Wijaya Karya Persero Tbk	236,426	40,151
PT. Pool Advista Indonesia Tbk (a)	184,900	28,027

TOTAL INDONESIA		13,032,386

Ireland - 0.4%
AIB Group PLC	80,975	375,820
Bank Ireland Group PLC	89,065	568,404
C&C Group PLC	34,951	132,696
Cairn Homes PLC (a)	54,034	77,937
CRH PLC	78,555	2,642,645
Dalata Hotel Group PLC	9,355	61,801
DCC PLC (United Kingdom)	8,667	773,945
Glanbia PLC	22,503	413,673
Glenveagh Properties PLC (a)(d)	191,376	175,367
Grafton Group PLC unit	32,648	375,494
Green REIT PLC	79,320	150,707
Greencore Group PLC	38,616	115,817
Hibernia (REIT) PLC	265,066	425,136
Irish Residential Properties REIT PLC	974	1,726
James Hardie Industries PLC CDI	50,654	688,461
Kerry Group PLC Class A	15,440	1,728,287
Kingspan Group PLC (Ireland)	15,914	836,768
Origin Enterprises PLC	17,170	106,111
Paddy Power Betfair PLC (Ireland)	7,281	609,864
Permanent Tsb Group Hld PLC (a)	637	979
Ryanair Holdings PLC sponsored ADR (a)	4,245	329,582
Smurfit Kappa Group PLC	20,023	586,822
United Drug PLC (United Kingdom)	29,853	255,759

TOTAL IRELAND		11,433,801

Isle of Man - 0.1%
Gaming VC Holdings SA	60,281	513,143
Genting Singapore Ltd.	730,900	529,326
NEPI Rockcastle PLC	39,754	331,344
Playtech Ltd.	30,602	174,465
Redefine International PLC	1,130	1,860

TOTAL ISLE OF MAN		1,550,138

Israel - 0.5%
Airport City Ltd. (a)	7,556	125,375
Alony Hetz Properties & Investments Ltd.	23,953	291,594
Amot Investments Ltd.	8,182	48,210
Azrieli Group	6,098	347,106
Bank Hapoalim BM (Reg.)	105,576	776,132
Bank Leumi le-Israel BM	164,236	1,123,375
Bezeq The Israel Telecommunication Corp. Ltd.	378,651	258,892
Caesarstone Sdot-Yam Ltd. (b)	4,697	71,066
Cellcom Israel Ltd. (Israel) (a)	5,937	24,834
Check Point Software Technologies Ltd. (a)	12,669	1,529,908
Clal Insurance Enterprises Holdings Ltd. (a)	11,460	159,098
CyberArk Software Ltd. (a)	4,628	596,688
Delek Group Ltd.	333	63,334
Elbit Systems Ltd. (Israel)	2,016	280,608
Equital Ltd. (a)	686	20,439
First International Bank of Israel	6,983	175,354
Formula Systems (1985) Ltd.	126	6,006
Gazit-Globe Ltd.	18,453	149,093
Harel Insurance Investments and Financial Services Ltd.	9,721	72,814
Israel Chemicals Ltd.	64,254	340,204
Israel Corp. Ltd. (Class A)	429	103,293
Israel Discount Bank Ltd. (Class A)	106,897	416,542
Ituran Location & Control Ltd.	1,134	41,697
Jerusalem Economy Ltd. (a)	34,641	115,151
Kornit Digital Ltd. (a)	2,500	72,075
Melisron Ltd.	1,481	74,751
Migdal Insurance & Financial Holdings Ltd.	78,960	81,968
Mizrahi Tefahot Bank Ltd.	13,027	281,652
NICE Systems Ltd. (a)	6,280	866,436
Nova Measuring Instruments Ltd. (a)	3,120	87,236
Oil Refineries Ltd. (a)	140,105	68,768
Partner Communications Co. Ltd. (a)	7,712	34,810
Paz Oil Co. Ltd.	2,145	312,335
Plus500 Ltd.	7,062	48,623
Radware Ltd. (a)	9,684	252,656
Reit 1 Ltd.	23,695	107,676
Shikun & Binui Ltd. (a)	20,523	53,048
Shufersal Ltd.	14,878	98,830
Strauss Group Ltd.	3,837	97,825
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	101,645	1,547,037
The Phoenix Holdings Ltd.	16,773	95,567
Tower Semiconductor Ltd. (a)	8,441	153,690
UroGen Pharma Ltd. (a)	4,490	161,416
Wix.com Ltd. (a)	4,924	660,604

TOTAL ISRAEL		12,293,816

Italy - 1.4%
A2A SpA	163,437	273,133
ACEA SpA	12,581	228,314
Amplifon SpA	5,221	100,311
Ascopiave SpA	12,371	53,212
Assicurazioni Generali SpA	117,120	2,272,559
Astm SpA	2,401	61,130
Atlantia SpA	47,802	1,303,910
Autogrill SpA	25,289	245,775
Azimut Holding SpA (b)	20,790	419,725
Banca Generali SpA	5,954	168,019
Banca IFIS SpA	642	11,067
Banca Mediolanum S.p.A.	16,321	119,810
Banca Monte dei Paschi di Siena SpA (a)(b)	12,845	19,478
Banca Popolare dell'Emilia Romagna	65,446	314,464
Banca Popolare di Sondrio SCARL	25,038	68,128
Banco BPM SpA (a)	166,826	396,678
Biesse SpA	462	10,281
Brembo SpA	15,607	204,806
Brunello Cucinelli SpA	5,050	183,290
Buzzi Unicem SpA	5,507	122,483
Cerved Information Solutions SpA	25,608	249,881
Compagnie Industriali Riunite SpA (CIR)	1,763	2,167
Credito Emiliano SpA	3,458	19,742
Credito Valtellinese SC (a)	328,946	26,490
Danieli & C. Officine Meccaniche SpA	1,400	28,516
Datalogic SpA	613	14,507
Davide Campari-Milano SpA	60,496	609,653
De Longhi SpA	7,954	203,760
DiaSorin S.p.A.	2,731	266,795
Dobank SpA (d)	10,191	143,564
Enav SpA (d)	12,759	69,606
Enel SpA	789,286	4,997,888
Eni SpA	241,564	4,116,527
ERG SpA	2,649	48,875
Fincantieri SpA	23,908	29,229
FinecoBank SpA	43,411	571,375
Hera SpA	98,568	350,898
Immobiliare Grande Distribuzione SpA	903	6,836
Industria Macchine Automatiche SpA (IMA)	2,444	191,883
Infrastrutture Wireless Italiane SpA (d)	34,716	287,359
Interpump Group SpA	10,962	411,636
Intesa Sanpaolo SpA	1,553,889	4,071,215
Iren SpA	69,810	163,175
Italgas SpA	61,082	380,913
Italmobiliare SpA	66	1,469
Juventus Football Club SpA (a)(b)	43,244	61,356
Leonardo SpA	37,570	433,816
Maire Tecnimont SpA	6,337	22,616
MARR SpA	1,204	29,236
Mediaset SpA (a)(b)	22,568	75,026
Mediobanca SpA	64,852	687,374
Moncler SpA	18,675	765,991
OVS (a)(d)	19,908	41,509
Piaggio & C SpA	5,908	16,301
Pirelli & C. SpA (d)	55,511	405,195
Poste Italiane SpA (d)	57,192	610,034
Prysmian SpA	25,345	488,659
Rai Way SpA (d)	3,341	17,612
Recordati SpA	10,506	424,089
Reply SpA	1,799	117,030
Saipem SpA (a)	81,797	414,405
Salini Impregilo SpA	10,586	22,084
Salvatore Ferragamo Italia SpA	3,856	87,276
Saras Raffinerie Sarde SpA	32,211	57,516
Snam Rete Gas SpA	220,871	1,123,946
Societa Cattolica Di Assicurazioni SCRL	13,923	129,769
Societa Iniziative Autostradali e Servizi SpA (SIAS)	4,758	78,234
Tamburi Investment Partners SpA	47,514	337,869
Technogym SpA (d)	5,245	64,299
Telecom Italia SpA (a)	836,366	468,177
Terna SpA	143,729	860,520
Tod's SpA	706	34,699
UniCredit SpA	212,360	2,936,796
Unione di Banche Italiane SCpA	99,950	311,649
Unipol Gruppo SpA	43,105	219,300
Zignago Vetro SpA	165	2,102

TOTAL ITALY		35,185,017

Japan - 15.9%
77 Bank Ltd.	2,400	34,192
A/S One Corp.	1,900	151,632
ABC-MART, Inc.	3,307	205,435
ACOM Co. Ltd.	21,100	73,872
Activia Properties, Inc.	60	250,460
Adastria Co. Ltd.	3,300	80,874
Adeka Corp.	8,300	124,059
Advance Residence Investment Corp.	114	317,761
Advantest Corp.	19,859	559,785
Aeon (REIT) Investment Corp.	102	123,248
AEON Co. Ltd.	61,925	1,142,106
Aeon Delight Co. Ltd.	1,800	60,514
AEON Financial Service Co. Ltd.	15,999	330,192
AEON MALL Co. Ltd.	6,600	100,960
Agc, Inc.	17,363	589,963
Ai Holdings Corp.	1,200	19,498
Aica Kogyo Co. Ltd.	5,100	175,807
Aichi Steel Corp.	100	3,057
Aida Engineering Ltd.	3,500	27,398
Aiful Corp. (a)	10,100	23,574
Ain Holdings, Inc.	3,800	301,558
Air Water, Inc.	22,400	340,238
Aisin Seiki Co. Ltd.	18,000	695,633
Ajinomoto Co., Inc.	45,725	735,779
Akita Bank Ltd.	100	1,969
Alfresa Holdings Corp.	17,339	481,747
All Nippon Airways Ltd.	10,741	374,891
Alps Electric Co. Ltd.	23,198	488,763
Amada Holdings Co. Ltd.	40,300	447,155
Amano Corp.	6,300	163,445
Anicom Holdings, Inc.	900	27,793
Anritsu Corp.	23,400	404,582
Aoki International Co. Ltd.	200	2,084
Aoyama Trading Co. Ltd.	5,000	109,475
Aozora Bank Ltd.	12,500	303,986
ARCS Co. Ltd.	3,900	78,774
Ariake Japan Co. Ltd.	2,100	121,783
Aruhi Corp.	5,600	99,638
Asahi Diamond Industrial Co. Ltd.	4,700	33,205
Asahi Group Holdings	36,459	1,580,506
Asahi Holdings, Inc.	1,700	32,964
ASAHI INTECC Co. Ltd.	10,380	522,751
Asahi Kasei Corp.	124,500	1,277,468
Asics Corp.	19,200	235,271
ASKUL Corp.	600	16,105
Astellas Pharma, Inc.	199,803	2,706,107
Atom Corp.	1,400	12,090
Autobacs Seven Co. Ltd.	23,600	411,006
Avex, Inc.	200	2,530
Axial Retailing, Inc.	1,300	38,628
Azbil Corp.	10,000	239,418
Bandai Namco Holdings, Inc.	21,500	1,022,936
Bank of Kyoto Ltd.	8,100	349,028
Bank of Nagoya Ltd.	100	3,232
Bank of The Ryukyus Ltd.	2,700	29,110
Belc Co. Ltd.	800	35,729
Belluna Co. Ltd.	1,500	11,257
Benefit One, Inc.	3,400	70,536
Benesse Holdings, Inc.	11,000	302,662
Bic Camera, Inc.	5,400	57,784
BML, Inc.	1,600	45,029
Bridgestone Corp.	60,958	2,411,068
Brother Industries Ltd.	27,100	531,077
Bunka Shutter Co. Ltd.	300	2,203
Calbee, Inc.	11,200	307,662
Canon Marketing Japan, Inc.	9,800	211,316
Canon, Inc.	92,843	2,576,215
Capcom Co. Ltd.	13,500	303,582
Casio Computer Co. Ltd.	36,800	462,829
Cawachi Ltd.	200	3,526
Central Glass Co. Ltd.	2,800	65,026
Central Japan Railway Co.	14,055	3,014,895
Chiba Bank Ltd.	90,400	471,497
Chiyoda Co. Ltd.	100	1,580
Chiyoda Corp.	17,700	55,931
Chofu Seisakusho Co. Ltd.	100	2,107
Chubu Electric Power Co., Inc.	60,716	880,803
Chudenko Corp.	600	12,232
Chugai Pharmaceutical Co. Ltd.	22,100	1,396,687
Chugoku Electric Power Co., Inc.	29,600	352,612
Chugoku Marine Paints Ltd.	5,400	50,900
Citizen Watch Co. Ltd.	16,600	92,988
CKD Corp.	2,665	30,646
Coca-Cola West Co. Ltd.	12,550	308,356
cocokara fine HOLDINGS, Inc.	1,300	51,582
COLOPL, Inc.	500	3,030
Colowide Co. Ltd.	4,100	82,151
Comforia Residential REIT, Inc.	57	150,591
COMSYS Holdings Corp.	17,200	450,401
Concordia Financial Group Ltd.	112,400	435,897
Cookpad, Inc. (a)	500	1,212
Cosmo Energy Holdings Co. Ltd.	5,600	115,474
Cosmos Pharmaceutical Corp.	1,700	270,730
Create Restaurants Holdings, Inc.	200	2,391
Create SD Holdings Co. Ltd.	1,800	41,431
Credit Saison Co. Ltd.	13,201	167,805
CyberAgent, Inc.	10,800	429,499
CYBERDYNE, Inc. (a)(b)	7,900	49,501
Dai Nippon Printing Co. Ltd.	29,100	687,825
Dai-ichi Mutual Life Insurance Co.	107,799	1,543,511
Daibiru Corp.	200	1,765
Daicel Chemical Industries Ltd.	29,021	323,570
Daido Metal Co. Ltd.	400	2,510
Daido Steel Co. Ltd.	6,400	259,114
Daifuku Co. Ltd.	10,000	608,645
Daihen Corp.	1,600	44,670
Daiho Corp.	200	5,350
Daiichi Sankyo Kabushiki Kaisha	58,100	2,858,711
Daiichikosho Co. Ltd.	6,400	312,545
Daikin Industries Ltd.	25,468	3,242,572
DaikyoNishikawa Corp.	1,600	16,044
Dainippon Sumitomo Pharma Co. Ltd.	17,300	380,493
Daio Paper Corp.	6,000	69,159
Daiseki Co. Ltd.	1,600	43,736
Daishi Hokuetsu Financial Group, Inc.	9,042	265,022
Daito Trust Construction Co. Ltd.	7,244	966,669
Daiwa House Industry Co. Ltd.	57,344	1,601,483
Daiwa House REIT Investment Corp.	220	504,601
Daiwa Office Investment Corp.	44	296,638
Daiwa Securities Group, Inc.	169,200	787,598
Daiwabo Holdings Co. Ltd.	3,500	178,150
DCM Japan Holdings Co. Ltd.	37,100	366,687
DeNA Co. Ltd.	18,600	289,699
Denki Kagaku Kogyo KK	11,300	338,812
DENSO Corp.	44,422	1,935,275
Dentsu, Inc.	22,700	924,139
Descente Ltd.	4,000	84,708
Dexerials Corp.	1,700	10,713
Dic Corp.	7,800	227,919
Digital Arts, Inc.	1,000	85,911
Digital Garage, Inc.	6,500	188,473
Dip Corp.	800	12,137
Disco Corp.	3,500	599,488
Dmg Mori Co. Ltd.	13,500	192,693
Doshisha Co. Ltd.	100	1,594
Doutor Nichires Holdings Co., Ltd.	500	9,520
Dowa Holdings Co. Ltd.	3,300	107,092
DTS Corp.	1,500	52,852
Duskin Co. Ltd.	12,000	294,950
Dydo Group Holdings, Inc.	100	4,453
Eagle Industry Co. Ltd.	300	3,423
Earth Corp.	700	32,048
East Japan Railway Co.	29,310	2,753,527
Ebara Corp.	13,600	415,710
EDION Corp.	1,300	10,993
Ehime Bank Ltd.	2,400	22,795
Eiken Chemical Co. Ltd.	2,800	50,272
Eisai Co. Ltd.	25,500	1,477,418
Eizo Corp.	600	22,945
Electric Power Development Co. Ltd.	17,200	398,366
en-japan, Inc.	2,200	71,098
EPS Co. Ltd.	2,000	35,639
euglena Co. Ltd. (a)	1,200	8,198
Exedy Corp.	1,200	27,341
Ezaki Glico Co. Ltd.	5,400	284,070
FamilyMart Co. Ltd.	25,508	679,633
Fancl Corp.	9,300	275,506
Fanuc Corp.	19,785	3,717,118
Fast Retailing Co. Ltd.	5,936	3,424,277
FCC Co. Ltd.	3,000	61,699
Ferrotec Holdings Corp.	2,700	29,861
Financial Products Group Co. Ltd.	4,200	35,856
Foster Electric Co. Ltd.	1,100	17,093
FP Corp.	4,200	254,500
Frontier Real Estate Investment Corp.	30	124,691
Fuji Corp.	4,800	71,917
Fuji Electric Co. Ltd.	15,800	556,713
Fuji Kyuko Co. Ltd.	4,000	150,994
Fuji Oil Holdings, Inc.	5,600	179,218
Fuji Seal International, Inc.	5,000	174,155
Fuji Soft ABC, Inc.	3,200	126,110
Fujicco Co. Ltd.	100	1,970
Fujifilm Holdings Corp.	37,100	1,726,526
Fujikura Ltd.	15,800	64,962
Fujimi, Inc.	200	4,616
Fujimori Kogyo Co. Ltd.	400	11,706
Fujitec Co. Ltd.	4,200	51,164
Fujitsu General Ltd.	5,500	80,035
Fujitsu Ltd.	18,842	1,376,001
Fukuoka (REIT) Investment Fund	104	161,702
Fukuoka Financial Group, Inc.	18,412	425,776
Fukushima Industries Corp.	100	3,456
Fukuyama Transporting Co. Ltd.	5,600	214,660
Funai Soken Holdings, Inc.	6,900	177,959
Furukawa Co. Ltd.	600	7,433
Furukawa Electric Co. Ltd.	5,300	139,310
Fuso Chemical Co. Ltd.	300	5,332
Futaba Corp.	3,900	63,159
Futaba Industrial Co. Ltd.	700	4,386
Fuyo General Lease Co. Ltd.	4,300	213,466
G-Tekt Corp.	1,300	18,427
Global One Real Estate Investment Corp.	32	36,914
Glory Ltd.	6,200	155,842
GLP J-REIT	392	421,577
GMO Internet, Inc.	4,100	63,269
GMO Payment Gateway, Inc.	3,400	267,678
GNI Group Ltd. (a)	700	18,915
Goldcrest Co. Ltd.	300	3,935
GOLDWIN, Inc.	1,000	159,074
GREE, Inc.	3,400	13,186
GS Yuasa Corp.	16,400	327,868
Gulliver International Co. Ltd.	400	970
GungHo Online Entertainment, Inc.	28,000	87,221
Gunma Bank Ltd.	43,300	170,642
Gunze Ltd.	700	29,723
Gurunavi, Inc.	100	556
H.I.S. Co. Ltd.	2,300	73,091
H2O Retailing Corp.	8,600	109,087
Hakuhodo DY Holdings, Inc.	21,700	364,865
Hamakyorex Co. Ltd.	4,300	158,459
Hamamatsu Photonics K.K.	14,600	590,448
Hankyu Hanshin Holdings, Inc.	24,300	905,292
Hankyu REIT, Inc.	9	11,982
Hanwa Co. Ltd.	1,700	48,759
Harmonic Drive Systems, Inc.	4,000	157,278
Haseko Corp.	33,000	397,262
Hazama Ando Corp.	12,500	83,823
Heiwa Corp.	9,700	192,615
Heiwa Real Estate (REIT), Inc.	141	159,233
Heiwa Real Estate Co. Ltd.	1,700	32,628
Heiwado Co. Ltd.	1,800	33,125
Hiday Hidaka Corp.	2,376	43,107
Hikari Tsushin, Inc.	2,500	460,972
Hino Motors Ltd.	17,800	167,462
Hirata Corp.	400	27,290
Hirose Electric Co. Ltd.	4,955	572,030
Hiroshima Bank Ltd.	14,400	77,303
Hisamitsu Pharmaceutical Co., Inc.	6,600	279,061
Hitachi Capital Corp.	1,900	43,920
Hitachi Chemical Co. Ltd.	12,400	328,381
Hitachi Construction Machinery Co. Ltd.	15,400	407,828
Hitachi High-Technologies Corp.	8,000	355,492
Hitachi Ltd.	98,476	3,261,169
Hitachi Metals Ltd.	28,100	323,139
Hitachi Transport System Ltd.	7,500	207,370
Hitachi Zosen Corp.	2,900	8,956
Hogy Medical Co. Ltd.	3,300	107,832
Hokkaido Electric Power Co., Inc.	16,000	89,483
Hokuetsu Kishu Paper Co. Ltd.	9,200	50,049
Hokuhoku Financial Group, Inc.	26,400	289,370
Hokuriku Electric Power Co., Inc. (a)	20,600	152,750
Hokuto Corp.	100	1,718
Honda Motor Co. Ltd.	163,572	4,564,141
Horiba Ltd.	6,300	378,922
Hoshino Resorts REIT, Inc.	13	63,019
Hoshizaki Corp.	5,900	381,346
Hosiden Corp.	1,800	17,031
House Foods Group, Inc.	7,700	308,982
Hoya Corp.	39,118	2,744,353
Hulic (REIT), Inc.	128	209,704
Hulic Co. Ltd.	37,300	320,781
Hyakujushi Bank Ltd.	700	14,541
Ibiden Co. Ltd.	8,700	155,342
IBJ Leasing Co. Ltd.	1,600	37,445
Ichibanya Co. Ltd.	100	4,089
Ichigo Real Estate Investment Corp.	115	105,920
Ichigo, Inc.	58,000	186,400
Idec Corp.	3,200	64,778
Idemitsu Kosan Co. Ltd.	23,400	757,278
IHI Corp.	15,372	363,894
Iida Group Holdings Co. Ltd.	11,300	190,607
Inaba Denki Sangyo Co. Ltd.	4,400	178,733
Inabata & Co. Ltd.	1,000	13,681
Industrial & Infrastructure Fund Investment Corp.	97	110,240
Ines Corp.	3,700	46,169
Infomart Corp.	10,000	145,159
INPEX Corp.	105,800	1,026,705
Internet Initiative Japan, Inc.	1,600	32,217
Invesco Office J-REIT, Inc.	426	64,859
Invincible Investment Corp.	742	375,013
Iriso Electronics Co. Ltd.	3,900	201,661
Iseki & Co. Ltd.	100	1,558
Isetan Mitsukoshi Holdings Ltd.	32,671	310,594
Istyle, Inc.	1,300	9,243
Isuzu Motors Ltd.	62,568	896,156
IT Holdings Corp.	9,300	422,443
ITO EN Ltd.	4,260	211,480
Itochu Corp.	133,650	2,399,569
Itochu Enex Co. Ltd.	300	2,445
ITOCHU Techno-Solutions Corp.	12,112	295,855
Itoham Yonekyu Holdings, Inc.	10,100	62,833
Iwatani Corp.	8,800	274,914
Iyo Bank Ltd.	62,400	345,064
Izumi Co. Ltd.	5,700	248,171
J Trust Co. Ltd.	7,200	23,656
J. Front Retailing Co. Ltd.	23,200	282,203
JACCS Co. Ltd.	200	3,460
JAFCO Co. Ltd.	5,200	195,359
Japan Airlines Co. Ltd.	10,900	364,883
Japan Airport Terminal Co. Ltd.	7,000	294,403
Japan Aviation Electronics Industry Ltd.	1,000	16,105
Japan Display, Inc. (a)(b)	24,400	17,085
Japan Excellent, Inc.	89	127,354
Japan Exchange Group, Inc.	53,300	865,087
Japan Hotel REIT Investment Corp.	566	460,848
Japan Lifeline Co. Ltd.	10,200	160,424
Japan Logistics Fund, Inc.	99	211,606
Japan Material Co. Ltd.	9,400	139,150
Japan Petroleum Exploration Co. Ltd.	1,300	28,207
Japan Post Bank Co. Ltd.	23,934	262,770
Japan Post Holdings Co. Ltd.	150,438	1,678,661
Japan Prime Realty Investment Corp.	88	351,542
Japan Real Estate Investment Corp.	129	714,511
Japan Rental Housing Investment, Inc.	235	181,215
Japan Retail Fund Investment Corp.	273	522,007
Japan Securities Finance Co. Ltd.	500	2,585
Japan Steel Works Ltd.	7,600	145,730
Japan Tobacco, Inc.	105,543	2,438,848
Japan Wool Textile Co. Ltd.	400	3,221
JCR Pharmaceuticals Co. Ltd.	1,000	56,107
JEOL Ltd.	2,500	50,384
JFE Holdings, Inc.	50,100	856,775
JGC Corp.	22,142	315,647
Jimoto Holdings, Inc.	13,900	12,728
JIN Co. Ltd.	1,100	58,755
Joshin Denki Co. Ltd.	1,800	38,522
Joyful Honda Co. Ltd.	1,400	16,213
JSR Corp.	27,200	412,169
JTEKT Corp.	27,000	346,362
Juroku Bank Ltd.	1,300	26,445
Justsystems Corp.	4,400	126,002
JVC KENWOOD Holdings, Inc.	700	1,847
JX Holdings, Inc.	322,750	1,566,596
K's Holdings Corp.	16,600	147,976
kabu.com Securities Co. Ltd.	19,400	97,004
Kadokawa Dwango Corp.	2,000	25,136
Kagome Co. Ltd.	6,800	184,658
Kajima Corp.	53,400	788,572
Kakaku.com, Inc.	17,200	352,045
Kaken Pharmaceutical Co. Ltd.	8,956	381,491
Kameda Seika Co. Ltd.	1,400	65,604
Kamigumi Co. Ltd.	16,300	388,057
Kanamoto Co. Ltd.	1,400	33,079
Kandenko Co. Ltd.	7,800	65,470
Kaneka Corp.	8,800	338,112
Kanematsu Corp.	3,200	35,362
Kansai Electric Power Co., Inc.	69,999	845,493
Kansai Mirai Financial Group, Inc. (a)	6,700	46,674
Kansai Paint Co. Ltd.	21,239	403,254
Kanto Denka Kogyo Co. Ltd.	1,000	7,433
Kao Corp.	49,291	3,786,374
Katitas Co. Ltd.	3,000	98,703
Kato Sangyo	1,100	35,747
Kawasaki Heavy Industries Ltd.	20,200	468,937
Kawasaki Kisen Kaisha Ltd. (a)	6,100	88,164
KDDI Corp.	179,937	4,147,107
Keihan Electric Railway Co., Ltd.	10,500	445,375
Keihin Corp.	1,600	26,256
Keihin Electric Express Railway Co. Ltd.	25,739	438,091
Keio Corp.	10,703	643,746
Keisei Electric Railway Co.	16,906	590,371
Kenedix Office Investment Corp.	40	267,517
Kenedix Residential Investment Corp.	49	79,134
Kenedix Retail REIT Corp.	68	164,575
Kenedix, Inc.	26,000	123,237
Kewpie Corp.	16,400	377,776
Key Coffee, Inc.	14,400	270,691
Keyence Corp.	9,875	6,127,385
KH Neochem Co. Ltd.	5,700	165,021
Kikkoman Corp.	15,900	736,514
Kinden Corp.	18,992	303,988
Kintetsu Group Holdings Co. Ltd.	16,753	742,188
Kintetsu World Express, Inc.	2,600	39,165
Kirin Holdings Co. Ltd.	82,270	1,860,759
Kisoji Co. Ltd.	300	6,989
Kissei Pharmaceutical Co. Ltd.	1,400	34,562
Kitz Corp.	1,400	10,658
Koa Corp.	1,100	15,089
Kobayashi Pharmaceutical Co. Ltd.	5,800	461,313
Kobe Bussan Co. Ltd.	4,500	178,352
Kobe Steel Ltd.	40,200	306,385
Kohnan Shoji Co. Ltd.	1,400	30,904
Koito Manufacturing Co. Ltd.	10,200	606,167
Kokuyo Co. Ltd.	4,600	58,308
Komatsu Ltd.	95,311	2,461,922
KOMEDA Holdings Co. Ltd.	1,900	34,795
KOMERI Co. Ltd.	4,000	84,133
Komori Corp.	3,300	38,038
Konami Holdings Corp.	8,900	404,273
Konica Minolta, Inc.	50,300	503,023
Konoike Transport Co. Ltd.	500	8,066
Kose Corp.	3,200	598,950
Koshidaka Holdings Co. Ltd.	2,800	38,960
Kotobuki Spirits Co. Ltd.	2,900	129,777
Kubota Corp.	96,510	1,458,112
Kumagai Gumi Co. Ltd.	5,200	151,946
Kumiai Chemical Industry Co. Ltd.	3,500	25,576
Kura Corp. Ltd.	700	30,194
Kurabo Industries Ltd.	300	5,631
Kuraray Co. Ltd.	39,252	523,971
Kureha Chemical Industry Co. Ltd.	1,500	89,412
Kurita Water Industries Ltd.	17,000	440,433
Kusuri No Aoki Holdings Co. Ltd.	1,100	77,221
Kyb Corp.	1,400	37,829
Kyocera Corp.	31,437	2,029,104
Kyoei Steel Ltd.	100	1,654
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,011
Kyorin Holdings, Inc.	9,200	172,281
Kyoritsu Maintenance Co. Ltd.	3,100	158,625
Kyowa Exeo Corp.	14,200	386,247
Kyowa Hakko Kirin Co., Ltd.	24,300	470,316
Kyudenko Corp.	3,200	90,776
Kyushu Electric Power Co., Inc.	43,678	422,292
Kyushu Financial Group, Inc.	77,585	311,329
Kyushu Railway Co.	19,100	620,692
LaSalle Logiport REIT	63	67,471
Lasertec Corp.	4,600	207,711
Lawson, Inc.	5,100	237,614
Leopalace21 Corp. (b)	28,500	48,099
LIFE Corp.	100	1,939
LIFULL Co. Ltd.	2,300	12,388
LINE Corp. (a)	8,800	294,839
Lintec Corp.	4,500	96,912
Lion Corp.	24,936	512,174
LIXIL Group Corp.	24,395	316,886
M3, Inc.	47,090	832,355
Mabuchi Motor Co. Ltd.	10,200	376,336
Macnica Fuji Electronics Holdings, Inc.	3,700	53,244
Macromill, Inc.	2,100	23,961
Maeda Corp.	15,000	148,391
Maeda Road Construction Co. Ltd.	5,700	112,572
Makino Milling Machine Co. Ltd.	2,000	84,205
Makita Corp.	23,100	839,849
Mandom Corp.	8,800	226,646
Mani, Inc.	3,200	184,138
Marubeni Corp.	168,700	1,204,124
Marudai Food Co. Ltd.	200	3,488
Maruha Nichiro Corp.	8,000	252,794
Marui Group Co. Ltd.	23,302	472,127
Maruichi Steel Tube Ltd.	3,500	96,459
Marusan Securities Co. Ltd.	900	5,090
Maruwa Ceramic Co. Ltd.	500	26,976
Matsui Securities Co. Ltd.	13,900	123,533
Matsumotokiyoshi Holdings Co. Ltd.	9,600	314,987
Max Co. Ltd.	1,000	15,252
Maxell Holdings Ltd.	1,500	22,770
Mazda Motor Corp.	65,200	769,968
McDonald's Holdings Co. (Japan) Ltd.	6,428	297,179
MCJ Co. Ltd.	5,900	42,160
MCUBS MidCity Investment Corp.	161	147,421
Mebuki Financial Group, Inc.	136,168	345,936
Medipal Holdings Corp.	20,700	463,634
Megachips Corp.	600	8,015
Megmilk Snow Brand Co. Ltd.	9,800	215,803
Meidensha Corp.	3,400	48,286
Meiji Holdings Co. Ltd.	12,000	942,592
Meitec Corp.	2,700	125,068
Menicon Co. Ltd.	1,800	51,708
Micronics Japan Co. Ltd.	100	770
Milbon Co. Ltd.	2,300	117,276
Minebea Mitsumi, Inc.	38,995	689,619
Miraca Holdings, Inc.	9,747	248,761
Mirai Corp.	344	151,163
Mirait Holdings Corp.	16,200	237,194
Miroku Jyoho Service Co., Ltd.	200	5,365
Misumi Group, Inc.	31,005	801,045
Mitsuba Corp.	500	3,214
Mitsubishi Chemical Holdings Corp.	130,257	922,715
Mitsubishi Corp.	133,551	3,663,826
Mitsubishi Electric Corp.	183,092	2,600,220
Mitsubishi Estate Co. Ltd.	119,071	2,004,737
Mitsubishi Estate Logistics REIT Investment Corp.	55	126,693
Mitsubishi Gas Chemical Co., Inc.	22,045	328,513
Mitsubishi Heavy Industries Ltd.	28,366	1,176,707
Mitsubishi Logistics Corp.	8,500	226,473
Mitsubishi Materials Corp.	10,000	258,899
Mitsubishi Motors Corp. of Japan	74,234	415,169
Mitsubishi Pencil Co. Ltd.	2,600	53,286
Mitsubishi Shokuhin Co. Ltd.	100	2,585
Mitsubishi Tanabe Pharma Corp.	27,609	346,491
Mitsubishi UFJ Financial Group, Inc.	1,159,539	5,753,083
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	158,980
Mitsuboshi Belting Ltd.	500	9,453
Mitsui & Associates Telepark Corp.	300	4,864
Mitsui & Co. Ltd.	166,182	2,676,337
Mitsui Chemicals, Inc.	23,300	568,512
Mitsui Engineering & Shipbuilding Co. (a)	7,000	68,684
Mitsui Fudosan Co. Ltd.	90,440	2,084,110
Mitsui Fudosan Logistics Park, Inc.	17	53,948
Mitsui High-Tec, Inc.	500	5,772
Mitsui Mining & Smelting Co. Ltd.	5,300	136,836
Mitsui OSK Lines Ltd.	10,800	273,405
Mitsui Sugar Co. Ltd.	700	16,854
Mitsui-Soko Co. Ltd. (a)	400	6,327
Miura Co. Ltd.	13,555	343,514
mixi, Inc.	11,200	241,102
Mizuho Financial Group, Inc.	2,305,084	3,599,914
Mizuno Corp.	200	4,593
Mochida Pharmaceutical Co. Ltd.	1,800	83,379
Modec, Inc.	2,600	79,474
Monex Group, Inc.	14,500	43,997
Money Forward, Inc. (a)	2,100	85,682
MonotaRO Co. Ltd.	15,300	351,888
Mori Hills REIT Investment Corp.	179	238,302
Mori Trust Hotel (REIT), Inc.	15	18,448
MORI TRUST Sogo (REIT), Inc.	64	96,464
Morinaga & Co. Ltd.	7,100	294,784
Morinaga Milk Industry Co. Ltd.	2,700	88,833
Morita Holdings Corp.	100	1,687
MOS Food Services, Inc.	400	9,361
MS&AD Insurance Group Holdings, Inc.	46,497	1,435,044
Murata Manufacturing Co. Ltd.	55,702	2,797,001
Musashi Seimitsu Industry Co. Ltd.	1,800	28,003
Nabtesco Corp.	14,000	426,051
Nachi-Fujikoshi Corp.	500	24,597
Nagaileben Co. Ltd.	1,400	31,407
Nagase & Co. Ltd.	6,300	95,635
Nagoya Railroad Co. Ltd.	23,016	621,914
Nakanishi, Inc.	9,300	178,077
Namura Shipbuilding Co. Ltd.	500	1,679
Nankai Electric Railway Co. Ltd.	8,500	231,204
NEC Corp.	26,100	877,459
NEC System Integration & Constuction Ltd.	100	2,403
Net One Systems Co. Ltd.	8,800	226,567
New Hampshire Foods Ltd.	11,613	466,000
Nexon Co. Ltd. (a)	47,800	684,849
NGK Insulators Ltd.	34,100	503,258
NGK Spark Plug Co. Ltd.	14,300	276,898
NHK Spring Co. Ltd.	29,387	263,809
Nichi-iko Pharmaceutical Co. Ltd.	500	5,974
Nichias Corp.	15,400	296,125
Nichicon Corp.	1,700	16,497
Nichiha Corp.	4,100	112,442
Nichirei Corp.	12,310	283,121
Nidec Corp.	22,845	3,237,204
Nifco, Inc.	8,300	233,215
Nihon Kohden Corp.	7,500	217,806
Nihon M&A Center, Inc.	15,600	441,133
Nihon Parkerizing Co. Ltd.	5,100	66,248
Nihon Unisys Ltd.	8,000	204,174
Nikkiso Co. Ltd.	2,200	27,116
Nikkon Holdings Co. Ltd.	3,200	75,178
Nikon Corp.	30,000	417,433
Nintendo Co. Ltd.	11,688	4,025,532
Nippo Corp.	3,400	68,858
Nippon Accommodations Fund, Inc.	41	209,426
Nippon Building Fund, Inc.	133	856,062
Nippon Carbon Co. Ltd. (b)	2,200	96,378
Nippon Chemi-con Corp.	500	10,176
Nippon Densetsu Kogyo Co. Ltd.	4,700	101,008
Nippon Electric Glass Co. Ltd.	10,500	287,490
Nippon Express Co. Ltd.	7,366	403,363
Nippon Flour Mills Co. Ltd.	19,100	321,491
Nippon Gas Co. Ltd.	4,200	110,170
Nippon Kayaku Co. Ltd.	21,700	254,022
Nippon Light Metal Holding Co. Ltd.	30,000	65,981
Nippon Paint Holdings Co. Ltd.	15,097	571,245
Nippon Paper Industries Co. Ltd.	11,945	236,337
Nippon Prologis REIT, Inc.	156	334,701
Nippon REIT Investment Corp.	38	141,739
Nippon Seiki Co. Ltd.	2,800	46,350
Nippon Sheet Glass Co. Ltd.	9,500	78,033
Nippon Shinyaku Co. Ltd.	5,300	364,451
Nippon Shokubai Co. Ltd.	2,300	158,984
Nippon Signal Co. Ltd.	200	1,851
Nippon Soda Co. Ltd.	2,400	66,035
Nippon Steel & Sumikin Bussan Corp.	1,200	50,038
Nippon Steel & Sumitomo Metal Corp.	75,783	1,347,352
Nippon Suisan Kaisha Co. Ltd.	24,800	172,984
Nippon Telegraph & Telephone Corp.	64,632	2,689,236
Nippon Yusen KK	21,800	371,047
Nipro Corp.	10,138	125,320
Nishi-Nippon Financial Holdings, Inc.	8,300	68,251
Nishi-Nippon Railroad Co. Ltd.	3,400	79,754
Nishimatsu Construction Co. Ltd.	6,100	131,698
Nishimatsuya Chain Co. Ltd.	1,000	7,954
Nishio Rent All Co. Ltd.	1,200	33,179
Nissan Chemical Corp.	14,800	655,002
Nissan Motor Co. Ltd.	217,848	1,748,893
Nissan Shatai Co. Ltd.	2,300	21,060
Nissha Co. Ltd.	1,900	21,986
Nisshin Oillio Group Ltd.	800	22,802
Nisshin Seifun Group, Inc.	18,000	417,541
Nisshinbo Holdings, Inc.	13,200	116,720
Nissin Electric Co. Ltd.	400	3,781
Nissin Food Holdings Co. Ltd.	7,600	500,094
Nissin Kogyo Co. Ltd.	2,000	26,554
Nitori Holdings Co. Ltd.	7,700	915,885
Nitta Corp.	4,800	157,709
Nitto Boseki Co. Ltd.	1,200	24,906
Nitto Denko Corp.	16,942	911,016
Nitto Kogyo Corp.	500	9,749
NKSJ Holdings, Inc.	32,019	1,196,024
Noevir Holdings Co. Ltd.	600	31,509
NOF Corp.	8,600	305,337
Nojima Co. Ltd.	1,100	18,851
NOK Corp.	18,400	294,182
NOMURA Co. Ltd.	2,400	66,789
Nomura Holdings, Inc.	353,554	1,338,633
Nomura Real Estate Holdings, Inc.	10,100	213,524
Nomura Real Estate Master Fund, Inc.	409	598,841
Nomura Research Institute Ltd.	11,770	573,734
Noritz Corp.	1,500	23,188
North Pacific Bank Ltd.	23,400	57,137
NS Solutions Corp.	3,200	85,778
NSD Co. Ltd.	1,200	29,700
NSK Ltd.	46,400	479,016
NTN Corp.	45,500	149,087
NTT Data Corp.	67,000	778,293
NTT DOCOMO, Inc.	132,930	2,886,653
Obara Group, Inc.	800	30,342
Obayashi Corp.	74,500	728,314
OBIC Business Consultants Ltd.	2,500	99,982
OBIC Co. Ltd.	6,641	766,671
Odakyu Electric Railway Co. Ltd.	30,500	715,714
Ogaki Kyoritsu Bank Ltd.	25,100	565,113
Ohsho Food Service Corp.	1,600	103,847
Oiles Corp.	100	1,665
Oji Holdings Corp.	91,100	544,662
Okamoto Industries, Inc.	200	10,324
Okamura Corp.	3,200	32,174
Okasan Securities Group, Inc.	13,034	47,505
Oki Electric Industry Co. Ltd.	9,900	115,624
Okuma Corp.	4,900	286,359
Okumura Corp.	8,300	267,490
Olympus Corp.	121,600	1,357,964
OMRON Corp.	20,600	1,100,319
Ono Pharmaceutical Co. Ltd.	50,380	940,484
Onward Holdings Co. Ltd.	6,000	32,910
Open House Co. Ltd.	3,400	124,072
Optex Group Co. Ltd.	2,400	40,031
Oracle Corp. Japan	4,400	300,588
Orient Corp.	7,300	7,667
Oriental Land Co. Ltd.	20,134	2,217,731
ORIX Corp.	136,820	1,930,182
ORIX JREIT, Inc.	229	401,899
Osaka Gas Co. Ltd.	43,100	795,103
OSG Corp.	7,800	156,077
Otsuka Corp.	10,600	415,836
Otsuka Holdings Co. Ltd.	40,818	1,454,344
Outsourcing, Inc.	9,600	125,219
Pacific Industrial Co. Ltd.	7,600	123,898
Pacific Metals Co. Ltd.	1,400	30,553
PALTAC Corp.	2,000	109,700
Pan Pacific International Hold	11,823	760,994
Panasonic Corp.	223,589	2,058,852
Paramount Bed Holdings Co. Ltd.	1,000	46,860
Park24 Co. Ltd.	11,340	237,499
Penta-Ocean Construction Co. Ltd.	25,800	117,889
Pepper Food Service Co. Ltd.	700	14,095
PeptiDream, Inc. (a)	9,900	532,349
Persol Holdings Co., Ltd.	27,000	505,121
Pigeon Corp.	13,200	558,714
Pilot Corp.	1,600	66,071
Piolax, Inc.	2,600	48,665
Plenus Co. Ltd.	100	1,648
Pola Orbis Holdings, Inc.	10,989	345,271
Premier Investment Corp.	98	121,318
Press Kogyo Co. Ltd.	8,100	43,556
Pressance Corp.	200	2,442
Prestige International, Inc.	8,000	114,116
Prima Meat Packers Ltd.	1,000	18,259
Raito Kogyo Co. Ltd.	4,000	51,385
Raksul, Inc.	2,200	87,490
Rakuten, Inc.	92,395	1,024,353
Recruit Holdings Co. Ltd.	112,554	3,363,636
Relia, Inc.	200	2,106
Relo Group, Inc.	15,100	410,728
Renesas Electronics Corp. (a)	83,355	443,732
Rengo Co. Ltd.	23,400	205,232
Resona Holdings, Inc.	222,200	936,912
Resorttrust, Inc.	18,300	254,634
Ricoh Co. Ltd.	67,600	681,492
Ricoh Leasing Co. Ltd.	300	8,726
Ringer Hut Co. Ltd.	100	2,112
Rinnai Corp.	3,961	265,975
Riso Kagaku Corp.	100	1,654
Riso Kyoiku Co. Ltd.	19,500	74,397
ROHM Co. Ltd.	10,700	782,845
Rohto Pharmaceutical Co. Ltd.	12,100	338,359
Round One Corp.	13,300	178,376
Royal Holdings Co. Ltd.	11,400	278,258
Ryobi Ltd.	1,500	34,054
Ryohin Keikaku Co. Ltd.	2,783	528,144
S Foods, Inc.	2,000	68,764
Saizeriya Co. Ltd.	1,600	35,894
Sakai Moving Service Co. Ltd.	400	23,484
Sakata INX Corp.	1,600	14,493
Sakata Seed Corp.	3,900	123,762
San-A Co. Ltd.	1,000	39,140
San-Ai Oil Co. Ltd.	2,200	18,525
SanBio Co. Ltd. (a)	2,200	88,675
Sanden Holdings Corp. (a)	200	1,433
Sangetsu Corp.	18,800	351,714
Sanken Electric Co. Ltd.	1,800	38,539
Sanki Engineering Co. Ltd.	2,100	22,886
Sankyo Co. Ltd. (Gunma)	3,100	122,030
Sankyo Tateyama, Inc.	400	4,435
Sankyu, Inc.	6,500	310,427
Sanrio Co. Ltd.	6,500	147,920
Santen Pharmaceutical Co. Ltd.	39,360	598,553
Sanwa Holdings Corp.	27,400	328,126
Sanyo Chemical Industries Ltd.	1,600	80,578
Sanyo Special Steel Co. Ltd.	1,200	23,958
Sapporo Breweries Ltd.	3,800	77,504
Sato Holding Corp.	1,700	41,159
Sawai Pharmaceutical Co. Ltd.	2,700	144,459
SBI Holdings, Inc. Japan	27,000	575,169
Screen Holdings Co. Ltd.	3,200	153,400
SCSK Corp.	6,900	326,433
Secom Co. Ltd.	21,533	1,805,064
Sega Sammy Holdings, Inc.	17,319	218,285
Seibu Holdings, Inc.	18,400	298,477
Seikagaku Corp.	2,200	24,134
Seiko Epson Corp.	33,073	528,182
Seiko Holdings Corp.	3,200	72,305
Seino Holdings Co. Ltd.	20,500	277,701
Seiren Co. Ltd.	4,100	61,172
Sekisui Chemical Co. Ltd.	45,700	730,658
Sekisui House (REIT), Inc.	265	191,027
Sekisui House Ltd.	60,580	974,544
Sekisui Jushi Corp.	3,100	59,776
SENKO Co. Ltd.	15,800	126,519
Senshu Ikeda Holdings, Inc.	17,690	43,830
Seria Co. Ltd.	5,600	165,896
Seven & i Holdings Co. Ltd.	78,429	2,714,217
Seven Bank Ltd.	68,900	186,793
SG Holdings Co. Ltd.	12,100	323,152
Sharp Corp.	22,200	246,323
Shibuya Corp.	200	6,194
Shiga Bank Ltd.	13,200	314,255
Shikoku Electric Power Co., Inc.	22,900	230,655
Shima Seiki Manufacturing Ltd.	2,800	93,631
Shimachu Co. Ltd.	2,900	69,796
Shimadzu Corp.	24,700	659,435
Shimamura Co. Ltd.	2,400	178,608
SHIMANO, Inc.	7,765	1,135,525
SHIMIZU Corp.	65,900	561,417
Shin-Etsu Chemical Co. Ltd.	36,835	3,489,178
Shinko Electric Industries Co. Ltd.	1,800	15,819
Shinmaywa Industries Ltd.	9,500	116,922
Shinsei Bank Ltd.	25,700	355,756
Shionogi & Co. Ltd.	28,000	1,627,793
Ship Healthcare Holdings, Inc.	6,000	245,882
Shiseido Co. Ltd.	38,655	3,025,219
Shizuoka Bank Ltd.	34,900	266,305
Shizuoka Gas Co. Ltd.	3,800	30,736
SHO-BOND Holdings Co. Ltd.	1,600	109,736
Shochiku Co. Ltd.	800	95,875
Showa Corp.	3,200	46,767
Showa Denko K.K.	14,982	506,371
Showa Sangyo Co. Ltd.	200	5,404
Siix Corp.	1,400	22,321
Sintokogio Ltd.	600	5,618
SKY Perfect JSAT Holdings, Inc.	3,000	11,957
Skylark Co. Ltd.	17,800	292,898
SMC Corp.	5,867	2,425,908
SMS Co., Ltd.	9,400	179,908
Sodick Co. Ltd.	600	5,375
SoftBank Corp.	84,101	8,917,346
SoftBank Corp.	167,600	1,973,977
Sohgo Security Services Co., Ltd.	9,500	422,573
Sojitz Corp.	126,900	436,310
Sony Corp.	131,105	6,603,511
Sony Financial Holdings, Inc.	17,500	356,143
Sosei Group Corp. (a)	9,512	124,498
Sotetsu Holdings, Inc.	5,500	151,825
Square Enix Holdings Co. Ltd.	10,800	371,327
St. Marc Holdings Co. Ltd.	100	2,240
Stanley Electric Co. Ltd.	17,439	471,219
Star Micronics Co. Ltd.	2,800	45,445
Starts Corp., Inc.	500	11,091
Subaru Corp.	64,525	1,575,836
Sugi Holdings Co. Ltd.	3,400	171,229
Sumco Corp.	31,600	414,166
Sumitomo Bakelite Co. Ltd.	2,400	93,290
Sumitomo Chemical Co. Ltd.	136,400	675,908
Sumitomo Corp.	106,900	1,525,361
Sumitomo Electric Industries Ltd.	77,400	1,024,519
Sumitomo Forestry Co. Ltd.	20,323	278,587
Sumitomo Heavy Industries Ltd.	13,947	491,422
Sumitomo Metal Mining Co. Ltd.	24,800	774,534
Sumitomo Mitsui Construction Co. Ltd.	19,960	129,728
Sumitomo Mitsui Financial Group, Inc.	129,433	4,704,402
Sumitomo Mitsui Trust Holdings, Inc.	32,800	1,144,430
Sumitomo Osaka Cement Co. Ltd.	5,003	203,003
Sumitomo Realty & Development Co. Ltd.	34,887	1,284,989
Sumitomo Riko Co. Ltd.	500	4,376
Sumitomo Rubber Industries Ltd.	30,300	371,831
Sumitomo Seika Chemicals Co. Ltd.	100	3,865
Sundrug Co. Ltd.	12,241	327,027
Suntory Beverage & Food Ltd.	15,000	659,814
Sushiro Global Holdings Ltd.	1,500	97,895
Suzuken Co. Ltd.	8,100	465,371
Suzuki Motor Corp.	36,540	1,661,431
Sysmex Corp.	16,800	957,975
SystemPro Co. Ltd.	3,600	42,982
T Hasegawa Co. Ltd.	6,900	111,000
T&D Holdings, Inc.	75,600	812,024
Tachi-S Co. Ltd.	1,100	16,896
Tadano Ltd.	11,700	122,677
Taiheiyo Cement Corp.	14,291	458,000
Taikisha Ltd.	1,100	33,130
Taisei Corp.	21,900	958,414
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	415,279
Taiyo Holdings Co. Ltd.	500	17,528
Taiyo Nippon Sanso Corp.	14,800	245,659
Taiyo Yuden Co. Ltd.	11,800	284,632
Takara Bio, Inc.	3,100	67,680
Takara Holdings, Inc.	19,969	231,966
Takara Leben Co. Ltd.	300	929
Takara Standard Co. Ltd.	1,200	18,238
Takasago International Corp.	100	3,025
Takasago Thermal Engineering Co. Ltd.	500	7,891
Takashimaya Co. Ltd.	19,200	215,277
Takeda Pharmaceutical Co. Ltd.	151,970	5,607,955
Takeuchi Manufacturing Co. Ltd.	1,300	24,437
Takuma Co. Ltd.	3,000	36,061
Tamron Co. Ltd.	300	5,839
TDK Corp.	13,481	1,172,682
TechnoPro Holdings, Inc.	6,200	370,124
TECMO KOEI HOLDINGS CO., LTD.	5,160	93,662
Teijin Ltd.	13,000	222,550
Tekken Corp.	100	2,605
Terumo Corp.	63,200	1,898,922
The Aichi Bank Ltd.	100	3,254
The Aomori Bank Ltd.	1,000	26,060
The Awa Bank Ltd.	2,400	60,067
The Bank of Iwate Ltd.	2,200	63,100
The Bank of Okinawa Ltd.	500	15,508
The Bank of Saga Ltd.	300	4,743
The Chugoku Bank Ltd.	10,700	103,067
The Chukyo Bank Ltd.	1,400	27,587
The Hachijuni Bank Ltd.	51,300	205,393
The Hokkoku Bank Ltd.	4,400	135,087
The Hyakugo Bank Ltd.	7,000	22,559
The Keiyo Bank Ltd.	3,000	18,502
The Kiyo Bank Ltd.	25,800	350,192
The Miyazaki Bank Ltd.	2,500	59,989
The Musashino Bank Ltd.	900	17,395
The Nanto Bank Ltd.	500	9,336
The Oita Bank Ltd.	1,000	30,028
The Okinawa Electric Power Co., Inc.	1,787	29,501
The Pack Corp.	300	9,641
The San-In Godo Bank Ltd.	43,100	284,380
The Shikoku Bank Ltd.	5,900	53,759
The Sumitomo Warehouse Co. Ltd.	18,900	240,926
The Suruga Bank Ltd.	7,900	34,750
The Tochigi Bank Ltd.	400	808
The Toho Bank Ltd.	9,000	23,269
The Towa Bank Ltd.	1,400	8,936
The Yamagata Bank Ltd.	200	3,212
The Yamanashi Chuo Bank Ltd.	3,400	39,740
THK Co. Ltd.	17,900	466,964
TKC Corp.	1,400	54,607
Toagosei Co. Ltd.	9,400	102,190
Tobu Railway Co. Ltd.	20,700	583,491
Toc Co. Ltd.	2,400	14,952
Tocalo Co. Ltd.	3,600	29,441
Toda Corp.	45,300	278,563
Toei Co. Ltd.	600	77,616
Toho Co. Ltd.	10,300	430,419
Toho Gas Co. Ltd.	8,700	357,700
Toho Holdings Co. Ltd.	12,700	296,423
Toho Zinc Co. Ltd.	1,000	26,042
Tohoku Electric Power Co., Inc.	47,900	546,962
Tokai Carbon Co. Ltd. (b)	22,800	261,782
TOKAI Holdings Corp.	3,000	24,938
Tokai Rika Co. Ltd.	2,100	36,365
Tokai Tokyo Financial Holdings	9,400	31,053
Token Corp.	200	12,173
Tokio Marine Holdings, Inc.	64,693	3,253,379
Tokushu Tokai Paper Co. Ltd.	400	14,722
Tokuyama Corp.	7,435	183,547
Tokyo Broadcasting System Holding	700	13,265
Tokyo Century Corp.	5,700	261,987
Tokyo Dome Corp.	9,900	98,027
Tokyo Electric Power Co., Inc. (a)	141,628	798,441
Tokyo Electron Ltd.	15,823	2,506,368
Tokyo Gas Co. Ltd.	37,335	947,494
Tokyo Ohka Kogyo Co. Ltd.	2,000	63,558
Tokyo Seimitsu Co. Ltd.	2,800	80,937
Tokyo Steel Manufacturing Co. Ltd.	18,600	158,625
Tokyo Tatemono Co. Ltd.	30,700	344,770
Tokyo TY Financial Group, Inc.	1,500	21,599
Tokyotokeiba Co. Ltd.	1,200	35,011
Tokyu Construction Co. Ltd.	2,500	17,932
Tokyu Corp.	53,300	867,001
Tokyu Fudosan Holdings Corp.	57,600	323,691
Tokyu REIT, Inc.	95	149,244
TOMONY Holdings, Inc.	3,900	14,144
Tomy Co. Ltd.	11,000	117,312
Topcon Corp.	13,760	166,140
Toppan Forms Co. Ltd.	300	2,734
Toppan Printing Co. Ltd.	31,000	501,198
Topre Corp.	2,700	50,318
Topy Industries Ltd.	100	2,300
Toray Industries, Inc.	140,300	960,083
TORIDOLL Holdings Corp.	800	17,854
Toshiba Corp.	65,852	2,187,283
Toshiba Machine Co. Ltd.	1,000	22,676
Toshiba Plant Systems & Services Corp.	4,600	82,259
Toshiba Tec Corp.	2,800	77,167
Tosho Co. Ltd.	200	5,126
Tosoh Corp.	29,300	469,505
Totetsu Kogyo Co. Ltd.	400	11,688
Toto Ltd.	15,000	631,536
Towa Pharmaceutical Co. Ltd.	2,400	58,839
Toyo Engineering Corp. (a)	200	1,061
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	70,393
Toyo Seikan Group Holdings Ltd.	15,200	302,786
Toyo Suisan Kaisha Ltd.	9,636	366,340
Toyo Tire Corp.	7,200	83,961
Toyobo Co. Ltd.	16,800	218,832
Toyoda Gosei Co. Ltd.	11,800	244,697
Toyota Boshoku Corp.	3,100	45,751
Toyota Industries Corp.	15,000	848,333
Toyota Motor Corp.	226,092	13,997,459
Toyota Tsusho Corp.	19,549	645,813
TPR Co. Ltd.	1,200	23,473
Trancom Co. Ltd.	1,500	86,853
Trans Cosmos, Inc.	2,400	52,268
Trend Micro, Inc.	11,900	593,958
Trusco Nakayama Corp.	3,200	80,578
TS tech Co. Ltd.	4,600	137,304
TSI Holdings Co. Ltd.	5,300	32,924
Tsubaki Nakashima Co. Ltd.	3,400	62,875
Tsubakimoto Chain Co.	1,200	44,436
Tsugami Corp.	4,000	35,801
Tsukui Corp.	600	3,733
Tsumura & Co.	9,484	290,748
Tsuruha Holdings, Inc.	4,100	348,552
TV Asahi Corp.	100	1,756
Uacj Corp.	1,600	32,217
Ube Industries Ltd.	17,800	378,706
Ulvac, Inc.	5,059	168,944
Unicharm Corp.	39,600	1,297,189
Unipres Corp.	1,800	27,712
United Arrows Ltd.	3,200	100,974
United Super Markets Holdings, Inc.	2,500	22,532
United Technology Holdings Co. Ltd. (a)	1,500	42,821
United Urban Investment Corp.	311	496,394
Unitika Ltd. (a)	300	1,188
Universal Entertainment Corp.	1,000	31,330
Unizo Holdings Co. Ltd.	3,800	67,066
Ushio, Inc.	28,100	340,040
USS Co. Ltd.	23,300	444,686
V Technology Co. Ltd.	200	26,734
Valor Holdings Co. Ltd.	3,500	85,022
Vector, Inc.	900	10,641
VT Holdings Co. Ltd.	400	1,609
W-Scope Corp.	800	12,518
Wacoal Holdings Corp.	2,000	49,302
Wacom Co. Ltd.	4,200	16,854
Welcia Holdings Co. Ltd.	4,900	192,446
West Japan Railway Co.	15,256	1,131,515
Xebio Holdings Co. Ltd.	500	5,247
YA-MAN Ltd.	1,600	15,297
Yahoo! Japan Corp.	293,565	780,064
Yakult Honsha Co. Ltd.	13,200	894,654
YAMABIKO Corp.	200	1,968
Yamada Denki Co. Ltd.	74,710	353,446
Yamaguchi Financial Group, Inc.	52,700	387,935
Yamaha Corp.	14,600	753,624
Yamaha Motor Co. Ltd.	32,007	657,408
Yamato Holdings Co. Ltd.	32,900	712,521
Yamato Kogyo Co. Ltd.	2,800	77,293
Yamazaki Baking Co. Ltd.	11,300	167,580
Yamazen Co. Ltd.	300	3,137
Yaoko Co. Ltd.	4,500	213,295
Yaskawa Electric Corp.	26,500	974,169
Yodogawa Steel Works Ltd.	900	17,096
Yokogawa Bridge Holdings Corp.	2,300	37,186
Yokogawa Electric Corp.	26,212	545,441
Yokohama Reito Co. Ltd.	800	6,313
Yokohama Rubber Co. Ltd.	20,100	377,659
Yondoshi Holdings, Inc.	1,600	35,147
YONEX Co. Ltd.	4,400	27,096
Yoshinoya Holdings Co. Ltd.	2,300	34,811
Yuasa Trading Co. Ltd.	400	11,365
Yume No Machi Souzou Iinkai Co. Ltd.	2,200	32,903
Zenkoku Hosho Co. Ltd.	9,700	338,732
Zenrin Co. Ltd.	6,950	150,985
Zensho Holdings Co. Ltd.	11,700	262,999
Zeon Corp.	22,500	218,749
ZERIA Pharmaceutical Co. Ltd.	2,300	40,572
Zojirushi Thermos	3,600	36,971
Zozo, Inc.	20,900	368,675

TOTAL JAPAN		411,271,665

Korea (South) - 3.0%
Advanced Process Systems Corp.	72	1,701
AhnLab, Inc.	84	4,460
AMOREPACIFIC Corp.	3,150	562,882
AMOREPACIFIC Group, Inc.	4,407	284,711
Ananti, Inc. (a)	2,696	33,584
Asiana Airlines, Inc. (a)	10,253	58,223
BGF Retail Co. Ltd.	1,136	213,242
BGFretail Co. Ltd.	304	2,152
BS Financial Group, Inc.	16,547	99,651
Bukwang Pharmaceutical Co. Ltd.	2,078	32,759
Cafe24 Corp. (a)	754	62,185
Celltrion Healthcare Co. Ltd.	5,790	376,048
Celltrion Pharm, Inc.	791	40,365
Celltrion, Inc. (a)	8,487	1,545,729
Cheil Industries, Inc.	8,555	753,333
Cheil Worldwide, Inc.	13,294	290,661
Chong Kun Dang Pharmaceutical Corp.	171	14,984
CJ CGV Co. Ltd.	1,440	53,134
CJ CheilJedang Corp.	1,315	355,860
CJ Corp.	2,449	251,420
CJ O Shopping Co. Ltd.	1,578	296,754
Com2uS Corp.	659	56,501
Cosmax, Inc.	1,863	221,669
Daelim Industrial Co.	2,309	192,018
Daesang Corp.	710	16,194
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	35,254
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,699	92,315
Daewoong Pharmaceutical Co. Ltd.	322	56,156
Daou Technology, Inc.	12,717	241,992
Db Insurance Co. Ltd. (a)	7,099	417,154
DGB Financial Group Co. Ltd.	9,863	71,345
DIO Corp. (a)	21	711
Dong Suh Companies, Inc.	448	7,524
Dong-A Socio Holdings Co. Ltd.	6	557
Dongbu HiTek Co. Ltd.	1,070	14,708
Dongkuk Steel Mill Co. Ltd.	3,645	23,642
Dongwon Industries Co.	9	2,064
Doosan Bobcat, Inc.	4,021	110,369
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,885	29,335
Doosan Heavy Industries & Construction Co. Ltd. rights 5/9/19 (a)	2,835	3,507
Doosan Infracore Co. Ltd. (a)	8,372	52,289
DOUBLEUGAMES Co. Ltd.	331	21,469
DuzonBizon Co. Ltd.	1,292	63,489
E-Mart Co. Ltd.	1,955	288,881
Ecopro Co. Ltd. (a)	1,658	38,672
Enzychem Lifesciences Corp. (a)	2,056	157,555
EO Technics Co. Ltd.	146	8,905
F&F Co. Ltd.	1,163	81,229
Fila Korea Ltd.	5,295	374,832
Foosung Co. Ltd. (a)	328	2,260
G-treeBNT Co. Ltd. (a)	987	21,961
GemVax & Kael Co. Ltd. (a)	176	2,797
Genexine Co. Ltd. (a)	932	59,891
Grand Korea Leisure Co. Ltd.	2,509	50,115
Green Cross Corp.	278	34,391
Green Cross Holdings Corp.	10,030	209,818
GS Engineering & Construction Corp.	5,979	208,544
GS Holdings Corp.	8,997	401,924
GS Retail Co. Ltd.	2,417	81,293
Halla Holdings Corp.	157	5,975
Hana Financial Group, Inc.	32,800	1,036,967
Hana Tour Service, Inc.	861	47,562
HanAll BioPharma Co. Ltd. (a)	1,336	37,474
Handsome Co. Ltd.	2,565	94,314
Hanjin Kal Corp.	2,719	86,428
Hankook Tire Co. Ltd.	8,565	292,488
Hankook Tire Worldwide Co. Ltd.	144	2,109
Hanmi Pharm Co. Ltd.	799	298,250
Hanmi Science Co. Ltd.	673	43,479
Hanon Systems	19,096	205,887
Hansae Co. Ltd.	90	2,238
Hansol Chemical Co. Ltd.	1,913	140,516
Hanssem Co. Ltd.	1,856	164,232
Hanwha Aerospace Co. Ltd. (a)	4,203	111,574
Hanwha Chemical Corp.	17,176	303,971
Hanwha Corp.	9,728	247,377
Hanwha Life Insurance Co. Ltd.	48,251	165,395
HDC Hyundai Development Co.	2,195	87,875
Hite Jinro Co. Ltd.	2,113	36,850
HLB Life Science Co. Ltd. (a)	9,430	134,887
HLB, Inc. (a)	2,915	210,109
Hotel Shilla Co.	3,456	341,440
Huchems Fine Chemical Corp.	136	2,559
HUGEL, Inc. (a)	317	112,855
Hyosung Advanced Materials Co. (a)	92	10,235
Hyosung Chemical Co. Ltd.	66	7,825
Hyosung Corp.	286	18,452
Hyosung Heavy Industries Co. Ltd. (a)	193	6,599
Hyosung TNC Co. Ltd.	89	12,692
Hyundai Construction Equipment Co. Ltd. (a)	348	14,649
Hyundai Department Store Co. Ltd.	1,315	114,666
Hyundai Electric & Energy System Co. Ltd.	108	2,190
Hyundai Elevator Co. Ltd.	1,002	74,030
Hyundai Engineering & Construction Co. Ltd.	7,320	330,152
Hyundai Fire & Marine Insurance Co. Ltd.	6,284	206,496
Hyundai Glovis Co. Ltd.	1,804	247,195
Hyundai Greenfood Co. Ltd.	1,111	13,315
Hyundai Heavy Industries Co. Ltd. (a)	4,408	471,470
Hyundai Home Shopping Network Corp.	100	8,591
Hyundai Industrial Development & Construction Co.	972	14,363
Hyundai Merchant Marine Co. Ltd. (a)	17,796	61,460
Hyundai Mipo Dockyard Co. Ltd. (a)	2,611	126,063
Hyundai Mobis	6,997	1,397,585
Hyundai Motor Co.	12,162	1,447,098
Hyundai Robotics Co. Ltd.	937	275,302
Hyundai Rotem Co. Ltd. (a)	1,945	36,260
Hyundai Steel Co.	8,835	351,424
Hyundai Wia Corp.	1,099	47,113
Iljin Materials Co. Ltd.	2,130	68,255
Illinois-Yang Pharmaceutical Co. Ltd. (a)	18,564	447,350
Industrial Bank of Korea	28,276	343,730
ING Life Insurance Korea Ltd. (d)	2,082	63,676
INNOCEAN Worldwide, Inc.	16	980
iNtRON Biotechnology, Inc.	1,996	33,095
IS Dongseo Co. Ltd.	24	749
JB Financial Group Co. Ltd.	11,115	54,333
Jeil Pharmaceutical Co. Ltd.	60	2,196
Jenax, Inc. (a)	1,126	14,123
JW Holdings Corp.	120	686
JW Pharmaceutical Corp.	104	3,279
JYP Entertainment Corp.	3,048	78,032
Kakao Corp.	5,654	582,882
Kangwon Land, Inc.	17,904	522,965
KB Financial Group, Inc.	42,034	1,665,632
KCC Corp.	369	112,538
KEPCO Plant Service & Engineering Co. Ltd.	1,160	36,524
Kia Motors Corp.	29,217	1,135,789
Kiwoom Securities Co. Ltd.	1,279	90,320
Koh Young Technology, Inc.	946	78,508
Kolmar Korea Co. Ltd.	4,206	267,389
Kolon Industries, Inc.	569	22,584
Kolon Life Science, Inc. (a)	175	6,299
Komipharm International Co. Ltd. (a)	2,596	47,058
Korea Aerospace Industries Ltd.	11,652	350,358
Korea Electric Power Corp.	29,291	711,614
Korea Electric Terminal Co. Ltd.	40	2,000
Korea Express Co. Ltd. (a)	585	79,155
Korea Gas Corp. (a)	5,388	213,620
Korea Investment Holdings Co. Ltd.	3,294	193,563
Korea Petro Chemical Industries Co. Ltd.	202	26,031
Korea Real Estate Investment Trust Co. (a)	960	2,148
Korea Zinc Co. Ltd.	850	330,431
Korean Air Lines Co. Ltd.	8,748	249,135
Korean Reinsurance Co.	3,067	24,030
KT Corp.	90	2,114
KT Skylife Co. Ltd.	136	1,379
KT&G Corp.	12,712	1,113,929
Kumho Petro Chemical Co. Ltd. (a)	1,976	155,838
Kumho Tire Co., Inc. (a)	6,369	24,732
LG Chemical Ltd.	4,821	1,495,160
LG Corp.	9,649	605,130
LG Display Co. Ltd.	25,577	436,478
LG Electronics, Inc.	12,101	788,014
LG Fashion Corp.	1,267	27,103
LG Hausys Ltd.	145	7,574
LG Home Shopping, Inc.	38	5,589
LG Household & Health Care Ltd.	940	1,148,341
LG Innotek Co. Ltd.	2,186	230,054
LG International Corp.	1,950	31,913
LG Telecom Ltd.	13,039	160,186
Lotte Chemical Corp.	2,075	478,636
Lotte Confectionery Co. Ltd. (a)	2,279	96,034
Lotte Fine Chemical Co. Ltd.	1,033	42,686
LOTTE Hi-Mart Co. Ltd.	97	3,962
Lotte Samkang Co. Ltd.	1	541
Lotte Shopping Co. Ltd.	1,813	277,243
LS Cable Ltd.	839	35,715
LS Industrial Systems Ltd.	1,241	51,281
Mando Corp.	1,635	46,915
Medipost Co. Ltd. (a)	640	20,014
Medy-Tox, Inc.	639	306,926
Meritz Financial Holdings Co.	10,185	115,499
Meritz Fire & Marine Insurance Co. Ltd.	9,111	186,289
Meritz Securities Co. Ltd. (a)	76,557	332,796
Mezzion Pharma Co. Ltd. (a)	1,914	197,318
Mirae Asset Daewoo Co. Ltd.	52,212	349,871
Mirae Asset Life Insurance Co. Ltd.	883	4,021
Naturecell Co. Ltd. (a)	3,316	36,322
NAVER Corp.	14,338	1,471,973
NCSOFT Corp.	1,998	902,869
Netmarble Corp. (d)	2,300	251,931
Nexen Tire Corp.	309	2,668
NHN Entertainment Corp. (a)	450	32,474
Nong Shim Co. Ltd.	779	187,721
Oci Co. Ltd.	1,695	135,570
Orion Corp./Republic of Korea	2,013	167,576
Orion Holdings Corp.	184	3,019
Oscotec, Inc. (a)	5,662	131,091
Osstem Implant Co. Ltd. (a)	2,868	142,413
Ottogi Corp.	320	199,586
Paradise Co. Ltd.	2,531	40,335
Partron Co. Ltd.	892	10,613
Pearl Abyss Corp. (a)	493	73,822
Pharmicell Co. Ltd. (a)	3,798	36,870
Poongsan Corp.	1,184	28,277
POSCO	8,231	1,808,039
POSCO Chemtech Co. Ltd.	2,467	121,441
Posco International Corp.	1,030	16,193
S&T Motiv Co. Ltd. (a)	21	687
S-Oil Corp.	4,998	395,886
S.M. Entertainment Co. Ltd. (a)	1,057	37,549
S1 Corp.	2,397	201,808
Sam Chun Dang Pharm Co. Ltd.	4,276	168,063
Samlip General Food Co. Ltd.	19	2,195
Samsung Biologics Co. Ltd. (a)(d)	1,692	494,223
Samsung Card Co. Ltd.	7,810	248,925
Samsung Electro-Mechanics Co. Ltd.	6,918	644,842
Samsung Electronics Co. Ltd.	463,508	18,257,439
Samsung Engineering Co. Ltd. (a)	13,633	199,691
Samsung Fire & Marine Insurance Co. Ltd.	3,580	934,975
Samsung Heavy Industries Co. Ltd. (a)	55,009	388,462
Samsung Life Insurance Co. Ltd.	8,968	654,104
Samsung SDI Co. Ltd.	6,036	1,226,376
Samsung SDS Co. Ltd.	4,083	761,171
Samsung Securities Co. Ltd.	12,652	387,491
Samyang Holdings Corp.	20	1,381
Sebang Global Battery Co. Ltd.	44	1,805
Seegene, Inc. (a)	124	2,503
Seoul Semiconductor Co. Ltd.	3,465	57,005
SFA Engineering Corp.	764	27,534
Shinhan Financial Group Co. Ltd.	44,895	1,702,837
Shinsegae Co. Ltd.	732	213,813
Shinsegae International Co. Ltd.	512	137,896
SillaJen, Inc. (a)	5,766	323,963
SK C&C Co. Ltd.	2,941	648,076
SK Chemicals Co. Ltd.	563	14,704
SK Chemicals Co. Ltd./New	604	35,129
SK Energy Co. Ltd.	7,158	1,122,271
SK Gas Co. Ltd.	28	2,066
SK Hynix, Inc.	59,812	4,059,371
SK Materials Co., Ltd.	1,092	161,453
SK Networks Co. Ltd.	48,189	242,599
SK Telecom Co. Ltd.	2,426	516,399
SKC Co. Ltd.	1,350	41,462
Soulbrain Co. Ltd.	328	14,174
STX Pan Ocean Co. Ltd. (Korea) (a)	27,089	110,892
Taekwang Industrial Co. Ltd.	71	91,433
Telcon Rf Pharmaceutical, Inc. (a)	2,567	16,297
Texcell-NetCom Co. Ltd. (a)	1,752	28,974
Tong Yang Life Insurance Co. Ltd.	381	1,484
Tongyang, Inc.	451	771
Toptec Co. Ltd.	877	7,610
Vieworks Co. Ltd.	36	985
ViroMed Co. Ltd. (a)	1,726	385,974
WONIK IPS Co. Ltd.	5,958	143,062
Woongjin Coway Co. Ltd.	5,263	396,982
Woori Financial Group, Inc. (a)	49,984	594,736
Woori Investment & Securities Co. Ltd.	12,772	150,871
Youngone Corp.	1,963	62,313
Yuhan Corp.	917	193,403
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	28,917

TOTAL KOREA (SOUTH)		77,581,377

Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	3,518	239,954
Luxembourg - 0.3%
ADO Properties SA (d)	4,442	233,164
Aperam	9,170	281,811
ArcelorMittal SA (Netherlands)	72,711	1,576,250
Aroundtown SA	76,861	622,934
B&M European Value Retail SA	107,679	553,931
Eurofins Scientific SA (b)	1,220	558,288
Grand City Properties SA	11,272	264,990
Millicom International Cellular SA (depository receipt)	6,324	369,903
PLAY Communications SA (d)	7,880	48,582
Reinet Investments SCA	16,415	276,513
RTL Group SA	4,050	227,578
SAF-Holland SA	3,387	42,167
Senvion SA (a)	939	1,060
SES SA (France) (depositary receipt)	40,546	689,877
Solutions 30 SE (a)	5,444	73,211
Stabilus SA	1,795	99,979
Subsea 7 SA	28,669	364,201
Tenaris SA	47,490	658,298

TOTAL LUXEMBOURG		6,942,737

Malaysia - 0.5%
AEON Credit Service Bhd	450	1,774
AirAsia Group BHD	165,300	109,147
Alliance Bank Malaysia Bhd	160,900	158,001
AMMB Holdings Bhd	318,700	344,561
Axiata Group Bhd	342,256	328,639
Berjaya Sports Toto Bhd	6,300	4,008
British American Tobacco (Malaysia) Bhd	17,000	143,335
Bumi Armada Bhd (a)	81,700	4,644
Bumiputra-Commerce Holdings Bhd	556,712	709,608
Bursa Malaysia Bhd	59,700	97,466
Cahya Mata Sarawak Bhd	36,300	29,324
Carlsberg Brewery BHD	22,200	135,632
Dialog Group Bhd	406,500	316,587
DiGi.com Bhd	418,800	465,952
Felda Global Ventures Holdings Bhd (a)	123,800	37,429
Fraser & Neave Holdings BHD	13,500	113,956
Gamuda Bhd	183,800	155,593
Genting Bhd	252,500	429,943
Genting Malaysia Bhd	372,300	286,350
Genting Plantations Bhd	5,700	14,503
Hap Seng Consolidated Bhd	35,500	84,833
Hartalega Holdings Bhd	168,700	205,239
Hong Leong Bank Bhd	83,400	403,031
Hong Leong Credit Bhd	34,000	158,055
IGB (REIT)	92,500	41,613
IHH Healthcare Bhd	182,100	244,885
IJM Corp. Bhd	322,200	182,355
Inari Amertron Bhd	162,950	68,183
IOI Corp. Bhd	338,900	369,679
IOI Properties Group Bhd	134,175	44,460
Kossan Rubber Industries Bhd	29,800	26,236
KPJ Healthcare Bhd	198,000	46,932
Kuala Lumpur Kepong Bhd	76,900	460,154
Lafarge Malaysia Bhd (a)	17,400	13,888
Mah Sing Group Bhd	78,600	18,250
Malayan Banking Bhd	377,659	844,926
Malaysia Airports Holdings Bhd	80,900	149,297
Malaysia Building Society Bhd	103,074	24,806
Maxis Bhd	294,200	381,403
MISC Bhd	150,800	251,668
My E.G.Services Bhd	142,050	51,536
Nestle (Malaysia) BHD	3,600	127,212
Osk Holdings Bhd	3,750	893
Petronas Chemicals Group Bhd	270,000	587,737
Petronas Dagangan Bhd	13,700	80,122
Petronas Gas Bhd	61,400	262,559
PPB Group Bhd	74,940	340,035
Press Metal Bhd	193,400	222,191
Public Bank Bhd	306,300	1,666,888
QL Resources Bhd	82,550	136,169
RHB Capital Bhd	61,100	88,077
SapuraKencana Petroleum Bhd	716,100	56,290
Serba Dinamik Holdings BHD	121,800	123,140
Sime Darby Bhd	224,689	126,080
Sime Darby Plantation Bhd	352,389	439,794
Sime Darby Property Bhd	222,889	59,840
SP Setia Bhd	185,461	101,825
Sunway (REIT)	92,800	41,973
Sunway Bhd	66,983	27,056
Telekom Malaysia Bhd	59,300	41,737
Tenaga Nasional Bhd	335,800	997,369
TIME dotCom Bhd	29,600	64,075
Top Glove Corp. Bhd	208,600	245,709
UEM Land Holdings Bhd	9,900	2,227
UMW Holdings Bhd	33,700	44,423
UMW Oil & Gas Corp. Bhd (a)	26,254	1,873
UOA Development Bhd	4,000	2,186
Westports Holdings Bhd	100,200	92,093
Yinson Holdings Bhd	23,500	27,510
YTL Corp. Bhd	207,534	56,721

TOTAL MALAYSIA		14,021,685

Malta - 0.0%
Brait SA (a)	18,088	29,082
Kindred Group PLC (depositary receipt)	22,104	193,029

TOTAL MALTA		222,111

Marshall Islands - 0.0%
Seaspan Corp. (b)	5,714	57,940
Mauritius - 0.0%
Golden Agri-Resources Ltd.	818,400	174,499
Mexico - 0.7%
Alfa SA de CV Series A	275,300	278,237
Alsea S.A.B. de CV	39,411	88,103
America Movil S.A.B. de CV Series L	3,464,496	2,580,406
Banco del Bajio SA (d)	133,600	287,246
Banco Santander Mexico SA	152,400	255,959
Bolsa Mexicana de Valores S.A.B. de CV	23,900	49,281
CEMEX S.A.B. de CV unit (a)	1,627,932	753,094
Coca-Cola FEMSA S.A.B. de CV unit	58,600	373,805
Compartamos S.A.B. de CV	74,100	67,620
Concentradora Fibra Danhos SA de CV	52,445	76,713
Concentradora Fibra Hotelera Mexicana SA de CV (d)	47,600	24,355
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	26,381
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	20,018
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	50,611
Credito Real S.A.B. de CV	13,100	14,947
El Puerto de Liverpool S.A.B. de CV Class C	14,100	91,274
Embotelladoras Arca S.A.B. de CV	70,300	399,044
Fibra Uno Administracion SA de CV	377,635	562,934
Fomento Economico Mexicano S.A.B. de CV unit	191,891	1,871,868
Genomma Lab Internacional SA de CV (a)	58,600	47,108
Gruma S.A.B. de CV Series B	20,815	208,054
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	46,996	477,849
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	20,740	341,605
Grupo Aeroportuario Norte S.A.B. de CV	46,800	288,338
Grupo Bimbo S.A.B. de CV Series A	178,577	397,701
Grupo Carso SA de CV Series A1	37,527	145,514
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	80,795
Grupo Comercial Chedraui S.A.B. de CV	31,400	62,046
Grupo Financiero Banorte S.A.B. de CV Series O	267,319	1,689,696
Grupo Financiero Inbursa S.A.B. de CV Series O	231,600	354,527
Grupo Herdez S.A.B. de CV	18,800	40,292
Grupo Mexico SA de CV Series B	347,217	1,018,148
Grupo Televisa SA de CV	266,770	542,609
Hoteles City Express S.A.B. de CV (a)	29,900	30,897
Industrias Bachoco SA de CV Series B	17,700	72,526
Industrias CH SA de CV (a)	9,000	41,981
Industrias Penoles SA de CV	18,945	217,424
Infraestructura Energetica Nova S.A.B. de CV	61,733	269,853
Kimberly-Clark de Mexico SA de CV Series A	129,067	223,103
Macquarie Mexican (REIT) (d)	87,950	104,569
Megacable Holdings S.A.B. de CV unit	33,500	147,569
Mexichem S.A.B. de CV	107,228	248,927
Prologis Property Mexico SA	22,300	47,687
Promotora y Operadora de Infraestructura S.A.B. de CV	26,780	272,409
Qualitas Controladora S.A.B. de CV	2,300	6,101
Regional S.A.B. de CV	24,500	133,512
Telesites S.A.B. de C.V. (a)	40,900	27,788
Terrafina	48,800	81,163
Unifin Financiera SAPI de CV	2,000	4,487
Wal-Mart de Mexico SA de CV Series V	528,430	1,552,865

TOTAL MEXICO		17,049,039

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	343,000	335,794
HKT Trust/HKT Ltd. unit	432,000	669,631
Langham Hospitality Investment unit	24,000	9,821

TOTAL MULTI-NATIONAL		1,015,246

Netherlands - 3.0%
Aalberts Industries NV	15,620	613,179
ABN AMRO Group NV GDR (d)	44,287	1,041,628
Accell Group NV	2,287	65,154
Accell Group NV rights (a)(e)	2,287	1,283
Adyen BV (d)	1,042	848,014
AEGON NV	195,355	1,019,782
AerCap Holdings NV (a)	12,606	625,762
Airbus Group NV	59,034	8,083,505
Akzo Nobel NV	21,880	1,857,724
AMG Advanced Metallurgical Group NV	1,527	46,277
Arcadis NV	10,167	191,918
Arcadis NV rights (a)(e)	10,167	5,360
Argenx SE (a)	3,131	401,261
ASM International NV (Netherlands)	4,075	276,791
ASML Holding NV (Netherlands)	41,266	8,587,523
ASR Nederland NV	14,764	655,748
Basic-Fit NV (a)(d)	5,919	209,785
BE Semiconductor Industries NV	9,450	271,549
BinckBank NV	316	2,240
Brack Capital Properties NV (a)	281	29,608
Brunel International NV	60	972
CNH Industrial NV	110,230	1,195,293
Constellium NV (a)	8,009	74,804
COSMO Pharmaceuticals NV (a)	427	40,313
CSM NV (exchangeable)	11,662	372,783
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	73,180
Euronext NV (d)	6,127	425,723
EXOR NV	9,666	643,545
Ferrari NV	12,621	1,709,302
Fiat Chrysler Automobiles NV	107,653	1,658,293
Flow Traders BV (d)	2,332	66,854
Fugro NV (Certificaten Van Aandelen) (a)	3,080	28,051
Gemalto NV (a)	5,804	332,324
Heineken Holding NV	11,610	1,179,122
Heineken NV (Bearer)	24,380	2,631,645
IMCD Group BV	5,548	448,030
ING Groep NV (Certificaten Van Aandelen)	401,492	5,123,049
Intertrust NV (d)	2,942	55,799
Interxion Holding N.V. (a)	10,093	698,335
Kendrion NV	921	22,571
Kendrion NV rights 4/29/19 (a)(e)	921	899
Koninklijke Ahold Delhaize NV	119,305	2,875,441
Koninklijke BAM Groep NV	52,512	255,615
Koninklijke BAM Groep NV rights (a)(e)	52,512	8,246
Koninklijke Boskalis Westminster NV	12,741	348,541
Koninklijke DSM NV	18,850	2,155,905
Koninklijke KPN NV	345,257	1,061,098
Koninklijke Philips Electronics NV	96,378	4,138,831
Koninklijke Volkerwessels NV	3,756	80,295
Koninklijke Wessanen NV	6,068	78,676
NN Group NV	29,498	1,284,358
NSI NV	4,639	183,670
NSI NV rights 5/14/19 (a)(e)	4,639	5,827
NXP Semiconductors NV	35,771	3,778,133
OCI NV (a)	11,437	331,597
Pharming Group NV (a)	50,698	46,912
Philips Lighting NV (d)	10,480	314,194
PostNL NV	26,741	69,253
PostNL NV rights 10/24/19 (a)(e)	26,741	5,099
QIAGEN NV (Germany) (a)	22,320	861,924
Randstad NV	11,015	629,087
RHI Magnesita NV	4,321	279,588
SBM Offshore NV	16,198	300,130
Steinhoff International Holdings NV (South Africa) (a)	197,801	28,346
STMicroelectronics NV (France)	71,970	1,321,709
Takeaway.com Holding BV (a)(d)	4,162	358,043
TKH Group NV (depositary receipt)	7,498	402,996
TomTom Group BV (a)	12,105	104,380
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	14,397	2,474,631
Unilever NV (Certificaten Van Aandelen) (Bearer)	150,390	9,099,284
VastNed Retail NV	905	31,771
Vopak NV	7,371	328,626
Wereldhave NV	9,758	249,755
Wolters Kluwer NV	27,789	1,938,035
X5 Retail Group NV GDR	15,607	473,837

TOTAL NETHERLANDS		77,518,811

New Zealand - 0.2%
Air New Zealand Ltd.	48,086	86,233
Argosy Property Ltd.	24,000	21,079
Auckland International Airport Ltd.	101,113	538,241
Chorus Ltd.	116,322	465,372
Contact Energy Ltd.	69,258	310,387
Fisher & Paykel Healthcare Corp.	63,868	674,414
Fletcher Building Ltd.	73,893	254,662
Genesis Energy Ltd.	26,531	54,135
Goodman Property Trust	98,744	114,095
Infratil Ltd.	62,730	181,835
Kiwi Property Group Ltd.	148,761	153,011
Mercury Nz Ltd.	64,663	159,797
Meridian Energy Ltd.	139,384	377,964
Metlifecare Ltd.	10,948	36,195
New Zealand Refining Co. Ltd.	2,258	3,137
Precinct Properties New Zealand Ltd.	124,126	132,646
Restaurant Brands NZ Ltd.	2,022	11,479
Ryman Healthcare Group Ltd.	50,885	412,931
Sky Network Television Ltd.	43,709	35,616
SKYCITY Entertainment Group Ltd.	56,805	154,795
Spark New Zealand Ltd.	218,067	534,524
Summerset Group Holdings Ltd.	6,368	23,860
Synlait Milk Ltd. (a)	12,620	89,093
The a2 Milk Co. Ltd. (a)	75,361	844,095
Trade Maine Group Ltd.	38,105	163,646
Z Energy Ltd.	41,646	176,071

TOTAL NEW ZEALAND		6,009,313

Norway - 0.6%
Adevinta ASA Class B	10,734	105,605
Akastor ASA (a)	1,713	2,649
Aker ASA (A Shares)	4,705	321,758
Aker Bp ASA	13,993	461,435
Aker Solutions ASA (a)	14,785	75,866
Austevoll Seafood ASA	5,930	68,940
B2Holding ASA	10,356	15,989
Borregaard ASA	6,927	70,294
Det Norske Oljeselskap ASA (DNO) (A Shares)	82,029	186,070
DNB ASA	95,281	1,829,428
Elkem ASA (d)	44,366	183,070
Entra ASA (d)	14,292	207,072
Equinor ASA	104,069	2,321,437
Europris ASA (d)	6,082	18,978
Gjensidige Forsikring ASA	20,240	393,072
Grieg Seafood ASA	4,522	52,178
Kongsberg Automotive ASA (a)	27,567	25,275
Kongsberg Gruppen ASA	12,021	174,168
Leroy Seafood Group ASA	37,685	272,303
Marine Harvest ASA	43,559	943,637
Merkantildata ASA	5,873	83,866
NEL ASA (a)	190,206	159,617
Nordic Nanovector ASA (a)	1,041	5,538
Nordic VLSI ASA (a)	8,476	40,280
Norsk Hydro ASA	141,127	607,846
Norway Royal Salmon ASA	136	2,940
Norwegian Air Shuttle A/S (a)	11,304	47,273
Norwegian Finans Holding ASA (a)	11,093	91,290
Ocean Yield ASA	4,258	32,327
Orkla ASA	77,729	609,403
Petroleum Geo-Services ASA (a)	14,562	32,213
Protector Forsikring ASA (a)	1,752	11,880
Salmar ASA	6,443	292,747
Scatec Solar AS (d)	7,878	74,694
Schibsted ASA (B Shares)	10,734	256,796
Skandiabanken ASA (d)	7,051	69,387
SpareBank 1 SR-Bank ASA (primary capital certificate)	21,153	244,324
Sparebanken Midt-Norge	13,816	149,731
Sparebanken Nord-Norge	9,302	70,837
Storebrand ASA (A Shares)	60,008	506,358
Telenor ASA	74,833	1,502,307
TGS Nopec Geophysical Co. ASA	10,051	262,592
Tomra Systems ASA	11,887	357,955
Veidekke ASA	19,046	212,923
Wallenius Wilhelmsen ASA	3,283	11,644
XXL ASA (d)	8,237	25,110
Yara International ASA	18,836	849,508

TOTAL NORWAY		14,340,610

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	40,683
Habib Bank Ltd.	43,900	39,557
Hub Power Co. Ltd.	17,200	8,998
Hub Power Co. Ltd. rights (a)	2,081	352
MCB Bank Ltd.	28,400	38,182
National Bank of Pakistan (a)	186,000	52,048
Oil & Gas Development Co. Ltd.	34,300	34,174
Pakistan Oilfields Ltd.	50,950	153,059
Pakistan State Oil Co. Ltd.	55,396	76,147
United Bank Ltd.	39,600	41,455

TOTAL PAKISTAN		484,655

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	128,436	704,409
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	20,779	336,828
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	165,400	177,671
Aboitiz Power Corp.	140,300	102,189
Alliance Global Group, Inc.	753,300	217,723
Ayala Corp.	27,805	485,621
Ayala Land, Inc.	817,000	772,646
Bank of the Philippine Islands (BPI)	91,244	149,576
BDO Unibank, Inc.	236,643	612,638
Bloomberry Resorts Corp.	351,100	86,418
Cebu Air, Inc.	5,790	9,173
Cosco Capital, Inc.	9,000	1,299
D&L Industries, Inc.	313,200	66,077
DMCI Holdings, Inc.	485,800	104,744
DoubleDragon Properties Corp.	7,760	3,778
Filinvest Land, Inc.	24,000	714
First Gen Corp.	9,200	3,928
Globe Telecom, Inc.	2,120	72,906
GT Capital Holdings, Inc.	8,815	147,314
International Container Terminal Services, Inc.	145,860	356,478
JG Summit Holdings, Inc.	314,460	400,973
Jollibee Food Corp.	42,610	250,754
Manila Electric Co.	22,440	166,913
Manila Water Co., Inc.	38,600	16,854
Megaworld Corp.	1,235,000	133,617
Metro Pacific Investments Corp.	1,211,600	106,975
Metropolitan Bank & Trust Co.	172,281	247,138
Philippine Long Distance Telephone Co.	7,620	180,989
Robinsons Land Corp.	137,056	64,874
Security Bank Corp.	13,030	45,313
SM Investments Corp.	24,340	446,735
SM Prime Holdings, Inc.	1,057,100	846,538
Universal Robina Corp.	72,050	212,002
Vista Land & Lifescapes, Inc.	754,300	106,529

TOTAL PHILIPPINES		6,597,097

Poland - 0.3%
Alior Bank SA (a)	9,906	152,033
Asseco Poland SA	7,520	104,295
Bank Handlowy w Warszawie SA	3,034	49,383
Bank Millennium SA (a)	81,895	206,696
Bank Polska Kasa Opieki SA	17,344	516,038
Bank Zachodni WBK SA	3,684	382,528
BRE Bank SA	1,819	210,867
Budimex SA	886	34,175
CD Projekt RED SA	6,973	392,128
Ciech SA	399	4,996
Cyfrowy Polsat SA (a)	22,762	157,844
Dino Polska SA (a)(d)	6,357	211,265
ENEA SA (a)	14,840	29,708
Energa SA (a)	14,234	27,936
Eurocash SA	19,858	112,763
Grupa Lotos SA	9,926	216,003
Jastrzebska Spolka Weglowa SA (a)	5,055	76,788
KGHM Polska Miedz SA (Bearer) (a)	14,855	399,806
Kruk SA	919	41,724
LPP SA	118	264,473
NG2 SA	2,770	150,335
PKP Cargo SA (a)	2,161	25,221
Polish Oil & Gas Co. SA	183,762	278,905
Polska Grupa Energetyczna SA (a)	102,536	255,438
Polski Koncern Naftowy Orlen SA	29,044	744,217
Powszechna Kasa Oszczednosci Bank SA	86,887	892,186
Powszechny Zaklad Ubezpieczen SA	62,029	681,735
Tauron Polska Energia SA (a)	68,381	30,992
Telekomunikacja Polska SA (a)	39,036	50,421
Warsaw Stock Exchange	1,335	14,533
Zaklady Azotowe w Tarnowie-Moscicach SA	3,442	37,289

TOTAL POLAND		6,752,721

Portugal - 0.1%
Altri SGPS SA	5,601	43,880
Banco Comercial Portugues SA (Reg.) (a)	1,468,771	412,008
Corticeira Amorim SGPS SA	7,280	87,695
CTT Correios de Portugal SA	8,784	24,886
Energias de Portugal SA	249,597	945,944
Galp Energia SGPS SA Class B	57,769	969,962
Jeronimo Martins SGPS SA	30,992	504,724
NOS SGPS SA	16,243	109,036
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	95,188
REN - Redes Energeticas Nacionais SGPS SA	48,268	138,050
Sonae SGPS SA	203,612	227,001

TOTAL PORTUGAL		3,558,374

Qatar - 0.2%
Barwa Real Estate Co. (a)	16,543	157,717
Doha Bank (a)	11,521	68,669
Ezdan Holding Group (a)	101,414	298,330
Gulf Warehousing Co. (a)	4,339	54,238
Industries Qatar QSC (a)	20,667	686,866
Masraf al Rayan (a)	33,155	330,571
Medicare Group	2,883	49,492
Qatar Electricity & Water Co. (a)	5,383	246,902
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	23,350	137,377
Qatar Insurance Co. SAQ (a)	22,622	238,166
Qatar Islamic Bank (a)	11,242	514,740
Qatar National Bank SAQ (a)	44,844	2,414,056
Qatar National Cement Co. QSC (a)	53	987
Qatar Navigation QPSC	4,853	90,109
Qatar Telecom (Qtel) Q.S.C. (a)	7,536	134,544
The Commercial Bank of Qatar (a)	20,665	288,910
United Development Co. (a)	43,829	162,519
Vodafone Qatar QSC (a)	25,104	53,232

TOTAL QATAR		5,927,425

Russia - 0.8%
Aeroflot - Russian Airlines	63,269	94,253
Alrosa Co. Ltd.	297,243	433,202
Credit Bank of Moscow (a)	1,200,400	110,096
Gazprom OAO	1,051,231	2,671,419
Inter Rao Ues JSC	2,893,773	175,445
Lukoil PJSC	48,366	4,127,434
Magnit OJSC GDR (Reg. S)	42,612	607,647
Magnitogorsk Iron & Steel Works PJSC	183,600	125,512
Mechel Steel Group OAO sponsored ADR (a)	13,492	28,333
MMC Norilsk Nickel PJSC	6,270	1,390,807
Mobile TeleSystems OJSC sponsored ADR	59,415	468,190
Moscow Exchange MICEX-RTS OAO	209,074	294,421
Mosenergo PJSC	337,078	11,660
NOVATEK OAO GDR (Reg. S)	8,763	1,688,630
Novolipetsk Steel OJSC	120,881	319,888
PhosAgro OJSC GDR (Reg. S)	17,450	219,696
Polyus PJSC	3,012	234,671
Rosneft Oil Co. OJSC	105,746	701,307
RusHydro PJSC rights (a)	209,433	0
SAFMAR Financial Investments PJSC	6,590	48,944
Sberbank of Russia	1,094,923	3,835,904
Severstal PAO	22,033	356,174
Sistema JSFC sponsored GDR	4,633	12,194
Surgutneftegas OJSC	320,186	121,649
Tatneft PAO	158,627	1,858,443
TMK OAO GDR (Reg. S)	2,884	10,555
VTB Bank OJSC (a)	263,487,980	144,670

TOTAL RUSSIA		20,091,144

Singapore - 0.9%
Accordia Golf Trust	13,000	5,783
Ascendas Hospitality Trust unit	11,400	7,795
Ascendas Real Estate Investment Trust	273,100	602,382
Ascott Residence Trust	83,171	73,381
Asian Pay Television Trust	50,400	6,448
Best World International Ltd. (c)	50,000	59,554
BOC Aviation Ltd. Class A (d)	19,200	165,205
Cache Logistics Trust	48,292	26,985
CapitaCommercial Trust (REIT)	323,389	461,271
CapitaLand Ltd.	227,100	589,415
CapitaMall Trust	245,400	436,636
CapitaRetail China Trust	60,241	66,880
CDL Hospitality Trusts unit	39,800	46,820
City Developments Ltd.	73,900	485,748
ComfortDelgro Corp. Ltd.	278,200	550,223
DBS Group Holdings Ltd.	176,466	3,665,293
ESR (REIT)	347,526	135,423
Ezion Holdings Ltd. warrants 4/6/23 (a)	30,780	35
Far East Hospitality Trust unit	12,958	6,288
First (REIT)	8,466	6,038
First Resources Ltd.	20,200	27,179
Frasers Centrepoint Trust	115,000	202,081
Frasers Commercial Trust	100,504	109,364
Frasers Logistics & Industrial Trust	138,820	120,438
Hutchison Port Holdings Trust	671,800	157,873
Jardine Cycle & Carriage Ltd.	14,000	365,620
K-REIT Asia	269,294	241,555
Keppel Corp. Ltd.	135,300	673,466
Keppel DC (REIT)	178,800	198,506
Keppel Infrastructure Trust	248,643	86,836
Lippo Malls Indonesia Retail Trust	147,100	23,253
Macquarie MEAG Prime (REIT)	158,200	88,399
Manulife U.S. REIT	222,100	193,227
Mapletree Commercial Trust	222,423	315,621
Mapletree Greater China Commercial Trust	234,200	234,183
Mapletree Industrial (REIT)	178,778	270,776
Mapletree Logistics Trust (REIT)	380,722	414,285
NetLink NBN Trust	236,369	144,244
OUE Hospitality Trust	14,400	7,570
Oue Ltd.	6,100	7,894
Oversea-Chinese Banking Corp. Ltd.	320,227	2,848,869
Parkway Life REIT	73,500	156,176
Raffles Medical Group Ltd.	66,330	52,670
Rht Health Trust	35,300	467
Sembcorp Industries Ltd.	100,700	196,943
Sembcorp Marine Ltd.	26,000	32,689
Sheng Siong Group Ltd.	9,400	7,119
SIIC Environment Holdings Ltd.	4,900	1,117
Singapore Airlines Ltd.	45,900	326,676
Singapore Airport Terminal Service Ltd.	113,300	435,673
Singapore Exchange Ltd.	89,200	484,006
Singapore Post Ltd.	76,300	58,343
Singapore Press Holdings Ltd.	177,700	327,937
Singapore Technologies Engineering Ltd.	192,000	559,018
Singapore Telecommunications Ltd.	799,600	1,863,637
SPH REIT	3,000	2,272
StarHub Ltd.	59,300	67,580
Suntec (REIT)	302,200	411,051
United Engineers Ltd.	15,800	29,390
United Overseas Bank Ltd.	133,014	2,721,697
UOL Group Ltd.	38,631	215,295
Venture Corp. Ltd.	31,200	389,283
Wilmar International Ltd.	201,000	537,931
Wing Tai Holdings Ltd.	6,800	10,249
Yangzijiang Shipbuilding Holdings Ltd.	294,800	340,296
Yanlord Land Group Ltd.	140,900	151,249
Yoma Strategic Holdings Ltd.	99,600	23,800

TOTAL SINGAPORE		23,531,406

South Africa - 1.4%
Advtech Ltd.	4,172	3,963
Aeci Ltd.	3,629	24,311
African Rainbow Minerals Ltd.	10,346	122,995
Alexander Forbes Group Holdings Ltd.	5,905	2,241
Anglo American Platinum Ltd.	4,883	246,444
AngloGold Ashanti Ltd.	43,314	515,344
Ascendis Health Ltd. (a)	1,377	426
Aspen Pharmacare Holdings Ltd.	52,102	374,785
Astral Foods Ltd.	2,806	35,700
Attacq Ltd.	33,527	32,812
AVI Ltd.	45,897	294,986
Barclays Africa Group Ltd.	73,869	848,215
Barloworld Ltd.	16,590	147,576
Bidcorp Ltd.	32,233	680,645
Bidvest Group Ltd.	39,361	597,363
Blue Label Telecoms Ltd. (a)	2,242	771
Capitec Bank Holdings Ltd.	4,286	400,493
Cashbuild Ltd.	1,224	22,552
City Lodge Hotels Ltd.	140	1,174
Clicks Group Ltd.	22,134	302,743
Coronation Fund Managers Ltd.	6,216	22,218
Curro Holdings Ltd.	7,456	13,937
DataTec Ltd. (a)	7,047	16,089
Delta Property Fund Ltd.	4,207	641
Dis-Chem Pharmacies Pty Ltd. (d)	10,513	19,828
Discovery Ltd.	37,272	375,352
Emira Property Fund Ltd.	40,873	40,659
EOH Holdings Ltd. (a)	4,397	6,277
Exxaro Resources Ltd.	33,546	383,018
Famous Brands Ltd. (a)	6,133	36,091
FirstRand Ltd.	347,189	1,648,207
Fortress (REIT) Ltd.:
Class A	101,302	136,462
Class B	33,600	25,508
Foschini Ltd.	17,325	223,766
Gold Fields Ltd.	90,726	341,920
Grindrod Ltd. (a)	13,572	7,286
Growthpoint Properties Ltd.	325,753	566,567
Harmony Gold Mining Co. Ltd. (a)	41,942	71,859
Hosken Consolidated Investment Ltd.	537	4,167
Hyprop Investments Ltd.	19,563	95,729
Impala Platinum Holdings Ltd. (a)	70,598	282,589
Imperial Holdings Ltd.	12,136	52,939
Investec Ltd.	47,143	301,050
Invicta Holdings Ltd.	553	1,038
JSE Ltd.	2,784	26,991
KAP Industrial Holdings Ltd.	368,967	189,578
Kumba Iron Ore Ltd.	5,610	168,104
Liberty Holdings Ltd.	7,641	55,284
Life Healthcare Group Holdings Ltd.	99,601	181,378
Massmart Holdings Ltd.	5,344	35,198
MMI Holdings Ltd. (a)	230,389	287,483
Mondi Ltd.	13,930	307,025
Motus Holdings Ltd.	12,136	75,293
Mr Price Group Ltd.	31,427	475,920
MTN Group Ltd.	167,364	1,209,396
MultiChoice Group Ltd. (a)	45,479	408,373
Murray & Roberts Holdings Ltd.	6,685	7,127
Nampak Ltd. (a)	20,838	15,295
Naspers Ltd. Class N	44,604	11,474,403
Nedbank Group Ltd.	43,300	805,341
Netcare Ltd.	129,762	217,525
Northam Platinum Ltd. (a)	36,566	152,348
Oceana Group Ltd.	6,380	31,220
Old Mutual Ltd.	532,482	855,768
Omnia Holdings Ltd.	834	3,393
Peregrine Holdings Ltd.	1,032	1,397
Pick 'n Pay Stores Ltd.	24,863	120,569
Pioneer Foods Ltd.	15,497	93,361
Pretoria Portland Cement Co. Ltd. (a)	181,818	63,423
PSG Group Ltd.	23,853	442,010
Rand Merchant Insurance Holdings Ltd.	111,637	270,254
Rebosis Property Fund Ltd.	1,887	171
Redefine Properties Ltd.	643,220	442,902
Remgro Ltd.	50,750	688,788
Resilient Property Income Fund Ltd.	13,266	52,656
Reunert Ltd.	37,499	203,184
RMB Holdings Ltd.	73,690	430,034
SA Corporate Real Estate Fund	131,416	32,613
Sanlam Ltd.	197,378	1,055,534
Sappi Ltd.	45,773	218,162
Sasol Ltd.	57,223	1,898,455
Shoprite Holdings Ltd.	41,351	498,178
Sibanye-Stillwater (a)	178,251	167,597
Spar Group Ltd.	22,842	309,776
Standard Bank Group Ltd.	126,969	1,766,294
Sun International Ltd. (a)	7,633	29,289
Super Group Ltd. (a)	46,976	120,519
Telkom SA Ltd.	31,256	185,264
Tiger Brands Ltd.	23,476	407,732
Tongaat Hulett Ltd.	13,023	19,509
Truworths International Ltd.	70,731	373,754
Tsogo Sun Holdings Ltd.	16,839	25,332
Vodacom Group Ltd.	70,453	567,958
Vukile Property Fund Ltd.	82,348	118,298
Wilson Bayly Holmes-Ovcon Ltd.	1,650	13,033
Woolworths Holdings Ltd.	144,593	482,246
Zeder Investments Ltd.	90,708	27,330

TOTAL SOUTH AFRICA		37,436,801

Spain - 1.9%
Acerinox SA	21,073	219,195
ACS Actividades de Construccion y Servicios SA	25,663	1,180,144
Aedas Homes SAU (a)(d)	8,016	199,595
Aena Sme SA (d)	6,745	1,250,905
Almirall SA	4,515	72,719
Amadeus IT Holding SA Class A	43,896	3,491,658
Applus Services SA	27,378	343,306
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	42,913
Azucarera Ebro Agricolas SA	7,600	160,254
Banco Bilbao Vizcaya Argentaria SA	689,429	4,192,314
Banco de Sabadell SA	566,169	657,876
Banco Santander SA (Spain)	1,656,309	8,381,087
Bankia SA	115,813	320,193
Bankinter SA	90,194	720,068
Bolsas Y Mercados Espanoles	10,015	283,966
CaixaBank SA	362,004	1,153,886
Catalana Occidente SA	3,461	130,819
Cellnex Telecom SA (d)	21,197	651,898
Cemex Latam Holdings SA (a)	16,652	25,082
Cie Automotive SA	12,999	362,451
Compania de Distribucion Integral Logista Holdings SA	4,137	98,091
Construcciones y Auxiliar de Ferrocarriles	2,258	106,368
Corporacion Financiera Alba SA	954	49,113
Distribuidora Internacional de Alimentacion SA	26,787	18,658
Enagas SA	22,762	648,458
Ence Energia y Celulosa SA	27,851	149,691
Endesa SA	28,161	701,511
Euskaltel, S.A. (d)	11,343	106,613
Faes Farma SA	21,909	100,504
Ferrovial SA	48,426	1,192,749
Fluidra SA (a)	5,840	63,864
Fomento Construcciones y Contratas SA (FOCSA) (a)	6,812	83,433
Gas Natural SDG SA	29,223	829,901
Gestamp Automocion SA (d)	10,749	68,539
Global Dominion Access SA (a)(d)	14,952	79,826
Grifols SA	32,343	897,466
Grupo Acciona SA	2,442	282,933
Iberdrola SA	597,894	5,433,298
Inditex SA	111,747	3,380,297
Indra Sistemas SA (a)	12,581	148,164
Inmobiliaria Colonial SA	28,770	309,616
Lar Espana Real Estate Socimi SA	11,103	87,047
Liberbank SA	155,645	68,851
MAPFRE SA (Reg.)	118,858	356,607
Masmovil Ibercom SA (a)	6,197	135,814
Mediaset Espana Comunicacion SA	15,993	123,770
Melia Hotels International SA	30,148	298,578
Merlin Properties Socimi SA	40,742	555,209
Metrovacesa SA (a)(d)	6,030	69,661
Miquel y Costas & Miquel SA	842	14,921
Neinor Homes SLU (a)(d)	5,757	65,539
Obrascon Huarte Lain SA (b)	18,317	22,363
Prosegur Compania de Seguridad SA (Reg.)	24,923	129,649
Red Electrica Corporacion SA	44,321	919,832
Repsol SA	133,166	2,259,653
Sacyr SA	55,034	134,686
Siemens Gamesa Renewable Energy SA	25,470	456,789
Talgo SA (a)(d)	5,549	36,596
Tecnicas Reunidas SA	6,816	203,352
Telefonica SA	478,868	3,992,489
Tubacex SA	2,062	6,406
Unicaja Banco SA (d)	58,447	67,127
Viscofan Envolturas Celulosicas SA	3,887	233,460
Zardoya Otis SA	18,427	148,808

TOTAL SPAIN		48,976,629

Sweden - 1.9%
AarhusKarlshamn AB	16,166	262,757
AcadeMedia AB (a)(d)	27,609	157,109
AF Poyry AB (B Shares)	8,821	164,565
Alfa Laval AB	29,517	685,139
Alimak Group AB (d)	5,181	86,903
Arjo AB	13,218	49,068
ASSA ABLOY AB (B Shares)	101,760	2,175,381
Atlas Copco AB:
(A Shares)	64,003	1,997,809
(B Shares)	42,342	1,205,992
Attendo AB (d)	7,307	39,815
Avanza Bank Holding AB	13,885	111,213
Axfood AB	15,862	291,156
Betsson AB (B Shares)	11,155	84,675
Bilia AB (A Shares)	6,304	54,101
Billerud AB	15,856	215,544
BioGaia AB	893	43,320
Biotage AB Class A	4,743	64,365
Boliden AB	28,701	854,140
Bonava AB	7,577	96,490
Bravida AB (d)	27,164	237,918
Bure Equity AB	2,033	37,795
Castellum AB	27,027	485,931
Cellavision AB	3,789	126,770
Clas Ohlson AB (B Shares)	2,193	18,219
Cloetta AB	13,927	42,537
D. Carnegie & Co. AB (a)	1,489	28,162
Dios Fastigheter AB	5,457	38,848
Dometic Group AB (d)	30,821	281,573
Dustin Group AB (d)	1,921	17,218
Electrolux AB (B Shares)	25,573	626,751
Elekta AB (B Shares)	39,010	462,697
Eltel AB (a)(d)	3,974	7,930
Epiroc AB:
Class A	50,325	520,240
Class B	52,918	523,664
Essity AB Class B	60,402	1,790,975
Evolution Gaming Group AB (d)	2,856	293,224
Fabege AB	28,270	392,661
Fastighets AB Balder (a)	9,916	313,672
Getinge AB (B Shares)	24,257	341,762
Granges AB	3,812	41,389
H&M Hennes & Mauritz AB (B Shares)	86,445	1,508,374
Haldex AB	927	7,128
Hansa Medical AB (a)	1,570	30,303
Hemfosa Fastigheter AB	10,982	90,880
Hexagon AB (B Shares)	26,165	1,429,452
HEXPOL AB (B Shares)	41,986	327,954
Hoist Finance AB (d)	6,041	27,492
Holmen AB (B Shares)	13,450	282,854
Hufvudstaden AB Series A	16,525	275,360
Husqvarna AB (B Shares)	35,139	320,833
ICA Gruppen AB	8,347	302,032
Industrivarden AB (C Shares)	14,791	332,866
Indutrade AB	13,155	402,211
Intrum Justitia AB (b)	7,404	188,538
Investment AB Oresund	5,819	79,387
Investor AB (B Shares)	40,224	1,918,351
Inwido AB	1,240	8,185
JM AB (B Shares)	4,196	79,926
Karo Bio AB	16,144	64,918
Kinnevik AB (B Shares)	27,710	807,507
Klovern AB (B Shares)	27,231	36,855
Kungsleden AB	13,492	102,514
LeoVegas AB (d)	1,894	5,166
Lindab International AB	3,236	36,502
Loomis AB (B Shares)	10,852	401,495
Lundbergfoeretagen AB	5,267	180,142
Lundin Petroleum AB	20,347	662,625
Mekonomen AB	3,273	24,037
Modern Times Group MTG AB (B Shares)	8,438	109,019
Mycronic AB	12,357	173,487
NCC AB Series B	7,552	124,869
Net Entertainment NE AB	13,480	42,842
New Wave Group AB (B Shares)	582	4,191
Nibe Industrier AB (B Shares)	36,906	496,197
Nobia AB	5,154	32,387
Nobina AB (d)	11,963	76,811
Nolato AB Series B	1,115	51,749
Nordic Entertainment Group AB Class B (a)	8,438	216,087
Nordnet AB Class B (a)(c)	492	0
Nyfosa AB (a)	10,982	65,660
Pandox AB	20,528	352,258
Peab AB	27,341	250,088
Probi AB (a)	251	9,779
Ratos AB (B Shares)	20,802	47,255
RaySearch Laboratories AB (a)	398	5,058
Recipharm AB	2,999	42,902
Resurs Holding AB (d)	24,498	151,653
Saab AB (B Shares)	6,862	225,896
Sandvik AB	111,836	2,071,022
SAS AB (a)	22,547	41,122
Scandic Hotels Group AB (d)	5,491	51,116
Securitas AB (B Shares)	35,997	629,463
Skandinaviska Enskilda Banken AB (A Shares)	169,986	1,622,959
Skanska AB (B Shares)	36,635	637,969
SKF AB (B Shares)	42,054	780,605
SkiStar AB	1,558	18,841
SSAB Svenskt Stal AB:
(A Shares)	69,911	264,127
(B Shares)	42,341	136,542
Svenska Cellulosa AB (SCA) (B Shares)	68,190	595,289
Svenska Handelsbanken AB (A Shares)	153,528	1,677,001
Sweco AB (B Shares)	9,232	235,625
Swedbank AB (A Shares)	94,329	1,541,262
Swedish Match Co. AB	18,098	882,451
Swedish Orphan Biovitrum AB (a)	15,819	288,644
Tele2 AB (B Shares)	52,525	701,710
Telefonaktiebolaget LM Ericsson (B Shares)	315,611	3,122,080
TeliaSonera AB	277,494	1,182,271
Thule Group AB (d)	9,227	214,951
Tobii AB (a)	2,177	8,031
Trelleborg AB (B Shares)	33,175	548,674
Vitrolife AB	6,709	141,242
Volvo AB (B Shares)	152,448	2,443,198
Wallenstam AB (B Shares)	13,575	130,641
Wihlborgs Fastigheter AB	23,078	307,045

TOTAL SWEDEN		47,955,434

Switzerland - 5.2%
ABB Ltd. (Reg.)	189,089	3,889,319
Adecco SA (Reg.)	14,810	850,563
AFG Arbonia-Forster-Holding AG	7,452	80,448
Alcon, Inc. (a)	40,834	2,351,577
Allreal Holding AG	1,268	202,342
ALSO Holding AG	335	42,083
APG SGA SA	197	56,454
Aryzta AG (a)	94,558	141,380
Ascom Holding AG (Reg.)	772	10,516
Autoneum Holding AG	113	14,960
Bachem Holding AG:
rights 5/6/19 (a)	167	1,639
(B Shares)	167	21,306
Baloise Holdings AG	5,498	942,098
Banque Cantonale Vaudoise	189	149,130
Barry Callebaut AG	237	434,017
Basilea Pharmaceutica AG (a)	172	7,545
Bell AG	352	101,218
BKW AG	4,088	260,377
Bobst Group SA	285	20,474
Bossard Holding AG	776	126,268
Bucher Industries AG	400	135,905
Burckhardt Compression Holding AG	468	141,234
Burkhalter Holding AG	381	29,277
Cembra Money Bank AG	2,309	214,256
CEVA Logistics AG	3,089	90,947
Clariant AG (Reg.)	23,985	492,905
Coca-Cola HBC AG	20,161	720,607
Comet Holding AG	480	47,578
Compagnie Financiere Richemont SA Series A	54,597	3,991,169
Credit Suisse Group AG	275,551	3,664,524
Daetwyler Holdings AG (a)	793	122,964
Dufry AG	5,677	554,579
EFG International	3,288	24,685
Emmi AG	326	287,144
Ems-Chemie Holding AG	730	442,033
Flughafen Zuerich AG	2,004	330,017
Forbo Holding AG (Reg.)	197	316,491
Galenica AG	6,305	824,207
Galenica Sante Ltd. (d)	6,916	352,604
GAM Holding Ltd.	10,183	42,173
Geberit AG (Reg.)	3,739	1,567,962
Georg Fischer AG (Reg.)	553	537,288
Givaudan SA	924	2,393,087
Helvetia Holding AG (Reg.)	768	488,032
Huber+Suhner AG	2,524	201,633
Idorsia Ltd. (a)	5,009	99,005
Implenia AG	604	18,980
INFICON Holding AG	332	186,535
Interroll Holding AG	54	117,916
Intershop Holding AG	12	5,877
Julius Baer Group Ltd.	21,234	1,025,706
Kaba Holding AG (B Shares) (Reg.)	396	298,861
Kardex AG	862	133,663
Komax Holding AG (Reg.)	349	80,010
Kudelski SA (Bearer)	453	2,885
Kuehne & Nagel International AG	5,065	735,927
Lafargeholcim Ltd. (Reg.)	47,306	2,431,806
Landis+Gyr Group AG	3,854	268,923
LEM Holding SA	112	153,224
Leonteq AG (a)	538	21,130
Lindt & Spruengli AG	9	682,762
Lindt & Spruengli AG (participation certificate)	121	804,529
Logitech International SA (Reg.)	19,746	772,050
Lonza Group AG	7,720	2,384,162
Meyer Burger Technology AG (a)	17,793	12,215
Mobimo Holding AG	983	226,709
Nestle SA (Reg. S)	306,241	29,484,119
Novartis AG	218,991	17,944,144
OC Oerlikon Corp. AG (Reg.)	40,401	527,340
Oriflame Holding AG	7,846	161,834
Orior AG	98	7,483
Panalpina Welttransport Holding AG	1,134	243,505
Pargesa Holding SA	6,263	492,951
Partners Group Holding AG	1,707	1,285,925
PSP Swiss Property AG	4,714	481,138
Rieter Holding AG (Reg.)	147	21,294
Roche Holding AG (participation certificate)	70,873	18,700,788
Schindler Holding AG:
(participation certificate)	3,732	805,038
(Reg.)	2,040	433,246
Schmolz & Bickenbach AG (a)	6,294	2,903
Schweiter Technologies AG	130	126,179
SFS Group AG	3,420	315,837
SGS SA (Reg.)	523	1,379,962
Siegfried Holding AG	809	306,863
Sika AG	12,764	1,954,153
Sonova Holding AG Class B	5,583	1,125,969
St.Galler Kantonalbank AG	93	42,121
Straumann Holding AG	1,010	815,375
Sulzer AG (Reg.)	4,281	450,808
Sunrise Communications Group AG (d)	4,439	294,714
Swatch Group AG (Bearer)	2,738	836,219
Swatch Group AG (Bearer) (Reg.)	10,217	599,614
Swiss Life Holding AG	3,414	1,605,228
Swiss Prime Site AG	8,804	706,774
Swiss Re Ltd.	30,125	2,899,119
Swisscom AG	2,683	1,249,934
Tecan Group AG	885	199,417
Temenos Group AG	6,432	1,069,317
u-blox Holding AG	486	40,733
UBS Group AG	401,469	5,384,046
Valiant Holding AG	1,501	168,226
Valora Holding AG	884	225,132
VAT Group AG (d)	3,425	425,205
Vontobel Holdings AG	1,913	112,739
VZ Holding AG	73	17,839
Ypsomed Holding AG	367	48,119
Zehnder Group AG	53	1,826
Zur Rose Group AG (a)	867	82,024
Zurich Insurance Group Ltd.	14,418	4,597,290
ZZ Holding AG	120	103,518

TOTAL SWITZERLAND		135,955,898

Taiwan - 2.9%
A-DATA Technology Co. Ltd.	1,000	1,618
Accton Technology Corp.	47,000	199,243
Acer, Inc.	449,000	304,399
Advanced Ceramic X Corp.	1,000	10,032
Advantech Co. Ltd.	51,499	416,632
AmTRAN Technology Co. Ltd. (a)	4,000	1,547
ASE Technology Holding Co. Ltd.	339,718	789,115
Asia Cement Corp.	279,000	376,942
Asia Optical Co., Inc.	6,000	17,145
Asia Pacific Telecom Co. Ltd. (a)	262,000	68,506
ASMedia Technology, Inc.	6,000	103,683
ASPEED Tech, Inc.	1,000	20,775
ASUSTeK Computer, Inc.	71,000	542,230
AU Optronics Corp.	1,138,000	406,980
Bank of Kaohsiung Co. Ltd.	15,272	4,774
Capital Securities Corp.	7,490	2,254
Catcher Technology Co. Ltd.	66,000	522,199
Cathay Financial Holding Co. Ltd.	800,000	1,157,207
Center Laboratories, Inc.	74,000	187,981
Chang Hwa Commercial Bank	404,198	241,980
Cheng Loong Corp.	28,000	17,895
Cheng Shin Rubber Industry Co. Ltd.	267,000	356,409
Cheng Uei Precision Industries Co. Ltd.	3,000	3,641
Chicony Electronics Co. Ltd.	134,125	330,299
Chilisin Electronics Corp.	9,958	31,644
Chin-Poon Industrial Co. Ltd.	6,000	7,456
China Airlines Ltd.	177,000	56,132
China Bills Finance Corp.	4,000	1,909
China Development Finance Holding Corp.	2,054,000	661,358
China Life Insurance Co. Ltd.	476,569	396,344
China Motor Co. Ltd. (a)	3,000	2,694
China Petrochemical Development Corp. (a)	207,000	78,039
China Steel Chemical Corp.	1,000	4,352
China Steel Corp.	1,224,000	988,247
China Synthetic Rubber Corp.	207,398	281,882
Chinatrust Financial Holding Co. Ltd.	1,810,960	1,239,460
Chipbond Technology Corp.	99,000	224,257
Chroma ATE, Inc.	40,000	190,926
Chunghwa Telecom Co. Ltd.	382,000	1,376,003
Clevo Co. Ltd.	2,000	1,903
Compal Electronics, Inc.	774,000	499,686
Compeq Manufacturing Co. Ltd.	40,000	33,072
Coretronic Corp.	14,000	21,701
CTCI Corp.	58,000	89,904
Cub Elecparts, Inc.	2,484	22,065
Delta Electronics, Inc.	213,000	1,120,073
E Ink Holdings, Inc.	57,000	68,156
E.SUN Financial Holdings Co. Ltd.	995,322	816,498
ECLAT Textile Co. Ltd.	14,060	200,194
Elan Microelectronics Corp.	31,500	85,218
Elite Material Co. Ltd.	34,000	109,145
eMemory Technology, Inc.	6,000	74,850
Ennoconn Corp.	1,062	9,348
EPISTAR Corp.	118,000	103,100
Eternal Materials Co. Ltd.	10,291	8,509
EVA Airways Corp.	377,769	185,205
Evergreen Marine Corp. (Taiwan)	103,840	45,532
Everlight Electronics Co. Ltd.	11,000	10,999
Far Eastern Department Stores Co. Ltd.	5,000	2,654
Far Eastern International Bank	53,670	19,973
Far Eastern Textile Ltd.	290,000	316,258
Far EasTone Telecommunications Co. Ltd.	148,000	363,032
Farglory Land Development Co. Ltd.	10,000	12,345
Feng Hsin Iron & Steel Co.	17,000	33,448
Feng Tay Enterprise Co. Ltd.	30,120	244,161
Firich Enterprise Co. Ltd.	1,060	1,451
First Financial Holding Co. Ltd.	892,480	636,826
FLEXium Interconnect, Inc.	20,940	65,662
Formosa Chemicals & Fibre Corp.	343,000	1,232,056
Formosa Petrochemical Corp.	112,000	414,989
Formosa Plastics Corp.	435,000	1,576,597
Formosa Taffeta Co. Ltd.	92,000	110,899
Foxconn Technology Co. Ltd.	167,010	373,992
Fubon Financial Holding Co. Ltd.	659,000	972,442
Genius Electronic Optical Co. Ltd.	10,000	127,985
Getac Technology Corp.	2,000	3,006
Giant Manufacturing Co. Ltd.	50,000	381,043
Giga-Byte Technology Co. Ltd.	36,000	57,841
Global Unichip Corp.	3,000	22,037
GlobalWafers Co. Ltd.	20,000	218,109
Grand Pacific Petrochemical Corp.	41,000	28,194
Grape King Bio Ltd.	7,000	48,589
Great Wall Enterprise Co. Ltd.	127,140	144,412
Greatek Electronics, Inc.	9,000	12,451
HannStar Display Corp.	76,000	19,651
Highwealth Construction Corp.	225,000	360,050
HIWIN Technologies Corp.	22,791	216,464
Holystone Enterprise Co. Ltd.	9,000	29,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,350,600	3,798,043
Hota Industrial Manufacturing Co. Ltd.	31,063	113,086
Hotai Motor Co. Ltd.	37,000	559,155
HTC Corp. (a)	49,000	66,281
Hua Nan Financial Holdings Co. Ltd.	916,474	599,080
Huaku Development Co. Ltd.	1,000	2,531
Innolux Corp.	1,005,000	321,969
International Games Systems Co. Ltd.	1,000	8,284
Inventec Corp.	347,000	278,480
ITEQ Corp.	37,000	121,529
Kenda Rubber Industrial Co. Ltd.	12,060	11,767
King Slide Works Co. Ltd.	1,000	10,501
King Yuan Electronics Co. Ltd.	200,000	185,101
King's Town Bank	111,000	118,716
Kinpo Electronics, Inc.	6,000	2,136
Kinsus Interconnect Technology Corp.	2,000	3,016
LandMark Optoelectronics Corp.	4,000	35,726
Largan Precision Co. Ltd.	10,000	1,504,757
Lien Hwa Industrial Corp.	60,667	66,553
Lite-On Technology Corp.	308,009	434,075
Long Chen Paper Co. Ltd.	49,292	28,871
Macronix International Co. Ltd.	246,380	190,952
Makalot Industrial Co. Ltd.	20,000	137,855
MediaTek, Inc.	166,000	1,587,373
Mega Financial Holding Co. Ltd.	1,095,000	1,050,636
Mercuries Life Insurance Co. Ltd. (a)	146,526	52,632
Merida Industry Co. Ltd.	36,000	209,695
Merry Electronics Co. Ltd.	13,209	76,086
Micro-Star International Co. Ltd.	102,000	282,545
MiTAC Holdings Corp.	5,748	5,952
Namchow Chemical Industrial Co. Ltd.	1,000	1,725
Nan Ya Plastics Corp.	528,000	1,334,438
Nankang Rubber Tire Co. Ltd.	78,000	89,353
Nanya Technology Corp.	152,000	321,688
Nien Made Enterprise Co. Ltd.	24,000	187,949
Novatek Microelectronics Corp.	57,000	371,675
OBI Pharma, Inc. (a)	6,000	30,192
OBI Pharma, Inc. rights 6/10/19 (a)	389	258
Oriental Union Chemical Corp.	4,000	3,365
PChome Online, Inc. (a)	6,062	25,796
Pegatron Corp.	253,000	477,312
PharmaEngine, Inc.	1,199	4,132
PharmaEssentia Corp. (a)	46,000	212,866
Phison Electronics Corp.	37,000	347,825
Pou Chen Corp.	192,000	233,305
Powertech Technology, Inc.	132,000	328,911
Poya International Co. Ltd.	1,010	12,240
President Chain Store Corp.	53,000	493,949
Primax Electronics Ltd.	15,000	30,678
Prince Housing & Development Corp.	6,000	2,165
Qisda Corp.	546,000	347,191
Quanta Computer, Inc.	343,000	657,097
Radiant Opto-Electronics Corp.	32,000	107,695
Realtek Semiconductor Corp.	39,000	263,769
Ritek Corp. (a)	78,497	26,164
Ruentex Development Co. Ltd.	216,000	296,369
Ruentex Industries Ltd.	46,000	109,857
SerComm Corp.	28,000	61,614
Shin Kong Financial Holding Co. Ltd.	1,537,982	434,987
Shin Zu Shing Co. Ltd.	1,000	3,802
Shinkong Insurance Co. Ltd.	2,000	2,511
Simplo Technology Co. Ltd.	33,000	279,788
SINBON Electronics Co. Ltd.	1,000	3,527
Sino-American Silicon Products, Inc.	91,000	196,712
Sinopac Holdings Co.	1,111,495	428,024
St.Shine Optical Co. Ltd.	3,000	55,919
Standard Foods Corp.	41,714	73,838
Synnex Technology International Corp.	281,100	350,215
Systex Corp.	1,000	2,197
Ta Chen Stainless Pipe Co. Ltd.	70,932	100,653
Taichung Commercial Bank Co. Ltd.	130,410	50,641
TaiMed Biologics, Inc. (a)	17,000	86,370
Tainan Spinning Co. Ltd.	115,000	44,843
Taishin Financial Holdings Co. Ltd.	1,005,715	455,634
Taiwan Business Bank	914,352	377,257
Taiwan Cement Corp.	469,728	638,424
Taiwan Cooperative Financial Holding Co. Ltd.	889,671	590,197
Taiwan Fertilizer Co. Ltd.	215,000	312,739
Taiwan Glass Industry Corp. (a)	24,000	9,592
Taiwan High Speed Rail Corp.	265,000	322,439
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,210
Taiwan Mobile Co. Ltd.	154,000	563,135
Taiwan Paiho Ltd.	17,000	41,590
Taiwan Secom Co.	33,000	92,266
Taiwan Semiconductor Manufacturing Co. Ltd.	2,502,000	21,006,193
Taiwan Shin Kong Security Co. Ltd.	2,000	2,476
Taiwan Union Technology Corp.	24,000	87,373
Tatung Co. Ltd. (a)	170,000	130,930
TCI Co. Ltd.	7,448	111,110
TECO Electric & Machinery Co. Ltd.	358,000	267,614
The Shanghai Commercial & Savings Bank Ltd.	355,000	572,099
Ton Yi Industrial Corp.	5,000	2,031
Tong Hsing Electronics Industries Ltd.	6,000	22,329
Tong Yang Industry Co. Ltd.	55,000	78,490
Topco Scientific Co. Ltd.	4,304	12,340
Transcend Information, Inc.	1,000	2,265
Tripod Technology Corp.	105,000	336,046
TSRC Corp.	6,000	5,524
TTY Biopharm Co. Ltd.	147,000	390,072
Tung Ho Steel Enterprise Corp.	55,000	39,334
TXC Corp.	2,000	2,330
Unified-President Enterprises Corp.	481,000	1,142,496
Unimicron Technology Corp.	161,000	179,485
United Integrated Services Co.	40,000	177,982
United Microelectronics Corp.	1,454,000	633,993
United Renewable Energy Co. Ltd. (a)	201,000	68,297
USI Corp.	5,202	1,995
Vanguard International Semiconductor Corp.	83,000	183,985
Visual Photonics Epitaxy Co. Ltd.	14,000	38,237
Voltronic Power Technology Corp.	10,000	197,398
Wafer Works Corp.	43,000	54,338
Walsin Lihwa Corp.	224,000	125,403
Walsin Technology Corp.	28,875	176,603
Waterland Financial Holdings Co. Ltd.	367,612	123,719
Wei-Chuan Food Corp. (a)	2,000	1,751
Win Semiconductors Corp.	32,389	216,961
Winbond Electronics Corp.	664,363	345,059
Wistron Corp.	266,829	221,048
Wistron NeWeb Corp.	20,460	52,967
WPG Holding Co. Ltd.	272,760	359,684
WT Microelectronics Co. Ltd.	2,235	2,951
Yageo Corp.	32,129	316,591
Yieh Phui Enterprise Co.	5,459	1,664
Yuanta Financial Holding Co. Ltd.	1,132,000	655,712
Yuen Foong Yu Paper Manufacturing Co.	105,000	40,434
Yulon Motor Co. Ltd.	135,000	85,189

TOTAL TAIWAN		75,411,785

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	107,400	639,336
Airports of Thailand PCL (For. Reg.)	442,500	949,675
Bangkok Airways PCL	65,400	24,179
Bangkok Bank PCL (For. Reg.)	31,700	207,576
Bangkok Chain Hospital PCL	97,300	55,482
Bangkok Dusit Medical Services PCL (For. Reg.)	425,000	339,547
Bangkok Expressway and Metro PCL	975,400	333,104
Bangkok Land PCL	1,205,600	59,303
Banpu PCL (For. Reg.)	150,900	77,536
Beauty Community PCL	134,100	29,200
BEC World PCL (For. Reg.) (a)	29,200	8,234
Berli Jucker PCL (For. Reg)	127,300	205,403
BTS Group Holdings PCL	838,800	310,107
Bumrungrad Hospital PCL (For. Reg.)	46,900	260,086
C.P. ALL PCL (For. Reg.)	522,200	1,267,972
Carabao Group PCL	50,200	91,616
Central Pattana PCL (For. Reg.)	198,400	469,310
CH. Karnchang PCL	2,700	2,263
Charoen Pokphand Foods PCL (For. Reg.)	334,160	285,294
Chularat Hospital PCL	25,300	1,554
Delta Electronics PCL (For. Reg.)	41,100	96,255
Dynasty Ceramic PCL:
warrants 5/7/21 (a)	7,160	186
(For. Reg.)	17,900	1,155
Electricity Generating PCL (For. Reg.)	9,000	83,465
Energy Absolute PCL	226,400	395,451
Energy Earth PCL (a)(c)	7,600	348
Glow Energy PCL (For. Reg.)	28,700	82,276
Gulf Energy Development PCL	46,100	150,934
Gunkul Engineering PCL	26,739	2,312
Hana Microelectronics PCL (For. Reg.)	58,900	59,975
Home Product Center PCL (For. Reg.)	387,600	190,658
Indorama Ventures PCL (For. Reg.)	195,600	280,370
IRPC PCL (For. Reg.)	723,800	128,126
Jasmine International Public Co. Ltd.	265,900	46,653
Kasikornbank PCL	59,500	356,059
Kasikornbank PCL (For. Reg.)	137,400	820,074
KCE Electronics PCL	110,600	85,937
Kiatnakin Bank PCL (For. Reg.)	34,900	72,167
Krung Thai Bank PCL (For. Reg.)	507,100	300,280
Land & House PCL (For. Reg.)	424,800	149,064
Major Cineplex Group PCL (For. Reg.)	78,400	70,005
Minor International PCL (For. Reg.)	357,400	419,911
Muangthai Leasing PCL	119,900	193,463
PTG Energy PCL	6,300	2,171
PTT Exploration and Production PCL (For. Reg.)	144,600	604,812
PTT Global Chemical PCL (For. Reg.)	283,900	611,518
PTT PCL (For. Reg.)	1,063,600	1,624,516
Robinsons Department Store PCL (For. Reg.)	121,000	220,827
Siam Cement PCL (For. Reg.)	42,900	620,970
Siam Commercial Bank PCL (For. Reg.)	210,400	863,551
Siam Global House PCL	205,167	111,205
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,300	12,895
Sri Trang Agro-Industry PCL	17,760	7,289
Srisawad Corp. PCL	105,300	180,627
Supalai PCL (For. Reg.)	85,475	59,184
Thai Airways International PCL (For. Reg.) (a)	60,900	24,232
Thai Oil PCL (For. Reg.)	110,900	240,615
Thai Union Frozen Products PCL (For. Reg.)	118,800	70,348
Thai Vegetable Oil PCL	29,800	25,209
Thanachart Capital PCL (For. Reg.)	152,400	253,065
TISCO Financial Group PCL	10,800	28,339
TMB PCL (For. Reg.)	446,200	28,239
True Corp. PCL (For. Reg.)	675,400	108,978
TTW PCL	130,400	50,661
VGI Global Media PCL	360,500	108,994
Vibhavadi Medical Center PCL	93,584	5,659
WHA Corp. PCL	232,000	31,837

TOTAL THAILAND		15,497,642

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	8,884	18,894
Akbank TAS	352,249	361,287
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	33,001
Anadolu Sigoria	2,500	1,735
Arcelik A/S (a)	11,166	34,320
Aselsan A/S	28,147	96,419
Aygaz A/S	428	662
Bim Birlesik Magazalar A/S JSC	27,628	384,539
Coca-Cola Icecek Sanayi A/S	3,284	17,425
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	31,418
Eregli Demir ve Celik Fabrikalari T.A.S.	127,648	195,957
Ford Otomotiv Sanayi A/S	3,281	28,978
Haci Omer Sabanci Holding A/S	98,554	127,179
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	56,075	21,239
Koc Holding A/S	187,562	509,227
Petkim Petrokimya Holding A/S	50,594	37,902
Soda Sanayii AS	51,836	67,413
TAV Havalimanlari Holding A/S	17,302	73,361
Tekfen Holding A/S	34,514	153,977
Tupras Turkiye Petrol Rafinerileri A/S	12,273	253,609
Turk Hava Yollari AO (a)	57,354	137,548
Turk Sise ve Cam Fabrikalari A/S	66,361	67,841
Turkcell Iletisim Hizmet A/S	94,849	198,698
Turkiye Garanti Bankasi A/S	335,979	460,029
Turkiye Halk Bankasi A/S	29,067	28,498
Turkiye Is Bankasi A/S Series C	161,614	145,176
Turkiye Sinai Kalkinma Bankasi A/S (a)	136,631	17,174
Ulker Biskuvi Sanayi A/S	5,387	17,172

TOTAL TURKEY		3,520,678

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	240,249	646,219
Air Arabia PJSC (a)	150,733	41,857
Aldar Properties PJSC	522,278	253,095
Arabtec Holding Co. (a)	17,581	9,908
Damac Properties Dubai Co. PJSC	80,493	27,173
DP World Ltd.	14,955	299,100
Dubai Investments Ltd. (a)	140,493	52,018
Dubai Islamic Bank Pakistan Ltd. (a)	246,262	346,617
Dubai Parks and Resorts PJSC (a)	83,207	5,301
Emaar Development PJSC (a)	62,036	66,205
Emaar Malls Group PJSC (a)	111,607	52,869
Emaar Properties PJSC	353,982	462,577
Emirates Telecommunications Corp.	173,837	790,351
Eshraq Properties Co. PJSC (a)	6,866	864
National Bank of Abu Dhabi PJSC (a)	272,570	1,187,297

TOTAL UNITED ARAB EMIRATES		4,241,451

United Kingdom - 10.5%
3i Group PLC	95,574	1,334,148
AA PLC	74,373	71,912
Abcam PLC	21,452	364,494
Acacia Mining PLC (a)	2,351	4,485
Accesso Technology Group PLC (a)	1,923	21,315
Admiral Group PLC	24,541	705,312
Advanced Medical Solutions Group PLC	6,326	27,222
Aggreko PLC	24,800	275,918
Anglo American PLC (United Kingdom)	99,049	2,559,174
Antofagasta PLC	41,363	489,751
AO World PLC (a)	14,204	20,004
Arrow Global Group PLC	4,919	12,393
Ascential PLC	26,068	121,218
Ashmore Group PLC	64,460	385,816
Ashtead Group PLC	44,427	1,229,334
ASOS PLC (a)	4,958	253,502
Associated British Foods PLC	34,630	1,155,581
Assura PLC	197,531	153,518
AstraZeneca PLC (United Kingdom)	132,666	9,883,592
Auto Trader Group PLC (d)	74,827	553,148
Avast PLC (d)	41,457	163,802
Aveva Group PLC	8,035	350,372
Aviva PLC	378,432	2,125,323
Babcock International Group PLC	35,011	239,685
BAE Systems PLC	309,387	1,988,518
Balfour Beatty PLC	69,858	228,830
Bank of Georgia Group PLC	1,624	36,403
Barclays PLC	1,639,653	3,518,706
Barratt Developments PLC	88,564	695,004
BBA Aviation PLC	119,251	422,969
BCA Marketplace PLC	60,711	163,243
Beazley PLC	56,982	427,994
Bellway PLC	13,876	563,095
Berkeley Group Holdings PLC	12,033	589,355
BHP Billiton PLC	235,548	5,560,010
Biffa PLC (d)	16,227	50,255
Big Yellow Group PLC	13,146	178,452
Blue Prism Group PLC (a)	5,155	124,359
Bodycote PLC	14,511	162,164
Bovis Homes Group PLC	8,985	130,052
BP PLC	2,105,777	15,312,586
Brewin Dolphin Holding PLC	17,451	74,458
British American Tobacco PLC (United Kingdom)	240,815	9,427,654
British Land Co. PLC	94,222	729,821
Britvic PLC	20,924	249,248
BT Group PLC	806,980	2,408,040
BTG PLC (a)	27,885	303,805
Bunzl PLC	33,199	999,601
Burberry Group PLC	44,224	1,163,165
Cairn Energy PLC (a)	45,641	101,891
Capita Group PLC (a)	149,509	248,476
Capital & Counties Properties PLC	98,169	309,918
Card Factory PLC	20,062	53,525
Carnival PLC	16,985	900,453
Carphone Warehouse Group PLC	103,837	196,470
Centrica PLC	575,725	800,354
Chemring Group PLC	30,409	61,066
Cineworld Group PLC	111,842	463,777
Civitas Social Housing PLC	12,154	13,868
Clinigen Group PLC	15,846	205,702
Close Brothers Group PLC	18,338	371,126
Coats Group PLC (a)	99,237	111,806
Cobham PLC (a)	329,136	494,860
Coca-Cola European Partners PLC	23,146	1,240,394
Compass Group PLC	148,745	3,384,523
Computacenter PLC	7,919	124,639
ConvaTec Group PLC (d)	140,673	254,153
Costain Group PLC	19,829	83,130
Countryside Properties PLC (d)	35,739	157,986
Cranswick PLC	4,002	151,235
Crest Nicholson PLC	16,859	84,639
Croda International PLC	11,723	792,009
CVS Group PLC	1,909	15,645
CYBG PLC	114,202	302,604
Daily Mail & General Trust PLC Class A	18,896	161,887
Dart Group PLC	9,875	119,885
Dechra Pharmaceuticals PLC	10,404	360,877
Derwent London PLC	9,399	388,525
DFS Furniture PLC	13,771	45,073
Diageo PLC	262,096	11,049,368
Dialog Semiconductor PLC (a)	7,106	274,968
Dignity PLC	1,628	15,105
Diploma PLC	18,254	380,851
Direct Line Insurance Group PLC	144,252	619,617
Domino's Pizza UK & IRL PLC	91,935	320,688
Drax Group PLC	55,026	244,681
DS Smith PLC	136,850	637,075
Dunelm Group PLC	7,027	78,345
easyJet PLC	11,910	180,699
Electrocomponents PLC	54,433	458,251
Elementis PLC	32,720	69,334
EMIS Group PLC	1,676	24,434
Empiric Student Property PLC	23,726	28,959
EnQuest PLC (a)	83,348	23,237
Enterprise Inns PLC (a)	34,056	94,680
Equiniti Group PLC (d)	53,086	148,555
Essentra PLC	19,084	105,166
Euromoney Publications PLC	7,027	112,524
Ferrexpo PLC	15,676	42,375
Fever-Tree Drinks PLC	9,372	384,231
First Derivatives PLC	1,836	75,894
Firstgroup PLC (a)	103,780	149,403
Forterra PLC (d)	9,489	38,606
Fresnillo PLC	17,465	170,534
Future PLC	13,376	147,562
G4S PLC (United Kingdom)	145,421	409,978
Galliford Try PLC	8,705	61,524
Games Workshop Group PLC	2,944	159,548
GB Group PLC	31,689	245,869
Genus PLC	9,532	299,805
GlaxoSmithKline PLC	531,139	10,911,307
Grainger Trust PLC	124,589	409,409
Great Portland Estates PLC	38,197	375,858
Greene King PLC	42,344	353,938
Greggs PLC	8,654	202,788
Halfords Group PLC	14,706	44,797
Halma PLC	40,755	956,336
Hammerson PLC	72,001	302,230
Hansteen Holdings PLC	4,785	5,865
Hargreaves Lansdown PLC	25,379	746,936
Hastings Group Holdings PLC (d)	28,228	70,048
Hays PLC	144,929	286,505
Hikma Pharmaceuticals PLC	15,547	357,925
Hill & Smith Holdings PLC	7,635	127,039
Hochschild Mining PLC	7,631	18,518
HomeServe PLC	32,622	461,549
Howden Joinery Group PLC	74,097	490,842
HSBC Holdings PLC (United Kingdom)	2,138,221	18,630,241
Hunting PLC	9,314	71,537
Hurricane Energy PLC (a)	94,337	57,817
Ibstock PLC (d)	31,649	107,798
IG Group Holdings PLC	30,970	205,882
IMI PLC	35,853	491,133
Imperial Tobacco Group PLC	91,867	2,918,196
Inchcape PLC	54,571	437,282
Indivior PLC (a)	66,482	33,143
Informa PLC	127,985	1,300,092
Inmarsat PLC	50,019	355,605
IntegraFin Holdings PLC	22,663	116,673
InterContinental Hotel Group PLC	18,458	1,195,759
Intermediate Capital Group PLC	29,192	449,944
International Personal Finance PLC	7,621	18,186
International Quantum Epitaxy PLC (a)	32,218	33,463
Intertek Group PLC	17,007	1,186,476
Intu Properties PLC (b)	63,148	77,635
Investec PLC	91,697	579,929
iomart Group PLC	1,226	5,571
ITE Group PLC	27,302	25,776
ITV PLC	403,875	719,671
J Sainsbury PLC	161,489	468,544
J.D. Weatherspoon PLC	14,989	267,385
Jackpotjoy PLC (a)	1,132	10,510
John David Group PLC	35,297	289,696
John Laing Group PLC (d)	48,706	244,143
John Menzies PLC	927	5,923
John Wood Group PLC	72,041	441,995
Johnson Matthey PLC	18,351	798,534
JRP Group PLC	86,358	76,801
Jupiter Fund Management PLC	32,708	160,070
Just Eat Holding Ltd. (a)	49,068	447,253
KAZ Minerals PLC	17,076	143,979
Kcom Group PLC	8,465	10,807
Keller Group PLC	9,943	91,149
Keywords Studios PLC	5,855	118,876
Kier Group PLC	22,416	109,731
Kingfisher PLC	243,939	841,148
Land Securities Group PLC	72,177	868,717
Learning Technologies Group PLC	35,683	40,947
Legal & General Group PLC	567,269	2,057,898
Lloyds Banking Group PLC	6,753,292	5,523,081
London Stock Exchange Group PLC	29,544	1,937,002
Londonmetric Properity PLC	40,461	106,683
Lookers PLC	2,630	3,104
Man Group PLC	118,885	242,771
Marks & Spencer Group PLC	186,336	695,082
Marshalls PLC	30,185	253,880
McCarthy & Stone PLC (d)	17,225	28,796
Mediclinic International PLC	25,723	115,085
Meggitt PLC	65,250	463,208
Melrose Industries PLC	490,169	1,292,423
Merlin Entertainments PLC (d)	93,272	445,397
Metro Bank PLC (a)(b)	6,358	62,181
Micro Focus International PLC	32,147	812,320
Mitchells & Butlers PLC (a)	6,311	21,026
Mitie Group PLC	26,411	45,151
Mondi PLC	37,837	829,149
Moneysupermarket.com Group PLC	94,640	448,844
Morgan Advanced Materials PLC	107,509	391,696
Morgan Sindall PLC	6,480	110,863
N Brown Group PLC	3,824	5,385
National Express Group PLC Class L	31,992	171,459
National Grid PLC	398,419	4,343,860
NCC Group Ltd.	7,668	17,458
NewRiver REIT PLC	15,748	47,129
Next PLC	13,140	987,979
NMC Health PLC	8,398	309,037
Northgate PLC	8,573	41,139
Ocado Group PLC (a)	57,338	1,018,724
On The Beach Group PLC (d)	3,023	18,054
OneSavings Bank PLC	9,977	56,594
Ophir Energy PLC (a)	39,780	29,412
P2P Global Investments PLC	5,361	59,002
Pagegroup PLC	62,761	440,301
Paragon Banking Group PLC	21,947	131,246
Pearson PLC	82,441	893,074
Pendragon PLC	85,397	25,612
Pennon Group PLC	38,969	380,405
Persimmon PLC	32,492	947,384
Pets At Home Group PLC	34,907	68,915
Phoenix Group Holdings PLC	67,061	631,809
Photo-Me International PLC	11,079	13,161
Polypipe Group PLC	17,721	101,584
Premier Foods PLC (a)	23,207	10,728
Premier Oil PLC (a)	58,507	76,125
Primary Health Properties PLC	40,964	70,190
Provident Financial PLC (a)	26,051	180,383
Prudential PLC	246,479	5,600,343
Purplebricks Group PLC (a)(b)	10,054	17,568
PZ Cussons PLC Class L	16,813	44,945
QinetiQ Group PLC	89,593	352,123
Quilter PLC (d)	143,526	276,208
Rathbone Brothers PLC	8,022	263,609
Reckitt Benckiser Group PLC	63,851	5,165,957
Redde PLC	25,770	40,459
Redrow PLC	14,139	113,574
RELX PLC (London Stock Exchange)	186,366	4,274,744
Renishaw PLC	4,949	291,182
Rentokil Initial PLC	188,006	956,123
Restore PLC	3,422	16,421
Rightmove PLC	97,830	689,645
Rio Tinto PLC	125,511	7,322,195
Rolls-Royce Holdings PLC	165,551	1,982,562
Rotork PLC	100,002	406,726
Royal Bank of Scotland Group PLC	460,204	1,441,053
Royal Dutch Shell PLC:
Class A (United Kingdom)	440,941	14,049,007
Class B (United Kingdom)	423,163	13,656,892
Royal Mail PLC	75,979	250,466
RPC Group PLC	34,746	357,486
RPS Group PLC	24,886	62,956
RSA Insurance Group PLC	95,225	673,020
RWS Holdings PLC	29,665	233,646
Sabre Insurance Group PLC (d)	60,349	209,329
Safestore Holdings PLC	21,871	183,667
Saga PLC	187,997	144,392
Sage Group PLC	97,109	918,575
Savills PLC	10,381	122,102
Scapa Group PLC	4,991	25,708
Schroders PLC	14,655	605,218
Scottish & Southern Energy PLC	102,259	1,530,063
Segro PLC	104,431	923,832
Senior Engineering Group PLC	40,300	121,814
Serco Group PLC (a)	85,942	139,637
Severn Trent PLC	24,147	641,089
Shaftesbury PLC	31,144	349,058
Shanks Group PLC	22,634	9,755
SIG PLC	113,330	223,742
Sirius Minerals PLC (a)(b)	252,896	57,447
Smart Metering Systems PLC	16,109	103,560
Smith & Nephew PLC	83,312	1,610,628
Smiths Group PLC	41,923	832,314
SOCO International PLC	500	492
Softcat PLC	9,564	113,116
Sophos Group PLC (d)	31,907	148,661
Sound Energy PLC (a)	8,859	2,045
Spectris PLC	10,650	381,631
Spirax-Sarco Engineering PLC	7,720	830,518
Spire Healthcare Group PLC (d)	16,378	28,597
Sports Direct International PLC (a)	6,585	25,572
SSP Group PLC	47,106	427,527
St. James's Place Capital PLC	46,713	683,148
St. Modwen Properties PLC	10,219	54,768
Stagecoach Group PLC	47,395	81,395
Standard Chartered PLC (United Kingdom)	273,544	2,496,910
Standard Life PLC	273,450	994,498
Stock Spirits Group PLC	10,658	31,271
SuperGroup PLC	2,109	14,191
Synthomer PLC	15,742	86,011
TalkTalk Telecom Group PLC	65,899	106,728
Tate & Lyle PLC	54,037	540,884
Taylor Wimpey PLC	315,081	745,310
Ted Baker PLC	2,860	59,969
Telecom Plus PLC	3,457	63,652
Tesco PLC	943,035	3,076,783
The Go-Ahead Group PLC	2,295	57,968
The Restaurant Group PLC	61,366	115,231
The Weir Group PLC	21,117	456,969
Thomas Cook Group PLC	82,838	28,820
TORM PLC (a)	167	1,320
Travis Perkins PLC	27,609	503,130
Tritax Big Box REIT PLC	248,744	482,002
Tullett Prebon PLC	40,307	147,800
Tullow Oil PLC	179,774	528,160
Ultra Electronics Holdings PLC	9,100	188,913
Unilever PLC	126,751	7,683,023
Unite Group PLC	36,588	449,435
United Utilities Group PLC	61,010	659,369
Vectura Group PLC (a)	18,438	17,455
Vesuvius PLC	22,365	180,087
Victoria PLC (a)	6,214	41,650
Victrex PLC	7,029	222,913
Vodafone Group PLC	2,924,623	5,424,808
WH Smith PLC	8,955	239,152
Whitbread PLC (b)	17,888	1,040,337
William Hill PLC	127,517	267,215
WM Morrison Supermarkets PLC	199,383	561,330
Wolverhampton & Dudley Breweries PLC	23,336	30,887
Workspace Group PLC	8,125	104,520

TOTAL UNITED KINGDOM		272,315,875

United States of America - 0.1%
KLA-Tencor Corp.	1,127	143,670
Maxar Technologies, Inc.	5,279	25,967
Southern Copper Corp.	8,470	325,417
Yum China Holdings, Inc.	36,406	1,730,741

TOTAL UNITED STATES OF AMERICA		2,225,795

TOTAL COMMON STOCKS
(Cost $2,348,985,087)		2,423,770,450

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Alpargatas SA (PN)	19,125	76,332
Banco ABC Brasil SA	3,575	17,733
Banco Bradesco SA (PN)	393,506	3,570,667
Banco do Estado Rio Grande do Sul SA	16,700	104,005
Bradespar SA (PN)	27,279	221,928
Braskem SA (PN-A)	21,200	258,330
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	21,162	187,004
Cia de Saneamento do Parana	15,500	56,290
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	16,661	410,035
Companhia Energetica de Minas Gerais (CEMIG) (PN)	83,935	315,524
Companhia Energetica de Sao Paulo Series B	14,200	93,505
Companhia Paranaense de Energia-Copel (PN-B)	7,200	75,652
Gerdau SA	110,203	397,688
Gol Linhas Aereas Inteligentes SA (PN) (a)	11,000	63,906
Itau Unibanco Holding SA	492,960	4,253,102
Itausa-Investimentos Itau SA (PN)	438,632	1,332,307
Lojas Americanas SA (PN)	92,500	370,840
Marcopolo SA (PN)	10,356	9,297
Metalurgica Gerdau SA (PN)	60,300	104,573
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	401,386	2,775,133
Telefonica Brasil SA	49,300	585,525

TOTAL BRAZIL		15,279,376

Chile - 0.0%
Coca-Cola Embonor SA Series B 0.00	7,242	17,108
Embotelladora Andina SA Class B	34,522	123,246
Sociedad Quimica y Minera de Chile SA (PN-B)	12,850	458,164

TOTAL CHILE		598,518

Colombia - 0.1%
Bancolombia SA (PN)	52,980	670,187
Grupo Aval Acciones y Valores SA	744,955	286,853
Grupo de Inversiones Suramerica SA	9,299	100,259

TOTAL COLOMBIA		1,057,299

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,507	480,225
Biotest AG (non-vtg.)	1,682	42,353
Draegerwerk AG & Co. KGaA (non-vtg.)	125	7,501
Fuchs Petrolub AG	9,789	425,779
Henkel AG & Co. KGaA	14,395	1,456,964
Jungheinrich AG	6,788	236,168
Porsche Automobil Holding SE (Germany)	16,000	1,112,282
Sartorius AG (non-vtg.)	3,751	686,602
Sixt AG Preference Shares	548	41,980
Sto SE & Co. KGaA	572	57,034
Volkswagen AG	17,674	3,073,382

TOTAL GERMANY		7,620,270

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	13,223	201,404
Danieli & C. Officine Meccaniche SpA	1,027	14,882
Telecom Italia SpA (Risparmio Shares)	1,016,559	530,820

TOTAL ITALY		747,106

Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,738	174,694
CJ Corp. (a)(c)	125	3,938
Daishin Securities Co. Ltd.	4,429	35,006
Hyundai Motor Co.	2,791	194,217
Hyundai Motor Co. Series 2	6,279	472,000
LG Chemical Ltd.	665	114,546
LG Household & Health Care Ltd.	351	243,949
Samsung Electronics Co. Ltd.	111,429	3,561,102

TOTAL KOREA (SOUTH)		4,799,452

Panama - 0.0%
Avianca Holdings SA	19,286	8,768
Russia - 0.0%
AK Transneft OAO	40	103,934
Surgutneftegas OJSC	935,655	566,765

TOTAL RUSSIA		670,699

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	11,754,121	15,327
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $30,245,623)		30,796,815

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (f)	105,439,813	105,460,901
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	11,239,378	11,240,502
TOTAL MONEY MARKET FUNDS
(Cost $116,700,791)		116,701,403
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $2,495,931,501)		2,571,268,668
NET OTHER ASSETS (LIABILITIES) - 0.9%		22,518,270
NET ASSETS - 100%		$2,593,786,938
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	973	June 2019	$93,262,050	$1,000,625	$1,000,625
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	650	June 2019	35,106,500	217,296	217,296
TME S&P/TSX 60 Index Contracts (Canada)	63	June 2019	9,343,017	75,207	75,207
TOTAL FUTURES CONTRACTS					$1,293,128

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,815,640 or 1.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,314,698
Fidelity Securities Lending Cash Central Fund	97,630
Total	$1,412,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$162,697,306	$67,696,228	$94,998,930	$2,148
Consumer Discretionary	287,823,556	214,155,477	73,665,707	2,372
Consumer Staples	228,839,290	130,262,114	98,516,257	60,919
Energy	166,096,267	88,664,175	77,426,773	5,319
Financials	506,024,468	336,629,145	169,179,606	215,717
Health Care	193,789,588	95,444,377	98,335,184	10,027
Industrials	316,025,773	243,013,517	73,007,191	5,065
Information Technology	219,169,633	160,495,081	58,673,818	734
Materials	191,023,668	135,689,122	55,334,546	--
Real Estate	106,337,871	104,135,302	2,202,569	--
Utilities	76,739,845	58,050,319	18,689,526	--
Money Market Funds	116,701,403	116,701,403	--	--
Total Investments in Securities:	$2,571,268,668	$1,750,936,260	$820,030,107	$302,301
Derivative Instruments:
Assets
Futures Contracts	$1,293,128	$1,293,128	$--	$--
Total Assets	$1,293,128	$1,293,128	$--	$--
Total Derivative Instruments:	$1,293,128	$1,293,128	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,293,128	$0
Total Equity Risk	1,293,128	0
Total Value of Derivatives	$1,293,128	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,702,330) — See accompanying schedule: Unaffiliated issuers (cost $2,379,230,710)	$2,454,567,265
Fidelity Central Funds (cost $116,700,791)	116,701,403
Total Investment in Securities (cost $2,495,931,501)		$2,571,268,668
Segregated cash with brokers for derivative instruments		6,001,644
Foreign currency held at value (cost $8,295,707)		8,250,460
Receivable for investments sold		220,318
Receivable for fund shares sold		12,745,699
Dividends receivable		9,701,281
Distributions receivable from Fidelity Central Funds		180,617
Other receivables		3,917
Total assets		2,608,372,604
Liabilities
Payable to custodian bank	$14,295
Payable for investments purchased on a delayed delivery basis	36,452
Payable for fund shares redeemed	2,708,212
Accrued management fee	124,296
Payable for daily variation margin on futures contracts	43,602
Other payables and accrued expenses	417,378
Collateral on securities loaned	11,241,431
Total liabilities		14,585,666
Net Assets		$2,593,786,938
Net Assets consist of:
Paid in capital		$2,493,763,806
Total distributable earnings (loss)		100,023,132
Net Assets		$2,593,786,938
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,593,786,938 ÷ 218,150,988 shares)		$11.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$29,903,238
Interest		57,344
Income from Fidelity Central Funds		1,412,328
Income before foreign taxes withheld		31,372,910
Less foreign taxes withheld		(2,821,877)
Total income		28,551,033
Expenses
Management fee	$574,147
Independent trustees' fees and expenses	3,546
Commitment fees	2,453
Total expenses before reductions	580,146
Expense reductions	(2,091)
Total expenses after reductions		578,055
Net investment income (loss)		27,972,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(937,066)
Fidelity Central Funds	(620)
Foreign currency transactions	(801,834)
Futures contracts	3,032,217
Total net realized gain (loss)		1,292,697
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $417,384)	169,202,683
Fidelity Central Funds	612
Assets and liabilities in foreign currencies	(7,598)
Futures contracts	2,613,202
Total change in net unrealized appreciation (depreciation)		171,808,899
Net gain (loss)		173,101,596
Net increase (decrease) in net assets resulting from operations		$201,074,574

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,972,978	$28,597,524
Net realized gain (loss)	1,292,697	1,624,140
Change in net unrealized appreciation (depreciation)	171,808,899	(154,449,643)
Net increase (decrease) in net assets resulting from operations	201,074,574	(124,227,979)
Distributions to shareholders	(29,366,688)	(12,739,319)
Share transactions - net increase (decrease)	1,160,606,464	753,570,682
Redemption fees	–	11,499
Total increase (decrease) in net assets	1,332,314,350	616,614,883
Net Assets
Beginning of period	1,261,472,588	644,857,705
End of period	$2,593,786,938	$1,261,472,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.34	.31	.08
Net realized and unrealized gain (loss)	.82	(1.36)	2.04	.01
Total from investment operations	.98	(1.02)	2.35	.09
Distributions from net investment income	(.23)	(.17)	(.04)	–
Distributions from net realized gain	–	(.06)	(.01)	–
Total distributions	(.23)	(.23)	(.05)	–
Redemption fees added to paid in capitalB	–	–C	–C	–C
Net asset value, end of period	$11.89	$11.14	$12.39	$10.09
Total ReturnD,E	9.05%	(8.42)%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.06%	.10%H
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%H
Expenses net of all reductions	.06%H	.06%	.06%	.06%H
Net investment income (loss)	2.91%H	2.81%	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,593,787	$589,295	$135,488	$1,289
Portfolio turnover rateI	3%H	3%	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Total International Index Fund (formerly Institutional Premium Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$222,083,017
Gross unrealized depreciation	(146,141,540)
Net unrealized appreciation (depreciation)	$75,941,477
Tax cost	$2,496,620,319

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,154,923,435 and $25,413,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .06% of each class' average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,453 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $97,630. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,091.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Investor Class	$–	$240,444
Premium Class	–	7,540,473
Institutional Class	–	2,474,976
Fidelity Total International Index Fund	29,366,688	2,483,426
Total	$29,366,688	$12,739,319

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Investor Class
Shares sold	18,656	2,271,802	$212,470	$28,292,302
Reinvestment of distributions	–	19,410	–	236,609
Shares redeemed	(1,838,722)	(1,525,971)	(20,778,358)	(19,099,753)
Net increase (decrease)	(1,820,066)	765,241	$(20,565,888)	$9,429,158
Premium Class
Shares sold	749,820	38,944,563	$8,552,900	$481,016,695
Reinvestment of distributions	–	578,359	–	7,050,193
Shares redeemed	(50,634,660)	(21,258,693)	(572,404,366)	(253,769,567)
Net increase (decrease)	(49,884,840)	18,264,229	$(563,851,466)	$234,297,321
Institutional Class
Shares sold	11,248	26,080,594	$127,638	$322,527,531
Reinvestment of distributions	–	202,632	–	2,470,085
Shares redeemed	(8,685,711)	(26,048,101)	(98,214,683)	(301,741,078)
Net increase (decrease)	(8,674,463)	235,125	$(98,087,045)	$23,256,538
Fidelity Total International Index Fund
Shares sold	182,952,063	44,428,194	$2,042,643,298	$514,699,906
Reinvestment of distributions	2,613,038	203,727	27,959,510	2,483,426
Shares redeemed	(20,330,917)	(2,647,162)	(227,491,945)	(30,595,667)
Net increase (decrease)	165,234,184	41,984,759	$1,843,110,863	$486,587,665

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Total International Index Fund	.06%
Actual		$1,000.00	$1,090.50	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TI1-I-SANN-0619
1.9879614.102

Fidelity® U.S. Sustainability Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	7.0
Johnson & Johnson	2.8
Alphabet, Inc. Class C	2.8
Alphabet, Inc. Class A	2.6
Visa, Inc. Class A	2.1
Procter & Gamble Co.	2.0
Cisco Systems, Inc.	1.9
The Walt Disney Co.	1.8
Verizon Communications, Inc.	1.7
MasterCard, Inc. Class A	1.7
26.4

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	25.4
Health Care	12.6
Financials	11.9
Communication Services	11.0
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.9%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	10,150	$115,913
Verizon Communications, Inc.	43,214	2,471,409
Zayo Group Holdings, Inc. (a)	2,092	65,459
		2,652,781
Entertainment - 3.1%
Live Nation Entertainment, Inc. (a)	1,526	99,709
Netflix, Inc. (a)	4,562	1,690,403
The Walt Disney Co.	18,807	2,575,995
		4,366,107
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	3,124	3,745,551
Class C (a)	3,292	3,912,476
TripAdvisor, Inc. (a)	1,105	58,819
		7,716,846
Media - 0.6%
Discovery Communications, Inc.:
Class A (a)	1,621	50,089
Class C (non-vtg.) (a)	3,198	91,974
Interpublic Group of Companies, Inc.	3,997	91,931
Liberty Broadband Corp. Class C (a)	1,113	109,864
Liberty Global PLC:
Class A (a)	2,095	56,586
Class C (a)	5,204	136,085
Omnicom Group, Inc.	2,335	186,870
Sirius XM Holdings, Inc.	17,366	100,896
		824,295
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	8,487	47,357

TOTAL COMMUNICATION SERVICES		15,607,386

CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
Aptiv PLC	2,745	235,247
Autoliv, Inc.	905	71,033
BorgWarner, Inc.	2,161	90,265
		396,545
Automobiles - 0.3%
Harley-Davidson, Inc.	1,692	62,993
Tesla, Inc. (a)(b)	1,349	321,993
		384,986
Distributors - 0.2%
Genuine Parts Co.	1,526	156,476
LKQ Corp. (a)	3,347	100,745
		257,221
Diversified Consumer Services - 0.0%
H&R Block, Inc.	2,135	58,093
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	2,566	79,751
Darden Restaurants, Inc.	1,292	151,939
Domino's Pizza, Inc.	411	111,208
Hilton Worldwide Holdings, Inc.	2,961	257,577
Marriott International, Inc. Class A	3,038	414,444
McDonald's Corp.	8,060	1,592,414
Norwegian Cruise Line Holdings Ltd. (a)	2,305	129,979
Royal Caribbean Cruises Ltd.	1,757	212,492
Starbucks Corp.	12,975	1,007,898
Vail Resorts, Inc.	421	96,346
		4,054,048
Household Durables - 0.5%
Garmin Ltd.	1,177	100,916
Leggett & Platt, Inc.	1,348	53,057
Lennar Corp. Class A	3,064	159,420
Mohawk Industries, Inc. (a)	654	89,108
Newell Brands, Inc.	4,851	69,757
NVR, Inc. (a)	36	113,489
Whirlpool Corp.	662	91,899
		677,646
Internet & Direct Marketing Retail - 0.7%
Expedia, Inc.	1,273	165,286
The Booking Holdings, Inc. (a)	485	899,670
		1,064,956
Leisure Products - 0.1%
Hasbro, Inc.	1,255	127,834
Mattel, Inc. (a)(b)	3,589	43,750
		171,584
Multiline Retail - 0.2%
Kohl's Corp.	1,742	123,856
Macy's, Inc.	3,191	75,116
Nordstrom, Inc.	1,227	50,332
		249,304
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	760	126,403
Best Buy Co., Inc.	2,574	191,531
CarMax, Inc. (a)	1,816	141,394
Gap, Inc.	2,357	61,471
L Brands, Inc.	2,430	62,305
Lowe's Companies, Inc.	8,441	955,015
Ross Stores, Inc.	3,924	383,218
Tiffany & Co., Inc.	1,146	123,562
TJX Companies, Inc.	12,980	712,342
Tractor Supply Co.	1,269	131,342
Ulta Beauty, Inc. (a)	591	206,247
		3,094,830
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	1,561	68,809
Hanesbrands, Inc.	3,748	67,726
lululemon athletica, Inc. (a)	1,033	182,170
NIKE, Inc. Class B	13,328	1,170,598
PVH Corp.	796	102,676
Tapestry, Inc.	3,037	98,004
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,041	47,127
Class C (non-vtg.) (a)	1,931	40,010
VF Corp.	3,549	335,061
		2,112,181

TOTAL CONSUMER DISCRETIONARY		12,521,394

CONSUMER STAPLES - 7.3%
Beverages - 2.8%
PepsiCo, Inc.	14,759	1,889,890
The Coca-Cola Co.	42,286	2,074,551
		3,964,441
Food Products - 1.3%
Bunge Ltd.	1,466	76,833
Campbell Soup Co.	1,876	72,582
General Mills, Inc.	6,265	322,460
Hormel Foods Corp.	3,052	121,897
Kellogg Co.	2,709	163,353
McCormick & Co., Inc. (non-vtg.)	1,268	195,234
Mondelez International, Inc.	15,236	774,751
The Kraft Heinz Co.	6,343	210,841
		1,937,951
Household Products - 2.9%
Clorox Co.	1,328	212,121
Colgate-Palmolive Co.	8,623	627,668
Kimberly-Clark Corp.	3,627	465,634
Procter & Gamble Co.	26,038	2,772,526
		4,077,949
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,303	395,678

TOTAL CONSUMER STAPLES		10,376,019

ENERGY - 4.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	5,344	128,363
National Oilwell Varco, Inc.	4,000	104,560
Schlumberger Ltd.	14,505	619,073
TechnipFMC PLC	4,481	110,188
		962,184
Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	3,965	130,488
Cheniere Energy, Inc. (a)	2,290	147,362
Cimarex Energy Co.	1,052	72,230
ConocoPhillips Co.	12,046	760,344
Devon Energy Corp.	4,872	156,586
Hess Corp.	2,771	177,677
Kinder Morgan, Inc.	20,782	412,938
Marathon Oil Corp.	8,638	147,192
Marathon Petroleum Corp.	7,233	440,273
Noble Energy, Inc.	4,995	135,165
Occidental Petroleum Corp.	7,907	465,564
ONEOK, Inc.	4,311	292,846
Phillips 66 Co.	4,585	432,228
Pioneer Natural Resources Co.	1,787	297,464
Targa Resources Corp.	2,386	95,798
The Williams Companies, Inc.	12,673	359,026
Valero Energy Corp.	4,442	402,712
		4,925,893

TOTAL ENERGY		5,888,077

FINANCIALS - 11.9%
Banks - 3.0%
BB&T Corp.	8,089	414,157
CIT Group, Inc.	1,093	58,224
Citizens Financial Group, Inc.	4,887	176,909
Comerica, Inc.	1,681	132,110
East West Bancorp, Inc.	1,502	77,323
Fifth Third Bancorp	8,104	233,557
First Republic Bank	1,732	182,934
Huntington Bancshares, Inc.	11,032	153,565
KeyCorp	10,796	189,470
M&T Bank Corp.	1,405	238,948
Peoples United Financial, Inc.	4,249	73,465
PNC Financial Services Group, Inc.	4,832	661,646
Regions Financial Corp.	10,747	166,901
Signature Bank	576	76,072
SunTrust Banks, Inc.	4,721	309,131
SVB Financial Group (a)	554	139,453
U.S. Bancorp	16,051	855,839
Zions Bancorp NA	1,993	98,315
		4,238,019
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	548	60,784
Ameriprise Financial, Inc.	1,451	212,963
Bank of New York Mellon Corp.	10,343	513,633
BlackRock, Inc. Class A	1,237	600,242
Charles Schwab Corp.	12,717	582,184
CME Group, Inc.	3,739	668,907
E*TRADE Financial Corp.	2,650	134,249
Franklin Resources, Inc.	3,198	110,619
IntercontinentalExchange, Inc.	5,953	484,277
Invesco Ltd.	4,300	94,471
Moody's Corp.	1,805	354,899
Northern Trust Corp.	2,207	217,500
Raymond James Financial, Inc.	1,346	123,253
S&P Global, Inc.	2,622	578,571
State Street Corp.	3,979	269,219
T. Rowe Price Group, Inc.	2,524	271,330
TD Ameritrade Holding Corp.	2,947	154,953
The NASDAQ OMX Group, Inc.	1,196	110,271
		5,542,325
Consumer Finance - 1.2%
Ally Financial, Inc.	4,291	127,486
American Express Co.	7,597	890,596
Capital One Financial Corp.	4,974	461,736
Discover Financial Services	3,503	285,459
		1,765,277
Diversified Financial Services - 0.1%
Voya Financial, Inc.	1,633	89,635
Insurance - 3.7%
Allstate Corp.	3,607	357,309
American Financial Group, Inc.	787	81,478
American International Group, Inc.	9,266	440,784
Aon PLC	2,520	453,953
Arch Capital Group Ltd. (a)	4,206	142,079
Arthur J. Gallagher & Co.	1,912	159,881
Assurant, Inc.	665	63,175
Chubb Ltd.	4,816	699,283
Hartford Financial Services Group, Inc.	3,730	195,116
Lincoln National Corp.	2,232	148,919
Loews Corp.	2,780	142,586
Marsh & McLennan Companies, Inc.	5,266	496,531
Principal Financial Group, Inc.	2,947	168,451
Progressive Corp.	6,102	476,871
Prudential Financial, Inc.	4,331	457,830
Reinsurance Group of America, Inc.	652	98,785
The Travelers Companies, Inc.	2,774	398,763
Willis Group Holdings PLC	1,353	249,412
		5,231,206

TOTAL FINANCIALS		16,866,462

HEALTH CARE - 12.6%
Biotechnology - 3.6%
AbbVie, Inc.	15,731	1,248,884
Amgen, Inc.	6,664	1,194,988
Biogen, Inc. (a)	2,110	483,696
BioMarin Pharmaceutical, Inc. (a)	1,849	158,145
Celgene Corp. (a)	7,316	692,533
Gilead Sciences, Inc.	13,533	880,186
Vertex Pharmaceuticals, Inc. (a)	2,675	452,022
		5,110,454
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	797	258,770
Becton, Dickinson & Co.	2,809	676,239
Dentsply Sirona, Inc.	2,315	118,366
Edwards Lifesciences Corp. (a)	2,189	385,417
Hologic, Inc. (a)	3,013	139,743
IDEXX Laboratories, Inc. (a)	898	208,336
ResMed, Inc.	1,484	155,093
Varian Medical Systems, Inc. (a)	949	129,225
		2,071,189
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	1,654	123,653
Cardinal Health, Inc.	3,108	151,391
Centene Corp. (a)	4,316	222,533
Cigna Corp.	3,983	632,660
HCA Holdings, Inc.	2,884	366,931
Henry Schein, Inc. (a)	1,586	101,599
Humana, Inc.	1,439	367,535
Laboratory Corp. of America Holdings (a)	1,049	167,756
Quest Diagnostics, Inc.	1,419	136,763
		2,270,821
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	3,319	260,542
IQVIA Holdings, Inc. (a)	1,667	231,546
Mettler-Toledo International, Inc. (a)	261	194,513
Waters Corp. (a)	789	168,483
		855,084
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	17,080	793,024
Jazz Pharmaceuticals PLC (a)	637	82,663
Johnson & Johnson	28,036	3,958,683
Merck & Co., Inc.	27,182	2,139,495
Zoetis, Inc. Class A	5,029	512,153
		7,486,018

TOTAL HEALTH CARE		17,793,566

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.4%
Arconic, Inc.	4,527	97,240
L3 Technologies, Inc.	818	178,798
TransDigm Group, Inc. (a)	495	238,847
		514,885
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,428	115,668
Expeditors International of Washington, Inc.	1,795	142,559
United Parcel Service, Inc. Class B	7,275	772,751
		1,030,978
Airlines - 0.1%
Delta Air Lines, Inc.	1,787	104,164
Southwest Airlines Co.	1,467	79,555
		183,719
Building Products - 0.6%
A.O. Smith Corp.	1,488	78,224
Allegion PLC	986	97,841
Fortune Brands Home & Security, Inc.	1,465	77,323
Johnson Controls International PLC	9,711	364,163
Lennox International, Inc.	382	103,694
Masco Corp.	3,202	125,070
Owens Corning	1,134	58,140
		904,455
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	2,191	147,498
Waste Management, Inc.	4,468	479,595
		627,093
Electrical Equipment - 0.5%
Acuity Brands, Inc.	417	61,020
Eaton Corp. PLC	4,540	376,003
Rockwell Automation, Inc.	1,256	226,972
Sensata Technologies, Inc. PLC (a)	1,717	85,747
		749,742
Industrial Conglomerates - 1.1%
3M Co.	6,088	1,153,737
Roper Technologies, Inc.	1,083	389,555
		1,543,292
Machinery - 2.7%
Caterpillar, Inc.	6,174	860,779
Cummins, Inc.	1,600	266,064
Deere & Co.	3,198	529,685
Dover Corp.	1,523	149,315
Flowserve Corp.	1,361	66,730
Illinois Tool Works, Inc.	3,123	486,032
Ingersoll-Rand PLC	2,571	315,230
PACCAR, Inc.	3,661	262,384
Parker Hannifin Corp.	1,392	252,063
Pentair PLC	1,712	66,751
Snap-On, Inc.	590	99,285
Stanley Black & Decker, Inc.	1,586	232,508
WABCO Holdings, Inc. (a)	543	71,915
Xylem, Inc.	1,871	156,041
		3,814,782
Professional Services - 0.3%
IHS Markit Ltd. (a)	4,107	235,167
Manpower, Inc.	643	61,754
Nielsen Holdings PLC	3,693	94,282
Robert Half International, Inc.	1,263	78,420
		469,623
Road & Rail - 2.0%
AMERCO	92	34,332
CSX Corp.	8,401	668,972
Kansas City Southern	1,058	130,282
Norfolk Southern Corp.	2,853	582,069
Union Pacific Corp.	7,707	1,364,447
		2,780,102
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,994	211,227
United Rentals, Inc. (a)	843	118,796
W.W. Grainger, Inc.	500	141,000
		471,023

TOTAL INDUSTRIALS		13,089,694

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	47,007	2,630,042
CommScope Holding Co., Inc. (a)	2,003	49,634
Motorola Solutions, Inc.	1,717	248,810
		2,928,486
Electronic Equipment & Components - 0.8%
Corning, Inc.	8,402	267,604
Dell Technologies, Inc. (a)	1,612	108,665
Flextronics International Ltd. (a)	5,479	60,488
Keysight Technologies, Inc. (a)	1,948	169,534
TE Connectivity Ltd.	3,598	344,149
Trimble, Inc. (a)	2,622	107,030
		1,057,470
IT Services - 6.1%
Accenture PLC Class A	6,674	1,219,140
Cognizant Technology Solutions Corp. Class A	6,068	442,721
IBM Corp.	9,505	1,333,266
Jack Henry & Associates, Inc.	806	120,142
MasterCard, Inc. Class A	9,607	2,442,484
The Western Union Co.	4,638	90,163
Visa, Inc. Class A	18,397	3,025,019
		8,672,935
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	3,873	450,198
Applied Materials, Inc.	10,290	453,480
Intel Corp.	47,712	2,435,220
Lam Research Corp.	1,625	337,074
Marvell Technology Group Ltd.	6,566	164,281
NVIDIA Corp.	6,061	1,097,041
Skyworks Solutions, Inc.	1,863	164,279
Texas Instruments, Inc.	10,038	1,182,778
		6,284,351
Software - 11.5%
Adobe, Inc. (a)	5,107	1,477,200
Autodesk, Inc. (a)	2,295	408,992
Cadence Design Systems, Inc. (a)	2,923	202,798
Citrix Systems, Inc.	1,406	141,950
Intuit, Inc.	2,581	647,986
Microsoft Corp.	76,244	9,957,469
Oracle Corp.	27,732	1,534,412
Salesforce.com, Inc. (a)	8,007	1,323,957
Symantec Corp.	6,629	160,488
VMware, Inc. Class A	853	174,123
Workday, Inc. Class A (a)	1,562	321,194
		16,350,569
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	15,320	242,209
HP, Inc.	16,612	331,409
Xerox Corp.	2,232	74,460
		648,078

TOTAL INFORMATION TECHNOLOGY		35,941,889

MATERIALS - 3.2%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	2,297	472,700
Axalta Coating Systems Ltd. (a)	2,230	60,165
Celanese Corp. Class A	1,396	150,614
Ecolab, Inc.	2,717	500,145
International Flavors & Fragrances, Inc.	887	122,220
Linde PLC	5,761	1,038,478
LyondellBasell Industries NV Class A	3,421	301,835
PPG Industries, Inc.	2,514	295,395
Sherwin-Williams Co.	883	401,615
The Mosaic Co.	3,822	99,792
		3,442,959
Containers & Packaging - 0.4%
Avery Dennison Corp.	909	100,581
Ball Corp.	3,354	201,039
International Paper Co.	4,049	189,534
Sealed Air Corp.	1,630	75,991
		567,145
Metals & Mining - 0.3%
Newmont Goldcorp Corp.	8,567	266,091
Nucor Corp.	3,266	186,391
		452,482

TOTAL MATERIALS		4,462,586

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	1,117	159,050
American Tower Corp.	4,605	899,357
Boston Properties, Inc.	1,631	224,458
Camden Property Trust (SBI)	963	96,926
Duke Realty Corp.	3,717	115,673
Equinix, Inc.	842	382,857
Federal Realty Investment Trust (SBI)	768	102,797
HCP, Inc.	4,881	145,356
Host Hotels & Resorts, Inc.	7,726	148,648
Iron Mountain, Inc.	2,868	93,153
Liberty Property Trust (SBI)	1,570	77,935
Prologis, Inc.	6,600	506,022
SBA Communications Corp. Class A (a)	1,190	242,439
The Macerich Co.	1,106	44,395
UDR, Inc.	2,805	126,085
Welltower, Inc.	3,948	294,244
Weyerhaeuser Co.	7,793	208,852
		3,868,247
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	3,365	175,216
Jones Lang LaSalle, Inc.	477	73,730
		248,946

TOTAL REAL ESTATE		4,117,193

UTILITIES - 3.1%
Electric Utilities - 1.1%
Alliant Energy Corp.	2,449	115,666
Edison International	3,392	216,308
Eversource Energy	3,299	236,406
Pinnacle West Capital Corp.	1,164	110,894
Southern Co.	10,758	572,541
Xcel Energy, Inc.	5,408	305,552
		1,557,367
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,905	118,214
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	5,212	161,572
CMS Energy Corp.	2,957	164,261
Consolidated Edison, Inc.	3,271	281,829
Dominion Resources, Inc.	7,855	611,669
DTE Energy Co.	1,907	239,729
NiSource, Inc.	3,898	108,286
Public Service Enterprise Group, Inc.	5,292	315,668
Sempra Energy	2,863	366,321
WEC Energy Group, Inc.	3,312	259,760
		2,509,095
Water Utilities - 0.1%
American Water Works Co., Inc.	1,880	203,397

TOTAL UTILITIES		4,388,073

TOTAL COMMON STOCKS
(Cost $128,300,239)		141,052,339
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 9/12/19 (c)
(Cost $29,734)	30,000	29,735
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.49% (d)	1,116,905	$1,117,128
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	349,707	349,742
TOTAL MONEY MARKET FUNDS
(Cost $1,466,870)		1,466,870
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $129,796,843)		142,548,944
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(899,796)
NET ASSETS - 100%		$141,649,148

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	June 2019	$442,275	$23,819	$23,819

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,735.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,651
Fidelity Securities Lending Cash Central Fund	1,013
Total	$10,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$15,607,386	$15,607,386	$--	$--
Consumer Discretionary	12,521,394	12,521,394	--	--
Consumer Staples	10,376,019	10,376,019	--	--
Energy	5,888,077	5,888,077	--	--
Financials	16,866,462	16,866,462	--	--
Health Care	17,793,566	17,793,566	--	--
Industrials	13,089,694	13,089,694	--	--
Information Technology	35,941,889	35,941,889	--	--
Materials	4,462,586	4,462,586	--	--
Real Estate	4,117,193	4,117,193	--	--
Utilities	4,388,073	4,388,073	--	--
U.S. Government and Government Agency Obligations	29,735	--	29,735	--
Money Market Funds	1,466,870	1,466,870	--	--
Total Investments in Securities:	$142,548,944	$142,519,209	$29,735	$--
Derivative Instruments:
Assets
Futures Contracts	$23,819	$23,819	$--	$--
Total Assets	$23,819	$23,819	$--	$--
Total Derivative Instruments:	$23,819	$23,819	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$23,819	$0
Total Equity Risk	23,819	0
Total Value of Derivatives	$23,819	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $338,961) — See accompanying schedule: Unaffiliated issuers (cost $128,329,973)	$141,082,074
Fidelity Central Funds (cost $1,466,870)	1,466,870
Total Investment in Securities (cost $129,796,843)		$142,548,944
Receivable for fund shares sold		847,137
Dividends receivable		146,029
Distributions receivable from Fidelity Central Funds		2,451
Receivable for daily variation margin on futures contracts		1,174
Total assets		143,545,735
Liabilities
Payable for investments purchased	$1,360,085
Payable for fund shares redeemed	174,514
Accrued management fee	8,893
Other affiliated payables	3,335
Collateral on securities loaned	349,760
Total liabilities		1,896,587
Net Assets		$141,649,148
Net Assets consist of:
Paid in capital		$128,849,621
Total distributable earnings (loss)		12,799,527
Net Assets		$141,649,148
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($141,649,148 ÷ 11,252,337 shares)		$12.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$984,625
Interest		186
Income from Fidelity Central Funds		10,664
Total income		995,475
Expenses
Management fee	$38,896
Transfer agent fees	14,586
Independent trustees' fees and expenses	181
Commitment fees	124
Total expenses before reductions	53,787
Expense reductions	(67)
Total expenses after reductions		53,720
Net investment income (loss)		941,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(376,332)
Fidelity Central Funds	3
Futures contracts	(4,878)
Total net realized gain (loss)		(381,207)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,372,284
Futures contracts	11,638
Total change in net unrealized appreciation (depreciation)		12,383,922
Net gain (loss)		12,002,715
Net increase (decrease) in net assets resulting from operations		$12,944,470

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$941,755	$786,814
Net realized gain (loss)	(381,207)	(64,431)
Change in net unrealized appreciation (depreciation)	12,383,922	(394,740)
Net increase (decrease) in net assets resulting from operations	12,944,470	327,643
Distributions to shareholders	(1,116,687)	(166,474)
Share transactions - net increase (decrease)	61,486,560	50,677,146
Total increase (decrease) in net assets	73,314,343	50,838,315
Net Assets
Beginning of period	68,334,805	17,496,490
End of period	$141,649,148	$68,334,805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.21	.09
Net realized and unrealized gain (loss)	1.22	.41C	.81
Total from investment operations	1.33	.62	.90
Distributions from net investment income	(.15)	(.08)	–
Distributions from net realized gain	(.02)	(.01)	–
Total distributions	(.17)	(.09)	–
Net asset value, end of period	$12.59	$11.43	$10.90
Total ReturnD,E	11.82%	5.67%	9.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.11%H	.11%	.11%H
Expenses net of fee waivers, if any	.11%H	.11%	.11%H
Expenses net of all reductions	.11%H	.11%	.11%H
Net investment income (loss)	1.97%H	1.82%	1.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$141,649	$6,125	$558
Portfolio turnover rateI	12%H	15%	3%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes, were consolidated into a single share class. The surviving class is Fidelity U.S. Sustainability Index Fund (formerly Institutional Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,917,421
Gross unrealized depreciation	(3,713,409)
Net unrealized appreciation (depreciation)	$12,204,012
Tax cost	$130,368,751

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,655,462 and $6,013,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .08% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .11% of each class' average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Fidelity U.S. Sustainability Index Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each Class pays a portion of the transfer agent fees at an annual rate of .03% of class-level average net assets.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 114
Premium Class	428
Fidelity U.S. Sustainability Index Fund	14,044
$ 14,586

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $124 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,013. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Investor Class	$–	$30,652
Premium Class	–	131,284
Fidelity U.S. Sustainability Index Fund	1,116,687	4,538
Total	$1,116,687	$166,474

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Investor Class
Shares sold	52,131	2,070,468	$605,676	$24,029,375
Reinvestment of distributions	–	2,706	–	30,067
Shares redeemed	(1,190,190)	(1,230,207)	(14,026,768)	(14,115,014)
Net increase (decrease)	(1,138,059)	842,967	$(13,421,092)	$9,944,428
Premium Class
Shares sold	163,334	3,858,697	$1,886,350	$44,544,353
Reinvestment of distributions	–	11,366	–	126,165
Shares redeemed	(4,469,837)	(823,359)	(52,703,290)	(9,524,016)
Net increase (decrease)	(4,306,503)	3,046,704	$(50,816,940)	$35,146,502
Fidelity U.S. Sustainability Index Fund
Shares sold	11,504,192	524,953	$134,845,495	$6,053,807
Reinvestment of distributions	91,681	311	1,022,239	3,452
Shares redeemed	(879,425)	(40,613)	(10,143,142)	(471,043)
Net increase (decrease)	10,716,448	484,651	$125,724,592	$5,586,216

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity U.S. Sustainability Index Fund	.11%
Actual		$1,000.00	$1,118.20	$.58
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

USY-SANN-0619
1.9883816.101

Fidelity® International Sustainability Index Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.2
SAP SE (Germany, Software)	1.1
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.0
The Toronto-Dominion Bank (Canada, Banks)	0.9
Allianz SE (Germany, Insurance)	0.9
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.9
14.0

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.9
Consumer Discretionary	11.6
Industrials	10.9
Information Technology	10.0
Consumer Staples	8.2
Health Care	7.2
Communication Services	7.2
Materials	7.0
Energy	5.0
Utilities	3.1

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	14.6%
United Kingdom	7.3%
Canada	7.2%
Germany	6.6%
France	6.5%
Australia	6.0%
Cayman Islands	5.9%
United States of America*	4.7%
Switzerland	4.6%
Other	36.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 6.0%
AGL Energy Ltd.	3,063	$48,000
Amcor Ltd.	5,381	60,807
AMP Ltd.	14,614	23,386
APA Group unit	5,606	38,018
ASX Ltd.	907	47,635
Aurizon Holdings Ltd.	9,727	32,640
Australia & New Zealand Banking Group Ltd.	13,514	259,126
Bendigo & Adelaide Bank Ltd.	2,217	16,098
BlueScope Steel Ltd.	2,632	24,956
Boral Ltd.	5,928	20,268
Brambles Ltd.	7,610	64,644
Caltex Australia Ltd.	1,349	25,876
Coca-Cola Amatil Ltd.	2,268	14,070
Cochlear Ltd.	279	36,844
Commonwealth Bank of Australia	8,338	438,019
Computershare Ltd.	2,207	27,740
CSL Ltd.	2,149	300,821
DEXUS Property Group unit	4,813	42,412
Flight Centre Travel Group Ltd.	260	7,038
Fortescue Metals Group Ltd.	7,397	37,284
Goodman Group unit	7,683	71,276
Harvey Norman Holdings Ltd.	3,105	9,128
Insurance Australia Group Ltd.	10,870	60,383
Lendlease Group unit	2,704	25,352
Macquarie Group Ltd.	1,532	145,474
Mirvac Group unit	17,560	35,032
National Australia Bank Ltd.	12,838	229,223
Newcrest Mining Ltd.	3,613	63,700
Orica Ltd.	1,745	22,881
Origin Energy Ltd.	8,534	44,338
Ramsay Health Care Ltd.	704	32,417
Scentre Group unit	24,885	67,013
SEEK Ltd.	1,463	18,781
SP AusNet	6,680	8,359
Stockland Corp. Ltd. unit	10,911	28,998
Sydney Airport unit	5,575	29,947
Telstra Corp. Ltd.	19,596	46,692
The GPT Group unit	8,823	35,639
Transurban Group unit	12,488	118,318
Wesfarmers Ltd.	5,319	135,024
Westpac Banking Corp.	16,177	314,261
Woodside Petroleum Ltd.	4,412	110,071

TOTAL AUSTRALIA		3,217,989

Austria - 0.1%
OMV AG	680	36,418
Voestalpine AG	504	16,184

TOTAL AUSTRIA		52,602

Bailiwick of Jersey - 0.3%
Ferguson PLC	1,107	78,528
Polymetal International PLC	831	8,719
WPP PLC	5,927	73,956

TOTAL BAILIWICK OF JERSEY		161,203

Belgium - 0.5%
Colruyt NV	290	20,901
KBC Groep NV	1,192	88,265
Solvay SA Class A	351	42,183
UCB SA	646	51,240
Umicore SA	1,017	39,353

TOTAL BELGIUM		241,942

Bermuda - 0.1%
Alibaba Pictures Group Ltd. (a)	60,000	13,461
Beijing Enterprises Water Group Ltd.	26,000	16,141
Brilliance China Automotive Holdings Ltd.	14,000	15,401
GOME Electrical Appliances Holdings Ltd. (a)	60,000	6,884
HengTen Networks Group Ltd. (a)	80,000	2,295
Shangri-La Asia Ltd.	6,000	8,505
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	4,841
Yue Yuen Industrial (Holdings) Ltd.	4,000	12,926

TOTAL BERMUDA		80,454

Brazil - 0.6%
Atacadao Distribuicao Comercio e Industria Ltda	1,500	8,110
BM&F BOVESPA SA	9,600	84,344
BR Malls Participacoes SA	3,800	11,920
Cielo SA	5,100	9,989
Cosan SA Industria e Comercio	900	10,758
ENGIE Brasil Energia SA	1,050	11,914
Klabin SA unit	2,800	11,854
Kroton Educacional SA	7,100	17,654
Localiza Rent A Car SA	2,600	24,003
Lojas Renner SA	3,300	39,454
M. Dias Branco SA	400	4,243
Multiplan Empreendimentos Imobiliarios SA	1,400	8,555
Natura Cosmeticos SA	900	11,991
TIM Participacoes SA	3,900	11,627
Ultrapar Participacoes SA	3,500	18,745
Weg SA	4,040	19,143

TOTAL BRAZIL		304,304

Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	1,101	45,595
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,090	123,228
AltaGas Ltd.	1,210	16,086
ARC Resources Ltd.	1,619	10,284
Bank of Montreal	3,073	242,730
Bank of Nova Scotia	5,865	322,997
BlackBerry Ltd. (a)	2,702	24,787
CAE, Inc.	1,373	31,935
Canadian Imperial Bank of Commerce	2,152	181,210
Canadian National Railway Co.	3,459	321,294
Canadian Tire Ltd. Class A (non-vtg.)	303	33,351
Cenovus Energy, Inc. (Canada)	5,121	50,763
CGI Group, Inc. Class A (sub. vtg.) (a)	1,213	87,310
Emera, Inc.	299	11,228
Empire Co. Ltd. Class A (non-vtg.)	822	18,284
Enbridge, Inc.	9,585	354,081
Encana Corp. (Toronto)	7,070	48,973
First Capital Realty, Inc.	1,036	16,510
Fortis, Inc.	2,083	76,995
Franco-Nevada Corp.	905	64,844
Gildan Activewear, Inc.	1,026	37,833
Hydro One Ltd. (b)	1,536	24,857
Loblaw Companies Ltd.	907	44,433
Lundin Mining Corp.	3,413	18,317
Magna International, Inc. Class A (sub. vtg.)	1,531	85,218
Metro, Inc. Class A (sub. vtg.)	1,204	43,587
Nutrien Ltd.	2,918	158,261
Open Text Corp.	1,342	51,588
PrairieSky Royalty Ltd.	1,150	16,576
Rogers Communications, Inc. Class B (non-vtg.)	1,772	89,215
Sun Life Financial, Inc.	2,937	122,022
Suncor Energy, Inc.	7,643	252,047
Teck Resources Ltd. Class B (sub. vtg.)	2,487	58,810
The Toronto-Dominion Bank	8,729	497,925
Vermilion Energy, Inc.	779	19,892
Wheaton Precious Metals Corp.	2,150	46,508
WSP Global, Inc.	554	29,914

TOTAL CANADA		3,679,488

Cayman Islands - 5.9%
3SBio, Inc. (b)	6,000	11,090
51job, Inc. sponsored ADR (a)	131	12,097
AAC Technology Holdings, Inc.	3,500	22,737
Alibaba Group Holding Ltd. sponsored ADR (a)	6,122	1,136,060
Anta Sports Products Ltd.	5,000	35,246
ASM Pacific Technology Ltd.	1,600	18,529
Baozun, Inc. sponsored ADR (a)	159	7,712
Car, Inc. (a)	5,000	4,047
Chailease Holding Co. Ltd.	6,080	25,873
China Conch Venture Holdings Ltd.	8,000	27,024
China First Capital Group Ltd. (a)	12,000	5,048
China Medical System Holdings Ltd.	8,000	7,088
China Mengniu Dairy Co. Ltd.	13,000	48,057
Country Garden Services Holdings Co. Ltd.	5,000	9,242
Ctrip.com International Ltd. ADR (a)	1,964	86,514
ENN Energy Holdings Ltd.	3,800	35,894
Fullshare Holdings Ltd.	25,000	2,804
Geely Automobile Holdings Ltd.	24,000	48,154
Genscript Biotech Corp. (a)	4,000	10,198
Greentown Service Group Co. Ltd.	6,000	5,178
Jiayuan International Group Ltd.	4,000	1,790
Lee & Man Paper Manufacturing Ltd.	5,000	4,054
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	673	64,245
Shenzhou International Group Holdings Ltd.	3,400	45,638
Shui On Land Ltd.	14,000	3,409
Sino Biopharmaceutical Ltd.	33,500	32,198
SOHO China Ltd.	6,500	2,353
Tencent Holdings Ltd.	27,000	1,330,771
Towngas China Co. Ltd.	4,080	3,245
Vipshop Holdings Ltd. ADR (a)	1,997	17,194
Wharf Real Estate Investment Co. Ltd.	6,000	45,967
Wuxi Biologics (Cayman), Inc. (a)(b)	2,500	25,144
Yuzhou Properties Co.	6,245	3,296
Zhongsheng Group Holdings Ltd. Class H	3,000	7,878

TOTAL CAYMAN ISLANDS		3,145,774

Chile - 0.2%
Aguas Andinas SA	10,132	5,834
Compania de Petroleos de Chile SA (COPEC)	1,939	24,334
Empresa Nacional de Telecomunicaciones SA (ENTEL)	826	8,650
Empresas CMPC SA	5,786	19,476
Enersis SA	143,556	25,191
LATAM Airlines Group SA	1,375	13,636
S.A.C.I. Falabella	3,128	23,091

TOTAL CHILE		120,212

China - 1.5%
Air China Ltd. (H Shares)	10,000	11,919
Baic Motor Corp. Ltd. (H Shares) (b)	7,000	4,908
BBMG Corp. (H Shares)	10,000	3,518
BYD Co. Ltd. (H Shares)	3,000	20,421
China CITIC Bank Corp. Ltd. (H Shares)	44,000	28,212
China Construction Bank Corp. (H Shares)	452,000	398,468
China Eastern Airlines Corp. Ltd. (H Shares)	6,000	4,260
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,947
China Longyuan Power Grid Corp. Ltd. (H Shares)	14,000	9,637
China Merchants Bank Co. Ltd. (H Shares)	18,500	91,557
China Minsheng Banking Corp. Ltd. (H Shares)	28,500	21,398
China Molybdenum Co. Ltd. (H Shares)	24,000	9,025
China Shenhua Energy Co. Ltd. (H Shares)	16,000	35,366
China Vanke Co. Ltd. (H Shares)	6,100	23,600
Dongfeng Motor Group Co. Ltd. (H Shares)	12,000	11,641
Guangzhou Automobile Group Co. Ltd. (H Shares)	15,200	16,334
Huaneng Renewables Corp. Ltd. (H Shares)	26,000	7,490
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	3,800	4,549
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	5,690
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	11,779
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	3,500	12,024
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	5,300	11,093
Sinopharm Group Co. Ltd. (H Shares)	6,000	23,557
Sinotrans Ltd. (H Shares)	7,000	2,873
Tong Ren Tang Technologies Co. Ltd. (H Shares)	3,000	4,161
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	5,218	5,694
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	8,576

TOTAL CHINA		791,697

Colombia - 0.0%
Cementos Argos SA	1,977	4,934
Interconexion Electrica SA ESP	2,183	10,681
Inversiones Argos SA	1,553	8,838

TOTAL COLOMBIA		24,453

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	649	15,093
Komercni Banka A/S	349	13,224

TOTAL CZECH REPUBLIC		28,317

Denmark - 1.6%
Christian Hansen Holding A/S	470	47,944
Coloplast A/S Series B	544	58,696
DONG Energy A/S (b)	884	67,678
Genmab A/S (a)	304	50,466
H Lundbeck A/S	323	13,587
ISS Holdings A/S	792	24,630
Novo Nordisk A/S Series B	8,645	423,558
Novozymes A/S Series B	1,039	48,420
Pandora A/S	548	22,986
Tryg A/S	574	17,540
Vestas Wind Systems A/S	907	82,030
William Demant Holding A/S (a)	445	14,039

TOTAL DENMARK		871,574

Egypt - 0.1%
Commercial International Bank SAE (a)	3,743	16,753
Commercial International Bank SAE sponsored GDR	2,421	10,592

TOTAL EGYPT		27,345

Finland - 0.9%
Metso Corp.	479	17,842
Neste Oyj	1,803	59,535
Nokia Corp.	26,626	139,909
Nokian Tyres PLC	584	19,533
Nordea Bank ABP (Stockholm Stock Exchange)	14,291	112,432
Orion Oyj (B Shares)	535	17,780
Stora Enso Oyj (R Shares)	2,643	32,801
UPM-Kymmene Corp.	2,566	72,267
Wartsila Corp.	2,091	33,350

TOTAL FINLAND		505,449

France - 6.5%
Accor SA	864	36,398
Air Liquide SA	2,004	266,596
Atos Origin SA	454	46,735
AXA SA	9,124	243,305
BIC SA	120	10,343
Bouygues SA	1,029	38,709
Capgemini SA	756	91,661
Carrefour SA	2,706	52,719
Casino Guichard Perrachon SA	297	12,159
CNP Assurances	734	17,321
Compagnie de St. Gobain	2,346	96,186
Credit Agricole SA	5,440	74,621
Danone SA	2,893	233,979
Eiffage SA	372	38,845
Essilor International SA	1,356	165,213
Eurazeo SA	202	15,848
Gecina SA	214	31,947
Groupe Eurotunnel SA	2,090	33,638
Imerys SA	208	11,077
Ingenico SA	292	24,615
Ipsen SA	186	21,717
JCDecaux SA	361	11,823
Kering SA	357	211,017
L'Oreal SA	1,182	324,937
Michelin CGDE Series B	802	103,707
Natixis SA	4,755	27,989
Orange SA	9,348	146,096
Renault SA	912	62,213
Rexel SA	1,337	17,965
Schneider Electric SA	2,601	220,138
Total SA	11,367	631,900
Vivendi SA	4,928	143,039
Wendel SA	122	16,885

TOTAL FRANCE		3,481,341

Germany - 6.3%
adidas AG	852	218,929
Allianz SE	2,003	484,153
BASF AG	4,336	353,995
Bayerische Motoren Werke AG (BMW)	1,517	129,141
Beiersdorf AG	475	51,912
Commerzbank AG	4,806	43,188
Deutsche Borse AG	902	120,527
Deutsche Post AG	4,684	162,818
Deutsche Wohnen AG (Bearer)	1,695	76,178
E.ON AG	10,441	112,259
Evonik Industries AG	840	25,023
Fraport AG Frankfurt Airport Services Worldwide	186	15,404
HeidelbergCement Finance AG	702	56,690
Henkel AG & Co. KGaA	542	51,642
Merck KGaA	637	67,788
Metro Wholesale & Food Specialist AG	839	14,209
Muenchener Rueckversicherungs AG	708	177,083
OSRAM Licht AG	490	16,757
ProSiebenSat.1 Media AG	1,141	18,038
RWE AG	2,444	62,417
SAP SE	4,637	597,748
Siemens AG	3,611	432,967
Symrise AG	580	55,750
Telefonica Deutschland Holding AG	3,285	10,670

TOTAL GERMANY		3,355,286

Greece - 0.0%
Hellenic Telecommunications Organization SA	1,124	15,607
Titan Cement Co. SA (Reg.)	166	3,605

TOTAL GREECE		19,212

Hong Kong - 1.8%
BOC Hong Kong (Holdings) Ltd.	17,500	78,300
BYD Electronic International Co. Ltd.	2,500	4,468
China Agri-Industries Holdings Ltd.	8,000	2,580
China Everbright International Ltd.	13,962	13,669
China Overseas Land and Investment Ltd.	18,000	67,344
China Resources Pharmaceutical Group Ltd. (b)	9,000	12,803
China Travel International Investment HK Ltd.	8,000	1,846
CLP Holdings Ltd.	7,500	85,040
CSPC Pharmaceutical Group Ltd.	22,000	42,403
Fosun International Ltd.	11,000	17,051
Hang Lung Properties Ltd.	9,000	21,155
Hang Seng Bank Ltd.	3,500	91,908
Hong Kong & China Gas Co. Ltd.	43,240	103,225
Hong Kong Exchanges and Clearing Ltd.	5,619	194,826
Hysan Development Co. Ltd.	3,000	16,788
Lenovo Group Ltd.	36,000	33,362
MTR Corp. Ltd.	7,039	41,903
Shenzhen Investment Ltd.	12,000	4,773
Swire Pacific Ltd. (A Shares)	2,500	31,645
Swire Properties Ltd.	5,800	23,548
Techtronic Industries Co. Ltd.	6,500	46,980

TOTAL HONG KONG		935,617

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,563	17,945
OTP Bank PLC	1,068	47,333

TOTAL HUNGARY		65,278

India - 2.4%
Ashok Leyland Ltd.	4,195	5,237
Asian Paints Ltd.	1,285	26,995
Axis Bank Ltd. (a)	9,042	99,557
Bajaj Auto Ltd.	375	16,067
Bharat Petroleum Corp. Ltd.	3,214	17,529
Bharti Airtel Ltd.	6,764	31,107
Bharti Airtel Ltd. rights 5/17/19 (a)	1,918	2,762
Bharti Infratel Ltd.	1,263	4,761
Britannia Industries Ltd.	324	13,473
Dabur India Ltd.	2,186	12,495
Eicher Motors Ltd.	69	20,179
Glenmark Pharmaceuticals Ltd.	741	6,792
HCL Technologies Ltd.	2,583	43,887
Hero Motocorp Ltd.	254	9,161
Hindalco Industries Ltd.	4,630	13,698
Hindustan Petroleum Corp. Ltd.	2,836	11,860
Hindustan Unilever Ltd.	3,028	76,418
Housing Development Finance Corp. Ltd.	7,715	220,997
ICICI Bank Ltd.	11,407	66,397
Infosys Ltd.	16,518	177,677
Lupin Ltd. (a)	1,174	14,700
Mahindra & Mahindra Financial Services Ltd.	1,101	6,334
Mahindra & Mahindra Ltd.	3,524	32,651
Marico Ltd.	2,184	11,270
Nestle India Ltd.	99	15,501
Petronet LNG Ltd.	3,039	10,522
Pidilite Industries Ltd.	588	10,423
Piramal Enterprises Ltd.	429	14,549
Tata Consultancy Services Ltd.	4,259	138,223
Tech Mahindra Ltd. (a)	2,320	27,851
Titan Co. Ltd.	1,609	26,765
UPL Ltd. (a)	1,823	25,367
Vodafone Idea Ltd. (a)	22,269	4,940
Wipro Ltd.	6,693	28,724
Yes Bank Ltd.	8,559	20,646
Zee Entertainment Enterprises Ltd.	2,128	13,218

TOTAL INDIA		1,278,733

Indonesia - 0.9%
PT Adaro Energy Tbk	82,500	7,555
PT Astra International Tbk	95,300	50,994
PT Bank Central Asia Tbk	45,300	91,395
PT Bank Mandiri (Persero) Tbk	88,300	48,106
PT Bank Negara Indonesia (Persero) Tbk	34,200	23,040
PT Bank Rakyat Indonesia Tbk	262,200	80,408
PT Indah Kiat Pulp & Paper Tbk	13,200	6,855
PT Indofood CBP Sukses Makmur Tbk	8,700	5,937
PT Indofood Sukses Makmur Tbk	21,300	10,388
PT Jasa Marga Tbk	8,300	3,553
PT Kalbe Farma Tbk	103,300	11,200
PT Pabrik Kertas Tjiwi Kimia Tbk	6,500	4,596
PT Pakuwon Jati Tbk	71,900	3,608
PT Perusahaan Gas Negara Tbk Series B	56,900	9,264
PT Surya Citra Media Tbk	20,700	2,702
PT Tambang Batubara Bukit Asam Tbk	17,000	4,724
PT Telekomunikasi Indonesia Tbk Series B	234,800	62,524
PT Unilever Indonesia Tbk	7,700	24,586
PT United Tractors Tbk	7,400	14,112

TOTAL INDONESIA		465,547

Ireland - 0.5%
CRH PLC	3,728	125,413
DCC PLC (United Kingdom)	457	40,809
Kerry Group PLC Class A	725	81,153

TOTAL IRELAND		247,375

Isle of Man - 0.0%
NEPI Rockcastle PLC	1,750	14,586
Israel - 0.2%
Bank Hapoalim BM (Reg.)	4,735	34,809
Bank Leumi le-Israel BM	7,009	47,942
Mizrahi Tefahot Bank Ltd.	678	14,659

TOTAL ISRAEL		97,410

Italy - 0.7%
Assicurazioni Generali SpA	5,393	104,644
Intesa Sanpaolo SpA	70,425	184,515
Recordati SpA	545	22,000
Snam Rete Gas SpA	10,511	53,487

TOTAL ITALY		364,646

Japan - 14.6%
AEON Co. Ltd. (c)	2,900	53,486
AEON Financial Service Co. Ltd.	600	12,383
AEON MALL Co. Ltd.	400	6,119
Agc, Inc. (c)	900	30,580
Ajinomoto Co., Inc. (c)	2,100	33,792
All Nippon Airways Ltd.	500	17,451
Amada Holdings Co. Ltd.	1,500	16,643
Asahi Kasei Corp.	6,000	61,565
Asics Corp.	700	8,578
Astellas Pharma, Inc. (c)	9,100	123,249
Benesse Holdings, Inc.	300	8,254
Bridgestone Corp. (c)	2,800	110,748
Casio Computer Co. Ltd.	900	11,319
Central Japan Railway Co.	700	150,155
Chugai Pharmaceutical Co. Ltd.	1,100	69,518
CyberAgent, Inc. (d)	500	19,884
Dai Nippon Printing Co. Ltd. (c)	1,100	26,000
Daicel Chemical Industries Ltd.	1,200	13,379
Daifuku Co. Ltd.	500	30,432
Daikin Industries Ltd.	1,200	152,783
Daiwa House Industry Co. Ltd. (c)	2,700	75,405
DENSO Corp. (c)	2,000	87,131
Dentsu, Inc.	1,000	40,711
East Japan Railway Co.	1,400	131,523
Eisai Co. Ltd.	1,200	69,526
Fast Retailing Co. Ltd.	300	173,060
Fujitsu Ltd.	900	65,726
Hino Motors Ltd. (d)	1,100	10,349
Hirose Electric Co. Ltd.	200	23,089
Hitachi Chemical Co. Ltd. (c)	500	13,241
Hitachi Construction Machinery Co. Ltd. (d)	500	13,241
Hitachi High-Technologies Corp.	300	13,331
Hitachi Metals Ltd.	1,000	11,500
Honda Motor Co. Ltd. (c)	7,600	212,062
Hulic Co. Ltd.	1,300	11,180
Idemitsu Kosan Co. Ltd. (d)	10	324
INPEX Corp.	4,800	46,580
J. Front Retailing Co. Ltd. (c)	1,200	14,597
Japan Retail Fund Investment Corp. (c)	13	24,857
JFE Holdings, Inc.	2,300	39,333
Kajima Corp.	2,200	32,488
Kaneka Corp.	200	7,684
Kansai Paint Co. Ltd.	800	15,189
Kao Corp.	2,300	176,678
Kawasaki Heavy Industries Ltd. (c)	700	16,250
KDDI Corp. (c)	8,400	193,599
Keio Corp.	500	30,073
Keyence Corp. (c)	500	310,247
Kikkoman Corp.	700	32,425
Kobayashi Pharmaceutical Co. Ltd.	200	15,907
Kobe Steel Ltd. (c)	1,500	11,432
Komatsu Ltd. (c)	4,400	113,654
Konica Minolta, Inc. (c)	2,200	22,001
Kubota Corp.	4,600	69,499
Kuraray Co. Ltd.	1,400	18,688
Kurita Water Industries Ltd. (c)	500	12,954
Kyocera Corp.	1,500	96,818
Kyushu Railway Co. (c)	800	25,998
Lawson, Inc. (c)	300	13,977
Marui Group Co. Ltd. (c)	1,000	20,261
Mazda Motor Corp.	2,700	31,885
McDonald's Holdings Co. (Japan) Ltd.	300	13,870
Mitsubishi Chemical Holdings Corp.	6,000	42,503
Mitsubishi Electric Corp. (c)	8,600	122,135
Mitsubishi Estate Co. Ltd. (c)	5,600	94,284
Mitsubishi Materials Corp. (c)	500	12,945
Mitsubishi UFJ Lease & Finance Co. Ltd. (c)	2,000	10,126
Mitsui Chemicals, Inc. (c)	900	21,960
Mitsui Fudosan Co. Ltd.	4,200	96,785
Mitsui OSK Lines Ltd.	500	12,658
Mizuho Financial Group, Inc. (c)	112,900	176,319
Murata Manufacturing Co. Ltd. (c)	2,600	130,556
Nabtesco Corp.	500	15,216
Nagoya Railroad Co. Ltd.	800	21,617
NEC Corp.	1,200	40,343
NGK Insulators Ltd. (c)	1,300	19,186
NGK Spark Plug Co. Ltd.	800	15,491
Nikon Corp.	1,600	22,263
Nintendo Co. Ltd.	500	172,208
Nippon Express Co. Ltd. (d)	300	16,428
Nippon Prologis REIT, Inc. (c)	8	17,164
Nippon Yusen KK (c)	800	13,616
Nitori Holdings Co. Ltd.	400	47,578
Nitto Denko Corp.	800	43,018
NKSJ Holdings, Inc. (c)	1,500	56,030
Nomura Real Estate Holdings, Inc.	600	12,685
Nomura Research Institute Ltd.	500	24,373
NSK Ltd.	1,600	16,518
NTT DOCOMO, Inc. (c)	6,300	136,808
Obayashi Corp. (c)	3,100	30,306
Odakyu Electric Railway Co. Ltd.	1,300	30,506
OMRON Corp.	900	48,072
Oriental Land Co. Ltd.	900	99,134
Osaka Gas Co. Ltd.	1,700	31,361
Otsuka Corp.	500	19,615
Panasonic Corp. (c)	10,400	95,765
Rakuten, Inc. (c)	4,100	45,455
Recruit Holdings Co. Ltd. (c)	5,200	155,400
Resona Holdings, Inc.	9,800	41,322
Rinnai Corp.	200	13,430
Secom Co. Ltd.	1,000	83,828
Sekisui Chemical Co. Ltd. (c)	1,800	28,779
Sekisui House Ltd.	3,000	48,261
Seven & i Holdings Co. Ltd. (c)	3,600	124,586
Sharp Corp.	900	9,986
Shimadzu Corp.	1,000	26,698
SHIMIZU Corp. (c)	2,700	23,002
Shin-Etsu Chemical Co. Ltd.	1,700	161,032
Shiseido Co. Ltd.	1,800	140,872
Showa Denko K.K. (c)	700	23,659
Sohgo Security Services Co., Ltd.	300	13,344
Sony Corp. (c)	6,000	302,209
Stanley Electric Co. Ltd.	600	16,213
Sumitomo Chemical Co. Ltd.	7,100	35,183
Sumitomo Electric Industries Ltd. (d)	3,400	45,005
Sumitomo Heavy Industries Ltd.	500	17,617
Sumitomo Metal Mining Co. Ltd. (c)	1,100	34,354
Sumitomo Mitsui Trust Holdings, Inc.	1,500	52,337
Sumitomo Rubber Industries Ltd.	800	9,817
Suntory Beverage & Food Ltd. (c)	700	30,791
Sysmex Corp.	800	45,618
T&D Holdings, Inc.	2,700	29,001
Taisei Corp.	1,000	43,763
Takashimaya Co. Ltd. (c)	800	8,970
Takeda Pharmaceutical Co. Ltd. (c)	7,000	258,312
TDK Corp.	600	52,193
Teijin Ltd.	800	13,695
Tobu Railway Co. Ltd. (c)	900	25,369
Toho Co. Ltd. (c)	600	25,073
Toho Gas Co. Ltd. (c)	400	16,446
Tokyo Electron Ltd.	700	110,880
Tokyo Gas Co. Ltd.	1,800	45,681
Tokyu Corp.	2,400	39,039
Tokyu Fudosan Holdings Corp. (c)	3,100	17,421
Toppan Printing Co. Ltd. (c)	1,200	19,401
Toray Industries, Inc.	6,500	44,480
Toto Ltd. (c)	700	29,472
Toyo Suisan Kaisha Ltd.	400	15,207
Toyoda Gosei Co. Ltd.	300	6,221
Toyota Tsusho Corp. (c)	1,000	33,036
Unicharm Corp.	1,900	62,239
USS Co. Ltd. (c)	1,100	20,994
West Japan Railway Co. (c)	800	59,335
Yakult Honsha Co. Ltd.	600	40,666
Yamada Denki Co. Ltd.	2,600	12,300
Yamaha Corp. (c)	700	36,133
Yamaha Motor Co. Ltd. (c)	1,300	26,701
Yaskawa Electric Corp. (d)	1,100	40,437
Yokogawa Electric Corp. (c)	1,100	22,890

TOTAL JAPAN		7,764,386

Korea (South) - 2.2%
AMOREPACIFIC Corp.	149	26,625
AMOREPACIFIC Group, Inc.	147	9,497
BS Financial Group, Inc.	1,354	8,154
CJ CheilJedang Corp.	39	10,554
CJ Corp.	53	5,441
Daelim Industrial Co.	161	13,389
DGB Financial Group Co. Ltd.	615	4,449
GS Engineering & Construction Corp.	248	8,650
GS Holdings Corp.	248	11,079
Hana Financial Group, Inc.	1,404	44,387
Hankook Tire Co. Ltd.	342	11,679
Hanon Systems	1,094	11,795
Hanwha Chemical Corp.	552	9,769
Hotel Shilla Co.	155	15,313
Hyundai Engineering & Construction Co. Ltd.	405	18,267
Hyundai Fire & Marine Insurance Co. Ltd.	318	10,450
Industrial Bank of Korea	1,121	13,627
KB Financial Group, Inc.	1,855	73,506
Korea Gas Corp. (a)	90	3,568
LG Chemical Ltd.	212	65,749
LG Corp.	454	28,472
LG Display Co. Ltd.	1,154	19,693
LG Electronics, Inc.	528	34,383
LG Household & Health Care Ltd.	44	53,752
LG Innotek Co. Ltd.	79	8,314
Lotte Chemical Corp.	83	19,145
Lotte Confectionery Co. Ltd. (a)	116	4,888
NAVER Corp.	652	66,936
Oci Co. Ltd.	100	7,998
S-Oil Corp.	221	17,505
Samsung Card Co. Ltd.	131	4,175
Samsung Electro-Mechanics Co. Ltd.	281	26,193
Samsung Fire & Marine Insurance Co. Ltd.	151	39,436
Samsung SDI Co. Ltd.	253	51,404
Samsung SDS Co. Ltd.	168	31,319
Shinhan Financial Group Co. Ltd.	1,997	75,745
SK C&C Co. Ltd.	157	34,596
SK Energy Co. Ltd.	299	46,879
SK Hynix, Inc.	2,737	185,757
SK Telecom Co. Ltd.	90	19,157
Woongjin Coway Co. Ltd.	260	19,612
Yuhan Corp.	54	11,389

TOTAL KOREA (SOUTH)		1,182,696

Luxembourg - 0.1%
Millicom International Cellular SA (depository receipt)	324	18,951
SES SA (France) (depositary receipt)	1,755	29,861
Tenaris SA	2,236	30,995

TOTAL LUXEMBOURG		79,807

Malaysia - 0.7%
Alliance Bank Malaysia Bhd	3,700	3,633
AMMB Holdings Bhd	10,600	11,460
Axiata Group Bhd	13,031	12,513
Bumiputra-Commerce Holdings Bhd	21,617	27,554
DiGi.com Bhd	12,900	14,352
Hap Seng Consolidated Bhd	3,900	9,320
Hartalega Holdings Bhd	5,800	7,056
Hong Leong Bank Bhd	2,800	13,531
IHH Healthcare Bhd	10,600	14,255
IOI Properties Group Bhd	6,600	2,187
Malayan Banking Bhd	16,340	36,557
Malaysia Airports Holdings Bhd	4,700	8,674
Maxis Bhd	10,300	13,353
MISC Bhd	4,200	7,009
Nestle (Malaysia) BHD	300	10,601
Petronas Dagangan Bhd	800	4,679
PPB Group Bhd	2,700	12,251
Press Metal Bhd	5,100	5,859
Public Bank Bhd	13,600	74,011
RHB Capital Bhd	5,400	7,784
Sime Darby Bhd	8,200	4,601
Sime Darby Property Bhd	10,500	2,819
SP Setia Bhd	5,585	3,066
Telekom Malaysia Bhd	4,200	2,956
Tenaga Nasional Bhd	14,600	43,364
Top Glove Corp. Bhd	7,000	8,245
Westports Holdings Bhd	4,700	4,320
YTL Corp. Bhd	21,580	5,898

TOTAL MALAYSIA		371,908

Mexico - 0.5%
Alfa SA de CV Series A	13,900	14,048
Alsea S.A.B. de CV	2,100	4,695
CEMEX S.A.B. de CV unit (a)	74,200	34,325
Coca-Cola FEMSA S.A.B. de CV unit	2,400	15,309
Embotelladoras Arca S.A.B. de CV	2,200	12,488
Fomento Economico Mexicano S.A.B. de CV unit	9,200	89,745
Gruma S.A.B. de CV Series B	1,000	9,995
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,025	16,883
Grupo Bimbo S.A.B. de CV Series A	7,200	16,035
Industrias Penoles SA de CV	745	8,550
Infraestructura Energetica Nova S.A.B. de CV	2,600	11,365
Kimberly-Clark de Mexico SA de CV Series A	7,100	12,273

TOTAL MEXICO		245,711

Netherlands - 4.0%
AEGON NV	8,615	44,972
Akzo Nobel NV	1,067	90,594
ASML Holding NV (Netherlands)	1,935	402,677
CNH Industrial NV	4,843	52,516
EXOR NV	493	32,823
ING Groep NV (Certificaten Van Aandelen)	18,437	235,257
Koninklijke Ahold Delhaize NV	5,604	135,065
Koninklijke DSM NV	861	98,474
Koninklijke KPN NV	15,641	48,070
Koninklijke Philips Electronics NV	4,385	188,308
NN Group NV	1,470	64,005
QIAGEN NV (Germany) (a)	1,137	43,907
STMicroelectronics NV (France)	3,173	58,271
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	654	112,413
Unilever NV (Certificaten Van Aandelen) (Bearer)	7,268	439,747
Vopak NV	366	16,318
Wolters Kluwer NV	1,317	91,849

TOTAL NETHERLANDS		2,155,266

New Zealand - 0.1%
Auckland International Airport Ltd.	4,753	25,301
Fletcher Building Ltd.	3,912	13,482
Meridian Energy Ltd.	6,758	18,325
Ryman Healthcare Group Ltd.	1,777	14,420

TOTAL NEW ZEALAND		71,528

Norway - 0.6%
Aker Bp ASA	473	15,598
Equinor ASA	5,480	122,241
Marine Harvest ASA	2,101	45,515
Norsk Hydro ASA	6,525	28,104
Orkla ASA	4,096	32,113
Schibsted ASA (B Shares)	441	10,550
Telenor ASA	3,445	69,160

TOTAL NORWAY		323,281

Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	9,980	10,720
Aboitiz Power Corp.	6,600	4,807
Alliance Global Group, Inc.	13,100	3,786
Ayala Land, Inc.	34,900	33,005
Bank of the Philippine Islands (BPI)	4,852	7,954
BDO Unibank, Inc.	10,210	26,432
Globe Telecom, Inc.	110	3,783
JG Summit Holdings, Inc.	13,100	16,704
Manila Electric Co.	1,150	8,554
Metropolitan Bank & Trust Co.	6,772	9,714
Philippine Long Distance Telephone Co.	535	12,707
SM Investments Corp.	1,050	19,272
SM Prime Holdings, Inc.	48,700	39,000

TOTAL PHILIPPINES		196,438

Poland - 0.3%
Bank Handlowy w Warszawie SA	127	2,067
Bank Millennium SA (a)	3,216	8,117
Bank Polska Kasa Opieki SA	768	22,850
Bank Zachodni WBK SA	153	15,887
BRE Bank SA	55	6,376
CD Projekt RED SA	293	16,477
Jastrzebska Spolka Weglowa SA (a)	316	4,800
KGHM Polska Miedz SA (Bearer) (a)	613	16,498
Polish Oil & Gas Co. SA	7,636	11,590
Polski Koncern Naftowy Orlen SA	1,425	36,514
Powszechny Zaklad Ubezpieczen SA	3,109	34,170

TOTAL POLAND		175,346

Portugal - 0.2%
Energias de Portugal SA	12,269	46,498
Galp Energia SGPS SA Class B	2,419	40,616
Jeronimo Martins SGPS SA	1,123	18,289

TOTAL PORTUGAL		105,403

Qatar - 0.0%
Qatar Telecom (Qtel) Q.S.C. (a)	274	4,892
The Commercial Bank of Qatar (a)	952	13,310

TOTAL QATAR		18,202

Russia - 0.6%
Inter Rao Ues JSC	195,000	11,823
Lukoil PJSC	2,306	196,788
NOVATEK OAO GDR (Reg. S)	420	80,934
PhosAgro OJSC GDR (Reg. S)	397	4,998
Polyus PJSC	118	9,194
RusHydro PJSC rights (a)	10,617	0

TOTAL RUSSIA		303,737

Singapore - 0.9%
Ascendas Real Estate Investment Trust	11,800	26,028
BOC Aviation Ltd. Class A (b)	800	6,884
CapitaCommercial Trust (REIT)	13,181	18,801
CapitaLand Ltd.	12,500	32,442
CapitaMall Trust	12,600	22,419
City Developments Ltd.	1,900	12,489
DBS Group Holdings Ltd.	8,500	176,550
Jardine Cycle & Carriage Ltd.	500	13,058
Keppel Corp. Ltd.	6,900	34,345
Singapore Airlines Ltd.	2,200	15,658
Singapore Press Holdings Ltd.	6,600	12,180
Singapore Telecommunications Ltd.	38,400	89,499
UOL Group Ltd.	2,700	15,047

TOTAL SINGAPORE		475,400

South Africa - 2.6%
Anglo American Platinum Ltd.	248	12,517
Aspen Pharmacare Holdings Ltd.	2,050	14,746
Barclays Africa Group Ltd.	3,402	39,064
Bidcorp Ltd.	1,545	32,625
Bidvest Group Ltd.	1,593	24,176
Clicks Group Ltd.	1,270	17,371
Exxaro Resources Ltd.	1,184	13,519
FirstRand Ltd.	15,666	74,371
Foschini Ltd.	993	12,825
Growthpoint Properties Ltd.	12,550	21,828
Hyprop Investments Ltd.	1,427	6,983
Investec Ltd.	1,441	9,202
Kumba Iron Ore Ltd.	304	9,109
Liberty Holdings Ltd.	468	3,386
Life Healthcare Group Holdings Ltd.	6,527	11,886
Mondi Ltd.	491	10,822
Mr Price Group Ltd.	1,290	19,535
MTN Group Ltd.	7,861	56,805
MultiChoice Group Ltd. (a)	95	853
Naspers Ltd. Class N	2,070	532,509
Nedbank Group Ltd.	1,924	35,785
Netcare Ltd.	6,011	10,076
Old Mutual Ltd.	1	2
Pick 'n Pay Stores Ltd.	1,934	9,379
Redefine Properties Ltd.	26,806	18,458
Remgro Ltd.	2,480	33,659
Resilient Property Income Fund Ltd.	1,010	4,009
RMB Holdings Ltd.	3,018	17,612
Sanlam Ltd.	8,545	45,697
Sappi Ltd.	2,386	11,372
Sasol Ltd.	2,688	89,178
Shoprite Holdings Ltd.	2,212	26,649
Spar Group Ltd.	980	13,290
Standard Bank Group Ltd.	6,024	83,801
Vodacom Group Ltd.	3,154	25,426
Woolworths Holdings Ltd.	4,819	16,072

TOTAL SOUTH AFRICA		1,364,597

Spain - 2.6%
Amadeus IT Holding SA Class A	2,084	165,769
Banco Bilbao Vizcaya Argentaria SA	31,723	192,903
Banco de Sabadell SA	28,141	32,699
Bankinter SA	3,238	25,851
CaixaBank SA	17,061	54,382
Enagas SA	1,117	31,822
Ferrovial SA	2,326	57,290
Gas Natural SDG SA	1,620	46,006
Grifols SA	1,466	40,679
Iberdrola SA	29,218	265,515
Inditex SA	5,153	155,876
Red Electrica Corporacion SA	2,099	43,562
Repsol SA	6,570	111,484
Telefonica SA	22,117	184,397

TOTAL SPAIN		1,408,235

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	4,699	100,453
Atlas Copco AB:
(A Shares)	2,910	90,834
(B Shares)	2,068	58,901
Boliden AB	1,306	38,866
Essity AB Class B	2,853	84,594
H&M Hennes & Mauritz AB (B Shares)	4,073	71,070
Husqvarna AB (B Shares)	1,925	17,576
ICA Gruppen AB	371	13,424
Investor AB (B Shares)	2,101	100,200
Kinnevik AB (B Shares)	1,198	34,911
Lundbergfoeretagen AB	377	12,894
Sandvik AB	5,305	98,240
Skandinaviska Enskilda Banken AB (A Shares)	7,825	74,710
Skanska AB (B Shares)	1,673	29,134
SKF AB (B Shares)	1,815	33,690
Svenska Handelsbanken AB (A Shares)	7,272	79,433
Swedbank AB (A Shares)	4,316	70,520
Tele2 AB (B Shares)	2,442	32,624
Telefonaktiebolaget LM Ericsson (B Shares)	14,468	143,120
TeliaSonera AB	13,540	57,688

TOTAL SWEDEN		1,242,882

Switzerland - 4.6%
ABB Ltd. (Reg.)	8,671	178,351
Adecco SA (Reg.)	751	43,131
Clariant AG (Reg.)	994	20,427
Coca-Cola HBC AG	928	33,169
Compagnie Financiere Richemont SA Series A	2,475	180,928
Galenica AG	231	30,197
Givaudan SA	43	111,367
Kuehne & Nagel International AG	254	36,905
Lafargeholcim Ltd. (Reg.)	2,280	117,205
Lindt & Spruengli AG (participation certificate)	5	33,245
Lonza Group AG	354	109,326
Roche Holding AG (participation certificate)	3,340	881,304
SGS SA (Reg.)	25	65,964
Sika AG	601	92,012
Sonova Holding AG Class B	269	54,251
Straumann Holding AG	49	39,558
Swiss Re Ltd.	1,425	137,137
Swisscom AG	124	57,768
Zurich Insurance Group Ltd.	714	227,664

TOTAL SWITZERLAND		2,449,909

Taiwan - 3.8%
Acer, Inc.	15,000	10,169
Advantech Co. Ltd.	2,000	16,180
ASE Technology Holding Co. Ltd.	16,000	37,166
ASUSTeK Computer, Inc.	3,000	22,911
AU Optronics Corp.	36,000	12,875
Catcher Technology Co. Ltd.	3,000	23,736
Cheng Shin Rubber Industry Co. Ltd.	9,000	12,014
Chicony Electronics Co. Ltd.	2,010	4,950
China Airlines Ltd.	23,000	7,294
China Steel Corp.	61,000	49,251
Chinatrust Financial Holding Co. Ltd.	82,000	56,123
Chunghwa Telecom Co. Ltd.	18,000	64,838
Compal Electronics, Inc.	22,000	14,203
Delta Electronics, Inc.	10,000	52,586
E.SUN Financial Holdings Co. Ltd.	47,326	38,823
ECLAT Textile Co. Ltd.	1,000	14,239
EVA Airways Corp.	17,752	8,703
Evergreen Marine Corp. (Taiwan)	8,041	3,526
Far Eastern Textile Ltd.	14,000	15,268
Far EasTone Telecommunications Co. Ltd.	7,000	17,170
Feng Tay Enterprise Co. Ltd.	2,000	16,213
First Financial Holding Co. Ltd.	43,330	30,918
Fubon Financial Holding Co. Ltd.	31,000	45,745
Giant Manufacturing Co. Ltd.	2,000	15,242
HIWIN Technologies Corp.	1,064	10,106
Hotai Motor Co. Ltd.	1,000	15,112
Innolux Corp.	41,000	13,135
Inventec Corp.	13,000	10,433
Lite-On Technology Corp.	9,000	12,684
MediaTek, Inc.	7,000	66,937
Micro-Star International Co. Ltd.	3,000	8,310
Nan Ya Plastics Corp.	24,000	60,656
President Chain Store Corp.	3,000	27,959
Quanta Computer, Inc.	13,000	24,905
Ruentex Development Co. Ltd.	2,400	3,293
Sinopac Holdings Co.	48,720	18,762
Standard Foods Corp.	2,040	3,611
Taishin Financial Holdings Co. Ltd.	41,688	18,887
Taiwan Business Bank	14,747	6,085
Taiwan High Speed Rail Corp.	8,000	9,734
Taiwan Mobile Co. Ltd.	7,000	25,597
Taiwan Semiconductor Manufacturing Co. Ltd.	116,000	973,908
Unified-President Enterprises Corp.	22,000	52,256
United Microelectronics Corp.	58,000	25,290
Vanguard International Semiconductor Corp.	5,000	11,083
Wistron Corp.	16,264	13,474
Yuanta Financial Holding Co. Ltd.	49,000	28,383

TOTAL TAIWAN		2,030,743

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	4,500	26,788
Airports of Thailand PCL (For. Reg.)	20,300	43,567
Bangkok Dusit Medical Services PCL (For. Reg.)	16,900	13,502
Banpu PCL (For. Reg.)	7,800	4,008
BTS Group Holdings PCL	34,033	12,582
Bumrungrad Hospital PCL (For. Reg.)	2,100	11,646
C.P. ALL PCL (For. Reg.)	22,100	53,662
Central Pattana PCL (For. Reg.)	6,000	14,193
Electricity Generating PCL (For. Reg.)	400	3,710
Energy Absolute PCL	7,600	13,275
Glow Energy PCL (For. Reg.)	2,000	5,734
Home Product Center PCL (For. Reg.)	22,000	10,822
Indorama Ventures PCL (For. Reg.)	7,000	10,034
IRPC PCL (For. Reg.)	36,800	6,514
Kasikornbank PCL	2,800	16,756
Kasikornbank PCL (For. Reg.)	5,800	34,617
Krung Thai Bank PCL (For. Reg.)	17,400	10,303
Land & House PCL (For. Reg.)	10,300	3,614
Minor International PCL (For. Reg.)	10,600	12,454
PTT Global Chemical PCL (For. Reg.)	9,300	20,032
Robinsons Department Store PCL (For. Reg.)	1,800	3,285
Siam Cement PCL (For. Reg.)	1,600	23,160
Siam Commercial Bank PCL (For. Reg.)	8,800	36,118
Thai Oil PCL (For. Reg.)	5,400	11,716
TMB PCL (For. Reg.)	39,800	2,519
True Corp. PCL (For. Reg.)	53,200	8,584

TOTAL THAILAND		413,195

Turkey - 0.1%
Arcelik A/S (a)	752	2,311
Koc Holding A/S	4,038	10,963
Tupras Turkiye Petrol Rafinerileri A/S	506	10,456
Turk Sise ve Cam Fabrikalari A/S	4,299	4,395

TOTAL TURKEY		28,125

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	10,553	28,385
DP World Ltd.	752	15,040
Dubai Islamic Bank Pakistan Ltd. (a)	6,353	8,942
National Bank of Abu Dhabi PJSC (a)	12,762	55,590

TOTAL UNITED ARAB EMIRATES		107,957

United Kingdom - 7.3%
3i Group PLC	4,671	65,204
Associated British Foods PLC	1,709	57,028
Aviva PLC	18,220	102,326
Barratt Developments PLC	4,683	36,750
Berkeley Group Holdings PLC	576	28,211
British Land Co. PLC	4,323	33,485
BT Group PLC	39,599	118,164
Burberry Group PLC	1,886	49,605
Coca-Cola European Partners PLC	1,050	56,270
Compass Group PLC	7,459	169,721
ConvaTec Group PLC (b)	6,431	11,619
Croda International PLC	591	39,928
easyJet PLC	851	12,911
GlaxoSmithKline PLC	23,506	482,889
InterContinental Hotel Group PLC	804	52,085
Intertek Group PLC	755	52,672
Investec PLC	3,294	20,833
ITV PLC	17,318	30,859
J Sainsbury PLC	8,439	24,485
John Wood Group PLC	3,427	21,026
Johnson Matthey PLC	892	38,815
Kingfisher PLC	10,157	35,023
Legal & General Group PLC	27,927	101,312
London Stock Exchange Group PLC	1,472	96,509
Marks & Spencer Group PLC	7,874	29,372
Meggitt PLC	3,652	25,925
Merlin Entertainments PLC (b)	3,224	15,395
Mondi PLC	1,729	37,889
National Grid PLC	15,913	173,495
Next PLC	645	48,497
NMC Health PLC	541	19,908
Pearson PLC	3,690	39,973
Prudential PLC	12,217	277,587
Reckitt Benckiser Group PLC	3,172	256,635
RELX PLC (London Stock Exchange)	9,270	212,629
Royal Mail PLC	3,831	12,629
RSA Insurance Group PLC	4,923	34,794
Schroders PLC	600	24,779
Scottish & Southern Energy PLC	4,826	72,210
Segro PLC	4,870	43,082
Smith & Nephew PLC	4,138	79,998
Standard Chartered PLC (United Kingdom)	13,210	120,581
Standard Life PLC	11,692	42,522
Taylor Wimpey PLC	15,729	37,206
Tesco PLC	46,053	150,254
Unilever PLC	5,195	314,895
Whitbread PLC	861	50,074
WM Morrison Supermarkets PLC	10,452	29,426

TOTAL UNITED KINGDOM		3,887,485

TOTAL COMMON STOCKS
(Cost $49,079,192)		49,980,071

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.9%
Banco Bradesco SA (PN)	19,164	173,894
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	700	17,227
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,830	14,398
Itau Unibanco Holding SA	23,050	198,868
Itausa-Investimentos Itau SA (PN)	21,532	65,402
Telefonica Brasil SA	2,200	26,129

TOTAL BRAZIL		495,918

Chile - 0.1%
Embotelladora Andina SA Class B	1,516	5,412
Sociedad Quimica y Minera de Chile SA (PN-B)	601	21,429

TOTAL CHILE		26,841

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	335	24,723
Henkel AG & Co. KGaA	801	81,072
Sartorius AG (non-vtg.)	169	30,935

TOTAL GERMANY		136,730

Korea (South) - 0.0%
AMOREPACIFIC Corp.	60	6,031
CJ Corp. (a)(e)	7	221
LG Chemical Ltd.	41	7,062
LG Household & Health Care Ltd.	12	8,340

TOTAL KOREA (SOUTH)		21,654

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $682,527)		681,143
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19(f)
(Cost $99,055)	100,000	99,115
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.49% (g)
(Cost $2,092,417)	2,091,999	2,092,417
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $51,953,191)		52,852,746
NET OTHER ASSETS (LIABILITIES) - 0.9%		454,140
NET ASSETS - 100%		$53,306,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18	June 2019	$1,725,300	$29,811	$29,811
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	June 2019	702,130	11,321	11,321
TME S&P/TSX 60 Index Contracts (Canada)	1	June 2019	148,302	153	153
TOTAL FUTURES CONTRACTS					$41,285

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,378 or 0.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,115.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,669
Fidelity Securities Lending Cash Central Fund	2
Total	$20,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,848,149	$971,779	$2,876,370	$--
Consumer Discretionary	6,513,178	4,598,023	1,915,155	--
Consumer Staples	4,431,051	2,677,872	1,753,179	--
Energy	2,781,425	1,810,258	971,167	--
Financials	11,170,709	7,123,254	4,047,455	--
Health Care	4,062,896	1,515,952	2,546,944	--
Industrials	5,683,303	4,069,107	1,613,975	221
Information Technology	5,092,261	2,724,587	2,367,674	--
Materials	3,841,394	2,635,256	1,206,138	--
Real Estate	1,546,707	1,546,707	--	--
Utilities	1,690,141	1,093,370	596,771	--
Government Obligations	99,115	--	99,115	--
Money Market Funds	2,092,417	2,092,417	--	--
Total Investments in Securities:	$52,852,746	$32,858,582	$19,993,943	$221
Derivative Instruments:
Assets
Futures Contracts	$41,285	$41,285	$--	$--
Total Assets	$41,285	$41,285	$--	$--
Total Derivative Instruments:	$41,285	$41,285	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$41,285	$0
Total Equity Risk	41,285	0
Total Value of Derivatives	$41,285	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,860,774)	$50,760,329
Fidelity Central Funds (cost $2,092,417)	2,092,417
Total Investment in Securities (cost $51,953,191)		$52,852,746
Segregated cash with brokers for derivative instruments		11,342
Foreign currency held at value (cost $464,267)		464,755
Receivable for securities sold on a delayed delivery basis		33,812
Receivable for fund shares sold		142,376
Dividends receivable		181,625
Distributions receivable from Fidelity Central Funds		3,842
Total assets		53,690,498
Liabilities
Payable for investments purchased on a delayed delivery basis	$282,767
Payable for fund shares redeemed	76,659
Accrued management fee	7,253
Payable for daily variation margin on futures contracts	612
Other affiliated payables	1,280
Other payables and accrued expenses	15,041
Total liabilities		383,612
Net Assets		$53,306,886
Net Assets consist of:
Paid in capital		$53,205,272
Total distributable earnings (loss)		101,614
Net Assets		$53,306,886
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($53,306,886 ÷ 5,029,130 shares)		$10.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$660,242
Interest		2,341
Income from Fidelity Central Funds		20,671
Income before foreign taxes withheld		683,254
Less foreign taxes withheld		(69,577)
Total income		613,677
Expenses
Management fee	$37,747
Transfer agent fees	6,661
Independent trustees' fees and expenses	91
Commitment fees	61
Total expenses before reductions	44,560
Expense reductions	(41)
Total expenses after reductions		44,519
Net investment income (loss)		569,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,059,742)
Foreign currency transactions	(1,041)
Futures contracts	72,193
Total net realized gain (loss)		(988,590)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $11,148)	4,667,229
Assets and liabilities in foreign currencies	3,854
Futures contracts	253,965
Total change in net unrealized appreciation (depreciation)		4,925,048
Net gain (loss)		3,936,458
Net increase (decrease) in net assets resulting from operations		$4,505,616

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$569,158	$847,685
Net realized gain (loss)	(988,590)	(219,778)
Change in net unrealized appreciation (depreciation)	4,925,048	(4,778,704)
Net increase (decrease) in net assets resulting from operations	4,505,616	(4,150,797)
Distributions to shareholders	(817,712)	(262,953)
Share transactions - net increase (decrease)	10,213,082	25,998,506
Total increase (decrease) in net assets	13,900,986	21,584,756
Net Assets
Beginning of period	39,405,900	17,821,144
End of period	$53,306,886	$39,405,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.29	.11
Net realized and unrealized gain (loss)	.81	(1.24)	.85
Total from investment operations	.94	(.95)	.96
Distributions from net investment income	(.21)	(.09)	–
Distributions from net realized gain	–	(.05)	–
Total distributions	(.21)	(.14)	–
Net asset value, end of period	$10.60	$9.87	$10.96
Total ReturnC,D	9.80%	(8.77)%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G	.20%	.20%G
Expenses net of fee waivers, if any	.20%G	.20%	.20%G
Expenses net of all reductions	.20%G	.20%	.20%G
Net investment income (loss)	2.56%G	2.70%	2.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$53,307	$3,810	$1,968
Portfolio turnover rateH	23%G	10%	4%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity International Sustainability Index (formerly Institutional Class). All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,725,734
Gross unrealized depreciation	(3,695,050)
Net unrealized appreciation (depreciation)	$30,684
Tax cost	$52,863,347

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(295,207)
Long-term	(148,814)
Total capital loss carryforward	$(444,021)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,459,665 and $4,776,026, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .17% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .20% of each class' average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11% and .035% of class-level average net assets for Investor Class, Premium Class and Fidelity International Sustainability Index Fund, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each Class pays a portion of the transfer agent fees at an annual rate of .03%, of class-level average net assets.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$71
Premium Class	233
Fidelity International Sustainability Index Fund	6,357
$ 6,661

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $41.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Investor Class	$–	$47,203
Premium Class	–	189,289
Fidelity International Sustainability Index Fund	817,712	26,461
Total	$817,712	$262,953

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Investor Class
Shares sold	6,889	1,146,028	$69,117	$12,374,253
Reinvestment of distributions	–	4,265	–	46,448
Shares redeemed	(851,235)	(624,061)	(8,545,243)	(6,818,242)
Net increase (decrease)	(844,346)	526,232	$(8,476,126)	$5,602,459
Premium Class
Shares sold	28,614	2,451,631	$289,153	$27,025,980
Reinvestment of distributions	–	16,544	–	180,162
Shares redeemed	(2,791,033)	(834,454)	(28,027,291)	(8,899,236)
Net increase (decrease)	(2,762,419)	1,633,721	$(27,738,138)	$18,306,906
Fidelity International Sustainability Index Fund
Shares sold	5,655,353	280,870	$56,568,329	$2,864,880
Reinvestment of distributions	79,727	1,939	761,388	21,115
Shares redeemed	(1,091,875)	(76,433)	(10,902,371)	(796,854)
Net increase (decrease)	4,643,205	206,376	$46,427,346	$2,089,141

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity International Sustainability Index Fund	.20%
Actual		$1,000.00	$1,098.00	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ISY-SANN-0619
1.9883819.101

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	26.7%
United Kingdom	18.2%
France	14.4%
Germany	7.7%
Spain	4.8%
Italy	3.5%
Netherlands	3.2%
Hong Kong	3.1%
Belgium	2.9%
Other*	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.7
Sanofi SA (France, Pharmaceuticals)	2.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.5
Sony Corp. (Japan, Household Durables)	2.1
Bayer AG (Germany, Pharmaceuticals)	2.1
BNP Paribas SA (France, Banks)	2.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.7
Sumitomo Mitsui Financial Group, Inc. (Japan, Banks)	1.7
Honda Motor Co. Ltd. (Japan, Automobiles)	1.7
22.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	19.1
Industrials	14.1
Consumer Discretionary	12.8
Consumer Staples	9.1
Materials	8.9
Health Care	8.8
Energy	7.4
Communication Services	6.9
Information Technology	4.4
Real Estate	3.6

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.8%
Bendigo & Adelaide Bank Ltd.	72,541	$526,719
BlueScope Steel Ltd.	121,660	1,153,529
Qantas Airways Ltd.	184,886	731,182
Rio Tinto Ltd.	82,085	5,518,663
South32 Ltd.	1,136,276	2,675,399
Westpac Banking Corp.	60,000	1,165,584

TOTAL AUSTRALIA		11,771,076

Austria - 0.5%
OMV AG	31,842	1,705,343
Raiffeisen International Bank-Holding AG	29,822	795,067
Voestalpine AG	24,873	798,707

TOTAL AUSTRIA		3,299,117

Bailiwick of Jersey - 0.5%
WPP PLC	278,758	3,478,286
Belgium - 2.9%
Anheuser-Busch InBev SA NV	188,368	16,747,261
UCB SA	28,387	2,251,644

TOTAL BELGIUM		18,998,905

Bermuda - 1.2%
Hongkong Land Holdings Ltd.	257,964	1,798,009
Jardine Matheson Holdings Ltd.	69,970	4,604,026
Jardine Strategic Holdings Ltd.	39,195	1,482,355

TOTAL BERMUDA		7,884,390

Cayman Islands - 1.0%
CK Hutchison Holdings Ltd.	614,000	6,449,317
Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	2,117	2,729,012
Danske Bank A/S	154,532	2,740,637
H Lundbeck A/S	13,604	572,258
Pandora A/S	24,330	1,020,527

TOTAL DENMARK		7,062,434

France - 14.4%
Altran Technologies SA	52,287	680,576
Atos Origin SA	20,755	2,136,529
BNP Paribas SA	253,168	13,476,913
Bouygues SA	50,111	1,885,099
Capgemini SA	35,143	4,260,912
Carrefour SA	87,552	1,705,705
Compagnie de St. Gobain	120,806	4,953,039
Credit Agricole SA	270,619	3,712,126
Eiffage SA	16,253	1,697,154
ENGIE	405,329	6,003,218
Eutelsat Communications	38,090	687,393
Faurecia SA	16,464	836,142
Ingenico SA	13,963	1,177,073
Korian	18,127	729,078
Michelin CGDE Series B	39,817	5,148,756
Peugeot Citroen SA	124,050	3,250,181
Publicis Groupe SA	48,368	2,874,815
Renault SA	45,774	3,122,506
Rexel SA	66,745	896,837
Sanofi SA	196,655	17,158,011
Societe Generale Series A	167,365	5,307,395
Total SA	208,002	11,562,987
Valeo SA	53,126	1,928,803

TOTAL FRANCE		95,191,248

Germany - 7.7%
Bayer AG	206,211	13,724,527
Bayerische Motoren Werke AG (BMW)	81,189	6,911,574
Commerzbank AG	232,620	2,090,384
Continental AG	23,882	3,947,193
Covestro AG (a)	37,633	2,057,697
Deutsche Lufthansa AG	52,368	1,263,998
Freenet AG	28,317	663,791
Fresenius Medical Care AG & Co. KGaA	46,863	3,949,776
Fresenius SE & Co. KGaA	90,559	5,137,460
HeidelbergCement Finance AG	32,467	2,621,879
Merck KGaA	28,579	3,041,303
ProSiebenSat.1 Media AG	51,522	814,488
Rheinmetall AG	9,632	1,105,173
RWE AG	102,362	2,614,206
Uniper SE	42,889	1,299,297

TOTAL GERMANY		51,242,746

Hong Kong - 3.1%
Bank of East Asia Ltd.	327,124	1,032,062
Fosun International Ltd.	529,000	819,988
Hang Lung Group Ltd.	190,000	565,534
Henderson Land Development Co. Ltd.	331,300	2,039,796
Link (REIT)	390,000	4,548,873
New World Development Co. Ltd.	1,264,000	2,091,413
Sun Hung Kai Properties Ltd.	272,000	4,694,677
Swire Pacific Ltd. (A Shares)	139,500	1,765,800
Swire Properties Ltd.	232,800	945,171
Wharf Holdings Ltd.	256,000	735,876
Wheelock and Co. Ltd.	172,000	1,224,531

TOTAL HONG KONG		20,463,721

Italy - 3.5%
Atlantia SpA	103,993	2,836,650
Intesa Sanpaolo SpA	3,484,045	9,128,255
Leonardo SpA	86,934	1,003,816
Mediobanca SpA	81,270	861,390
Telecom Italia SpA (b)	3,778,634	2,115,187
UniCredit SpA	467,196	6,461,007
Unione di Banche Italiane SCpA	225,189	702,150

TOTAL ITALY		23,108,455

Japan - 26.7%
Agc, Inc.	50,300	1,709,103
Aisin Seiki Co. Ltd.	40,400	1,561,309
Alfresa Holdings Corp.	33,500	930,764
Brother Industries Ltd.	58,000	1,136,622
Canon, Inc.	11,600	321,878
Coca-Cola West Co. Ltd.	25,100	616,713
Electric Power Development Co. Ltd.	38,400	889,376
Fujifilm Holdings Corp.	95,600	4,448,947
Fujitsu Ltd.	45,800	3,344,701
Haseko Corp.	66,500	800,543
Hitachi Construction Machinery Co. Ltd.	23,300	617,038
Hitachi Ltd.	213,800	7,080,284
Honda Motor Co. Ltd.	400,500	11,175,132
Idemitsu Kosan Co. Ltd.	37,600	1,216,823
Iida Group Holdings Co. Ltd.	41,000	691,584
Itochu Corp.	325,900	5,851,250
J. Front Retailing Co. Ltd.	59,800	727,402
JFE Holdings, Inc.	127,700	2,183,837
JTEKT Corp.	54,700	701,704
JX Holdings, Inc.	748,700	3,634,114
Kajima Corp.	111,100	1,640,644
Kansai Electric Power Co., Inc.	178,500	2,156,037
KDDI Corp.	333,300	7,681,748
Kobe Steel Ltd.	80,600	614,295
Konica Minolta, Inc.	111,100	1,111,050
Marubeni Corp.	384,300	2,743,004
Mazda Motor Corp.	132,700	1,567,098
Medipal Holdings Corp.	44,900	1,005,660
Mitsubishi Chemical Holdings Corp.	333,100	2,359,614
Mitsubishi Corp.	351,600	9,645,761
Mitsubishi Gas Chemical Co., Inc.	47,100	701,881
Mitsubishi Heavy Industries Ltd.	74,600	3,094,633
Mitsubishi Motors Corp. of Japan	151,600	847,855
Mitsubishi Tanabe Pharma Corp.	54,600	685,226
Mitsubishi UFJ Financial Group, Inc.	1,224,700	6,076,381
Mitsui & Co. Ltd.	385,300	6,205,200
Mizuho Financial Group, Inc.	3,235,700	5,053,282
New Hampshire Foods Ltd.	23,800	955,034
Nikon Corp.	88,600	1,232,820
Nippon Steel & Sumitomo Metal Corp.	203,800	3,623,375
Nippon Telegraph & Telephone Corp.	142,300	5,920,880
Obayashi Corp.	159,500	1,559,276
ORIX Corp.	292,900	4,132,074
Resona Holdings, Inc.	488,200	2,058,508
Sekisui House Ltd.	143,600	2,310,079
SHIMIZU Corp.	160,400	1,366,485
Shinsei Bank Ltd.	43,000	595,233
Showa Denko K.K.	31,400	1,061,277
Sojitz Corp.	249,100	856,459
Sony Corp.	281,000	14,153,439
Subaru Corp.	141,200	3,448,401
Sumco Corp.	51,200	671,053
Sumitomo Chemical Co. Ltd.	366,100	1,814,150
Sumitomo Corp.	276,600	3,946,817
Sumitomo Electric Industries Ltd.	175,600	2,324,361
Sumitomo Heavy Industries Ltd.	27,200	958,391
Sumitomo Mitsui Financial Group, Inc.	309,400	11,245,525
Suzuken Co. Ltd.	19,600	1,126,083
Taisei Corp.	49,600	2,170,654
Teijin Ltd.	43,800	749,824
Tokai Carbon Co. Ltd.	47,200	541,935
Tokyo Electric Power Co., Inc. (b)	177,700	1,001,801
Tosoh Corp.	71,900	1,152,130
Toyota Tsusho Corp.	52,500	1,734,369
Yamaha Motor Co. Ltd.	51,500	1,057,785

TOTAL JAPAN		176,596,711

Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	141,503	3,067,542
Aroundtown SA	159,717	1,294,455

TOTAL LUXEMBOURG		4,361,997

Netherlands - 3.2%
AEGON NV	310,479	1,620,747
ASR Nederland NV	31,179	1,384,827
Fiat Chrysler Automobiles NV	243,293	3,747,699
Gemalto NV (b)	4,386	251,132
Heineken Holding NV	26,113	2,652,059
Koninklijke Ahold Delhaize NV	261,751	6,308,616
NN Group NV	67,364	2,933,063
Philips Lighting NV (a)	23,272	697,703
Randstad NV	27,511	1,571,205

TOTAL NETHERLANDS		21,167,051

Norway - 0.3%
Equinor ASA	77,060	1,718,955
Norsk Hydro ASA	138,385	596,036

TOTAL NORWAY		2,314,991

Singapore - 2.2%
Oversea-Chinese Banking Corp. Ltd.	892,600	7,940,931
United Overseas Bank Ltd.	313,100	6,406,568

TOTAL SINGAPORE		14,347,499

Spain - 4.8%
ACS Actividades de Construccion y Servicios SA	60,535	2,783,775
Banco Bilbao Vizcaya Argentaria SA	1,474,439	8,965,842
Banco de Sabadell SA	1,241,874	1,443,030
CaixaBank SA	793,589	2,529,561
Inmobiliaria Colonial SA	60,673	652,948
International Consolidated Airlines Group SA CDI	176,196	1,245,117
Merlin Properties Socimi SA	81,025	1,104,163
Repsol SA	282,660	4,796,371
Telefonica SA	1,010,338	8,423,540

TOTAL SPAIN		31,944,347

Sweden - 2.2%
Boliden AB	60,480	1,799,881
Kinnevik AB (B Shares)	53,493	1,558,859
SKF AB (B Shares)	23,776	441,330
SSAB Svenskt Stal AB (A Shares)	166,852	630,375
Swedbank AB (A Shares)	200,396	3,274,315
Trelleborg AB (B Shares)	45,939	759,775
Volvo AB (B Shares)	362,778	5,814,038

TOTAL SWEDEN		14,278,573

Switzerland - 1.3%
Adecco SA (Reg.)	36,834	2,115,438
Nestle SA (Reg. S)	498	47,946
Novartis AG	77,380	6,340,525

TOTAL SWITZERLAND		8,503,909

United Kingdom - 18.2%
3i Group PLC	214,764	2,997,959
Anglo American PLC (United Kingdom)	310,784	8,029,868
Babcock International Group PLC	110,857	758,927
Barclays PLC	3,561,532	7,643,070
Barratt Developments PLC	222,663	1,747,342
Bellway PLC	27,130	1,100,948
Berkeley Group Holdings PLC	30,992	1,517,934
BHP Billiton PLC	467,032	11,024,092
British American Tobacco PLC (United Kingdom)	415,731	16,275,431
BT Group PLC	705,117	2,104,079
Carnival PLC	45,471	2,410,628
Centrica PLC	1,266,587	1,760,769
Imperial Tobacco Group PLC	213,050	6,767,627
Inchcape PLC	91,771	735,368
J Sainsbury PLC	377,137	1,094,225
Kingfisher PLC	471,281	1,625,066
Micro Focus International PLC	79,842	2,017,520
NMC Health PLC	18,854	693,806
Persimmon PLC	70,225	2,047,581
Rio Tinto PLC	61,185	3,569,476
Royal Dutch Shell PLC Class B (United Kingdom)	760,134	24,532,073
Royal Mail PLC	194,590	641,468
Taylor Wimpey PLC	723,325	1,710,993
Tesco PLC	2,028,511	6,618,300
Vodafone Group PLC	5,925,060	10,990,241

TOTAL UNITED KINGDOM		120,414,791

TOTAL COMMON STOCKS
(Cost $675,605,224)		642,879,564

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $9,301,292)	9,299,432	9,301,292
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $684,906,516)		652,180,856
NET OTHER ASSETS (LIABILITIES) - 1.3%		8,832,545
NET ASSETS - 100%		$661,013,401

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	192	June 2019	$18,403,200	$291,876	$291,876

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,755,400 or 0.4% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$139,377
Fidelity Securities Lending Cash Central Fund	4,233
Total	$143,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$45,754,448	$1,351,184	$44,403,264	$--
Consumer Discretionary	84,707,049	50,194,028	34,513,021	--
Consumer Staples	59,788,917	13,791,363	45,997,554	--
Energy	49,166,666	8,275,235	40,891,431	--
Financials	127,158,761	50,113,032	77,045,729	--
Health Care	57,346,121	29,897,809	27,448,312	--
Industrials	93,389,507	74,663,421	18,726,086	--
Information Technology	29,335,980	29,014,102	321,878	--
Materials	58,345,462	40,725,602	17,619,860	--
Real Estate	23,461,246	23,461,246	--	--
Utilities	14,425,407	12,664,638	1,760,769	--
Money Market Funds	9,301,292	9,301,292	--	--
Total Investments in Securities:	$652,180,856	$343,452,952	$308,727,904	$--
Derivative Instruments:
Assets
Futures Contracts	$291,876	$291,876	$--	$--
Total Assets	$291,876	$291,876	$--	$--
Total Derivative Instruments:	$291,876	$291,876	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$291,876	$0
Total Equity Risk	291,876	0
Total Value of Derivatives	$291,876	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $675,605,224)	$642,879,564
Fidelity Central Funds (cost $9,301,292)	9,301,292
Total Investment in Securities (cost $684,906,516)		$652,180,856
Segregated cash with brokers for derivative instruments		769,500
Foreign currency held at value (cost $1,834,529)		1,843,835
Receivable for fund shares sold		1,459,397
Dividends receivable		4,889,935
Distributions receivable from Fidelity Central Funds		17,881
Receivable for daily variation margin on futures contracts		2,329
Prepaid expenses		112
Receivable from investment adviser for expense reductions		51,797
Total assets		661,215,642
Liabilities
Accrued management fee	$80,409
Transfer agent fee payable	40,205
Other affiliated payables	18,680
Custody fees and expenses payable	24,592
Registration fees payable	14,275
Audit fees payable	24,080
Total liabilities		202,241
Net Assets		$661,013,401
Net Assets consist of:
Paid in capital		$688,417,088
Total distributable earnings (loss)		(27,403,687)
Net Assets, for 71,453,181 shares outstanding		$661,013,401
Net Asset Value, offering price and redemption price per share ($661,013,401 ÷ 71,453,181 shares)		$9.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$11,235,564
Interest		6,131
Income from Fidelity Central Funds		143,610
Income before foreign taxes withheld		11,385,305
Less foreign taxes withheld		(877,946)
Total income		10,507,359
Expenses
Management fee	$419,613
Transfer agent fees	209,806
Accounting and security lending fees	103,185
Custodian fees and expenses	58,108
Independent trustees' fees and expenses	1,146
Registration fees	38,865
Audit	29,582
Legal	631
Miscellaneous	1,127
Total expenses before reductions	862,063
Expense reductions	(300,672)
Total expenses after reductions		561,391
Net investment income (loss)		9,945,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	454,303
Foreign currency transactions	(90,269)
Futures contracts	(246,015)
Total net realized gain (loss)		118,019
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	25,634,777
Assets and liabilities in foreign currencies	16,760
Futures contracts	72,430
Total change in net unrealized appreciation (depreciation)		25,723,967
Net gain (loss)		25,841,986
Net increase (decrease) in net assets resulting from operations		$35,787,954

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period December 19, 2017 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,945,968	$8,117,479
Net realized gain (loss)	118,019	(2,939,610)
Change in net unrealized appreciation (depreciation)	25,723,967	(58,173,160)
Net increase (decrease) in net assets resulting from operations	35,787,954	(52,995,291)
Distributions to shareholders	(10,128,476)	(37,800)
Share transactions
Proceeds from sales of shares	149,716,828	532,575,687
Reinvestment of distributions	10,128,476	37,800
Cost of shares redeemed	(552)	(4,071,225)
Net increase (decrease) in net assets resulting from share transactions	159,844,752	528,542,262
Total increase (decrease) in net assets	185,504,230	475,509,171
Net Assets
Beginning of period	475,509,171	–
End of period	$661,013,401	$475,509,171
Other Information
Shares
Sold	17,012,113	53,629,539
Issued in reinvestment of distributions	1,207,208	3,757
Redeemed	(62)	(399,374)
Net increase (decrease)	18,219,259	53,233,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.28
Net realized and unrealized gain (loss)	.34	(1.34)
Total from investment operations	.50	(1.06)
Distributions from net investment income	(.18)	(.01)
Distributions from net realized gain	–C	–
Total distributions	(.18)	(.01)
Net asset value, end of period	$9.25	$8.93
Total ReturnD,E	5.81%	(10.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.37%H
Expenses net of fee waivers, if any	.20%H	.20%H
Expenses net of all reductions	.20%H	.20%H
Net investment income (loss)	3.55%H	3.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$661,013	$475,509
Portfolio turnover rateI	62%H	54%H

 A For the period December 19, 2017 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,463,384
Gross unrealized depreciation	(61,971,275)
Net unrealized appreciation (depreciation)	$(36,507,891)
Tax cost	$688,980,623

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,236,623)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $329,142,580 and $168,786,617, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $762 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,233. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $300,672.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.20%	$1,000.00	$1,058.10	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

IIV-SANN-0619
1.9885502.101

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Fidelity® SAI International Low Volatility Index Fund (formerly Fidelity® SAI International Minimum Volatility Index Fund)

Fidelity® SAI U.S. Low Volatility Index Fund (formerly Fidelity® SAI U.S. Minimum Volatility Index Fund)

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Taiwan	15.3%
Cayman Islands	13.6%
India	12.6%
Korea (South)	11.9%
Malaysia	5.7%
China	5.4%
Thailand	5.3%
Hong Kong	4.6%
United States of America*	3.7%
Other	21.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Yum China Holdings, Inc. (United States of America, Hotels, Restaurants & Leisure)	1.9
HCL Technologies Ltd. (India, IT Services)	1.7
Shenzhou International Group Holdings Ltd. (Cayman Islands, Textiles, Apparel & Luxury Goods)	1.6
Tata Consultancy Services Ltd. (India, IT Services)	1.6
NetEase, Inc. ADR (Cayman Islands, Entertainment)	1.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.6
Wipro Ltd. (India, IT Services)	1.6
Hengan International Group Co. Ltd. (Cayman Islands, Personal Products)	1.5
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.5
Infosys Ltd. (India, IT Services)	1.5
16.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	20.0
Information Technology	15.4
Communication Services	13.3
Consumer Discretionary	12.0
Consumer Staples	10.8
Health Care	7.5
Industrials	6.7
Utilities	6.2
Materials	3.4
Energy	2.6

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Bailiwick of Jersey - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	85,465	$4,884,325
Bermuda - 0.9%
China Resource Gas Group Ltd.	474,000	2,193,326
Shenzhen International Holdings Ltd.	1,703,500	3,674,182

TOTAL BERMUDA		5,867,508

Brazil - 2.2%
Atacadao Distribuicao Comercio e Industria Ltda	361,600	1,955,043
Embraer SA	1,204,100	6,031,094
Hapvida Participacoes e Investimentos SA (b)	13,000	100,324
IRB Brasil Resseguros SA	160,000	3,831,578
Ultrapar Participacoes SA	398,200	2,132,616

TOTAL BRAZIL		14,050,655

Cayman Islands - 13.6%
AAC Technology Holdings, Inc.	876,000	5,690,637
China Literature Ltd. (a)(b)	559,800	2,540,394
Hengan International Group Co. Ltd.	1,074,000	9,467,048
NetEase, Inc. ADR	35,844	10,198,693
PagSeguro Digital Ltd. (a)	275,579	7,181,589
Semiconductor Manufacturing International Corp. (a)	5,345,000	5,722,942
Shenzhou International Group Holdings Ltd.	767,100	10,296,710
Sino Biopharmaceutical Ltd.	7,870,000	7,564,221
Tencent Holdings Ltd.	204,800	10,094,113
Want Want China Holdings Ltd.	10,093,000	8,002,557
ZTO Express (Cayman), Inc. sponsored ADR	444,211	8,853,125

TOTAL CAYMAN ISLANDS		85,612,029

Chile - 3.1%
Aguas Andinas SA	4,678,203	2,693,714
Banco de Chile (a)	44,349,492	6,506,731
Colbun SA (a)	12,159,489	2,718,067
Compania Cervecerias Unidas SA	220,630	3,049,013
Empresas CMPC SA	315,191	1,060,937
Sociedad Matriz Banco de Chile Class B	6,545,789	3,208,722

TOTAL CHILE		19,237,184

China - 5.4%
Beijing Capital International Airport Co. Ltd. (H Shares)	2,410,000	2,144,325
China Construction Bank Corp. (H Shares)	10,085,000	8,890,590
China Huarong Asset Management Co. Ltd. (b)	15,410,000	3,300,122
China Reinsurance Group Corp. (H Shares)	10,374,000	2,115,847
China Telecom Corp. Ltd. (H Shares)	9,458,000	4,894,896
Huaneng Power International, Inc. (H Shares)	6,078,000	3,889,399
Jiangsu Expressway Co. Ltd. (H Shares)	2,096,000	2,981,766
Sinopharm Group Co. Ltd. (H Shares)	841,200	3,302,692
Tsingtao Brewery Co. Ltd. (H Shares)	350,000	2,230,777

TOTAL CHINA		33,750,414

Czech Republic - 0.3%
Komercni Banka A/S	5,860	222,043
MONETA Money Bank A/S (b)	603,282	1,932,204

TOTAL CZECH REPUBLIC		2,154,247

Hong Kong - 4.6%
China Mobile Ltd.	860,500	8,210,376
China Resources Pharmaceutical Group Ltd. (b)	2,797,500	3,979,719
Guangdong Investment Ltd.	4,736,000	8,874,567
Lenovo Group Ltd.	8,276,000	7,669,605

TOTAL HONG KONG		28,734,267

India - 12.6%
Apollo Hospitals Enterprise Ltd. (a)	154,902	2,705,620
Cipla Ltd. (a)	446,144	3,619,271
Dr. Reddy's Laboratories Ltd.	139,015	5,843,340
HCL Technologies Ltd.	638,782	10,853,342
Hindustan Unilever Ltd.	356,157	8,988,430
Infosys Ltd.	856,474	9,212,708
Lupin Ltd. (a)	378,982	4,745,233
Petronet LNG Ltd.	54,515	188,756
Pidilite Industries Ltd.	210,487	3,731,054
Sun Pharmaceutical Industries Ltd.	246,579	1,620,269
Tata Consultancy Services Ltd.	315,263	10,231,664
Tech Mahindra Ltd. (a)	627,812	7,536,773
Wipro Ltd.	2,318,491	9,950,107

TOTAL INDIA		79,226,567

Indonesia - 3.2%
PT Bank Central Asia Tbk	4,474,300	9,027,096
PT Indofood CBP Sukses Makmur Tbk	3,793,700	2,589,034
PT Telekomunikasi Indonesia Tbk Series B	32,354,600	8,615,620

TOTAL INDONESIA		20,231,750

Korea (South) - 11.9%
Db Insurance Co. Ltd. (a)	75,755	4,451,544
E-Mart Co. Ltd.	34,132	5,043,517
Hankook Tire Co. Ltd.	135,580	4,629,947
Hyundai Mobis	39,503	7,890,351
Kangwon Land, Inc.	193,926	5,664,456
Korea Electric Power Corp.	291,098	7,072,121
Korea Express Co. Ltd. (a)	15,236	2,061,554
KT&G Corp.	96,620	8,466,628
S1 Corp.	30,577	2,574,330
Samsung Life Insurance Co. Ltd.	107,213	7,819,850
SK C&C Co. Ltd.	19,500	4,296,999
SK Telecom Co. Ltd.	37,392	7,959,270
Woongjin Coway Co. Ltd.	92,178	6,952,886

TOTAL KOREA (SOUTH)		74,883,453

Malaysia - 5.7%
Dialog Group Bhd	1,724,500	1,343,062
Hap Seng Consolidated Bhd	1,053,800	2,518,211
Hong Leong Bank Bhd	718,900	3,474,089
IHH Healthcare Bhd	4,543,000	6,109,343
Malayan Banking Bhd	3,696,000	8,268,956
Petronas Dagangan Bhd	511,400	2,990,846
Petronas Gas Bhd	711,200	3,041,242
Public Bank Bhd	1,461,500	7,953,501

TOTAL MALAYSIA		35,699,250

Mexico - 2.3%
Gruma S.A.B. de CV Series B	29,390	293,764
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	628,800	6,393,559
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	317,035	5,221,832
Kimberly-Clark de Mexico SA de CV Series A	1,358,300	2,347,931

TOTAL MEXICO		14,257,086

Philippines - 3.2%
Aboitiz Power Corp.	2,727,900	1,986,898
Bank of the Philippine Islands (BPI)	2,971,990	4,871,974
BDO Unibank, Inc.	2,995,460	7,754,862
GT Capital Holdings, Inc.	4,715	78,796
Jollibee Food Corp.	664,050	3,907,837
SM Prime Holdings, Inc.	1,997,300	1,599,461

TOTAL PHILIPPINES		20,199,828

Qatar - 2.5%
Qatar Electricity & Water Co. (a)	28,931	1,326,976
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	465,697	2,739,883
Qatar National Bank SAQ (a)	128,582	6,921,867
The Commercial Bank of Qatar (a)	334,919	4,682,381

TOTAL QATAR		15,671,107

South Africa - 1.4%
Bidcorp Ltd.	422,622	8,924,252
Taiwan - 15.3%
ASUSTeK Computer, Inc.	511,000	3,902,531
Chang Hwa Commercial Bank	9,840,000	5,890,881
China Steel Corp.	10,900,000	8,800,563
Chunghwa Telecom Co. Ltd.	2,593,000	9,340,253
Far EasTone Telecommunications Co. Ltd.	2,734,000	6,706,271
Formosa Petrochemical Corp.	2,030,000	7,521,681
Formosa Plastics Corp.	2,044,000	7,408,194
Giant Manufacturing Co. Ltd.	331,000	2,522,507
Novatek Microelectronics Corp.	344,000	2,243,091
Pou Chen Corp.	2,371,000	2,881,077
Quanta Computer, Inc.	4,700,000	9,003,948
Taiwan Cooperative Financial Holding Co. Ltd.	7,592,000	5,036,438
Taiwan Mobile Co. Ltd.	2,429,000	8,882,176
Unified-President Enterprises Corp.	2,373,000	5,636,470
United Microelectronics Corp.	16,151,000	7,042,383
WPG Holding Co. Ltd.	2,473,000	3,261,108

TOTAL TAIWAN		96,079,572

Thailand - 5.3%
Advanced Info Service PCL (For. Reg.)	646,900	3,850,897
Bangkok Dusit Medical Services PCL (For. Reg.)	4,797,000	3,832,490
BTS Group Holdings PCL	9,836,500	3,636,585
Bumrungrad Hospital PCL (For. Reg.)	602,200	3,339,528
CPN Retail Growth Leasehold REIT	221,100	202,622
Electricity Generating PCL (For. Reg.)	393,200	3,646,501
Glow Energy PCL (For. Reg.)	819,400	2,349,028
Kasikornbank PCL	1,379,900	8,257,567
Krung Thai Bank PCL (For. Reg.)	6,468,600	3,830,392
TMB PCL (For. Reg.)	11,485,100	726,871

TOTAL THAILAND		33,672,481

United Arab Emirates - 2.0%
Emirates Telecommunications Corp.	899,303	4,088,687
National Bank of Abu Dhabi PJSC (a)	1,939,969	8,450,377

TOTAL UNITED ARAB EMIRATES		12,539,064

United States of America - 1.9%
Yum China Holdings, Inc.	247,721	11,776,659
TOTAL COMMON STOCKS
(Cost $607,326,080)		617,451,698

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $10,130,848)	10,128,822	10,130,848
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $617,456,928)		627,582,546
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,538,127
NET ASSETS - 100%		$629,120,673

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	220	June 2019	$11,882,200	$223,141	$223,141

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,852,763 or 1.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,341
Total	$81,341

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$82,841,252	$38,621,620	$44,219,632	$--
Consumer Discretionary	75,097,538	75,097,538	--	--
Consumer Staples	66,994,464	66,994,464	--	--
Energy	16,916,844	16,916,844	--	--
Financials	127,605,603	118,715,013	8,890,590	--
Health Care	46,661,726	40,818,386	5,843,340	--
Industrials	41,534,437	41,534,437	--	--
Information Technology	97,205,164	59,586,387	37,618,777	--
Materials	21,000,748	21,000,748	--	--
Real Estate	1,802,083	1,802,083	--	--
Utilities	39,791,839	32,719,718	7,072,121	--
Money Market Funds	10,130,848	10,130,848	--	--
Total Investments in Securities:	$627,582,546	$523,938,086	$103,644,460	$--
Derivative Instruments:
Assets
Futures Contracts	$223,141	$223,141	$--	$--
Total Assets	$223,141	$223,141	$--	$--
Total Derivative Instruments:	$223,141	$223,141	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$223,141	$0
Total Equity Risk	223,141	0
Total Value of Derivatives	$223,141	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $607,326,080)	$617,451,698
Fidelity Central Funds (cost $10,130,848)	10,130,848
Total Investment in Securities (cost $617,456,928)		$627,582,546
Segregated cash with brokers for derivative instruments		530,400
Foreign currency held at value (cost $653,154)		655,502
Receivable for fund shares sold		1,075,627
Dividends receivable		472,788
Distributions receivable from Fidelity Central Funds		34,795
Receivable from investment adviser for expense reductions		77,344
Total assets		630,429,002
Liabilities
Payable for fund shares redeemed	$227,934
Accrued management fee	68,721
Payable for daily variation margin on futures contracts	15,344
Other affiliated payables	51,428
Other payables and accrued expenses	944,902
Total liabilities		1,308,329
Net Assets		$629,120,673
Net Assets consist of:
Paid in capital		$618,168,911
Total distributable earnings (loss)		10,951,762
Net Assets, for 61,174,255 shares outstanding		$629,120,673
Net Asset Value, offering price and redemption price per share ($629,120,673 ÷ 61,174,255 shares)		$10.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 30, 2019 (commencement of operations) to April 30, 2019 (Unaudited)
Investment Income
Dividends		$2,027,412
Interest		1,976
Income from Fidelity Central Funds		81,341
Income before foreign taxes withheld		2,110,729
Less foreign taxes withheld		(197,047)
Total income		1,913,682
Expenses
Management fee	$151,923
Transfer agent fees	75,962
Accounting fees and expenses	38,644
Custodian fees and expenses	104,264
Independent trustees' fees and expenses	181
Registration fees	119,416
Audit	14,925
Legal	1
Commitment fees	92
Total expenses before reductions	505,408
Expense reductions	(249,624)
Total expenses after reductions		255,784
Net investment income (loss)		1,657,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,103)	(115,210)
Foreign currency transactions	130,661
Futures contracts	(304,418)
Total net realized gain (loss)		(288,967)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $768,100)	9,357,518
Assets and liabilities in foreign currencies	2,172
Futures contracts	223,141
Total change in net unrealized appreciation (depreciation)		9,582,831
Net gain (loss)		9,293,864
Net increase (decrease) in net assets resulting from operations		$10,951,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 30, 2019 (commencement of operations) to April 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,657,898
Net realized gain (loss)	(288,967)
Change in net unrealized appreciation (depreciation)	9,582,831
Net increase (decrease) in net assets resulting from operations	10,951,762
Share transactions
Proceeds from sales of shares	632,423,514
Cost of shares redeemed	(14,254,603)
Net increase (decrease) in net assets resulting from share transactions	618,168,911
Total increase (decrease) in net assets	629,120,673
Net Assets
Beginning of period	–
End of period	$629,120,673
Other Information
Shares
Sold	62,582,076
Redeemed	(1,407,821)
Net increase (decrease)	61,174,255

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Low Volatility Index Fund

Six months ended (Unaudited) April 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.24
Total from investment operations	.28
Net asset value, end of period	$10.28
Total ReturnC,D	2.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.25%G
Expenses net of all reductions	.25%G
Net investment income (loss)	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$629,121
Portfolio turnover rateH	2%I

 A For the period January 30, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	28.9%
United Kingdom	17.1%
Switzerland	12.4%
Hong Kong	7.7%
France	6.8%
Germany	6.7%
United States of America*	3.3%
Bermuda	3.2%
Australia	2.8%
Other	11.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Diageo PLC (United Kingdom, Beverages)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
Muenchener Rueckversicherungs AG (Germany, Insurance)	1.8
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.8
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.8
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.7
National Grid PLC (United Kingdom, Multi-Utilities)	1.7
Link (REIT) (Hong Kong, Equity Real Estate Investment Trusts (REITs))	1.7
18.4

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	18.0
Consumer Staples	15.9
Financials	14.0
Health Care	10.0
Communication Services	8.3
Utilities	8.3
Real Estate	8.3
Consumer Discretionary	6.3
Materials	4.0
Information Technology	2.6

Fidelity® SAI International Low Volatility Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	1,861,974	$21,040,955
Sonic Healthcare Ltd.	685,698	12,398,769
Telstra Corp. Ltd.	6,197,896	14,767,919

TOTAL AUSTRALIA		48,207,643

Belgium - 0.4%
Colruyt NV	91,336	6,582,952
Bermuda - 3.2%
Cheung Kong Infrastructure Holdings Ltd.	1,202,500	9,764,334
Hiscox Ltd.	511,574	11,167,128
Jardine Matheson Holdings Ltd.	401,087	26,391,525
Jardine Strategic Holdings Ltd.	207,805	7,859,185

TOTAL BERMUDA		55,182,172

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	137,728
Denmark - 1.1%
Christian Hansen Holding A/S	117,628	11,999,070
Tryg A/S	210,660	6,437,247

TOTAL DENMARK		18,436,317

Finland - 1.6%
Sampo Oyj (A Shares)	587,433	26,897,441
France - 6.8%
bioMerieux SA	72,269	5,734,776
Essilor International SA	200,324	24,407,186
L'Oreal SA	104,257	28,660,683
Orpea	89,080	10,860,448
SCOR SE	217,693	8,877,820
Sodexo SA	132,513	15,197,068
Thales SA	184,902	22,076,249

TOTAL FRANCE		115,814,230

Germany - 6.7%
Beiersdorf AG	150,340	16,430,464
Fresenius SE & Co. KGaA	367,653	20,857,149
Hannover Reuck SE	80,714	12,167,074
LEG Immobilien AG	81,961	9,537,474
Muenchener Rueckversicherungs AG	126,410	31,617,265
Symrise AG	212,450	20,420,932
Vonovia SE	79,661	3,973,296

TOTAL GERMANY		115,003,654

Hong Kong - 7.7%
CLP Holdings Ltd.	2,313,000	26,226,462
Hang Seng Bank Ltd.	1,116,200	29,310,779
Hong Kong & China Gas Co. Ltd.	5,931,595	14,160,253
Link (REIT)	2,467,500	28,780,370
MTR Corp. Ltd.	2,783,151	16,568,064
Power Assets Holdings Ltd.	2,268,000	15,814,246
Swire Pacific Ltd. (A Shares)	113,000	1,430,362

TOTAL HONG KONG		132,290,536

Ireland - 0.4%
Glanbia PLC	350,940	6,451,338
Israel - 0.8%
Bank Hapoalim BM (Reg.)	1,484,037	10,909,762
Israel Discount Bank Ltd. (Class A)	315,116	1,227,901
Mizrahi Tefahot Bank Ltd.	96,652	2,089,679

TOTAL ISRAEL		14,227,342

Japan - 28.9%
Activia Properties, Inc. (c)	1,214	5,067,642
Ajinomoto Co., Inc. (c)	944,100	15,191,878
All Nippon Airways Ltd. (c)	182,500	6,369,765
Aozora Bank Ltd.	202,400	4,922,138
Asahi Group Holdings (c)	585,700	25,390,236
Canon, Inc. (c)	202,700	5,624,535
Central Japan Railway Co. (c)	97,000	20,807,173
Daito Trust Construction Co. Ltd. (c)	131,700	17,574,581
Daiwa House REIT Investment Corp. (c)	2,591	5,942,821
Fujifilm Holdings Corp. (c)	618,200	28,769,234
Hankyu Hanshin Holdings, Inc. (c)	430,600	16,041,923
Japan Airlines Co. Ltd. (c)	200,700	6,718,527
Japan Prime Realty Investment Corp. (c)	1,609	6,427,622
Japan Real Estate Investment Corp. (c)	2,417	13,387,396
Japan Retail Fund Investment Corp. (c)	4,567	8,732,627
Keihan Electric Railway Co., Ltd. (c)	135,400	5,743,211
Kenedix Office Investment Corp.	764	5,109,565
Kintetsu Group Holdings Co. Ltd. (c)	332,900	14,748,072
Lawson, Inc. (c)	87,500	4,076,709
Mitsubishi Tanabe Pharma Corp. (c)	429,700	5,392,707
Nagoya Railroad Co. Ltd. (c)	292,400	7,900,929
Nippon Accommodations Fund, Inc.	7	35,756
Nippon Telegraph & Telephone Corp. (c)	627,400	26,105,130
Nisshin Seifun Group, Inc. (c)	395,300	9,169,668
Nissin Food Holdings Co. Ltd. (c)	129,800	8,541,084
NTT Data Corp. (c)	881,300	10,237,463
NTT DOCOMO, Inc. (c)	1,157,900	25,144,476
Odakyu Electric Railway Co. Ltd. (c)	471,800	11,071,280
Oriental Land Co. Ltd. (c)	157,900	17,392,459
ORIX JREIT, Inc. (c)	4,814	8,448,647
Osaka Gas Co. Ltd. (c)	708,600	13,072,158
Otsuka Holdings Co. Ltd. (c)	581,000	20,701,010
Secom Co. Ltd. (c)	316,100	26,497,974
Seven & i Holdings Co. Ltd. (c)	651,900	22,560,505
SHIMANO, Inc. (c)	148,500	21,716,100
Suntory Beverage & Food Ltd. (c)	205,900	9,057,049
Tobu Railway Co. Ltd. (c)	336,900	9,496,530
Tokyo Gas Co. Ltd. (c)	691,600	17,551,535
Toyo Suisan Kaisha Ltd. (c)	177,200	6,736,766

TOTAL JAPAN		493,474,881

Netherlands - 0.3%
Unilever NV (Certificaten Van Aandelen) (Bearer)	79,103	4,786,094
Norway - 1.0%
Marine Harvest ASA	765,758	16,588,931
Singapore - 2.6%
Ascendas Real Estate Investment Trust	947,800	2,090,582
CapitaMall Trust	4,882,500	8,687,339
Singapore Airlines Ltd.	913,000	6,497,934
Singapore Press Holdings Ltd.	2,604,700	4,806,850
Singapore Telecommunications Ltd.	9,805,400	22,853,553

TOTAL SINGAPORE		44,936,258

Spain - 0.7%
Enagas SA	395,819	11,276,345
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	543,849	11,626,169
Svenska Handelsbanken AB (A Shares)	2,420,355	26,437,775
Swedbank AB (A Shares)	15,864	259,205

TOTAL SWEDEN		38,323,149

Switzerland - 12.4%
Alcon, Inc. (a)	73,336	4,223,324
Baloise Holdings AG	84,192	14,426,540
Givaudan SA	5,705	14,775,499
Helvetia Holding AG (Reg.)	11,377	7,229,606
Nestle SA (Reg. S)	372,399	35,853,704
Novartis AG	366,479	30,029,326
PSP Swiss Property AG	15,490	1,581,000
Roche Holding AG (participation certificate)	121,992	32,189,220
SGS SA (Reg.)	6,464	17,055,593
Swiss Prime Site AG	120,843	9,701,121
Swiss Re Ltd.	289,042	27,816,339
Swisscom AG	38,574	17,970,536

TOTAL SWITZERLAND		212,851,808

United Kingdom - 17.1%
Admiral Group PLC	393,935	11,321,755
BAE Systems PLC	3,917,722	25,180,305
Bunzl PLC	496,474	14,948,514
Compass Group PLC	1,320,489	30,046,222
Diageo PLC	850,094	35,838,020
Direct Line Insurance Group PLC	2,341,476	10,057,520
GlaxoSmithKline PLC	90,028	1,849,465
Informa PLC	2,185,348	22,199,115
National Grid PLC	2,670,597	29,116,835
Pearson PLC	882,351	9,558,411
RELX PLC (London Stock Exchange)	1,336,724	30,660,919
Royal Dutch Shell PLC Class B (United Kingdom)	178,694	5,767,056
Scottish & Southern Energy PLC	316,428	4,734,594
Smith & Nephew PLC	1,393,239	26,934,775
Tate & Lyle PLC	637,022	6,376,274
Tritax Big Box REIT PLC	2,566,029	4,972,307
Unilever PLC	199,945	12,119,684
United Utilities Group PLC	1,032,461	11,158,376

TOTAL UNITED KINGDOM		292,840,147

TOTAL COMMON STOCKS
(Cost $1,587,891,814)		1,654,308,966
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.55% 9/12/19 (d)
(Cost $2,972,201)	3,000,000	2,973,451
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.49% (e)
(Cost $30,884,907)	30,878,731	30,884,907
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,621,748,922)		1,688,167,324
NET OTHER ASSETS (LIABILITIES) - 1.3%		22,237,387
NET ASSETS - 100%		$1,710,404,711

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	587	June 2019	$56,263,950	$1,092,272	$1,092,272

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,488,779.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,047,542
Fidelity Securities Lending Cash Central Fund	135,832
Total	$1,183,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$143,405,990	$82,597,973	$60,808,017	$--
Consumer Discretionary	108,759,035	54,305,627	54,453,408	--
Consumer Staples	270,549,767	159,254,032	111,158,007	137,728
Energy	17,043,401	11,276,345	5,767,056	--
Financials	243,172,974	189,578,553	53,594,421	--
Health Care	171,170,969	80,168,183	91,002,786	--
Industrials	304,259,841	250,397,774	53,862,067	--
Information Technology	44,631,232	39,006,697	5,624,535	--
Materials	68,236,456	68,236,456	--	--
Real Estate	141,480,508	141,480,508	--	--
Utilities	141,598,793	122,703,946	18,894,847	--
Government Obligations	2,973,451	--	2,973,451	--
Money Market Funds	30,884,907	30,884,907	--	--
Total Investments in Securities:	$1,688,167,324	$1,229,891,001	$458,138,595	$137,728
Derivative Instruments:
Assets
Futures Contracts	$1,092,272	$1,092,272	$--	$--
Total Assets	$1,092,272	$1,092,272	$--	$--
Total Derivative Instruments:	$1,092,272	$1,092,272	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,092,272	$0
Total Equity Risk	1,092,272	0
Total Value of Derivatives	$1,092,272	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,590,864,015)	$1,657,282,417
Fidelity Central Funds (cost $30,884,907)	30,884,907
Total Investment in Securities (cost $1,621,748,922)		$1,688,167,324
Foreign currency held at value (cost $23,214,768)		23,244,626
Receivable for investments sold		472
Receivable for fund shares sold		4,191,522
Dividends receivable		11,553,222
Distributions receivable from Fidelity Central Funds		193,900
Receivable for daily variation margin on futures contracts		7,899
Prepaid expenses		712
Receivable from investment adviser for expense reductions		100,514
Other receivables		31,267
Total assets		1,727,491,458
Liabilities
Payable for investments purchased
Regular delivery	$329
Delayed delivery	15,951,000
Payable for fund shares redeemed	656,222
Accrued management fee	207,313
Other affiliated payables	139,850
Other payables and accrued expenses	132,033
Total liabilities		17,086,747
Net Assets		$1,710,404,711
Net Assets consist of:
Paid in capital		$1,526,318,024
Total distributable earnings (loss)		184,086,687
Net Assets, for 156,244,751 shares outstanding		$1,710,404,711
Net Asset Value, offering price and redemption price per share ($1,710,404,711 ÷ 156,244,751 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$26,544,083
Non-Cash dividends		1,466,258
Interest		73,277
Income from Fidelity Central Funds		1,183,374
Income before foreign taxes withheld		29,266,992
Less foreign taxes withheld		(2,726,823)
Total income		26,540,169
Expenses
Management fee	$1,230,973
Transfer agent fees	615,486
Accounting and security lending fees	215,623
Custodian fees and expenses	212,986
Independent trustees' fees and expenses	3,544
Registration fees	67,040
Audit	61,578
Legal	2,066
Interest	31,253
Miscellaneous	4,806
Total expenses before reductions	2,445,355
Expense reductions	(776,954)
Total expenses after reductions		1,668,401
Net investment income (loss)		24,871,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,046)	106,435,368
Fidelity Central Funds	7
Foreign currency transactions	(1,073,922)
Futures contracts	(5,026,163)
Total net realized gain (loss)		100,335,290
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(18,578,308)
Assets and liabilities in foreign currencies	(52,603)
Futures contracts	5,525,171
Total change in net unrealized appreciation (depreciation)		(13,105,740)
Net gain (loss)		87,229,550
Net increase (decrease) in net assets resulting from operations		$112,101,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,871,768	$41,851,298
Net realized gain (loss)	100,335,290	39,840,593
Change in net unrealized appreciation (depreciation)	(13,105,740)	(87,524,066)
Net increase (decrease) in net assets resulting from operations	112,101,318	(5,832,175)
Distributions to shareholders	(41,490,344)	(32,823,660)
Share transactions
Proceeds from sales of shares	569,428,336	1,039,598,042
Reinvestment of distributions	11,543,460	18,818,037
Cost of shares redeemed	(477,648,224)	(1,297,746,811)
Net increase (decrease) in net assets resulting from share transactions	103,323,572	(239,330,732)
Total increase (decrease) in net assets	173,934,546	(277,986,567)
Net Assets
Beginning of period	1,536,470,165	1,814,456,732
End of period	$1,710,404,711	$1,536,470,165
Other Information
Shares
Sold	53,527,771	94,860,500
Issued in reinvestment of distributions	1,123,998	1,740,799
Redeemed	(44,820,474)	(117,730,775)
Net increase (decrease)	9,831,295	(21,129,476)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.83	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.27	.29	.28	.10
Net realized and unrealized gain (loss)	.57	(.42)	1.04	(.02)	(.49)
Total from investment operations	.73	(.15)	1.33	.26	(.39)
Distributions from net investment income	(.24)	(.19)	(.22)	(.10)	–
Distributions from net realized gain	(.03)	–	(.05)	–C	–
Total distributions	(.27)	(.19)	(.26)D	(.11)E	–
Net asset value, end of period	$10.95	$10.49	$10.83	$9.76	$9.61
Total ReturnF,G	7.12%	(1.47)%	14.15%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.30%J	.30%	.31%	.32%	.40%J
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%J
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%J
Net investment income (loss)	3.03%J	2.49%	2.86%	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,710,405	$1,536,470	$1,814,457	$1,179,067	$737,119
Portfolio turnover rateK	186%J	43%	25%	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Johnson & Johnson	3.5
Berkshire Hathaway, Inc. Class B	3.4
Visa, Inc. Class A	3.3
Exxon Mobil Corp.	3.3
Procter & Gamble Co.	3.0
Verizon Communications, Inc.	2.8
AT&T, Inc.	2.8
McDonald's Corp.	2.6
Oracle Corp.	2.5
UnitedHealth Group, Inc.	2.4
29.6

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.6
Financials	14.9
Health Care	12.4
Consumer Discretionary	10.5
Consumer Staples	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Fidelity® SAI U.S. Low Volatility Index Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	2,684,315	$83,106,392
Verizon Communications, Inc.	1,504,875	86,063,801
		169,170,193
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	12,842	15,397,044
Facebook, Inc. Class A (a)	118,136	22,847,502
		38,244,546
Media - 0.4%
Cable One, Inc.	2,719	2,883,581
Omnicom Group, Inc.	121,831	9,750,135
		12,633,716

TOTAL COMMUNICATION SERVICES		220,048,455

CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	32,726	4,193,837
H&R Block, Inc.	131,142	3,568,374
		7,762,211
Hotels, Restaurants & Leisure - 5.2%
Cracker Barrel Old Country Store, Inc. (b)	13,549	2,286,258
Darden Restaurants, Inc.	69,454	8,167,790
Domino's Pizza, Inc.	21,218	5,741,166
Dunkin' Brands Group, Inc.	48,876	3,647,616
McDonald's Corp.	403,272	79,674,449
Starbucks Corp.	666,672	51,787,081
Texas Roadhouse, Inc. Class A	33,661	1,818,031
Vail Resorts, Inc.	26,617	6,091,300
		159,213,691
Household Durables - 0.2%
NVR, Inc. (a)	1,638	5,163,762
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	10,724	20,660,000
Multiline Retail - 0.5%
Target Corp.	207,545	16,068,134
Specialty Retail - 1.6%
AutoZone, Inc. (a)	12,937	13,303,246
TJX Companies, Inc.	638,771	35,055,752
		48,358,998
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	25,902	2,743,281
NIKE, Inc. Class B	581,385	51,063,045
VF Corp.	98,476	9,297,119
		63,103,445

TOTAL CONSUMER DISCRETIONARY		320,330,241

CONSUMER STAPLES - 9.2%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	102,002	21,590,763
PepsiCo, Inc.	355,810	45,561,471
		67,152,234
Food & Staples Retailing - 2.7%
Sysco Corp.	203,800	14,341,406
Walmart, Inc.	666,033	68,494,834
		82,836,240
Food Products - 0.6%
Hormel Foods Corp. (b)	87,150	3,480,771
McCormick & Co., Inc. (non-vtg.)	65,371	10,065,173
The Hershey Co.	41,421	5,171,412
		18,717,356
Household Products - 3.7%
Church & Dwight Co., Inc.	110,425	8,276,354
Clorox Co.	78,481	12,535,770
Procter & Gamble Co.	849,275	90,430,802
		111,242,926

TOTAL CONSUMER STAPLES		279,948,756

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	1,234,874	99,135,685
FINANCIALS - 14.9%
Banks - 3.0%
Bank of Hawaii Corp.	22,861	1,883,289
Commerce Bancshares, Inc.	55,802	3,372,115
First Republic Bank	88,596	9,357,510
M&T Bank Corp.	74,421	12,656,779
Peoples United Financial, Inc.	179,989	3,112,010
U.S. Bancorp	866,558	46,204,873
Wells Fargo & Co.	338,286	16,376,425
		92,963,001
Capital Markets - 2.9%
Cboe Global Markets, Inc.	69,601	7,072,158
CME Group, Inc.	203,171	36,347,292
FactSet Research Systems, Inc.	17,828	4,918,210
IntercontinentalExchange, Inc.	328,361	26,712,167
MarketAxess Holdings, Inc.	21,872	6,087,634
The NASDAQ OMX Group, Inc.	63,588	5,862,814
		87,000,275
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	476,951	103,360,051
Insurance - 5.1%
Allstate Corp.	184,856	18,311,835
American Financial Group, Inc.	39,112	4,049,265
Arch Capital Group Ltd. (a)	214,702	7,252,634
Athene Holding Ltd. (a)	62,745	2,833,564
Brown & Brown, Inc.	131,031	4,160,234
Chubb Ltd.	239,965	34,842,918
Cincinnati Financial Corp.	64,795	6,231,983
Everest Re Group Ltd.	23,756	5,594,538
Loews Corp.	149,250	7,655,033
Marsh & McLennan Companies, Inc.	271,474	25,597,283
Progressive Corp.	307,381	24,021,825
Reinsurance Group of America, Inc.	33,313	5,047,253
Torchmark Corp.	52,991	4,645,191
W.R. Berkley Corp.	80,084	4,909,149
		155,152,705
Mortgage Real Estate Investment Trusts - 0.4%
Blackstone Mortgage Trust, Inc.	68,412	2,434,783
Chimera Investment Corp.	107,367	2,058,225
MFA Financial, Inc.	242,119	1,818,314
Starwood Property Trust, Inc.	151,304	3,487,557
Two Harbors Investment Corp.	135,587	1,879,236
		11,678,115
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	225,603	2,623,763

TOTAL FINANCIALS		452,777,910

HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 1.2%
Stryker Corp.	165,114	31,191,686
Varian Medical Systems, Inc. (a)	45,845	6,242,714
		37,434,400
Health Care Providers & Services - 4.8%
Anthem, Inc.	81,391	21,408,275
Cigna Corp.	140,480	22,313,843
Encompass Health Corp.	55,235	3,559,896
HCA Holdings, Inc.	147,134	18,719,859
MEDNAX, Inc. (a)	56,315	1,575,131
Quest Diagnostics, Inc.	65,651	6,327,443
UnitedHealth Group, Inc.	315,312	73,489,768
		147,394,215
Pharmaceuticals - 6.4%
Eli Lilly & Co. (b)	504,148	59,005,482
Johnson & Johnson	750,173	105,924,427
Pfizer, Inc.	706,495	28,690,762
		193,620,671

TOTAL HEALTH CARE		378,449,286

INDUSTRIALS - 8.8%
Aerospace & Defense - 4.1%
BWX Technologies, Inc.	42,771	2,185,598
General Dynamics Corp.	143,929	25,722,991
Lockheed Martin Corp.	127,974	42,657,573
Northrop Grumman Corp.	91,033	26,391,377
Raytheon Co.	159,919	28,400,015
		125,357,554
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	78,543	6,361,983
Expeditors International of Washington, Inc.	99,443	7,897,763
		14,259,746
Commercial Services & Supplies - 1.4%
Cintas Corp.	32,380	7,030,993
Republic Services, Inc.	119,162	9,868,997
Rollins, Inc.	84,012	3,248,744
Waste Management, Inc.	210,334	22,577,252
		42,725,986
Electrical Equipment - 0.4%
Fortive Corp.	153,946	13,291,698
Industrial Conglomerates - 1.7%
3M Co.	149,756	28,380,260
Honeywell International, Inc.	128,487	22,309,198
		50,689,458
Machinery - 0.1%
Toro Co.	57,612	4,214,318
Professional Services - 0.4%
Verisk Analytics, Inc.	89,855	12,682,135
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	21,048	1,760,665
Watsco, Inc.	17,416	2,759,914
		4,520,579

TOTAL INDUSTRIALS		267,741,474

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	33,683	5,284,863
Motorola Solutions, Inc.	84,558	12,253,300
		17,538,163
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	159,813	15,910,982
Arrow Electronics, Inc. (a)	28,509	2,409,296
Dell Technologies, Inc. (a)	238,617	16,085,172
Dolby Laboratories, Inc. Class A	31,012	2,006,166
Littelfuse, Inc.	12,124	2,437,530
		38,849,146
IT Services - 9.5%
Accenture PLC Class A	367,336	67,101,267
Amdocs Ltd.	84,977	4,680,533
Automatic Data Processing, Inc.	244,072	40,122,996
Broadridge Financial Solutions, Inc.	63,819	7,538,938
CoreLogic, Inc. (a)	45,130	1,832,729
Fidelity National Information Services, Inc.	166,627	19,317,068
Fiserv, Inc. (a)	204,202	17,814,582
Genpact Ltd.	73,613	2,672,152
Jack Henry & Associates, Inc.	43,400	6,469,204
MasterCard, Inc. Class A	28,978	7,367,367
Paychex, Inc.	171,177	14,431,933
Visa, Inc. Class A	617,012	101,455,283
		290,804,052
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	1,181,520	60,304,781
Software - 5.0%
CDK Global, Inc.	70,680	4,263,418
Check Point Software Technologies Ltd. (a)	67,249	8,120,989
Intuit, Inc.	85,554	21,479,187
j2 Global, Inc.	10,853	950,940
Microsoft Corp.	322,371	42,101,653
Oracle Corp.	1,360,352	75,268,276
		152,184,463
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	181,670	36,455,719

TOTAL INFORMATION TECHNOLOGY		596,136,324

MATERIALS - 2.8%
Chemicals - 2.6%
Ecolab, Inc.	138,532	25,500,971
Linde PLC	288,515	52,007,714
NewMarket Corp.	4,983	2,090,767
		79,599,452
Containers & Packaging - 0.2%
Aptargroup, Inc.	34,890	3,881,164
Bemis Co., Inc.	41,627	2,390,222
		6,271,386

TOTAL MATERIALS		85,870,838

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
American Campus Communities, Inc.	67,507	3,186,330
American Tower Corp.	33,618	6,565,595
AvalonBay Communities, Inc.	75,604	15,191,112
Crown Castle International Corp.	216,946	27,287,468
CubeSmart	99,072	3,161,388
EPR Properties	33,244	2,621,622
Equity Lifestyle Properties, Inc.	48,575	5,668,703
Extra Space Storage, Inc.	66,699	6,916,019
Federal Realty Investment Trust (SBI)	41,381	5,538,847
Invitation Homes, Inc.	160,017	3,978,023
Mid-America Apartment Communities, Inc.	53,987	5,906,718
National Health Investors, Inc.	22,520	1,698,684
National Retail Properties, Inc.	84,298	4,435,761
Public Storage	84,449	18,678,430
Realty Income Corp.	155,781	10,906,228
Simon Property Group, Inc.	178,896	31,074,235
Store Capital Corp.	96,819	3,226,009
Ventas, Inc.	188,545	11,521,985
		167,563,157
UTILITIES - 5.4%
Electric Utilities - 2.9%
Duke Energy Corp.	408,035	37,180,149
Eversource Energy	150,192	10,762,759
Southern Co.	418,983	22,298,275
Xcel Energy, Inc.	289,222	16,341,043
		86,582,226
Gas Utilities - 0.1%
Spire, Inc.	27,606	2,324,149
Multi-Utilities - 2.1%
CMS Energy Corp.	149,787	8,320,668
Consolidated Edison, Inc.	170,130	14,658,401
Dominion Resources, Inc.	278,798	21,710,000
DTE Energy Co.	60,457	7,600,049
WEC Energy Group, Inc.	153,273	12,021,201
		64,310,319
Water Utilities - 0.3%
American Water Works Co., Inc.	87,960	9,516,392

TOTAL UTILITIES		162,733,086

TOTAL COMMON STOCKS
(Cost $2,713,200,081)		3,030,735,212

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.49% (c)	20,410,229	20,414,311
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	26,477,402	26,480,050
TOTAL MONEY MARKET FUNDS
(Cost $46,894,339)		46,894,361
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,760,094,420)		3,077,629,573
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(33,464,221)
NET ASSETS - 100%		$3,044,165,352

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	69	June 2019	$10,172,325	$388,995	$388,995
CME E-mini S&P MidCap 400 Index Contracts (United States)	17	June 2019	3,354,780	115,689	115,689
TOTAL FUTURES CONTRACTS					$504,684

The notional amount of futures purchased as a percentage of Net Assets is .4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$227,444
Fidelity Securities Lending Cash Central Fund	406,926
Total	$634,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$220,048,455	$220,048,455	$--	$--
Consumer Discretionary	320,330,241	320,330,241	--	--
Consumer Staples	279,948,756	279,948,756	--	--
Energy	99,135,685	99,135,685	--	--
Financials	452,777,910	452,777,910	--	--
Health Care	378,449,286	378,449,286	--	--
Industrials	267,741,474	267,741,474	--	--
Information Technology	596,136,324	596,136,324	--	--
Materials	85,870,838	85,870,838	--	--
Real Estate	167,563,157	167,563,157	--	--
Utilities	162,733,086	162,733,086	--	--
Money Market Funds	46,894,361	46,894,361	--	--
Total Investments in Securities:	$3,077,629,573	$3,077,629,573	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$504,684	$504,684	$--	$--
Total Assets	$504,684	$504,684	$--	$--
Total Derivative Instruments:	$504,684	$504,684	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$504,684	$0
Total Equity Risk	504,684	0
Total Value of Derivatives	$504,684	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,594,738) — See accompanying schedule: Unaffiliated issuers (cost $2,713,200,081)	$3,030,735,212
Fidelity Central Funds (cost $46,894,339)	46,894,361
Total Investment in Securities (cost $2,760,094,420)		$3,077,629,573
Segregated cash with brokers for derivative instruments		757,200
Receivable for fund shares sold		5,584,531
Dividends receivable		4,135,963
Distributions receivable from Fidelity Central Funds		32,078
Receivable for daily variation margin on futures contracts		16,025
Prepaid expenses		876
Receivable from investment adviser for expense reductions		168,249
Total assets		3,088,324,495
Liabilities
Payable for investments purchased	$14,974,159
Payable for fund shares redeemed	2,089,932
Accrued management fee	246,561
Other affiliated payables	243,543
Other payables and accrued expenses	128,223
Collateral on securities loaned	26,476,725
Total liabilities		44,159,143
Net Assets		$3,044,165,352
Net Assets consist of:
Paid in capital		$2,612,438,341
Total distributable earnings (loss)		431,727,011
Net Assets, for 214,651,688 shares outstanding		$3,044,165,352
Net Asset Value, offering price and redemption price per share ($3,044,165,352 ÷ 214,651,688 shares)		$14.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$27,865,246
Interest		11,565
Income from Fidelity Central Funds		634,370
Total income		28,511,181
Expenses
Management fee	$1,265,830
Transfer agent fees	949,373
Accounting and security lending fees	308,762
Custodian fees and expenses	49,570
Independent trustees' fees and expenses	5,055
Registration fees	165,734
Audit	29,681
Legal	4,099
Interest	1,697
Miscellaneous	6,276
Total expenses before reductions	2,786,077
Expense reductions	(879,723)
Total expenses after reductions		1,906,354
Net investment income (loss)		26,604,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,726,226
Fidelity Central Funds	109
Futures contracts	1,097,967
Total net realized gain (loss)		108,824,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	139,934,725
Fidelity Central Funds	22
Futures contracts	433,360
Total change in net unrealized appreciation (depreciation)		140,368,107
Net gain (loss)		249,192,409
Net increase (decrease) in net assets resulting from operations		$275,797,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,604,827	$29,733,823
Net realized gain (loss)	108,824,302	15,342,381
Change in net unrealized appreciation (depreciation)	140,368,107	88,341,936
Net increase (decrease) in net assets resulting from operations	275,797,236	133,418,140
Distributions to shareholders	(54,799,991)	(36,966,621)
Share transactions
Proceeds from sales of shares	1,122,556,037	1,711,878,423
Reinvestment of distributions	16,697,276	11,753,177
Cost of shares redeemed	(295,758,536)	(688,798,167)
Net increase (decrease) in net assets resulting from share transactions	843,494,777	1,034,833,433
Total increase (decrease) in net assets	1,064,492,022	1,131,284,952
Net Assets
Beginning of period	1,979,673,330	848,388,378
End of period	$3,044,165,352	$1,979,673,330
Other Information
Shares
Sold	85,414,460	135,974,905
Issued in reinvestment of distributions	1,300,351	934,275
Redeemed	(22,281,161)	(54,004,780)
Net increase (decrease)	64,433,650	82,904,400

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$12.60	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.26	.24	.23	.09
Net realized and unrealized gain (loss)	1.19	.82	1.74	.53	.13
Total from investment operations	1.33	1.08	1.98	.76	.22
Distributions from net investment income	(.20)	(.14)	(.24)	(.12)	–
Distributions from net realized gain	(.13)	(.37)	–	–C	–
Total distributions	(.33)	(.50)D	(.24)	(.12)	–
Net asset value, end of period	$14.18	$13.18	$12.60	$10.86	$10.22
Total ReturnE,F	10.31%	8.79%	18.60%	7.56%	2.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.22%I	.23%	.26%	.23%	.31%I
Expenses net of fee waivers, if any	.15%I	.15%	.15%	.15%	.15%I
Expenses net of all reductions	.15%I	.15%	.15%	.15%	.15%I
Net investment income (loss)	2.10%I	2.00%	2.04%	2.12%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,044,165	$1,979,673	$848,388	$948,587	$669,739
Portfolio turnover rateJ	130%I	39%	108%	37%	3%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.368 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund (formerly Fidelity SAI International Minimum Volatility Index Fund) and Fidelity SAI U.S. Low Volatility Index Fund (formerly Fidelity SAI U.S. Minimum Volatility Index Fund) (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund and Fidelity SAI International Low Volatility Index Fund are subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI Emerging Markets Low Volatility Index Fund	$617,376,685	$24,349,796	$(13,920,794)	$10,429,002
Fidelity SAI International Low Volatility Index Fund	1,625,491,714	106,492,954	(42,725,072)	63,767,882
Fidelity SAI U.S. Low Volatility Index Fund	2,767,555,488	345,609,492	(35,030,723)	310,578,769

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	616,667,108	9,229,988
Fidelity SAI International Low Volatility Index Fund	1,590,588,229	1,429,055,452
Fidelity SAI U.S. Low Volatility Index Fund	2,462,571,294	1,649,480,501

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity SAI Emerging Markets Low Volatility Index Fund	.04
Fidelity SAI International Low Volatility Index Fund	.03
Fidelity SAI U.S. Low Volatility Index Fund	.02

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Low Volatility Index Fund	Borrower	$47,196,778	2.65%	$31,253
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	$5,858,250	2.61%	$1,697

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees or Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI Emerging Markets Low Volatility Index Fund	$92
Fidelity SAI International Low Volatility Index Fund	2,314
Fidelity SAI U.S. Low Volatility Index Fund	3,380

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Low Volatility Index Fund	$135,832
Fidelity SAI U.S. Low Volatility Index Fund	406,926

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%	$249,624
Fidelity SAI International Low Volatility Index Fund	.20%	767,508
Fidelity SAI U.S. Low Volatility Index Fund	.15%	877,890

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI International Low Volatility Index Fund	$9,446
Fidelity SAI U.S. Low Volatility Index Fund	1,833

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	Strategic Advisers Fidelity International Fund	Strategic Advisers Value Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Emerging Market Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	–%	–%	–%	22%	14%
Fidelity SAI International Low Volatility Index Fund	34%	–%	–%	–%	–%
Fidelity SAI U.S. Low Volatility Index Fund	–%	12%	19%	–%	–%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	36%
Fidelity SAI International Low Volatility Index Fund	34%
Fidelity SAI U.S. Low Volatility Index Fund	31%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019) for SAI International Low Volatility Index Fund and SAI U.S. Low Volatility Index Fund and for the period (January 30, 2019 to April 30, 2019) for SAI Emerging Markets Low Volatility Index Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2019	Expenses Paid During Period
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%
Actual		$1,000.00	$1,028.00	$.63-B
Hypothetical-C		$1,000.00	$1,023.55	$1.25-D
Fidelity SAI International Low Volatility Index Fund	.20%
Actual		$1,000.00	$1,071.20	$1.03-B
Hypothetical-C		$1,000.00	$1,023.80	$1.00-D
Fidelity SAI U.S. Low Volatility Index Fund	.15%
Actual		$1,000.00	$1,103.10	$.78-B
Hypothetical-C		$1,000.00	$1,024.05	$.75-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period November 1, 2018 to April 30, 2019) for SAI International Low Volatility Index Fund and SAI U.S. Low Volatility Index Fund and multiplied by 91/365 (to reflect the period January 30, 2019 to April 30, 2019) for SAI Emerging Markets Low Volatility Index Fund.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Emerging Markets Low Volatility Index Fund

On September 20, 2018, the Board of Trustees, including the Independent Trustees (together, the

Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment professional compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the

Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also noted that, although the projected total expense ratio of the fund is above the median expense ratio of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, the competitive universe is composed predominantly of non factor-based developed market passive index funds.

The Board also noted that FMR had contractually agreed to reimburse the fund to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.25% through February 29, 2020.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SV1-SV2-SANN-0619
1.9867662.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019